As filed with the Securities and Exchange Commission on October 28, 2010

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

__________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 123	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 124	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

245 Park Avenue

New York, New York, 10167

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43230	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

__________

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☒	on November 1, 2010, pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on _________, pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

JPMorgan SmartRetirement Funds

Class A, Class C & Select Class Shares

November 1, 2010

JPMorgan SmartRetirement Income Fund®
    Class/Ticker: A/JSRAX; C/JSRCX; Select/JSRSX
JPMorgan SmartRetirement 2010 FundSM
    Class/Ticker: A/JSWAX; C/JSWCX; Select/JSWSX
JPMorgan SmartRetirement 2015 FundSM
    Class/Ticker: A/JSFAX; C/JSFCX; Select/JSFSX
JPMorgan SmartRetirement 2020 FundSM
    Class/Ticker: A/JTTAX; C/JTTCX; Select/JTTSX
JPMorgan SmartRetirement 2025 FundSM
    Class/Ticker: A/JNSAX; C/JNSCX; Select/JNSSX
JPMorgan SmartRetirement 2030 FundSM
    Class/Ticker: A/JSMAX; C/JSMCX; Select/JSMSX
JPMorgan SmartRetirement 2035 FundSM
    Class/Ticker: A/SRJAX; C/SRJCX; Select/SRJSX
JPMorgan SmartRetirement 2040 FundSM
    Class/Ticker: A/SMTAX; C/SMTCX; Select/SMTSX
JPMorgan SmartRetirement 2045 FundSM
    Class/Ticker: A/JSAAX; C/JSACX; Select/JSASX
JPMorgan SmartRetirement 2050 FundSM
    Class/Ticker: A/JTSAX; C/JTSCX; Select/JTSSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	5
JPMorgan SmartRetirement 2015 Fund	10
JPMorgan SmartRetirement 2020 Fund	15
JPMorgan SmartRetirement 2025 Fund	20
JPMorgan SmartRetirement 2030 Fund	25
JPMorgan SmartRetirement 2035 Fund	30
JPMorgan SmartRetirement 2040 Fund	35
JPMorgan SmartRetirement 2045 Fund	40
JPMorgan SmartRetirement 2050 Fund	45
More About the Funds	50
Principal Investment Strategies	50
Fundamental Policies	50
Investment Risks	61
Temporary Defensive Positions	66
More Information on S&P Target Date Index Series	66
How to Do Business with the Funds	67
Purchasing Fund Shares	67
Sales Charges	72
Rule 12b-1 Fees	75
Shareholder Servicing Fees	76
Networking and Sub-Transfer Agency Fees	76
Exchanging Fund Shares	76
Redeeming Fund Shares	77
Shareholder Information	80
Distributions and Taxes	80
Shareholder Statements and Reports	81
Availability of Proxy Voting Record	81
Portfolio Holdings Disclosure	81
Management of the Funds	83
The Adviser, Administrator and Distributor	83
Advisory Fees	83
Additional Compensation to Financial Intermediaries	83
The Fund Managers	83
Financial Highlights	84
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	104
Appendix A — Underlying Funds	105
How to Reach Us	Back cover

JPMorgan SmartRetirement Income Fund®

Class/Ticker: A/JSRAX; C/JSRCX; Select/JSRSX

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES  (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.32		0.32		0.32%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	07	0.	07	0.	07
Acquired Fund Fees and Expenses (Underlying Fund)	0.63		0.63		0.63
Total Annual Fund Operating Expenses [1]	1.20		1.70		0.95
Fee Waivers and/or Expense Reimbursements[1]	(0.30)		(0.15)		(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.90		1.55		0.80

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.27%, 0.92%, and 0.17% of the average daily net assets of the Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	538	785	1,052	1,814
CLASS C SHARES ($)	258	521	909	1,996
SELECT CLASS SHARES ($)	82	288	511	1,153

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	538	785	1,052	1,814
CLASS C SHARES ($)	158	521	909	1,996
SELECT CLASS SHARES ($)	82	288	511	1,153

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund® is a “fund of funds” that invests in other J.P. Morgan Funds (underlying

NOVEMBER 1, 2010   1

JPMorgan SmartRetirement Income Fund (continued)

funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. Because the Fund is designed for investors who are retired or about to retire soon, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) generally establishes a target allocation for the Fund on an annual basis that emphasizes fixed income funds and invests, to a lesser extent, in U.S. equity funds and other types of funds described above. In establishing the Fund’s allocation, the Adviser focuses on securities that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

2   JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	10.12%
Worst Quarter	4th quarter, 2008	–7.91%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.63%.

NOVEMBER 1, 2010   3

JPMorgan SmartRetirement Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
SELECT CLASS
Return Before Taxes	21.37%	3.38%
Return After Taxes on Distributions	19.94	1.99
Return After Taxes on Distributions and Sale of Fund Shares	13.92	2.15

CLASS A
Return Before Taxes	15.63	1.84

CLASS C
Return Before Taxes	19.50	2.62

S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	11.65	2.93

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.79	3.49

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: A/JSWAX; C/JSWCX; Select/JSWSX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class

Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.35		0.35		0.35%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	10	0.	10	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.66		0.66		0.66
Total Annual Fund Operating Expenses [1]	1.26		1.76		1.01
Fee Waivers and/or Expense Reimbursements[1]	(0.32)		(0.17)		(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.94		1.59		0.84

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	542	801	1,081	1,877
CLASS C SHARES ($)	262	538	938	2,059
SELECT CLASS SHARES ($)	86	305	541	1,221

NOVEMBER 1, 2010   5

JPMorgan SmartRetirement 2010 Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	542	801	1,081	1,877
CLASS C SHARES ($)	162	538	938	2,059
SELECT CLASS SHARES ($)	86	305	541	1,221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry

6   JPMORGAN SMARTRETIREMENT FUNDS

more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   7

JPMorgan SmartRetirement 2010 Fund (continued)

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2009	11.38%
Worst Quarter	4th quarter, 2008	–10.54%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.76%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
SELECT CLASS
Return Before Taxes	23.32%	2.69%
Return After Taxes on Distributions	21.91	1.28
Return After Taxes on Distributions and Sale of Fund Shares	15.21	1.58

CLASS A
Return Before Taxes	17.57	1.15

CLASS C
Return Before Taxes	21.49	1.93

S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	14.90	2.62

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX
(Reflects No Deduction for Taxes)	21.58	2.23

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

8   JPMORGAN SMARTRETIREMENT FUNDS

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   9

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker: A/JSFAX; C/JSFCX; Select/JSFSX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.35		0.35		0.35%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	10	0.	10	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.73		0.73		0.73
Total Annual Fund Operating Expenses [1]	1.33		1.83		1.08
Fee Waivers and/or Expense Reimbursements[1]	(0.32)		(0.17)		(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.01		1.66		0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

10   JPMORGAN SMARTRETIREMENT FUNDS

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	548	822	1,117	1,953
CLASS C SHARES ($)	269	559	975	2,134
SELECT CLASS SHARES ($)	93	327	579	1,302

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	548	822	1,117	1,953
CLASS C SHARES ($)	169	559	975	2,134
SELECT CLASS SHARES ($)	93	327	579	1,302

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more

NOVEMBER 1, 2010   11

JPMorgan SmartRetirement 2015 Fund (continued)

volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

12   JPMORGAN SMARTRETIREMENT FUNDS

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	14.01%
Worst Quarter	4th quarter, 2008	–13.53%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.09%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
SELECT CLASS
Return Before Taxes	26.66%	2.16%
Return After Taxes on Distributions	25.40	0.85
Return After Taxes on Distributions and Sale of Fund Shares	17.42	1.22

CLASS A
Return Before Taxes	20.81	0.64

CLASS C
Return Before Taxes	24.77	1.40

S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	17.77	2.21

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX
(Reflects No Deduction for Taxes)	25.18	2.09

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

NOVEMBER 1, 2010   13

JPMorgan SmartRetirement 2015 Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: A/JTTAX; C/JTTCX; Select/JTTSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.34		0.34		0.34%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	09	0.	09	0.	09
Acquired Fund Fees and Expenses (Underlying Fund)	0.78		0.78		0.78
Total Annual Fund Operating Expenses [1]	1.37		1.87		1.12
Fee Waivers and/or Expense Reimbursements[1]	(0.31)		(0.16)		(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.06		1.71		0.96

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28%, 0.93% and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

NOVEMBER 1, 2010   15

JPMorgan SmartRetirement 2020 Fund (continued)

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	553	835	1,138	1,996
CLASS C SHARES ($)	274	572	996	2,177
SELECT CLASS SHARES ($)	98	340	601	1,349

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	553	835	1,138	1,996
CLASS C SHARES ($)	174	572	996	2,177
SELECT CLASS SHARES ($)	98	340	601	1,349

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

16   JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   17

JPMorgan SmartRetirement 2020 Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.73%
Worst Quarter	4th quarter, 2008	–15.58%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.95%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
SELECT CLASS
Return Before Taxes	29.21%	1.78%
Return After Taxes on Distributions	28.20	0.50
Return After Taxes on Distributions and Sale of Fund Shares	19.13	0.91

CLASS A
Return Before Taxes	23.19	0.23

CLASS C
Return Before Taxes	27.26	1.02

S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.25	1.73

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX
(Reflects No Deduction for Taxes)	27.70	1.44

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

18   JPMORGAN SMARTRETIREMENT FUNDS

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   19

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: A/JNSAX; C/JNSCX; Select/JNSSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.35		0.34		0.34%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	10	0.	09	0.	09
Acquired Fund Fees and Expenses (Underlying Fund)	0.81		0.81		0.81
Total Annual Fund Operating Expenses [1]	1.41		1.90		1.15
Fee Waivers and/or Expense Reimbursements[1]	(0.31)		(0.15)		(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.10		1.75		1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

20   JPMORGAN SMARTRETIREMENT FUNDS

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	557	847	1,158	2,039
CLASS C SHARES ($)	278	582	1,013	2,210
SELECT CLASS SHARES ($)	102	350	618	1,384

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	557	847	1,158	2,039
CLASS C SHARES ($)	178	582	1,013	2,210
SELECT CLASS SHARES ($)	102	350	618	1,384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty

NOVEMBER 1, 2010   21

JPMorgan SmartRetirement 2025 Fund (continued)

will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

22   JPMORGAN SMARTRETIREMENT FUNDS

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.12%
Worst Quarter	4th quarter, 2008	–17.36%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.56%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
SELECT CLASS
Return Before Taxes	31.29%	(3.17)%
Return After Taxes on Distributions	30.47	(4.08)
Return After Taxes on Distributions and Sale of Fund Shares	20.50	(3.10)

CLASS A
Return Before Taxes	25.11	(5.23)

CLASS C
Return Before Taxes	29.23	(3.91)

S&P TARGET DATE 2025 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	22.33	(3.88)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.47	(6.43)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

NOVEMBER 1, 2010   23

JPMorgan SmartRetirement 2025 Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: A/JSMAX; C/JSMCX; Select/JSMSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.36		0.36		0.36%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	11	0.	11	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.85		0.85		0.85
Total Annual Fund Operating Expenses [1]	1.46		1.96		1.21
Fee Waivers and/or Expense Reimbursements[1]	(0.32)		(0.17)		(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.14		1.79		1.04

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

NOVEMBER 1, 2010   25

JPMorgan SmartRetirement 2030 Fund (continued)

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	561	861	1,183	2,092
CLASS C SHARES ($)	282	599	1,042	2,272
SELECT CLASS SHARES ($)	106	367	649	1,451

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	561	861	1,183	2,092
CLASS C SHARES ($)	182	599	1,042	2,272
SELECT CLASS SHARES ($)	106	367	649	1,451

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic

26   JPMORGAN SMARTRETIREMENT FUNDS

risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   27

JPMorgan SmartRetirement 2030 Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.50%
Worst Quarter	4th quarter, 2008	–19.02%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.44%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
SELECT CLASS
Return Before Taxes	32.72%	1.02%
Return After Taxes on Distributions	31.89	(0.07)
Return After Taxes on Distributions and Sale of Fund Shares	21.46	0.45

CLASS A
Return Before Taxes	26.45	(0.49)

CLASS C
Return Before Taxes	30.73	0.26

S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	24.01	1.08

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX
(Reflect No Deduction for Taxes)	30.89	(0.18)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

28   JPMORGAN SMARTRETIREMENT FUNDS

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   29

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: A/SRJAX; C/SRJCX; Select/SRJSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.37		0.37		0.36%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	12	0.	12	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.87		0.87		0.87
Total Annual Fund Operating Expenses [1]	1.49		1.99		1.23
Fee Waivers and/or Expense Reimbursements[1]	(0.33)		(0.18)		(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.16		1.81		1.06

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	563	869	1,197	2,122
CLASS C SHARES ($)	284	607	1,056	2,302
SELECT CLASS SHARES ($)	108	374	659	1,474

30   JPMORGAN SMARTRETIREMENT FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	563	869	1,197	2,122
CLASS C SHARES ($)	184	607	1,056	2,302
SELECT CLASS SHARES ($)	108	374	659	1,474

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

NOVEMBER 1, 2010   31

JPMorgan SmartRetirement 2035 Fund (continued)

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

32   JPMORGAN SMARTRETIREMENT FUNDS

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.33%
Worst Quarter	4th quarter, 2008	–19.18%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.00%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
SELECT CLASS
Return Before Taxes	33.95%	(4.38)%
Return After Taxes on Distributions	33.28	(5.14)
Return After Taxes on Distributions and Sale of Fund Shares	22.28	(4.01)

CLASS A
Return Before Taxes	27.57	(6.44)

CLASS C
Return Before Taxes	31.84	(5.13)

S&P TARGET DATE 2035 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	25.30	(5.76)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.27	(7.89)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

NOVEMBER 1, 2010   33

JPMorgan SmartRetirement 2035 Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker: A/SMTAX; C/SMTCX; Select/SMTSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.40		0.40		0.40%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	15	0.	15	0.	15
Acquired Fund Fees and Expenses (Underlying Fund)	0.88		0.88		0.88
Total Annual Fund Operating Expenses [1]	1.53		2.03		1.28
Fee Waivers and/or Expense Reimbursements[1]	(0.36)		(0.21)		(0.21)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.17		1.82		1.07

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	564	878	1,214	2,162
CLASS C SHARES ($)	285	616	1,074	2,342
SELECT CLASS SHARES ($)	109	385	682	1,527

NOVEMBER 1, 2010   35

JPMorgan SmartRetirement 2040 Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	564	878	1,214	2,162
CLASS C SHARES ($)	185	616	1,074	2,342
SELECT CLASS SHARES ($)	109	385	682	1,527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

36   JPMORGAN SMARTRETIREMENT FUNDS

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   37

JPMorgan SmartRetirement 2040 Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.26%
Worst Quarter	4th quarter, 2008	–19.46%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.10%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
SELECT CLASS
Return Before Taxes	33.61%	0.86%
Return After Taxes on Distributions	32.90	(0.21)
Return After Taxes on Distributions and Sale of Fund Shares	22.07	0.33

CLASS A
Return Before Taxes	27.31	(0.63)

CLASS C
Return Before Taxes	31.59	0.11

S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.28	0.04

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.39	(2.85)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimum

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

38   JPMORGAN SMARTRETIREMENT FUNDS

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   39

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: A/JSAAX; C/JSACX; Select/JSASX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.42		0.42		0.42%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	17	0.	17	0.	17
Acquired Fund Fees and Expenses (Underlying Fund)	0.87		0.87		0.87
Total Annual Fund Operating Expenses [1]	1.54		2.04		1.29
Fee Waivers and/or Expense Reimbursements[1]	(0.38)		(0.23)		(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.16		1.81		1.06

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	563	879	1,217	2,171
CLASS C SHARES ($)	284	617	1,077	2,351
SELECT CLASS SHARES ($)	108	386	686	1,536

40   JPMORGAN SMARTRETIREMENT FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	563	879	1,217	2,171
CLASS C SHARES ($)	184	617	1,077	2,351
SELECT CLASS SHARES ($)	108	386	686	1,536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

NOVEMBER 1, 2010   41

JPMorgan SmartRetirement 2045 Fund (continued)

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

42   JPMORGAN SMARTRETIREMENT FUNDS

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.20%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.90%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
SELECT CLASS
Return Before Taxes	33.98%	(3.89)%
Return After Taxes on Distributions	33.26	(4.68)
Return After Taxes on Distributions and Sale of Fund Shares	22.30	(3.62)

CLASS A
Return Before Taxes	27.88	(5.92)

CLASS C
Return Before Taxes	31.95	(4.63)

S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.28	(8.27)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

NOVEMBER 1, 2010   43

JPMorgan SmartRetirement 2045 Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: A/JTSAX; C/JTSCX; Select/JTSSX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 72 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	NONE		NONE		NONE
Distribution (Rule 12b-1) Fees	0.25%		0.75%		NONE
Other Expenses	0.49		0.49		0.49%
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	24	0.	24	0.	24
Acquired Fund Fees and Expenses (Underlying Fund)	0.87		0.87		0.87
Total Annual Fund Operating Expenses [1]	1.61		2.11		1.36
Fee Waivers and/or Expense Reimbursements[1]	(0.45)		(0.30)		(0.30)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.16		1.81		1.06

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	563	893	1,246	2,239
CLASS C SHARES ($)	284	632	1,106	2,418
SELECT CLASS SHARES ($)	108	401	716	1,609

NOVEMBER 1, 2010   45

JPMorgan SmartRetirement 2050 Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	563	893	1,246	2,239
CLASS C SHARES ($)	184	632	1,106	2,418
SELECT CLASS SHARES ($)	108	401	716	1,609

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

46   JPMORGAN SMARTRETIREMENT FUNDS

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050 + Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   47

JPMorgan SmartRetirement 2050 Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.04%
Worst Quarter	4th quarter, 2008	–19.11%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.24%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
SELECT CLASS
Return Before Taxes	33.66%	(3.95)%
Return After Taxes on Distributions	32.97	(4.72)
Return After Taxes on Distributions and Sale of Fund Shares	22.09	(3.67)

CLASS A
Return Before Taxes	27.45	(5.99)

CLASS C
Return Before Taxes	31.76	(4.68)

S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2050 + FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.75	(8.49)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

48   JPMORGAN SMARTRETIREMENT FUNDS

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   49

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM or Security Capital Research & Management Incorporated (SC-R&M). SC-R&M is under common control with JPMIM. Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund and the Highbridge Dynamic Commodities Strategy Fund. HCM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to invest in a diversified group of other mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds). The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies , commodities and money market instruments. Exposure and diversification to such asset classes is achieved by investing in the other J.P. Morgan Funds (the underlying funds) as well as by investing directly in securities and other financial instruments, including derivatives, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC). In connection with its main investment strategies, the Funds may use futures including exchange traded futures. The Funds are also permitted to use other derivatives such as options and swaps. Under certain market conditions, the use of derivatives could be significant.

A brief description of the underlying J.P. Morgan Funds can be found in Appendix A. Appendix A lists the underlying funds that each Fund may utilize as of the date of this prospectus. The Funds may invest in additional underlying funds that are not listed on Appendix A from time to time in the future so long as a Fund’s investments in any additional underlying fund does not exceed 5% of Fund holdings. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the Adviser believes would outperform the Funds’ benchmarks and peer group over the long term.

All of the JPMorgan SmartRetirement Funds, except the JPMorgan SmartRetirement Income Fund (the Target Date Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2015 for the JPMorgan SmartRetirement 2015 Fund). The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the Statement of Additional Information.

Glide Path.  JPMIM uses a strategic asset allocation strategy for each of the Target Date Funds that changes over time as a Fund approaches its target retirement date. This is known as the “Glide Path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s target asset allocation will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. Once a Target Date Fund’s asset allocation is substantially the same as the JPMorgan SmartRetirement Income Fund, the Target Date Fund may , but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The Target Date Funds are “to” funds rather than “through” funds.

50   JPMORGAN SMARTRETIREMENT FUNDS

WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?

A “through” target date fund has a longer Glide Path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund treats the target date as the end point of the Glide Path. These funds reach their most conservative allocation close to the target retirement year. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

Target Allocations.  For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among J.P. Morgan Funds. For each Target Date Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds or asset classes when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time.

For each Fund, the target asset allocation among types of underlying funds as of November 1, 2010 is set forth below.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

NOVEMBER 1, 2010   51

More About the Funds (continued)

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

52   JPMORGAN SMARTRETIREMENT FUNDS

The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMorgan SmartRetirement Income Fund		JPMorgan SmartRetirement 2010 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	16.0%	0–30%	17.6%	6–36%
U.S. Small/Mid Cap Equity Funds	3.0	0–10	3.4	0–10
REIT Funds	4.0	0–10	4.4	0–20
International Equity Funds	8.0	0–23	8.8	0–27
Emerging Markets Equity Funds	2.0	0–5	2.2	0–10
U.S. Fixed Income Funds	45.0	30–90	44.0	20–80
Emerging Markets Debt Funds	4.5	0–15	4.4	0–15
High Yield Fixed Income Funds	7.5	0–15	7.2	0–15
Money Market Funds/Cash and Cash Equivalents	10.0	0–20	8.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2015 Fund		JPMorgan SmartRetirement 2020 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	25.0%	12–42%	30.0%	17–47%
U.S. Small/Mid Cap Equity Funds	5.3	0–20	6.8	0–20
REIT Funds	6.1	0–20	6.6	0–20
International Equity Funds	12.5	0–30	15.0	0–30
Emerging Markets Equity Funds	3.1	0–10	3.6	0–10
U.S. Fixed Income Funds	38.2	20–60	29.2	10–50
Emerging Markets Debt Funds	3.9	0–15	3.4	0–15
High Yield Fixed Income Funds	5.9	0–15	5.4	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

NOVEMBER 1, 2010   53

More About the Funds (continued)

	JPMorgan SmartRetirement 2025 Fund		JPMorgan SmartRetirement 2030 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	34.7%	20–50%	38.2%	20–55%
U.S. Small/Mid Cap Equity Funds	8.2	0–20	9.2	0–20
REIT Funds	7.1	0–20	7.6	0–20
International Equity Funds	17.4	5–35	19.4	5–35
Emerging Markets Equity Funds	4.1	0–10	4.6	0–10
U.S. Fixed Income Funds	20.7	0–40	14.2	0–40
Emerging Markets Debt Funds	2.9	0–15	2.4	0–15
High Yield Fixed Income Funds	4.9	0–15	4.4	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2035 Fund		JPMorgan SmartRetirement 2040 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	41.0%	25–55%	41.0%	25–55%
U.S. Small/Mid Cap Equity Funds	10.0	0–20	10.0	0–20
REIT Funds	8.0	0–20	8.0	0–20
International Equity Funds	21.0	5–35	21.0	5–35
Emerging Markets Equity Funds	5.0	0–10	5.0	0–10
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2045 Fund		JPMorgan SmartRetirement 2050 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	41.0%	25–55%	41.0%	25–55%
U.S. Small/Mid Cap Equity Funds	10.0	0–20	10.0	0–20
REIT Funds	8.0	0–20	8.0	0–20
International Equity Funds	21.0	5–35	21.0	5–35
Emerging Markets Equity Funds	5.0	0–10	5.0	0–10
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

54   JPMORGAN SMARTRETIREMENT FUNDS

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying J.P. Morgan Funds within the following ranges, subject to changes as described above.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–25%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Dynamic Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Research Equity Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Value Discovery Fund*	0–20	0–25	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

NOVEMBER 1, 2010   55

More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Dynamic Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Research Equity Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Value Discovery Fund*	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

56   JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20

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	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–5	0–10	0–10	0–10	0–10
JPMorgan Emerging Markets Equity Fund	0–5	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Inflation Managed Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Limited Duration Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–80	0–60	0–50	0–40
JPMorgan Total Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–80	0–60	0–50	0–40

58   JPMORGAN SMARTRETIREMENT FUNDS

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Emerging Markets Equity Fund	0–10	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Inflation Managed Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Limited Duration Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Total Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40

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	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–10	0–10	0–10	0–10

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

60   JPMORGAN SMARTRETIREMENT FUNDS

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds currently do not offer Class R5 Shares and will not offer Class R6 Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds, or to the extent that an underlying fund does not have Institutional Class Shares, the Funds may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Funds invest in shares of the underlying funds that do not offer Class R6 Shares, the Funds’ total expenses will be higher. Additional J.P. Morgan Funds may be added to the list of underlying funds from time to time.

Direct Investments in Securities and Financial Instruments. The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities and other financial instruments, such as futures, swaps and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities.

INVESTMENT RISKS

The JPMorgan SmartRetirement Funds invest in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the JPMorgan SmartRetirement Funds and the risks associated with the underlying funds are described below.

Investment Risk.  JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.

JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.

1.	Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.

2.	You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.

3.	Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.

4.	Your risk tolerance may change over time. It is important that you re-evaluate your investment in a Target Date Fund periodically.

5.	If you need help making an investment decision, you should consult a financial advisor.

Investments in Mutual Funds Risk. Each JPMorgan SmartRetirement Fund invests in underlying J.P. Morgan Funds as a primary strategy, so each Fund’s performance is directly related to the performance of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s a dviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Derivatives Risk.  The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate

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perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Derivatives also expose the Fund and underlying fund s to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Securities and Financial Instruments Risks.  JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.

Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by

62   JPMORGAN SMARTRETIREMENT FUNDS

applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the Adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Interest Rate Risk. Some of the underlying funds invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Funds. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Mortgage-Related and Other Asset-Backed Securities Risk. Some of the underlying funds invest in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield . Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be more volatile and may be subject to higher risk of nonpayment.

Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Foreign Securities and Emerging Market Risks. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These

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risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the underlying fund’s yield on those securities would be decreased.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.

Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these Funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the underlying funds’ shares being more sensitive to the economic results of those issuing the securities.

Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the CPI-U in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of i nfla t ion. In a ddition, s ome of the underlying fund s may mak e direct investmen ts in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest is adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the

64   JPMORGAN SMARTRETIREMENT FUNDS

prices of goods and services. An underlying fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Securities Lending Risk. Some of the underlying funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. In addition, an underlying fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, an underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.

Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.

Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect an underlying fund’s performance.

Redemption Risk. An underlying fund may need to sell its holdings in order to meet shareholder redemption requests. The underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to or is required to sell

NOVEMBER 1, 2010   65

More About the Funds (continued)

are illiquid. The underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 and will not offer Class R6 Shares, therefore, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R6, Class R5 or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. The shares of the underlying funds in which the JPMorgan SmartRetirement Funds invest impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver s and/or Expense Reimbursement s ” in the Annual Fund Operating Expenses table.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ON S&P TARGET DATE INDEX SERIES

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an Index) was 9/25/08 (the Original Inception Date). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective 3/1/10, Standard & Poor’s modified the method used to calculate Index levels and returns for each Index. Index history prior to 3/1/10 reflected the original calculation method, while Index history after 3/1/10 reflects the modified calculation method.

Prior to 3/1/10, each Index was reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After 3/1/10, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule took effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

66   JPMORGAN SMARTRETIREMENT FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate famil y m e mber s (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

NOVEMBER 1, 2010   67

How to Do Business with the Funds (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

68   JPMORGAN SMARTRETIREMENT FUNDS

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 121-b fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in securities and other financial instruments. The market value of an underlying fund’s investments and the Funds’ direct investments in securities and other financial instruments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

NOVEMBER 1, 2010   69

How to Do Business with the Funds (continued)

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

Decide how much you want to invest.

Class A and Class C Shares are subject to a $500 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. Subsequent investments must be at least $25 per Fund.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares , a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

70   JPMORGAN SMARTRETIREMENT FUNDS

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $500 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NOVEMBER 1, 2010   71

How to Do Business with the Funds (continued)

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS1

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 to $249,999	3.50	3.63	3.05
$250,000 to $499,999	2.50	2.56	2.05
$500,000 to $999,999	2.00	2.04	1.60
$1,000,000 or more*	None	None	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the

72   JPMORGAN SMARTRETIREMENT FUNDS

trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent:  In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combine d balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees , and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in S ection 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s , of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any

NOVEMBER 1, 2010   73

How to Do Business with the Funds (continued)

dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

74   JPMORGAN SMARTRETIREMENT FUNDS

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Redemptions made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 Fees

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell

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How to Do Business with the Funds (continued)

shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

For the Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Funds or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

76   JPMORGAN SMARTRETIREMENT FUNDS

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of a Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

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How to Do Business with the Funds (continued)

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’

78   JPMORGAN SMARTRETIREMENT FUNDS

advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear if Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

If you receive distributions that are properly designated as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear if Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses.

80   JPMORGAN SMARTRETIREMENT FUNDS

These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by a Fund, as discussed in the Statement of Additional Information

The tax considerations described in this section do not apply to tax-deferred or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

NOVEMBER 1, 2010   81

Shareholder Information (continued)

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

82   JPMORGAN SMARTRETIREMENT FUNDS

Management of the Funds

The Adviser, Administrator and Distributor

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (245 Park Avenue, New York, NY 10167) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in that Fund’s semi-annual report for the six-month period ended December 31.

Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Fund Managers

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, Michael Schoenhaut and Daniel Oldroyd. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has had investment oversight responsibility for the Funds since 2008. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of GMAG since 2000, and a portfolio manager of the Funds since their inception. Mr. Jakobson, Managing Director, joined JPMIM in 1987, has served as a portfolio manager for JPMIM’s global asset allocation and balanced portfolios since 1995, and has been a portfolio manager of the Funds since their inception. Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception. An employee since 2000 and a portfolio manager of the Funds since November 2010, Mr. Oldroyd, Vice President and CFA and CAIA charterholder, has held several positions including investment strategist for J.P. Morgan Retirement Plans Services.

JPMIM and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

NOVEMBER 1, 2010   83

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the last one through five years or the periods of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available on request.

The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (Underlying Fund) .

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement Income Fund
Class A
Year Ended June 30, 2010	$12.96	$0.46	(g)	$1.28	$1.74	$(0.44)	$—	$(0.44)
Year Ended June 30, 2009	14.75	0.47	(g)	(1.56)	(1.09)	(0.47)	(0.23)	(0.70)
Year Ended June 30, 2008	15.98	0.59	(g)	(1.09)	(0.50)	(0.72)	(0.01)	(0.73)
Year Ended June 30, 2007	14.88	0.62	(g)	0.94	1.56	(0.46)	— (h)	(0.46)
May 15, 2006 (i) through June 30, 2006	15.00	0.10		(0.13)	(0.03)	(0.09)	—	(0.09)

Class C
Year Ended June 30, 2010	12.95	0.38	(g)	1.27	1.65	(0.36)	—	(0.36)
Year Ended June 30, 2009	14.75	0.43	(g)	(1.59)	(1.16)	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2008	15.98	0.52	(g)	(1.09)	(0.57)	(0.65)	(0.01)	(0.66)
Year Ended June 30, 2007	14.88	0.50	(g)	0.97	1.47	(0.37)	— (h)	(0.37)
May 15, 2006 (i) through June 30, 2006	15.00	0.08		(0.12)	(0.04)	(0.08)	—	(0.08)

Select Class
Year Ended June 30, 2010	12.96	0.47	(g)	1.29	1.76	(0.45)	—	(0.45)
Year Ended June 30, 2009	14.76	0.51	(g)	(1.58)	(1.07)	(0.50)	(0.23)	(0.73)
Year Ended June 30, 2008	15.98	0.61	(g)	(1.07)	(0.46)	(0.75)	(0.01)	(0.76)
Year Ended June 30, 2007	14.88	0.62	(g)	0.97	1.59	(0.49)	— (h)	(0.49)
May 15, 2006 (i) through June 30, 2006	15.00	0.10		(0.12)	(0.02)	(0.10)	—	(0.10)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of operations.

84   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$14.26	13.42%	$21,538	0.28%	3.21%	0.57%	10%
12.96	(7.13)	4,910	0.42	3.68	0.62	63
14.75	(3.27)	1,857	0.42	3.82	0.56	38
15.98	10.55	134	0.42	3.91	1.02	38
14.88	(0.19)	25	0.41	5.10	0.73	1

14.24	12.78	1,635	0.92	2.67	1.07	10
12.95	(7.64)	418	0.92	3.32	1.11	63
14.75	(3.75)	315	0.92	3.38	1.06	38
15.98	9.98	73	0.92	3.18	1.45	38
14.88	(0.25)	25	0.91	4.61	1.19	1

14.27	13.62	26,081	0.17	3.27	0.32	10
12.96	(6.99)	11,569	0.17	4.01	0.37	63
14.76	(3.02)	10,104	0.17	3.93	0.31	38
15.98	10.80	3,455	0.17	3.88	0.46	38
14.88	(0.15)	100	0.17	5.35	0.52	1

NOVEMBER 1, 2010   85

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2010 Fund
Class A
Year Ended June 30, 2010	$12.36	$0.44	(g)	$1.38	$1.82	$(0.45)	$—	$(0.45)
Year Ended June 30, 2009	14.67	0.46	(g)	(2.06)	(1.60)	(0.42)	(0.29)	(0.71)
Year Ended June 30, 2008	16.22	0.55		(1.33)	(0.78)	(0.67)	(0.10)	(0.77)
Year Ended June 30, 2007	14.88	0.50		1.39	1.89	(0.54)	(0.01)	(0.55)
May 15, 2006 (h) through June 30, 2006	15.00	0.09		(0.16)	(0.07)	(0.05)	—	(0.05)

Class C
Year Ended June 30, 2010	12.35	0.37	(g)	1.35	1.72	(0.37)	—	(0.37)
Year Ended June 30, 2009	14.65	0.41	(g)	(2.05)	(1.64)	(0.37)	(0.29)	(0.66)
Year Ended June 30, 2008	16.21	0.49		(1.34)	(0.85)	(0.61)	(0.10)	(0.71)
Year Ended June 30, 2007	14.88	0.39		1.41	1.80	(0.46)	(0.01)	(0.47)
May 15, 2006 (h) through June 30, 2006	15.00	0.07		(0.15)	(0.08)	(0.04)	—	(0.04)

Select Class
Year Ended June 30, 2010	12.36	0.45	(g)	1.38	1.83	(0.46)	—	(0.46)
Year Ended June 30, 2009	14.66	0.48	(g)	(2.04)	(1.56)	(0.45)	(0.29)	(0.74)
Year Ended June 30, 2008	16.22	0.58		(1.32)	(0.74)	(0.72)	(0.10)	(0.82)
Year Ended June 30, 2007	14.88	0.53		1.40	1.93	(0.58)	(0.01)	(0.59)
May 15, 2006 (h) through June 30, 2006	15.00	0.09		(0.16)	(0.07)	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

86   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.73	14.72%	$29,031	0.29%	3.19%	0.60%	16%
12.36	(10.62)	8,850	0.43	3.74	0.67	63
14.67	(5.01)	4,806	0.43	3.37	0.62	31
16.22	12.85	2,622	0.43	3.15	0.56	27
14.88	(0.47)	25	0.43	4.60	0.80	2

13.70	13.97	1,435	0.93	2.70	1.10	16
12.35	(10.95)	424	0.93	3.38	1.17	63
14.65	(5.49)	194	0.93	3.67	1.15	31
16.21	12.28	32	0.93	2.63	1.08	27
14.88	(0.53)	25	0.93	3.99	1.25	2

13.73	14.83	54,458	0.18	3.28	0.35	16
12.36	(10.36)	35,148	0.18	3.90	0.41	63
14.66	(4.81)	32,554	0.18	3.81	0.39	31
16.22	13.12	10,400	0.18	3.31	0.31	27
14.88	(0.44)	100	0.18	4.72	0.51	2

NOVEMBER 1, 2010   87

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2015 Fund
Class A
Year Ended June 30, 2010	$11.81	$0.42	(g)	$1.48	$1.90	$(0.41)	$—	$(0.41)
Year Ended June 30, 2009	14.67	0.40	(g)	(2.57)	(2.17)	(0.36)	(0.33)	(0.69)
Year Ended June 30, 2008	16.56	0.46	(g)	(1.53)	(1.07)	(0.67)	(0.15)	(0.82)
Year Ended June 30, 2007	14.83	0.41	(g)	1.83	2.24	(0.50)	(0.01)	(0.51)
May 15, 2006 (h) through June 30, 2006	15.00	0.07		(0.19)	(0.12)	(0.05)	—	(0.05)

Class C
Year Ended June 30, 2010	11.77	0.33	(g)	1.49	1.82	(0.34)	—	(0.34)
Year Ended June 30, 2009	14.65	0.37	(g)	(2.59)	(2.22)	(0.33)	(0.33)	(0.66)
Year Ended June 30, 2008	16.57	0.42	(g)	(1.58)	(1.16)	(0.61)	(0.15)	(0.76)
Year Ended June 30, 2007	14.83	0.31	(g)	1.85	2.16	(0.41)	(0.01)	(0.42)
May 15, 2006 (h) through June 30, 2006	15.00	0.06		(0.19)	(0.13)	(0.04)	—	(0.04)

Select Class
Year Ended June 30, 2010	11.82	0.42	(g)	1.49	1.91	(0.42)	—	(0.42)
Year Ended June 30, 2009	14.67	0.42	(g)	(2.56)	(2.14)	(0.38)	(0.33)	(0.71)
Year Ended June 30, 2008	16.57	0.51	(g)	(1.55)	(1.04)	(0.71)	(0.15)	(0.86)
Year Ended June 30, 2007	14.83	0.46	(g)	1.83	2.29	(0.54)	(0.01)	(0.55)
May 15, 2006 (h) through June 30, 2006	15.00	0.08		(0.20)	(0.12)	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

88   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.30	16.05%	$43,456	0.29%	3.06%	0.60%	17%
11.81	(14.49)	12,945	0.43	3.41	0.65	50
14.67	(6.74)	6,816	0.43	2.92	0.65	26
16.56	15.24	3,713	0.43	2.47	0.53	25
14.83	(0.82)	26	0.43	3.88	0.78	2

13.25	15.42	3,208	0.93	2.47	1.10	17
11.77	(14.89)	923	0.93	3.24	1.18	50
14.65	(7.27)	93	0.93	2.68	1.14	26
16.57	14.70	15	0.93	1.98	1.05	25
14.83	(0.88)	25	0.93	3.38	1.26	2

13.31	16.15	71,936	0.18	3.10	0.35	17
11.82	(14.23)	46,567	0.18	3.63	0.41	50
14.67	(6.56)	25,510	0.18	3.26	0.41	26
16.57	15.60	11,517	0.18	2.77	0.28	25
14.83	(0.79)	99	0.18	4.13	0.51	2

NOVEMBER 1, 2010   89

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2020 Fund
Class A
Year Ended June 30, 2010	$11.44	$0.36	(g)	$1.58	$1.94	$(0.38)	$—	$(0.38)
Year Ended June 30, 2009	14.68	0.34	(g)	(2.90)	(2.56)	(0.30)	(0.38)	(0.68)
Year Ended June 30, 2008	16.86	0.42	(g)	(1.76)	(1.34)	(0.65)	(0.19)	(0.84)
Year Ended June 30, 2007	14.78	0.37	(g)	2.17	2.54	(0.45)	(0.01)	(0.46)
May 15, 2006 (h) through June 30, 2006	15.00	0.06		(0.23)	(0.17)	(0.05)	—	(0.05)

Class C
Year Ended June 30, 2010	11.43	0.29	(g)	1.57	1.86	(0.30)	—	(0.30)
Year Ended June 30, 2009	14.69	0.30	(g)	(2.93)	(2.63)	(0.25)	(0.38)	(0.63)
Year Ended June 30, 2008	16.87	0.32	(g)	(1.74)	(1.42)	(0.57)	(0.19)	(0.76)
Year Ended June 30, 2007	14.79	0.22	(g)	2.24	2.46	(0.37)	(0.01)	(0.38)
May 15, 2006 (h) through June 30, 2006	15.00	0.05		(0.22)	(0.17)	(0.04)	—	(0.04)

Select Class
Year Ended June 30, 2010	11.46	0.37	(g)	1.59	1.96	(0.39)	—	(0.39)
Year Ended June 30, 2009	14.70	0.37	(g)	(2.91)	(2.54)	(0.32)	(0.38)	(0.70)
Year Ended June 30, 2008	16.88	0.45	(g)	(1.76)	(1.31)	(0.68)	(0.19)	(0.87)
Year Ended June 30, 2007	14.79	0.37	(g)	2.22	2.59	(0.49)	(0.01)	(0.50)
May 15, 2006 (h) through June 30, 2006	15.00	0.07		(0.23)	(0.16)	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

90   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.00	16.91%	$76,191	0.29%	2.70%	0.59%	20%
11.44	(17.10)	20,941	0.43	3.04	0.66	50
14.68	(8.29)	10,863	0.43	2.65	0.68	27
16.86	17.38	2,049	0.43	2.21	0.52	36
14.78	(1.15)	54	0.43	5.17	0.77	6

12.99	16.26	3,886	0.93	2.16	1.09	20
11.43	(17.54)	1,643	0.93	2.64	1.16	50
14.69	(8.73)	435	0.93	2.03	1.15	27
16.87	16.76	169	0.93	1.37	1.02	36
14.79	(1.15)	33	0.93	3.42	1.27	6

13.03	17.08	139,647	0.18	2.82	0.34	20
11.46	(16.88)	76,989	0.18	3.26	0.41	50
14.70	(8.07)	61,177	0.18	2.83	0.43	27
16.88	17.68	20,483	0.18	2.22	0.27	36
14.79	(1.08)	99	0.18	3.55	0.51	6

NOVEMBER 1, 2010   91

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2025 Fund
Class A
Year Ended June 30, 2010	$10.61	$0.30	(g)	$1.54	$1.84	$(0.30)	$—	$(0.30)
Year Ended June 30, 2009	13.51	0.30	(g)	(2.92)	(2.62)	(0.23)	(0.05)	(0.28)
July 31, 2007 (h) through June 30, 2008	15.00	0.40	(g)	(1.33)	(0.93)	(0.56)	—	(0.56)

Class C
Year Ended June 30, 2010	10.61	0.21	(g)	1.55	1.76	(0.22)	—	(0.22)
Year Ended June 30, 2009	13.50	0.23	(g)	(2.89)	(2.66)	(0.18)	(0.05)	(0.23)
July 31, 2007 (h) through June 30, 2008	15.00	0.31	(g)	(1.31)	(1.00)	(0.50)	—	(0.50)

Select Class
Year Ended June 30, 2010	10.62	0.32	(g)	1.54	1.86	(0.31)	—	(0.31)
Year Ended June 30, 2009	13.52	0.31	(g)	(2.91)	(2.60)	(0.25)	(0.05)	(0.30)
July 31, 2007 (h) through June 30, 2008	15.00	0.37	(g)	(1.27)	(0.90)	(0.58)	—	(0.58)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

92   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.15	17.26%	$44,106	0.30%	2.39%	0.60%	28%
10.61	(19.23)	5,921	0.44	2.88	0.69	51
13.51	(6.48)	1,983	0.44	3.06	0.53	33

12.15	16.52	1,720	0.94	1.71	1.09	28
10.61	(19.58)	926	0.94	2.20	1.21	51
13.50	(6.94)	264	0.94	2.32	1.53	33

12.17	17.43	47,707	0.19	2.54	0.34	28
10.62	(19.05)	29,554	0.19	3.10	0.46	51
13.52	(6.25)	2,206	0.19	2.79	0.55	33

NOVEMBER 1, 2010   93

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2030 Fund
Class A
Year Ended June 30, 2010	$10.80	$0.28	(g)	$1.66	$1.94	$(0.30)	$—	$(0.30)
Year Ended June 30, 2009	14.79	0.25	(g)	(3.53)	(3.28)	(0.23)	(0.48)	(0.71)
Year Ended June 30, 2008	17.32	0.29	(g)	(2.00)	(1.71)	(0.59)	(0.23)	(0.82)
Year Ended June 30, 2007	14.75	0.20	(g)	2.77	2.97	(0.40)	— (h)	(0.40)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.26)	(0.21)	(0.04)	—	(0.04)

Class C
Year Ended June 30, 2010	10.76	0.21	(g)	1.64	1.85	(0.22)	—	(0.22)
Year Ended June 30, 2009	14.76	0.22	(g)	(3.55)	(3.33)	(0.19)	(0.48)	(0.67)
Year Ended June 30, 2008	17.31	0.22	(g)	(2.01)	(1.79)	(0.53)	(0.23)	(0.76)
Year Ended June 30, 2007	14.75	0.13	(g)	2.76	2.89	(0.33)	— (h)	(0.33)
May 15, 2006 (i) through June 30, 2006	15.00	0.04		(0.26)	(0.22)	(0.03)	—	(0.03)

Select Class
Year Ended June 30, 2010	10.81	0.29	(g)	1.67	1.96	(0.31)	—	(0.31)
Year Ended June 30, 2009	14.79	0.29	(g)	(3.55)	(3.26)	(0.24)	(0.48)	(0.72)
Year Ended June 30, 2008	17.32	0.35	(g)	(2.01)	(1.66)	(0.64)	(0.23)	(0.87)
Year Ended June 30, 2007	14.75	0.26	(g)	2.75	3.01	(0.44)	— (h)	(0.44)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.26)	(0.21)	(0.04)	—	(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not of the Underlying Funds in which the Fund invests .

(f)	Net investment income (loss) is affected by timing of distributions of Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of operations.

94   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.44	17.85%	$75,407	0.30%	2.11%	0.61%	26%
10.80	(21.71)	17,730	0.44	2.36	0.69	52
14.79	(10.27)	8,449	0.44	1.82	0.68	33
17.32	20.38	2,930	0.44	1.18	0.53	27
14.75	(1.40)	27	0.44	2.76	0.71	6

12.39	17.17	2,856	0.94	1.61	1.11	26
10.76	(22.07)	876	0.94	2.02	1.18	52
14.76	(10.78)	257	0.94	1.38	1.19	33
17.31	19.73	80	0.94	0.81	1.03	27
14.75	(1.47)	25	0.94	2.20	1.29	6

12.46	18.04	107,456	0.19	2.27	0.36	26
10.81	(21.52)	58,367	0.19	2.66	0.43	52
14.79	(10.03)	38,908	0.19	2.20	0.45	33
17.32	20.64	11,358	0.19	1.53	0.28	27
14.75	(1.37)	99	0.19	2.93	0.51	6

NOVEMBER 1, 2010   95

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2035 Fund
Class A
Year Ended June 30, 2010	$10.17	$0.23	(g)	$1.54	$1.77	$(0.26)	$—	$(0.26)
Year Ended June 30, 2009	13.29	0.23	(g)	(3.15)	(2.92)	(0.17)	(0.03)	(0.20)
July 31, 2007 (h) through June 30, 2008	15.00	0.33	(g)	(1.48)	(1.15)	(0.56)	—	(0.56)

Class C
Year Ended June 30, 2010	10.15	0.18	(g)	1.51	1.69	(0.18)	—	(0.18)
Year Ended June 30, 2009	13.29	0.17	(g)	(3.14)	(2.97)	(0.14)	(0.03)	(0.17)
July 31, 2007 (h) through June 30, 2008	15.00	0.29	(g)	(1.51)	(1.22)	(0.49)	—	(0.49)

Select Class
Year Ended June 30, 2010	10.19	0.26	(g)	1.54	1.80	(0.27)	—	(0.27)
Year Ended June 30, 2009	13.31	0.26	(g)	(3.17)	(2.91)	(0.18)	(0.03)	(0.21)
July 31, 2007 (h) through June 30, 2008	15.00	0.26	(g)	(1.37)	(1.11)	(0.58)	—	(0.58)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

96   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.68	17.28%	$30,438	0.30%	1.89%	0.62%	34%
10.17	(21.85)	3,566	0.44	2.33	0.73	55
13.29	(8.01)	1,137	0.44	2.56	0.58	51

11.66	16.61	882	0.94	1.45	1.12	34
10.15	(22.22)	419	0.94	1.77	1.25	55
13.29	(8.43)	189	0.94	2.19	1.80	51

11.72	17.53	33,950	0.19	2.12	0.36	34
10.19	(21.69)	24,003	0.19	2.74	0.50	55
13.31	(7.74)	1,109	0.19	2.03	0.58	51

NOVEMBER 1, 2010   97

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2040 Fund
Class A
Year Ended June 30, 2010	$10.64	$0.25	(g)	$1.64	$1.89	$(0.29)	$—	$(0.29)
Year Ended June 30, 2009	14.72	0.23	(g)	(3.61)	(3.38)	(0.18)	(0.52)	(0.70)
Year Ended June 30, 2008	17.32	0.31	(g)	(2.08)	(1.77)	(0.59)	(0.24)	(0.83)
Year Ended June 30, 2007	14.76	0.23	(g)	2.75	2.98	(0.42)	— (h)	(0.42)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.25)	(0.20)	(0.04)	—	(0.04)

Class C
Year Ended June 30, 2010	10.60	0.18	(g)	1.62	1.80	(0.23)	—	(0.23)
Year Ended June 30, 2009	14.71	0.18	(g)	(3.61)	(3.43)	(0.16)	(0.52)	(0.68)
Year Ended June 30, 2008	17.33	0.26	(g)	(2.11)	(1.85)	(0.53)	(0.24)	(0.77)
Year Ended June 30, 2007	14.76	0.13	(g)	2.78	2.91	(0.34)	— (h)	(0.34)
May 15, 2006 (i) through June 30, 2006	15.00	0.04		(0.25)	(0.21)	(0.03)	—	(0.03)

Select Class
Year Ended June 30, 2010	10.66	0.26	(g)	1.65	1.91	(0.31)	—	(0.31)
Year Ended June 30, 2009	14.74	0.26	(g)	(3.63)	(3.37)	(0.19)	(0.52)	(0.71)
Year Ended June 30, 2008	17.34	0.34	(g)	(2.07)	(1.73)	(0.63)	(0.24)	(0.87)
Year Ended June 30, 2007	14.76	0.26	(g)	2.77	3.03	(0.45)	— (h)	(0.45)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.25)	(0.20)	(0.04)	—	(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of operations.

98   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.24	17.71%	$50,347	0.30%	1.92%	0.65%	28%
10.64	(22.48)	12,946	0.44	2.12	0.71	52
14.72	(10.65)	9,084	0.44	1.92	0.72	36
17.32	20.45	1,089	0.44	1.33	0.54	25
14.76	(1.34)	26	0.43	2.73	0.72	6

12.17	16.90	2,313	0.94	1.42	1.15	28
10.60	(22.86)	493	0.94	1.68	1.21	52
14.71	(11.12)	277	0.94	1.59	1.21	36
17.33	19.84	56	0.94	0.82	1.03	25
14.76	(1.40)	25	0.94	2.17	1.28	6

12.26	17.79	53,197	0.19	2.05	0.40	28
10.66	(22.33)	27,195	0.19	2.49	0.46	52
14.74	(10.41)	19,182	0.19	2.10	0.48	36
17.34	20.80	5,192	0.19	1.55	0.29	25
14.76	(1.31)	99	0.19	2.93	0.51	6

NOVEMBER 1, 2010   99

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2045 Fund
Class A
Year Ended June 30, 2010	$10.27	$0.24	(g)	$1.55	$1.79	$(0.25)	$—	$(0.25)
Year Ended June 30, 2009	13.36	0.23	(g)	(3.08)	(2.85)	(0.20)	(0.04)	(0.24)
July 31, 2007 (h) through June 30, 2008	15.00	0.30	(g)	(1.40)	(1.10)	(0.54)	—	(0.54)

Class C
Year Ended June 30, 2010	10.28	0.22	(g)	1.49	1.71	(0.18)	—	(0.18)
Year Ended June 30, 2009	13.37	0.18	(g)	(3.07)	(2.89)	(0.16)	(0.04)	(0.20)
July 31, 2007 (h) through June 30, 2008	15.00	0.19	(g)	(1.36)	(1.17)	(0.46)	—	(0.46)

Select Class
Year Ended June 30, 2010	10.29	0.26	(g)	1.55	1.81	(0.26)	—	(0.26)
Year Ended June 30, 2009	13.37	0.26	(g)	(3.08)	(2.82)	(0.22)	(0.04)	(0.26)
July 31, 2007 (h) through June 30, 2008	15.00	0.26	(g)	(1.33)	(1.07)	(0.56)	—	(0.56)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

100   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.81	17.31%	$10,913	0.30%	1.89%	0.67%	42%
10.27	(21.23)	1,001	0.44	2.31	0.97	60
13.36	(7.60)	296	0.44	2.27	2.28	37

11.81	16.57	198	0.94	1.81	1.17	42
10.28	(21.55)	49	0.94	1.74	1.46	60
13.37	(8.04)	30	0.94	1.40	3.55	37

11.84	17.46	9,135	0.19	2.13	0.42	42
10.29	(20.97)	5,123	0.19	2.74	0.74	60
13.37	(7.40)	412	0.19	2.01	2.14	37

NOVEMBER 1, 2010   101

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2050 Fund
Class A
Year Ended June 30, 2010	$10.29	$0.25	(g)	$1.57	$1.82	$(0.26)	$—	$(0.26)
Year Ended June 30, 2009	13.48	0.23	(g)	(3.16)	(2.93)	(0.18)	(0.08)	(0.26)
July 31, 2007 (h) through June 30, 2008	15.00	(0.05	)(g)	(1.03)	(1.08)	(0.44)	—	(0.44)

Class C
Year Ended June 30, 2010	10.28	0.17	(g)	1.56	1.73	(0.18)	—	(0.18)
Year Ended June 30, 2009	13.49	0.15	(g)	(3.13)	(2.98)	(0.15)	(0.08)	(0.23)
July 31, 2007 (h) through June 30, 2008	15.00	0.22	(g)	(1.36)	(1.14)	(0.37)	—	(0.37)

Select Class
Year Ended June 30, 2010	10.30	0.26	(g)	1.59	1.85	(0.27)	—	(0.27)
Year Ended June 30, 2009	13.49	0.25	(g)	(3.16)	(2.91)	(0.20)	(0.08)	(0.28)
July 31, 2007 (h) through June 30, 2008	15.00	0.32	(g)	(1.36)	(1.04)	(0.47)	—	(0.47)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of operations.

102   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.85	17.56%	$8,152	0.30%	1.98%	0.74%	29%
10.29	(21.59)	669	0.44	2.39	1.13	66
13.48	(7.41)	98	0.44	(0.41)	3.10	63

11.83	16.80	241	0.94	1.39	1.24	29
10.28	(21.97)	90	0.94	1.54	1.64	66
13.49	(7.81)	26	0.94	1.67	3.90	63

11.88	17.85	12,004	0.19	2.13	0.49	29
10.30	(21.46)	2,976	0.19	2.60	0.88	66
13.49	(7.15)	522	0.19	2.41	2.52	63

NOVEMBER 1, 2010   103

Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. JPMIA was the investment adviser to certain underlying J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

104   JPMORGAN SMARTRETIREMENT FUNDS

Appendix A — Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Dynamic Commodities Strategy Fund

Highbridge Dynamic Commodities Strategy Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund also will invest in fixed income securities. The Fund’s sub-adviser, Highbridge Capital Management, LLC (HCM), utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM, the sub-adviser, believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent. As a matter

NOVEMBER 1, 2010   105

Appendix A — Underlying Funds (continued)

of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities, that at the time of purchase, are rated investment grade by a national statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Dynamic Small Cap Growth Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Economies Fund

JPMorgan Emerging Economies Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J . P . Morgan Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the adviser believes to be their long-term investment value. The Fund may invest in common stock, preferred stock, REITs, and depositary receipts.

106   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index).1 The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. The Fund’s adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least, 80% of the Fund’s assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivatives instruments that provide exposure to stocks of such companies.

1	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and (2) debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund pri ma ril y invest s in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the a dviser’s discretion. Under normal circumstances, the Fund will invest at least 80% of its net assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in common stocks across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan High Yield Fund

JPMorgan High Yield Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations, assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

NOVEMBER 1, 2010   107

Appendix A — Underlying Funds (continued)

JPMorgan Inflation Managed Bond Fund

JPMorgan Inflation Managed Bond Fund seeks to maximize inflation protected total return. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Consumer Price Index in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in real estate investment trusts (REITS), exchange traded funds (ETFs), registered investment companies, commodity pools and grantor trusts that invest in real estate and commodity-related securities, commodities, or commodity futures as another way to protect against inflation risk. “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies or other countries in which it can invest.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund’s assets may be invested in issuers in emerging markets. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies. Equity securities in which the Fund

108   JPMORGAN SMARTRETIREMENT FUNDS

can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks, privately placed securities and REITs.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants to buy common stocks.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of

NOVEMBER 1, 2010   109

Appendix A — Underlying Funds (continued)

purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

JPMorgan Limited Duration Bond Fund

JPMorgan Limited Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade debt securities. The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only and principal-only), commercial mortgage-backed securities, and mortgage passthrough securities. Under normal circumstances, the Fund will invest as least 80% of its net assets in bonds. The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts and Bank Investment Contracts.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. The Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at

110   JPMORGAN SMARTRETIREMENT FUNDS

least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its net assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the Fund’s adviser, JPMIA, determines to be of comparable quality. These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities, collateralized mortgage obligations and other securities representing an interest in or secured by mortgages. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. As part of its principal investment strategy, the Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its assets in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Research Market Neutral Fund

JPMorgan Research Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index and/or the S&P 500 Index, in an effort to insulate the Fund’s performance from the effects of general stock market movements.

NOVEMBER 1, 2010   111

Appendix A — Underlying Funds (continued)

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia, that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that the adviser believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. The Fund invests primarily in common stock.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for securities in which it can invest. The Fund may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and commitments to purchase loan assignments (unfunded commitments) and may engage in short sales.

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations

112   JPMORGAN SMARTRETIREMENT FUNDS

including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its net assets in Treasury and Agency Obligations.

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Dynamic Plus Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The equity securities will primarily be common stock. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities JPMIM believes will underperform. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or (2) repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000® Index and the S&P 500 Index. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add, both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund invests in the equity securities of real estate companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in real estate). Real estate companies include equity and mortgage real estate investment trusts (REITs). The Fund does not invest in real estate directly. The Fund concentrates it investment in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in an industry or group of industries in the real estate sector.

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Research Equity Plus Fund seeks to provide total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both large and short positions, will invest in equity securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Index at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to

NOVEMBER 1, 2010   113

Appendix A — Underlying Funds (continued)

the Russell 1000 Index as well as relative to traditional strategies that do not have the ability to sell stock short.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and (2) repurchase agreements fully collateralized by U.S. Treasury securities.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies, when the adviser believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

JPMorgan Value Discovery Fund

JPMorgan Value Discovery Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will be invested primarily in equity securities of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to over react to old, negative information and underreact to new, positive information concerning a company.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund. You can also find the same information online at www.jpmorganfunds.com.

114   JPMORGAN SMARTRETIREMENT FUNDS

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request and are available through the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010.

PR-SRACS-1110

Prospectus

JPMorgan SmartRetirement Funds

Institutional Class Shares

November 1, 2010

JPMorgan SmartRetirement Income Fund®	Ticker: JSIIX
JPMorgan SmartRetirement 2010 FundSM	Ticker: JSWIX
JPMorgan SmartRetirement 2015 FundSM	Ticker: JSFIX
JPMorgan SmartRetirement 2020 FundSM	Ticker: JTTIX
JPMorgan SmartRetirement 2025 FundSM	Ticker: JNSIX
JPMorgan SmartRetirement 2030 FundSM	Ticker: JSMIX
JPMorgan SmartRetirement 2035 FundSM	Ticker: SRJIX
JPMorgan SmartRetirement 2040 FundSM	Ticker: SMTIX
JPMorgan SmartRetirement 2045 FundSM	Ticker: JSAIX
JPMorgan SmartRetirement 2050 FundSM	Ticker: JTSIX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	5
JPMorgan SmartRetirement 2015 Fund	9
JPMorgan SmartRetirement 2020 Fund	13
JPMorgan SmartRetirement 2025 Fund	17
JPMorgan SmartRetirement 2030 Fund	21
JPMorgan SmartRetirement 2035 Fund	25
JPMorgan SmartRetirement 2040 Fund	29
JPMorgan SmartRetirement 2045 Fund	33
JPMorgan SmartRetirement 2050 Fund	37
More About the Funds	41
Principal Investment Strategies	41
Fundamental Policies	41
Investment Risks	52
Temporary Defensive Positions	57
More Information on S&P Target Date Index Series	57
How to Do Business with the Funds	59
Purchasing Fund Shares	59
Shareholder Servicing Fees	62
Networking and Sub-Transfer Agency Fees	62
Exchanging Fund Shares	62
Redeeming Fund Shares	63
Shareholder Information	65
Distributions and Taxes	65
Shareholder Statements and Reports	66
Availability of Proxy Voting Record	66
Portfolio Holdings Disclosure	66
Management of the Funds	67
The Adviser, Administrator and Distributor	67
Advisory Fees	67
Additional Compensation to Financial Intermediaries	67
The Fund Managers	67
Financial Highlights	68
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	74
Appendix A — Underlying Funds	75
How to Reach Us	Back cover

JPMorgan SmartRetirement Income Fund®

Class/Ticker: Institutional/JSIIX

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.17%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	07
Acquired Fund Fees and Expenses (Underlying Fund)	0.63
Total Annual Fund Operating Expenses [1]	0.80
Fee Waivers and/or Expense Reimbursements[1]	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.02% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	66	240	429	976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

NOVEMBER 1, 2010   1

JPMorgan SmartRetirement Income Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund® is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. Because the Fund is designed for investors who are retired or about to retire soon, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) generally establishes a target allocation for the Fund on an annual basis that emphasizes fixed income funds and invests, to a lesser extent, in U.S. equity funds and other types of funds described above. In establishing the Fund’s allocation, the Adviser focuses on securities that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that

2   JPMORGAN SMARTRETIREMENT FUNDS

are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	10.15%
Worst Quarter	4th quarter, 2008	–7.91%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.65%.

NOVEMBER 1, 2010   3

JPMorgan SmartRetirement Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	21.62%	3.56%
Return After Taxes on Distributions	20.13	2.13
Return After Taxes on Distributions and Sale of Fund Shares	14.08	2.27

S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	11.65	2.93

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.79	3.49

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: Institutional/JSWIX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.66
Total Annual Fund Operating Expenses [1]	0.86
Fee Waivers and/or Expense Reimbursements[1]	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.69

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	70	257	460	1,045

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

NOVEMBER 1, 2010   5

JPMorgan SmartRetirement 2010 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure

6   JPMORGAN SMARTRETIREMENT FUNDS

standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	11.41%
Worst Quarter	4th quarter, 2008	–10.54%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.85%.

NOVEMBER 1, 2010   7

JPMorgan SmartRetirement 2010 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	23.57%	2.86%
Return After Taxes on Distributions	22.10	1.42
Return After Taxes on Distributions and Sale of Fund Shares	15.37	1.71

S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	14.90	2.62

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX
(Reflects No Deduction for Taxes)	21.58	2.23

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker: Institutional/JSFIX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.73
Total Annual Fund Operating Expenses [1]	0.93
Fee Waivers and/or Expense Reimbursements[1]	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.76

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	78	279	498	1,127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

NOVEMBER 1, 2010   9

JPMorgan SmartRetirement 2015 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher

10   JPMORGAN SMARTRETIREMENT FUNDS

transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	13.94%
Worst Quarter	4th quarter, 2008	–13.53%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.21%.

NOVEMBER 1, 2010   11

JPMorgan SmartRetirement 2015 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	26.82%	2.31%
Return After Taxes on Distributions	25.50	0.96
Return After Taxes on Distributions and Sale of Fund Shares	17.53	1.33

S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	17.77	2.21

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX
(Reflects No Deduction for Taxes)	25.18	2.09

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: Institutional/JTTIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.19%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	09
Acquired Fund Fees and Expenses (Underlying Fund)	0.78
Total Annual Fund Operating Expenses [1]	0.97
Fee Waivers and/or Expense Reimbursements[1]	(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement [1]	0.81

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	83	293	521	1,175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

NOVEMBER 1, 2010   13

JPMorgan SmartRetirement 2020 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are

14   JPMORGAN SMARTRETIREMENT FUNDS

subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Income, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.77%
Worst Quarter	4th quarter, 2008	–15.58%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.12%.

NOVEMBER 1, 2010   15

JPMorgan SmartRetirement 2020 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	29.39%	1.91%
Return After Taxes on Distributions	28.33	0.59
Return After Taxes on Distributions and Sale of Fund Shares	19.25	1.01

S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.25	1.73

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX
(Reflects No Deduction for Taxes)	27.70	1.44

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: Institutional/JNSIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.19%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	09
Acquired Fund Fees and Expenses (Underlying Fund)	0.81
Total Annual Fund Operating Expenses [1]	1.00
Fee Waivers and/or Expense Reimbursements[1]	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.85

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	87	303	538	1,211

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010   17

JPMorgan SmartRetirement 2025 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure

18   JPMORGAN SMARTRETIREMENT FUNDS

standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.26%
Worst Quarter	4th quarter, 2008	–17.36%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.68%.

NOVEMBER 1, 2010   19

JPMorgan SmartRetirement 2025 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	31.47%	(3.04)%
Return After Taxes on Distributions	30.59	(4.06)
Return After Taxes on Distributions and Sale of Fund Shares	20.63	(3.08)

S&P TARGET DATE 2025 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	22.33	(3.88)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.47	(6.43)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: Institutional/JSMIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.85
Total Annual Fund Operating Expenses [1]	1.06
Fee Waivers and/or Expense Reimbursements[1]	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.89

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	91	320	568	1,279

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

NOVEMBER 1, 2010   21

JPMorgan SmartRetirement 2030 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be

22   JPMORGAN SMARTRETIREMENT FUNDS

speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.63%
Worst Quarter	4th quarter, 2008	–19.04%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.53%.

NOVEMBER 1, 2010   23

JPMorgan SmartRetirement 2030 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	32.98%	1.18%
Return After Taxes on Distributions	32.09	0.05
Return After Taxes on Distributions and Sale of Fund Shares	21.63	0.56

S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	24.01	1.08

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX
(Reflect s No Deduction for Taxes)	30.89	(0.18)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: Institutional/SRJIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.87
Total Annual Fund Operating Expenses [1]	1.08
Fee Waivers and/or Expense Reimbursements[1]	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	327	579	1,302

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

NOVEMBER 1, 2010   25

JPMorgan SmartRetirement 2035 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be

26   JPMORGAN SMARTRETIREMENT FUNDS

speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.37%
Worst Quarter	4th quarter, 2008	–19.18%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.11%.

NOVEMBER 1, 2010   27

JPMorgan SmartRetirement 2035 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	34.13%	(4.25)%
Return After Taxes on Distributions	33.42	(5.04)
Return After Taxes on Distributions and Sale of Fund Shares	22.41	(3.92)

S&P TARGET DATE 2035 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	25.30	(5.76)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.27	(7.89)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker: Institutional/SMTIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.24%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	14
Acquired Fund Fees and Expenses (Underlying Fund)	0.88
Total Annual Fund Operating Expenses [1]	1.12
Fee Waivers and/or Expense Reimbursements[1]	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.92

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	94	336	598	1,345

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010   29

JPMorgan SmartRetirement 2040 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be

30   JPMORGAN SMARTRETIREMENT FUNDS

speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.47%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.18%.

NOVEMBER 1, 2010   31

JPMorgan SmartRetirement 2040 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
INSTITUTIONAL CLASS
Return Before Taxes	33.87%	1.02%
Return After Taxes on Distributions	33.10	(0.09)
Return After Taxes on Distributions and Sale of Fund Shares	22.24	0.45

S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.28	0.04

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.39	(2.85)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1.	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: Institutional/JSAIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	16
Acquired Fund Fees and Expenses (Underlying Fund)	0.87
Total Annual Fund Operating Expenses [1]	1.13
Fee Waivers and/or Expense Reimbursements[1]	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	337	601	1,355

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

NOVEMBER 1, 2010   33

JPMorgan SmartRetirement 2045 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be

34   JPMORGAN SMARTRETIREMENT FUNDS

speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.32%
Worst Quarter	4th quarter, 2008	–19.20%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.02%.

NOVEMBER 1, 2010   35

JPMorgan SmartRetirement 2045 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS
Return Before Taxes	34.30%	(3.76)%
Return After Taxes on Distributions	33.53	(4.58)
Return After Taxes on Distributions and Sale of Fund Shares	22.51	(3.53)

S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.28	(8.27)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: Institutional/JTSIX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.33%
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	23
Acquired Fund Fees and Expenses (Underlying Fund)	0.87
Total Annual Fund Operating Expenses [1]	1.20
Fee Waivers and/or Expense Reimbursements[1]	(0.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	352	632	1,429

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

NOVEMBER 1, 2010   37

JPMorgan SmartRetirement 2050 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be

38   JPMORGAN SMARTRETIREMENT FUNDS

speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050 + Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other i ndexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.20%
Worst Quarter	4th quarter, 2008	–19.11%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.34%.

NOVEMBER 1, 2010   39

JPMorgan SmartRetirement 2050 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009 )

	Past 1 Year	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS
Return Before Taxes	33.94%	(3.80)%
Return After Taxes on Distributions	33.21	(4.60)
Return After Taxes on Distributions and Sale of Fund Shares	22.28	(3.56)

S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2050 + FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.75	(8.49)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40   JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM or Security Capital Research & Management Incorporated (SC-R&M). SC-R&M is under common control with JPMIM. Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund and the Highbridge Dynamic Commodities Strategy Fund. HCM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to invest in a diversified group of other mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds). The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies , commodities and money market instruments. Exposure and diversification to such asset classes is achieved by investing in the other J.P. Morgan Funds (the underlying funds) as well as by investing directly in securities and other financial instruments, including derivatives, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC). In connection with its main investment strategies, the Funds may use futures including exchange traded futures. The Funds are also permitted to use other derivatives such as options and swaps. Under certain market conditions, the use of derivatives could be significant.

A brief description of the underlying J.P. Morgan Funds can be found in Appendix A. Appendix A lists the underlying funds that each Fund may utilize as of the date of this prospectus. The Funds may invest in additional underlying funds that are not listed on Appendix A from time to time in the future so long as a Fund’s investments in any additional underlying fund does not exceed 5% of Fund holdings. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the Adviser believes would outperform the Funds’ benchmarks and peer group over the long term.

All of the JPMorgan SmartRetirement Funds, except the JPMorgan SmartRetirement Income Fund (the Target Date Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2015 for the JPMorgan SmartRetirement 2015 Fund). The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the Statement of Additional Information.

Glide Path.  JPMIM uses a strategic asset allocation strategy for each of the Target Date Funds that changes over time as a Fund approaches its target retirement date. This is known as the “Glide Path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s target asset allocation will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. Once a Target Date Fund’s asset allocation is substantially the same as the JPMorgan SmartRetirement Income Fund, the Target Date Fund may , but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The Target Date Funds are “to” funds rather than “through” funds.

NOVEMBER 1, 2010   41

More About the Funds (continued)

WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?

A “through” target date fund has a longer Glide Path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund treats the target date as the end point of the Glide Path. These funds reach their most conservative allocation close to the target retirement year. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

Target Allocations.  For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among J.P. Morgan Funds. For each Target Date Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds or asset classes when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time.

For each Fund, the target asset allocation among types of underlying funds as of November 1, 2010 is set forth below.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

42   JPMORGAN SMARTRETIREMENT FUNDS

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

NOVEMBER 1, 2010   43

More About the Funds (continued)

The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMorgan SmartRetirement Income Fund		JPMorgan SmartRetirement 2010 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	16.0%	0–30%	17.6%	6–36%
U.S. Small/Mid Cap Equity Funds	3.0	0–10	3.4	0–10
REIT Funds	4.0	0–10	4.4	0–20
International Equity Funds	8.0	0–23	8.8	0–27
Emerging Markets Equity Funds	2.0	0–5	2.2	0–10
U.S. Fixed Income Funds	45.0	30–90	44.0	20–80
Emerging Markets Debt Funds	4.5	0–15	4.4	0–15
High Yield Fixed Income Funds	7.5	0–15	7.2	0–15
Money Market Funds/Cash and Cash Equivalents	10.0	0–10	8.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2015 Fund		JPMorgan SmartRetirement 2020 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	25.0%	12–42%	30.0%	17–47%
U.S. Small/Mid Cap Equity Funds	5.3	0–20	6.8	0–20
REIT Funds	6.1	0–20	6.6	0–20
International Equity Funds	12.5	0–30	15.0	0–30
Emerging Markets Equity Funds	3.1	0–10	3.6	0–10
U.S. Fixed Income Funds	38.2	20–60	29.2	10–50
Emerging Markets Debt Funds	3.9	0–15	3.4	0–15
High Yield Fixed Income Funds	5.9	0–15	5.4	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

44   JPMORGAN SMARTRETIREMENT FUNDS

	JPMorgan SmartRetirement 2025 Fund		JPMorgan SmartRetirement 2030 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	34.7%	20–50%	38.2%	20–55%
U.S. Small/Mid Cap Equity Funds	8.2	0–20	9.2	0–20
REIT Funds	7.1	0–20	7.6	0–20
International Equity Funds	17.4	5–35	19.4	5–35
Emerging Markets Equity Funds	4.1	0–10	4.6	0–10
U.S. Fixed Income Funds	20.7	0–40	14.2	0–40
Emerging Markets Debt Funds	2.9	0–15	2.4	0–15
High Yield Fixed Income Funds	4.9	0–15	4.4	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2035 Fund		JPMorgan SmartRetirement 2040 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	41.0%	25–55%	41.0%	25–55%
U.S. Small/Mid Cap Equity Funds	10.0	0–20	10.0	0–20
REIT Funds	8.0	0–20	8.0	0–20
International Equity Funds	21.0	5–35	21.0	5–35
Emerging Markets Equity Funds	5.0	0–10	5.0	0–10
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

NOVEMBER 1, 2010   45

More About the Funds (continued)

	JPMorgan SmartRetirement 2045 Fund		JPMorgan SmartRetirement 2050 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	41.0%	25–55%	41.0%	25–55%
U.S. Small/Mid Cap Equity Funds	10.0	0–20	10.0	0–20
REIT Funds	8.0	0–20	8.0	0–20
International Equity Funds	21.0	5–35	21.0	5–35
Emerging Markets Equity Funds	5.0	0–10	5.0	0–10
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying J.P. Morgan Funds within the following ranges, subject to changes as described above.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–25%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Dynamic Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Research Equity Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Value Discovery Fund*	0–20	0–25	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	JPMorgan Value Discovery Fund has commenced operation but as of the date of this prospectus is not open to the public.

46   JPMORGAN SMARTRETIREMENT FUNDS

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Dynamic Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Research Equity Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Value Discovery Fund*	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	JPMorgan Value Discovery Fund has commenced operation but as of the date of this prospectus is not open to the public.

NOVEMBER 1, 2010   47

More About the Funds (continued)

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20

48   JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–5	0–10	0–10	0–10	0–10
JPMorgan Emerging Markets Equity Fund	0–5	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Inflation Managed Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Limited Duration Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–80	0–60	0–50	0–40
JPMorgan Total Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–80	0–60	0–50	0–40

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	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Emerging Markets Equity Fund	0–10	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Inflation Managed Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Limited Duration Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Total Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40

50   JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–10	0–10	0–10	0–10

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

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Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds currently do not offer Class R5 Shares and will not offer Class R6 Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds, or to the extent that an underlying fund does not have Institutional Class Shares, the Funds may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Funds invest in shares of the underlying funds that do not offer Class R6 Shares, the Funds’ total expenses will be higher. Additional J.P. Morgan Funds may be added to the list of underlying funds from time to time.

Direct Investments in Securities and Financial Instruments. The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities and other financial instruments, such as futures, swaps and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities.

INVESTMENT RISKS

The JPMorgan SmartRetirement Funds invest in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the JPMorgan SmartRetirement Funds and the risks associated with the underlying funds are described below.

Investment Risk. JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.

JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.

1.	Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.

2.	You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.

3.	Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.

4.	Your risk tolerance may change over time. It is important that you re-evaluate your investment in a Target Date Fund periodically.

5.	If you need help making an investment decision, you should consult a financial advisor.

Investments in Mutual Funds Risk. Each JPMorgan SmartRetirement Fund invests in underlying J.P. Morgan Funds as a primary strategy, so each Fund’s performance is directly related to the performance of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s a dviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Derivatives Risk.  The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk

52   JPMORGAN SMARTRETIREMENT FUNDS

that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Derivatives also expose the Fund and underlying fund s to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Securities and Financial Instruments Risks.  JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.

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Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the Adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Interest Rate Risk. Some of the underlying funds invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Funds. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Mortgage-Related and Other Asset-Backed Securities Risk. Some of the underlying funds invest in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield . Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be more volatile and may be subject to higher risk of nonpayment.

Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Foreign Securities and Emerging Market Risks. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

54   JPMORGAN SMARTRETIREMENT FUNDS

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the underlying fund’s yield on those securities would be decreased.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.

Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these Funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the underlying funds’ shares being more sensitive to the economic results of those issuing the securities.

Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the CPI-U in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of i nfla t ion. In a ddition, s ome of the underlying fund s may mak e direct investmen ts in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and

NOVEMBER 1, 2010   55

More About the Funds (continued)

will fluctuate as the principal and interest is adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. An underlying fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Securities Lending Risk. Some of the underlying funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. In addition, an underlying fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, an underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.

Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.

Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated with

56   JPMORGAN SMARTRETIREMENT FUNDS

portfolio turnover may adversely affect an underlying fund’s performance.

Redemption Risk. An underlying fund may need to sell its holdings in order to meet shareholder redemption requests. The underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to or is required to sell are illiquid. The underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 and will not offer Class R6 Shares, therefore, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R6, Class R5 or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. The shares of the underlying funds in which the JPMorgan SmartRetirement Funds invest impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to a JPMorgan SmartRetirement Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds up to 0.10%. This amount is shown as a waiver under “Fee Waiver s and/or Expense Reimbursement s ” in the Annual Fund Operating Expenses table. As a result of this waiver, the combined shareholder servicing fee of the Fund and the underlying funds will not exceed 0.10%.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ON S&P TARGET DATE
INDEX SERIES

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an Index) was 9/25/08 (the Original Inception Date). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

NOVEMBER 1, 2010   57

More About the Funds (continued)

Effective 3/1/10, Standard & Poor’s modified the method used to calculate Index levels and returns for each Index. Index history prior to 3/1/10 reflected the original calculation method, while Index history after 3/1/10 reflects the modified calculation method.

Prior to 3/1/10, each Index was reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After 3/1/10, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule took effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

58   JPMORGAN SMARTRETIREMENT FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares — See “How do I open an account?”

•	Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or

NOVEMBER 1, 2010   59

How to Do Business with the Funds (continued)

permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. This is also known as the offering price.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in securities and other financial instruments. The market value of an underlying fund’s investments and the Funds’ direct investments in securities and other financial instruments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board

60   JPMORGAN SMARTRETIREMENT FUNDS

of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)

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How to Do Business with the Funds (continued)

Your ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus of any J.P. Morgan Fund by contacting your Financial Intermediary, or by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

62   JPMORGAN SMARTRETIREMENT FUNDS

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Funds or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

NOVEMBER 1, 2010   63

How to Do Business with the Funds (continued)

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

64   JPMORGAN SMARTRETIREMENT FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

If you receive distributions that are properly designated as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund

NOVEMBER 1, 2010   65

Shareholder Information (continued)

realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by a Fund, as discussed in the Statement of Additional Information

The tax considerations described in this section do not apply to tax-deferred or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

66   JPMORGAN SMARTRETIREMENT FUNDS

Management of the Funds

The Adviser, Administrator and Distributor

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (245 Park Avenue, New York, NY 10167) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in that Fund’s semi-annual report for the six-month period ended December 31.

Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Fund Managers

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, Michael Schoenhaut and Daniel Oldroyd. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has had investment oversight responsibility for the Funds since 2008. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Funds since their inception in 2006. Mr. Jakobson, Managing Director, joined JPMIM in 1987, has served as a portfolio manager for JPMIM’s global asset allocation and balanced portfolios since 1995, and has been a portfolio manager of the Funds since their inception. Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception. An employee since 2000 and a portfolio manager of the Funds since November 2010, Mr. Oldroyd, Vice President and CFA and CAIA charterholder, has held several positions including investment strategist for J.P. Morgan Retirement Plans Services.

JPMIM and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying mutual funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

NOVEMBER 1, 2010   67

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the last one through five years or the periods of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available on request.

The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

Institutional Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement Income Fund
Year Ended June 30, 2010	$12.98	$0.49	(g)	$1.29	$1.78	$(0.47)	$—	$(0.47)
Year Ended June 30, 2009	14.77	0.54	(g)	(1.58)	(1.04)	(0.52)	(0.23)	(0.75)
Year Ended June 30, 2008	15.99	0.65	(g)	(1.09)	(0.44)	(0.77)	(0.01)	(0.78)
Year Ended June 30, 2007	14.88	0.73	(g)	0.89	1.62	(0.51)	— (h)	(0.51)
May 15, 2006 (i) through June 30, 2006	15.00	0.10		(0.12)	(0.02)	(0.10)	—	(0.10)

SmartRetirement 2010 Fund
Year Ended June 30, 2010	12.37	0.47	(g)	1.39	1.86	(0.48)	—	(0.48)
Year Ended June 30, 2009	14.67	0.50	(g)	(2.04)	(1.54)	(0.47)	(0.29)	(0.76)
Year Ended June 30, 2008	16.23	0.59		(1.31)	(0.72)	(0.74)	(0.10)	(0.84)
Year Ended June 30, 2007	14.88	0.56		1.40	1.96	(0.60)	(0.01)	(0.61)
May 15, 2006 (i) through June 30, 2006	15.00	0.06		(0.12)	(0.06)	(0.06)	—	(0.06)

SmartRetirement 2015 Fund
Year Ended June 30, 2010	11.82	0.44	(g)	1.50	1.94	(0.44)	—	(0.44)
Year Ended June 30, 2009	14.68	0.44	(g)	(2.57)	(2.13)	(0.40)	(0.33)	(0.73)
Year Ended June 30, 2008	16.57	0.53	(g)	(1.54)	(1.01)	(0.73)	(0.15)	(0.88)
Year Ended June 30, 2007	14.83	0.49	(g)	1.82	2.31	(0.56)	(0.01)	(0.57)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.17)	(0.12)	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of operations.

68   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$14.29	13.75%	$129,331	0.02%	3.44%	0.17%	10%
12.98	(6.77)	88,821	0.02	4.17	0.22	63
14.77	(2.88)	87,311	0.02	4.13	0.15	38
15.99	10.99	66,328	0.02	4.56	0.24	38
14.88	(0.14)	119	0.02	6.03	0.37	1

13.75	15.07	61,771	0.03	3.44	0.20	16
12.37	(10.22)	55,445	0.03	4.00	0.26	63
14.67	(4.68)	68,515	0.03	3.79	0.21	31
16.23	13.32	58,382	0.03	3.66	0.18	27
14.88	(0.42)	6,774	0.03	19.30	0.36	2

13.32	16.40	156,672	0.03	3.27	0.20	17
11.82	(14.17)	112,187	0.03	3.68	0.25	50
14.68	(6.37)	131,615	0.03	3.32	0.24	26
16.57	15.73	105,922	0.03	3.04	0.14	25
14.83	(0.77)	10,508	0.03	19.03	0.36	2

NOVEMBER 1, 2010   69

Financial Highlights (continued)

Institutional Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartRetirement 2020 Fund
Year Ended June 30, 2010	$11.46	$0.40	(g)	$1.59	$1.99	$(0.41)	$—	$(0.41)
Year Ended June 30, 2009	14.70	0.39	(g)	(2.91)	(2.52)	(0.34)	(0.38)	(0.72)
Year Ended June 30, 2008	16.88	0.46	(g)	(1.75)	(1.29)	(0.70)	(0.19)	(0.89)
Year Ended June 30, 2007	14.79	0.39	(g)	2.22	2.61	(0.51)	(0.01)	(0.52)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.21)	(0.16)	(0.05)	—	(0.05)

SmartRetirement 2025 Fund
Year Ended June 30, 2010	10.63	0.35	(g)	1.52	1.87	(0.33)	—	(0.33)
Year Ended June 30, 2009	13.52	0.32	(g)	(2.89)	(2.57)	(0.27)	(0.05)	(0.32)
July 31, 2007 (i) through June 30, 2008	15.00	0.44	(g)	(1.32)	(0.88)	(0.60)	—	(0.60)

SmartRetirement 2030 Fund
Year Ended June 30, 2010	10.83	0.32	(g)	1.66	1.98	(0.33)	—	(0.33)
Year Ended June 30, 2009	14.80	0.30	(g)	(3.54)	(3.24)	(0.25)	(0.48)	(0.73)
Year Ended June 30, 2008	17.33	0.36	(g)	(2.00)	(1.64)	(0.66)	(0.23)	(0.89)
Year Ended June 30, 2007	14.76	0.29	(g)	2.74	3.03	(0.46)	— (h)	(0.46)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.24)	(0.19)	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of operations.

70   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$13.04	17.33%	$227,785	0.03%	2.99%	0.19%	20%
11.46	(16.76)	182,929	0.03	3.36	0.25	50
14.70	(7.95)	200,510	0.03	2.85	0.24	27
16.88	17.81	158,680	0.03	2.40	0.13	36
14.79	(1.06)	32,377	0.03	18.67	0.36	6

12.17	17.49	41,093	0.04	2.78	0.19	28
10.63	(18.86)	17,736	0.04	3.04	0.28	51
13.52	(6.14)	13,687	0.04	3.30	0.50	33

12.48	18.17	197,111	0.04	2.47	0.21	26
10.83	(21.35)	159,882	0.04	2.70	0.27	52
14.80	(9.91)	170,167	0.04	2.23	0.26	33
17.33	20.77	133,109	0.04	1.77	0.13	27
14.76	(1.29)	39,010	0.04	17.91	0.36	6

NOVEMBER 1, 2010   71

Financial Highlights (continued)

Institutional Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartRetirement 2035 Fund
Year Ended June 30, 2010	$10.19	$0.29	(g)	$1.52	$1.81	$(0.28)	$—	$(0.28)
Year Ended June 30, 2009	13.30	0.26	(g)	(3.14)	(2.88)	(0.20)	(0.03)	(0.23)
July 31, 2007 (i) through June 30, 2008	15.00	0.37	(g)	(1.48)	(1.11)	(0.59)	—	(0.59)

SmartRetirement 2040 Fund
Year Ended June 30, 2010	10.67	0.29	(g)	1.64	1.93	(0.32)	—	(0.32)
Year Ended June 30, 2009	14.74	0.28	(g)	(3.63)	(3.35)	(0.20)	(0.52)	(0.72)
Year Ended June 30, 2008	17.34	0.35	(g)	(2.06)	(1.71)	(0.65)	(0.24)	(0.89)
Year Ended June 30, 2007	14.76	0.28	(g)	2.77	3.05	(0.47)	— (h)	(0.47)
May 15, 2006 (i) through June 30, 2006	15.00	0.05		(0.24)	(0.19)	(0.05)	—	(0.05)

SmartRetirement 2045 Fund
Year Ended June 30, 2010	10.29	0.29	(g)	1.53	1.82	(0.27)	—	(0.27)
Year Ended June 30, 2009	13.37	0.27	(g)	(3.08)	(2.81)	(0.23)	(0.04)	(0.27)
July 31, 2007 (i) through June 30, 2008	15.00	0.37	(g)	(1.42)	(1.05)	(0.58)	—	(0.58)

SmartRetirement 2050 Fund
Year Ended June 30, 2010	10.31	0.29	(g)	1.56	1.85	(0.28)	—	(0.28)
Year Ended June 30, 2009	13.49	0.27	(g)	(3.16)	(2.89)	(0.21)	(0.08)	(0.29)
July 31, 2007 (i) through June 30, 2008	15.00	0.41	(g)	(1.43)	(1.02)	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of operations.

72   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets , end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$11.72	17.70%	$23,662	0.04%	2.36%	0.21%	34%
10.19	(21.52)	14,863	0.04	2.62	0.32	55
13.30	(7.70)	10,303	0.04	2.83	0.63	51

12.28	18.03	160,991	0.04	2.29	0.24	28
10.67	(22.18)	127,662	0.04	2.54	0.30	52
14.74	(10.30)	126,088	0.04	2.12	0.28	36
17.34	20.94	104,191	0.04	1.68	0.14	25
14.76	(1.29)	39,928	0.04	17.10	0.36	6

11.84	17.62	11,601	0.04	2.38	0.26	42
10.29	(20.86)	8,520	0.04	2.70	0.57	60
13.37	(7.28)	3,916	0.04	2.79	1.39	37

11.88	17.88	15,656	0.04	2.34	0.33	29
10.31	(21.28)	6,631	0.04	2.79	0.75	66
13.49	(7.05)	1,545	0.04	3.08	2.48	63

NOVEMBER 1, 2010   73

Legal Proceedings Relating to Banc One Investment Advisors Corporation and
Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. JPMIA was the investment adviser to certain underlying J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

74   JPMORGAN SMARTRETIREMENT FUNDS

Appendix A — Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Dynamic Commodities Strategy Fund

Highbridge Dynamic Commodities Strategy Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund also will invest in fixed income securities. The Fund’s sub-adviser, Highbridge Capital Management, LLC (HCM), utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM, the sub-adviser, believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent. As a

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matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities, that at the time of purchase, are rated investment grade by a national statistical rating organization or in securities that are unrated , but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Dynamic Small Cap Growth Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Economies Fund

JPMorgan Emerging Economies Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J . P . Morgan Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the adviser believes to be their long-term investment value. The Fund may invest in common stock, preferred stock, REITs, preferred stock convertible to common stock, debt

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securities, depositary receipts and warrants and rights to buy common stock.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index).1 The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. The Fund’s adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least, 80% of the Fund’s net assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivatives instruments that provide exposure to stocks of such companies.

1	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and (2) debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund princip a ll y invest s in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the a dviser’s discretion. Under normal circumstances, the Fund will invest at least 80% of its net assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in common stocks across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan High Yield Fund

JPMorgan High Yield Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations, assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts,

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rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Inflation Managed Bond Fund

JPMorgan Inflation Managed Bond Fund seeks to maximize inflation protected total return. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Consumer Price Index in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in real estate investment trusts (REITS), exchange traded funds (ETFs), registered investment companies, commodity pools and grantor trusts that invest in real estate and commodity-related securities, commodities, or commodity futures as another way to protect against inflation risk. “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies or other countries in which it can invest.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund’s assets may be invested in issuers in emerging markets. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International

78   JPMORGAN SMARTRETIREMENT FUNDS

(MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad range of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks, privately placed securities and REITs.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants to buy common stocks.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies

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Appendix A — Underlying Funds (continued)

are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

JPMorgan Limited Duration Bond Fund

JPMorgan Limited Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade debt securities. The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only and principal-only), commercial mortgage-backed securities, and mortgage passthrough securities. Under normal circumstances, the Fund will invest as least 80% of its net assets in bonds. The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts and Bank Investment Contracts.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. The Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of

80   JPMORGAN SMARTRETIREMENT FUNDS

mid cap companies which the adviser believes are capable of achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its net assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the Fund’s adviser, JPMIA, determines to be of comparable quality. These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities, collateralized mortgage obligations and other securities representing an interest in or secured by mortgages. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. As part of its principal investment strategy, the Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its assets in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Research Market Neutral Fund

JPMorgan Research Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index and/or the S&P 500 Index, in an

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effort to insulate the Fund’s performance from the effects of general stock market movements.

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia, that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that the adviser believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. The Fund invests primarily in common stock.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for securities in which it can invest. The Fund may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and commitments to purchase loan assignments (unfunded commitments) and may engage in short sales.

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund

82   JPMORGAN SMARTRETIREMENT FUNDS

invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its net assets in Treasury and Agency Obligations.

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Dynamic Plus Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The equity securities will primarily be common stock. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities, JPMIM, believes will underperform. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or (2) repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000® Index and the S&P 500 Index. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add, both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund invests in the equity securities of real estate companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in real estate). Real estate companies include equity and mortgage real estate investment trusts (REITs). The Fund does not invest in real estate directly. The Fund concentrates it investment in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in an industry or group of industries in the real estate sector.

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Research Equity Plus Fund seeks to provide total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both large and short positions, will invest in equity securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Index at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns. “Plus” in the Fund’s name refers to the

NOVEMBER 1, 2010   83

Appendix A — Underlying Funds (continued)

additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies that do not have the ability to sell stock short.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and (2) repurchase agreements fully collateralized by U.S. Treasury securities.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies, when the adviser believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

JPMorgan Value Discovery Fund

JPMorgan Value Discovery Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will be invested primarily in equity securities of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund. You can also find the same information online at www.jpmorganfunds.com.

84   JPMORGAN SMARTRETIREMENT FUNDS

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request and are available through the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010.

PR-SRI-1110

Prospectus

JPMorgan SmartRetirement Funds

Class R2 Shares

November 1, 2010

JPMorgan SmartRetirement Income Fund®	Ticker: JSIZX
JPMorgan SmartRetirement 2010 FundSM	Ticker: JSWZX
JPMorgan SmartRetirement 2015 FundSM	Ticker: JSFZX
JPMorgan SmartRetirement 2020 FundSM	Ticker: JTTZX
JPMorgan SmartRetirement 2025 FundSM	Ticker: JNSZX
JPMorgan SmartRetirement 2030 FundSM	Ticker: JSMZX
JPMorgan SmartRetirement 2035 FundSM	Ticker: SRJZX
JPMorgan SmartRetirement 2040 FundSM	Ticker: SMTZX
JPMorgan SmartRetirement 2045 FundSM	Ticker: JSAZX
JPMorgan SmartRetirement 2050 FundSM	Ticker: JTSZX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	5
JPMorgan SmartRetirement 2015 Fund	9
JPMorgan SmartRetirement 2020 Fund	13
JPMorgan SmartRetirement 2025 Fund	17
JPMorgan SmartRetirement 2030 Fund	21
JPMorgan SmartRetirement 2035 Fund	25
JPMorgan SmartRetirement 2040 Fund	29
JPMorgan SmartRetirement 2045 Fund	33
JPMorgan SmartRetirement 2050 Fund	37
More About the Funds	41
Principal Investment Strategies	41
Fundamental Policies	41
Investment Risks	52
Temporary Defensive Positions	57
More Information on S&P Target Date Index Series	57
Additional Historical Performance Information	58
How to Do Business with the Funds	59
Purchasing Fund Shares	59
Rule 12b-1 Fees	62
Shareholder Servicing Fees	62
Networking and Sub-Transfer Agency Fees	62
Exchanging Fund Shares	62
Redeeming Fund Shares	62
Shareholder Information	64
Distributions and Taxes	64
Shareholder Statements and Reports	65
Availability of Proxy Voting Record	65
Portfolio Holdings Disclosure	65
Management of the Funds	66
The Adviser, Administrator and Distributor	66
Advisory Fees	66
Additional Compensation to Financial Intermediaries	66
The Fund Managers	66
Financial Highlights	68
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	72
Appendix A — Underlying Funds	73
How to Reach Us	Back cover

JPMorgan SmartRetirement Income Fund®

Class/Ticker: R2/JSIZX

What is the goal of the Fund?

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.32
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	07
Acquired Fund Fees and Expenses (Underlying Fund)	0.63
Total Annual Fund Operating Expenses [1]	1.45
Fee Waivers and/or Expense Reimbursements[1]	(0.30)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.52% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	117	429	764	1,709

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

NOVEMBER 1, 2010   1

JPMorgan SmartRetirement Income Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement Income Fund® is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. Because the Fund is designed for investors who are retired or about to retire soon, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) generally establishes a target allocation for the Fund on an annual basis that emphasizes fixed income funds and invests, to a lesser extent, in U.S. equity funds and other types of funds described above. In establishing the Fund’s allocation, the Adviser focuses on securities that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

2   JPMORGAN SMARTRETIREMENT FUNDS

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	9.91%
Worst Quarter	4th quarter, 2008	–7.94%

The Fund’s year-to-date total return through 9/30/10 was 7.33%.

NOVEMBER 1, 2010   3

JPMorgan SmartRetirement Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund [1] (since 5/15/06)
CLASS R2	20.77%	3.08%

S&P TARGET DATE RETIREMENT INCOME INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	11.65	2.93

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.79	3.49

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date Retirement Income Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2010 FundSM

Class/Ticker: R2/JSWZX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.35
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.66
Total Annual Fund Operating Expenses [1]	1.51
Fee Waivers and/or Expense Reimbursements[1]	(0.32)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.19

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	446	793	1,774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

NOVEMBER 1, 2010   5

JPMorgan SmartRetirement 2010 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2010 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2010 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more

6   JPMORGAN SMARTRETIREMENT FUNDS

volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, the Barclays Capital U.S. Aggregate Index, and the Russell 3000 Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	11.24%
Worst Quarter	4th quarter, 2008	–10.69%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.44%.

NOVEMBER 1, 2010   7

JPMorgan SmartRetirement 2010 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund [1] (since 5/15/06)
CLASS R2	22.84%	2.39%

S&P TARGET DATE 2010 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	14.90	2.62

BARCLAYS CAPITAL U.S. AGGREGATE INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

RUSSELL 3000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX
(Reflects No Deduction for Taxes)	21.58	2.23

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Barclays Capital U.S. Aggregate Index to the S&P Target Date 2010 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2015 FundSM

Class/Ticker: R2/JSFZX

What is the goal of the Fund?

The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.35
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	10
Acquired Fund Fees and Expenses (Underlying Fund)	0.73
Total Annual Fund Operating Expenses [1]	1.58
Fee Waivers and/or Expense Reimbursements[1]	(0.32)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	128	467	830	1,851

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

NOVEMBER 1, 2010   9

JPMorgan SmartRetirement 2015 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2015 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2015 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

10   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	13.89%
Worst Quarter	4th quarter, 2008	–13.68%

The Fund’s year-to-date total return through 9/30/10 was 7.84%.

NOVEMBER 1, 2010   11

JPMorgan SmartRetirement 2015 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund[1] (since 5/15/06)
CLASS R2	26.05%	1.84%

S&P TARGET DATE 2015 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	17.77	2.21

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX
(Reflects No Deduction for Taxes)	25.18	2.09

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2015 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 FundSM

Class/Ticker: R2/JTTZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.34
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	09
Acquired Fund Fees and Expenses (Underlying Fund)	0.78
Total Annual Fund Operating Expenses [1]	1.62
Fee Waivers and/or Expense Reimbursements[1]	(0.31)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.31

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	133	481	852	1,896

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

NOVEMBER 1, 2010   13

JPMorgan SmartRetirement 2020 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2020 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2020 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on

14   JPMORGAN SMARTRETIREMENT FUNDS

investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.52%
Worst Quarter	4th quarter, 2008	–15.68%

The Fund’s year-to-date total return through 9/30/10 was 7.72%.

NOVEMBER 1, 2010   15

JPMorgan SmartRetirement 2020 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund [1] (since 5/15/06)
CLASS R2	28.66%	1.45%

S&P TARGET DATE 2020 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.25	1.73

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX
(Reflects No Deduction for Taxes)	27.70	1.44

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2020 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 FundSM

Class/Ticker: R2/JNSZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.36
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.81
Total Annual Fund Operating Expenses [1]	1.67
Fee Waivers and/or Expense Reimbursements[1]	(0.32)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.35

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	137	495	877	1,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010   17

JPMorgan SmartRetirement 2025 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2025 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2025 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

18   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter 2009	17.12%
Worst Quarter	4th quarter 2008	–17.45%

The Fund’s year-to-date total return through 9/30/10 was 7.29%.

NOVEMBER 1, 2010   19

JPMorgan SmartRetirement 2025 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	30.59%	(3.54)%

S&P TARGET DATE 2025 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	22.33	(3.88)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.47	(6.43)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2025 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2030 FundSM

Class/Ticker: R2/JSMZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.36
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	11
Acquired Fund Fees and Expenses (Underlying Fund)	0.85
Total Annual Fund Operating Expenses [1]	1.71
Fee Waivers and/or Expense Reimbursements[1]	(0.32)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	142	508	898	1,993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

NOVEMBER 1, 2010   21

JPMorgan SmartRetirement 2030 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2030 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2030 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

22   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.38%
Worst Quarter	4th quarter, 2008	–19.08%

The Fund’s year-to-date total return through 9/30/10 was 7.16%.

NOVEMBER 1, 2010   23

JPMorgan SmartRetirement 2030 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund [1] (since 5/15/06)
CLASS R2	32.14%	0.72%

S&P TARGET DATE 2030 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	24.01	1.08

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX
(Reflect No Deduction for Taxes)	30.89	(0.18)

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2030 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2035 FundSM

Class/Ticker: R2/SRJZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.38
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	13
Acquired Fund Fees and Expenses (Underlying Fund)	0.87
Total Annual Fund Operating Expenses [1]	1.75
Fee Waivers and/or Expense Reimbursements[1]	(0.34)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.41

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	144	518	917	2,034

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

NOVEMBER 1, 2010   25

JPMorgan SmartRetirement 2035 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2035 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2035 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk.  There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk.  The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk.   Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk.  Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

26   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks.   Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk.  Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk.  The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk.  The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter 2009	19.23%
Worst Quarter	4th quarter 2008	–19.28%

The Fund’s year-to-date total return through 9/30/10 was 6.73%.

NOVEMBER 1, 2010   27

JPMorgan SmartRetirement 2035 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	33.33%	(4.73)%

S&P TARGET DATE 2035 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	25.30	(5.76)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.27	(7.89)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2035 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker: R2/SMTZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.40
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	15
Acquired Fund Fees and Expenses (Underlying Fund)	0.88
Total Annual Fund Operating Expenses [1]	1.78
Fee Waivers and/or Expense Reimbursements[1]	(0.36)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.42

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	145	525	931	2,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

NOVEMBER 1, 2010   29

JPMorgan SmartRetirement 2040 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

30   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.18%
Worst Quarter	4th quarter, 2008	–19.51%

The Fund’s year-to-date total return through 9/30/10 was 6.81%.

NOVEMBER 1, 2010   31

JPMorgan SmartRetirement 2040 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund [1] (since 5/15/06)
CLASS R2	33.11%	0.56%

S&P TARGET INDEX 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.28	0.04

RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(1.42)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.56

LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.39	(2.85)

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2006	Managing Director
Pat Jakobson	2006	Managing Director
Michael Schoenhaut	2006	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2045 FundSM

Class/Ticker: R2/JSAZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.43
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	18
Acquired Fund Fees and Expenses (Underlying Fund)	0.87
Total Annual Fund Operating Expenses [1]	1.80
Fee Waivers and/or Expense Reimbursements[1]	(0.39)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.41

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	144	528	938	2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

NOVEMBER 1, 2010   33

JPMorgan SmartRetirement 2045 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2045 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2045 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

34   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter 2009	19.15%
Worst Quarter	4th quarter 2008	–19.29%

The Fund’s year-to-date total return through 9/30/10 was 6.65%.

NOVEMBER 1, 2010   35

JPMorgan SmartRetirement 2045 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	33.46%	(4.24)%

S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.28	(8.27)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2050 FundSM

Class/Ticker: R2/JTSZX

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.51
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	26
Acquired Fund Fees and Expenses (Underlying Fund)	0.87
Total Annual Fund Operating Expenses [1]	1.88
Fee Waivers and/or Expense Reimbursements[1]	(0.47)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.41

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent T otal A nnual Fund O perating E xpenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	144	545	972	2,163

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

NOVEMBER 1, 2010   37

JPMorgan SmartRetirement 2050 Fund (continued)

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2050 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, commodities funds and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2050 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund intends to reach a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various s ectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

38   JPMORGAN SMARTRETIREMENT FUNDS

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045+ Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, broad-based securities market indexes, and the Lipper Mixed-Asset Target 2050 + Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been different than those shown because Class R2 Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter 2009	18.98%
Worst Quarter	4th quarter 2008	–19.17%

The Fund’s year-to-date total return through 9/30/10 was 6.94%.

NOVEMBER 1, 2010   39

JPMorgan SmartRetirement 2050 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 7/31/07)
CLASS R2	33.07%	(4.29)%

S&P TARGET DATE 2045+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	26.72	(6.91)

RUSSELL 3000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	28.34	(7.99)

BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.93	6.76

LIPPER MIXED-ASSET TARGET 2050 + FUNDS AVERAGE
(Reflects No Deduction for Taxes)	14.75	(8.49)

1	Effective 3/31/10, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2045+ Index to better reflect the Fund’s investment strategy.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser

Jeffery A. Geller	2008	Managing Director
Anne Lester	2007	Managing Director
Pat Jakobson	2007	Managing Director
Michael Schoenhaut	2007	Vice President
Daniel Oldroyd	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40   JPMORGAN SMARTRETIREMENT FUNDS

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by JPMIM. The underlying funds are managed by JPMIM or Security Capital Research & Management Incorporated (SC-R&M). SC-R&M is under common control with JPMIM. Highbridge Capital Management, LLC (HCM) is the sub-adviser to the Highbridge Statistical Market Neutral Fund and the Highbridge Dynamic Commodities Strategy Fund. HCM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc. JF International Management Inc. (JFIMI) is the sub-adviser to the JPMorgan China Region Fund and the JPMorgan India Fund. JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (ASIA) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. As a result, these advisers are considered control affiliates and the underlying funds advised by those entities are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to invest in a diversified group of other mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds). The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies , commodities and money market instruments. Exposure and diversification to such asset classes is achieved by investing in the other J.P. Morgan Funds (the underlying funds) as well as by investing directly in securities and other financial instruments, including derivatives, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC). In connection with its main investment strategies, the Fund may use futures including exchange traded futures. The Funds are also permitted to use other derivatives such as options and swaps. Under certain market conditions, the use of derivatives could be significant.

A brief description of the underlying J.P. Morgan Funds can be found in Appendix A. Appendix A lists the underlying funds that each Fund may utilize as of the date of this prospectus. The Funds may invest in additional underlying funds that are not listed on Appendix A from time to time in the future so long as a Fund’s investments in any additional underlying fund does not exceed 5% of Fund holdings. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the adviser believes would outperform the Funds’ benchmarks and peer group over the long term.

All of the JPMorgan SmartRetirement Funds, except the JPMorgan SmartRetirement Income Fund, (the Target Date Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2015 for the JPMorgan SmartRetirement 2015 Fund). The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the Statement of Additional Information.

Glide Path.  JPMIM uses a strategic asset allocation strategy for each of the Target Date Funds that changes over time as a Fund approaches its target retirement date. This is known as the “Glide Path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s target asset allocation will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date. Once a Target Date Fund’s asset allocation is substantially the same as the JPMorgan SmartRetirement Income Fund, the Target Date Fund may , but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The Target Date Funds are “to” funds rather than “through” funds.

NOVEMBER 1, 2010   41

More About the Funds (continued)

WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?

A “through” target date fund has a longer Glide Path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund treats the target date as the end point of the Glide Path. These funds reach their most conservative allocation close to the target retirement year. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

Target Allocations.  For each JPMorgan SmartRetirement Fund, the Adviser sets a target asset allocation among J.P. Morgan Funds. For each Target Date Fund, the Adviser generally establishes the target asset allocation among the underlying funds on an annual basis. However, the Adviser may make tactical changes to the asset allocation model and target asset allocations and ranges or shift investments among the underlying funds or asset classes when it believes it is beneficial to a Fund or may maintain the target allocation for longer periods of time.

For each Fund, the target asset allocation among types of underlying funds as of November 1, 2010 is set forth below.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds. Cash and Cash Equivalents include money market funds as well as cash and cash equivalents.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

42   JPMORGAN SMARTRETIREMENT FUNDS

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds, and International Equity Funds include emerging markets equity funds.

NOVEMBER 1, 2010   43

More About the Funds (continued)

The Adviser may make changes to the target asset allocation within the ranges indicated below.

	JPMorgan SmartRetirement Income Fund		JPMorgan SmartRetirement 2010 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	16.0%	0–30%	17.6%	6–36%
U.S. Small/Mid Cap Equity Funds	3.0	0–10	3.4	0–10
REIT Funds	4.0	0–10	4.4	0–20
International Equity Funds	8.0	0–23	8.8	0–27
Emerging Markets Equity Funds	2.0	0–5	2.2	0–10
U.S. Fixed Income Funds	45.0	30–90	44.0	20–80
Emerging Markets Debt Funds	4.5	0–15	4.4	0–15
High Yield Fixed Income Funds	7.5	0–15	7.2	0–15
Money Market Funds/Cash and Cash Equivalents	10.0	0–10	8.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2015 Fund		JPMorgan SmartRetirement 2020 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	25.0%	12–42%	30.0%	17–47%
U.S. Small/Mid Cap Equity Funds	5.3	0–20	6.8	0–20
REIT Funds	6.1	0–20	6.6	0–20
International Equity Funds	12.5	0–30	15.0	0–30
Emerging Markets Equity Funds	3.1	0–10	3.6	0–10
U.S. Fixed Income Funds	38.2	20–60	29.2	10–50
Emerging Markets Debt Funds	3.9	0–15	3.4	0–15
High Yield Fixed Income Funds	5.9	0–15	5.4	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

44   JPMORGAN SMARTRETIREMENT FUNDS

	JPMorgan SmartRetirement 2025 Fund		JPMorgan SmartRetirement 2030 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	34.7%	20–50%	38.2%	20–55%
U.S. Small/Mid Cap Equity Funds	8.2	0–20	9.2	0–20
REIT Funds	7.1	0–20	7.6	0–20
International Equity Funds	17.4	5–35	19.4	5–35
Emerging Markets Equity Funds	4.1	0–10	4.6	0–10
U.S. Fixed Income Funds	20.7	0–40	14.2	0–40
Emerging Markets Debt Funds	2.9	0–15	2.4	0–15
High Yield Fixed Income Funds	4.9	0–15	4.4	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

	JPMorgan SmartRetirement 2035 Fund		JPMorgan SmartRetirement 2040 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	41.0%	25–55%	41.0%	25–55%
U.S. Small/Mid Cap Equity Funds	10.0	0–20	10.0	0–20
REIT Funds	8.0	0–20	8.0	0–20
International Equity Funds	21.0	5–35	21.0	5–35
Emerging Markets Equity Funds	5.0	0–10	5.0	0–10
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

NOVEMBER 1, 2010   45

More About the Funds (continued)

	JPMorgan SmartRetirement 2045 Fund		JPMorgan SmartRetirement 2050 Fund
Type of Investment	Target Asset Allocation	Range	Target Asset Allocation	Range
U.S. Large Cap Equity Funds	41.0%	25–55%	41.0%	25–55%
U.S. Small/Mid Cap Equity Funds	10.0	0–20	10.0	0–20
REIT Funds	8.0	0–20	8.0	0–20
International Equity Funds	21.0	5–35	21.0	5–35
Emerging Markets Equity Funds	5.0	0–10	5.0	0–10
U.S. Fixed Income Funds	9.0	0–40	9.0	0–40
Emerging Markets Debt Funds	2.0	0–15	2.0	0–15
High Yield Fixed Income Funds	4.0	0–15	4.0	0–15
Money Market Funds/Cash and Cash Equivalents	0.0	0–10	0.0	0–10
Market Neutral Funds	0.0	0–20	0.0	0–20
Commodities Funds	0.0	0–15	0.0	0–15

Each of the JPMorgan SmartRetirement Funds may invest in any of the following underlying J.P. Morgan Funds within the following ranges, subject to changes as described above.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–20%	0–25%	0–32%	0–40%	0–46%
JPMorgan Equity Income Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Equity Index Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid America Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Intrepid Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Growth Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Large Cap Value Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Dynamic Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Equity Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan U.S. Research Equity Plus Fund	0–20	0–25	0–32	0–40	0–46
JPMorgan Value Discovery Fund*	0–20	0–25	0–32	0–40	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

46   JPMORGAN SMARTRETIREMENT FUNDS

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–46%	0–46%	0–46%	0–46%	0–46%
JPMorgan Equity Income Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Equity Index Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid America Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Intrepid Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Growth Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Large Cap Value Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Dynamic Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Equity Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Core Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Large Cap Value Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan U.S. Research Equity Plus Fund	0–46	0–46	0–46	0–46	0–46
JPMorgan Value Discovery Fund*	0–46	0–46	0–46	0–46	0–46

MARKET NEUTRAL FUNDS
Highbridge Statistical Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Multi-Cap Market Neutral Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Research Market Neutral Fund	0–10	0–10	0–10	0–10	0–10

COMMODITIES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–15	0–15	0–15	0–15	0–15

*	The JPMorgan Value Discovery Fund has commenced operations, but as of the date of this prospectus, is not open to the public.

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–10%	0–10%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–10	0–10	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–10	0–10	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–10	0–10	0–20	0–20	0–20

NOVEMBER 1, 2010   47

More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Growth Advantage Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Mid Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid Multi Cap Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Market Expansion Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Mid Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Core Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Growth Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Small Cap Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Small Company Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Value Advantage Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Growth Fund	0–20	0–20	0–20	0–20	0–20
Undiscovered Managers Behavioral Value Fund	0–20	0–20	0–20	0–20	0–20

48   JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–10%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–10	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–10	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–5	0–10	0–10	0–10	0–10
JPMorgan Emerging Markets Equity Fund	0–5	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Core Plus Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Government Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Inflation Managed Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Limited Duration Bond Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Mortgage-Backed Securities Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Real Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Short Term Bond Fund II	0–90	0–80	0–60	0–50	0–40
JPMorgan Total Return Fund	0–90	0–80	0–60	0–50	0–40
JPMorgan Treasury & Agency Fund	0–90	0–80	0–60	0–50	0–40

NOVEMBER 1, 2010   49

More About the Funds (continued)

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20%	0–20%	0–20%	0–20%	0–20%
JPMorgan Realty Income Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Real Estate Fund	0–20	0–20	0–20	0–20	0–20

INTERNATIONAL EQUITY FUNDS
JPMorgan Asia Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan China Region Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan India Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Equity Index Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Opportunities Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan International Value Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid European Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Intrepid International Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Latin America Fund	0–20	0–20	0–20	0–20	0–20
JPMorgan Russia Fund	0–20	0–20	0–20	0–20	0–20

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Emerging Markets Equity Fund	0–10	0–10	0–10	0–10	0–10

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Core Plus Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Government Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Inflation Managed Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Limited Duration Bond Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Mortgage-Backed Securities Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Real Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Short Term Bond Fund II	0–40	0–40	0–40	0–40	0–40
JPMorgan Total Return Fund	0–40	0–40	0–40	0–40	0–40
JPMorgan Treasury & Agency Fund	0–40	0–40	0–40	0–40	0–40

50   JPMORGAN SMARTRETIREMENT FUNDS

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–20	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–10	0–10	0–10	0–10

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–15%	0–15%	0–15%	0–15%	0–15%

HIGH YIELD FIXED INCOME FUNDS
JPMorgan High Yield Fund	0–15	0–15	0–15	0–15	0–15

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Federal Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Liquid Assets Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan Prime Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Government Money Market Fund	0–10	0–10	0–10	0–10	0–10
JPMorgan U.S. Treasury Plus Money Market Fund	0–10	0–10	0–10	0–10	0–10

NOVEMBER 1, 2010   51

More About the Funds (continued)

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds currently do not offer Class R5 Shares and will not offer Class R6 Shares. As a result, the Funds may invest in Institutional Class Shares of the underlying funds, or to the extent that an underlying fund does not have Institutional Class Shares, the Funds may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Funds invest in shares of the underlying funds that do not offer Class R6 Shares, the Funds’ total expenses will be higher. Additional J.P. Morgan Funds may be added to the list of underlying funds from time to time.

Direct Investments in Securities and Financial Instruments. The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities and other financial instruments, such as futures, swaps and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities.

INVESTMENT RISKS

The JPMorgan SmartRetirement Funds invest in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the JPMorgan SmartRetirement Funds and the risks associated with the underlying funds are described below.

Investment Risk.  JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.

JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.

1.	Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.

2.	You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.

3.	Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.

4.	Your risk tolerance may change over time. It is important that you re-evaluate your investment in a Target Date Fund periodically.

5.	If you need help making an investment decision, you should consult a financial advisor.

Investments in Mutual Funds Risk. Each JPMorgan SmartRetirement Fund invests in underlying J.P. Morgan Funds as a primary strategy, so each Fund’s performance is directly related to the performance of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s a dviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Derivatives Risk.  The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of

52   JPMORGAN SMARTRETIREMENT FUNDS

derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Derivatives also expose the Fund and underlying fund s to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Securities and Financial Instruments Risks.   JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in the Fund will be affected.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.

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Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the Adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.

Interest Rate Risk. Some of the underlying funds invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Funds. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for the underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Mortgage-Related and Other Asset-Backed Securities Risk. Some of the underlying funds invest in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield . Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be more volatile and may be subject to higher risk of nonpayment.

Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayment. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Foreign Securities and Emerging Market Risks. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater

54   JPMORGAN SMARTRETIREMENT FUNDS

social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the underlying fund’s yield on those securities would be decreased.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.

Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these Funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Non-Diversified Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the underlying funds’ shares being more sensitive to the economic results of those issuing the securities.

Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the CPI-U in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of i nfla t ion. In a ddition, s ome of the underlying fund s may mak e direct investmen ts in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest is adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal until

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maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. An underlying fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Securities Lending Risk. Some of the underlying funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. In addition, an underlying fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, an underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.

Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.

Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect an underlying fund’s performance.

Redemption Risk. An underlying fund may need to sell its holdings in order to meet shareholder redemption requests.

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The underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to or is required to sell are illiquid. The underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.

Beginning November 30, 2010, the Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. Prior to November 30, 2010 or if an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. Many of the underlying funds do not offer Class R5 and will not offer Class R6 Shares, therefore, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R6, Class R5 or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. The shares of the underlying funds in which the JPMorgan SmartRetirement Funds invest impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver s and/or Expense Reimbursement s ” in the Annual Fund Operating Expenses table.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ON S&P TARGET DATE INDEX SERIES

Returns for the S&P Target Date Index Series are reported from the inception date of the Funds. The original inception date for the S&P Target Date Index Series (each, an Index) was 9/25/08 (the Original Inception Date). Recently, Standard & Poor’s began providing return information for periods prior to the Original Inception Date. The benchmark returns are from the periods specified in the Average Annual Total Returns tables.

Effective 3/1/10, Standard & Poor’s modified the method used to calculate Index levels and returns for each Index. Index history prior to 3/1/10 reflected the original calculation method, while Index history after 3/1/10 reflects the modified calculation method.

Prior to 3/1/10, each Index was reconstituted once per year on the last trading day of May, with effect on the first trading day of June. Reconstitution is the process whereby asset class weights are established for the upcoming year. After 3/1/10, each Index will continue to be reconstituted on the same schedule. However, a new rebalancing schedule took effect on a monthly basis. Rebalancing is the process whereby the asset class weights that were determined at the previous reconstitution are reestablished. This process takes place after the close of business on the last trading day of each month, with effect on the first trading day of the following month.

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ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

JPMorgan SmartRetirement Funds

The historical performance for the Class R2 Shares in the bar chart prior to 1/1/09 and in the performance table prior to inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios.

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How to Do Business with the Funds

PURCHASING FUND SHARES

Who can buy shares?

Class R2 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, and nonqualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R2 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and 529 college savings plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems or procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity

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How to Do Business with the Funds (continued)

of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. This is also known as the offering price.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of the Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of the Fund’s direct investments in securities and other financial instruments. The market value of an underlying fund’s investments and the Funds’ direct investments in securities and other financial instruments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by a Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s

60   JPMORGAN SMARTRETIREMENT FUNDS

shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R2)
Your Fund Number & Account Number
    (ex: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

NOVEMBER 1, 2010   61

How to Do Business with the Funds (continued)

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R2)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 Shares, that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R2 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or the Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

62   JPMORGAN SMARTRETIREMENT FUNDS

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   63

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next month after they are declared. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by a Fund, as discussed in the Statement of Additional Information

The tax considerations described in this section do not apply to accounts currently taxable or to investors that are currently taxable.

64   JPMORGAN SMARTRETIREMENT FUNDS

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds will disclose the complete holdings list and the percentage that each of the underlying funds represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2010   65

Management of the Funds

The Adviser, Administrator and Distributor

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administrative services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (245 Park Avenue, New York, NY 10167) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in that Fund’s semi-annual report for the six-month period ended December 31.

Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Fund Managers

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, Michael Schoenhaut and Daniel Oldroyd. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has had investment oversight responsibility for the Funds since 2008. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Funds since their inception. Mr. Jakobson, Managing Director, joined JPMIM in 1987, has served as a portfolio manager for JPMIM’s global asset allocation and balanced portfolio since 1995, and has been a portfolio manager of the Funds since their inception. Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception. An employee since 2000 and a portfolio manager of the Funds since November 2010, Mr. Oldroyd, Vice President and CFA and CAIA charterholder, has held several positions including investment strategist for J.P. Morgan Retirement Plans Services.

JPMIM and SC-R&M serve as the advisers, and certain affiliates serve as sub-advisers, to the underlying funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

66   JPMORGAN SMARTRETIREMENT FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2010   67

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the last one through five years or the periods of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are incorporated by reference in the Statement of Additional Information, which is available on request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Class R2

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement Income Fund
Year Ended June 30, 2010	$12.95	$0.40	(g)	$1.31	$1.71	$(0.41)	$—	$(0.41)
November 3, 2008 (h) through June 30, 2009	12.49	0.30	(g)	0.73	1.03	(0.34)	(0.23)	(0.57)

SmartRetirement 2010 Fund
Year Ended June 30, 2010	12.36	0.41	(g)	1.37	1.78	(0.41)	—	(0.41)
November 3, 2008 (h) through June 30, 2009	12.03	0.28	(g)	0.65	0.93	(0.31)	(0.29)	(0.60)

SmartRetirement 2015 Fund
Year Ended June 30, 2010	11.81	0.39	(g)	1.47	1.86	(0.38)	—	(0.38)
November 3, 2008 (h) through June 30, 2009	11.65	0.25	(g)	0.55	0.80	(0.31)	(0.33)	(0.64)

SmartRetirement 2020 Fund
Year Ended June 30, 2010	11.43	0.34	(g)	1.58	1.92	(0.35)	—	(0.35)
November 3, 2008 (h) through June 30, 2009	11.40	0.21	(g)	0.46	0.67	(0.26)	(0.38)	(0.64)

SmartRetirement 2025 Fund
Year Ended June 30, 2010	10.61	0.24	(g)	1.56	1.80	(0.27)	—	(0.27)
November 3, 2008 (h) through June 30, 2009	10.30	0.17	(g)	0.38	0.55	(0.19)	(0.05)	(0.24)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of offering of class of shares.

68   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$14.25	13.19%	$357	0.53%	2.80%	0.82%	10%
12.95	8.61	54	0.67	3.71	0.89	63

13.73	14.45	564	0.55	2.96	0.85	16
12.36	8.13	222	0.68	3.71	0.97	63

13.29	15.74	533	0.55	2.91	0.85	17
11.81	7.26	84	0.68	3.49	0.93	50

13.00	16.72	962	0.55	2.58	0.84	20
11.43	6.33	194	0.68	3.02	0.95	50

12.14	16.90	3,425	0.54	1.88	0.86	28
10.61	5.60	141	0.69	2.72	0.99	51

NOVEMBER 1, 2010   69

Financial Highlights (continued)

Class R2

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
SmartRetirement 2030 Fund
Year Ended June 30, 2010	$10.80	$0.30	(g)	$1.60	$1.90	$(0.27)	$—	$(0.27)
November 3, 2008 (h) through June 30, 2009	11.05	0.16	(g)	0.29	0.45	(0.22)	(0.48)	(0.70)

SmartRetirement 2035 Fund
Year Ended June 30, 2010	10.17	0.19	(g)	1.55	1.74	(0.23)	—	(0.23)
November 3, 2008 (h) through June 30, 2009	9.90	0.16	(g)	0.29	0.45	(0.15)	(0.03)	(0.18)

SmartRetirement 2040 Fund
Year Ended June 30, 2010	10.63	0.25	(g)	1.60	1.85	(0.26)	—	(0.26)
November 3, 2008 (h) through June 30, 2009	10.92	0.15	(g)	0.25	0.40	(0.17)	(0.52)	(0.69)

SmartRetirement 2045 Fund
Year Ended June 30, 2010	10.28	0.23	(g)	1.52	1.75	(0.22)	—	(0.22)
November 3, 2008 (h) through June 30, 2009	10.01	0.16	(g)	0.32	0.48	(0.17)	(0.04)	(0.21)

SmartRetirement 2050 Fund
Year Ended June 30, 2010	10.28	0.17	(g)	1.62	1.79	(0.23)	—	(0.23)
November 3, 2008 (h) through June 30, 2009	10.08	0.16	(g)	0.27	0.43	(0.15)	(0.08)	(0.23)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not of the Underlying Funds in which the Fund invests .

(f)	Net investment income (loss) is affected by timing of distributions of Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Commencement of offering of class of shares.

70   JPMORGAN SMARTRETIREMENT FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$12.43	17.51%	$880	0.55%	2.34%	0.86%	26%
10.80	4.66	112	0.69	2.51	0.97	52

11.68	17.02	617	0.55	1.55	0.88	34
10.17	4.73	54	0.69	2.65	1.00	55

12.22	17.37	688	0.55	1.97	0.90	28
10.63	4.33	107	0.69	2.32	1.01	52

11.81	16.94	257	0.56	1.90	0.93	42
10.28	4.98	52	0.69	2.69	1.24	60

11.84	17.30	1,009	0.54	1.35	1.01	29
10.28	4.44	52	0.69	2.67	1.36	66

NOVEMBER 1, 2010   71

Legal Proceedings Relating to Banc One Investment Advisors Corporation and
Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the JPMorgan SmartRetirement Funds whose shares are offered in this prospectus. The following summary is provided because certain of the underlying funds are subject to the actions described below.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain underlying funds, possible late trading of certain underlying funds and related matters. JPMIA was the investment adviser to certain underlying J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain underlying funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain underlying funds which were series of One Group Mutual Funds, now known as JPMorgan Trust II, in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of the foregoing matters may be filed against these and related parties in the future.

72   JPMORGAN SMARTRETIREMENT FUNDS

Appendix A — Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds.

Highbridge Dynamic Commodities Strategy Fund

Highbridge Dynamic Commodities Strategy Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund also will invest in fixed income securities. The Fund’s sub-adviser, Highbridge Capital Management, LLC, (HCM) utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management.

Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing. The Fund purchases equity securities that HCM, the sub-adviser, believes are undervalued and sells short securities that it believes are overvalued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index. The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk. The Fund implements its strategy through an automated trading process designed to be cost-efficient.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund seeks total return from long-term capital growth. The Fund primarily invests in equity securities of foreign companies located throughout the Asian Region except Japan. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of such issuers. The “Asian Region” includes but is not limited to, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand and Indonesia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. While the Fund is not limited in the amount it invests in any one country, it will try to choose investments in a wide range of industries and companies of varying sizes.

JPMorgan China Region Fund

JPMorgan China Region Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in equity securities of companies in the China region or instruments that have similar economic characteristics. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Core Bond Fund

JPMorgan Core Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.

JPMorgan Core Plus Bond Fund

JPMorgan Core Plus Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade

NOVEMBER 1, 2010   73

Appendix A — Underlying Funds (continued)

(i.e., high yield or junk bonds) or the unrated equivalent. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities, that at the time of purchase, are rated investment grade by a national statistical rating organization or in securities that are unrated , but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent).

JPMorgan Disciplined Equity Fund

JPMorgan Disciplined Equity Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in common stock of large-and mid-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Dynamic Small Cap Growth Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Emerging Economies Fund

JPMorgan Emerging Economies Fund seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may hedge a portion of its foreign currency exposure into the U.S. dollar.

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in emerging market debt investments. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J . P . Morgan Emerging Markets Bond Index Global. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund seeks to provide high total return from a portfolio of equity securities from emerging markets issuers. Under normal circumstances, the Fund invests at least 80% of the value of its assets in equity securities of emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most countries of western Europe. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may also invest to a lesser extent in debt securities.

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the adviser, believes to be their long-term investment value. The Fund may invest in common stock, preferred stock, REITs, preferred stock convertible to common stock, debt

74   JPMORGAN SMARTRETIREMENT FUNDS

securities, depositary receipts and warrants and rights to buy common stock.

JPMorgan Equity Index Fund

JPMorgan Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Index (S&P 500 Index).1 The Fund invests in stocks included in the S&P 500 Index and also may invest in stock index futures and other equity derivatives. The Fund’s adviser, attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least, 80% of the Fund’s net assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivatives instruments that provide exposure to stocks of such companies.

1	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund aims to provide current income while still preserving capital and maintaining liquidity. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and (2) debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JPMorgan Government Bond Fund

JPMorgan Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund pri ma ril y invest s in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the a dviser’s discretion. Under normal circumstances, the Fund will invest at least 80% of its net assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.

JPMorgan Growth Advantage Fund

JPMorgan Growth Advantage Fund seeks to provide long-term capital growth. The Fund will invest primarily in common stocks across all market capitalizations. Although the Fund may invest in securities of companies across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies, when the adviser believes such companies offer attractive opportunities. The Fund invests in companies that the adviser believes have strong earnings growth potential.

JPMorgan High Yield Fund

JPMorgan High Yield Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or are unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations, assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least of 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities.

JPMorgan India Fund

JPMorgan India Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts,

NOVEMBER 1, 2010   75

Appendix A — Underlying Funds (continued)

rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies.

JPMorgan Inflation Managed Bond Fund

JPMorgan Inflation Managed Bond Fund seeks to maximize inflation protected total return. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Consumer Price Index in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in real estate investment trusts (REITS), exchange traded funds (ETFs), registered investment companies, commodity pools and grantor trusts that invest in real estate and commodity-related securities, commodities, or commodity futures as another way to protect against inflation risk. “Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

JPMorgan International Equity Fund

JPMorgan International Equity Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of the value of its assets in equity investments. The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies or other countries in which it can invest.

JPMorgan International Equity Index Fund

JPMorgan International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (MSCI EAFE GDP Index).1 Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund. The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. Most of the Fund’s assets will be denominated in foreign currencies.

1	“MSCI EAFE GDP Index” is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries include Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

JPMorgan International Realty Fund

JPMorgan International Realty Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its value in assets in equity securities of REITs, including REITs with relatively small market capitalizations, and other real estate companies. The Fund’s assets may be invested in issues in emerging markets. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in the real estate sector.

JPMorgan International Value Fund

JPMorgan International Value Fund seeks to provide high total return from a portfolio of foreign company equity securities. The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International

76   JPMORGAN SMARTRETIREMENT FUNDS

(MSCI) Europe, Australasia and Far East (EAFE) Value Index, which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

JPMorgan Intrepid America Fund

JPMorgan Intrepid America Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad range of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income. The Fund invests primarily in equity securities issued by companies with principal business activities in western Europe. Under normal market conditions, the Fund invests at least 80% of the value of its assets in equity securities of European issuers. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks, privately placed securities and REITs.

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Growth Fund seeks to provide long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid International Fund

JPMorgan Intrepid International Fund seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S. The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the U.S. The Fund’s assets also may be invested, to a limited extent, in equity securities of companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom and most of the countries of western Europe; emerging markets include most of the other countries in the world. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants to buy common stocks.

JPMorgan Intrepid Mid Cap Fund

JPMorgan Intrepid Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in common stocks of mid-cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase.

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Multi Cap Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Value Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large-capitalization and mid-capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large, well-established companies. Large, well-established companies

NOVEMBER 1, 2010   77

Appendix A — Underlying Funds (continued)

are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

JPMorgan Large Cap Value Fund

JPMorgan Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

JPMorgan Latin America Fund

JPMorgan Latin America Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

JPMorgan Limited Duration Bond Fund

JPMorgan Limited Duration Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade debt securities. The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only and principal-only), commercial mortgage-backed securities, and mortgage passthrough securities. Under normal circumstances, the Fund will invest as least 80% of its net assets in bonds. The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans.

JPMorgan Liquid Assets Money Market Fund

JPMorgan Liquid Assets Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts and Bank Investment Contracts.

JPMorgan Market Expansion Index Fund

JPMorgan Market Expansion Index Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1 The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges, as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indices. The Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indices in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indices of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Equity Fund’s objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. The Fund invests primarily in common stocks.

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests primarily in common stocks of mid cap companies which the adviser believes are capable of

78   JPMORGAN SMARTRETIREMENT FUNDS

achieving sustained growth. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Mid Cap Value Fund

JPMorgan Mid Cap Value Fund seeks growth from capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies have market capitalizations between $1 billion and $20 billion at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Mortgage-Backed Securities Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages. Under normal circumstances, the Fund invests at least 80% of its net assets in mortgage-backed securities. The Fund invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the Fund’s adviser, JPMIA, determines to be of comparable quality. These include mortgage-backed securities issued by U.S. government agencies or instrumentalities, such as Ginnie Mae, Fannie Mae, and Freddie Mac, commercial mortgage securities, collateralized mortgage obligations and other securities representing an interest in or secured by mortgages. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies.

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital. The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities; repurchase agreements and reverse repurchase agreements; taxable municipal obligations; and funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

JPMorgan Real Return Fund

JPMorgan Real Return Fund seeks to maximize inflation protected return. As part of its principal investment strategy, the Fund invests primarily in a portfolio of inflation-linked securities and inflation and non-inflation-linked swaps, options, futures contracts, and other derivatives. “Real Return” means total return less the estimated cost of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund will utilize conventional fixed income strategies including duration management; credit sector; and yield curve management; and relative value trading.

JPMorgan Realty Income Fund

JPMorgan Realty Income Fund seeks high total investment return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing substantially all of its assets and in any event under normal circumstances at least 80% of its assets in equity securities of REITs, including REITs with relatively small market capitalization. The Fund may invest in both equity REITs and mortgage REITs.

JPMorgan Research Market Neutral Fund

JPMorgan Research Market Neutral Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000® Index and/or the S&P 500 Index, in an effort to insulate the Fund’s performance from the effects of general stock market movements.

NOVEMBER 1, 2010   79

Appendix A — Underlying Funds (continued)

JPMorgan Russia Fund

JPMorgan Russia Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of the value of its assets in equity securities of Russian companies or instruments that have similar economic characteristics. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia or instruments that have similar economic characteristics. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia, that derives at least 50% of its total revenues or profits from goods that are produced or sold; investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and may include the securities of small and mid cap companies. The Fund will primarily invest in a focused portfolio of depositary receipts.

JPMorgan Short Term Bond Fund II

JPMorgan Short Term Bond Fund II seeks a high level of income, consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in debt investments. These investments can include asset-backed and mortgage-related securities, U.S. government and agency securities, domestic and foreign corporate bonds, private placements and money market instruments, that the adviser believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the Fund’s duration will range between one and three years.

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Core Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000 Index at the time of purchase. The Fund’s investments are primarily in common stocks and REITs.

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Equity Fund seeks capital growth over the long term. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. The Fund invests primarily in common stock.

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

JPMorgan Small Cap Value Fund

JPMorgan Small Cap Value Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. The Fund’s investments are primarily in common stocks and REITS.

JPMorgan Total Return Fund

The JPMorgan Total Return Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. These securities may be of any maturity. The Fund may use derivatives as substitutes for securities in which it can invest. The Fund may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt” (e.g., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in loan assignments and participations (loans) and commitments to purchase loan assignments (unfunded commitments) and may engage in short sales.

80   JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan Treasury & Agency Fund

JPMorgan Treasury & Agency Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its net assets in Treasury and Agency Obligations.

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Dynamic Plus Fund seeks to provide long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The equity securities will primarily be common stock. The Fund will take long positions in equity securities the adviser believes offer attractive return potential and sell short securities, JPMIM, believes will underperform. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Equity Fund

JPMorgan U.S. Equity Fund seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection.

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Government Money Market Fund seeks high current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or (2) repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000® Index and the S&P 500 Index. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add, both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies which do not have the ability to sell stock short.

JPMorgan U.S. Real Estate Fund

JPMorgan U.S. Real Estate Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities. The Fund invests in the equity securities of real estate companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of publicly-traded real estate companies operating in the U.S. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in real estate). Real estate companies include equity and mortgage real estate investment trusts (REITs). The Fund does not invest in real estate directly. The Fund concentrates it investment in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its net assets in an industry or group of industries in the real estate sector.

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Research Equity Plus Fund seeks to provide total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both large and short positions, will invest in equity securities of large capitalization, U.S. companies. Large capitalization companies are companies with

NOVEMBER 1, 2010   81

Appendix A — Underlying Funds (continued)

market capitalizations equal to those within the universe of the Russell 1000 Index at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000 Index as well as relative to traditional strategies that do not have the ability to sell stock short.

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Small Company Fund seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. Under normal conditions, the Fund invests its assets exclusively in (1) obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and (2) repurchase agreements fully collateralized by U.S. Treasury securities.

JPMorgan Value Advantage Fund

JPMorgan Value Advantage Fund seeks to provide long-term total return from a combination of income and capital gains. The Fund will invest primarily in equity securities across all market capitalizations. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies, when the adviser believes such companies offer attractive opportunities. Equity securities in which the Fund primarily invests include common stocks and REITs.

JPMorgan Value Discovery Fund

JPMorgan Value Discovery Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will be invested primarily in equity securities of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations.

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Growth Fund seeks growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have growth characteristics. In selecting stocks, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company.

Undiscovered Managers Behavioral Value Fund

Undiscovered Managers Behavioral Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler, believes have value characteristics. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

A more complete description of these underlying funds may be found in their prospectuses. For a free copy of an underlying fund’s prospectus, call 1-800-480-4111 and ask for the prospectus offering shares of the underlying fund. You can also find the same information online at www.jpmorganfunds.com.

82   JPMORGAN SMARTRETIREMENT FUNDS

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request and are available through the J.P. Morgan Funds’ website at www.jpmorganfunds.com:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010.

PR-SRR2-1110

CONTENTS

Risk/Return Summaries:
JPMorgan Access Balanced Fund	1
JPMorgan Access Growth Fund	6
More About the Funds	11
Additional Information About the Funds’ Investment Strategies	11
Investment Risks	11
Temporary Defensive and Cash Positions	14
Expense Limitation	14
The Funds’ Management and Administration	16
How to Do Business with the Funds	19
Purchasing Fund Shares	19
Sales Charges	23
Rule 12b-1 Fees	27
Networking and Sub-Transfer Agency Fees	28
Exchanging Fund Shares	28
Redeeming Fund Shares	29
Shareholder Information	32
Distributions and Taxes	32
Shareholder Statements and Reports	33
Availability of Proxy Voting Record	33
Portfolio Holdings Disclosure	33
Financial Highlights	36
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of Its Affiliates	38
How to Reach Us	Back cover

JPMorgan Access Balanced Fund

Class/Ticker: A/JXBAX; C/JXBCX; Select/JXBSX

What is the goal of the Fund?

The Fund seeks total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 23 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00	2.00	2.00%

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	1.00%		1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.41		0.40		0.41
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	16	0.	15	0.	16
Acquired Fund (Underlying Fund) Fees and Expenses	0.79		0.79		0.79
Total Annual Fund Operating Expenses	2.45		2.94		2.20

NOVEMBER 1, 2010   1

JPMorgan Access Balanced Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	687	1,179	1,697	3,111
CLASS C SHARES ($)	397	910	1,548	3,261
SELECT CLASS SHARES ($)	223	688	1,180	2,534

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	687	1,179	1,697	3,111
CLASS C SHARES ($)	297	910	1,548	3,261
SELECT CLASS SHARES ($)	223	688	1,180	2,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in a combination of domestic and international equity, fixed income, and alternative assets, as described below. The Fund invests in mutual funds in the same group of investment companies (i.e. J.P. Morgan Funds), unaffiliated open-end and closed-end investment companies (which may or may not be registered under the Investment Company Act of 1940, as amended), exchange traded funds (ETFs) and directly in individual securities. In addition, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC), the Fund invests directly in other financial instruments, including derivatives, such as futures, swaps and structured investments, to gain exposure to or to overweight or underweight allocations among various sectors or markets.

The Funds’ adviser is J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and it sets the Fund’s overall investment strategies. The Fund is managed by J.P. Morgan Private Investments Inc. (JPMPI). JPMPI utilizes an allocation process (Strategic Asset Allocations) to invest the Fund’s assets across the various asset classes and with various sub-advisers. JPMPI and JPMIM use rigorous criteria to select sub-advisers and underlying fund managers to manage certain portions of the Fund’s assets. In choosing whether to buy or sell an investment and to set their allocations, JPMPI considers the following factors: (1) market trends, (2) JPMPI’s outlook for a market capitalization or investment style category, and (3) an underlying fund manager’s performance in various market conditions. JPMPI will also consider the advantages and disadvantages to the Fund of using actively versus passively managed investment vehicles. By combining the strengths of different sub-advisers and underlying fund managers, the Fund seeks to benefit from a variety of investment selection processes and methodologies to achieve its investment objective.

The descriptions below include both the range that the Fund may invest within a particular asset class and the various investments that the Fund may use to gain exposure to such asset class. JPMPI frequently monitors and may make tactical changes to the Strategic Asset Allocations, including shifts among the various asset classes and allocations to the other sub-advisers and underlying fund managers.

U.S. and International Equity:  The allocation range will typically be 30%–70% of the Fund’s total assets. The Fund’s equity-related investments consist of J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class are: common stock, preferred stock, structured investments, convertible securities, depository receipts and warrants to buy common stocks. The Fund invests in foreign and emerging market securities.

U.S. and International Fixed Income:  The allocation range will typically be 25%–60% of the Fund’s total assets. The Fund’s fixed income investments include J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class include: U.S. government securities (including agencies and instrumentalities), municipal bonds (including housing authority obligations), domestic and foreign corporate bonds, high yield securities (junk bonds), loan participations and assignments, debt obligations issued or guaranteed by a foreign sovereign governments or its agencies, authorities or political subdivisions, mortgage-backed and asset-backed securities, inflation-indexed bonds, and Treasury Inflation Protected Securities (TIPS).

2   JPMORGAN ACCESS FUNDS

Alternative:  The allocation range will typically be 0%–30% of the Fund’s total assets. The Fund’s alternative-related investments include J.P. Morgan Funds, unaffiliated investment companies and ETFs. Whether investing through a mutual fund or directly in securities, the investments in this asset class give the Fund exposure to: market neutral strategies, absolute return strategies, directional strategies, real estate (including REITs) , private equity, mezzanine debt and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. An ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses structured notes as tools in the management of portfolio assets. In particular, the Fund uses structured notes for risk management and to increase the Fund’s income or gain. To the extent that the Fund invests in underlying funds, such underlying funds may also use derivatives.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds.

ETF Risk.  The Fund and underlying funds may invest in shares of other investment companies, including ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Foreign Securities and Emerging Market Risks.  Underlying funds that invest in foreign issuers are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally.

Currency Risk. The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of certain underlying funds’ securities and the price of the underlying funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

Equity Securities Risk.  Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the stocks held by an underlying fund goes down, the value of your investment in the Fund will be affected.

Fixed Income Securities Risk.  Some of the underlying funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in the Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund or the underlying funds. If an issuer’s financial condition worsens, the credit quality of the

NOVEMBER 1, 2010   3

JPMorgan Access Balanced Fund (continued)

issuer may deteriorate making it difficult for the Fund or the underlying funds to sell such investments.

High Yield Securities Risk. Certain of the underlying funds may invest in securities that are issued by companies which are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk.  Certain of the underlying funds may invest in real estate securities, including real estate investment trusts (REITs), which are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Derivatives Risk.  The Fund and certain of the underlying funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund and the underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund’s or the underlying funds’ potential for loss.

Structured Note Risk. The Fund, or certain of the underlying funds, invest in commodity, currency, equity and fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Preferred Stock Risk. The Fund and certain underlying funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Government Securities Risk. The Fund and certain of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities.) Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on September 30, 2009 and therefore, has not yet operated for a full calendar year. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus

4   JPMORGAN ACCESS FUNDS

to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Richard Madigan	2009	Managing Director
Ken Louie	2009	Vice President
Stephen Parker	2009	Vice President
Juan Etinger	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   5

JPMorgan Access Growth Fund

Class/Ticker: A/JXGAX; C/JXGCX; Select/JXGSX

What is the goal of the Fund?

The Fund seeks capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 23 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00	2.00	2.00%

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	1.00%		1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.44		0.43		0.45
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	19	0.	18	0.	20
Acquired Fund (Underlying Fund) Fees and Expenses	0.77		0.77		0.77
Total Annual Fund Operating Expenses	2.46		2.95		2.22

6   JPMORGAN ACCESS FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	688	1,182	1,702	3,120
CLASS C SHARES ($)	398	913	1,552	3,271
SELECT CLASS SHARES ($)	225	694	1,190	2,554

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	688	1,182	1,702	3,120
CLASS C SHARES ($)	298	913	1,552	3,271
SELECT CLASS SHARES ($)	225	694	1,190	2,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in a combination of domestic and international equity, fixed income, and alternative assets, as described below. The Fund invests in mutual funds in the same group of investment companies (i.e. J.P. Morgan Funds), unaffiliated open-end and closed-end investment companies (which may or may not be registered under the Investment Company Act of 1940, as amended), exchange traded funds (ETFs) and directly in individual securities. In addition, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC), the Fund invests directly in other financial instruments, including derivatives, such as futures, swaps and structured investments, to gain exposure to or to overweight or underweight allocations among various sectors or markets.

The Funds’ adviser is J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and it sets the Fund’s overall investment strategies. The Fund is managed by J.P. Morgan Private Investments Inc. (JPMPI). JPMPI utilizes an allocation process (Strategic Asset Allocations) to invest the Fund’s assets across the various asset classes and with various sub-advisers. JPMPI and JPMIM use rigorous criteria to select sub-advisers and underlying fund managers to manage certain portions of the Fund’s assets. In choosing whether to buy or sell an investment and to set their allocations, JPMPI considers the following factors: (1) market trends, (2) JPMPI’s outlook for a market capitalization or investment style category, and (3) an underlying fund manager’s performance in various market conditions. JPMPI will also consider the advantages and disadvantages to the Fund of using actively versus passively managed investment vehicles. By combining the strengths of different sub-advisers and underlying fund managers, the Fund seeks to benefit from a variety of investment selection processes and methodologies to achieve its investment objective.

The descriptions below include both the range that the Fund may invest within a particular asset class and the various investments that the Fund may use to gain exposure to such asset class. JPMPI frequently monitors and may make tactical changes to the Strategic Asset Allocations, including shifts among the various asset classes and allocations to the other sub-advisers and underlying fund managers.

U.S. and International Equity:  The allocation range will typically be 30%–70% of the Fund’s total assets. The Fund’s equity-related investments consist of J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class are: common stock, preferred stock, structured investments, convertible securities, depository receipts and warrants to buy common stocks. The Fund invests in foreign and emerging market securities.

U.S. and International Fixed Income:  The allocation range will typically be 25%–60% of the Fund’s total assets. The Fund’s fixed income investments include J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class include: U.S. government securities (including agencies and instrumentalities), municipal bonds (including housing authority obligations), domestic and foreign corporate bonds, high yield securities (junk bonds), loan participations and assignments, debt obligations issued or guaranteed by a foreign sovereign governments or its agencies, authorities or political subdivisions, mortgage-backed and asset-backed securities, inflation-indexed bonds, and Treasury Inflation Protected Securities (TIPS).

NOVEMBER 1, 2010   7

JPMorgan Access Growth Fund (continued)

Alternative:  The allocation range will typically be 0%–30% of the Fund’s total assets. The Fund’s alternative-related investments include J.P. Morgan Funds, unaffiliated investment companies and ETFs. Whether investing through a mutual fund or directly in securities, the investments in this asset class give the Fund exposure to: market neutral strategies, absolute return strategies, directional strategies, real estate (including REITs) , private equity, mezzanine debt and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. An ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses structured notes as tools in the management of portfolio assets. In particular, the Fund uses structured notes for risk management and to increase the Fund’s income or gain. To the extent that the Fund invests in underlying funds, such underlying funds may also use derivatives.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds.

ETF Risk.  The Fund and underlying funds may invest in shares of other investment companies, including ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Foreign Securities and Emerging Market Risks.  Underlying funds that invest in foreign issuers are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally.

Currency Risk. The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of certain underlying funds’ securities and the price of the underlying funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

Equity Securities Risk.  Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the stocks held by an underlying fund goes down, the value of your investment in the Fund will be affected.

Fixed Income Securities Risk.  Some of the underlying funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in the Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund or the underlying funds. If an issuer’s financial condition worsens, the credit quality of the

8   JPMORGAN ACCESS FUNDS

issuer may deteriorate making it difficult for the Fund or the underlying funds to sell such investments.

High Yield Securities Risk. Certain of the underlying funds may invest in securities that are issued by companies which are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk.  Certain of the underlying funds may invest in real estate securities, including real estate investment trusts (REITs), which are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Derivatives Risk. The Fund and certain of the underlying funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund and the underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund’s or the underlying funds’ potential for loss.

Structured Note Risk. The Fund, or certain of the underlying funds, invest in commodity, currency, equity and fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Preferred Stock Risk. The Fund and certain underlying funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Government Securities Risk. The Fund and certain of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities.) Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on September 30, 2009 and therefore, has not yet operated for a full calendar year. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus

NOVEMBER 1, 2010   9

JPMorgan Access Growth Fund (continued)

to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Richard Madigan	2009	Managing Director
Ken Louie	2009	Vice President
Stephen Parker	2009	Vice President
Juan Etinger	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10   JPMORGAN ACCESS FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in the Fund’s Risk/Return Summary. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.

JPMIM may hire additional sub-advisers to manage any of the asset classes described under each Fund’s “What are the Fund’s main investment strategies?” section in the “Risk/Return Summary”. When using sub-advisers to manage each Fund’s assets, the Adviser, subject to certain conditions and oversight by the Funds’ Board of Trustees, will have the right to hire, terminate, or replace sub-advisers without shareholder approval. Each Fund will notify shareholders of changes to subadvisers. Please see “The Funds’ Investment Adviser and Sub-advisers” on page 16 for more details.

Ordinarily, each Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

Each Fund may short sell securities.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each Fund can be changed without the consent of a majority of the outstanding shares of that Fund. All fundamental policies are identified in the Statement of Additional Information.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. The other funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” More detailed descriptions of the main risks and additional risks of the Funds and the risks of the underlying funds are described below.

Please note that the Funds also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

Investments in Mutual Funds Risk.  Each Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. A Fund’s net asset value will change with changes in the international equity and fixed income markets and the value of the mutual funds in which it invests. In addition, a Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Funds’ Adviser or its affiliates provide services to and receive fees from the J.P. Morgan Funds, investments by a Fund in J.P. Morgan Funds benefit the Adviser and/or its affiliates. In addition, a Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest because a situation could occur where an action for the Fund could be adverse to the interest of an underlying fund or vice versa. If a Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Foreign Securities and Emerging Markets Risks.  Because the underlying funds may invest in securities of foreign issuers denominated in non-U.S. currencies, an investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. A

NOVEMBER 1, 2010   11

More About the Funds (continued)

Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, a Fund’s yield on those securities would be decreased.

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally. In addition to the general risks associated with foreign securities and emerging markets, investments in some countries and/or regions may be considered speculative and the underlying fund may be more vulnerable to a single political, social, economic or market event than a fund with broader investment authority.

Currency Risk.  The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of that Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments dominated by that currency. Currency markets generally are not as regulated as securities markets.

Equity Securities Risk.  Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the underlying fund invests) may decline over short or extended periods of time. When the value of an underlying fund’s securities goes down, your investment in the underlying fund decreases in value.

Fixed Income Securities Risk.  Some of the underlying funds invest in fixed income securities. Fixed income securities are subject to interest rate risk and credit risk as well as the risks associated with the types of securities (e.g. mortgage-backed securities and other asset-backed securities risk and high yield securities risk). These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in a Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund or an underlying fund. Such defaults could result in losses to that Fund or underlying fund. In addition, the credit quality of securities held by a Fund or underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund or underlying fund. Lower credit quality also may affect liquidity and make it difficult for a Fund or underlying fund to sell the security. The Funds may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real

12   JPMORGAN ACCESS FUNDS

estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk. Certain underlying funds will have a significant portion of its assets concentrated in commodity-linked securities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of a Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful.

Derivatives Risk. The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund or underlying fund, and the cost of such strategies may reduce a Fund’s or underlying fund’s returns. Derivatives also expose a Fund and underlying fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations,) including credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes, which increases a Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s or underlying fund’s portfolio securities. A Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax returns.

In addition to the risks associated with derivatives in general, a Fund or underlying fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund or underlying fund and a swap counterparty enter as principals, a Fund or underlying fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. A Fund or underlying fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Index Investing Risk. Underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

NOVEMBER 1, 2010   13

More About the Funds (continued)

Direct Investment Risks.  Although a Fund mainly invests in other J.P. Morgan Funds, unaffiliated investment companies and ETFs, it may also invest directly in derivatives and securities as part of its strategic allocation strategy to increase or manage its exposure to particular markets or types of securities. There is no guarantee that the use of such investments will produce the intended result. In addition, derivatives and securities are subject to additional risks specific to their structure, sector or market as discussed above (e.g., derivatives are subject to derivatives risk; futures on foreign securities are subject to foreign investment and emerging market risks; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably, causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Government Securities Risk.  The Funds and underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae, or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Redemption Risk.  The Funds or an underlying fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund or underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund or underlying fund wishes to or is required to sell are illiquid. The Fund or underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, the Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Expenses of Underlying Funds.  The Acquired Fund (Underlying Fund) Fees and Expenses reflected in each Fund’s “Annual Fund Operating Expenses” table are based on the estimated target allocation of that Fund’s assets among the Underlying Funds including ETFs as of the date of this prospectus. Each Fund invests in Class R6 Shares or the equivalent of the Underlying Funds to the extent that they are available. To the extent that an Underlying Fund does not offer Class R6 Shares, the Fund will invest in Institutional Class Shares or the equivalent. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in expenses of the Underlying Funds, as well as allocations of each Fund’s assets, and may be higher or lower than those shown. Acquired Fund (Underlying Fund) Fees and Expenses include dividend expenses related to short sales by the Underlying Funds.

EXPENSE LIMITATION

The Funds’ adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.75%, 2.25% and 1.50%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares. This contract cannot be terminated prior to 11/1/11, at which time the Service Providers will determine whether or not to renew or revise it.

The shares of the affiliated Underlying Funds in which each Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging a investment advisory fee and a shareholder service

14   JPMORGAN ACCESS FUNDS

fee at an effective rate above 1.00% for investment advisory and 0.25% for shareholder servicing on affiliated investments, the investment advisor and shareholder servicing agent will waive investment advisory and shareholder service fees with respect to each Fund in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. After such waivers, the net expenses for the Access Balanced Fund would have been 2.07% for Class A, 2.56% for Class C and 1.80% for Select Class shares and for the Access Growth Fund would have been 2.08% for Class A, 2.57% for Class C and 1.80% for Select Class shares, respectively.

NOVEMBER 1, 2010   15

The Funds’ Management and Administration

Each Fund is a series of JPMorgan Trust I (JPMT I), a Delaware statutory trust. The Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser and Sub-advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund, and J.P. Morgan Private Investments Inc. (JPMPI); Capital Guardian Trust Company-Personal Investment Management Division (Capital); Fiduciary Management, Inc. (FMI); Manning & Napier Advisors, Inc. (M&N); Osterweis Capital Management LLC (Osterweis); TAMRO Capital Partners LLC (TAMRO); TimesSquare Capital Management, LLC (TimesSquare) and Tradewinds Global Investors, LLC (Tradewinds) are the investment sub-advisers. JPMPI, Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of each Fund among JPMPI, Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds will be determined by JPMIM, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the sub-advisers for their services.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMPI is a wholly-owned subsidiary of JPMorgan Chase. JPMIM is located at 245 Park Avenue, New York, NY 10167; JPMPI is located at 270 Park Avenue, New York, NY 10017; Capital is located at 333 South Hope Street, Los Angeles, CA 90071; FMI is located at 100 E. Wisconsin Avenue, Suite 2200, Milwaukee, WI 53202; M&N is located at 290 Woodcliff Drive, Fairport, NY 14450; Osterweis is located at One Maritime Plaza, Suite 800, San Francisco, CA 94111; TAMRO is located at 1660 Duke Street, Suite 200, Alexandria, VA 22314; TimesSquare is located at 1177 Avenue of the Americas, Floor 39, New York, NY 10036 and Tradewinds is located at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067 .

JPMIM may serve as the “manager of managers” for the Funds and will have responsibility for monitoring and coordinating the overall management of the Funds. In this capacity, JPMIM: (i) evaluates, selects, and recommends to the Trustees affiliated and unaffiliated sub-advisers needed to manage all or part of the assets of the Funds; (ii) reviews the Funds’ portfolio holdings and monitors concentration in a particular security or industry; (iii) monitors and evaluates the sub-advisers’ investment programs and results as well as the performance of sub-advisers relative to the applicable benchmark indexes; and (iv) reviews the Funds’ compliance with its investment objectives, strategies, policies and restrictions.

JPMIM may also directly manage certain portions of the Funds. The sub-adviser(s), and JPMIM to the extent it directly manages certain portions of the Funds, are responsible for deciding which securities to purchase and sell for their respective portions of the Funds and for placing orders for each Fund’s transactions.

JPMIM has obtained an exemptive order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, (the Exemptive Order), pursuant to which JPMIM is permitted, subject to supervision and approval of the Trust’s Trustees, to enter into and materially amend subadvisory agreements with unaffiliated sub-advisers without such agreements being approved by the shareholders of each Fund. JPMIM may not enter into any sub-advisory agreement with an affiliated sub-advisor without such agreement being approved by shareholders of each Fund.

Accordingly, each Fund and JPMIM may hire, terminate, or replace unaffiliated sub-advisers without shareholder approval (except as noted above), including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement.

Shareholders will be notified of any changes in sub-advisers. Shareholders of each Fund have the right to terminate a sub-advisory agreement for each Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. The Exemptive Order also permits each Fund to disclose to shareholders the management fees only in the aggregate.

Each Fund pays the Adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory and sub-advisory agreements for each Fund will be available in the shareholder

16   JPMORGAN ACCESS FUNDS

report for the period after the first re-approval of the investment advisory and sub-advisory agreements.

The Portfolio Managers

The lead portfolio managers who are primarily responsible for the day-to-day management of the Funds are listed below. As part of the responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Funds. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Funds within the parameters established by the portfolio managers.

The senior portfolio management team consists of Richard Madigan, Managing Director and Chief Investment Officer of JPMorgan Chase Bank, N.A. and Head of the Access Funds Investment Team at J.P. Morgan Private Investments Inc.; Ken Louie, Vice President; Stephen Parker, Vice President; and Juan Etinger, Vice President. The team is led by Mr. Madigan who, in addition to Mr. Louie and Mr. Parker, formulates the asset allocation strategy for each of the Funds, as well as determines which of the underlying investment strategies should be used as investments in the portfolio. In addition to being the Chief Investment Officer for the JPMorgan Global Access Portfolios since 2005, Mr. Madigan is also a senior member of the J.P. Morgan Private Bank Strategy Team responsible for the development of investment strategy, including tactical and strategic asset allocation for over $600 billion in high net worth client assets. Prior to joining JPMorgan in 2002, Mr. Madigan was Head of Emerging Markets Investments and Portfolio Manager at Offitbank, a New York-based wealth management boutique from 1998–2002, where he managed in excess of $1 billion in both on and off-shore portfolios, including the firm’s flagship emerging markets mutual fund. Mr. Louie is an investment strategist on the Global Markets Strategy Team at J.P. Morgan Private Bank and has served as a portfolio manager for the JPMorgan Global Access Portfolios since 2009. An employee since 1990, Mr. Louie previously managed over $6 billion in high net worth and private foundation assets at Global Wealth Management. Mr. Parker has served as portfolio manager for the JPMorgan Global Access Portfolios since 2007. An employee since 2001, Mr. Parker previously worked on the Investment Strategy Team supporting the Chief Investment Officer of J.P. Morgan Private Bank. Mr. Etinger has been at the J.P. Morgan Private Bank since 2003 and a member of the portfolio management team for the JPMorgan Global Access Portfolios, as well as Investment Strategist on the Global Markets Strategy Team at J.P. Morgan Private Bank, since 2005.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder

NOVEMBER 1, 2010   17

The Funds’ Management and Administration (continued)

services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

Unaffiliated Underlying Funds’ service providers may, at their own expense and out of their own legitimate profits, make payments to the Fund’s sub-adviser, JPMPI and/or its affiliates, in connection with the Fund’s investments in such unaffiliated Underlying Funds. Such payments will not represent an additional expense to the Fund or to its shareholders, but may provide JPMPI and its affiliates with an incentive to favor investments in those unaffiliated Underlying Funds over other investment options available. Furthermore, JPMDS will waive shareholder service fees with respect to the Fund in an amount equal to the corresponding fees received by JPMDS from unaffiliated Underlying Funds.

18   JPMORGAN ACCESS FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Only Qualified Investors may purchase shares. For the purposes of the Funds, Qualified Investors are trusts, fiduciary accounts, investment management and other investment clients of JPMorgan Chase Bank and its affiliates and self-directed clients of J.P. Morgan Securities Inc. (each, a Financial Intermediary). Officers, directors, trustees, retirees and employees , and their immediate famil y member s (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also purchase shares directly from the Funds.

Current shareholders of the Funds that are no longer Qualified Investors may also purchase additional shares of the applicable Fund directly from the Fund or through financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a

NOVEMBER 1, 2010   19

How to Do Business with the Funds (continued)

redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A, Class C and Select Class Shares are available to Qualified Investors meeting the class’ minimum and eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an up-front sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

20   JPMORGAN ACCESS FUNDS

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment requirement to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you meet the minimum investment requirement to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of a Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of a Fund’s direct investments. The market value of an underlying fund’s investments and a Funds’ direct investments is determined primarily on the basis of readily available market quotations for the fund’s portfolio securities. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days that the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

NOVEMBER 1, 2010   21

How to Do Business with the Funds (continued)

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate famil y members ( i . e ., s pouses , domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate famil y member s, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

If you are purchasing shares directly from the Fund, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

22   JPMORGAN ACCESS FUNDS

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate famil y member s, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the

NOVEMBER 1, 2010   23

How to Do Business with the Funds (continued)

Distributor or affiliates of the Distributor from its or their own resources.

The following tables s how the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganaccessfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $100,000	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchased $1 million or more of Class A Shares of the Funds prior to 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of a Fund between 12 and 18 months after purchase. If you purchase $1 million or more of Class A Shares of the Fund on or after 7/1/10 and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

Each Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

24   JPMORGAN ACCESS FUNDS

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent:  In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Fund or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees , and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any

NOVEMBER 1, 2010   25

How to Do Business with the Funds (continued)

dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate

26   JPMORGAN ACCESS FUNDS

historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Redemptions made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

NOVEMBER 1, 2010   27

How to Do Business with the Funds (continued)

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganaccessfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of a Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchange.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

28   JPMORGAN ACCESS FUNDS

There are no sales charges applicable for Select Class Shares.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus any applicable CDSC or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Funds offered in this prospectus within 60 days of purchase or exchange into the

NOVEMBER 1, 2010   29

How to Do Business with the Funds (continued)

Funds, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60 day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

9.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

10.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

11.	Shares redeemed as part of a bona fide asset allocation program, including those within an employer sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (QDIA).

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Funds often do not have direct access to shareholder information and may be dependent upon Financial Intermediaries to apply redemption fees to the Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds may request information concerning individual shareholders, the Funds generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or

30   JPMORGAN ACCESS FUNDS

contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee , if applicable.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a CDSC or a redemption fee , if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   31

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends and distributions on a quarterly basis. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income. It is unlikely that dividends from the Funds will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares of a Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in commodities and other non-securities assets (such as real estate), including through ETFs treated as grantor trusts and derivatives, may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code, and it is possible that such investments could cause a Fund to fail to qualify for favorable tax treatment under the Code. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits would be taxable to shareholders as ordinary income.

A Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, a Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions. In general, if more than 50% of the value of a Fund’s total assets at the close of each taxable year consists of securities issued by foreign governments or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. However, under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying Fund.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities,

32   JPMORGAN ACCESS FUNDS

derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund and, therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investments in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganaccessfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for request for statements that are older than two years. Please retain all your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganaccessfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganaccessfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganaccessfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganaccessfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than thirty calendar days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each

NOVEMBER 1, 2010   33

Shareholder Information (continued)

fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

Each Fund will disclose the uncertified portfolio holdings and allocations to each unaffiliated sub-adviser and the percentage that each represents of the Funds’ total assets as of the most recent month end no sooner than 2 calendar days after month end.

In addition to providing hard copies upon request, the Funds will post these schedules on the Access Funds’ website at www.jpmorganaccessfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

34   JPMORGAN ACCESS FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2010   35

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

				Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Redemption fees		Net asset value, end of period
Access Balanced Fund
Class A
September 30, 2009 (g) through June 30, 2010	$15.00	$0.11	(h)	$(0.51	)(i)	$(0.40)	$(0.11)	$—	(j)	$14.49

Class C
January 4, 2010 (k) through June 30, 2010	15.52	0.03	(h)	(1.05	)(i)	(1.02)	(0.02)	—	(j)	14.48

Select Class
September 30, 2009 (g) through June 30, 2010	15.00	0.14	(h)	(0.51	)(i)	(0.37)	(0.13)	—	(j)	14.50

Access Growth Fund
Class A
September 30, 2009 (g) through June 30, 2010	15.00	0.06	(h)	(0.54)		(0.48)	(0.09)	—	(j)	14.43

Class C
January 4, 2010 (k) through June 30, 2010	15.69	—	(h)(j)	(1.27)		(1.27)	(0.01)	—	(j)	14.41

Select Class
September 30, 2009 (g) through June 30, 2010	15.00	0.11	(h)	(0.57)		(0.46)	(0.10)	—	(j)	14.44

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds (including J.P. Morgan Funds, other open-end investment companies and Exchange Traded Funds).

(f)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.

(g)	Commencement of operations.

(h)	Calculated based upon average shares outstanding.

(i)	An affiliate of JPMorgan Chase & Co. will reimburse the Fund for losses incurred from an operational error. There was no impact to the net realized and unrealized gains (losses) on investments per share or total return.

(j)	Amount rounds to less than $0.01.

(k)	Commencement of offering of class of shares.

36   JPMORGAN ACCESS FUNDS

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d) (e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
(2.69	)%(i)	$6,977	1.28%	0.94%	1.66%	96%

(6.56	)(i)	13,837	1.77	0.44	2.15	96

(2.51	)(i)	972,699	1.01	1.20	1.41	96

(3.27)		8,539	1.31	0.55	1.69	88

(8.12)		19,365	1.80	0.02	2.18	88

(3.09)		568,419	1.03	0.93	1.45	88

NOVEMBER 1, 2010   37

Legal Proceedings Relating to Banc One Investment Advisors Corporation And Certain of Its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Funds whose shares are offered in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

38   JPMORGAN ACCESS FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganaccessfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295.

©JPMorgan Chase & Co. 2010    All rights reserved. November 2010.

PR-ACCESSACS-1110

Prospectus

JPMorgan Access Funds

Institutional Class Shares

JPMorgan Access Balanced Fund	Ticker: JXBIX
JPMorgan Access Growth Fund	Ticker: JXGIX

November 1, 2010

J.P.Morgan

CONTENTS

Risk/Return Summaries:
JPMorgan Access Balanced Fund	1
JPMorgan Access Growth Fund	6
More About the Funds	11
Additional Information About the Funds’ Investment Strategies	11
Investment Risks	11
Temporary Defensive and Cash Positions	14
Expense Limitation	14
The Funds’ Management and Administration	16
How to Do Business with the Funds	19
Purchasing Fund Shares	19
Networking and Sub-Transfer Agency Fees	22
Exchanging Fund Shares	22
Redeeming Fund Shares	23
Shareholder Information	26
Distributions and Taxes	26
Shareholder Statements and Reports	27
Availability of Proxy Voting Record	27
Portfolio Holdings Disclosure	27
Financial Highlights	30
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of Its Affiliates	32
How to Reach Us	Back cover

JPMorgan Access Balanced Fund

Class/Ticker: Institutional/JXBIX

What is the goal of the Fund?

The Fund seeks total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

Institutional Class
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00%

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	16
Acquired Fund (Underlying Fund) Fees and Expenses	0.79
Total Annual Fund Operating Expenses	2.05

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	208	643	1,103	2,379

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

NOVEMBER 1, 2010   1

JPMorgan Access Balanced Fund (continued)

What are the Fund’s main investment strategies?

The Fund invests in a combination of domestic and international equity, fixed income, and alternative assets, as described below. The Fund invests in mutual funds in the same group of investment companies (i.e. J.P. Morgan Funds), unaffiliated open-end and closed-end investment companies (which may or may not be registered under the Investment Company Act of 1940, as amended), exchange traded funds (ETFs) and directly in individual securities. In addition, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC), the Fund invests directly in other financial instruments, including derivatives, such as futures, swaps and structured investments, to gain exposure to or to overweight or underweight allocations among various sectors or markets.

The Funds’ adviser is J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and it sets the Fund’s overall investment strategies. The Fund is managed by J.P. Morgan Private Investments Inc. (JPMPI). JPMPI utilizes an allocation process (Strategic Asset Allocations) to invest the Fund’s assets across the various asset classes and with various sub-advisers. JPMPI and JPMIM use rigorous criteria to select sub-advisers and underlying fund managers to manage certain portions of the Fund’s assets. In choosing whether to buy or sell an investment and to set their allocations, JPMPI considers the following factors: (1) market trends, (2) JPMPI’s outlook for a market capitalization or investment style category, and (3) an underlying fund manager’s performance in various market conditions. JPMPI will also consider the advantages and disadvantages to the Fund of using actively versus passively managed investment vehicles. By combining the strengths of different sub-advisers and underlying fund managers, the Fund seeks to benefit from a variety of investment selection processes and methodologies to achieve its investment objective.

The descriptions below include both the range that the Fund may invest within a particular asset class and the various investments that the Fund may use to gain exposure to such asset class. JPMPI frequently monitors and may make tactical changes to the Strategic Asset Allocations, including shifts among the various asset classes and allocations to the other sub-advisers and underlying fund managers.

U.S. and International Equity:  The allocation range will typically be 30%–70% of the Fund’s total assets. The Fund’s equity-related investments consist of J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class are: common stock, preferred stock, structured investments, convertible securities, depository receipts and warrants to buy common stocks. The Fund invests in foreign and emerging market securities.

U.S. and International Fixed Income:  The allocation range will typically be 25%–60% of the Fund’s total assets. The Fund’s fixed income investments include J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class include: U.S. government securities (including agencies and instrumentalities), municipal bonds (including housing authority obligations), domestic and foreign corporate bonds, high yield securities (junk bonds), loan participations and assignments, debt obligations issued or guaranteed by a foreign sovereign governments or its agencies, authorities or political subdivisions, mortgage-backed and asset-backed securities, inflation-indexed bonds, and Treasury Inflation Protected Securities (TIPS).

Alternative:  The allocation range will typically be 0%–30% of the Fund’s total assets. The Fund’s alternative-related investments include J.P. Morgan Funds, unaffiliated investment companies and ETFs. Whether investing through a mutual fund or directly in securities, the investments in this asset class give the Fund exposure to: market neutral strategies, absolute return strategies, directional strategies, real estate (including REITs) , private equity, mezzanine debt and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. An ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses structured notes as tools in the management of portfolio assets. In particular, the Fund uses structured notes for risk management and to increase the Fund’s income or gain. To the extent that the Fund invests in underlying funds, such underlying funds may also use derivatives.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

2   JPMORGAN ACCESS FUNDS

Investments in Mutual Funds Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds.

ETF Risk.  The Fund and underlying funds may invest in shares of other investment companies, including ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Foreign Securities and Emerging Market Risks.  Underlying funds that invest in foreign issuers are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally.

Currency Risk. The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of certain underlying funds’ securities and the price of the underlying funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

Equity Securities Risk.  Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the stocks held by an underlying fund goes down, the value of your investment in the Fund will be affected.

Fixed Income Securities Risk.  Some of the underlying funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in the Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund or the underlying funds. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund or the underlying funds to sell such investments.

High Yield Securities Risk. Certain of the underlying funds may invest in securities that are issued by companies which are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk.  Certain of the underlying funds may invest in real estate securities, including real estate investment trusts (REITs), which are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk.  Certain underlying funds have exposure to commodities. Exposure to commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Derivatives Risk.  The Fund and certain of the underlying funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund and the underlying funds to counterparty risk

NOVEMBER 1, 2010   3

JPMorgan Access Balanced Fund (continued)

(the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund’s or the underlying funds’ potential for loss.

Structured Note Risk. The Fund, or certain of the underlying funds, invest in commodity, currency, equity and fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Preferred Stock Risk. The Fund and certain underlying funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Government Securities Risk. The Fund and certain of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities.) Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on September 30, 2009 and therefore, has not yet operated for a full calendar year. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Richard Madigan	2009	Managing Director
Ken Louie	2009	Vice President
Stephen Parker	2009	Vice President
Juan Etinger	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

4   JPMORGAN ACCESS FUNDS

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   5

JPMorgan Access Growth Fund

Class/Ticker: Institutional/JXGIX

What is the goal of the Fund?

The Fund seeks capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

Institutional Class
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00%

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.30
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0. 20
Acquired Fund (Underlying Fund) Fees and Expenses	0.77
Total Annual Fund Operating Expenses	2.07

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	210	649	1,114	2,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

6   JPMORGAN ACCESS FUNDS

What are the Fund’s main investment strategies?

The Fund invests in a combination of domestic and international equity, fixed income, and alternative assets, as described below. The Fund invests in mutual funds in the same group of investment companies (i.e. J.P. Morgan Funds), unaffiliated open-end and closed-end investment companies (which may or may not be registered under the Investment Company Act of 1940, as amended), exchange traded funds (ETFs) and directly in individual securities. In addition, to the extent permitted by applicable law or the exemptive relief obtained from the Securities and Exchange Commission (SEC), the Fund invests directly in other financial instruments, including derivatives, such as futures, swaps and structured investments, to gain exposure to or to overweight or underweight allocations among various sectors or markets.

The Funds’ adviser is J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and it sets the Fund’s overall investment strategies. The Fund is managed by J.P. Morgan Private Investments Inc. (JPMPI). JPMPI utilizes an allocation process (Strategic Asset Allocations) to invest the Fund’s assets across the various asset classes and with various sub-advisers. JPMPI and JPMIM use rigorous criteria to select sub-advisers and underlying fund managers to manage certain portions of the Fund’s assets. In choosing whether to buy or sell an investment and to set their allocations, JPMPI considers the following factors: (1) market trends, (2) JPMPI’s outlook for a market capitalization or investment style category, and (3) an underlying fund manager’s performance in various market conditions. JPMPI will also consider the advantages and disadvantages to the Fund of using actively versus passively managed investment vehicles. By combining the strengths of different sub-advisers and underlying fund managers, the Fund seeks to benefit from a variety of investment selection processes and methodologies to achieve its investment objective.

The descriptions below include both the range that the Fund may invest within a particular asset class and the various investments that the Fund may use to gain exposure to such asset class. JPMPI frequently monitors and may make tactical changes to the Strategic Asset Allocations, including shifts among the various asset classes and allocations to the other sub-advisers and underlying fund managers.

U.S. and International Equity:  The allocation range will typically be 30%–70% of the Fund’s total assets. The Fund’s equity-related investments consist of J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class are: common stock, preferred stock, structured investments, convertible securities, depository receipts and warrants to buy common stocks. The Fund invests in foreign and emerging market securities.

U.S. and International Fixed Income:  The allocation range will typically be 25%–60% of the Fund’s total assets. The Fund’s fixed income investments include J.P. Morgan Funds, unaffiliated investment companies, ETFs, and individual securities. Whether investing through an investment company or directly in securities, the investments in this asset class include: U.S. government securities (including agencies and instrumentalities), municipal bonds (including housing authority obligations), domestic and foreign corporate bonds, high yield securities (junk bonds), loan participations and assignments, debt obligations issued or guaranteed by a foreign sovereign governments or its agencies, authorities or political subdivisions, mortgage-backed and asset-backed securities, inflation-indexed bonds, and Treasury Inflation Protected Securities (TIPS).

Alternative:  The allocation range will typically be 0%–30% of the Fund’s total assets. The Fund’s alternative-related investments include J.P. Morgan Funds, unaffiliated investment companies and ETFs. Whether investing through a mutual fund or directly in securities, the investments in this asset class give the Fund exposure to: market neutral strategies, absolute return strategies, directional strategies, real estate (including REITs) , private equity, mezzanine debt and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. An ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses structured notes as tools in the management of portfolio assets. In particular, the Fund uses structured notes for risk management and to increase the Fund’s income or gain. To the extent that the Fund invests in underlying funds, such underlying funds may also use derivatives.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

NOVEMBER 1, 2010   7

JPMorgan Access Growth Fund (continued)

Investments in Mutual Funds Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds.

ETF Risk.  The Fund and underlying funds may invest in shares of other investment companies, including ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Foreign Securities and Emerging Market Risks.  Underlying funds that invest in foreign issuers are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally.

Currency Risk. The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of certain underlying funds’ securities and the price of the underlying funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

Equity Securities Risk.  Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the stocks held by an underlying fund goes down, the value of your investment in the Fund will be affected.

Fixed Income Securities Risk.  Some of the underlying funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in the Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund or the underlying funds. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund or the underlying funds to sell such investments.

High Yield Securities Risk. Certain of the underlying funds may invest in securities that are issued by companies which are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk.  Certain of the underlying funds may invest in real estate securities, including real estate investment trusts (REITs), which are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Derivatives Risk. The Fund and certain of the underlying funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund and the underlying funds to counterparty risk

8   JPMORGAN ACCESS FUNDS

(the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund’s or the underlying funds’ potential for loss.

Structured Note Risk. The Fund, or certain of the underlying funds, invest in commodity, currency, equity and fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Preferred Stock Risk. The Fund and certain underlying funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Government Securities Risk. The Fund and certain of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities.) Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on September 30, 2009 and therefore, has not yet operated for a full calendar year. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Richard Madigan	2009	Managing Director
Ken Louie	2009	Vice President
Stephen Parker	2009	Vice President
Juan Etinger	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   9

JPMorgan Access Growth Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10   JPMORGAN ACCESS FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in the Fund’s Risk/Return Summary. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.

JPMIM may hire additional sub-advisers to manage any of the asset classes described under each Fund’s “What are the Fund’s main investment strategies?” section in the “Risk/Return Summary.” When using sub-advisers to manage each Fund’s assets, the Adviser, subject to certain conditions and oversight by the Funds’ Board of Trustees, will have the right to hire, terminate, or replace subadvisers without shareholder approval. Each Fund will notify shareholders of changes to sub-advisers. Please see “The Funds’ Investment Adviser and Sub-advisers” on page 16 for more details.

Ordinarily, each Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs.

Each Fund may short sell securities.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each Fund can be changed without the consent of a majority of the outstanding shares of that Fund. All fundamental policies are identified in the Statement of Additional Information.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. The other funds in which the Funds may invest are referred to in this prospectus as the “underlying funds.” More detailed descriptions of the main risks and additional risks of the Funds and the risks of the underlying funds are described below.

Please note that the Funds also may use strategies that are not described herein, but which are described in the Statement of Additional Information.

Investments in Mutual Funds Risk.  Each Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated investment companies, so the Fund’s investment performance is directly related to the performance of the underlying funds. A Fund’s net asset value will change with changes in the international equity and fixed income markets and the value of the mutual funds in which it invests. In addition, a Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Funds’ Adviser or its affiliates provide services to and receive fees from the J.P. Morgan Funds, investments by a Fund in J.P. Morgan Funds benefit the Adviser and/or its affiliates. In addition, a Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest because a situation could occur where an action for the Fund could be adverse to the interest of an underlying fund or vice versa. If a Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Foreign Securities and Emerging Markets Risks.  Because the underlying funds may invest in securities of foreign issuers denominated in non-U.S. currencies, an investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. A

NOVEMBER 1, 2010   11

More About the Funds (continued)

Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, a Fund’s yield on those securities would be decreased.

Country and Region Risk. Some of the underlying funds concentrate their investments in securities of a single country or region (e.g., China Region, India, Latin America or Russia). Because these underlying funds concentrate their investments in a single country or region, their performance may be more volatile than that of a fund that can invest globally. In addition to the general risks associated with foreign securities and emerging markets, investments in some countries and/or regions may be considered speculative and the underlying fund may be more vulnerable to a single political, social, economic or market event than a fund with broader investment authority.

Currency Risk.  The underlying funds are subject to risks associated with foreign currency. Certain underlying funds are not required to hedge their non-dollar investments back to the U.S. dollar for defensive purposes. As a result, changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of that Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments dominated by that currency. Currency markets generally are not as regulated as securities markets.

Equity Securities Risk.  Some of the underlying funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the underlying fund invests) may decline over short or extended periods of time. When the value of an underlying fund’s securities goes down, your investment in the underlying fund decreases in value.

Fixed Income Securities Risk.  Some of the underlying funds invest in fixed income securities. Fixed income securities are subject to interest rate risk and credit risk as well as the risks associated with the types of securities (e.g. mortgage-backed securities and other asset-backed securities risk and high yield securities risk). These securities will increase or decrease in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of a fund’s investments generally drops. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. When the value of investments in a Fund or underlying fixed income funds goes down, the value of your investment in the Fund will be affected.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund or an underlying fund. Such defaults could result in losses to that Fund or underlying fund. In addition, the credit quality of securities held by a Fund or underlying fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund or underlying fund. Lower credit quality also may affect liquidity and make it difficult for a Fund or underlying fund to sell the security. The Funds may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

High Yield Securities Risk. Some of the underlying funds may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real

12   JPMORGAN ACCESS FUNDS

estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.

Commodity Risk. Certain underlying funds will have a significant portion of its assets concentrated in commodity-linked securities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of a Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful.

Derivatives Risk. The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund or underlying fund, and the cost of such strategies may reduce a Fund’s or underlying fund’s returns. Derivatives also expose a Fund and underlying fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations,) including credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes, which increases a Fund’s or underlying fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s or underlying fund’s portfolio securities. A Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax returns.

In addition to the risks associated with derivatives in general, a Fund or underlying fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund or underlying fund and a swap counterparty enter as principals, a Fund or underlying fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. A Fund or underlying fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Index Investing Risk. Underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.

NOVEMBER 1, 2010   13

More About the Funds (continued)

Direct Investment Risks.  Although a Fund mainly invests in other J.P. Morgan Funds, unaffiliated investment companies and ETFs, it may also invest directly in derivatives and securities as part of its strategic allocation strategy to increase or manage its exposure to particular markets or types of securities. There is no guarantee that the use of such investments will produce the intended result. In addition, derivatives and securities are subject to additional risks specific to their structure, sector or market as discussed above (e.g., derivatives are subject to derivatives risk; futures on foreign securities are subject to foreign investment and emerging market risks; debt securities are subject to credit risk). Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably, causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of your investment in the Fund will be affected.

Government Securities Risk.  The Funds and underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae, or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Redemption Risk.  The Funds or an underlying fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund or underlying fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund or underlying fund wishes to or is required to sell are illiquid. The Fund or underlying fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, the Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Expenses of Underlying Funds. The Acquired Fund (Underlying Fund) Fees and Expenses reflected in each Fund’s “Annual Fund Operating Expenses” table are based on the estimated target allocation of that Fund’s assets among the Underlying Funds including ETFs as of the date of this prospectus. Each Fund invests in Class R6 Shares or the equivalent of the Underlying Funds to the extent that they are available. To the extent that an Underlying Fund does not offer Class R6 Shares, the Fund will invest in Institutional Class Shares or the equivalent. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in expenses of the Underlying Funds, as well as allocations of each Fund’s assets, and may be higher or lower than those shown. Acquired Fund (Underlying Fund) Fees and Expenses include dividend expenses related to short sales by the Underlying Funds.

EXPENSE LIMITATION

The Funds’ adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.35% of their average daily net assets. This contract cannot be terminated prior to 11/1/11, at which time the Service Providers will determine whether or not to renew or revise it.

14   JPMORGAN ACCESS FUNDS

The shares of the affiliated Underlying Funds in which each Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging a investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory and 0.10% for shareholder servicing on affiliated investments, the investment advisor and shareholder servicing agent will waive investment advisory and shareholder service fees with respect to each Fund in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. After such waivers, the net expenses for the Access Balanced Fund would have been 1.67% for Institutional Class shares and for the Access Growth Fund would have been 1.66% for Institutional Class shares, respectively.

NOVEMBER 1, 2010   15

The Funds’ Management and Administration

Each Fund is a series of JPMorgan Trust I (JPMT I), a Delaware statutory trust. The Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser and Sub-advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund, and J.P. Morgan Private Investments Inc. (JPMPI); Capital Guardian Trust Company-Personal Investment Management Division (Capital); Fiduciary Management, Inc. (FMI); Manning & Napier Advisors, Inc. (M&N); Osterweis Capital Management LLC (Osterweis); TAMRO Capital Partners LLC (TAMRO); TimesSquare Capital Management, LLC (TimesSquare) and Tradewinds Global Investors, LLC (Tradewinds) are the investment sub-advisers. JPMPI, Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of each Fund among JPMPI, Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds will be determined by JPMIM, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the sub-advisers for their services.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMPI is a wholly-owned subsidiary of JPMorgan Chase. JPMIM is located at 245 Park Avenue, New York, NY 10167; JPMPI is located at 270 Park Avenue, New York, NY 10017; Capital is located at 333 South Hope Street, Los Angeles, CA 90071; FMI is located at 100 E. Wisconsin Avenue, Suite 2200, Milwaukee, WI 53202; M&N is located at 290 Woodcliff Drive, Fairport, NY 14450; Osterweis is located at One Maritime Plaza, Suite 800, San Francisco, CA 94111; TAMRO is located at 1660 Duke Street, Suite 200, Alexandria, VA 22314; TimesSquare is located at 1177 Avenue of the Americas, Floor 39, New York, NY 10036 and Tradewinds is located at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067 .

JPMIM may serve as the “manager of managers” for the Funds and will have responsibility for monitoring and coordinating the overall management of the Funds. In this capacity, JPMIM: (i) evaluates, selects, and recommends to the Trustees affiliated and unaffiliated sub-advisers needed to manage all or part of the assets of the Funds; (ii) reviews the Funds’ portfolio holdings and monitors concentration in a particular security or industry; (iii) monitors and evaluates the sub-advisers’ investment programs and results as well as the performance of sub-advisers relative to the applicable benchmark indexes; and (iv) reviews the Funds’ compliance with its investment objectives, strategies, policies and restrictions.

JPMIM may also directly manage certain portions of the Funds. The sub-adviser(s), and JPMIM to the extent it directly manages certain portions of the Funds, are responsible for deciding which securities to purchase and sell for their respective portions of the Funds and for placing orders for each Fund’s transactions.

JPMIM has obtained an exemptive order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, (the Exemptive Order), pursuant to which JPMIM is permitted, subject to supervision and approval of the Trust’s Trustees, to enter into and materially amend subadvisory agreements with unaffiliated sub-advisers without such agreements being approved by the shareholders of each Fund. JPMIM may not enter into any sub-advisory agreement with an affiliated sub-advisor without such agreement being approved by shareholders of each Fund.

Accordingly, each Fund and JPMIM may hire, terminate, or replace unaffiliated sub-advisers without shareholder approval (except as noted above), including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement.

Shareholders will be notified of any changes in sub-advisers. Shareholders of each Fund have the right to terminate a sub-advisory agreement for each Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. The Exemptive Order also permits each Fund to disclose to shareholders the management fees only in the aggregate.

Each Fund pays the Adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory and sub-advisory agreements for each Fund will be available in the shareholder

16   JPMORGAN ACCESS FUNDS

report for the period after the first re-approval of the investment advisory and sub-advisory agreements.

The Portfolio Managers

The lead portfolio managers who are primarily responsible for the day-to-day management of the Funds are listed below. As part of the responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Funds. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Funds within the parameters established by the portfolio managers.

The senior portfolio management team consists of Richard Madigan, Managing Director and Chief Investment Officer of JPMorgan Chase Bank, N.A. and Head of the Access Funds Investment Team at J.P. Morgan Private Investments Inc.; Ken Louie, Vice President; Stephen Parker, Vice President; and Juan Etinger, Vice President. The team is led by Mr. Madigan who, in addition to Mr. Louie and Mr. Parker, formulates the asset allocation strategy for each of the Funds, as well as determines which of the underlying investment strategies should be used as investments in the portfolio. In addition to being the Chief Investment Officer for the JPMorgan Global Access Portfolios since 2005, Mr. Madigan is also a senior member of the J.P. Morgan Private Bank Strategy Team responsible for the development of investment strategy, including tactical and strategic asset allocation for over $600 billion in high net worth client assets. Prior to joining JPMorgan in 2002, Mr. Madigan was Head of Emerging Markets Investments and Portfolio Manager at Offitbank, a New York-based wealth management boutique from 1998–2002, where he managed in excess of $1 billion in both on and off-shore portfolios, including the firm’s flagship emerging markets mutual fund. Mr. Louie is an investment strategist on the Global Markets Strategy Team at J.P. Morgan Private Bank and has served as a portfolio manager for the JPMorgan Global Access Portfolios since 2009. An employee since 1990, Mr. Louie previously managed over $6 billion in high net worth and private foundation assets at Global Wealth Management. Mr. Parker has served as portfolio manager for the JPMorgan Global Access Portfolios since 2007. An employee since 2001, Mr. Parker previously worked on the Investment Strategy Team supporting the Chief Investment Officer of J.P. Morgan Private Bank. Mr. Etinger has been at the J.P. Morgan Private Bank since 2003 and a member of the portfolio management team for the JPMorgan Global Access Portfolios, as well as Investment Strategist on the Global Markets Strategy Team at J.P. Morgan Private Bank, since 2005.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder

NOVEMBER 1, 2010   17

The Funds’ Management and Administration (continued)

services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

Unaffiliated Underlying Funds’ service providers may, at their own expense and out of their own legitimate profits, make payments to the Fund’s sub-adviser, JPMPI and/or its affiliates, in connection with the Fund’s investments in such unaffiliated Underlying Funds. Such payments will not represent an additional expense to the Fund or to its shareholders, but may provide JPMPI and its affiliates with an incentive to favor investments in those unaffiliated Underlying Funds over other investment options available. Furthermore, JPMDS will waive shareholder service fees with respect to the Fund in an amount equal to the corresponding fees received by JPMDS from unaffiliated Underlying Funds.

18   JPMORGAN ACCESS FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Only Qualified Investors may purchase shares. For the purposes of the Funds, Qualified Investors are trusts, fiduciary accounts, investment management and other investment clients of JPMorgan Chase Bank and its affiliates and self-directed clients of J.P. Morgan Securities Inc. (each, a Financial Intermediary). Officers, directors or trustees, retirees and employees and their immediate famil y m e mber s (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also purchase shares directly from the Funds.

Current shareholders of the Funds that are no longer Qualified Investors may also purchase additional shares of the applicable Fund directly from the Fund or through financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a

NOVEMBER 1, 2010   19

How to Do Business with the Funds (continued)

redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. This is also known as the offering price.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The NAV of a Fund is calculated based on the reported NAV of the various underlying funds as well as the market value of a Fund’s direct investments. The market value of an underlying fund’s investments and a Funds’ direct investments is determined primarily on the basis of readily available market quotations for the fund’s portfolio securities. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s or an underlying fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South

20   JPMORGAN ACCESS FUNDS

American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days that the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

If you are purchasing shares directly from the Fund, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)

NOVEMBER 1, 2010   21

How to Do Business with the Funds (continued)

Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganaccessfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

22   JPMORGAN ACCESS FUNDS

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Funds offered in this prospectus within 60 days of purchase or exchange into the Funds, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60 day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

NOVEMBER 1, 2010   23

How to Do Business with the Funds (continued)

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

9.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

10.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

11.	Shares redeemed as part of a bona fide asset allocation program, including those within an employer sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (QDIA).

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Funds often do not have direct access to shareholder information and may be dependent upon Financial Intermediaries to apply redemption fees to the Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds may request information concerning individual shareholders, the Funds generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserve s the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

24   JPMORGAN ACCESS FUNDS

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   25

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level or income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund generally declares dividends and distributions on a quarterly basis. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income. It is unlikely that dividends from the Funds will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares of a Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in commodities and other non-securities assets (such as real estate), including through ETFs treated as grantor trusts and derivatives, may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code, and it is possible that such investments could cause a Fund to fail to qualify for favorable tax treatment under the Code. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits would be taxable to shareholders as ordinary income.

A Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, a Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions. In general, if more than 50% of the value of a Fund’s total assets at the close of each taxable year consists of securities issued by foreign governments or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. However, under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying Fund.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities,

26   JPMORGAN ACCESS FUNDS

derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund and, therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investments in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganaccessfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for request for statements that are older than two years. Please retain all your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganaccessfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganaccessfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganaccessfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganaccessfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than thirty calendar days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each

NOVEMBER 1, 2010   27

Shareholder Information (continued)

fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

Each Fund will disclose the uncertified portfolio holdings and allocations to each unaffiliated sub-adviser and the percentage that each represents of the Funds’ total assets as of the most recent month end no sooner than 2 calendar days after month end.

In addition to providing hard copies upon request, the Funds will post these schedules on the Access Funds’ website at www.jpmorganaccessfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

28   JPMORGAN ACCESS FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2010   29

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Institutional Class

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Redemption fees		Net asset value, end of period
Access Balanced Fund
September 30, 2009 (g) through June 30, 2010	$15.00	$0.14	(h)	$(0.49	)(i)	$(0.35)	$(0.15)	$—	(j)	$14.50

Access Growth Fund
September 30, 2009 (g) through June 30, 2010	15.00	0.09	(h)	(0.53)		(0.44)	(0.12)	—	(j)	14.44

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds (including J.P. Morgan Funds, other open-end investment companies and Exchange Traded Funds).

(f)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.

(g)	Commencement of operations.

(h)	Calculated based upon average shares outstanding.

(i)	An affiliate of JPMorgan Chase & Co. will reimburse the Fund for losses incurred from an operational error. There was no impact to the net realized and unrealized gains (losses) on investments per share or total return.

(j)	Amount rounds to less than $0.01.

30   JPMORGAN ACCESS FUNDS

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)(c)		Net assets, end of period (000’s)	Net expenses (d) (e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)

(2.40	)%(i)	$32,108	0.88%	1.24%	1.26%	96%

(2.99)		9,569	0.89	0.80	1.30	88

NOVEMBER 1, 2010   31

Legal Proceedings Relating to Banc One Investment Advisors Corporation And Certain of Its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Funds whose shares are offered in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

32   JPMORGAN ACCESS FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganaccessfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295.

©JPMorgan Chase & Co. 2010    All rights reserved. November 2010.

PR-ACCESSI-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class B*, Class C & Select Class Shares

November 1, 2010

JPMorgan Disciplined Equity Fund
  Class/Ticker: A/JDEAX; Select/JDESX
JPMorgan Diversified Fund
  Class/Ticker: A/JDVAX; B/JDVBX; C/JDVCX; Select/JDVSX
JPMorgan Dynamic Growth Fund
   Class/Ticker: Select/JDGSX
JPMorgan Equity Income Fund
Class/Ticker: A/OIEIX; B/OGIBX; C/OINCX; Select/HLIEX
JPMorgan Equity Index Fund
  Class/Ticker: A/OGEAX; B/OGEIX; C/OEICX; Select/HLEIX
JPMorgan Growth and Income Fund
  Class/Ticker: A/VGIRX; B/VINBX; C/VGICX; Select/VGIIX
JPMorgan Intrepid America Fund
  Class/Ticker: A/JIAAX; C/JIACX; Select/JPIAX
JPMorgan Intrepid Growth Fund
  Class/Ticker: A/JIGAX; C/JCICX; Select/JPGSX
JPMorgan Intrepid Value Fund
  Class/Ticker: A/JIVAX; C/JIVCX; Select/JPIVX

JPMorgan Large Cap Growth Fund
  Class/Ticker: A/OLGAX; B/OGLGX; C/OLGCX; Select/SEEGX
JPMorgan Large Cap Value Fund
Class/Ticker: A/OLVAX; B/OLVBX; C/OLVCX; Select/HLQVX
JPMorgan U.S. Dynamic Plus Fund
(formerly JPMorgan Intrepid Plus Fund)
  Class/Ticker: A/JPSAX; C/JPSCX; Select/JILSX
JPMorgan U.S. Equity Fund
  Class/Ticker: A/JUEAX; B/JUEBX; C/JUECX; Select/JUESX
JPMorgan U.S. Large Cap Core Plus Fund
  Class/Ticker: A/JLCAX; C/JLPCX; Select/JLPSX
JPMorgan U.S. Large Cap Value Plus Fund
Class/Ticker: A/JTVAX; C/JTVCX; Select/JTVSX
JPMorgan U.S. Research Equity Plus Fund
  Class/Ticker: A/JEPAX; C/JEPCX; Select/JEPSX
JPMorgan Value Opportunities Fund
  Class/Ticker: A/JVOAX; B/JVOBX; C/JVOCX

*	Class B Shares are no longer available for new purchases.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Disciplined Equity Fund	1
JPMorgan Diversified Fund	5
JPMorgan Dynamic Growth Fund	10
JPMorgan Equity Income Fund	14
JPMorgan Equity Index Fund	18
JPMorgan Growth and Income Fund	22
JPMorgan Intrepid America Fund	26
JPMorgan Intrepid Growth Fund	30
JPMorgan Intrepid Value Fund	34
JPMorgan Large Cap Growth Fund	38
JPMorgan Large Cap Value Fund	42
JPMorgan U.S. Dynamic Plus Fund	46
JPMorgan U.S. Equity Fund	51
JPMorgan U.S. Large Cap Core Plus Fund	55
JPMorgan U.S. Large Cap Value Plus Fund	59
JPMorgan U.S. Research Equity Plus Fund	63
JPMorgan Value Opportunities Fund	67
More About the Funds	71
Additional Information about the Funds’ Investment Strategies	71
Investment Risks	73
Temporary Defensive and Cash Positions	76
Additional Historical Performance Information	77
The Funds’ Management and Administration	78
How to Do Business with the Funds	82
Purchasing Fund Shares	82
Sales Charges	87
Rule 12b-1 Fees	92
Networking and Sub-Transfer Agency Fees	92
Exchanging Fund Shares	92
Redeeming Fund Shares	93
Shareholder Information	96
Distributions and Taxes	96
Shareholder Statements and Reports	97
Availability of Proxy Voting Record	97
Portfolio Holdings Disclosure	97
Risk and Reward Elements for the Funds	99
Financial Highlights	106
Legal Proceedings and Additional Fee and Expense Information	138
How to Reach Us	Back cover

JPMorgan Disciplined Equity Fund

Class/Ticker: A/JDEAX; Select/JDESX

What is the goal of the Fund?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Select Class
Management Fees	0.25%		0.25%
Distribution (Rule 12b-1) Fees	0.25		NONE
Other Expenses	0.45		0.45
Shareholder Service Fees	0.	25	0.	25
Remainder of Other Expenses	0.	20	0.	20
Total Annual Fund Operating Expenses	0.95		0.70
Fee Waivers and Expense Reimbursements[1]	(0.10)		(0.10)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.85		0.60

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.85% and 0.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	607	802	1,014	1,621
SELECT CLASS SHARES ($)	61	214	380	861

NOVEMBER 1, 2010   1

JPMorgan Disciplined Equity Fund (continued)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of September 30, 2010, the market capitalizations of the companies in the S&P 500 Index ranged from $1 billion to $315 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	Impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

2   J.P. MORGAN U.S. EQUITY FUNDS

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of a class of shares of the Fund that operated in a master-feeder structure and which had similar expenses. The performance in the table for Class A Shares is based on the performance of Select Class Shares prior to the inception of the Class A Shares. The actual returns of Class A Shares would have been lower because Class A Shares have higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	16.74%
Worst Quarter	4th quarter, 2008	–21.44%

The Fund’s year-to-date total return through 9/30/ 1 0 was 3.88%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	31.28%	0.83%	(1.30)%
Return After Taxes on Distributions	30.62	0.55	(1.61)
Return After Taxes on Distributions and Sale of Fund Shares	20.69	0.68	(1.20)

CLASS A SHARES
Return Before Taxes	24.20	(0.49)	(2.04)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX	12.33	(0.78)	(2.17)
(Reflects No Deduction for Taxes)

After-tax returns are shown only for the Select Class Shares, and the after-tax return for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2010   3

JPMorgan Disciplined Equity Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Raffaele Zingone	2002	Managing Director
Terance Chen	2005	Managing Director
Scott Blasdell	2009	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

Class/Ticker: A/JDVAX; B/JDVBX; C/JDVCX; Select/JDVSX

What is the goal of the Fund?

The Fund seeks to provide a high total return from a diversified portfolio of equity and fixed income investments.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $ 10 0,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	4.50%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.55%		0.55%		0.55%		0.55%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.58		0.58		0.57		0.57
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	33	0.	33	0.	32	0.	32
Acquired Fund Fees and Expenses	0.18		0.18		0.18		0.18
Total Annual Fund Operating Expenses[1]	1.56		2.06		2.05		1.30
Fee Waivers and Expense Reimbursements[1]	(0.24)		(0.23)		(0.22)		(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.32		1.83		1.83		1.07

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.14%, 1.65%, 1.65% and 0.89%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   5

JPMorgan Diversified Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	578	898	1,240	2,203
CLASS B SHARES ($)	686	924	1,287	2,243
CLASS C SHARES ($)	286	621	1,083	2,362
SELECT CLASS SHARES ($)	109	389	691	1,548

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	578	898	1,240	2,203
CLASS B SHARES ($)	186	624	1,087	2,243
CLASS C SHARES ($)	186	621	1,083	2,362
SELECT CLASS SHARES ($)	109	389	691	1,548

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Drawing on a variety of analytical tools, the Fund’s adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

•	30%–60% medium- and large-cap U.S. equity securities

•	25%–50% U.S. and foreign fixed income securities

•	0%–30% foreign equity securities

•	0%–20% small-cap U.S. equity securities

The adviser may periodically increase or decrease the Fund’s actual asset allocation according to the relative attractiveness of each asset class.

Within its equity allocations, the Fund primarily invests in the common stock and convertible securities of U.S. and foreign companies.

Within its fixed income allocations, the Fund primarily invests in corporate bonds, mortgage-backed securities, mortgage “dollar rolls” and U.S. government securities. The Fund’s bond investments will primarily be rated investment grade by a national rating organization but the Fund may also invest in certain high yield, high risk, non-investment grade securities (also known as junk bonds) in the rating categories Ba or B by Moody’s Investor Ratings Inc. (Moody’s) , BB or B by S tandard & P oor’s Corporation (S&P) and Fitch Ratings (Fitch) or the equivalent by another national rating organization or if unrated, that are deemed by the adviser to be of comparable quality.

In addition to purchasing securities directly, the Fund may invest up to 20% of its assets in shares of other J.P. Morgan Funds in order to expose the Fund to certain asset classes when the adviser believes it is appropriate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. With respect to its fixed income allocations, the Fund may use futures contracts to manage and hedge interest rate risk associated with these investments, as well as to lengthen or shorten the duration of this portion of the portfolio. With respect to its equity and fixed income allocations, the Fund may use futures contracts to gain or reduce exposure to all or a portion of the stock or fixed income markets, respectively. The Fund may use forward foreign currency exchange contracts to hedge or manage its foreign currency risk, as well as to gain exposure to certain currencies.

Investment Process: Within its asset allocation framework, the adviser selects the Fund’s securities. Within the equity portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

Within the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration within one year of the average for the U.S. investment grade bond universe (currently about five years). Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates.

6   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Smaller Cap Company Risk.   Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Investments in Mutual Funds Risk.  To the extent the Fund invests in underlying J.P. Morgan Funds, the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by those underlying funds.

Income Securities Risk.  Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If interest rates rise, the value of the Fund’s income securities generally drops. Mortgage-related and asset-backed securities including so called “sub-prime mortgages” are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the Fund’s investments are in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Diversified Composite Benchmark, a customized benchmark, the S&P 500 Index, a broad-based securities market index, and the Lipper Mixed - Asset Target Allocation Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The Diversified Composite

NOVEMBER 1, 2010   7

JPMorgan Diversified Fund (continued)

Benchmark is a com posite benchmark of unmanaged indexes that corresponds to the Fund’s model allocation and that consists of S&P 500 (60%) and Barclays Capital U.S. Aggregate (40%) indexes. The performance of Select Class Shares prior to their inception includes the performance of a class of shares of the Fund that operated in a master-feeder structure and which had similar expenses. The performance in the table for Class A, Class B, and Class C Shares is based on the performance of Select Class Shares prior to their inception. The actual returns of Class A, Class B and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	13.95%
Worst Quarter	4th quarter, 2008	–13.88%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.91%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	26.92%	3.48%	2.06%
Return After Taxes on Distributions	26.16	2.39	1.06
Return After Taxes on Distributions and Sale of Fund Shares	17.71	2.66	1.32

CLASS A SHARES
Return Before Taxes	19.83	2.10	1.31

CLASS B SHARES
Return Before Taxes	20.84	2.33	1.48

CLASS C SHARES
Return Before Taxes	24.87	2.69	1.48

DIVERSIFIED COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes)	24.02	3.45	2.67

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER MIXED - ASSET TARGET ALLOCATION GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	13.62	1.64	3.08

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

8   J.P. MORGAN U.S. EQUITY FUNDS

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Patrik Jakobson	2002	Managing Director
Michael Fredericks	2007	Vice President
Michael Schoenhaut	2009	Vice President
Scott Grimshaw	2005	Vice President
Thomas Luddy	2006	Managing Director
Christopher Blum	2008	Managing Director
Jeroen Huysinga	2009	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   9

JPMorgan Dynamic Growth Fund

Class/Ticker: Select/JDGSX

What is the goal of the Fund?

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Select Class
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	4.97
Shareholder Service Fees	0.	25
Remainder of Other Expenses	4.	72
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	5.58
Fee Waivers and Expense Reimbursements[1]	(4.57)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.01

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses of Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, of its average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	103	1,257	2,397	5,191

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

10   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests primarily in equity securities of large capitalization companies. Large cap companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth. Although the Fund will invest primarily in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser will utilize a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than the Fund’s benchmark while attempting to maintain a moderate risk profile. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. The adviser looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be reasonably valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may also trade at higher multiples of current earnings, compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  Investments in foreign issuers are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Non-Diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

NOVEMBER 1, 2010   11

JPMorgan Dynamic Growth Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 11/30/07 until 8/6/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

   YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	14.67%
Worst Quarter	4th quarter, 2008	–24.70%

The Fund’s year-to-date total return through 9/30/10 was 6.30%.

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/30/07)
SELECT CLASS SHARES
Return Before Taxes	43.31%	(8.21)%
Return After Taxes on Distributions	43.31	(8.22)
Return After Taxes on Distributions and Sale of Fund Shares	28.15	(6.93)

RUSSELL 1000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	37.21	(7.94)

LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	12.59	(10.91)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2007	Managing Director
Greg Luttrell	2007	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

12   J.P. MORGAN U.S. EQUITY FUNDS

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   13

JPMorgan Equity Income Fund

Class/Ticker: A/OIEIX; B/OGIBX; C/OINCX; Select/HLIEX

What is the goal of the Fund?

The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.57		0.57		0.57		0.57
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	32	0.	32	0.	32	0.	32
Total Annual Fund Operating Expenses	1.22		1.72		1.72		0.97
Fee Waivers and Expense Reimbursements[1]	(0.18)		(0.18)		(0.18)		(0.18)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.04		1.54		1.54		0.79

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.04%, 1.54%, 1.54% and 0.79%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

14   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	625	875	1,144	1,910
CLASS B SHARES ($)	657	824	1,117	1,883
CLASS C SHARES ($)	257	524	917	2,015
SELECT CLASS SHARES ($)	81	291	519	1,173

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	625	875	1,144	1,910
CLASS B SHARES ($)	157	524	917	1,883
CLASS C SHARES ($)	157	524	917	2,015
SELECT CLASS SHARES ($)	81	291	519	1,173

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. In implementing this strategy, the Fund invests primarily in common stock, real estate investment trusts (REITs) and depositary receipts. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the Fund’s adviser believes to be their long-term investment value. The adviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Strategy Risk.  An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive

NOVEMBER 1, 2010   15

JPMorgan Equity Income Fund (continued)

to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Smaller Cap Company Risk.  Although the Fund invests primarily in securities of large cap companies, it may invest in equity investments of companies across all market capitalizations and, to the extent it does, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities Risk.  To the extent that the Fund invests in depositary receipts, such investments are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the Russell 1000® Value Index and the Lipper Equity Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	13.61%
Worst Quarter	4th quarter, 2008	–17.96%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.45%.

16   J.P. MORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	17.50%	1.52%	1.90%
Return After Taxes on Distributions	16.93	(0.62)	(0.07)
Return After Taxes on Distributions and Sale of Fund Shares	11.95	1.38	1.38

CLASS A SHARES
Return Before Taxes	11.16	0.15	1.07

CLASS B SHARES
Return Before Taxes	11.58	0.29	1.09

CLASS C SHARES
Return Before Taxes	15.63	0.69	0.97

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	2.47

LIPPER EQUITY INCOME FUNDS INDEX
(Reflects No Deduction for Taxes)	14.36	(0.87)	1.80

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan K.L. Simon	2004	Managing Director
Clare Hart	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   17

JPMorgan Equity Index Fund

Class/Ticker: A/OGEAX; B/OGEIX; C/OEICX; Select/HLEIX

What is the goal of the Fund?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.25%		0.25%		0.25%		0.25%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.46		0.46		0.46		0.46
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	21	0.	21	0.	21	0.	21
Total Annual Fund Operating Expenses	0.96		1.46		1.46		0.71
Fee Waivers and Expense Reimbursements[1]	(0.51)		(0.26)		(0.26)		(0.51)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.45		1.20		1.20		0.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.45%, 1.20%, 1.20% and 0.20%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

18   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	767	981	1,597
CLASS B SHARES ($)	622	736	973	1,588
CLASS C SHARES ($)	222	436	773	1,724
SELECT CLASS SHARES ($)	20	176	345	834

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	767	981	1,597
CLASS B SHARES ($)	122	436	773	1,588
CLASS C SHARES ($)	122	436	773	1,724
SELECT CLASS SHARES ($)	20	176	345	834

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in stocks included in the S&P 500 Index1 and also may invest in stock index futures. The Fund’s adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least 80% of the Fund’s assets will be invested in stocks of companies included in the index or indices identified by the Fund and in derivative instruments that provide exposure to stocks of such companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

1	“S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Index Investing Risk.  The Fund is not actively managed and is designed to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be

NOVEMBER 1, 2010   19

JPMorgan Equity Index Fund (continued)

more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the performance to the S&P 500 Index and the Lipper S&P 500 Objective Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.90%
Worst Quarter	4th quarter, 2008	–21.92%

The Fund’s year-to-date total return through 9/30/ 1 0 was 3.73%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	26.42%	0.28%	(1.17)%
Return After Taxes on Distributions	25.96	(0.02)	(1.48)
Return After Taxes on Distributions and Sale of Fund Shares	17.65	0.24	(1.06)

CLASS A SHARES
Return Before Taxes	19.48	(1.04)	(1.94)

CLASS B SHARES
Return Before Taxes	20.19	(1.14)	(2.00)

CLASS C SHARES
Return Before Taxes	24.16	(0.72)	(2.15)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER S&P 500 OBJECTIVE FUNDS INDEX
(Reflects No Deduction for Taxes)	14.18	(0.99)	(1.82)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their

20   J.P. MORGAN U.S. EQUITY FUNDS

shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	1995	Managing Director
Michael Loeffler	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   21

JPMorgan Growth and Income Fund

Class/Ticker: A/VGIRX; B/VINBX; C/VGICX; Select/VGIIX

What is the goal of the Fund?

The Fund seeks to provide capital growth over the long-term and earn income from dividends.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.56		0.57		0.56		0.57
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	31	0.	32	0.	31	0.	32
Total Annual Fund Operating Expenses	1.21		1.72		1.71		0.97
Fee Waivers and Expense Reimbursements[1]	NONE		NONE		NONE		(0.07)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.21		1.72		1.71		0.90

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80%, 1.80% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

22   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	642	889	1,155	1,914
CLASS B SHARES ($)	675	842	1,133	1,895
CLASS C SHARES ($)	274	539	928	2,019
SELECT CLASS SHARES ($)	92	302	529	1,183

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	642	889	1,155	1,914
CLASS B SHARES ($)	175	542	933	1,895
CLASS C SHARES ($)	174	539	928	2,019
SELECT CLASS SHARES ($)	92	302	529	1,183

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of S&P 500/Citigroup Value Index stocks.

While common stocks are the Fund’s primary investment, the Fund may also invest significantly in real estate investment trusts (REITs) and depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser will emphasize companies which are leaders within their sectors. The Fund will also emphasize companies with attractive valuations and low price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends. The adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as

NOVEMBER 1, 2010   23

JPMorgan Growth and Income Fund (continued)

changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Strategy Risk.  An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  To the extent that the Fund invests in depositary receipts, such investments are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500/Citigroup Value Index, and the Lipper Large-Cap Value Funds Index and Lipper Large-Cap Core Funds Index, both of which are indexes based on the total returns of certain large cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Large-Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	17.71%
Worst Quarter	4th quarter, 2008	–22.43%

The Fund’s year-to-date total return through 9/30/ 1 0 was 3.51%.

24   J.P. MORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	15.63%	(2.18)%	(0.82)%
Return After Taxes on Distributions	15.29	(3.02)	(1.66)
Return After Taxes on Distributions and Sale of Fund Shares	10.51	(1.77)	(0.79)

CLASS B SHARES
Return Before Taxes	16.46	(2.04)	(0.68)

CLASS C SHARES
Return Before Taxes	20.43	(1.61)	(0.78)

SELECT CLASS SHARES
Return Before Taxes	22.55	(0.79)	0.23

S&P 500/CITIGROUP VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	21.18	(0.81)	0.82

LIPPER LARGE-CAP CORE FUNDS INDEX	12.33	(0.78)	(2.17)

LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.04	(1.29)	0.31

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan K.L. Simon	2002	Managing Director
Clare Hart	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   25

JPMorgan Intrepid America Fund

Class/Ticker: A/JIAAX; C/JIACX; Select/JPIAX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.39		0.39		0.39
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	14	0.	14	0.	14
Total Annual Fund Operating Expenses	1.29		1.79		1.04
Fee Waivers and Expense Reimbursements[1]	(0.04)		(0.04)		(0.04)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.25		1.75		1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

26   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	909	1,192	1,996
CLASS C SHARES ($)	278	559	966	2,102
SELECT CLASS SHARES ($)	102	327	570	1,267

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	909	1,192	1,996
CLASS C SHARES ($)	178	559	966	2,102
SELECT CLASS SHARES ($)	102	327	570	1,267

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap

NOVEMBER 1, 2010   27

JPMorgan Intrepid America Fund (continued)

companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class A and Class C Shares in the table is based on the performance of the Select Class Shares prior to their inception. The actual return of the Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	17.87%
Worst Quarter	4th quarter, 2008	–22.19%

The Fund’s year-to-date total return through 9/30/ 1 0 was 1.77%.

28   J.P. MORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
SELECT CLASS SHARES
Return Before Taxes	29.66%	0.77%	7.59%
Return After Taxes on Distributions	29.30	0.37	6.97
Return After Taxes on Distributions and Sale of Fund Shares	19.76	0.67	6.46

CLASS A SHARES
Return Before Taxes	22.52	(0.54)	6.57

CLASS C SHARES
Return Before Taxes	27.73	0.04	7.02

RUSSELL 1000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	28.43	0.79	6.79

LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	12.33	(0.78)	4.06

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   29

JPMorgan Intrepid Growth Fund

Class/Ticker: A/JIGAX; C/JCICX; Select/JPGSX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.44		0.44		0.44
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	19	0.	19	0.	19
Total Annual Fund Operating Expenses	1.34		1.84		1.09
Fee Waivers and Expense Reimbursements[1]	(0.09)		(0.09)		(0.09)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.25		1.75		1.00

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

30   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	919	1,212	2,046
CLASS C SHARES ($)	278	570	987	2,151
SELECT CLASS SHARES ($)	102	338	592	1,321

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	919	1,212	2,046
CLASS C SHARES ($)	178	570	987	2,151
SELECT CLASS SHARES ($)	102	338	592	1,321

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk.  Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid cap companies.

NOVEMBER 1, 2010   31

JPMorgan Intrepid Growth Fund (continued)

Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class A and Class C Shares in the table is based on the performance of the Select Class Shares prior to their inception. The actual return of the Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.81%
Worst Quarter	4th quarter, 2008	–22.16%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.74%.

32   J.P. MORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
SELECT CLASS SHARES
Return Before Taxes	33.82%	1.47%	7.28%
Return After Taxes on Distributions	33.64	1.34	6.46
Return After Taxes on Distributions and Sale of Fund Shares	22.23	1.26	5.97

CLASS A SHARES
Return Before Taxes	26.44	0.14	6.26

CLASS C SHARES
Return Before Taxes	31.75	0.72	6.70

RUSSELL 1000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	37.21	1.63	6.52

LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	12.59	(0.56)	4.23

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   33

JPMorgan Intrepid Value Fund

Class/Ticker: A/JIVAX; C/JIVCX; Select/JPIVX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your I nvestment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.54		0.54		0.54
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	29	0.	29	0.	29
Total Annual Fund Operating Expenses	1.44		1.94		1.19
Fee Waivers and Expense Reimbursements[1]	(0.49)		(0.49)		(0.39)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.95		1.45		0.80

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, d ividend e xpenses relati n g to s hort s ales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95%, 1.45% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

34   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	911	1,226	2,119
CLASS C SHARES ($)	248	562	1,002	2,225
SELECT CLASS SHARES ($)	82	339	617	1,409

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	911	1,226	2,119
CLASS C SHARES ($)	148	562	1,002	2,225
SELECT CLASS SHARES ($)	82	339	617	1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

NOVEMBER 1, 2010   35

JPMorgan Intrepid Value Fund (continued)

Mid Cap Company Risk.   Because the Fund may invest in large- and mid-capitalization companies, the Fund’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total return s of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class A and Class C Shares in the table is based on the performance of the Select Class Shares prior to their inception. The actual return of the Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.43%
Worst Quarter	4th quarter, 2008	–22.75%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.09%.

36   J.P. MORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
SELECT CLASS SHARES
Return Before Taxes	23.91%	1.29%	8.53%
Return After Taxes on Distributions	23.44	0.88	7.70
Return After Taxes on Distributions and Sale of Fund Shares	15.95	1.11	7.19

CLASS A SHARES
Return Before Taxes	17.13	(0.04)	7.49

CLASS C SHARES
Return Before Taxes	21.95	0.54	7.95

RUSSELL 1000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	6.87

LIPPER LARGE-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	13.04	(1.29)	4.88

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   37

JPMorgan Large Cap Growth Fund

Class/Ticker: A/OLGAX; B/OGLGX; C/OLGCX; Select/SEEGX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your i nvestment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.50%		0.50%		0.50%		0.50%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.56		0.57		0.56		0.57
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	31	0.	32	0.	31	0.	32
Total Annual Fund Operating Expenses	1.31		1.82		1.81		1.07
Fee Waivers and Expense Reimbursements[1]	(0.21)		(0.22)		(0.21)		(0.12)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.10		1.60		1.60		0.95

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.10%, 1.60%, 1.60% and 0.95%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

38   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	631	899	1,186	2,004
CLASS B SHARES ($)	663	851	1,165	1,985
CLASS C SHARES ($)	263	549	960	2,109
SELECT CLASS SHARES ($)	97	328	578	1,295

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	631	899	1,186	2,004
CLASS B SHARES ($)	163	551	965	1,985
CLASS C SHARES ($)	163	549	960	2,109
SELECT CLASS SHARES ($)	97	328	578	1,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Growth Index ranged from $727 million to $315 billion. Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. The adviser seeks structural disconnects which allow businesses to exceed market expectations. These disconnects may result from: demographic/cultural changes, technological advancements and/or regulatory changes. The adviser seeks to identify long-term imbalances in supply and demand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings

NOVEMBER 1, 2010   39

JPMorgan Large Cap Growth Fund (continued)

compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.06%
Worst Quarter	4th quarter, 2008	–21.53%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.94%.

40   J.P. MORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	34.81%	2.35%	(4.02)%
Return After Taxes on Distributions	34.75	2.34	(4.09)
Return After Taxes on Distributions and Sale of Fund Shares	22.66	2.00	(3.31)

CLASS A SHARES
Return Before Taxes	27.42	1.01	(4.77)

CLASS B SHARES
Return Before Taxes	28.64	1.14	(4.76)

CLASS C SHARES
Return Before Taxes	32.66	1.55	(4.87)

RUSSELL 1000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	37.21	1.63	(3.99)

LIPPER LARGE-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	12.59	(0.56)	(5.39)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2006	Managing Director
Giri Devulapally	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   41

JPMorgan Large Cap Value Fund

Class/Ticker: A/OLVAX; B/OLVBX; C/OLVCX; Select/HLQVX

What is the goal of the Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.45		0.45		0.45		0.45
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	20	0.	20	0.	20	0.	20
Total Annual Fund Operating Expenses	1.10		1.60		1.60		0.85
Fee Waivers and Expense Reimbursements[1]	(0.15)		(0.15)		(0.15)		(0.05)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements [1]	0.95		1.45		1.45		0.80

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95%, 1.45%, 1.45% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

42   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	842	1,086	1,782
CLASS B SHARES ($)	648	790	1,057	1,754
CLASS C SHARES ($)	248	490	857	1,888
SELECT CLASS SHARES ($)	82	266	466	1,044

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	842	1,086	1,782
CLASS B SHARES ($)	148	490	857	1,754
CLASS C SHARES ($)	148	490	857	1,888
SELECT CLASS SHARES ($)	82	266	466	1,044

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Value Index ranged from $208 million to $315 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

NOVEMBER 1, 2010   43

JPMorgan Large Cap Value Fund (continued)

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	21.51%
Worst Quarter	3rd quarter, 2002	–20.73%

The Fund’s year-to-date total return through 9/30/10 was 0.53%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	32.59%	0.02%	0.64%
Return After Taxes on Distributions	32.14	(1.77)	(0.49)
Return After Taxes on Distributions and Sale of Fund Shares	21.55	(0.26)	0.30

CLASS A SHARES
Return Before Taxes	25.46	(1.26)	(0.15)

CLASS B SHARES
Return Before Taxes	26.70	(1.16)	(0.12)

CLASS C SHARES
Return Before Taxes	30.77	(0.75)	(0.25)

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	2.47

LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.04	(1.29)	0.31

44   J.P. MORGAN U.S. EQUITY FUNDS

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2004	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   45

JPMorgan U.S. Dynamic Plus Fund
        (formerly JPMorgan Intrepid Plus Fund)

Class/Ticker: A/JPSAX; C/JPSCX; Select/JILSX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	1.25%		1.25%		1.25%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.98		0.98		0.98
Dividend Expenses on Short Sales	0.	48	0.	48	0.	48
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	25	0.	25	0.	25
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	2.49		2.99		2.24
Fee Waivers and Expense Reimbursements[1]	(0.60)		(0.60)		(0.60)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.89		2.39		1.64

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40%, 1.90% and 1.15%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

46   J.P. MORGAN U.S. EQUITY FUNDS

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter . Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	707	1,206	1,730	3,160
CLASS C SHARES ($)	342	868	1,520	3,266
SELECT CLASS SHARES ($)	167	643	1,145	2,528

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	707	1,206	1,730	3,160
CLASS C SHARES ($)	242	868	1,520	3,266
SELECT CLASS SHARES ($)	167	643	1,145	2,528

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 925% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its Assets in long and short positions with respect to equity securities of U.S. companies. These equity securities will primarily be common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The investment process identifies securities that have been mispriced by behavioral biases. In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (research conducted by the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are initially ranked based on their value, momentum or quality characteristics. In general, stocks are purchased when they are among the top ranked within their sector and are sold if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available. The adviser considers selling short or initiating underweight positions in the lowest ranked securities. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and the style and size characteristics of the Fund.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. At the same time, by controlling factor or risk exposures through portfolio construction, the Fund seeks to limit its volatility to that of the overall market, as represented by the S&P 500 Index. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The investment process identifies securities that have been mispriced by behavioral biases. Stocks are ranked based on their value or momentum characteristics. In general, the Fund purchases top ranked stocks and considers short selling the lowest ranked securities. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Fund.

NOVEMBER 1, 2010   47

JPMorgan U.S. Dynamic Plus Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

48   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the Fund’s current benchmark, and the Russell 1000 Index, the Fund’s former benchmark. The Fund’s performance is also compared to the Lipper Long/Short Equity Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.11%
Worst Quarter	4th quarter, 2008	–21.26%

The Fund’s year-to-date total return through 9/30/ 1 0 was –0.91%.

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 1/31/06)
SELECT CLASS SHARES
Return Before Taxes	28.95%	(2.89)%
Return After Taxes on Distributions	28.86	(2.93)
Return After Taxes on Distributions and Sale of Fund Shares	18.94	(2.44)

CLASS A SHARES
Return Before Taxes	21.92	(4.46)

CLASS C SHARES
Return Before Taxes	26.91	(3.62)

S&P 500 INDEX
(Reflects No Deduction for Fees,
Expenses or Taxes)	26.46	(1.35)

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees,
Expenses or Taxes)	28.43	(1.25)

LIPPER LONG/SHORT EQUITY FUNDS INDEX (Reflects No Deduction for Taxes)	17.57	(1.77)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Michael A. Rosen	2008	Vice President

NOVEMBER 1, 2010   49

JPMorgan U.S. Dynamic Plus Fund (continued)

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

Class/Ticker: A/JUEAX; B/JUEBX; C/JUECX; Select/JUESX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.40%		0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.43		0.43		0.43		0.43
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	18	0.	18	0.	18	0.	18
Total Annual Fund Operating Expenses	1.08		1.58		1.58		0.83
Fee Waivers and Expense Reimbursements[1]	(0.11)		(0.11)		(0.11)		(0.04)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.97		1.47		1.47		0.79

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.97%, 1.47%, 1.47% and 0.79%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   51

JPMorgan U.S. Equity Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	619	840	1,079	1,764
CLASS B SHARES ($)	650	788	1,050	1,735
CLASS C SHARES ($)	250	488	850	1,869
SELECT CLASS SHARES ($)	81	261	457	1,022

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	619	840	1,079	1,764
CLASS B SHARES ($)	150	488	850	1,735
CLASS C SHARES ($)	150	488	850	1,869
SELECT CLASS SHARES ($)	81	261	457	1,022

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies, but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the

52   J.P. MORGAN U.S. EQUITY FUNDS

Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk.  An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk.  Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of a class of shares of the Fund that operated in a master-feeder structure and which had similar expenses. The performance in the table for Class A, Class B, and Class C Shares is also based on the performance of classes of shares of the Fund that operated in the master-feeder structure. The actual returns of Class A, Class B and Class C Shares would have been lower because each of these classes has higher expenses than at least one of the feeder classes on which its performance is based. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	18.00%
Worst Quarter	4th quarter, 2008	–20.57%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.51%.

NOVEMBER 1, 2010   53

JPMorgan U.S. Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	32.94%	2.83%	0.46%
Return After Taxes on Distributions	32.55	1.51	(0.39)
Return After Taxes on Distributions and Sale of Fund Shares	21.74	2.13	0.15

CLASS A SHARES
Return Before Taxes	25.86	1.47	(0.32)

CLASS B SHARES
Return Before Taxes	27.03	1.67	(0.27)

CLASS C SHARES
Return Before Taxes	31.05	2.05	(0.27)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	12.33	(0.78)	(2.17)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director
Giri Devulapally	2010	Managing Director
Alan Gutmann	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

Class/Ticker: A/JLCAX; C/JLPCX; Select/JLPSX

What is the goal of the Fund?

The Fund seeks to provide a high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	1.00%		1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	1.00		1.00		1.00
Dividend Expenses on Short Sales	0.	59	0.	59	0.	59
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	16	0.	16	0.	16
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	2.26		2.76		2.01
Fee Waivers and Expense Reimbursements[1]	(0.26)		(0.26)		(0.26)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	2.00		2.50		1.75

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A and Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40%, 1.90% and 1.15%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   55

JPMorgan U.S. Large Cap Core Plus Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	717	1,171	1,649	2,965
CLASS C SHARES ($)	353	832	1,436	3,071
SELECT CLASS SHARES ($)	178	605	1,059	2,317

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	717	1,171	1,649	2,965
CLASS C SHARES ($)	253	832	1,436	3,071
SELECT CLASS SHARES ($)	178	605	1,059	2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 150% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s A ssets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. Equity securities in which the Fund invests significantly include common stocks of U.S. and foreign companies, including depositary receipts. “Assets” means net assets, plus the amount of borrowings for investment purposes.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

56   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the S&P 500 Index and the Lipper Extended U.S. Large - Cap Core Funds Average, an average based on the total return of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   57

JPMorgan U.S. Large Cap Core Plus Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.90%
Worst Quarter	4th quarter, 2008	–20.28%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.20%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/1/05)
SELECT CLASS SHARES
Return Before Taxes	36.43%	6.48%
Return After Taxes on Distributions	36.30	6.06
Return After Taxes on Distributions and Sale of Fund Shares	23.85	5.42

CLASS A SHARES
Return Before Taxes	28.99	4.85

CLASS C SHARES
Return Before Taxes	34.39	5.69

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.25

LIPPER EXTENDED U.S. LARGE - CAP CORE FUNDS AVERAGE (Reflects No Deduction for Taxes)	11.05	(5.69)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2005	Managing Director
Susan Bao	2005	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Value Plus Fund

Class/Ticker: A/JTVAX; C/JTVCX; Select/JTVSX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as a % of Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	1.00%		1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.96		0.95		0.95
Dividend Expenses on Short Sales	0.	38	0.	38	0.	38
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	33	0.	32	0.	32
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	2.22		2.71		1.96
Fee Waivers and Expense Reimbursements[1]	(0.58)		(0.57)		(0.57)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.64		2.14		1.39

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00% respectively of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   59

JPMorgan U.S. Large Cap Value Plus Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	683	1,130	1,602	2,902
CLASS C SHARES ($)	317	787	1,384	3,000
SELECT CLASS SHARES ($)	142	560	1,005	2,239

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	683	1,130	1,602	2,902
CLASS C SHARES ($)	217	787	1,384	3,000
SELECT CLASS SHARES ($)	142	560	1,005	2,239

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 110% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s A ssets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Value Index ranged from $208 million to $315 billion. In implementing its strategies, the Fund invests primarily in common stocks.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price;

•	high potential reward compared to potential risk; and

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment

60   J.P. MORGAN U.S. EQUITY FUNDS

objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past two calendar year s . The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Long/Short Equity Funds Index, an index based on the total return s of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   61

JPMorgan U.S. Large Cap Value Plus Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	21.91%
Worst Quarter	4th quarter, 2008	–19.80%

The Fund’s year-to-date total return through 9/30/ 1 0 was 0.51%.

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/30/07)
SELECT CLASS SHARES
Return Before Taxes	33.22%	(9.88)%
Return After Taxes on Distributions	32.84	(10.13)
Return After Taxes on Distributions and Sale of Fund Shares	21.81	(8.40)

CLASS A SHARES
Return Before Taxes	25.92	(12.39)

CLASS C SHARES
Return Before Taxes	31.29	(10.54)

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(12.98)

LIPPER LONG/SHORT EQUITY FUNDS INDEX (Reflects No Deduction for Taxes)	17.57	(9.84)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2007	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Class/Ticker: A/JEPAX; C/JEPCX; Select/JEPSX

What is the goal of the Fund?

The Fund seeks to provide total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES  (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class C		Select Class
Management Fees	1.00%		1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses[1]	1.94		1.94		1.94
Dividend Expenses on Short Sales	1.	25	1.	25	1.	25
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	44	0.	44	0.	44
Total Annual Fund Operating Expenses[2]	3.19		3.69		2.94
Fee Waivers and Expense Reimbursements[2]	(0.69)		(0.69)		(0.69)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	2.50		3.00		2.25

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   63

JPMorgan U.S. Research Equity Plus Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST
WOULD BE:

	1 Year	3 Years
CLASS A SHARES ($)	765	1,396
CLASS C SHARES ($)	403	1,066
SELECT CLASS SHARES ($)	228	845

IF YOU DO NOT SELL YOUR SHARES, YOUR
COST WOULD BE:

	1 Year	3 Years
CLASS A SHARES ($)	765	1,396
CLASS C SHARES ($)	303	1,066
SELECT CLASS SHARES ($)	228	845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (April 1 through June 30, 2010), the Fund’s portfolio turnover rate (including short sales) was 80% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $208 million to $315 billion. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high potential reward compared to potential risk and

•	temporary mispricings caused by apparent market overreactions.

64   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on April 1, 2010. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

NOVEMBER 1, 2010   65

JPMorgan U.S. Research Equity Plus Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Terance Chen	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Opportunities Fund

Class/Ticker: A/JVOAX; B/JVOBX; C/JVOCX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 87 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 45 of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C
Management Fees	0.40%		0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75
Other Expenses	0.54		0.54		0.54
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	27	0.	27	0.	27
Total Annual Fund Operating Expenses	1.17		1.67		1.67
Fee Waivers and Expense Reimbursements[1]	(0.22)		(0.22)		(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.95		1.45		1.45

1	The Fund’s adviser, distributor and business manager (the Service Providers) have contractually agreed to waive their respective fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B and Class C Shares (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) exceed 0.95%, 1.45% and 1.45%, respectively, of their average daily net assets. This agreement cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   67

JPMorgan Value Opportunities Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	856	1,115	1,852
CLASS B SHARES ($)	648	805	1,087	1,825
CLASS C SHARES ($)	248	505	887	1,958

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	856	1,115	1,852
CLASS B SHARES ($)	148	505	887	1,825
CLASS C SHARES ($)	148	505	887	1,958

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid- and large- capitalization companies at the time of purchase. “Assets” means net assets, plus the amount of borrowings for investment purposes. Issuers with market capitalizations between $2 billion and $5 billion are considered mid capitalization while those above $5 billion are considered large capitalization. Although the Fund is permitted to invest significantly in both mid- and large-capitalization companies, the adviser currently intends to invest primarily in equity securities of large capitalization companies. The equity securities the Fund primarily invests in are common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The adviser invests in companies whose securities are, in the adviser’s opinion, currently undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

68   J.P. MORGAN U.S. EQUITY FUNDS

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Mid-Cap Company Risk.  Investments in mid-cap companies may be riskier than investments in larger, more established companies. Mid-cap companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Because the Fund had a different objective, a different adviser and certain different investment policies and restrictions prior to 12/31/01, the performance prior to that time is not considered pertinent to investors and is not included. The performance for the Class C Shares prior to their inception is based on the performance of the Class B Shares , whose expenses are substantially similar to those of the Class C Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	21.22%
Worst Quarter	4th quarter, 2008	–20.68%

The Fund’s year-to-date total return through 9/30/ 1 0 was 0.31%.

NOVEMBER 1, 2010   69

JPMorgan Value Opportunities Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 12/31/01)
CLASS A SHARES
Return Before Taxes	24.75%	(1.70)%	2.80%
Return After Taxes on Distributions	24.52	(2.68)	1.07
Return After Taxes on Distributions and Sale of Fund Shares	16.39	(1.68)	1.96

CLASS B SHARES
Return Before Taxes	26.12	(1.56)	2.85

CLASS C SHARES
Return Before Taxes	30.05	(1.15)	2.85

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	2.97

LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.04	(1.29)	0.96

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2003	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Except for the Diversified Fund, each Fund will invest primarily in equity securities as described in its Risk/Return Summary. The Diversified Fund will invest at least 50% of its assets in equity securities. Each Fund invests in common stock as a main strategy. Although not a main strategy, a Fund’s investment in equity securities may also include :

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include :

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, often in the form of depositary receipts

•	derivatives, including futures, options and swaps. In connection with its main investment strategies, a Fund may use futures to more effectively gain targeted equity exposure from its cash position. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	securities lending (except for U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund, U.S. Research Equity Plus Fund and Value Opportunities Fund)

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for Equity Income Fund, Equity Index Fund, Large Cap Growth Fund and Large Cap Value Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

Diversified Fund

Within its fixed income allocations, the Fund primarily invests in corporate bonds, mortgage-backed securities, mortgage “dollar rolls” and U.S. government securities. Some of these securities may be purchased on a forward commitment basis. The Fund may also invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

At least 75% of the Fund’s bond investments must be rated investment grade by Moody’s Investors Service (Moody’s), Standard & Poor’s (S&P), Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody’s, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

The Fund may invest in mortgage-backed securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations (CMOs) and principal-only (PO) and interest-only (IO) stripped mortgage-backed securities.

The Fund may enter into “dollar rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities at a future date.

In addition to purchasing securities directly, the Fund may invest up to 20% of its assets in shares of other J.P. Morgan Funds in order to expose the Fund to certain asset classes when the adviser believes it is appropriate. The investments in the J.P. Morgan Funds will be considered part of the applicable asset class when the percentages for the asset allocation model are calculated. See “Investments in Other J.P. Morgan Funds by

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the JPMorgan Diversified Fund” under “ ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES ” in the Statement of Additional Information for a list of the J.P. Morgan Funds that the adviser is currently targeting for actual or potential investment by the Fund. The Fund may utilize other J.P. Morgan Funds in the future.

The Fund may use derivatives in connection with its investment strategies. In connection with its main investment strategies, the Fund may use futures and forward foreign currency exchange contracts as described in the Fund’s Risk/Return Summary. The Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the use of derivatives for cash management or other investment management purposes could be significant.

Expenses of Underlying Funds. The percentage of the Diversified Fund’s assets that will be allocated to other J.P. Morgan Funds may be changed from time to time by the Fund’s adviser. To the extent that the allocations among the underlying J.P. Morgan Funds are changed, or to the extent that the expense ratios of the underlying funds change, the Acquired Fund Fees and Expenses reflected in the Fund’s “Annual Fund Operating Expenses” table may increase or decrease.

The Diversified Fund invests in other J.P. Morgan Funds (other than money market funds) as described above. For the year ended June 30, 2010, the cost of investing in other J.P. Morgan Funds was 0.18% of the Fund’s average daily net assets. The Fund’s adviser and distributor have voluntarily agreed to waive the Fund’s fees in the pro rata amount of the advisory and shareholder service fees charged by the underlying J.P. Morgan Funds, which was 0.14% for the year ended June 30, 2010. Therefore, the increase in “Total Annual Fund Operating Expenses” after considering the effect of the increased “Acquired Fund Fees and Expenses” was 0.18% and the increase in Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements after considering the effect of the increased “Acquired Fund Fees and Expenses” and any corresponding fee waivers was 0.04% for the year ended June 30, 2010. “Acquired Fund Fees and Expenses” and the amount of the voluntary waiver will vary with changes in the expenses of the underlying J.P. Morgan Funds, as well as the allocation of the Fund’s assets; as a result, the waiver may be higher or lower than 0.14% going forward.

U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund

“Plus” in each Fund’s name refers to the additional return the Fund endeavors to add both relative to its index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

By purchasing equity securities expected to outperform and underweighting or selling short equity securities expected to underperform while maintaining a full exposure to the equity market, the U.S. Dynamic Plus Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling factor or risk exposures through portfolio construction, the Fund seeks to limit its volatility to that of the overall market, as represented by the S&P 500 Index.

Viewed sector by sector, each of U.S. Large Cap Core Plus Fund’s, U.S. Large Cap Value Plus Fund’s and U.S. Research Equity Plus Fund’s net weightings of equity securities are similar to those of its index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. Within each industry sector, the Fund purchases equity securities that it believes are undervalued and underweights, or sells short, equity securities that it believes are overvalued.

By following this process, each of the U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund seek to produce returns that exceed those of its index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the index, the Fund seeks to limit its volatility to that of the overall market, as represented by its index.

Each Fund intends to invest in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the Fund’s benchmark may be held as overweights in the Fund, resulting in positions of greater than 5% in those securities.

Each Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. Each Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. Each Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

72   J.P. MORGAN U.S. EQUITY FUNDS

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.   The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Growth Investing Risk (applicable to Intrepid Growth Fund and Large Cap Growth Fund).  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk (applicable to Intrepid Value Fund, Large Cap Value Fund, U.S. Large Cap Value Plus Fund and Value Opportunities Fund).  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and

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fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. A Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Diversified Fund

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments increases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

High Yield Securities Risk . The Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total

74   J.P. MORGAN U.S. EQUITY FUNDS

losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

As part of its high yield strategy, the Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund invests in asset-backed, mortgage-related and mortgage-backed securities, which are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield . Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be particularly sensitive to changes in prevailing interest rates.

The Fund may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Investment Company Risk. To the extent that the Fund invests in underlying JPMorgan Funds, the Fund’s investment performance is related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the underlying funds in which it invests. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the adviser and/or its affiliates and may create a conflict of interest. Shareholders will bear not only their proportionate share of the Fund’s expenses, but also indirectly pay a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations to underlying funds change from time to time, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the adviser and its affiliates.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the

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U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund, and U.S. Research Equity Plus Fund

Short Selling Risk.  Each Fund’s strategy may involve more risk than other funds that do not engage in short selling. A Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a broker or other institution. A Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that a Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, a Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. A Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, a Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. A Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that a Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission and financial industry regulatory authorities in other countries have, in the past, imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the adviser to sell securities short on behalf of a Fund.

Additional Risks

Securities Lending Risk. Certain Funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.

ETF and Investment Company Risk.  A Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Funds purchase, please read “Risk/Return Summaries” the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds (except the Equity Index Fund) may invest all or most of their total assets in cash and cash equivalents for temporary

76   J.P. MORGAN U.S. EQUITY FUNDS

defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the Equity Index Fund may not hold more than 10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Disciplined Equity Fund

Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. Class A Shares were launched on 9/28/01. Historical performance for the Class A Shares from 9/10/01 to 9/28/01 is based on the performance of the Fund’s Select Class Shares. Returns for the period from 1/1/00 to 9/10/01 reflect performance of the retail feeder that was merged out of existence and whose historical expenses are substantially similar to those of the Select Class Shares. During these periods, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than the above-referenced class and feeder.

Diversified Fund

Historical performance for the period before Class A, Class B and Class C Shares were launched on 3/24/03 is based on the performance of the Select Class Shares (whose investment program is identical to the investment program of Class A, Class B and Class C Shares). Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance from 1/1/00 to 9/10/01 for the period before the Select Class Shares were launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, Class B, Class C and Select Class Shares). During these periods, the actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than the Select Class Shares and the retail feeder. The historical expenses of Select Class Shares are substantially similar to those of the retail feeder.

Intrepid America Fund
Intrepid Growth Fund
Intrepid Value Fund

Historical performance shown for Class A and Class C Shares of each Fund prior to their inception on 2/19/05 is based on the performance of the Select Class Shares of the applicable Fund, which invest in the same portfolio of securities. The actual returns of Class A Shares and Class C Shares would have been lower than the returns shown because Class A and Class C Shares have higher expense ratios.

Subsequent to the inception of each Fund on 2/28/03, through 10/01/03, each Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

U.S. Equity Fund

Historical performance for the Select Class Shares before they were launched on 9/10/01 and for the Class A, Class B and Class C Shares from 1/1/00 to 9/15/00 reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A, Class B and Class C Shares (during this period, therefore, the performance of Class A, Class B and Class C Shares would have been lower because they have higher expenses). The returns for the Class A, Class B and Class C Shares from 9/15/00 to 9/10/01 reflect the performance of the advisor feeder, whose historical expenses are substantially similar to those of the Class A Shares and lower than those of the Class B and Class C Shares (during this period the performance for Class B and Class C Shares would have been lower because of their higher expenses).

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Disciplined Equity Fund
Diversified Fund
Dynamic Growth Fund
Growth and Income Fund
Intrepid America Fund
Intrepid Growth Fund
Intrepid Value Fund
U.S. Dynamic Plus Fund
U.S. Equity Fund
U.S. Large Cap Core Plus Fund
U.S. Large Cap Value Plus Fund
U.S. Research Equity Plus Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Equity Income Fund
Equity Index Fund
Large Cap Growth Fund
Large Cap Value Fund

The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation.

The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

Prior to 1/1/10, JPMorgan Investment Advisors Inc. (JPMIA) served as investment adviser to each of the JPMT II Funds. Effective 1/1/10, JPMIA transferred its investment advisory business to JPMIM, and JPMIM became the investment adviser to the JPMT II Funds. The appointment of JPMIM did not change the fees or terms of the investment advisory agreement (other than the identity of the investment adviser).

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal period ended 6/30/ 1 0, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Disciplined Equity Fund	0.20%
Diversified Fund	0.19
Dynamic Growth Fund
Equity Income Fund [1]	0.40
Equity Index Fund[1]	0.05
Growth and Income Fund	0.40
Intrepid America Fund	0.65
Intrepid Growth Fund	0.65
Intrepid Value Fund	0.45
Large Cap Growth Fund [1]	0.50
Large Cap Value Fund [1]	0.40
U.S. Dynamic Plus Fund	0.93
U.S. Equity Fund	0.40
U.S. Large Cap Core Plus Fund	0.83
U.S. Large Cap Value Plus Fund	0.56
U.S. Research Equity Plus Fund[2]
Value Opportunities Fund	0.40

1	For the period from 1/1/10 to 6/30/10.

2	For the period from 4/1/10 (commencement of operations) to 6/30/10.

For the period 7/1/09 through 12/31/09, JPMIA was paid management fees (net of waivers, if any) as shown below, as a percentage of average daily net assets:

Equity Income Fund	0.40%
Equity Index Fund	0.03
Large Cap Growth Fund	0.46
Large Cap Value Fund	0.40

A discussion of the basis the trustees of each trust and the directors of the corporation used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31, except that the discussion for the Value Opportunities

78   J.P. MORGAN U.S. EQUITY FUNDS

Fund is available in the annual report for the most recent fiscal year ended June 30.

The Portfolio Managers

Disciplined Equity Fund

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder, Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Scott Blasdell, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Blasdell has been a portfolio manager on the Structured Equity Team since 2008 and prior to that time he was a portfolio manager for JPMIM’s REIT strategies. Mr. Blasdell has been an employee of JPMIM since 1999.

Diversified Fund

Patrik Jakobson, Managing Director of JPMIM, is the primary portfolio manager for the Diversified Fund. In that capacity, Mr. Jakobson, together with Michael Fredericks, Vice President of JPMIM, and Michael Schoenhaut, Vice President of JPMIM, are the portfolio managers responsible for oversight of the Fund. Together with a team of portfolio managers and analysts, they manage the portfolio construction, investment strategy selection and asset allocation processes for the overall portfolio, which is comprised of underlying equity and fixed income strategies. Mr. Jakobson, who has been with JPMIM since 1987, is responsible for managing global asset allocation portfolios and has been a portfolio manager since 1994. Mr. Fredericks joined the adviser in 2006 from Nicholas Applegate Capital Management, where from 2001 to 2006 he was a global equity analyst and a client portfolio manager. Mr. Schoenhaut, a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager since 2006. Thomas Luddy, Christopher T. Blum, Scott Grimshaw and Jeroen Huysinga are some of the portfolio managers of the underlying asset allocations. Mr. Luddy, Managing Director of JPMIM and a CFA charterholder, has been an employee since 1976. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Mr. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the JPMorgan Intrepid strategies, including the JPMorgan Intrepid Funds, and for the behavioral small cap strategies. He also leads the behavioral finance portfolio management team, which manages the JPMorgan Intrepid Funds. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Mr. Grimshaw, Vice President and a CFA charterholder, has been a portfolio manager on the Taxable Bond Team since 1996. He is also responsible for the government sector. Mr. Huysinga, Managing Director of JPMIM, has been with JPMIM and its affiliates since 1997 and began as a portfolio manager of Global Strategies in 2000.

Dynamic Growth Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM, and Greg Luttrell, Vice President of JPMIM. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Luttrell joined the adviser in September 2007 after having worked as a portfolio manager at Teachers Advisors, Inc., a subsidiary of Teachers Insurance and Annuity Association (TIAA), since 2001.

Equity Income Fund

Jonathan K.L. Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM and CPA, are the portfolio managers for the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Ms. Hart has been a portfolio manager since 2002 and also has extensive experience as an investment analyst covering the financial services and real estate sectors. She has been employed by the firm since 1999.

Equity Index Fund

The Fund is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., Managing Director of JPMIM and a CFA charterholder, Dr. Iyer has served as the director of quantitative research for JPMIM or predecessor firms since 1995. Michael Loeffler, Vice President of JPMIM and a CFA charterholder, assists Dr. Iyer in the day-to-day management of the Fund, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIM or predecessor firms since 1999 when he joined as an investment operations analyst.

Growth and Income Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM. Information about Mr. Simon and Ms. Hart is discussed earlier in this section.

Intrepid America Fund
Intrepid Growth Fund
Intrepid Value Fund

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals

NOVEMBER 1, 2010   79

The Funds’ Management and Administration (continued)

worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the J.P. Morgan Intrepid strategies, including the Intrepid Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Intrepid Funds is led by Christopher Blum. The portfolio management team also includes Jason Alonzo, Vice President of JPMIM. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Alonzo has had day-to-day portfolio management responsibilities for the Intrepid Funds since 2005.

Large Cap Growth Fund

Christopher Jones, Managing Director of JPMIM, and Giri Devulapally, Managing Director of JPMIM and a CFA charterholder, are the portfolio managers for the Fund. Mr. Jones is discussed earlier in this section. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM.

Large Cap Value Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Ms. Miller has been a portfolio manager on the Large Cap Value team since 2005. She has been an employee of the firm since 2002 and has previously worked as an analyst with the U.S. equity team from 2003 to 2005 and as an analyst with the U.S. equity client portfolio management team from 2002 to 2003. Ms. Miller is a CFA charterholder.

U.S. Dynamic Plus Fund

Together with Christopher T. Blum, Chief Investment Officer of the U.S. Behavioral Finance Group, Michael A. Rosen, Vice President of JPMIM, manages the Fund. Mr. Rosen has been with JPMIM or its affiliates (or one of its predecessors) since 2006. Prior to 2006, Mr. Rosen was a portfolio manager at BKF Capital Group, Inc. from October 2005 to June 2006 and with ING Investment Management from May 2001 to September 2005. Information about Mr. Blum is discussed earlier in this section.

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; Helge Skibeli, Managing Director of JPMIM; Giri Devulapally, Managing Director of JPMIM; and Alan Gutmann, Vice President of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002. Information about Messrs. Luddy, Devulapally and Gutmann is discussed earlier in the section. Each of the portfolio managers except Mr. Gutmann is a CFA charterholder.

U.S. Large Cap Core Plus Fund

The Fund is managed by Thomas Luddy, Managing Director of JPMIM, and Susan Bao, Managing Director of JPMIM. Information about Mr. Luddy and Ms. Bao is discussed earlier in this section.

U.S. Large Cap Value Plus Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Information about Mr. Gutmann and Ms. Miller is discussed earlier in this section.

U.S. Research Equity Plus Fund

The portfolio management team is led by Terance Chen, Vice President of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994.

Value Opportunities Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Information about Mr. Gutmann and Ms. Miller is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

80   J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Administrators

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund except for the Value Opportunities Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Value Opportunities Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Value Opportunities Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equaling 0.175% of average daily net assets of the Fund. During the fiscal year ended June 30, 2010 the Business Manager was paid a fee of 0.077% (net of waivers) of average daily net assets. The Business Manager, a wholly-owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception and provides similar services to three other mutual funds with combined assets of approximately $50 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class Shares of the each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

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How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C shares may be purchased by the general public.

Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the Fund that is intended for Class B Shares will not be accepted and your investment will be returned.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in S ection 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will

82   J.P. MORGAN U.S. EQUITY FUNDS

prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Boards have adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class B, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the class’ minimum and eligibility requirements. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds; however, Class B Shares are no longer available for new purchases.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales

NOVEMBER 1, 2010   83

How to Do Business with the Funds (continued)

charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more ($100,000 or more for the Diversified Fund) and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

Shareholders with investments in Class B Shares may continue to hold such shares until they convert to Class A Shares. However, no additional investments will be accepted in Class B Shares. Dividends and capital gain distributions may continue to be reinvested in Class B Shares until their conversion dates. In addition, shareholders invested in Class B Shares will be able to exchange those shares for Class B Shares of other J.P. Morgan Funds offering Class B Shares until they convert.

A CDSC will apply on shares of the Fund sold within six years, measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Like Class B Shares, Class C Shares have higher Rule 12b-1 fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Select Class Shares. Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees) . These fees appear in the table called Annual Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially

84   J.P. MORGAN U.S. EQUITY FUNDS

affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Boards, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund. If you already hold Class B Shares of a Fund , you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees , and their immediate famil y members ( i . e ., s pouses , domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s , of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

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How to Do Business with the Funds (continued)

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

86   J.P. MORGAN U.S. EQUITY FUNDS

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund through a Systematic Investment Plan without regard to the initial minimum investment requirement; however, subsequent investment requirements will apply.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A, Class B and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A, Class B and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table s below show the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR EACH FUND
(other than Diversified Fund) 1

Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds (other than the Equity Index Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12

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How to Do Business with the Funds (continued)

months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. If you purchase $1 million or more of Class A Shares of the Equity Index Fund and are not assessed a sales charge at the time of purchase, you will not be charged any subsequent amount when you redeem. These charges apply to all your purchases, except for those purchases prior to 11/1/09, when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. Although Financial Intermediaries will not receive payments for purchases of Class A Shares of the Equity Index Fund, such purchases will count towards the cumulative investment of $1 million or more. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

TOTAL SALES CHARGE FOR DIVERSIFIED FUND1

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment	Commission As a % of Offering Price
Less than $100,000	4.50	4.71	4.05
$100,000 to $249,999	3.50	3.63	3.05
$250,000 to $499,999	2.50	2.56	2.05
$500,000 to $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1,000,000 or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Diversified Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09, when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares of the Fund for Class A Shares of a non-money market fund, you will not be charged at the time of exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

Each Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more of the J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number

88   J.P. MORGAN U.S. EQUITY FUNDS

of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees , and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s , of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who

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How to Do Business with the Funds (continued)

charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

If you redeem Class B Shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
More than 6	None

The Distributor paid a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the Funds.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one J.P. Morgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

90   J.P. MORGAN U.S. EQUITY FUNDS

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class B and Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares of the Funds (other than JPMT II Funds) purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares of these Funds purchased on or after February 19, 2005 and for Class C Shares, the CDSC is based on the original cost of the shares.

For Class B Shares and Class C Shares of the JPMT II Funds, the CDSC is based on the original cost of the shares .

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other J.P. Morgan Funds. However, you may pay a Sales Charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

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How to Do Business with the Funds (continued)

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b–1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class A, Class B and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Except for the Class A Shares of the Value Opportunities Fund, payments are not tied to actual expenses incurred. For the Class A Shares of the Value Opportunities Fund, the amount of the Rule 12b-1 fee is based on actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of a Fund may be exchanged for existing Class B Shares of another J.P. Morgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investment.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan

92   J.P. MORGAN U.S. EQUITY FUNDS

Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange; however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

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How to Do Business with the Funds (continued)

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A, Class B and Class C Shares.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

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5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Disciplined Equity, Diversified, Equity Index, Growth and Income, Intrepid Value, Large Cap Growth, Large Cap Value, and U.S. Equity Funds generally distribute net investment income, if any, at least quarterly. The Equity Income Fund generally distributes net investment income, if any, at least monthly. The Dynamic Growth, Intrepid America, Intrepid Growth, U.S. Dynamic Plus, U.S. Large Cap Core Plus, U.S. Large Cap Value Plus, U.S. Research Equity Plus and Value Opportunities Funds generally distribute net investment income, if any, at least annually. The Funds will distribute net realized capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the distributions.

A Fund’s investment in certain REIT securities, debt securities, mortgage-backed securities, and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

96   J.P. MORGAN U.S. EQUITY FUNDS

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Any increase in the principal amount of a floating-rate debt security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees for each Fund (except the Value Opportunities Fund) have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. Value Opportunities Fund proxies are voted by a designated Fund officer. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’

NOVEMBER 1, 2010   97

Shareholder Information (continued)

website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

98   J.P. MORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•  Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• With respect to the Diversified Fund, a diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions

•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund (except the Equity Index Fund) has the option of investing up to 100% of its total assets in high quality, short-term instruments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

NOVEMBER 1, 2010   99

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting debt securities (including U.S. government and agency securities)

•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known F eder a l Natio n al Mortgage Associatio n (Fann ie Mae ) and the F ede r al Hom e Loan Mortgage Corporation (Fre ddie Mac ) , is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated; the risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Debt securities have generally outperformed money market instruments over the long term with less risk than stocks. Government and agency securities generally also have less risk than debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•   A Fund seeks to limit risk and enhance performance through active management
• The advisers monitor interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

Credit quality (applicable to Diversified Fund)

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

100   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•  Derivatives such as futures, options, swaps, contracts for difference and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to a Fund which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
•  To the extent a Fund that sells securities short also uses derivatives t hat inv o lve leverage to its portfolio, the shorts may offset the additional market exposure caused by that leverage
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolios
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A contract for difference (CFD) is a contract between two parties in which one pays to the other a sum of money based on the difference between the current value of a security or instrument and its value on a specified future date. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

NOVEMBER 1, 2010   101

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund

•  Short sales may not have the intended effects and may result in losses
• A Fund may not be able to close out a short position at a particular time or at an acceptable price
• A Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated or earmarked assets and posting collateral with respect to short sales may limit a Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•  A Fund could make money and protect against losses if management’s analysis proves correct
• Short selling may allow a Fund to implement insights into securities it expects to underperform
• Short selling may allow a Fund to diversify its holdings across a larger number of securities

•  A Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk
• A Fund makes short sales through brokers that the adviser has determined to be highly creditworthy
• The U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund will not engage in short selling if the total market value of all securities sold short would exceed 50% of the Fund’s net assets

Exchange Traded Funds (ETFs) [1] and other investment companies

•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

102   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  Except for the Diversified Fund, the Funds anticipate that total foreign investments will not exceed 20% of total assets (10% of the net assets for the Market Expansion Index Fund)
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

NOVEMBER 1, 2010   103

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

Securities lending

•  When a Fund[2] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

2	The Dynamic Growth Fund, U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund, U.S. Research Equity Plus Fund and Value Opportunities Fund do not engage in securities lending.

104   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings

• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

NOVEMBER 1, 2010   105

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Total distributions
Disciplined Equity Fund
Class A
Year Ended June 30, 2010	$11.52	$0.18	(e)	$1.54		$1.72	$(0.17)	$(0.17)
Year Ended June 30, 2009	15.44	0.31	(e)(f)	(3.93	)(f)	(3.62)	(0.30)	(0.30)
Year Ended June 30, 2008	18.45	0.22	(e)	(3.00)		(2.78)	(0.23)	(0.23)
Year Ended June 30, 2007	15.33	0.18	(e)	3.15		3.33	(0.21)	(0.21)
January 1, 2006 through June 30, 2006 (g)	15.14	0.09	(e)	0.18		0.27	(0.08)	(0.08)
Year Ended December 31, 2005	14.78	0.13	(e)	0.36		0.49	(0.13)	(0.13)

Select Class
Year Ended June 30, 2010	11.54	0.21	(e)	1.56		1.77	(0.20)	(0.20)
Year Ended June 30, 2009	15.48	0.33	(e)(f)	(3.94	)(f)	(3.61)	(0.33)	(0.33)
Year Ended June 30, 2008	18.48	0.26	(e)	(3.00)		(2.74)	(0.26)	(0.26)
Year Ended June 30, 2007	15.34	0.22	(e)	3.16		3.38	(0.24)	(0.24)
January 1, 2006 through June 30, 2006 (g)	15.16	0.11	(e)	0.17		0.28	(0.10)	(0.10)
Year Ended December 31, 2005	14.80	0.17	(e)	0.36		0.53	(0.17)	(0.17)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (24.09)%, and (23.97)%, the net investment income (loss) per share would have been $0.24 and $0.27, the net realized and unrealized gains (losses) on investments per share would have been $(3.98) and $(4.00), and the net investment income (loss) ratio would have been 2.02% and 2.19% for Class A and Select Class Shares, respectively.

(g)	The Fund changed its fiscal year end from December 31 to June 30.

(h)	Amount rounds to less than $0.01.

106   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
						Ratios to average net assets (a)

Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—		$13.07	14.88%		$1,425	0.85%	1.27%		0.95%	169%
—		11.52	(23.29	)(f)	965	0.85	2.59	(f)	0.97	92
—		15.44	(15.18)		1,487	0.85	1.26		0.92	72
—		18.45	21.82		1,628	0.85	1.07		0.92	59
—	(h)	15.33	1.78		1,141	0.85	1.14		0.95	34
—		15.14	3.33		957	0.87	0.87		1.04	44

—		13.11	15.28		8,983	0.60	1.55		0.70	169
—		11.54	(23.17	)(f)	10,514	0.60	2.76	(f)	0.72	92
—		15.48	(14.93)		17,063	0.60	1.45		0.68	72
—		18.48	22.16		68,341	0.60	1.32		0.66	59
—	(h)	15.34	1.85		254,182	0.60	1.42		0.70	34
—		15.16	3.61		90,359	0.60	1.17		0.68	44

NOVEMBER 1, 2010   107

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Diversified Fund
Class A
Year Ended June 30, 2010	$10.71	$0.24	(g)	$1.35	$1.59	$(0.22)	$—	$(0.22)
Year Ended June 30, 2009	13.23	0.26	(g)	(2.28)	(2.02)	(0.21)	(0.29)	(0.50)
Year Ended June 30, 2008	15.68	0.30		(1.12)	(0.82)	(0.30)	(1.33)	(1.63)
Year Ended June 30, 2007	14.24	0.32		1.89	2.21	(0.31)	(0.46)	(0.77)
January 1, 2006 through June 30, 2006 (i)	14.04	0.14	(g)	0.21	0.35	(0.15)	—	(0.15)
Year Ended December 31, 2005	13.73	0.23	(g)	0.32	0.55	(0.24)	—	(0.24)

Class B
Year Ended June 30, 2010	10.72	0.18	(g)	1.35	1.53	(0.15)	—	(0.15)
Year Ended June 30, 2009	13.24	0.20	(g)	(2.28)	(2.08)	(0.15)	(0.29)	(0.44)
Year Ended June 30, 2008	15.69	0.22		(1.12)	(0.90)	(0.22)	(1.33)	(1.55)
Year Ended June 30, 2007	14.23	0.24		1.91	2.15	(0.23)	(0.46)	(0.69)
January 1, 2006 through June 30, 2006 (i)	14.03	0.11	(g)	0.21	0.32	(0.12)	—	(0.12)
Year Ended December 31, 2005	13.72	0.16	(g)	0.32	0.48	(0.17)	—	(0.17)

Class C
Year Ended June 30, 2010	10.70	0.18	(g)	1.34	1.52	(0.16)	—	(0.16)
Year Ended June 30, 2009	13.22	0.20	(g)	(2.27)	(2.07)	(0.16)	(0.29)	(0.45)
Year Ended June 30, 2008	15.68	0.22		(1.12)	(0.90)	(0.23)	(1.33)	(1.56)
Year Ended June 30, 2007	14.23	0.24		1.91	2.15	(0.24)	(0.46)	(0.70)
January 1, 2006 through June 30, 2006 (i)	14.03	0.11	(g)	0.21	0.32	(0.12)	—	(0.12)
Year Ended December 31, 2005	13.72	0.16	(g)	0.32	0.48	(0.17)	—	(0.17)

Select Class
Year Ended June 30, 2010	10.74	0.27	(g)	1.36	1.63	(0.25)	—	(0.25)
Year Ended June 30, 2009	13.26	0.29	(g)	(2.28)	(1.99)	(0.24)	(0.29)	(0.53)
Year Ended June 30, 2008	15.71	0.35		(1.13)	(0.78)	(0.34)	(1.33)	(1.67)
Year Ended June 30, 2007	14.26	0.36		1.90	2.26	(0.35)	(0.46)	(0.81)
January 1, 2006 through June 30, 2006 (i)	14.06	0.16	(g)	0.21	0.37	(0.17)	—	(0.17)
Year Ended December 31, 2005	13.75	0.25	(g)	0.33	0.58	(0.27)	—	(0.27)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Represents only expenses of the Fund, not Underlying Funds.

(f)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.

(g)	Calculated based upon average shares outstanding.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(i)	The Fund changed its fiscal year end from December 31 to June 30.

108   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d) (e)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.08	14.81%		$107,188	1.00%	1.95%	1.38%	70%
10.71	(15.04)		95,028	1.11	2.36	1.40	165
13.23	(5.68	)(h)	134,183	1.14	2.04	1.33	234
15.68	15.79		159,579	1.14	2.11	1.34	218
14.24	2.51		140,537	1.14	2.01	1.42	127
14.04	4.04		149,015	1.14	1.65	1.30	214

12.10	14.27		12,892	1.51	1.44	1.88	70
10.72	(15.51)		18,025	1.62	1.81	1.89	165
13.24	(6.20	)(h)	37,605	1.65	1.51	1.83	234
15.69	15.30		69,996	1.65	1.57	1.84	218
14.23	2.24		106,044	1.65	1.49	1.92	127
14.03	3.49		128,985	1.65	1.16	1.79	214

12.06	14.20		3,938	1.51	1.45	1.87	70
10.70	(15.46)		2,841	1.61	1.85	1.90	165
13.22	(6.24	)(h)	3,636	1.65	1.53	1.83	234
15.68	15.32		5,015	1.65	1.60	1.84	218
14.23	2.24		4,489	1.65	1.49	1.92	127
14.03	3.50		5,314	1.65	1.15	1.79	214

12.12	15.14		61,264	0.75	2.20	1.12	70
10.74	(14.79)		50,070	0.86	2.60	1.15	165
13.26	(5.43	)(h)	77,601	0.89	2.31	1.08	234
15.71	16.11		107,974	0.89	2.36	1.09	218
14.26	2.63		98,539	0.89	2.25	1.17	127
14.06	4.28		126,285	0.89	1.86	1.04	214

NOVEMBER 1, 2010   109

Financial Highlights (continued)

				Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
Dynamic Growth Fund
Select Class
Year Ended June 30, 2010	$9.95	$(0.04)	$1.60	$1.56	$—	$11.51
Year Ended June 30, 2009	14.09	(0.01)	(4.13)	(4.14)	—	9.95
November 30, 2007 (f) through June 30, 2008	15.00	(0.03)	(0.87)	(0.90)	(0.01)	14.09

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

(f)	Commencement of operations.

110   J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)

15.68%	$2,130	1.00%	(0.36)%	5.57%	39%
(29.38)	1,842	1.00	(0.12)	7.02	73
(6.02)	2,608	1.00	(0.35)	7.11	24

NOVEMBER 1, 2010   111

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Equity Income Fund
Class A
Year Ended June 30, 2010	$6.35	$0.17	(c)	$0.91	$1.08	$(0.17)	$—	$(0.17)
Year Ended June 30, 2009	9.11	0.22	(c)	(2.30)	(2.08)	(0.21)	(0.47)	(0.68)
Year Ended June 30, 2008	12.42	0.28	(c)	(2.17)	(1.89)	(0.26)	(1.16)	(1.42)
Year Ended June 30, 2007	12.10	0.26	(c)	2.26	2.52	(0.26)	(1.94)	(2.20)
Year Ended June 30, 2006	15.57	0.27	(c)	0.79	1.06	(0.30)	(4.23)	(4.53)

Class B
Year Ended June 30, 2010	6.30	0.13	(c)	0.92	1.05	(0.13)	—	(0.13)
Year Ended June 30, 2009	9.05	0.18	(c)	(2.29)	(2.11)	(0.17)	(0.47)	(0.64)
Year Ended June 30, 2008	12.36	0.22	(c)	(2.16)	(1.94)	(0.21)	(1.16)	(1.37)
Year Ended June 30, 2007	12.05	0.20	(c)	2.25	2.45	(0.20)	(1.94)	(2.14)
Year Ended June 30, 2006	15.52	0.20	(c)	0.80	1.00	(0.24)	(4.23)	(4.47)

Class C
Year Ended June 30, 2010	6.30	0.13	(c)	0.90	1.03	(0.13)	—	(0.13)
Year Ended June 30, 2009	9.05	0.18	(c)	(2.29)	(2.11)	(0.17)	(0.47)	(0.64)
Year Ended June 30, 2008	12.35	0.22	(c)	(2.15)	(1.93)	(0.21)	(1.16)	(1.37)
Year Ended June 30, 2007	12.04	0.20	(c)	2.25	2.45	(0.20)	(1.94)	(2.14)
Year Ended June 30, 2006	15.52	0.21	(c)	0.78	0.99	(0.24)	(4.23)	(4.47)

Select Class
Year Ended June 30, 2010	6.42	0.20	(c)	0.92	1.12	(0.19)	—	(0.19)
Year Ended June 30, 2009	9.20	0.25	(c)	(2.32)	(2.07)	(0.24)	(0.47)	(0.71)
Year Ended June 30, 2008	12.53	0.31	(c)	(2.19)	(1.88)	(0.29)	(1.16)	(1.45)
Year Ended June 30, 2007	12.19	0.30	(c)	2.27	2.57	(0.29)	(1.94)	(2.23)
Year Ended June 30, 2006	15.65	0.32	(c)	0.79	1.11	(0.34)	(4.23)	(4.57)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(c)	Calculated based upon average shares outstanding.

(d)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

112   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$7.26	16.94%		$79,236	1.20%	2.29%	1.22%	43%
6.35	(22.86)		66,117	1.23	3.13	1.39	54
9.11	(16.48	)(d)	97,572	1.18	2.61	1.18	49
12.42	21.98		156,220	1.18	2.13	1.18	23
12.10	7.94		123,680	1.19	2.05	1.21	21

7.22	16.63		6,563	1.72	1.77	1.72	43
6.30	(23.39)		7,829	1.85	2.49	1.89	54
9.05	(16.99	)(d)	14,129	1.68	2.04	1.68	49
12.36	21.39		27,245	1.68	1.62	1.68	23
12.05	7.43		33,589	1.70	1.51	1.70	21

7.20	16.34		5,549	1.71	1.79	1.72	43
6.30	(23.36)		3,879	1.85	2.54	1.90	54
9.05	(16.92	)(d)	4,425	1.68	2.05	1.68	49
12.35	21.42		7,138	1.68	1.63	1.68	23
12.04	7.36		6,369	1.70	1.54	1.71	21

7.35	17.45		89,156	0.86	2.64	0.97	43
6.42	(22.59)		78,303	0.89	3.51	1.15	54
9.20	(16.26	)(d)	67,729	0.89	2.86	0.93	49
12.53	22.32		98,581	0.89	2.41	0.93	23
12.19	8.28		129,889	0.89	2.30	0.94	21

NOVEMBER 1, 2010   113

Financial Highlights (continued)

	Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Equity Index Fund
Class A
Year Ended June 30, 2010	$20.90	$0.45	(c)	$2.49		$2.94	$(0.44)
Year Ended June 30, 2009	29.08	0.51	(c)	(8.19	)(d)	(7.68)	(0.50)
Year Ended June 30, 2008	34.16	0.53	(c)	(5.09)		(4.56)	(0.52)
Year Ended June 30, 2007	28.90	0.48	(c)	5.28		5.76	(0.50)
Year Ended June 30, 2006	27.12	0.42	(c)	1.79		2.21	(0.43)

Class B
Year Ended June 30, 2010	20.84	0.26	(c)	2.49		2.75	(0.25)
Year Ended June 30, 2009	28.98	0.34	(c)	(8.15	)(d)	(7.81)	(0.33)
Year Ended June 30, 2008	34.02	0.28	(c)	(5.07)		(4.79)	(0.25)
Year Ended June 30, 2007	28.78	0.23	(c)	5.26		5.49	(0.25)
Year Ended June 30, 2006	27.01	0.20	(c)	1.78		1.98	(0.21)

Class C
Year Ended June 30, 2010	20.84	0.26	(c)	2.49		2.75	(0.25)
Year Ended June 30, 2009	28.98	0.34	(c)	(8.14	)(d)	(7.80)	(0.34)
Year Ended June 30, 2008	34.04	0.29	(c)	(5.08)		(4.79)	(0.27)
Year Ended June 30, 2007	28.81	0.24	(c)	5.25		5.49	(0.26)
Year Ended June 30, 2006	27.04	0.21	(c)	1.78		1.99	(0.22)

Select Class
Year Ended June 30, 2010	20.90	0.51	(c)	2.49		3.00	(0.50)
Year Ended June 30, 2009	29.08	0.56	(c)	(8.18	)(d)	(7.62)	(0.56)
Year Ended June 30, 2008	34.16	0.61	(c)	(5.09)		(4.48)	(0.60)
Year Ended June 30, 2007	28.90	0.56	(c)	5.27		5.83	(0.57)
Year Ended June 30, 2006	27.12	0.49	(c)	1.79		2.28	(0.50)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	Includes a gain resulting from a litigation payment on a security owned in a prior year. Without this gain, the total return would have been (26.42)%, (26.96)%, (26.94)% and (26.23)%, and the net realized and unrealized gains (losses) on investments per share would have been $(8.20), $(8.16), $(8.15) and $(8.19) for Class A Shares, Class B Shares, Class C Shares and Select Class Shares, respectively.

(e)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(f)	Includes a gain resulting from a payment by affiliate. Without this gain the total return would have been (13.28)%.

114   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$23.40	13.96%		$491,906	0.45%	1.80%	0.96%	8%
20.90	(26.38	)(d)	439,950	0.45	2.29	1.04	18
29.08	(13.47	)(e)	594,810	0.45	1.64	0.97	12
34.16	20.02		624,107	0.45	1.50	0.94	9
28.90	8.19		451,728	0.45	1.47	0.98	10

23.34	13.12		27,677	1.20	1.07	1.46	8
20.84	(26.92	) (d)	36,524	1.20	1.53	1.53	18
28.98	(14.12	)(e)	71,403	1.20	0.87	1.47	12
34.02	19.12		135,620	1.20	0.75	1.44	9
28.78	7.35		168,233	1.20	0.72	1.49	10

23.34	13.14		42,819	1.20	1.06	1.46	8
20.84	(26.91	) (d)	44,210	1.20	1.53	1.54	18
28.98	(14.13	)(e)	72,637	1.20	0.89	1.47	12
34.04	19.11		92,205	1.20	0.75	1.44	9
28.81	7.36		81,673	1.20	0.72	1.48	10

23.40	14.24		1,001,783	0.20	2.05	0.71	8
20.90	(26.20	) (d)	887,055	0.20	2.57	0.79	18
29.08	(13.25	)(f)	1,102,129	0.20	1.89	0.72	12
34.16	20.31		1,231,982	0.20	1.75	0.69	9
28.90	8.45		1,296,312	0.20	1.72	0.73	10

NOVEMBER 1, 2010   115

Financial Highlights (continued)

	Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Growth and Income Fund
Class A
Year Ended June 30, 2010	$19.46	$0.35	(e)	$2.83		$3.18	$(0.34)	$—	$(0.34)
Year Ended June 30, 2009	27.97	0.44	(e)(f)	(8.52	)(f)	(8.08)	(0.43)	—	(0.43)
Year Ended June 30, 2008	40.42	0.39	(e)	(7.22)		(6.83)	(0.37)	(5.25)	(5.62)
Year Ended June 30, 2007	34.67	0.35	(e)	7.49		7.84	(0.35)	(1.74)	(2.09)
January 1, 2006 through June 30, 2006 (g)	33.55	0.15	(e)	1.11		1.26	(0.14)	—	(0.14)
Year Ended December 31, 2005	33.00	0.23	(e)	0.99		1.22	(0.24)	(0.43)	(0.67)

Class B
Year Ended June 30, 2010	19.03	0.23	(e)	2.76		2.99	(0.22)	—	(0.22)
Year Ended June 30, 2009	27.36	0.32	(e)(f)	(8.32	)(f)	(8.00)	(0.33)	—	(0.33)
Year Ended June 30, 2008	39.67	0.21	(e)	(7.07)		(6.86)	(0.20)	(5.25)	(5.45)
Year Ended June 30, 2007	34.05	0.16	(e)	7.35		7.51	(0.15)	(1.74)	(1.89)
January 1, 2006 through June 30, 2006 (g)	32.95	0.06	(e)	1.09		1.15	(0.05)	—	(0.05)
Year Ended December 31, 2005	32.41	0.05	(e)	0.99		1.04	(0.07)	(0.43)	(0.50)

Class C
Year Ended June 30, 2010	18.15	0.21	(e)	2.66		2.87	(0.25)	—	(0.25)
Year Ended June 30, 2009	26.13	0.31	(e)(f)	(7.95	)(f)	(7.64)	(0.34)	—	(0.34)
Year Ended June 30, 2008	38.18	0.21	(e)	(6.79)		(6.58)	(0.22)	(5.25)	(5.47)
Year Ended June 30, 2007	32.86	0.16	(e)	7.08		7.24	(0.18)	(1.74)	(1.92)
January 1, 2006 through June 30, 2006 (g)	31.81	0.06	(e)	1.05		1.11	(0.06)	—	(0.06)
Year Ended December 31, 2005	31.33	0.06	(e)	0.95		1.01	(0.10)	(0.43)	(0.53)

Select Class
Year Ended June 30, 2010	20.21	0.43	(e)	2.95		3.38	(0.41)	—	(0.41)
Year Ended June 30, 2009	29.02	0.52	(e)(f)	(8.82	)(f)	(8.30)	(0.51)	—	(0.51)
Year Ended June 30, 2008	41.71	0.50	(e)	(7.49)		(6.99)	(0.45)	(5.25)	(5.70)
Year Ended June 30, 2007	35.71	0.48	(e)	7.72		8.20	(0.46)	(1.74)	(2.20)
January 1, 2006 through June 30, 2006 (g)	34.55	0.22	(e)	1.14		1.36	(0.20)	—	(0.20)
Year Ended December 31, 2005	33.96	0.37	(e)	1.01		1.38	(0.36)	(0.43)	(0.79)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (29.17)%, (29.54)%, (29.51)%, and (28.93)%, the net investment income (loss) per share would have been $0.41, $0.29, $0.28 and $0.49, and the net realized and unrealized gains (losses) on investments per share would have been $(8.57), $(8.37), $(7.99), and $(8.88), and the net investment income (loss) ratio would have been 1.93%, 1.40%, 1.41% and 2.01% for Class A, Class B, Class C, and Select Class, respectively.

(g)	The Fund changed its fiscal year end from December 31 to June 30.

(h)	Prior to March 18, 2005, the Growth and Income Fund invested all of its investable assets in the Growth and Income Portfolio. The portfolio turnover rate disclosed prior to March 18, 2005, is the turnover rate of the Growth and Income Portfolio.

116   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$22.30	16.25%		$266,587	1.21%	1.49%		1.21%	41%
19.46	(28.88	)(f)	253,559	1.27	2.06	(f)	1.28	52
27.97	(18.43)		413,710	1.16	1.15		1.16	69
40.42	23.20		581,817	1.17	0.94		1.17	49
34.67	3.76		523,111	1.26	0.85		1.30	16
33.55	3.72		543,010	1.24	0.68		1.24	41	(h)

21.80	15.66		4,959	1.71	1.01		1.72	41
19.03	(29.24	)(f)	5,976	1.77	1.53	(f)	1.78	52
27.36	(18.84)		12,097	1.66	0.62		1.66	69
39.67	22.61		21,336	1.67	0.43		1.67	49
34.05	3.50		28,724	1.76	0.34		1.80	16
32.95	3.21		38,820	1.74	0.16		1.74	41	(h)

20.77	15.72		2,797	1.70	0.97		1.71	41
18.15	(29.24	)(f)	2,027	1.77	1.54	(f)	1.78	52
26.13	(18.85)		3,598	1.66	0.64		1.66	69
38.18	22.61		5,349	1.67	0.44		1.67	49
32.86	3.50		5,324	1.76	0.34		1.80	16
31.81	3.21		5,645	1.74	0.19		1.74	41	(h)

23.18	16.63		1,646	0.89	1.80		0.97	41
20.21	(28.61	)(f)	1,905	0.90	2.14	(f)	1.04	52
29.02	(18.23)		8,596	0.90	1.45		0.91	69
41.71	23.57		9,431	0.87	1.22		0.90	49
35.71	3.95		3,415	0.90	1.24		1.05	16
34.55	4.08		3,692	0.90	1.09		1.06	41	(h)

NOVEMBER 1, 2010   117

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid America Fund
Class A
Year Ended June 30, 2010	$16.41	$0.13	(e)	$2.35	$2.48	$(0.35)	$—	$(0.35)
Year Ended June 30, 2009	24.32	0.22	(e)	(7.42)	(7.20)	(0.11)	(0.60)	(0.71)
Year Ended June 30, 2008	29.66	0.18	(e)	(4.09)	(3.91)	(0.24)	(1.19)	(1.43)
Year Ended June 30, 2007	25.25	0.18	(e)	4.51	4.69	(0.22)	(0.06)	(0.28)
January 1, 2006 through June 30, 2006 (g)	24.27	0.10	(e)	0.88	0.98	—	—	—
February 19, 2005 (h) through December 31, 2005	22.62	0.15	(e)	1.60	1.75	(0.10)	—	(0.10)

Class C
Year Ended June 30, 2010	16.28	0.03	(e)	2.34	2.37	(0.32)	—	(0.32)
Year Ended June 30, 2009	24.09	0.13	(e)	(7.34)	(7.21)	—	(0.60)	(0.60)
Year Ended June 30, 2008	29.38	0.04	(e)	(4.04)	(4.00)	(0.10)	(1.19)	(1.29)
Year Ended June 30, 2007	25.10	0.04	(e)	4.47	4.51	(0.17)	(0.06)	(0.23)
January 1, 2006 through June 30, 2006 (g)	24.19	0.03	(e)	0.88	0.91	—	—	—
February 19, 2005 (h) through December 31, 2005	22.62	0.06	(e)	1.58	1.64	(0.07)	—	(0.07)

Select Class
Year Ended June 30, 2010	16.51	0.18	(e)	2.37	2.55	(0.38)	—	(0.38)
Year Ended June 30, 2009	24.47	0.27	(e)	(7.48)	(7.21)	(0.15)	(0.60)	(0.75)
Year Ended June 30, 2008	29.80	0.25	(e)	(4.12)	(3.87)	(0.27)	(1.19)	(1.46)
Year Ended June 30, 2007	25.33	0.25	(e)	4.52	4.77	(0.24)	(0.06)	(0.30)
January 1, 2006 through June 30, 2006 (g)	24.32	0.13	(e)	0.88	1.01	—	—	—
Year Ended December 31, 2005	22.35	0.20	(e)	1.87	2.07	(0.10)	—	(0.10)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Includes interest expense of 0.01%.

(g)	The Fund changed its fiscal year end from December 31 to June 30.

(h)	Commencement of offering of class of shares.

118   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$18.54	14.96%	$49,927	1.25%		0.64%	1.29%	108%
16.41	(29.40)	56,213	1.25		1.25	1.32	125
24.32	(13.63)	106,108	1.26	(f)	0.67	1.29	89
29.66	18.67	129,399	1.25		0.65	1.28	81
25.25	4.04	49,795	1.25		0.78	1.29	47
24.27	7.75	12,715	1.25		0.75	1.29	109

18.33	14.37	10,221	1.75		0.14	1.79	108
16.28	(29.78)	11,270	1.75		0.73	1.81	125
24.09	(14.02)	24,579	1.76	(f)	0.16	1.79	89
29.38	18.03	34,576	1.75		0.14	1.78	81
25.10	3.76	9,450	1.75		0.28	1.79	47
24.19	7.25	3,267	1.75		0.28	1.79	109

18.68	15.28	1,259,093	1.00		0.90	1.04	108
16.51	(29.24)	1,445,890	1.00		1.47	1.06	125
24.47	(13.42)	3,209,267	1.00		0.89	1.03	89
29.80	18.93	5,925,018	1.00		0.91	1.03	81
25.33	4.15	4,427,776	1.00		1.01	1.04	47
24.32	9.28	3,016,460	1.00		0.86	1.05	109

NOVEMBER 1, 2010   119

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid Growth Fund
Class A
Year Ended June 30, 2010	$15.79	$0.07	(e)	$2.20	$2.27	$(0.13)	$—	$(0.13)
Year Ended June 30, 2009	22.03	0.09	(e)	(6.24)	(6.15)	(0.09)	—	(0.09)
Year Ended June 30, 2008	24.53	0.02		(2.08)	(2.06)	(0.05)	(0.39)	(0.44)
Year Ended June 30, 2007	20.85	0.04	(e)	3.69	3.73	(0.05)	—	(0.05)
January 1, 2006 through June 30, 2006 (f)	20.67	0.02	(e)	0.16	0.18	—	—	—
February 19, 2005 (g) through December 31, 2005	19.01	0.03	(e)	1.66	1.69	(0.02)	(0.01)	(0.03)

Class C
Year Ended June 30, 2010	15.59	(0.03	)(e)	2.18	2.15	(0.04)	—	(0.04)
Year Ended June 30, 2009	21.73	0.01	(e)	(6.15)	(6.14)	—	—	—
Year Ended June 30, 2008	24.28	(0.09)		(2.07)	(2.16)	—	(0.39)	(0.39)
Year Ended June 30, 2007	20.70	(0.07	)(e)	3.65	3.58	— (h)	—	— (h)
January 1, 2006 through June 30, 2006 (f)	20.59	(0.03	)(e)	0.14	0.11	—	—	—
February 19, 2005 (g) through December 31, 2005	19.01	(0.04	)(e)	1.64	1.60	(0.01)	(0.01)	(0.02)

Select Class
Year Ended June 30, 2010	15.88	0.12	(e)	2.22	2.34	(0.18)	—	(0.18)
Year Ended June 30, 2009	22.15	0.12	(e)	(6.27)	(6.15)	(0.12)	—	(0.12)
Year Ended June 30, 2008	24.64	0.07		(2.09)	(2.02)	(0.08)	(0.39)	(0.47)
Year Ended June 30, 2007	20.89	0.09	(e)	3.72	3.81	(0.06)	—	(0.06)
January 1, 2006 through June 30, 2006 (f)	20.70	0.04	(e)	0.15	0.19	—	—	—
Year Ended December 31, 2005	19.07	0.11	(e)	1.56	1.67	(0.03)	(0.01)	(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than $0.01.

120   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$17.93	14.32%	$41,167	1.25%	0.36%	1.34%	118%
15.79	(27.88)	49,749	1.25	0.53	1.37	121
22.03	(8.54)	112,249	1.25	0.07	1.30	130
24.53	17.92	94,384	1.25	0.15	1.30	130
20.85	0.87	17,756	1.25	0.19	1.30	73
20.67	8.90	3,919	1.25	0.20	1.50	130

17.70	13.78	18,827	1.75	(0.14)	1.84	118
15.59	(28.26)	21,746	1.75	0.04	1.87	121
21.73	(9.03)	45,171	1.75	(0.43)	1.80	130
24.28	17.32	38,334	1.75	(0.32)	1.80	130
20.70	0.53	7,844	1.75	(0.30)	1.80	73
20.59	8.44	1,941	1.75	(0.25)	1.91	130

18.04	14.64	398,110	1.00	0.61	1.09	118
15.88	(27.72)	495,872	1.00	0.66	1.10	121
22.15	(8.36)	1,914,001	1.00	0.32	1.05	130
24.64	18.27	1,956,616	1.00	0.40	1.05	130
20.89	0.92	1,226,474	1.00	0.42	1.05	73
20.70	8.79	728,987	1.00	0.52	1.11	130

NOVEMBER 1, 2010   121

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid Value Fund
Class A
Year Ended June 30, 2010	$16.47	$0.19	(e)	$2.17	$2.36	$(0.19)	$—	$ (0.19)
Year Ended June 30, 2009	23.48	0.37	(e)	(7.00)	(6.63)	(0.38)	—	(0.38)
Year Ended June 30, 2008	29.19	0.36	(e)	(5.48)	(5.12)	(0.35)	(0.24)	(0.59)
Year Ended June 30, 2007	24.78	0.34	(e)	4.66	5.00	(0.30)	(0.29)	(0.59)
January 1, 2006 through June 30, 2006 (f)	22.94	0.15	(e)	1.81	1.96	(0.12)	—	(0.12)
February 19, 2005 (g) through December 31, 2005	22.14	0.29	(e)	1.57	1.86	(0.31)	(0.75)	(1.06)

Class C
Year Ended June 30, 2010	16.37	0.09	(e)	2.16	2.25	(0.09)	—	(0.09)
Year Ended June 30, 2009	23.37	0.28	(e)	(6.97)	(6.69)	(0.31)	—	(0.31)
Year Ended June 30, 2008	29.05	0.23	(e)	(5.45)	(5.22)	(0.22)	(0.24)	(0.46)
Year Ended June 30, 2007	24.69	0.20	(e)	4.64	4.84	(0.19)	(0.29)	(0.48)
January 1, 2006 through June 30, 2006 (f)	22.89	0.10	(e)	1.79	1.89	(0.09)	—	(0.09)
February 19, 2005 (g) through December 31, 2005	22.14	0.16	(e)	1.59	1.75	(0.25)	(0.75)	(1.00)

Select Class
Year Ended June 30, 2010	16.51	0.24	(e)	2.19	2.43	(0.24)	—	(0.24)
Year Ended June 30, 2009	23.54	0.41	(e)	(7.03)	(6.62)	(0.41)	—	(0.41)
Year Ended June 30, 2008	29.26	0.43	(e)	(5.49)	(5.06)	(0.42)	(0.24)	(0.66)
Year Ended June 30, 2007	24.82	0.41	(e)	4.66	5.07	(0.34)	(0.29)	(0.63)
January 1, 2006 through June 30, 2006 (f)	22.97	0.17	(e)	1.82	1.99	(0.14)	—	(0.14)
Year Ended December 31, 2005	21.85	0.29	(e)	1.91	2.20	(0.33)	(0.75)	(1.08)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Commencement of offering of class of shares.

122   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$18.64	14.23%	$82,062	1.11%	0.95%	1.44%	113%
16.47	(28.20)	90,931	1.25	2.06	1.54	107
23.48	(17.73)	162,876	1.25	1.33	1.42	78
29.19	20.30	211,761	1.25	1.23	1.42	59
24.78	8.55	21,757	1.25	1.27	1.75	53
22.94	8.44	3,209	1.25	1.44	1.60	112

18.53	13.70	30,368	1.61	0.45	1.94	113
16.37	(28.57)	31,875	1.75	1.56	2.04	107
23.37	(18.13)	58,298	1.75	0.84	1.92	78
29.05	19.72	70,162	1.75	0.72	1.92	59
24.69	8.26	8,013	1.75	0.79	2.25	53
22.89	7.95	482	1.75	0.81	2.17	112

18.70	14.61	138,337	0.86	1.20	1.19	113
16.51	(28.07)	92,507	1.00	2.31	1.30	107
23.54	(17.51)	130,928	1.00	1.60	1.17	78
29.26	20.60	120,346	1.00	1.49	1.17	59
24.82	8.66	42,636	1.00	1.44	1.51	53
22.97	10.14	31,276	1.00	1.29	1.55	112

NOVEMBER 1, 2010   123

Financial Highlights (continued)

	Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Large Cap Growth Fund
Class A
Year Ended June 30, 2010	$13.38	$(0.04	)(c)	$2.52	(d)	$2.48	$—
Year Ended June 30, 2009	19.50	0.01	(c)	(6.11	)(e)	(6.10)	(0.02)
Year Ended June 30, 2008	18.67	(0.07	)(c)	0.90		0.83	—
Year Ended June 30, 2007	16.03	(0.05	)(c)	2.69		2.64	—
Year Ended June 30, 2006	14.96	(0.06	)(c)	1.13		1.07	—

Class B
Year Ended June 30, 2010	12.05	(0.12	)(c)	2.27	(d)	2.15	—
Year Ended June 30, 2009	17.65	(0.07	)(c)	(5.52	)(e)	(5.59)	(0.01)
Year Ended June 30, 2008	16.99	(0.16	)(c)	0.82		0.66	—
Year Ended June 30, 2007	14.65	(0.13	)(c)	2.47		2.34	—
Year Ended June 30, 2006	13.75	(0.13	)(c)	1.03		0.90	—

Class C
Year Ended June 30, 2010	11.95	(0.12	)(c)	2.26	(d)	2.14	—
Year Ended June 30, 2009	17.50	(0.06	)(c)	(5.48	)(e)	(5.54)	(0.01)
Year Ended June 30, 2008	16.84	(0.16	)(c)	0.82		0.66	—
Year Ended June 30, 2007	14.53	(0.13	)(c)	2.44		2.31	—
Year Ended June 30, 2006	13.63	(0.13	)(c)	1.03		0.90	—

Select Class
Year Ended June 30, 2010	13.28	—	(c)(g)	2.51	(d)	2.51	—
Year Ended June 30, 2009	19.33	0.04	(c)	(6.06	)(e)	(6.02)	(0.03)
Year Ended June 30, 2008	18.46	(0.02	)(c)	0.89		0.87	—
Year Ended June 30, 2007	15.80	(0.01	)(c)	2.67		2.66	—
Year Ended June 30, 2006	14.71	(0.02	)(c)	1.11		1.09	—

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was less than $0.01 and 0.01% impact on the net realized and unrealized gains (losses) on investments per share and the total return, respectively.

(e)	Includes a gain resulting from a litigation payment on a security owned in a prior year. Without this gain, the total return would have been (31.62)%, (32.08)%, (32.01)% and (31.49)%, and the net realized and unrealized gains (losses) on investments per share would have been $(6.18), $(5.59), $(5.55) and $(6.13) for Class A, Class B, Class C, and Select Class Shares, respectively.

(f)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(g)	Amount rounds to less than $0.01.

124   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$15.86	18.54	%(d)	$174,585	1.24%	(0.27)%	1.31%	61%
13.38	(31.26	)(e)	160,168	1.24	0.05	1.45	124
19.50	4.45	(f)	251,333	1.24	(0.36)	1.28	52
18.67	16.47		227,544	1.24	(0.29)	1.26	35
16.03	7.15		207,103	1.24	(0.36)	1.30	49

14.20	17.84	(d)	20,842	1.77	(0.80)	1.82	61
12.05	(31.69	)(e)	26,025	1.78	(0.52)	1.93	124
17.65	3.88	(f)	60,623	1.77	(0.88)	1.78	52
16.99	15.97		107,034	1.76	(0.81)	1.76	35
14.65	6.55		161,461	1.78	(0.90)	1.80	49

14.09	17.91	(d)	6,588	1.77	(0.80)	1.81	61
11.95	(31.67	)(e)	5,996	1.78	(0.50)	1.94	124
17.50	3.92	(f)	12,465	1.77	(0.88)	1.78	52
16.84	15.90		11,602	1.76	(0.81)	1.76	35
14.53	6.60		11,163	1.78	(0.89)	1.81	49

15.79	18.90	(d)	300,304	0.99	(0.02)	1.07	61
13.28	(31.13	)(e)	335,992	0.99	0.29	1.19	124
19.33	4.71	(f)	581,830	0.99	(0.10)	1.03	52
18.46	16.84		669,951	0.99	(0.04)	1.01	35
15.80	7.41		824,532	0.99	(0.12)	1.05	49

NOVEMBER 1, 2010   125

Financial Highlights (continued)

	Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Large Cap Value Fund
Class A
Year Ended June 30, 2010	$8.09	$0.09	(c)	$1.04		$1.13	$(0.07)	$—	$(0.07)
Year Ended June 30, 2009	10.66	0.18	(c)(d)	(2.54	)(d)	(2.36)	(0.21)	—	(0.21)
Year Ended June 30, 2008	18.54	0.20	(c)	(3.94)		(3.74)	(0.17)	(3.97)	(4.14)
Year Ended June 30, 2007	16.55	0.23	(c)	3.52		3.75	(0.23)	(1.53)	(1.76)
Year Ended June 30, 2006	15.84	0.21	(c)	1.18		1.39	(0.22)	(0.46)	(0.68)

Class B
Year Ended June 30, 2010	7.99	0.04	(c)	1.02		1.06	(0.03)	—	(0.03)
Year Ended June 30, 2009	10.52	0.13	(c)(d)	(2.50	)(d)	(2.37)	(0.16)	—	(0.16)
Year Ended June 30, 2008	18.38	0.13	(c)	(3.92)		(3.79)	(0.10)	(3.97)	(4.07)
Year Ended June 30, 2007	16.42	0.14	(c)	3.50		3.64	(0.15)	(1.53)	(1.68)
Year Ended June 30, 2006	15.72	0.13	(c)	1.17		1.30	(0.14)	(0.46)	(0.60)

Class C
Year Ended June 30, 2010	7.95	0.04	(c)	1.01		1.05	(0.03)	—	(0.03)
Year Ended June 30, 2009	10.47	0.14	(c)(d)	(2.50	)(d)	(2.36)	(0.16)	—	(0.16)
Year Ended June 30, 2008	18.32	0.13	(c)	(3.91)		(3.78)	(0.10)	(3.97)	(4.07)
Year Ended June 30, 2007	16.37	0.13	(c)	3.50		3.63	(0.15)	(1.53)	(1.68)
Year Ended June 30, 2006	15.69	0.13	(c)	1.15		1.28	(0.14)	(0.46)	(0.60)

Select Class
Year Ended June 30, 2010	7.99	0.12	(c)	1.01		1.13	(0.08)	—	(0.08)
Year Ended June 30, 2009	10.53	0.20	(c)(d)	(2.51	)(d)	(2.31)	(0.23)	—	(0.23)
Year Ended June 30, 2008	18.39	0.24	(c)	(3.92)		(3.68)	(0.21)	(3.97)	(4.18)
Year Ended June 30, 2007	16.42	0.27	(c)	3.50		3.77	(0.27)	(1.53)	(1.80)
Year Ended June 30, 2006	15.73	0.25	(c)	1.17		1.42	(0.27)	(0.46)	(0.73)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (22.67)%, (23.00)%, (23.02)% and (22.46)%, the net investment income (loss) per share would have been $0.16, $0.11, $0.11 and $0.18, and the net realized and unrealized gains (losses) on investments per share would have been $(2.59), $(2.55), $(2.54) and $(2.56), and the net investment income (loss) ratio would have been 1.89%, 1.34%, 1.40% and 2.17% for Class A, Class B, Class C and Select Class Shares, respectively.

(e)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01 on total return.

126   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.15	13.86%		$22,273	1.10%	0.95%		1.10%	86%
8.09	(22.00	)(d)	20,557	1.16	2.17	(d)	1.17	108
10.66	(23.52	)(e)	31,227	1.09	1.39		1.09	93
18.54	23.49		48,264	1.07	1.27		1.07	77
16.55	8.93		44,110	1.08	1.31		1.11	72

9.02	13.19		2,891	1.60	0.45		1.60	86
7.99	(22.32	)(d)	3,858	1.66	1.61	(d)	1.67	108
10.52	(24.04	)(e)	7,337	1.59	0.89		1.59	93
18.38	22.89		14,870	1.57	0.77		1.57	77
16.42	8.37		15,437	1.58	0.81		1.61	72

8.97	13.22		3,473	1.59	0.45		1.60	86
7.95	(22.34	)(d)	1,551	1.66	1.67	(d)	1.67	108
10.47	(24.06	)(e)	2,830	1.59	0.89		1.59	93
18.32	22.92		5,143	1.57	0.77		1.57	77
16.37	8.30		4,850	1.58	0.82		1.61	72

9.04	14.13		418,647	0.85	1.20		0.85	86
7.99	(21.78	)(d)	351,537	0.91	2.44	(d)	0.92	108
10.53	(23.43	)(e)	508,456	0.84	1.66		0.84	93
18.39	23.83		710,573	0.82	1.53		0.82	77
16.42	9.16		897,848	0.83	1.57		0.86	72

NOVEMBER 1, 2010   127

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
U.S. Dynamic Plus Fund
Class A
Year Ended June 30, 2010	$10.79	$0.03	(f)	$1.07	$1.10	$(0.05)
Year Ended June 30, 2009	15.26	0.03	(f)	(4.50)	(4.47)	—
Year Ended June 30, 2008	17.98	(0.01	)(f)	(2.71)	(2.72)	—
Year Ended June 30, 2007	15.15	(0.09)		2.92	2.83	—
January 31, 2006 (g) through June 30, 2006	15.00	(0.01	)(f)	0.16	0.15	—

Class C
Year Ended June 30, 2010	10.61	(0.04	)(f)	1.06	1.02	(0.02)
Year Ended June 30, 2009	15.08	—	(f)(h)	(4.47)	(4.47)	—
Year Ended June 30, 2008	17.85	(0.10	)(f)	(2.67)	(2.77)	—
Year Ended June 30, 2007	15.12	(0.17)		2.90	2.73	—
January 31, 2006 (g) through June 30, 2006	15.00	(0.04	)(f)	0.16	0.12	—

Select Class
Year Ended June 30, 2010	10.82	0.06	(f)	1.08	1.14	(0.07)
Year Ended June 30, 2009	15.34	0.09	(f)	(4.56)	(4.47)	(0.05)
Year Ended June 30, 2008	18.02	0.01	(f)	(2.69)	(2.68)	—
Year Ended June 30, 2007	15.17	(0.05)		2.91	2.86	(0.01)
January 31, 2006 (g) through June 30, 2006	15.00	—	(f)(h)	0.17	0.17	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Commencing June 30, 2009, the Fund will present portfolio turnover in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.

(f)	Calculated based upon average shares outstanding.

(g)	Commencement of operations.

(h)	Amount rounds to less than $0.01.

128   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (including dividend expenses for securities sold short) (d)	Net expenses (excluding dividend expenses for securities sold short) (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend expenses for securities sold short)	Expenses without waivers, reimbursements and earnings credits (excluding dividend expenses for securities sold short)	Portfolio turnover rate (excluding short sales (b)(e)	Portfolio turnover rate (including short sales) (b)(e)

$11.84	10.15%	$23,847	1.87%	1.39%	0.24%	2.48%	2.00%	679%	925%
10.79	(29.29)	13,729	1.85	1.55	0.33	2.46	2.16	504	678
15.26	(15.13)	1,506	2.09	1.75	(0.08)	2.46	2.12	125	—
17.98	18.68	599	2.33	1.75	(0.54)	2.70	2.12	108	—
15.15	1.00	505	2.32	1.75	(0.11)	4.40	3.83	43	—

11.61	9.61	1,496	2.37	1.89	(0.31)	2.98	2.50	679	925
10.61	(29.64)	98	2.53	2.23	(0.02)	2.98	2.69	504	678
15.08	(15.52)	388	2.59	2.25	(0.64)	2.95	2.61	125	—
17.85	18.06	595	2.83	2.25	(1.04)	3.20	2.62	108	—
15.12	0.80	504	2.82	2.25	(0.61)	4.90	4.33	43	—

11.89	10.43	180,298	1.62	1.14	0.47	2.23	1.75	679	925
10.82	(29.11)	77,768	1.72	1.43	0.86	2.25	1.95	504	678
15.34	(14.87)	61,124	1.84	1.50	0.08	2.20	1.86	125	—
18.02	18.89	63,353	2.08	1.50	(0.29)	2.45	1.87	108	—
15.17	1.13	58,084	2.07	1.50	0.06	2.95	2.38	43	—

NOVEMBER 1, 2010   129

Financial Highlights (continued)

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
U.S. Equity Fund
Class A
Year Ended June 30, 2010	$7.35	$0.07	(e)	$0.95	$1.02	$(0.07)	$—	$(0.07)
Year Ended June 30, 2009	9.56	0.11	(e)	(2.17)	(2.06)	(0.10)	(0.05)	(0.15)
Year Ended June 30, 2008	12.36	0.10	(e)	(1.25)	(1.15)	(0.09)	(1.56)	(1.65)
Year Ended June 30, 2007	11.28	0.10	(e)	2.47	2.57	(0.10)	(1.39)	(1.49)
January 1, 2006 through June 30, 2006 (g)	10.99	0.05	(e)	0.29	0.34	(0.05)	—	(0.05)
Year Ended December 31, 2005	10.99	0.07	(e)	0.16	0.23	(0.07)	(0.16)	(0.23)

Class B
Year Ended June 30, 2010	7.26	0.03	(e)	0.93	0.96	(0.02)	—	(0.02)
Year Ended June 30, 2009	9.45	0.07	(e)	(2.13)	(2.06)	(0.08)	(0.05)	(0.13)
Year Ended June 30, 2008	12.24	0.04	(e)	(1.24)	(1.20)	(0.03)	(1.56)	(1.59)
Year Ended June 30, 2007	11.18	0.04	(e)	2.45	2.49	(0.04)	(1.39)	(1.43)
January 1, 2006 through June 30, 2006 (g)	10.90	0.02	(e)	0.28	0.30	(0.02)	—	(0.02)
Year Ended December 31, 2005	10.90	0.02	(e)	0.16	0.18	(0.02)	(0.16)	(0.18)

Class C
Year Ended June 30, 2010	7.25	0.03	(e)	0.93	0.96	(0.03)	—	(0.03)
Year Ended June 30, 2009	9.44	0.07	(e)	(2.13)	(2.06)	(0.08)	(0.05)	(0.13)
Year Ended June 30, 2008	12.23	0.04	(e)	(1.23)	(1.19)	(0.04)	(1.56)	(1.60)
Year Ended June 30, 2007	11.18	0.04	(e)	2.44	2.48	(0.04)	(1.39)	(1.43)
January 1, 2006 through June 30, 2006 (g)	10.90	0.02	(e)	0.28	0.30	(0.02)	—	(0.02)
Year Ended December 31, 2005	10.90	0.02	(e)	0.16	0.18	(0.02)	(0.16)	(0.18)

Select Class
Year Ended June 30, 2010	7.35	0.10	(e)	0.94	1.04	(0.09)	—	(0.09)
Year Ended June 30, 2009	9.54	0.13	(e)	(2.15)	(2.02)	(0.12)	(0.05)	(0.17)
Year Ended June 30, 2008	12.34	0.13	(e)	(1.25)	(1.12)	(0.12)	(1.56)	(1.68)
Year Ended June 30, 2007	11.26	0.13	(e)	2.47	2.60	(0.13)	(1.39)	(1.52)
January 1, 2006 through June 30, 2006 (g)	10.98	0.06	(e)	0.28	0.34	(0.06)	—	(0.06)
Year Ended December 31, 2005	10.97	0.10	(e)	0.17	0.27	(0.10)	(0.16)	(0.26)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

(f)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(g)	The Fund changed its fiscal year end from December 31 to June 30.

130   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.30	13.83%		$184,862	1.05%	0.84%	1.08%	84%
7.35	(21.36)		103,103	1.05	1.49	1.12	101
9.56	(10.55	)(f)	120,365	1.05	0.91	1.07	103
12.36	24.09		143,393	1.05	0.85	1.10	112
11.28	3.10		137,548	1.05	0.81	1.12	85
10.99	2.11		151,595	1.04	0.69	1.07	83

8.20	13.25		8,190	1.57	0.33	1.58	84
7.26	(21.70)		8,559	1.57	0.96	1.61	101
9.45	(11.08	)(f)	12,548	1.57	0.38	1.57	103
12.24	23.50		22,375	1.57	0.33	1.60	112
11.18	2.76		28,469	1.57	0.28	1.62	85
10.90	1.62		35,022	1.56	0.16	1.58	83

8.18	13.26		27,838	1.57	0.32	1.58	84
7.25	(21.69)		10,216	1.57	0.97	1.62	101
9.44	(11.03	)(f)	8,589	1.57	0.40	1.57	103
12.23	23.43		9,417	1.57	0.33	1.60	112
11.18	2.77		9,372	1.57	0.29	1.62	85
10.90	1.64		10,257	1.56	0.17	1.58	83

8.30	14.10		1,741,650	0.79	1.10	0.83	84
7.35	(21.04)		1,138,732	0.79	1.76	0.87	101
9.54	(10.34	)(f)	987,949	0.79	1.17	0.82	103
12.34	24.44		1,099,173	0.79	1.11	0.85	112
11.26	3.14		1,049,744	0.79	1.07	0.87	85
10.98	2.45		1,340,801	0.78	0.95	0.81	83

NOVEMBER 1, 2010   131

Financial Highlights (continued)

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2010	$14.62	$0.05	(f)	$2.15 (g)	$2.20	$(0.10)	$—	$(0.10)
Year Ended June 30, 2009	18.56	0.15	(f)	(3.93)	(3.78)	(0.16)	—	(0.16)
Year Ended June 30, 2008	20.98	0.07		(1.76)	(1.69)	(0.08)	(0.65)	(0.73)
Year Ended June 30, 2007	16.48	0.12	(f)	4.53	4.65	(0.01)	(0.14)	(0.15)
November 1, 2005 (h) through June 30, 2006 (i)	15.00	0.08	(f)	1.44	1.52	(0.04)	—	(0.04)
Class C
Year Ended June 30, 2010	14.47	(0.04	)(f)	2.12 (g)	2.08	(0.05)	—	(0.05)
Year Ended June 30, 2009	18.37	0.08	(f)	(3.88)	(3.80)	(0.10)	—	(0.10)
Year Ended June 30, 2008	20.83	0.04		(1.79)	(1.75)	(0.05)	(0.66)	(0.71)
Year Ended June 30, 2007	16.44	0.03	(f)	4.50	4.53	—	(0.14)	(0.14)
November 1, 2005 (h) through June 30, 2006 (i)	15.00	0.02	(f)	1.44	1.46	(0.02)	—	(0.02)
Select Class
Year Ended June 30, 2010	14.69	0.09	(f)	2.15 (g)	2.24	(0.11)	—	(0.11)
Year Ended June 30, 2009	18.63	0.19	(f)	(3.95)	(3.76)	(0.18)	—	(0.18)
Year Ended June 30, 2008	20.99	0.13		(1.76)	(1.63)	(0.08)	(0.65)	(0.73)
Year Ended June 30, 2007	16.50	0.17	(f)	4.53	4.70	(0.07)	(0.14)	(0.21)
November 1, 2005 (h) through June 30, 2006 (i)	15.00	0.10	(f)	1.44	1.54	(0.04)	—	(0.04)

U.S. Large Cap Value Plus Fund
Class A
Year Ended June 30, 2010	9.56	0.07	(f)	1.32	1.39	(0.05)	(0.10)	(0.15)
Year Ended June 30, 2009	12.20	0.18	(f)	(2.73)	(2.55)	(0.09)	—	(0.09)
November 30, 2007 (h) through June 30, 2008	15.00	0.11		(2.87)	(2.76)	(0.04)	—	(0.04)
Class C
Year Ended June 30, 2010	9.55	0.02	(f)	1.31	1.33	—	(0.10)	(0.10)
Year Ended June 30, 2009	12.17	0.13	(f)	(2.72)	(2.59)	(0.03)	—	(0.03)
November 30, 2007 (h) through June 30, 2008	15.00	0.07		(2.86)	(2.79)	(0.04)	—	(0.04)
Select Class
Year Ended June 30, 2010	9.57	0.10	(f)	1.31	1.41	(0.06)	(0.10)	(0.16)
Year Ended June 30, 2009	12.22	0.13	(f)	(2.67)	(2.54)	(0.11)	—	(0.11)
November 30, 2007 (h) through June 30, 2008	15.00	0.12		(2.86)	(2.74)	(0.04)	—	(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Commencing June 30, 2009, the Fund will present portfolio turnovers in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.

(f)	Calculated based upon average shares outstanding.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was less than $0.01 and 0.01% impact on the net realized and unrealized gains (losses) on investments per share and the total return, respectively.

(h)	Commencement of operations.

(i)	The Fund changed its fiscal year end from October 31 to June 30.

(j)	Includes interest expense of 0.04%

(k)	Includes interest expense of 0.07%.

(l)	Includes interest expense of 0.39%.

(m)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

132   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (including dividend expenses for securities sold short) (d)		Net expenses (excluding dividend expenses for securities sold short) (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend expenses for securities sold short)		Expenses without waivers, reimbursements and earnings credits (excluding dividend expenses for securities sold short)		Portfolio turnover rate (excluding short sales) (b)(e)	Portfolio Turnover rate (including short sales) (b)(e)

$16.72	14.98%(g)	$428,928	1.98%		1.39%		0.27%	2.25%		1.66%		109%	150%
14.62	(20.23)	154,789	1.76		1.35		1.04	2.15		1.73		116	153
18.56	(8.36)	107,496	1.57		1.25		0.75	1.96		1.64		124	—
20.98	28.35	3,090	1.66		1.25		0.64	2.17		1.76		138	—
16.48	10.13	551	1.50		1.24		0.71	4.82		4.55		92	—

16.50	14.36 (g)	138,023	2.48		1.89		(0.23)	2.75		2.16		109	150
14.47	(20.64)	42,221	2.26		1.84		0.55	2.64		2.23		116	153
18.37	(8.74)	36,663	2.07		1.75		0.26	2.46		2.14		124	—
20.83	27.64	983	2.16		1.75		0.17	2.72		2.31		138	—
16.44	9.77	549	2.00		1.74		0.21	5.32		5.05		92	—

16.82	15.22 (g)	4,671,839	1.73		1.14		0.52	2.00		1.41		109	150
14.69	(20.03)	3,474,451	1.51		1.09		1.29	1.89		1.48		116	153
18.63	(8.07)	3,387,910	1.32		1.00		0.95	1.71		1.39		124	—
20.99	28.62	1,377,427	1.41		1.00		0.86	1.86		1.45		138	—
16.50	10.30	59,480	1.21		1.01		0.91	2.86		2.66		92	—

10.80	14.34	1,029	1.67	(j)	1.29	(j)	0.64	2.21	(j)(m)	1.83	(j)(m)	79	110
9.56	(20.85)	140	1.64	(k)	1.32	(k)	1.92	6.06	(k)(m)	5.74	(k)(m)	93	161
12.20	(18.44)	96	2.15	(l)	1.64	(l)	1.41	13.57	(l)(m)	13.06	(l)(m)	57	—

10.78	13.81	318	2.17	(j)	1.79	(j)	0.18	2.70	(j)(m)	2.32	(j)(m)	79	110
9.55	(21.29)	111	2.14	(k)	1.82	(k)	1.34	6.81	(k)(m)	6.49	(k)(m)	93	161
12.17	(18.67)	159	2.65	(l)	2.14	(l)	0.82	14.12	(l)(m)	13.61	(l)(m)	57	—

10.82	14.54	225,585	1.42	(j)	1.04	(j)	0.89	1.95	(j)(m)	1.57	(j)(m)	79	110
9.57	(20.64)	66,942	1.39	(k)	1.07	(k)	1.41	3.37	(k)(m)	3.06	(k)(m)	93	161
12.22	(18.29)	3,173	1.90	(l)	1.39	(l)	1.63	12.83	(l)(m)	12.32	(l)(m)	57	—

NOVEMBER 1, 2010   133

Financial Highlights (continued)

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)
U.S. Research Equity Plus Fund
Class A
April 1, 2010 (f) through June 30, 2010	$15.00	$0.01	$(2.00)	$(1.99)	$13.01	(13.27)%	$43

Class C
April 1, 2010 (f) through June 30, 2010	15.00	(0.01)	(2.00)	(2.01)	12.99	(13.40)	43

Select Class
April 1, 2010 (f) through June 30, 2010	15.00	0.02	(2.00)	(1.98)	13.02	(13.20)	8,548

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

(f)	Commencement of operations.

134   J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data
Ratios to average net assets (a)
Net expenses (including dividend and interest expense for securities sold short) (d)	Net expenses (excluding dividend and interest expense for securities sold short) (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)	Expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short) (e)	Portfolio turnover rate (excluding short sales) (b)	Portfolio turnover rate (including short sales) (b)

2.35%	1.25%	0.24%	7.15%	6.05%	34%	80%

2.85	1.75	(0.26)	7.63	6.53	34	80

2.10	1.00	0.49	6.89	5.79	34	80

NOVEMBER 1, 2010   135

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Value Opportunities Fund
Class A
Year Ended June 30, 2010	$10.74	$0.12	$1.37	$1.49	$(0.16)	$—	$(0.16)
Year Ended June 30, 2009	14.36	0.25	(3.60)	(3.35)	(0.27)	—	(0.27)
Year Ended June 30, 2008	21.32	0.24	(4.95)	(4.71)	(0.23)	(2.02)	(2.25)
Year Ended June 30, 2007	17.95	0.25	3.85	4.10	(0.25)	(0.48)	(0.73)
January 1, 2006 to June 30, 2006 (e)	17.15	0.13	0.67	0.80	—	—	—
Year Ended December 31, 2005	17.00	0.18	0.45	0.63	(0.17)	(0.31)	(0.48)

Class B
Year Ended June 30, 2010	10.59	0.08	1.32	1.40	(0.10)	—	(0.10)
Year Ended June 30, 2009	14.07	0.20	(3.51)	(3.31)	(0.17)	—	(0.17)
Year Ended June 30, 2008	20.94	0.16	(4.88)	(4.72)	(0.13)	(2.02)	(2.15)
Year Ended June 30, 2007	17.66	0.15	3.78	3.93	(0.17)	(0.48)	(0.65)
January 1, 2006 to June 30, 2006 (e)	16.91	0.08	0.67	0.75	—	—	—
Year Ended December 31, 2005	16.77	0.11	0.40	0.51	(0.06)	(0.31)	(0.37)

Class C
Year Ended June 30, 2010	10.60	0.07	1.33	1.40	(0.10)	—	(0.10)
Year Ended June 30, 2009	14.09	0.22	(3.54)	(3.32)	(0.17)	—	(0.17)
Year Ended June 30, 2008	20.97	0.16	(4.89)	(4.73)	(0.13)	(2.02)	(2.15)
Year Ended June 30, 2007	17.67	0.14	3.80	3.94	(0.16)	(0.48)	(0.64)
January 1, 2006 to June 30, 2006 (e)	16.92	0.08	0.67	0.75	—	—	—
February 23, 2005 (f) to December 31, 2005	16.59	0.10	0.59	0.69	(0.05)	(0.31)	(0.36)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Commencement of offering of class of shares.

136   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.07	13.76%	$46,437	1.07%	0.98%	1.17%	79%
10.74	(23.07)	38,947	1.07	1.96	1.19	98
14.36	(23.72)	66,061	1.05	1.41	1.14	80
21.32	23.23	97,106	1.07	1.28	1.21	80
17.95	4.66	77,228	1.10	1.47	1.23	42
17.15	3.66	74,797	1.07	1.22	1.17	70

11.89	13.11	3,315	1.57	0.48	1.67	79
10.59	(23.37)	3,594	1.57	1.43	1.69	98
14.07	(24.14)	7,149	1.55	0.90	1.64	80
20.94	22.57	12,175	1.57	0.78	1.71	80
17.66	4.44	9,370	1.60	0.97	1.73	42
16.91	3.03	8,233	1.64	0.66	1.73	70

11.90	13.15	3,080	1.57	0.48	1.67	79
10.60	(23.41)	2,976	1.57	1.45	1.69	98
14.09	(24.16)	6,347	1.55	0.90	1.64	80
20.97	22.64	10,554	1.57	0.78	1.71	80
17.67	4.43	8,011	1.60	0.97	1.73	42
16.92	4.16	7,854	1.64	0.67	1.73	70

NOVEMBER 1, 2010   137

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

On February 18, 2005, Diversified Fund and U.S. Equity Fund each acquired the assets and liabilities of a series of One Group Mutual Funds (now known as JPMorgan Trust II). As a result of that acquisition of assets and liabilities, the following disclosure is applicable to any JPMTII Fund or those Funds that acquired the assets and liabilities of a series of One Group Mutual Funds.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG required JPMIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). In this prospectus, JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund and the JPMorgan Equity Income Fund (each of which is currently a series of JPMTII) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMTI) were subject to a Reduced Rate. “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMIA and its affiliates, in effect as of June 30, 2004. The settlement agreement require d that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMIA and its affiliates agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates on various classes of the Reduced Rate Funds were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

138   J.P. MORGAN U.S. EQUITY FUNDS

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

NON-REDUCED RATE FUNDS

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Diversified Fund	Class A	1.32%	1.56%
	Class B	1.83	2.06
	Class C	1.83	2.05
	Select Class	1.07	1.30

JPMorgan Equity Income Fund	Class A	1.04	1.22
	Class B	1.54	1.72
	Class C	1.54	1.72
	Select Class	0.79	0.97

JPMorgan Equity Index Fund	Class A	0.45	0.96
	Class B	1.20	1.46
	Class C	1.20	1.46
	Select Class	0.20	0.71

JPMorgan Large Cap Growth Fund	Class A	1.10	1.31
	Class B	1.60	1.82
	Class C	1.60	1.81
	Select Class	0.95	1.07

JPMorgan Large Cap Value Fund	Class A	0.95	1.10
	Class B	1.45	1.60
	Class C	1.45	1.60
	Select Class	0.80	0.85

JPMorgan U.S. Equity Fund	Class A	0.97	1.08
	Class B	1.47	1.58
	Class C	1.47	1.58
	Select Class	0.79	0.83

NOVEMBER 1, 2010   139

Legal Proceedings and Additional Fee and Expense Information (continued)

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/ 1 0, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

140   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$578	0.28%	–0.99%	0.99%	$186	5.00%	3.17%	3.17%
October 31, 2012	157	5.29	2.42	3.44	215	10.25	6.21	2.95
October 31, 2013	163	10.55	5.94	3.44	221	15.76	9.35	2.95
October 31, 2014	168	16.08	9.59	3.44	227	21.55	12.57	2.95
October 31, 2015	174	21.88	13.36	3.44	234	27.63	15.89	2.95
October 31, 2016	180	27.98	17.26	3.44	241	34.01	19.31	2.95
October 31, 2017	186	34.38	21.29	3.44	248	40.71	22.83	2.95
October 31, 2018	192	41.10	25.46	3.44	256	47.75	26.46	2.95
October 31, 2019	199	48.15	29.78	3.44	263	55.13	30.19	2.95
October 31, 2020	206	55.56	34.24	3.44	271	62.89	34.03	2.95

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$286	4.00%	2.17%	2.17%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$186	$686	5.00%	0.00%	3.17%	–1.83%	3.17%	–1.83%
October 31, 2012	216	616	10.25	6.25	6.20	2.20	2.94	–0.94
October 31, 2013	222	522	15.76	12.76	9.33	6.33	2.94	0.12
October 31, 2014	229	529	21.55	18.55	12.54	9.54	2.94	0.20
October 31, 2015	235	435	27.63	25.63	15.85	13.85	2.94	1.16
October 31, 2016	242	342	34.01	33.01	19.25	18.25	2.94	2.08
October 31, 2017	249	249	40.71	40.71	22.76	22.76	2.94	2.94
October 31, 2018	257	257	47.75	47.75	26.37	26.37	2.94	2.94
October 31, 2019	201	201	55.13	55.13	30.72	30.72	3.44	3.44
October 31, 2020	207	207	62.89	62.89	35.21	35.21	3.44	3.44

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2010   141

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Diversified Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$109	5.00%	3.93%	3.93%
October 31, 2012	138	10.25	7.78	3.70
October 31, 2013	143	15.76	11.76	3.70
October 31, 2014	148	21.55	15.90	3.70
October 31, 2015	153	27.63	20.19	3.70
October 31, 2016	159	34.01	24.63	3.70
October 31, 2017	165	40.71	29.24	3.70
October 31, 2018	171	47.75	34.03	3.70
October 31, 2019	177	55.13	38.99	3.70
October 31, 2020	184	62.89	44.13	3.70

JPMorgan Equity Income Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$625	–0.51%	–1.50%	–1.50%	$157	5.00%	3.46%	3.46%
October 31, 2012	122	4.46	2.23	3.78	181	10.25	6.85	3.28
October 31, 2013	127	9.68	6.09	3.78	187	15.76	10.36	3.28
October 31, 2014	132	15.17	10.10	3.78	193	21.55	13.98	3.28
October 31, 2015	137	20.93	14.26	3.78	199	27.63	17.72	3.28
October 31, 2016	142	26.97	18.58	3,78	206	34.01	21.58	3.28
October 31, 2017	147	33.32	23.06	3.78	213	40.71	25.57	3.28
October 31, 2018	153	39.99	27.71	3.78	220	47.75	29.68	3.28
October 31, 2019	159	46.99	32.54	3.78	227	55.13	33.94	3.28
October 31, 2020	165	54.34	37.55	3.78	234	62.89	38.33	3.28

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$257	4.00%	2.46%	2.46%

142   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income Fund

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$157	$657	5.00%	0.00%	3.46%	–1.54%	3.46%	–1.54%
October 31, 2012	181	581	10.25	6.25	6.85	2.85	3.28	–0.59
October 31, 2013	187	487	15.76	12.76	10.36	7.36	3.28	0.47
October 31, 2014	193	493	21.55	18.55	13.98	10.98	3.28	0.56
October 31, 2015	199	399	27.63	25.63	17.72	15.72	3.28	1.53
October 31, 2016	206	306	34.01	33.01	21.58	20.58	3.28	2.43
October 31, 2017	213	213	40.71	40.71	25.57	25.57	3.28	3.28
October 31, 2018	220	220	47.75	47.75	29.68	29.68	3.28	3.28
October 31, 2019	161	161	55.13	55.13	34.59	34.59	3.78	3.78
October 31, 2020	167	167	62.89	62.89	39.67	39.67	3.78	3.78

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$81	5.00%	4.21%	4.21%
October 31, 2012	103	10.25	8.41	4.03
October 31, 2013	107	15.76	12.78	4.03
October 31, 2014	112	21.55	17.32	4.03
October 31, 2015	116	27.63	22.05	4.03
October 31, 2016	121	34.01	26.97	4.03
October 31, 2017	126	40.71	32.09	4.03
October 31, 2018	131	47.75	37.41	4.03
October 31, 2019	136	55.13	42.95	4.03
October 31, 2020	141	62.89	48.71	4.03

NOVEMBER 1, 2010   143

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Equity Index Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$569	–0.51%	–0.94%	–0.94%	$122	5.00%	3.80%	3.80%
October 31, 2012	97	4.46	3.06	4.04	154	10.25	7.47	3.54
October 31, 2013	101	9.68	7.23	4.04	160	15.76	11.28	3.54
October 31, 2014	105	15.17	11.56	4.04	165	21.55	15.22	3.54
October 31, 2015	109	20.93	16.07	4.04	171	27.63	19.30	3.54
October 31, 2016	114	26.97	20.75	4.04	177	34.01	23.52	3.54
October 31, 2017	118	33.32	25.63	4.04	184	40.71	27.89	3.54
October 31, 2018	123	39.99	30.71	4.04	190	47.75	32.42	3.54
October 31, 2019	128	46.99	35.99	4.04	197	55.13	37.11	3.54
October 31, 2020	133	54.34	41.48	4.04	204	62.89	41.96	3.54

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$222	4.00%	2.80%	2.80%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$122	$622	5.00%	0.00%	3.80%	–1.20%	3.80%	–1.20%
October 31, 2012	154	554	10.25	6.25	7.47	3.47	3.54	–0.31
October 31, 2013	160	460	15.76	12.76	11.28	8.28	3.54	0.75
October 31, 2014	165	465	21.55	18.55	15.22	12.22	3.54	0.84
October 31, 2015	171	371	27.63	25.63	19.30	17.30	3.54	1.80
October 31, 2016	177	277	34.01	33.01	23.52	22.52	3.54	2.70
October 31, 2017	184	184	40.71	40.71	27.89	27.89	3.54	3.54
October 31, 2018	190	190	47.75	47.75	32.42	32.42	3.54	3.54
October 31, 2019	130	130	55.13	55.13	37.77	37.77	4.04	4.04
October 31, 2020	135	135	62.89	62.89	43.34	43.34	4.04	4.04

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

144   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Index Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$20	5.00%	4.80%	4.80%
October 31, 2012	76	10.25	9.30	4.29
October 31, 2013	79	15.76	13.98	4.29
October 31, 2014	83	21.55	18.87	4.29
October 31, 2015	86	27.63	23.97	4.29
October 31, 2016	90	34.01	29.29	4.29
October 31, 2017	94	40.71	34.84	4.29
October 31, 2018	98	47.75	40.62	4.29
October 31, 2019	102	55.13	46.66	4.29
October 31, 2020	106	62.89	52.95	4.29

JPMorgan Large Cap Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$631	–0.51%	–1.55%	–1.55%	$163	5.00%	3.40%	3.40%
October 31, 2012	131	4.46	2.08	3.69	190	10.25	6.70	3.19
October 31, 2013	136	9.68	5.84	3.69	196	15.76	10.10	3.19
October 31, 2014	141	15.17	9.75	3.69	202	21.55	13.61	3.19
October 31, 2015	146	20.93	13.80	3.69	209	27.63	17.24	3.19
October 31, 2016	152	26.97	18.00	3.69	216	34.01	20.98	3.19
October 31, 2017	157	33.32	22.35	3.69	222	40.71	24.84	3.19
October 31, 2018	163	39.99	26.87	3.69	230	47.75	28.82	3.19
October 31, 2019	169	46.99	31.55	3.69	237	55.13	32.93	3.19
October 31, 2020	176	54.34	36.40	3.69	244	62.89	37.17	3.19

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$263	4.00%	2.40%	2.40%

NOVEMBER 1, 2010   145

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Large Cap Growth Fund

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$163	$663	5.00%	0.00%	3.40%	–1.60%	3.40%	–1.60%
October 31, 2012	191	591	10.25	6.25	6.69	2.69	3.18	–0.69
October 31, 2013	197	497	15.76	12.76	10.08	7.08	3.18	0.37
October 31, 2014	204	504	21.55	18.55	13.58	10.58	3.18	0.45
October 31, 2015	210	410	27.63	25.63	17.19	15.19	3.18	1.42
October 31, 2016	217	317	34.01	33.01	20.92	19.92	3.18	2.33
October 31, 2017	224	224	40.71	40.71	24.77	24.77	3.18	3.18
October 31, 2018	231	231	47.75	47.75	28.73	28.73	3.18	3.18
October 31, 2019	172	172	55.13	55.13	33.48	33.48	3.69	3.69
October 31, 2020	178	178	62.89	62.89	38.41	38.41	3.69	3.69

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$97	5.00%	4.05%	4.05%
October 31, 2012	114	10.25	8.14	3.93
October 31, 2013	118	15.76	12.39	3.93
October 31, 2014	123	21.55	16.81	3.93
October 31, 2015	127	27.63	21.40	3.93
October 31, 2016	132	34.01	26.17	3.93
October 31, 2017	138	40.71	31.13	3.93
October 31, 2018	143	47.75	36.28	3.93
October 31, 2019	149	55.13	41.63	3.93
October 31, 2020	155	62.89	47.20	3.93

146   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$617	–0.51%	–1.41%	–1.41%	$148	5.00%	3.55%	3.55%
October 31, 2012	111	4.46	2.43	3.90	168	10.25	7.07	3.40
October 31, 2013	115	9.68	6.43	3.90	174	15.76	10.71	3.40
October 31, 2014	119	15.17	10.58	3.90	180	21.55	14.48	3.40
October 31, 2015	124	20.93	14.89	3.90	186	27.63	18.37	3.40
October 31, 2016	129	26.97	19.37	3.90	193	34.01	22.39	3.40
October 31, 2017	134	33.32	24.03	3.90	199	40.71	26.55	3.40
October 31, 2018	139	39.99	28.86	3.90	206	47.75	30.86	3.40
October 31, 2019	145	46.99	33.89	3.90	213	55.13	35.31	3.40
October 31, 2020	150	54.34	39.11	3.90	220	62.89	39.91	3.40

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$248	4.00%	2.55%	2.55%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$148	$648	5.00%	0.00%	3.55%	–1.45%	3.55%	–1.45%
October 31, 2012	168	568	10.25	6.25	7.07	3.07	3.40	–0.46
October 31, 2013	174	474	15.76	12.76	10.71	7.71	3.40	0.60
October 31, 2014	180	480	21.55	18.55	14.48	11.48	3.40	0.69
October 31, 2015	186	386	27.63	25.63	18.37	16.37	3.40	1.65
October 31, 2016	193	293	34.01	33.01	22.39	21.39	3.40	2.56
October 31, 2017	199	199	40.71	40.71	26.55	26.55	3.40	3.40
October 31, 2018	206	206	47.75	47.75	30.86	30.86	3.40	3.40
October 31, 2019	147	147	55.13	55.13	35.96	35.96	3.90	3.90
October 31, 2020	152	152	62.89	62.89	41.26	41.26	3.90	3.90

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2010   147

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Large Cap Value Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$82	5.00%	4.20%	4.20%
October 31, 2012	90	10.25	8.52	4.15
October 31, 2013	94	15.76	13.03	4.15
October 31, 2014	98	21.55	17.72	4.15
October 31, 2015	102	27.63	22.60	4.15
October 31, 2016	106	34.01	27.69	4.15
October 31, 2017	111	40.71	32.99	4.15
October 31, 2018	115	47.75	38.51	4.15
October 31, 2019	120	55.13	44.26	4.15
October 31, 2020	125	62.89	50.25	4.15

JPMorgan U.S. Equity Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$619	–0.51%	–1.43%	–1.43%	$150	5.00%	3.53%	3.53%
October 31, 2012	109	4.46	2.43	3.92	166	10.25	7.07	3.42
October 31, 2013	113	9.68	6.45	3.92	172	15.76	10.73	3.42
October 31, 2014	117	15.17	10.62	3.92	178	21.55	14.52	3.42
October 31, 2015	122	20.93	14.96	3.92	184	27.63	18.44	3.42
October 31, 2016	127	26.97	19.46	3.92	190	34.01	22.49	3.42
October 31, 2017	132	33.32	24.15	3.92	197	40.71	26.68	3.42
October 31, 2018	137	39.99	29.01	3.92	204	47.75	31.01	3.42
October 31, 2019	142	46.99	34.07	3.92	211	55.13	35.49	3.42
October 31, 2020	148	54.34	39.33	3.92	218	62.89	40.12	3.42

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$250	4.00%	2.53%	2.53%

148   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$150	$650	5.00%	0.00%	3.53%	–1.47%	3.53%	–1.47%
October 31, 2012	166	566	10.25	6.25	7.07	3.07	3.42	–0.44
October 31, 2013	172	472	15.76	12.76	10.73	7.73	3.42	0.62
October 31, 2014	178	478	21.55	18.55	14.52	11.52	3.42	0.71
October 31, 2015	184	384	27.63	25.63	18.44	16.44	3.42	1.67
October 31, 2016	190	290	34.01	33.01	22.49	21.49	3.42	2.58
October 31, 2017	197	197	40.71	40.71	26.68	26.68	3.42	3.42
October 31, 2018	204	204	47.75	47.75	31.01	31.01	3.42	3.42
October 31, 2019	144	144	55.13	55.13	36.14	36.14	3.92	3.92
October 31, 2020	150	150	62.89	62.89	41.48	41.48	3.92	3.92

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$81	5.00%	4.21%	4.21%
October 31, 2012	88	10.25	8.56	4.17
October 31, 2013	92	15.76	13.08	4.17
October 31, 2014	96	21.55	17.80	4.17
October 31, 2015	100	27.63	22.71	4.17
October 31, 2016	104	34.01	27.83	4.17
October 31, 2017	108	40.71	33.16	4.17
October 31, 2018	113	47.75	38.71	4.17
October 31, 2019	118	55.13	44.49	4.17
October 31, 2020	122	62.89	50.52	4.17

NOVEMBER 1, 2010   149

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds , the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, and Value Opportunities Fund, is 811-21295.

Investment Company Act File No. for Equity Income Fund, Equity Index Fund, Large Cap Growth Fund and Large Cap Value Fund is 811-4236.

Investment Company Act File No. for Value Opportunities Fund is 811-4321.

©JPMorgan Chase & Co. 2010    All rights reserved. November 2010.

PR-LCEABCS-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class B*, Class C & Select Class Shares

November 1, 2010

JPMorgan Dynamic Small Cap Growth Fund
    Class/Ticker: A/VSCOX; B/VSCBX; C/VSCCX; Select/JDSCX
JPMorgan Growth Advantage Fund
    Class/Ticker: A/VHIAX; B/VHIBX; C/JGACX; Select/JGASX
JPMorgan Intrepid Mid Cap Fund
    Class/Ticker: A/PECAX; B/ODMBX; C/ODMCX;
    Select/WOOPX
JPMorgan Intrepid Multi Cap Fund
    Class/Ticker: A/JICAX; C/JICCX; Select/JIISX
JPMorgan Market Expansion Index Fund
    Class/Ticker: A/OMEAX; B/OMEBX; C/OMECX; Select/PGMIX
JPMorgan Mid Cap Equity Fund
    Class/Ticker: A/JCMAX; C/JMCCX; Select/VSNGX
JPMorgan Mid Cap Growth Fund
     Class/Ticker: A/OSGIX; B/OGOBX; C/OMGCX; Select/HLGEX
JPMorgan Mid Cap Value Fund
    Class/Ticker: A/JAMCX; B/JBMCX; C/JCMVX; Select/JMVSX

JPMorgan Multi-Cap Market Neutral Fund
    Class/Ticker: A/OGNAX; B/OGNBX; C/OGNCX; Select/OGNIX
JPMorgan Small Cap Core Fund
    Class/Ticker: Select/VSSCX
JPMorgan Small Cap Equity Fund**
    Class/Ticker: A/VSEAX; B/VSEBX; C/JSECX; Select/VSEIX
JPMorgan Small Cap Growth Fund
    Class/Ticker: A/PGSGX; B/OGFBX; C/OSGCX; Select/OGGFX
JPMorgan Small Cap Value Fund
    Class/Ticker: A/PSOAX; B/PSOBX; C/OSVCX; Select/PSOPX
JPMorgan U.S. Small Company Fund
    Class/Ticker: A/JTUAX; C/JTUCX; Select/JSCSX
JPMorgan Value Advantage Fund
    Class/Ticker: A/JVAAX; C/JVACX; Select/JVASX

*	Class B Shares are no longer available for new purchases.

**	Closed to new investors.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Dynamic Small Cap Growth Fund	1
JPMorgan Growth Advantage Fund	5
JPMorgan Intrepid Mid Cap Fund	9
JPMorgan Intrepid Multi Cap Fund	13
JPMorgan Market Expansion Index Fund	17
JPMorgan Mid Cap Equity Fund	21
JPMorgan Mid Cap Growth Fund	25
JPMorgan Mid Cap Value Fund	29
JPMorgan Multi-Cap Market Neutral Fund	33
JPMorgan Small Cap Core Fund	37
JPMorgan Small Cap Equity Fund	41
JPMorgan Small Cap Growth Fund	45
JPMorgan Small Cap Value Fund	49
JPMorgan U.S. Small Company Fund	53
JPMorgan Value Advantage Fund	57
More About the Funds	61
Additional Information About the Funds’ Investment Strategies	61
Investment Risks	62
Temporary Defensive and Cash Positions	64
Additional Historical Performance Information	65
The Funds’ Management and Administration	66
How to Do Business with the Funds	70
Purchasing Fund Shares	70
Sales Charges	76
Rule 12b-1 Fees	80
Networking and Sub-Transfer Agency Fees	80
Exchanging Fund Shares	80
Redeeming Fund Shares	81
Shareholder Information	84
Distributions and Taxes	84
Shareholder Statements and Reports	85
Availability of Proxy Voting Record	85
Portfolio Holdings Disclosure	85
Risk and Reward Elements for the Funds	86
Financial Highlights	92
Legal Proceedings and Additional Fee and Expense Information	118

How to Reach Us	Back cover

JPMorgan Dynamic Small Cap Growth Fund

Class/Ticker:
A/VSCOX; B/VSCBX; C/VSCCX; Select/JDSCX

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.88		0.99		0.90		0.88
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	63	0.	74	0.	65	0.	63
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	1.79		2.40		2.31		1.54
Fee Waivers and Expense Reimbursements[1]	(0.28)		(0.29)		(0.20)		(0.43)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.51		2.11		2.11		1.11

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 2.10%, 2.10% and 1.10%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   1

JPMorgan Dynamic Small Cap Growth Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	671	1,033	1,419	2,498
CLASS B SHARES ($)	714	1,021	1,454	2,563
CLASS C SHARES ($)	314	702	1,217	2,630
SELECT CLASS SHARES ($)	113	444	799	1,798

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	671	1,033	1,419	2,498
CLASS B SHARES ($)	214	721	1,254	2,563
CLASS C SHARES ($)	214	702	1,217	2,630
SELECT CLASS SHARES ($)	113	444	799	1,798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $20 million to $3.3 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the Fund’s adviser seeks to outperform the Fund’s benchmark while maintaining a moderate risk profile. The adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

2   J.P. MORGAN U.S. EQUITY FUNDS

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2000	19.00%
Worst Quarter	4th quarter, 2008	–26.98%

The Fund’s year-to-date total return through 9/30/ 1 0 was 12.18%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	20.66%	(1.38)%	0.45%
Return After Taxes on Distributions	20.66	(2.46)	(0.48)
Return After Taxes on Distributions and Sale of Fund Shares	13.43	(1.36)	0.14

CLASS B SHARES Return Before Taxes	21.74	(1.32)	0.49

CLASS C SHARES Return Before Taxes	25.79	(0.89)	0.37

SELECT CLASS SHARES
Return Before Taxes	28.02	0.09	1.41

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	34.47	0.87	(1.37)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	18.22	(0.14)	(2.03)

NOVEMBER 1, 2010   3

JPMorgan Dynamic Small Cap Growth Fund (continued)

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Growth Advantage Fund

Class/Ticker:

A/VHIAX; B/VHIBX; C/JGACX; Select/JGASX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.41		0.41		0.41		0.41
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	16	0.	16	0.	16	0.	16
Total Annual Fund Operating Expenses	1.31		1.81		1.81		1.06
Fee Waivers and Expense Reimbursements[1]	(0.06)		(0.06)		(0.06)		NONE
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.25		1.75		1.75		1.06

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75%, 1.75% and 1.10%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   5

JPMorgan Growth Advantage Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	913	1,200	2,016
CLASS B SHARES ($)	678	864	1,174	1,991
CLASS C SHARES ($)	278	564	974	2,122
SELECT CLASS SHARES ($)	108	337	585	1,294

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	913	1,200	2,016
CLASS B SHARES ($)	178	564	974	1,991
CLASS C SHARES ($)	178	564	974	2,122
SELECT CLASS SHARES ($)	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller cap companies (mid cap and small cap companies). Smaller companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

6   J.P. MORGAN U.S. EQUITY FUNDS

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 3000® Growth Index and the Lipper Multi-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The Fund’s performance prior to 8/17/05 may be less pertinent for investors considering whether to purchase shares of the Fund because prior to that time the Fund operated as a mid cap growth fund pursuant to a different investment objective and different investment policies. The performance for the Class C Shares prior to their inception is based on the performance of the Class B Shares, whose expenses are substantially similar to those of the Class C Shares. The performance for the Select Class Shares is based on the performance of the Class A Shares prior to the inception of the Select Class Shares. The actual returns of Select Class Shares would have been different than those shown because Select Class Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2001	18.50%
Worst Quarter	4th quarter, 2000	–42.32%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.67%.

NOVEMBER 1, 2010   7

JPMorgan Growth Advantage Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	29.50%	3.51%	(6.85)%
Return After Taxes on Distributions	29.50	3.51	(6.89)
Return After Taxes on Distributions and Sale of Fund Shares	19.17	3.01	(5.51)

CLASS B SHARES
Return Before Taxes	30.69	3.62	(6.87)

CLASS C SHARES
Return Before Taxes	34.89	4.00	(6.96)

SELECT CLASS SHARES
Return Before Taxes	36.91	4.84	(6.26)

RUSSELL 3000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	37.01	1.58	(3.79)

LIPPER MULTI-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	16.25	0.63	(4.13)

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2002	Managing Director
Timothy Parton	2002	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

Class/Ticker:
A/PECAX; B/ODMBX; C/ODMCX; Select/WOOPX

What is the goal of the Fund?

The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.53		0.53		0.53		0.53
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	28	0.	28	0.	28	0.	28
Total Annual Fund Operating Expenses	1.43		1.93		1.93		1.18
Fee Waivers and Expense Reimbursements[1]	(0.19)		NONE		NONE		(0.19)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.24		1.93		1.93		0.99

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   9

JPMorgan Intrepid Mid Cap Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	936	1,248	2,133
CLASS B SHARES ($)	696	906	1,242	2,124
CLASS C SHARES ($)	296	606	1,042	2,254
SELECT CLASS SHARES ($)	101	356	631	1,415

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	936	1,248	2,133
CLASS B SHARES ($)	196	606	1,042	2,124
CLASS C SHARES ($)	196	606	1,042	2,254
SELECT CLASS SHARES ($)	101	356	631	1,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell Midcap Index ranged from $208 million to $26.2 billion. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies.

The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative outperformance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria listed above or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic,

10   J.P. MORGAN U.S. EQUITY FUNDS

market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years of the Fund. The table compares that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.98%
Worst Quarter	4th quarter, 2008	–23.42%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.61%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	35.91%	2.59%	4.81%
Return After Taxes on Distributions	35.54	0.57	3.04
Return After Taxes on Distributions and Sale of Fund Shares	23.66	1.93	3.71

CLASS A SHARES
Return Before Taxes	28.31	1.22	3.98

CLASS B SHARES
Return Before Taxes	29.51	1.31	3.97

CLASS C SHARES
Return Before Taxes	33.49	1.71	3.83

RUSSELL MIDCAP® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	40.48	2.43	4.98

LIPPER MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	22.12	1.40	2.65

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their

NOVEMBER 1, 2010   11

JPMorgan Intrepid Mid Cap Fund (continued)

shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Dennis Ruhl	2008	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund

Class/Ticker:
A/JICAX; C/JICCX; Select/JIISX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, Shown as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	1.69		1.70		1.72
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	1.	44	1.	45	1.	47
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	2.60		3.11		2.38
Fee Waivers and Expense Reimbursements[1]	(1.34)		(1.35)		(1.37)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.26		1.76		1.01

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   13

JPMorgan Intrepid Multi Cap Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,170	1,719	3,211
CLASS C SHARES ($)	279	833	1,513	3,326
SELECT CLASS SHARES ($)	103	611	1,146	2,611

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,170	1,719	3,211
CLASS C SHARES ($)	179	833	1,513	3,326
SELECT CLASS SHARES ($)	103	611	1,146	2,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments across all market capitalizations. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

14   J.P. MORGAN U.S. EQUITY FUNDS

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 3000® Index and the Lipper Multi-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The Fund’s performance prior to 4/10/06 may be less pertinent for investors considering whether to purchase shares of the Fund because of changes made to the Fund’s investment policies beginning at that time. The performance of the Class A and Class C Shares is based on the performance of the Select Class Shares prior to their inception. The actual returns of the Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.50%
Worst Quarter	4th quarter, 2008	–24.34%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.57%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
SELECT CLASS SHARES
Return Before Taxes	30.23%	(0.89)%	6.68%
Return After Taxes on Distributions	29.99	(1.85)	5.73
Return After Taxes on Distributions and Sale of Fund Shares	19.96	(0.79)	5.70

CLASS A SHARES
Return Before Taxes	23.03	(2.19)	5.66

CLASS C SHARES
Return Before Taxes	28.19	(1.62)	6.11

RUSSELL 3000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	28.34	0.76	7.01

LIPPER MULTI-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	16.87	0.14	6.11

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact

NOVEMBER 1, 2010   15

JPMorgan Intrepid Multi Cap Fund (continued)

of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

Class/Ticker:
A/OMEAX; B/OMEBX; C/OMECX; Select/PGMIX

What is the goal of the Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.25%		0.25%		0.25%		0.25%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.41		0.41		0.41		0.41
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	16	0.	16	0.	16	0.	16
Total Annual Fund Operating Expenses	0.91		1.41		1.41		0.66
Fee Waivers and Expense Reimbursements[1]	(0.09)		NONE		NONE		(0.09)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.82		1.41		1.41		0.57

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.82%, 1.57%, 1.57% and 0.57%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   17

JPMorgan Market Expansion Index Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	604	791	994	1,578
CLASS B SHARES ($)	644	746	971	1,555
CLASS C SHARES ($)	244	446	771	1,691
SELECT CLASS SHARES ($)	58	202	359	814

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	604	791	994	1,578
CLASS B SHARES ($)	144	446	771	1,555
CLASS C SHARES ($)	144	446	771	1,691
SELECT CLASS SHARES ($)	58	202	359	814

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 1 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indexes. Because the Fund uses an enhanced index strategy, not all of the stocks in the indexes are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indexes. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indexes in order to closely replicate the performance of the combined indexes. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indexes of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process: Because the Fund uses an enhanced index strategy, the adviser uses a quantitative process to select the Fund’s portfolio securities. This process overweights inexpensive stocks with improving fundamental characteristics and underweights expensive stocks that have deteriorating fundamental characteristics. A previously attractive stock is pared back or sold when the combined perspective on valuation and fundamentals is no longer favorable.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Index Investing Risk.  The Fund attempts to track the performance of a market capitalization-weighted combination of the S&P Small Cap 600 and the S&P MidCap 400. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of

18   J.P. MORGAN U.S. EQUITY FUNDS

securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Smaller Cap Company Risk.  Investments in mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the S&P 1000 Index and the Lipper Mid-Cap Core Funds Index and Lipper Small-Cap Core Funds Index, both of which are indexes based on the total returns of certain small cap and mid cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Small-Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	20.48%
Worst Quarter	4th quarter, 2008	–25.97%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.10%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	34.45%	2.51%	6.12%
Return After Taxes on Distributions	33.98	1.04	4.99
Return After Taxes on Distributions and Sale of Fund Shares	22.59	1.94	5.07

CLASS A SHARES
Return Before Taxes	27.28	1.17	5.29

CLASS B SHARES
Return Before Taxes	28.15	1.15	5.23

CLASS C SHARES
Return Before Taxes	32.15	1.51	5.08

S&P 1000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	33.48	2.63	6.34

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	22.12	1.40	2.65

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax

NOVEMBER 1, 2010   19

JPMorgan Market Expansion Index Fund (continued)

returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	2000	Managing Director
Michael Loeffler	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund

Class/Ticker:
A/JCMAX; C/JMCCX; Select/VSNGX

What is the goal of the Fund?

The Fund’s objective is long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, Shown as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.54		0.52		0.52
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	29	0.	27	0.	27
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses [1]	1.45		1.93		1.18
Fee Waivers and Expense Reimbursements [1]	(0.19)		(0.17)		(0.27)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26		1.76		0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   21

JPMorgan Mid Cap Equity Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	942	1,258	2,154
CLASS C SHARES ($)	279	590	1,026	2,240
SELECT CLASS SHARES ($)	93	348	623	1,408

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	942	1,258	2,154
CLASS C SHARES ($)	179	590	1,026	2,240
SELECT CLASS SHARES ($)	93	348	623	1,408

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell Midcap Index ranged from $208 million to $26.2 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs) .

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund focuses on mid-sized companies with increasing market share, strong earnings prospects and sustainable free cash flows as compared to their competitors. The Fund also looks for dominant franchises with predictable business models deemed capable of achieving sustained growth and undervalued companies with the potential to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in

22   J.P. MORGAN U.S. EQUITY FUNDS

economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Core Funds Index, both of which are indexes based on the total returns of certain mutual funds within mid cap funds and multi cap funds as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance of the Class A and Class C Shares is based on the performance of the Select Class Shares prior to their inception. The actual returns of the Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	17.24%
Worst Quarter	4th quarter, 2008	–24.38%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.44%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	34.18%	2.55%	5.51%
Return After Taxes on Distributions	33.94	0.93	3.86
Return After Taxes on Distributions and Sale of Fund Shares	22.43	1.97	4.34
CLASS A SHARES
Return Before Taxes	27.04	1.44	4.93

CLASS C SHARES
Return Before Taxes	32.97	2.52	5.49

RUSSELL MIDCAP INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	40.48	2.43	4.98

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	16.87	0.14	(0.32)

LIPPER MULTI-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	16.87	0.14	(0.32)

NOVEMBER 1, 2010   23

JPMorgan Mid Cap Equity Fund (continued)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	2002	Managing Director
Christopher Jones	2002	Managing Director
Timothy Parton	2010	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Growth Fund

Class/Ticker:
A/OSGIX; B/OGOBX; C/OMGCX; Select/HLGEX

What is the goal of the Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.52		0.52		0.52		0.52
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	27	0.	27	0.	27	0.	27
Total Annual Fund Operating Expenses	1.42		1.92		1.92		1.17
Fee Waivers and Expense Reimbursements[1]	(0.18)		(0.15)		(0.15)		(0.24)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.24		1.77		1.77		0.93

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.24%, 1.77%, 1.77% and 0.93%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   25

JPMorgan Mid Cap Growth Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	934	1,244	2,123
CLASS B SHARES ($)	680	889	1,223	2,101
CLASS C SHARES ($)	280	589	1,023	2,231
SELECT CLASS SHARES ($)	95	348	621	1,399

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	934	1,244	2,123
CLASS B SHARES ($)	180	589	1,023	2,101
CLASS C SHARES ($)	180	589	1,023	2,231
SELECT CLASS SHARES ($)	95	348	621	1,399

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from $727 million to $18.6 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

26   J.P. MORGAN U.S. EQUITY FUNDS

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2001	20.84%
Worst Quarter	4th quarter, 2008	–27.10%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.17%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	43.24%	3.09%	2.32%
Return After Taxes on Distributions	43.24	1.63	1.23
Return After Taxes on Distributions and Sale of Fund Shares	28.10	2.50	1.77

CLASS A SHARES Return Before Taxes	35.38	1.73	1.51

CLASS B SHARES Return Before Taxes	37.05	1.82	1.48

CLASS C SHARES
Return Before Taxes	41.03	2.19	1.36

RUSSELL MIDCAP® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	46.29	2.40	(0.52)

LIPPER MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	21.13	2.85	(2.21)

NOVEMBER 1, 2010   27

JPMorgan Mid Cap Growth Fund (continued)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Timothy Parton	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

Class/Ticker:
A/JAMCX; B/JBMCX; C/JCMVX; Select/JMVSX

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.50		0.50		0.50		0.50
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	25	0.	25	0.	25	0.	25
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	1.41		1.91		1.91		1.16
Fee Waivers and Expense Reimbursements[1]	(0.16)		(0.15)		(0.15)		(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.25		1.76		1.76		1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.24%, 1.75%, 1.75%, and 0.99%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   29

JPMorgan Mid Cap Value Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	933	1,241	2,114
CLASS B SHARES ($)	679	886	1,218	2,091
CLASS C SHARES ($)	279	586	1,018	2,221
SELECT CLASS SHARES ($)	102	353	623	1,395

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	933	1,241	2,114
CLASS B SHARES ($)	179	586	1,018	2,091
CLASS C SHARES ($)	179	586	1,018	2,221
SELECT CLASS SHARES ($)	102	353	623	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations between $1 billion to $15 billion at the time of purchase. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

30   J.P. MORGAN U.S. EQUITY FUNDS

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.   The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain mutual funds within mid cap funds as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance of the Class A, Class B, Class C and Select Class Shares is based on the performance of the Institutional Class Shares prior to their inception. The actual returns of these classes would have been lower because each of these classes has higher expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	17.98%
Worst Quarter	4th quarter, 2008	–21.70%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.80%.

NOVEMBER 1, 2010   31

JPMorgan Mid Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	19.44%	0.74%	9.46%
Return After Taxes on Distributions	19.11	(0.05)	8.51
Return After Taxes on Distributions and Sale of Fund Shares	12.93	0.57	8.03

CLASS B SHARES Return Before Taxes	20.49	0.94	9.53

CLASS C SHARES Return Before Taxes	24.46	1.32	9.52

SELECT CLASS SHARES
Return Before Taxes	26.33	2.08	10.31

RUSSELL MIDCAP® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	34.21	1.98	7.58

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	22.12	1.40	2.65

LIPPER MID-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	23.19	0.76	5.73

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	1997	Managing Director
Lawrence Playford	2004	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Multi-Cap Market Neutral Fund

Class/Ticker:

A/OGNAX; B/OGNBX; C/OGNCX; Select/OGNIX

What is the goal of the Fund?

The Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	1.25%		1.25%		1.25%		1.25%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	1.89		1.89		1.89		1.90
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Dividend Expenses on Short Sales	1.	45	1.	45	1.	45	1.	46
Remainder of Other Expenses	0.	19	0.	19	0.	19	0.	19
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	3.40		3.90		3.90		3.16
Fee Waivers and Expense Reimbursements[1]	(0.19)		NONE		NONE		(0.19)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	3.21		3.90		3.90		2.97

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.75%, 2.50%, 2.50% and 1.50% respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   33

JPMorgan Multi-Cap Market Neutral Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	832	1,498	2,186	4,004
CLASS B SHARES ($)	892	1,489	2,204	4,015
CLASS C SHARES ($)	492	1,189	2,004	4,121
SELECT CLASS SHARES ($)	300	957	1,638	3,453

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	832	1,498	2,186	4,004
CLASS B SHARES ($)	392	1,189	2,004	4,015
CLASS C SHARES ($)	392	1,189	2,004	4,121
SELECT CLASS SHARES ($)	300	957	1,638	3,453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 348% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the stock market.

When the Fund makes a short sale, the Fund borrows the security in order to settle the sale and buys the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

Investment Process: In determining whether a stock is attractive or unattractive, the adviser uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as discounted cash flows and price-to-book values, as well as account data concerning an issuer’s fundamentals. The Fund seeks to enhance return by purchasing long positions in stocks that are ranked the highest by the model and selling short stocks that are ranked the lowest.

The Fund’s strategy is to be sector neutral meaning that both the long and short positions will have approximately the same weight in the market sectors in which the Fund invests. However, the stock selection model may result in the Fund’s long and short positions being overweighted in different industries within a sector.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Strategy Risk.  There is no guarantee that the use of long and short positions will succeed in limiting a Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the

34   J.P. MORGAN U.S. EQUITY FUNDS

Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month US Treasury Bill Index and the Lipper Equity Market - Neutral Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. Government. Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.

   YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	5.12%
Worst Quarter	1st quarter, 2009	–3.36%

The Fund’s year-to-date total return through 9/30/ 1 0 was –3.66%.

NOVEMBER 1, 2010   35

JPMorgan Multi-Cap Market Neutral Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 5/23/03)
SELECT CLASS SHARES
Return Before Taxes	0.00%	1.83%	2.47%
Return After Taxes on Distributions	0.00	1.12	1.87
Return After Taxes on Distributions and Sale of Fund Shares	0.00	1.26	1.86

CLASS A SHARES
Return Before Taxes	(5.55)	0.50	1.39

CLASS B SHARES
Return Before Taxes	(6.01)	0.44	1.46

CLASS C SHARES
Return Before Taxes	(2.11)	0.82	1.45

BOFA MERRILL LYNCH 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.21	3.02	2.59

LIPPER EQUITY MARKET - NEUTRAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	2.11	1.31	1.58

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	2003	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Core Fund

Class/Ticker:
Select/VSSCX

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Select Class
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.44
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	19
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.10
Fee Waivers and Expense Reimbursements[1]	(0.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.81

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	83	321	578	1,314

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

NOVEMBER 1, 2010   37

JPMorgan Small Cap Core Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $20 million to $3.3 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.   The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

38   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	19.97%
Worst Quarter	4th quarter, 2008	–26.24%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.60%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	23.07%	(0.97)%	3.41%
Return After Taxes on Distributions	22.92	(2.13)	2.07
Return After Taxes on Distributions and Sale of Fund Shares	15.20	(0.90)	2.72

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	27.17	0.51	3.51

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2004	Managing Director
Dennis Ruhl	2004	Managing Director
Phillip Hart	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   39

JPMorgan Small Cap Core Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Equity Fund

Class/Ticker:
A/VSEAX; B/VSEBX; C/JSECX; Select/VSEIX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.48		0.48		0.48		0.48
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	23	0.	23	0.	23	0.	23
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	1.39		1.89		1.89		1.14
Fee Waivers and Expense Reimbursements[1]	(0.08)		(0.08)		(0.08)		(0.13)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.31		1.81		1.81		1.01

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.30%, 1.80%, 1.80%, and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   41

JPMorgan Small Cap Equity Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	651	934	1,238	2,099
CLASS B SHARES ($)	684	886	1,214	2,075
CLASS C SHARES ($)	284	586	1,014	2,205
SELECT CLASS SHARES ($)	103	349	615	1,374

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	651	934	1,238	2,099
CLASS B SHARES ($)	184	586	1,014	2,075
CLASS C SHARES ($)	184	586	1,014	2,205
SELECT CLASS SHARES ($)	103	349	615	1,374

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $20 million to $3.3 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had

42   J.P. MORGAN U.S. EQUITY FUNDS

not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class C Shares prior to their inception is based on the performance of Class B Shares of the Fund, whose expenses are substantially similar to those of Class C Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.65%
Worst Quarter	4th quarter, 2008	–18.88%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.89%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	24.82%	4.56%	6.65%
Return After Taxes on Distributions	24.80	3.71	5.58
Return After Taxes on Distributions and Sale of Fund Shares	16.17	3.74	5.45

CLASS B SHARES Return Before Taxes	26.08	4.85	6.66

CLASS C SHARES Return Before Taxes	30.07	5.16	6.55

SELECT CLASS SHARES
Return Before Taxes	32.11	6.07	7.71

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	27.17	0.51	3.51

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

NOVEMBER 1, 2010   43

JPMorgan Small Cap Equity Fund (continued)

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Glenn Gawronski	2004	Managing Director
Don San Jose	2007	Managing Director

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans, discretionary wrap programs and health savings account programs can continue to purchase shares as described in “Purchasing Fund Shares-What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” of the prospectus.

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

Class/Ticker:
A/PGSGX; B/OGFBX; C/OSGCX; Select/OGGFX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.54		0.54		0.54		0.54
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	29	0.	29	0.	29	0.	29
Total Annual Fund Operating Expenses	1.44		1.94		1.94		1.19
Fee Waivers and Expense Reimbursements[1]	(0.19)		(0.07)		(0.07)		(0.19)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.25		1.87		1.87		1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.87%, 1.87% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   45

JPMorgan Small Cap Growth Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	939	1,253	2,143
CLASS B SHARES ($)	690	902	1,241	2,129
CLASS C SHARES ($)	290	602	1,041	2,259
SELECT CLASS SHARES ($)	102	359	636	1,426

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	939	1,253	2,143
CLASS B SHARES ($)	190	602	1,041	2,129
CLASS C SHARES ($)	190	602	1,041	2,259
SELECT CLASS SHARES ($)	102	359	636	1,426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $20 million to $3.3 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

46   J.P. MORGAN U.S. EQUITY FUNDS

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	23.01%
Worst Quarter	4th quarter, 2008	–25.95%

The Fund’s year-to-date total return through 9/30/ 1 0 was 12.34%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	31.50%	0.66%	2.89%
Return After Taxes on Distributions	31.50	(1.14)	1.62
Return After Taxes on Distributions and Sale of Fund Shares	20.47	0.31	2.17

CLASS B SHARES Return Before Taxes	32.90	0.74	2.88

CLASS C SHARES Return Before Taxes	36.83	1.14	2.75

SELECT CLASS SHARES
Return Before Taxes	39.14	2.01	3.71

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	34.47	0.87	(1.37)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	18.22	(0.14)	(2.03)

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their

NOVEMBER 1, 2010   47

JPMorgan Small Cap Growth Fund (continued)

shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

Class/Ticker:
A/PSOAX; B/PSOBX; C/OSVCX; Select/PSOPX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.58		0.58		0.58		0.58
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	33	0.	33	0.	33	0.	33
Total Annual Fund Operating Expenses	1.48		1.98		1.98		1.23
Fee Waivers and Expense Reimbursements[1]	(0.23)		(0.12)		(0.12)		(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.25		1.86		1.86		1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.25%, 1.86%, 1.86% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   49

JPMorgan Small Cap Value Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	947	1,270	2,182
CLASS B SHARES ($)	689	910	1,256	2,168
CLASS C SHARES ($)	289	610	1,056	2,297
SELECT CLASS SHARES ($)	102	368	654	1,468

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	947	1,270	2,182
CLASS B SHARES ($)	189	610	1,056	2,168
CLASS C SHARES ($)	189	610	1,056	2,297
SELECT CLASS SHARES ($)	102	368	654	1,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $26 million to $2.4 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors

50   J.P. MORGAN U.S. EQUITY FUNDS

that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	21.55%
Worst Quarter	4th quarter, 2008	–25.48%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.33%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	24.87%	0.77%	9.74%
Return After Taxes on Distributions	24.31	(0.94)	8.21
Return After Taxes on Distributions and Sale of Fund Shares	16.33	0.57	8.34

CLASS A SHARES Return Before Taxes	18.09	(0.56)	8.86

CLASS B SHARES Return Before Taxes	18.81	(0.50)	8.86

CLASS C SHARES
Return Before Taxes	22.82	(0.07)	8.73

RUSSELL 2000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	20.58	(0.01)	8.27

LIPPER SMALL-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	25.50	0.90	8.06

NOVEMBER 1, 2010   51

JPMorgan Small Cap Value Fund (continued)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2005	Managing Director
Dennis Ruhl	2005	Managing Director
Phillip Hart	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Small Company Fund

Class/Ticker:
A/JTUAX; C/JTUCX; Select/JSCSX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of small company stocks.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.60%		0.60%		0.60%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.82		0.83		0.85
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	57	0.	58	0.	60
Total Annual Fund Operating Expenses	1.67		2.18		1.45
Fee Waivers and Expense Reimbursements[1]	(0.41)		(0.42)		(0.44)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.26		1.76		1.01

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.26%, 1.76% and 1.01%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   53

JPMorgan U.S. Small Company Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	986	1,348	2,365
CLASS C SHARES ($)	279	642	1,131	2,481
SELECT CLASS SHARES ($)	103	415	750	1,697

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	986	1,348	2,365
CLASS C SHARES ($)	179	642	1,131	2,481
SELECT CLASS SHARES ($)	103	415	750	1,697

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $20 million to $3.3 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. The Fund pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs) .

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more

54   J.P. MORGAN U.S. EQUITY FUNDS

established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the performance of the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of a class of shares of the Fund that operated in a master-feeder structure and which had similar expenses. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to their inception. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	22.89%
Worst Quarter	4th quarter, 2008	–26.85%

The Fund’s year-to-date total return through 9/30/ 1 0 was 10.33%.

NOVEMBER 1, 2010   55

JPMorgan U.S. Small Company Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	34.64%	(0.10)%	0.32%
Return After Taxes on Distributions	34.44	(1.83)	(0.94)
Return After Taxes on Distributions and Sale of Fund Shares	22.77	(0.05)	0.20

CLASS A SHARES
Return Before Taxes	27.52	(1.29)	(0.28)

CLASS C SHARES
Return Before Taxes	32.73	(0.43)	0.16

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	27.17	0.51	3.51

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2004	Managing Director
Dennis Ruhl	2004	Managing Director
Phillip Hart	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

56   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Advantage Fund

Class/Ticker:
A/JVAAX; C/JVACX; Select/JVASX

What is the goal of the Fund?

The Fund seeks to provide long-term total return from a combination of income and capital gains.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.48		0.48		0.48
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	23	0.	23	0.	23
Acquired Fund Fees and Expenses	0.03		0.03		0.03
Total Annual Fund Operating Expenses[1]	1.41		1.91		1.16
Fee Waivers and Expense Reimbursements[1]	(0.13)		(0.13)		(0.13)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.28		1.78		1.03

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2010   57

JPMorgan Value Advantage Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	649	936	1,244	2,116
CLASS C SHARES ($)	281	587	1,020	2,222
SELECT CLASS SHARES ($)	105	356	626	1,397

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	649	936	1,244	2,116
CLASS C SHARES ($)	181	587	1,020	2,222
SELECT CLASS SHARES ($)	105	356	626	1,397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will invest primarily in equity securities across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies. Equity securities in which the Fund primarily invests include common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals and proprietary fundamental analysis. The adviser’s aim is to identify undervalued companies that have the potential to grow their intrinsic value s per share, and to purchase these companies at a discount.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

58   J.P. MORGAN U.S. EQUITY FUNDS

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the Russell 3000® Value Index and the Lipper Multi-Cap Value Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	22.40%
Worst Quarter	4th quarter, 2008	–23.77%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.99%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 2/28/05)
CLASS A
Return Before Taxes	28.02%	2.16%
Return After Taxes on Distributions	27.78	1.48
Return After Taxes on Distributions and Sale of Fund Shares	18.54	1.61

CLASS C
Return Before Taxes	33.31	2.79

SELECT CLASS SHARES
Return Before Taxes	35.36	3.58

RUSSELL 3000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.76	(0.49)

LIPPER MULTI-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	14.68	(1.85)

NOVEMBER 1, 2010   59

JPMorgan Value Advantage Fund (continued)

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	2005	Managing Director
Lawrence Playford	2005	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60   J.P. MORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in the Fund’s Risk/Return Summary. Each Fund invests in common stock as a main strategy. Although not a main strategy, a Fund’s investment in equity securities may also include:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	derivatives (except Multi-Cap Market Neutral Fund), including futures, options and swaps. In connection with its main investment strategies, a Fund may use futures to more effectively gain targeted equity exposure from its cash position. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	foreign securities, often in the form of depositary receipts

•	securities lending (except for Intrepid Multi Cap Fund, Multi-Cap Market Neutral Fund and Value Advantage Fund)

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for Intrepid Mid Cap Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Multi-Cap Market Neutral Fund, Small Cap Growth Fund and Small Cap Value Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

Multi-Cap Market Neutral Fund

In determining whether a stock is attractive or unattractive, the adviser uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as discounted cash flows and price-to-book values. The model also takes into account data concerning an issuer’s fundamentals including revisions of earnings estimates and working capital management. The data is then compiled, blending both calculations and fundamental scores, to develop an overall rank from most attractive to least attractive for each security by sector within a universe of approximately 1,100 to 1,300 highly liquid domestic stocks. The Fund seeks to enhance return by purchasing long positions in stocks that have the relatively highest scores and selling short stocks that have the relatively lowest scores.

The Fund’s strategy is to be sector neutral meaning that both the long and short positions will have approximately the same weight in the market sectors in which the Fund invests. However, the stock selection model may result in the Fund’s long and short positions being overweighted in different industries within a sector. If the stock selection model finds most stocks within an industry to be attractive, then the Fund would automatically tend to overweight that industry. If the stock selection model finds most stocks within an industry to be unattractive, then the Fund would automatically tend to engage in more short sales with regard to that industry.

The adviser periodically rebalances the positions in the Fund to the stock selection model. Ordinarily, the adviser rebalances the Fund on a monthly basis unless there are meaningful cash inflows or outflows which warrant rebalancing sooner. The Fund may hold investments in cash, U.S. government securities or other liquid securities until the next time its portfolio is rebalanced.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a

NOVEMBER 1, 2010   61

More About the Funds (continued)

loss if the securities in its short portfolio outperform the securities in its long portfolio. The adviser uses the return that an investor could achieve through an investment in 3-month U.S. Treasury bills as a benchmark against which to measure the Fund’s performance. The adviser attempts to achieve returns for the Fund’s shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. government, Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Growth Investing Risk.  (applicable to Dynamic Small Cap Growth Fund, Growth Advantage Fund, Mid Cap Growth Fund and Small Cap Growth Fund) Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk.  (applicable to Mid Cap Value Fund, Small Cap Value Fund and Value Advantage Fund) Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Smaller Cap Company Risk. (Small Cap Company and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

62   J.P. MORGAN U.S. EQUITY FUNDS

Redemption Risk. Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Multi-Cap Market Neutral Fund

Strategy Risk.  The strategy used by the Fund’s management may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. As a result, the Fund is intended for investors who plan to invest for the long-term and are able and willing to assume the risks of associated with this type of fund. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments.

Short Selling Risk.  While the Fund’s market neutral approach seeks to minimize the risks of investing in the overall stock market, it may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

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More About the Funds (continued)

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission and financial industry regulatory authorities in other countries have, in the past, imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Additional Risks

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Securities Lending Risk. (except for Intrepid Multi Cap Fund, Multi-Cap Market Neutral Fund and Value Advantage Fund) Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. With respect to the Intrepid Mid Cap Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund, in situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

ETF and Investment Company Risk.  A Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries”, the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds (except the Market Expansion Index Fund) may invest all or most of their total assets in cash and cash equivalents for

64   J.P. MORGAN U.S. EQUITY FUNDS

temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the Market Expansion Index Fund may not hold more than 10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Growth Advantage Fund

As of 8/17/05, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. In view of these changes, the Fund’s performance record prior to 8/17/05 might be less pertinent for investors considering whether to purchase shares of the Fund. Historical performance shown for Class C Shares prior to their inception on 5/1/06 is based on the performance of the Class B Shares, whose expenses are substantially similar to those of Class C Shares. Historical performance shown for Select Class Shares prior to their inception on 5/1/06 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Select Class Shares would have been different than shown because Select Class Shares have different expenses than Class A Shares. The performance for the Class A and Class B Shares before 3/23/01 is based on the performance of the Class A and Class B Shares of the Fund’s predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor’s Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.

Intrepid Multi Cap Fund

As of 4/10/06, the Fund changed its name and certain investment policies. Prior to that time, the Fund operated as JPMorgan Intrepid Contrarian Fund. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Historical performance shown for Class A and Class C Shares prior to their inception on 2/19/05 is based on the performance of the Select Class Shares of the Fund. The actual returns of Class A Shares and Class C Shares would have been lower than the returns shown because Class A and Class C Shares have higher expense ratios.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Mid Cap Value Fund

Historical performance shown for Class A, Class B and Class C Shares prior to their inception on 4/30/01 and for the Select Class Shares prior to their inception on 10/31/01 is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, Class B, Class C and Select Class Shares would have been lower than shown because Class A, Class B, Class C and Select Class Shares have higher expenses than Institutional Class Shares.

U.S. Small Company Fund

Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period before the Select Class Shares were launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 1/1/00 to 9/10/01. Historical performance shown for Class A and Class C Shares prior to their inception on 11/1/07 is based on the Fund’s Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

NOVEMBER 1, 2010   65

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Dynamic Small Cap Growth Fund
Intrepid Multi Cap Fund
Mid Cap Equity Fund
Small Cap Core Fund
Small Cap Equity Fund
U.S. Small Company Fund
Value Advantage Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Intrepid Mid Cap Fund
Market Expansion Index Fund
Mid Cap Growth Fund
Multi-Cap Market Neutral Fund
Small Cap Growth Fund
Small Cap Value Fund

Growth Advantage Fund is a series of J.P. Morgan Mutual Fund Investment Trust (JPMMFIT), a Massachusetts business trust.

Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

Prior to 1/1/10, JPMorgan Investment Advisors Inc. (JPMIA) served as investment adviser to each of the JPMT II Funds. Effective 1/1/10, JPMIA transferred its investment advisory business to JPMIM, and JPMIM became the investment adviser to the JPMT II Funds. The appointment of JPMIM did not change the fees or terms of the investment advisory agreement (other than the identity of the investment adviser).

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal period ended 6/30/10, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Dynamic Small Cap Growth Fund	0.48%
Growth Advantage Fund	0.65
Intrepid Mid Cap Fund [1]	0.65
Intrepid Multi Cap Fund	0.00
Market Expansion Index Fund [1]	0.25
Mid Cap Equity Fund	0.64
Mid Cap Growth Fund [1]	0.65
Mid Cap Value Fund	0.55
Multi-Cap Market Neutral Fund [1]	1.09
Small Cap Core Fund	0.62
Small Cap Equity Fund	0.56
Small Cap Growth Fund [1]	0.64
Small Cap Value Fund [1]	0.56
U.S. Small Company Fund	0.21
Value Advantage Fund	0.59

1	For the period from 1/1/10 to 6/30/10.

For the period 7/1/09 through 12/31/09, JPMIA was paid management fees (net of waivers, if any) as shown below, as a percentage of average daily net assets:

Intrepid Mid Cap Fund	0.65%
Market Expansion Index Fund	0.25
Mid Cap Growth Fund	0.64
Multi-Cap Market Neutral Fund	1.11
Small Cap Growth Fund	0.59
Small Cap Value Fund	0.52

A discussion of the basis the Boards of each of the Trusts and JPMFMFG used in reapproving the investment advisory agreement s for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31.

66   J.P. MORGAN U.S. EQUITY FUNDS

The Portfolio Managers

Dynamic Small Cap Growth Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985.

Growth Advantage Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM, and Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986. Information about Mr. Jones is discussed earlier in this section.

Intrepid Mid Cap Fund
Intrepid Multi Cap Fund

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the J.P. Morgan Intrepid strategies, including the Intrepid Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Intrepid Funds is led by Mr. Blum.

For the Intrepid Mid Cap Fund, Dennis S. Ruhl, Managing Director of JPMIM and a CFA charterholder, is also a portfolio manager. Mr. Ruhl has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

For the Intrepid Multi Cap Fund, the portfolio management team also includes Jason Alonzo, Vice President of JPMIM. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Alonzo has had day-to-day portfolio management responsibilities for the Intrepid Funds since 2005.

Market Expansion Index Fund

The Fund is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., Managing Director and a CFA charterholder . Dr. Iyer has served as the director of quantitative research for JPMIM or predecessor firms since 1995. Michael Loeffler, Vice President of JPMIM and a CFA charterholder , assists Dr. Iyer in the day-to-day management of the Fund, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIM or predecessor firms since 1999 when he joined as an investment operations analyst.

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM; Christopher Jones, Managing Director of JPMIM and a CFA charterholder; and Timothy Parton, Managing Director of JPMIM and a CFA charterholder . Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Information about Mr. Jones and Mr. Parton is discussed earlier in this section.

Mid Cap Growth Fund

Christopher Jones, Managing Director of JPMIM and Timothy Parton, Managing Director of JPMIM, serve as portfolio managers for the Fund. Information about Mr. Jones and Mr. Parton is discussed earlier in this section.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, joined the team as a research analyst in 2003 and became a portfolio manager in 2004. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Prior to becoming a portfolio manager in 2006, Ms. Fu joined the team as a research analyst in 2004. Before joining the team, she was a sell side analyst at J . P . Morgan Securities, Inc. Information about Mr. Simon is discussed earlier in this section.

Multi-Cap Market Neutral Fund

The Fund is managed by Dr. Iyer. Information about Dr. Iyer is discussed earlier in this section.

NOVEMBER 1, 2010   67

The Funds’ Management and Administration (continued)

Small Cap Core Fund

Christopher T. Blum, Managing Director of JPMIM, Dennis S. Ruhl, Managing Director of JPMIM and Phillip D. Hart, Vice President of JPMIM and a CFA charterholder, serve as portfolio managers for the Fund. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Information about Mr. Blum and Mr. Ruhl is discussed earlier in this section.

Small Cap Equity Fund

The portfolio management team is led by Glenn Gawronski, Managing Director of JPMIM, and Don San Jose, Managing Director of JPMIM. Mr. Gawronski has worked as portfolio manager for JPMIM or its affiliates since 2004 and has been employed with the firm since 1999. Prior to becoming a portfolio manager, he was an analyst for a micro cap portfolio. Mr. San Jose has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group.

Small Cap Growth Fund

Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, serve as portfolio managers for the Fund. Information about Mr. Jones and Mr. Shapiro is discussed earlier in this section.

Small Cap Value Fund

Christopher T. Blum, Managing Director of JPMIM, Dennis S. Ruhl, Managing Director of JPMIM and Phillip D. Hart, Vice President of JPMIM, serve as portfolio managers for the Fund. Information about Mr. Blum, Mr. Ruhl and Mr. Hart is discussed earlier in this section.

U.S. Small Company Fund

The portfolio management team is led by Christopher Blum, Managing Director of JPMIM, Dennis Ruhl, Managing Director of JPMIM and Phillip D. Hart, Vice President of JPMIM. Information about Mr. Blum , Mr. Ruhl and Mr. Hart is discussed earlier in this section.

Value Advantage Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. Information on Mr. Simon, Mr. Playford and Ms. Fu are discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to

68   J.P. MORGAN U.S. EQUITY FUNDS

sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

NOVEMBER 1, 2010   69

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the fund that is intended for Class B Shares will not be accepted and your investment will be returned.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees , and their immediate famil y m e mber s (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?

The Small Cap Equity Fund is publicly offered on a limited basis. Investors are not eligible to purchase shares of the Small Cap Equity Fund, except as described below:

•	Shareholders of record of the Fund as of June 8, 2007 are able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in such Fund;

•	Shareholders of record as of June 8, 2007 are able to add to their accounts through exchanges from other J.P. Morgan Funds;

•	Group employer retirement plans, including 401(k), 403(b) and 457 plans (and their successor plans), may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Sponsors of discretionary wrap programs may continue to utilize the Fund for new and existing discretionary wrap program accounts. In order to be eligible, the sponsor of the wrap program must have a mutual fund sales agreement with the Fund’s distributor and the wrap program must be accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Health savings account programs offered through JPMorgan Chase & Co. or its affiliates may open accounts with respect to the Fund for new participants and purchase additional shares in their existing participant accounts; or

•	Current and future J.P. Morgan SmartRetirement Funds and such other J.P. Morgan Funds as are designated by the J.P. Morgan Funds Board of Trustees will be able to purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

70   J.P. MORGAN U.S. EQUITY FUNDS

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees or Board of Directors, as applicable, has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

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How to Do Business with the Funds (continued)

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class B, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds; however, Class B Shares are no longer available for new purchases.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

Shareholders with investments in Class B Shares may continue to hold such shares until they convert to Class A Shares. However, no additional investments will be accepted in Class B Shares. Dividends and capital gain distributions may continue to be reinvested in Class B Shares until their conversion dates. In addition, shareholders invested in Class B Shares will be able to exchange those shares for Class B Shares of other J.P. Morgan Funds offering Class B Shares until they convert.

A CDSC will apply on shares of the Fund sold within six years, measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

72   J.P. MORGAN U.S. EQUITY FUNDS

Like Class B Shares, Class C Shares have higher Rule 12b-1 fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares. Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees) . These fees appear in the table called Annual Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board s , determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund. If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement; however, subsequent investment requirements will apply.

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Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees , and their immediate famil y members ( i . e ., s pouses , domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s , of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

74   J.P. MORGAN U.S. EQUITY FUNDS

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund through a Systematic Investment Plan without regard to the initial minimum investment requirement; however, subsequent investment requirements will apply.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

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How to Do Business with the Funds (continued)

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A, Class B and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A, Class B and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Market Expansion Index Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. If you purchase $1 million or more of Class A Shares of JPMorgan Market Expansion Index Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.25% of the purchase price if you redeem any or all of the Class A Shares of one of those Funds during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09, when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% (0.25% for JPMorgan Market Expansion Index Fund) of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

Each Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more of the J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Shares holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

76   J.P. MORGAN U.S. EQUITY FUNDS

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above.
If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees , and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) , of:

•  J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees and their immediate famil y m e mber s of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund

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shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

If you redeem Class B Shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
More than 6	None

78   J.P. MORGAN U.S. EQUITY FUNDS

The Distributor paid a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the Funds.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one J.P. Morgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class B and Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares of the Funds (other than JPMT II Funds) purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares of these Funds purchased on or after February 19, 2005 and for Class C Shares, the CDSC is based on the original cost of the shares.

For Class B Shares and Class C Shares of the JPMT II Funds, the CDSC is based on the original cost.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if

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How to Do Business with the Funds (continued)

you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class A Shares, Class B Shares and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of a Fund may be exchanged for existing Class B Shares of another J.P. Morgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

80   J.P. MORGAN U.S. EQUITY FUNDS

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

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How to Do Business with the Funds (continued)

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A Shares, Class B Shares and Class C Shares

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

82   J.P. MORGAN U.S. EQUITY FUNDS

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Dynamic Small Cap Growth Fund, Growth Advantage Fund, Intrepid Multi Cap Fund, Mid Cap Value Fund, Small Cap Core Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Small Company Fund and Value Advantage Fund generally distribute net investment income, if any, at least annually. The Intrepid Mid Cap Fund, Market Expansion Index Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Multi Cap Market Neutral Fund and Small Cap Value Fund generally distribute net investment income, if any, at least quarterly. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund Shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. In addition, distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in certain REIT securities, debt securities and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

84   J.P. MORGAN U.S. EQUITY FUNDS

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, with the exception of the Multi-Cap Market Neutral Fund, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2010   85

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund (except the Market Expansion Index Fund) has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

86   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*,1
•  Derivatives such as futures, options, swaps, and forward foreign currency contracts[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to a Fund which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	The Multi-Cap Market Neutral Fund does not use derivatives.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

NOVEMBER 1, 2010   87

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by Multi-Cap Market Neutral Fund

•  Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, create credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•  The Fund could make money and protect against losses if management’s analysis proves correct
• Short selling may allow the Fund to implement insights into securities it expects to underperform
• Short selling may allow the Fund to diversify its holdings across a larger number of securities

•  The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

Exchange Traded Funds (ETFs) [1] and other investment companies
•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

88   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments
•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  The Funds anticipate that total foreign investments will not exceed 20% of total assets
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

NOVEMBER 1, 2010   89

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
•  When a Fund [1] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and, may borrow from banks as permitted by law

Short-term trading
•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	The Intrepid Multi Cap Fund, Multi-Cap Market Neutral Fund and Value Advantage Fund do not engage in securities lending.

90   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities
•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

NOVEMBER 1, 2010   91

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gains
Dynamic Small Cap Growth Fund
Class A
Year Ended June 30, 2010	$11.89	$(0.13	)(e)	$2.04	$1.91	$—
Year Ended June 30, 2009	16.65	(0.11	)(e)	(4.65)	(4.76)	—
Year Ended June 30, 2008	20.73	(0.19	)(e)	(2.09)	(2.28)	(1.80)
Year Ended June 30, 2007	19.34	(0.19	)(e)	3.59	3.40	(2.01)
January 1, 2006 through June 30, 2006 (f)	18.12	(0.09	)(e)	1.31	1.22	—
Year Ended December 31, 2005	18.46	(0.21	)(e)	1.20	0.99	(1.33)

Class B
Year Ended June 30, 2010	10.73	(0.19	)(e)	1.83	1.64	—
Year Ended June 30, 2009	15.12	(0.16	)(e)	(4.23)	(4.39)	—
Year Ended June 30, 2008	19.09	(0.28	)(e)	(1.89)	(2.17)	(1.80)
Year Ended June 30, 2007	18.07	(0.29	)(e)	3.32	3.03	(2.01)
January 1, 2006 through June 30, 2006 (f)	16.97	(0.14	)(e)	1.24	1.10	—
Year Ended December 31, 2005	17.47	(0.29	)(e)	1.12	0.83	(1.33)

Class C
Year Ended June 30, 2010	10.71	(0.19	)(e)	1.83	1.64	—
Year Ended June 30, 2009	15.09	(0.16	)(e)	(4.22)	(4.38)	—
Year Ended June 30, 2008	19.06	(0.28	)(e)	(1.89)	(2.17)	(1.80)
Year Ended June 30, 2007	18.04	(0.29	)(e)	3.32	3.03	(2.01)
January 1, 2006 through June 30, 2006 (f)	16.95	(0.14	)(e)	1.23	1.09	—
Year Ended December 31, 2005	17.44	(0.30	)(e)	1.14	0.84	(1.33)

Select Class
Year Ended June 30, 2010	12.50	(0.08	)(e)	2.14	2.06	—
Year Ended June 30, 2009	17.44	(0.06	)(e)	(4.88)	(4.94)	—
Year Ended June 30, 2008	21.53	(0.12	)(e)	(2.17)	(2.29)	(1.80)
Year Ended June 30, 2007	19.95	(0.12	)(e)	3.71	3.59	(2.01)
January 1, 2006 to June 30, 2006 (f)	18.65	(0.05	)(e)	1.35	1.30	—
Year Ended December 31, 2005	18.89	(0.14	)(e)	1.23	1.09	(1.33)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

92   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.80	16.06%	$72,134	1.49%	(0.92)%	1.78%	120%
11.89	(28.59)	51,434	1.50	(0.86)	2.16	83
16.65	(11.92)	77,384	1.50	(0.99)	1.95	122
20.73	18.59	87,347	1.50	(1.00)	2.04	144
19.34	6.73	82,529	1.50	(0.94)	1.82	86
18.12	5.29	75,940	1.50	(1.16)	1.67	143

12.37	15.28	2,326	2.09	(1.58)	2.39	120
10.73	(29.03)	16,081	2.10	(1.46)	2.65	83
15.12	(12.38)	27,388	2.10	(1.59)	2.44	122
19.09	17.81	35,349	2.10	(1.61)	2.53	144
18.07	6.48	40,478	2.10	(1.54)	2.32	86
16.97	4.66	41,440	2.06	(1.72)	2.15	143

12.35	15.31	45,949	2.09	(1.53)	2.30	120
10.71	(29.03)	40,775	2.10	(1.46)	2.66	83
15.09	(12.40)	58,290	2.10	(1.59)	2.44	122
19.06	17.84	72,836	2.10	(1.60)	2.55	144
18.04	6.43	54,608	2.10	(1.54)	2.32	86
16.95	4.73	43,211	2.06	(1.72)	2.18	143

14.56	16.48	51,872	1.09	(0.52)	1.53	120
12.50	(28.33)	36,584	1.10	(0.46)	1.92	83
17.44	(11.50)	35,071	1.10	(0.60)	1.70	122
21.53	19.00	31,603	1.10	(0.60)	1.80	144
19.95	6.97	28,212	1.10	(0.54)	1.57	86
18.65	5.70	21,753	1.10	(0.77)	1.43	143

NOVEMBER 1, 2010   93

Financial Highlights (continued)

				Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Growth Advantage Fund (e)
Class A
Year Ended June 30, 2010	$5.88	$(0.03	)(h)	$0.91	$0.88
Year Ended June 30, 2009	8.14	(0.03	)(h)	(2.23)	(2.26)
Year Ended June 30, 2008	8.18	(0.05	)(h)	0.01	(0.04)
Year Ended June 30, 2007	6.63	(0.05	)(h)	1.60	1.55
January 1, 2006 through June 30, 2006 (f)	6.35	(0.01	)(h)	0.29	0.28
Year Ended December 31, 2005	5.74	(0.05	)(h)	0.66	0.61

Class B
Year Ended June 30, 2010	5.51	(0.06	)(h)	0.86	0.80
Year Ended June 30, 2009	7.67	(0.06	)(h)	(2.10)	(2.16)
Year Ended June 30, 2008	7.76	(0.09	)(h)	— (j)	(0.09)
Year Ended June 30, 2007	6.33	(0.10	)(h)	1.53	1.43
January 1, 2006 through June 30, 2006 (f)	6.08	(0.03	)(h)	0.28	0.25
Year Ended December 31, 2005	5.54	(0.09	)(h)	0.63	0.54

Class C
Year Ended June 30, 2010	5.52	(0.06	)(h)	0.85	0.79
Year Ended June 30, 2009	7.68	(0.06	)(h)	(2.10)	(2.16)
Year Ended June 30, 2008	7.76	(0.09	)(h)	0.01	(0.08)
Year Ended June 30, 2007	6.34	(0.11	)(h)	1.53	1.42
May 1, 2006 (g) through June 30, 2006 (f)	6.80	(0.04	)(h)	(0.42)	(0.46)

Select Class
Year Ended June 30, 2010	5.93	(0.01	)(h)	0.91	0.90
Year Ended June 30, 2009	8.18	(0.01	)(h)	(2.24)	(2.25)
Year Ended June 30, 2008	8.20	(0.03	)(h)	0.01	(0.02)
Year Ended June 30, 2007	6.64	(0.04	)(h)	1.60	1.56
May 1, 2006 (g) to June 30, 2006 (f)	7.11	(0.01	)(h)	(0.46)	(0.47)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Prior to August 17, 2005, the Fund was named JPMorgan Mid Cap Growth Fund.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Commencement of offering of class of shares.

(h)	Calculated based upon average shares outstanding.

(i)	Includes interest expense of 0.01%.

(j)	Amount rounds to less than $0.01.

94   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$6.76	14.97%	$101,814	1.31%		(0.41)%	1.31%	102%
5.88	(27.76)	71,841	1.35		(0.48)	1.42	119
8.14	(0.49)	70,546	1.34		(0.58)	1.47	118
8.18	23.38	49,782	1.36	(i)	(0.71)	1.66	159
6.63	4.41	71,538	1.35		(0.37)	1.90	81
6.35	10.63	54,737	1.35		(0.81)	1.75	140

6.31	14.52	3,070	1.81		(0.91)	1.81	102
5.51	(28.16)	3,304	1.87		(1.02)	1.92	119
7.67	(1.16)	4,340	1.91		(1.16)	1.94	118
7.76	22.59	1,501	2.06	(i)	(1.43)	2.17	159
6.33	4.11	1,230	2.05		(1.02)	2.40	81
6.08	9.75	1,359	2.05		(1.51)	2.24	140

6.31	14.31	12,811	1.81		(0.91)	1.81	102
5.52	(28.13)	9,300	1.87		(1.02)	1.91	119
7.68	(1.03)	14,499	1.88		(1.16)	1.89	118
7.76	22.40	251	2.07	(i)	(1.49)	2.18	159
6.34	(6.76)	14	2.05		(1.32)	2.37	81

6.83	15.18	604,663	1.06		(0.16)	1.06	102
5.93	(27.51)	441,345	1.10		(0.24)	1.17	119
8.18	(0.24)	399,777	1.09		(0.41)	1.12	118
8.20	23.49	10,985	1.11	(i)	(0.50)	1.45	159
6.64	(6.61)	14	1.10		(0.37)	1.61	81

NOVEMBER 1, 2010   95

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid Mid Cap Fund
Class A
Year Ended June 30, 2010	$9.53	$0.07	(c)	$2.02		$2.09	$(0.08)	$—	$(0.08)
Year Ended June 30, 2009	14.39	0.12	(c)	(4.61	)(d)	(4.49)	(0.12)	(0.25)	(0.37)
Year Ended June 30, 2008	18.57	0.04	(c)	(2.37)		(2.33)	(0.05)	(1.80)	(1.85)
Year Ended June 30, 2007	17.33	0.05	(c)	2.94		2.99	(0.06)	(1.69)	(1.75)
Year Ended June 30, 2006	20.61	0.05	(c)	2.97		3.02	(0.05)	(6.25)	(6.30)

Class B
Year Ended June 30, 2010	8.63	(0.01	)(c)	1.84		1.83	(0.02)	—	(0.02)
Year Ended June 30, 2009	13.11	0.06	(c)	(4.21	)(d)	(4.15)	(0.08)	(0.25)	(0.33)
Year Ended June 30, 2008	17.16	(0.05	)(c)	(2.19)		(2.24)	(0.01)	(1.80)	(1.81)
Year Ended June 30, 2007	16.18	(0.05	)(c)	2.73		2.68	(0.01)	(1.69)	(1.70)
Year Ended June 30, 2006	19.68	(0.06	)(c)	2.81		2.75	—	(6.25)	(6.25)

Class C
Year Ended June 30, 2010	8.64	(0.01	)(c)	1.84		1.83	(0.02)	—	(0.02)
Year Ended June 30, 2009	13.12	0.06	(c)	(4.21	)(d)	(4.15)	(0.08)	(0.25)	(0.33)
Year Ended June 30, 2008	17.17	(0.05	)(c)	(2.19)		(2.24)	(0.01)	(1.80)	(1.81)
Year Ended June 30, 2007	16.19	(0.05	)(c)	2.74		2.69	(0.02)	(1.69)	(1.71)
Year Ended June 30, 2006	19.68	(0.05	)(c)	2.81		2.76	—	(6.25)	(6.25)

Select Class
Year Ended June 30, 2010	9.84	0.11	(c)	2.08		2.19	(0.11)	—	(0.11)
Year Ended June 30, 2009	14.83	0.15	(c)	(4.75	)(d)	(4.60)	(0.14)	(0.25)	(0.39)
Year Ended June 30, 2008	19.09	0.08	(c)	(2.45)		(2.37)	(0.09)	(1.80)	(1.89)
Year Ended June 30, 2007	17.75	0.10	(c)	3.03		3.13	(0.10)	(1.69)	(1.79)
Year Ended June 30, 2006	20.96	0.10	(c)	3.03		3.13	(0.09)	(6.25)	(6.34)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(e)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return

96   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.54	21.93%		$120,375	1.24%	0.63%	1.43%	65%
9.53	(30.94	)(d)	105,702	1.24	1.22	1.55	64
14.39	(13.02	)(e)	190,093	1.24	0.23	1.37	109
18.57	18.13		237,337	1.24	0.29	1.36	117
17.33	16.32		165,869	1.23	0.26	1.34	136

10.44	21.15		10,845	1.93	(0.06)	1.93	65
8.63	(31.38	)(d)	11,745	1.85	0.60	2.04	64
13.11	(13.61	)(e)	22,749	1.83	(0.37)	1.87	109
17.16	17.47		31,601	1.83	(0.30)	1.85	117
16.18	15.59		24,283	1.83	(0.32)	1.84	136

10.45	21.14		22,273	1.92	(0.06)	1.93	65
8.64	(31.35	)(d)	16,706	1.85	0.61	2.05	64
13.12	(13.60	)(e)	31,298	1.83	(0.36)	1.87	109
17.17	17.47		39,678	1.83	(0.30)	1.86	117
16.19	15.64		22,849	1.83	(0.29)	1.84	136

11.92	22.23		202,190	0.99	0.88	1.18	65
9.84	(30.77	)(d)	224,925	0.99	1.48	1.30	64
14.83	(12.89	)(e)	391,384	0.99	0.46	1.12	109
19.09	18.52		646,572	0.99	0.55	1.10	117
17.75	16.61		628,156	0.98	0.49	1.09	136

NOVEMBER 1, 2010   97

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid Multi Cap Fund
Class A
Year Ended June 30, 2010	$13.42	$0.05	(e)	$2.16	$2.21	$(0.19)	$—	$ (0.19)
Year Ended June 30, 2009	19.88	0.14	(e)	(6.54)	(6.40)	(0.06)	—	(0.06)
Year Ended June 30, 2008	25.22	0.10	(e)	(4.52)	(4.42)	(0.09)	(0.83)	(0.92)
Year Ended June 30, 2007	22.30	0.11	(e)	4.47	4.58	(0.11)	(1.55)	(1.66)
January 1, 2006 through June 30, 2006 (f)	21.38	0.05	(e)	0.87	0.92	—	—	—
February 19, 2005 (g) through December 31, 2005	23.00	0.13	(e)	1.62	1.75	(0.20)	(3.17)	(3.37)

Class C
Year Ended June 30, 2010	13.27	(0.03	)(e)	2.13	2.10	(0.15)	—	(0.15)
Year Ended June 30, 2009	19.65	0.07	(e)	(6.45)	(6.38)	—	—	—
Year Ended June 30, 2008	24.99	(0.02	)(e)	(4.48)	(4.50)	(0.01)	(0.83)	(0.84)
Year Ended June 30, 2007	22.17	(0.01	)(e)	4.44	4.43	(0.06)	(1.55)	(1.61)
January 1, 2006 through June 30, 2006 (f)	21.31	—	(e) (i)	0.86	0.86	—	—	—
February 19, 2005 (g) through December 31, 2005	23.00	0.05	(e)	1.60	1.65	(0.17)	(3.17)	(3.34)

Select Class
Year Ended June 30, 2010	13.46	0.09	(e)	2.17	2.26	(0.21)	—	(0.21)
Year Ended June 30, 2009	19.97	0.18	(e)	(6.58)	(6.40)	(0.11)	—	(0.11)
Year Ended June 30, 2008	25.32	0.14	(e)	(4.52)	(4.38)	(0.14)	(0.83)	(0.97)
Year Ended June 30, 2007	22.35	0.16	(e)	4.50	4.66	(0.14)	(1.55)	(1.69)
January 1, 2006 through June 30, 2006 (f)	21.41	0.07	(e)	0.87	0.94	—	—	—
Year Ended December 31, 2005	23.25	0.22	(e)	1.33	1.55	(0.22)	(3.17)	(3.39)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Commencement of offering of class of shares.

(h)	Includes interest expense of 0.01%.

(i)	Amount rounds to less than $ 0.01.

98   J.P. MORGAN U.S. EQUITY FUNDS

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$15.44	16.36%	$7,503	1.25%		0.30%	2.59%	145%
13.42	(32.17)	6,582	1.25		1.01	2.60	105
19.88	(17.88)	11,456	1.25		0.43	1.80	108
25.22	21.52	12,967	1.25		0.46	1.83	89
22.30	4.30	4,335	1.25		0.46	2.39	79
21.38	7.53	697	1.25		0.67	2.05	177

15.22	15.73	2,302	1.75		(0.21)	3.10	145
13.27	(32.47)	2,384	1.75		0.49	3.07	105
19.65	(18.34)	4,904	1.76	(h)	(0.07)	2.30	108
24.99	20.92	5,408	1.75		(0.04)	2.32	89
22.17	4.04	1,424	1.75		(0.02)	2.90	79
21.31	7.09	164	1.75		0.23	2.54	177

15.51	16.65	897	1.00		0.54	2.37	145
13.46	(32.01)	1,102	1.00		1.25	2.17	105
19.97	(17.67)	5,310	1.00		0.60	1.46	108
25.32	21.88	21,877	1.00		0.69	1.59	89
22.35	4.39	15,689	1.00		0.61	2.06	79
21.41	6.59	19,617	1.00		0.93	1.70	177

NOVEMBER 1, 2010   99

Financial Highlights (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Market Expansion Index Fund
Class A
Year Ended June 30, 2010	$6.88	$0.06	(e)	$1.55		$1.61	$(0.07)	$—	$(0.07)
Year Ended June 30, 2009	10.21	0.09	(e)	(3.02	)(f)	(2.93)	(0.08)	(0.32)	(0.40)
Year Ended June 30, 2008	13.58	0.08	(e)	(1.63)		(1.55)	(0.07)	(1.75)	(1.82)
Year Ended June 30, 2007	12.47	0.09	(e)	2.13		2.22	(0.09)	(1.02)	(1.11)
Year Ended June 30, 2006	12.05	0.07		1.51		1.58	(0.08)	(1.08)	(1.16)

Class B
Year Ended June 30, 2010	6.70	—	(e)(h)	1.49		1.49	(0.01)	—	(0.01)
Year Ended June 30, 2009	9.97	0.03	(e)	(2.94	)(f)	(2.91)	(0.04)	(0.32)	(0.36)
Year Ended June 30, 2008	13.33	(0.01	)(e)	(1.59)		(1.60)	(0.01)	(1.75)	(1.76)
Year Ended June 30, 2007	12.28	—	(e)(h)	2.09		2.09	(0.02)	(1.02)	(1.04)
Year Ended June 30, 2006	11.89	(0.01)		1.48		1.47	— (h)	(1.08)	(1.08)

Class C
Year Ended June 30, 2010	6.45	—	(e)(h)	1.44		1.44	(0.01)	—	(0.01)
Year Ended June 30, 2009	9.63	0.03	(e)	(2.84	)(f)	(2.81)	(0.05)	(0.32)	(0.37)
Year Ended June 30, 2008	12.94	(0.01	)(e)	(1.54)		(1.55)	(0.01)	(1.75)	(1.76)
Year Ended June 30, 2007	11.96	—	(e)(h)	2.02		2.02	(0.02)	(1.02)	(1.04)
Year Ended June 30, 2006	11.60	(0.01)		1.45		1.44	— (h)	(1.08)	(1.08)

Select Class
Year Ended June 30, 2010	6.91	0.09	(e)	1.54		1.63	(0.09)	—	(0.09)
Year Ended June 30, 2009	10.24	0.10	(e)	(3.01	)(f)	(2.91)	(0.10)	(0.32)	(0.42)
Year Ended June 30, 2008	13.61	0.11	(e)	(1.63)		(1.52)	(0.10)	(1.75)	(1.85)
Year Ended June 30, 2007	12.50	0.12	(e)	2.13		2.25	(0.12)	(1.02)	(1.14)
Year Ended June 30, 2006	12.07	0.10		1.52		1.62	(0.11)	(1.08)	(1.19)

Mid Cap Equity Fund
Class A
November 2, 2009 (i) through June 30, 2010	21.55	0.05		1.41		1.46	(0.06)	—	(0.06)

Class C
November 2, 2009 (i) through June 30, 2010	21.55	(0.03)		1.41		1.38	— (h)	—	— (h)

Select Class
Year Ended June 30, 2010	18.97	0.12		4.00		4.12	(0.12)	—	(0.12)
Year Ended June 30, 2009	28.63	0.18		(8.37)		(8.19)	(0.17)	(1.30)	(1.47)
Year Ended June 30, 2008	37.93	0.11		(2.80)		(2.69)	(0.11)	(6.50)	(6.61)
Year Ended June 30, 2007	34.51	0.12		6.13		6.25	(0.10)	(2.73)	(2.83)
January 1, 2006 to June 30, 2006 (j)	32.87	0.14	(e)	1.64		1.78	(0.14)	—	(0.14)
Year Ended December 31, 2005	33.30	0.10	(e)	3.09		3.19	(0.09)	(3.53)	(3.62)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

(f)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(g)	Includes a gain resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	Amount rounds to less than $0.01.

(i)	Commencement of offering of class of shares.

(j)	The Fund changed its fiscal year end from December 31 to June 30.

100   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.42	23.30%		$57,906	0.69%	0.75%	0.91%	61%
6.88	(28.22	)(f)	45,589	0.75	1.18	1.01	70
10.21	(11.79	) (g)	65,663	0.70	0.70	0.94	65
13.58	18.69		82,813	0.70	0.72	0.94	44
12.47	13.63		75,282	0.66	0.62	0.95	53

8.18	22.21		7,104	1.41	0.03	1.41	61
6.70	(28.69	)(f)	8,587	1.49	0.44	1.50	70
9.97	(12.45	) (g)	17,126	1.44	(0.05)	1.44	65
13.33	17.82		26,451	1.43	(0.03)	1.43	44
12.28	12.81		28,614	1.40	(0.12)	1.45	53

7.88	22.34		9,919	1.41	0.03	1.41	61
6.45	(28.75	)(f)	8,906	1.49	0.44	1.50	70
9.63	(12.43	) (g)	15,669	1.44	(0.06)	1.44	65
12.94	17.75		25,149	1.43	(0.01)	1.44	44
11.96	12.88		21,753	1.40	(0.12)	1.45	53

8.45	23.49		774,830	0.44	1.00	0.66	61
6.91	(28.00	)(f)	591,735	0.51	1.43	0.76	70
10.24	(11.55	)(g)	485,717	0.45	0.95	0.69	65
13.61	18.92		584,141	0.45	0.97	0.69	44
12.50	13.96		542,088	0.41	0.87	0.70	53

22.95	6.77		1,394	1.24	0.30	1.44	56

22.93	6.40		65	1.74	(0.23)	1.92	56

22.97	21.72		463,478	0.89	0.55	1.17	56
18.97	(28.02)		195,785	0.90	0.94	1.20	107
28.63	(8.19)		189,589	0.91	0.32	1.12	79
37.93	18.97		284,546	0.90	0.35	1.09	82
34.51	5.42		298,104	0.90	0.85	1.08	41
32.87	9.61		268,582	0.90	0.29	1.08	99

NOVEMBER 1, 2010   101

Financial Highlights (continued)

						Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net realized gains
Mid Cap Growth Fund (c)
Class A
Year Ended June 30, 2010	$13.68	$(0.09	)(d)	$2.76		$2.67	$—
Year Ended June 30, 2009	20.46	(0.07	)(d)	(6.33	)(e)	(6.40)	(0.38)
Year Ended June 30, 2008	24.89	(0.17	)(d)	(0.45)		(0.62)	(3.81)
Year Ended June 30, 2007	24.85	(0.18	)(d)	4.41		4.23	(4.19)
Year Ended June 30, 2006	23.99	(0.10)		2.97		2.87	(2.01)

Class B
Year Ended June 30, 2010	10.85	(0.14	)(d)	2.19		2.05	—
Year Ended June 30, 2009	16.45	(0.13	)(d)	(5.09	)(e)	(5.22)	(0.38)
Year Ended June 30, 2008	20.88	(0.26	)(d)	(0.36)		(0.62)	(3.81)
Year Ended June 30, 2007	21.59	(0.28	)(d)	3.76		3.48	(4.19)
Year Ended June 30, 2006	21.21	(0.70)		3.09		2.39	(2.01)

Class C
Year Ended June 30, 2010	12.39	(0.16	)(d)	2.50		2.34	—
Year Ended June 30, 2009	18.70	(0.15	)(d)	(5.78	)(e)	(5.93)	(0.38)
Year Ended June 30, 2008	23.21	(0.29	)(d)	(0.41)		(0.70)	(3.81)
Year Ended June 30, 2007	23.57	(0.31	)(d)	4.14		3.83	(4.19)
Year Ended June 30, 2006	22.98	(0.43)		3.03		2.60	(2.01)

Select Class
Year Ended June 30, 2010	14.57	(0.04	)(d)	2.94		2.90	—
Year Ended June 30, 2009	21.68	(0.03	)(d)	(6.70	)(e)	(6.73)	(0.38)
Year Ended June 30, 2008	26.10	(0.12	)(d)	(0.49)		(0.61)	(3.81)
Year Ended June 30, 2007	25.81	(0.12	)(d)	4.60		4.48	(4.19)
Year Ended June 30, 2006	24.78	0.10		2.94		3.04	(2.01)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(c)	Prior to June 27, 2009, the Fund was named JPMorgan Diversified Mid Cap Growth Fund.

(d)	Calculated based upon average shares outstanding.

(e)	Affiliates of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return and the net realized and unrealized gains (losses) on investments per share.

(f)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

102   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$16.35	19.52%		$560,054	1.24%	(0.53)%	1.42%	82%
13.68	(30.97	)(e)	520,201	1.24	(0.48)	1.56	96
20.46	(3.22	)(f)	384,225	1.24	(0.75)	1.39	95
24.89	18.65		480,084	1.24	(0.73)	1.36	119
24.85	12.20		451,565	1.24	(0.42)	1.41	112

12.90	18.89		20,893	1.77	(1.07)	1.92	82
10.85	(31.35	)(e)	29,963	1.88	(1.14)	2.03	96
16.45	(3.90	)(f)	69,186	1.88	(1.38)	1.89	95
20.88	17.93		123,779	1.86	(1.35)	1.86	119
21.59	11.51		155,268	1.89	(1.07)	1.91	112

14.73	18.89		23,389	1.77	(1.06)	1.92	82
12.39	(31.38	)(e)	25,624	1.88	(1.13)	2.04	96
18.70	(3.85	)(f)	27,785	1.88	(1.38)	1.89	95
23.21	17.90		38,805	1.86	(1.35)	1.86	119
23.57	11.53		42,448	1.89	(1.07)	1.91	112

17.47	19.90		685,843	0.93	(0.22)	1.17	82
14.57	(30.74	)(e)	631,380	0.98	(0.23)	1.30	96
21.68	(3.02	)(f)	539,292	0.99	(0.49)	1.13	95
26.10	18.95		740,208	0.99	(0.48)	1.11	119
25.81	12.51		769,574	0.99	(0.19)	1.16	112

NOVEMBER 1, 2010   103

Financial Highlights (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Mid Cap Value Fund
Class A
Year Ended June 30, 2010	$15.24	$0.19	(f)	$3.48	$3.67	$—	$—	$—
Year Ended June 30, 2009	21.91	0.28	(f)	(5.92)	(5.64)	(0.34)	(0.69)	(1.03)
Year Ended June 30, 2008	27.71	0.16		(3.78)	(3.62)	(0.12)	(2.06)	(2.18)
Year Ended June 30, 2007	24.73	0.17		4.21	4.38	(0.25)	(1.15)	(1.40)
January 1, 2006 through June 30, 2006 (e)	23.28	0.14		1.31	1.45	—	—	—
Year Ended December 31, 2005	22.05	0.12	(f)	1.84	1.96	(0.12)	(0.61)	(0.73)

Class B
Year Ended June 30, 2010	14.89	0.10	(f)	3.39	3.49	—	—	—
Year Ended June 30, 2009	21.39	0.20	(f)	(5.79)	(5.59)	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2008	27.11	0.03		(3.69)	(3.66)	—	(2.06)	(2.06)
Year Ended June 30, 2007	24.21	0.05		4.12	4.17	(0.12)	(1.15)	(1.27)
January 1, 2006 through June 30, 2006 (e)	22.86	0.08		1.27	1.35	—	—	—
Year Ended December 31, 2005	21.66	—	(f) (g)	1.81	1.81	—	(0.61)	(0.61)

Class C
Year Ended June 30, 2010	14.94	0.10	(f)	3.40	3.50	—	—	—
Year Ended June 30, 2009	21.45	0.20	(f)	(5.80)	(5.60)	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2008	27.17	0.04		(3.70)	(3.66)	—	(2.06)	(2.06)
Year Ended June 30, 2007	24.26	0.05		4.13	4.18	(0.12)	(1.15)	(1.27)
January 1, 2006 through June 30, 2006 (e)	22.90	0.08		1.28	1.36	—	—	—
Year Ended December 31, 2005	21.70	—	(f) (g)	1.81	1.81	— (g)	(0.61)	(0.61)

Select Class
Year Ended June 30, 2010	15.34	0.24	(f)	3.49	3.73	— (g)	—	— (g)
Year Ended June 30, 2009	22.14	0.34	(f)	(6.01)	(5.67)	(0.44)	(0.69)	(1.13)
Year Ended June 30, 2008	27.96	0.27		(3.85)	(3.58)	(0.18)	(2.06)	(2.24)
Year Ended June 30, 2007	24.93	0.27		4.22	4.49	(0.31)	(1.15)	(1.46)
January 1, 2006 to June 30, 2006 (e)	23.44	0.17		1.32	1.49	—	—	—
Year Ended December 31, 2005	22.18	0.18	(f)	1.85	2.03	(0.16)	(0.61)	(0.77)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

104   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$18.91	24.08%	$1,705,572	1.23%	1.04%	1.40%	34%
15.24	(25.49)	1,600,044	1.25	1.71	1.42	47
21.91	(13.70)	2,661,377	1.25	0.66	1.42	31
27.71	18.21	3,822,632	1.25	0.71	1.35	45
24.73	6.23	3,001,515	1.25	1.15	1.39	20
23.28	8.87	2,822,767	1.25	0.54	1.39	45

18.38	23.44	96,966	1.74	0.53	1.90	34
14.89	(25.89)	108,114	1.75	1.21	1.92	47
21.39	(14.14)	163,091	1.75	0.15	1.92	31
27.11	17.65	237,745	1.75	0.20	1.85	45
24.21	5.91	229,998	1.75	0.64	1.89	20
22.86	8.36	233,396	1.77	(0.01)	1.89	45

18.44	23.43	309,513	1.74	0.53	1.90	34
14.94	(25.88)	299,956	1.75	1.20	1.92	47
21.45	(14.11)	523,722	1.75	0.14	1.92	31
27.17	17.64	818,261	1.75	0.20	1.85	45
24.26	5.94	790,689	1.75	0.64	1.89	20
22.90	8.34	822,366	1.76	0.01	1.89	45

19.07	24.35	1,061,308	0.98	1.29	1.15	34
15.34	(25.31)	766,965	1.00	2.05	1.18	47
22.14	(13.46)	721,777	1.00	0.90	1.16	31
27.96	18.49	1,183,839	1.00	0.95	1.10	45
24.93	6.36	1,255,960	1.00	1.40	1.14	20
23.44	9.16	1,222,881	1.00	0.80	1.13	45

NOVEMBER 1, 2010   105

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions	Redemption fees
Multi-Cap Market Neutral Fund
Class A
Year Ended June 30, 2010	$10.21	$(0.17	)(d)	$(0.33)	$(0.50)	$—	$—	$—	$—	$—
Year Ended June 30, 2009	10.23	(0.08	)(d)	0.06	(0.02)	—	—	—	—	—
Year Ended June 30, 2008	11.24	0.28	(d)	(0.74)	(0.46)	(0.54)	—	(0.01)	(0.55)	—
Year Ended June 30, 2007	10.98	0.37		0.20	0.57	(0.31)	—	—	(0.31)	—
Year Ended June 30, 2006	10.93	0.26		0.28	0.54	(0.17)	(0.32)	—	(0.49)	—	(e)

Class B
Year Ended June 30, 2010	10.01	(0.23	)(d)	(0.34)	(0.57)	—	—	—	—	—
Year Ended June 30, 2009	10.10	(0.15	)(d)	0.06	(0.09)	—	—	—	—	—
Year Ended June 30, 2008	11.07	0.17	(d)	(0.70)	(0.53)	(0.43)	—	(0.01)	(0.44)	—
Year Ended June 30, 2007	10.80	0.29		0.20	0.49	(0.22)	—	—	(0.22)	—
Year Ended June 30, 2006	10.76	0.17		0.28	0.45	(0.09)	(0.32)	—	(0.41)	—	(e)

Class C
Year Ended June 30, 2010	10.02	(0.23	)(d)	(0.33)	(0.56)	—	—	—	—	—
Year Ended June 30, 2009	10.12	(0.15	)(d)	0.05	(0.10)	—	—	—	—	—
Year Ended June 30, 2008	11.07	0.19	(d)	(0.71)	(0.52)	(0.42)	—	(0.01)	(0.43)	—
Year Ended June 30, 2007	10.80	0.29		0.20	0.49	(0.22)	—	—	(0.22)	—
Year Ended June 30, 2006	10.77	0.17		0.27	0.44	(0.09)	(0.32)	—	(0.41)	—	(e)

Select Class
Year Ended June 30, 2010	10.27	(0.14	)(d)	(0.34)	(0.48)	—	—	—	—	—
Year Ended June 30, 2009	10.27	(0.05	)(d)	0.05	— (e)	—	—	—	—	—
Year Ended June 30, 2008	11.31	0.30	(d)	(0.73)	(0.43)	(0.60)	—	(0.01)	(0.61)	—
Year Ended June 30, 2007	11.04	0.36		0.25	0.61	(0.34)	—	—	(0.34)	—
Year Ended June 30, 2006	10.99	0.24		0.32	0.56	(0.19)	(0.32)	—	(0.51)	—	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Commencing June 30, 2009, the Fund will present portfolio turnovers in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.

(d)	Calculated based upon average shares outstanding.

(e)	Amount rounds to less than $0.01.

106   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
		Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including dividend expense for securities sold short) (b)	Net expenses (excluding dividend expense for securities sold short) (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend expense for securities sold short)	Expenses without waivers, reimbursements and earnings credits (excluding dividend expense for securities sold short)	Portfolio turnover rate (excluding short sales) (c)	Portfolio turnover rate (including short sales) (c)

$9.71	(4.90)%	$94,549	2.94%	1.49%	(1.65)%	3.39%	1.94%	146%	348%
10.21	(0.20)	67,884	2.84	1.50	(0.79)	3.29	1.95	175	350
10.23	(4.00)	77,838	2.52	1.51	2.62	2.94	1.93	116	—
11.24	5.27	204,059	2.69	1.50	3.32	3.10	1.91	96	—
10.98	5.14	190,855	2.60	1.50	2.38	3.02	1.92	121	—

9.44	(5.69)	7,849	3.69	2.24	(2.39)	3.89	2.44	146	348
10.01	(0.89)	12,766	3.59	2.25	(1.55)	3.79	2.45	175	350
10.10	(4.77)	16,402	3.28	2.26	1.66	3.45	2.43	116	—
11.07	4.56	24,974	3.44	2.25	2.60	3.60	2.41	96	—
10.80	4.33	28,129	3.35	2.25	1.63	3.52	2.42	121	—

9.46	(5.59)	39,610	3.70	2.24	(2.39)	3.89	2.44	146	348
10.02	(0.99)	61,467	3.59	2.25	(1.54)	3.79	2.45	175	350
10.12	(4.71)	90,603	3.28	2.26	1.79	3.45	2.43	116	—
11.07	4.56	187,546	3.44	2.25	2.60	3.60	2.41	96	—
10.80	4.25	200,403	3.35	2.25	1.61	3.52	2.42	121	—

9.79	(4.67)	433,539	2.70	1.24	(1.39)	3.15	1.69	146	348
10.27	0.00	528,478	2.59	1.25	(0.45)	3.04	1.70	175	350
10.27	(3.73)	933,631	2.27	1.25	2.79	2.69	1.67	116	—
11.31	5.59	1,852,145	2.44	1.25	3.55	2.85	1.66	96	—
11.04	5.36	1,457,434	2.35	1.25	2.71	2.77	1.67	121	—

NOVEMBER 1, 2010   107

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Small Cap Core Fund
Select Class
Year Ended June 30, 2010	$23.28	$0.09		$5.47		$5.56	$(0.24)	$—	$(0.24)
Year Ended June 30, 2009	35.77	0.27		(10.26	)(g)(h)	(9.99)	(0.14)	(2.36)	(2.50)
Year Ended June 30, 2008	51.34	0.34		(9.43)		(9.09)	(0.27)	(6.21)	(6.48)
Year Ended June 30, 2007	47.21	0.25		7.07		7.32	(0.22)	(2.97)	(3.19)
January 1, 2006 to June 30, 2006 (e)	43.99	0.09		3.13		3.22	—	—	—
Year Ended December 31, 2005	43.46	0.18		1.52		1.70	(0.19)	(0.98)	(1.17)

Small Cap Equity Fund
Class A
Year Ended June 30, 2010	23.59	0.05	(i)	3.94		3.99	(0.04)	—	(0.04)
Year Ended June 30, 2009	27.42	(0.03	)(i)	(3.80)		(3.83)	—	—	—
Year Ended June 30, 2008	33.16	0.05	(i)	(3.91)		(3.86)	(0.12)	(1.76)	(1.88)
Year Ended June 30, 2007	28.30	0.13	(i)	6.01		6.14	— (j)	(1.28)	(1.28)
January 1, 2006 through June 30, 2006 (e)	26.30	(0.01	)(i)	2.01		2.00	—	—	—
Year Ended December 31, 2005	26.44	(0.08	)(i)	3.36		3.28	—	(3.42)	(3.42)

Class B
Year Ended June 30, 2010	20.46	(0.08	)(i)	3.41		3.33	—	—	—
Year Ended June 30, 2009	23.90	(0.12	)(i)	(3.32)		(3.44)	—	—	—
Year Ended June 30, 2008	29.17	(0.08	)(i)	(3.43)		(3.51)	—	(1.76)	(1.76)
Year Ended June 30, 2007	25.16	(0.03	)(i)	5.32		5.29	—	(1.28)	(1.28)
January 1, 2006 through June 30, 2006 (e)	23.44	(0.07	)(i)	1.79		1.72	—	—	—
Year Ended December 31, 2005	24.01	(0.20	)(i)	3.05		2.85	—	(3.42)	(3.42)

Class C
Year Ended June 30, 2010	20.42	(0.08	)(i)	3.41		3.33	—	—	—
Year Ended June 30, 2009	23.86	(0.12	)(i)	(3.32)		(3.44)	—	—	—
Year Ended June 30, 2008	29.15	(0.08	)(i)	(3.43)		(3.51)	(0.02)	(1.76)	(1.78)
Year Ended June 30, 2007	25.14	(0.02	)(i)	5.31		5.29	—	(1.28)	(1.28)
January 1, 2006 through June 30, 2006 (e)	23.43	(0.06	)(i)	1.77		1.71	—	—	—
February 1 8 , 2005 (f) through December 31, 2005	24.08	(0.14	)(i)	2.91		2.77	—	(3.42)	(3.42)

Select Class
Year Ended June 30, 2010	25.58	0.13	(i)	4.27		4.40	(0.10)	—	(0.10)
Year Ended June 30, 2009	29.68	0.04	(i)	(4.11)		(4.07)	(0.03)	—	(0.03)
Year Ended June 30, 2008	35.71	0.15	(i)	(4.22)		(4.07)	(0.20)	(1.76)	(1.96)
Year Ended June 30, 2007	30.38	0.25	(i)	6.45		6.70	(0.09)	(1.28)	(1.37)
January 1, 2006 to June 30, 2006 (e)	28.17	0.06	(i)	2.15		2.21	—	—	—
Year Ended December 31, 2005	27.96	0.05	(i)	3.58		3.63	—	(3.42)	(3.42)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Commencement of offering of class of shares.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. Without this payment, the total return would have been (27.69)%, and the net and unrealized gains (losses) on investments per share would have been $(10.27).

(h)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (27.78)%, and the net realized and unrealized gains (losses) on investments per share would have been $(10.30).

(i)	Calculated based upon average shares outstanding.

(j)	Amount rounds to less than $0.01.

108   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$28.60	23.89%		$491,061	0.80%	0.40%	1.09%	40%
23.28	(27.66	)(g)(h)	337,981	0.80	0.96	1.10	42
35.77	(18.23)		558,129	0.80	0.77	1.07	35
51.34	15.99		1,016,826	0.80	0.49	1.08	37
47.21	7.32		1,105,086	0.80	0.37	1.04	24
43.99	3.90		815,905	0.80	0.39	1.06	37

27.54	16.91		528,676	1.29	0.16	1.38	44
23.59	(13.97)		372,525	1.30	(0.13)	1.44	45
27.42	(11.80)		405,375	1.25	0.18	1.40	52
33.16	22.23		522,428	1.15	0.41	1.39	26
28.30	7.60		284,104	1.28	(0.05)	1.36	21
26.30	12.39		209,321	1.35	(0.28)	1.41	70

23.79	16.28		12,890	1.79	(0.33)	1.88	44
20.46	(14.39)		13,711	1.80	(0.64)	1.94	45
23.90	(12.21)		21,212	1.75	(0.32)	1.90	52
29.17	21.60		30,769	1.65	(0.10)	1.89	26
25.16	7.34		22,370	1.78	(0.55)	1.86	21
23.44	11.85		17,106	1.87	(0.83)	1.91	70

23.75	16.31		32,259	1.79	(0.33)	1.88	44
20.42	(14.42)		30,661	1.80	(0.64)	1.94	45
23.86	(12.21)		45,375	1.75	(0.32)	1.90	52
29.15	21.61		64,603	1.65	(0.07)	1.89	26
25.14	7.30		22,209	1.77	(0.51)	1.86	21
23.43	11.48		10,678	1.85	(0.49)	1.91	70

29.88	17.21		935,388	0.99	0.45	1.13	44
25.58	(13.69)		603,628	1.00	0.17	1.19	45
29.68	(11.54)		644,973	0.94	0.48	1.15	52
35.71	22.58		875,737	0.85	0.74	1.14	26
30.38	7.85		358,568	0.85	0.38	1.11	21
28.17	12.98		243,437	0.85	0.18	1.14	70

NOVEMBER 1, 2010   109

Financial Highlights (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net realized gains
Small Cap Growth Fund
Class A
Year Ended June 30, 2010	$6.80	$(0.06	)(c)	$1.54		$1.48	$—
Year Ended June 30, 2009	8.94	(0.04	)(c)	(2.10	)(d)	(2.14)	—
Year Ended June 30, 2008	11.98	(0.06	)(c)	(1.28)		(1.34)	(1.70)
Year Ended June 30, 2007	11.91	(0.07	)(c)	1.93		1.86	(1.79)
Year Ended June 30, 2006	12.54	(0.08)		2.03		1.95	(2.58)

Class B
Year Ended June 30, 2010	5.67	(0.09	)(c)	1.29		1.20	—
Year Ended June 30, 2009	7.52	(0.07	)(c)	(1.78	)(d)	(1.85)	—
Year Ended June 30, 2008	10.41	(0.11	)(c)	(1.08)		(1.19)	(1.70)
Year Ended June 30, 2007	10.62	(0.13	)(c)	1.71		1.58	(1.79)
Year Ended June 30, 2006	11.50	(0.23)		1.93		1.70	(2.58)

Class C
Year Ended June 30, 2010	5.92	(0.09	)(c)	1.34		1.25	—
Year Ended June 30, 2009	7.84	0.07	(c)	(1.85	)(d)	(1.92)	—
Year Ended June 30, 2008	10.78	(0.11	)(c)	(1.13)		(1.24)	(1.70)
Year Ended June 30, 2007	10.94	(0.13	)(c)	1.76		1.63	(1.79)
Year Ended June 30, 2006	11.77	(0.09)		1.84		1.75	(2.58)

Select Class
Year Ended June 30, 2010	7.08	(0.04	)(c)	1.61		1.57	—
Year Ended June 30, 2009	9.30	(0.03	)(c)	(2.19	)(d)	(2.22)	—
Year Ended June 30, 2008	12.37	(0.04	)(c)	(1.33)		(1.37)	(1.70)
Year Ended June 30, 2007	12.21	(0.05	)(c)	2.00		1.95	(1.79)
Year Ended June 30, 2006	12.77	(0.07)		2.09		2.02	(2.58)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(e)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

110   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$8.28	21.76%		$144,214	1.25%	(0.71)%	1.44%	83%
6.80	(23.94	)(d)	107,591	1.25	(0.55)	1.58	83
8.94	(12.93	)(e)	120,723	1.25	(0.56)	1.39	71
11.98	16.90		108,013	1.25	(0.65)	1.36	86
11.91	16.96		90,963	1.25	(0.82)	1.39	97

6.87	21.16		6,318	1.85	(1.33)	1.94	83
5.67	(24.60	)(d)	7,967	1.85	(1.15)	2.06	83
7.52	(13.48	)(e)	13,420	1.85	(1.18)	1.89	71
10.41	16.26		20,719	1.84	(1.25)	1.86	86
10.62	16.25		24,434	1.85	(1.43)	1.89	97

7.17	21.11		19,472	1.85	(1.31)	1.94	83
5.92	(24.49	)(d)	14.396	1.85	(1.15)	2.07	83
7.84	(13.49	)(e)	18,615	1.85	(1.17)	1.89	71
10.78	16.25		20,280	1.84	(1.24)	1.86	86
10.94	16.31		16,589	1.85	(1.42)	1.89	97

8.65	22.18		100,499	1.00	(0.46)	1.19	83
7.08	(23.87	)(d)	87,612	1.00	(0.31)	1.30	83
9.30	(12.74	)(e)	201,462	1.00	(0.34)	1.13	71
12.37	17.25		373,174	1.00	(0.40)	1.11	86
12.21	17.25		382,257	1.00	(0.58)	1.14	97

NOVEMBER 1, 2010   111

Financial Highlights (continued)

						Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Small Cap Value Fund
Class A
Year Ended June 30, 2010	$11.46	$0.09	(c)	$3.06		$3.15	$(0.08)	$—	$(0.08)
Year Ended June 30, 2009	17.45	0.18	(c)	(4.93	)(d)	(4.75)	(0.21)	(1.03)	(1.24)
Year Ended June 30, 2008	24.56	0.17	(c)	(4.61)		(4.44)	(0.16)	(2.51)	(2.67)
Year Ended June 30, 2007	23.89	0.11	(c)	3.70		3.81	(0.14)	(3.00)	(3.14)
Year Ended June 30, 2006	25.00	0.11	(c)	3.11		3.22	(0.13)	(4.20)	(4.33)

Class B
Year Ended June 30, 2010	10.17	—	(c)(f)	2.72		2.72	(0.01)	—	(0.01)
Year Ended June 30, 2009	15.72	0.09	(c)	(4.45	)(d)	(4.36)	(0.16)	(1.03)	(1.19)
Year Ended June 30, 2008	22.47	0.03	(c)	(4.18)		(4.15)	(0.09)	(2.51)	(2.60)
Year Ended June 30, 2007	22.13	(0.03	)(c)	3.40		3.37	(0.03)	(3.00)	(3.03)
Year Ended June 30, 2006	23.49	(0.04	)(c)	2.90		2.86	(0.02)	(4.20)	(4.22)

Class C
Year Ended June 30, 2010	10.10	—	(c)(f)	2.70		2.70	(0.02)	—	(0.02)
Year Ended June 30, 2009	15.61	0.09	(c)	(4.41	)(d)	(4.32)	(0.16)	(1.03)	(1.19)
Year Ended June 30, 2008	22.34	0.03	(c)	(4.16)		(4.13)	(0.09)	(2.51)	(2.60)
Year Ended June 30, 2007	22.02	(0.03	)(c)	3.39		3.36	(0.04)	(3.00)	(3.04)
Year Ended June 30, 2006	23.39	(0.04	)(c)	2.89		2.85	(0.02)	(4.20)	(4.22)

Select Class
Year Ended June 30, 2010	11.94	0.13	(c)	3.20		3.33	(0.12)	—	(0.12)
Year Ended June 30, 2009	18.09	0.22	(c)	(5.11	)(d)	(4.89)	(0.23)	(1.03)	(1.26)
Year Ended June 30, 2008	25.33	0.22	(c)	(4.75)		(4.53)	(0.20)	(2.51)	(2.71)
Year Ended June 30, 2007	24.55	0.18	(c)	3.79		3.97	(0.19)	(3.00)	(3.19)
Year Ended June 30, 2006	25.57	0.17	(c)	3.20		3.37	(0.19)	(4.20)	(4.39)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(e)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(f)	Amount rounds to less than $0.01.

112   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$14.53	27.50%		$150,297	1.25%	0.64%	1.48%	50%
11.46	(26.91	)(d)	108,414	1.25	1.42	1.55	33
17.45	(18.44	)(e)	155,745	1.25	0.82	1.41	35
24.56	16.73		208,767	1.24	0.47	1.35	38
23.89	14.07		164,506	1.25	0.43	1.36	45

12.88	26.77		7,355	1.86	0.03	1.98	50
10.17	(27.42	)(d)	10,614	1.86	0.79	2.04	33
15.72	(18.93	)(e)	19,488	1.87	0.18	1.91	35
22.47	16.02		33,326	1.84	(0.14)	1.85	38
22.13	13.36		34,158	1.85	(0.18)	1.86	45

12.78	26.74		23,499	1.86	0.03	1.98	50
10.10	(27.34	)(d)	17,402	1.86	0.79	2.04	33
15.61	(18.95	)(e)	30,533	1.87	0.18	1.91	35
22.34	16.03		53,186	1.84	(0.13)	1.85	38
22.02	13.38		47,012	1.85	(0.18)	1.86	45

15.15	27.83		175,578	1.00	0.90	1.23	50
11.94	(26.72	)(d)	201,486	1.00	1.64	1.30	33
18.09	(18.24	)(e)	350,596	1.00	1.05	1.16	35
25.33	16.98		592,724	0.99	0.71	1.10	38
24.55	14.37		587,203	1.00	0.68	1.11	45

NOVEMBER 1, 2010   113

Financial Highlights (continued)

						Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
U.S. Small Company Fund
Class A
Year Ended June 30, 2010	$6.17	$0.01	(g)	$1.68		$1.69	$(0.07)	$—	$(0.07)
Year Ended June 30, 2009	8.37	0.05	(g)	(2.17	)(h)	(2.12)	(0.02)	(0.06)	(0.08)
November 2, 2007 (e) through June 30, 2008	9.73	0.03	(g)	(1.14)		(1.11)	(0.08)	(0.17)	(0.25)

Class C
Year Ended June 30, 2010	6.14	(0.03	)(g)	1.68		1.65	(0.08)	—	(0.08)
Year Ended June 30, 2009	8.34	0.02	(g)	(2.16	)(h)	(2.14)	— (i)	(0.06)	(0.06)
November 2, 2007 (e) through June 30, 2008	9.73	—	(g)(i)	(1.14)		(1.14)	(0.08)	(0.17)	(0.25)

Select Class
Year Ended June 30, 2010	6.22	0.02	(g)	1.70		1.72	(0.08)	—	(0.08)
Year Ended June 30, 2009	8.40	0.07	(g)	(2.17	)(h)	(2.10)	(0.02)	(0.06)	(0.08)
Year Ended June 30, 2008	14.03	0.06	(g)	(2.33)		(2.27)	(0.06)	(3.30)	(3.36)
Year Ended June 30, 2007	13.89	0.04	(g)	2.02		2.06	(0.05)	(1.87)	(1.92)
January 1, 2006 to June 30, 2006 (f)	12.94	0.01		0.94		0.95	—	—	—
Year Ended December 31, 2005	13.78	0.02 (g)		0.57		0.59	(0.01)	(1.42)	(1.43)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of offering of class of shares.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Calculated based upon average shares outstanding.

(h)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total returns would have been (26.15)%, (26,47)% and (25.88)%, and the net realized and unrealized gains (losses) on investments per share would have been $(2.24), $(2.23) and $(2.25) for Class A, Class C and Select Class Shares, respectively.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

114   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.79	27.48%		$576	1.26%		0.06%	1.67%	56%
6.17	(25.30	)(h)	240	1.26		0.75	1.70	52
8.37	(11.51)		149	1.26		0.56	1.62	130

7.71	26.81		381	1.76		(0.44)	2.18	56
6.14	(25.62	)(h)	94	1.76		0.27	2.20	52
8.34	(11.82)		45	1.75		0.03	2.18	130

7.86	27.61		24,229	1.01		0.30	1.45	56
6.22	(24.92	)(h)	20,698	1.01		1.00	1.44	52
8.40	(19.62)		34,092	1.02	(j)	0.59	1.33	130
14.03	15.87		81,115	1.01		0.31	1.14	46
13.89	7.34		95,318	1.01		0.18	1.17	22
12.94	4.18		102,003	1.01		0.18	1.14	32

NOVEMBER 1, 2010   115

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Value Advantage Fund
Class A
Year Ended June 30, 2010	$12.01	$0.23	(g)	$3.17	$3.40	$(0.19)	$—	$(0.19)	$15.22
Year Ended June 30, 2009	16.38	0.30	(g)	(4.40)	(4.10)	(0.20)	(0.07)	(0.27)	12.01
Year Ended June 30, 2008	20.45	0.35		(3.19)	(2.84)	(0.24)	(0.99)	(1.23)	16.38
Year Ended June 30, 2007	17.17	0.26	(g)	3.42	3.68	(0.12)	(0.28)	(0.40)	20.45
January 1, 2006 through June 30, 2006 (f)	15.88	0.10	(g)	1.19	1.29	—	—	—	17.17
February 28, 2005 (e) through December 31, 2005	15.00	0.13	(g)	0.99	1.12	(0.06)	(0.18)	(0.24)	15.88

Class C
Year Ended June 30, 2010	11.97	0.15	(g)	3.17	3.32	(0.12)	—	(0.12)	15.17
Year Ended June 30, 2009	16.25	0.23	(g)	(4.34)	(4.11)	(0.10)	(0.07)	(0.17)	11.97
Year Ended June 30, 2008	20.31	0.26		(3.18)	(2.92)	(0.15)	(0.99)	(1.14)	16.25
Year Ended June 30, 2007	17.10	0.17	(g)	3.38	3.55	(0.06)	(0.28)	(0.34)	20.31
January 1, 2006 through June 30, 2006 (f)	15.85	0.05	(g)	1.20	1.25	—	—	—	17.10
February 28, 2005 (e) through December 31, 2005	15.00	0.06	(g)	1.00	1.06	(0.03)	(0.18)	(0.21)	15.85

Select Class
Year Ended June 30, 2010	12.04	0.27	(g)	3.19	3.46	(0.23)	—	(0.23)	15.27
Year Ended June 30, 2009	16.44	0.34	(g)	(4.42)	(4.08)	(0.25)	(0.07)	(0.32)	12.04
Year Ended June 30, 2008	20.52	0.37		(3.17)	(2.80)	(0.29)	(0.99)	(1.28)	16.44
Year Ended June 30, 2007	17.22	0.31	(g)	3.43	3.74	(0.16)	(0.28)	(0.44)	20.52
January 1, 2006 through June 30, 2006 (f)	15.91	0.12	(g)	1.19	1.31	—	—	—	17.22
March 1, 2005 (e) to December 31, 2005	15.00	0.15	(g)	1.01	1.16	(0.07)	(0.18)	(0.25)	15.91

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Calculated based upon average shares outstanding.

116   J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

28.35%	$150,081	1.24%	1.52%	1.38%	45%
(24.82)	112,739	1.25	2.45	1.50	70
(14.42)	152,696	1.25	1.87	1.43	103
21.58	201,151	1.25	1.36	1.41	77
8.12	77,691	1.25	1.16	1.67	55
7.46	45,163	1.25	1.02	1.82	90

27.72	108,165	1.74	1.01	1.88	45
(25.19)	97,723	1.75	1.86	1.99	70
(14.86)	182,093	1.75	1.36	1.93	103
20.93	247,794	1.75	0.87	1.91	77
7.89	83,777	1.75	0.64	2.17	55
7.03	55,875	1.75	0.47	2.39	90

28.70	71,209	0.99	1.77	1.13	45
(24,62)	51,000	1.00	2.75	1.25	70
(14.19)	49,262	1.00	2.18	1.18	103
21.89	36,884	1.00	1.62	1.16	77
8.23	5,275	1.00	1.42	1.42	55
7.71	3,107	1.00	1.14	1.87	90

NOVEMBER 1, 2010   117

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

On June 26, 2009, Mid Cap Value Fund acquired the assets and liabilities of a series of One Group Mutual Funds (now known as JPMT II). The following disclosure is applicable to any JPMT II Fund or those Funds that acquired the assets and liabilities of a series of One Group Mutual Funds.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG required JPMIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). None of the Funds in this Prospectus were Reduced Rate Funds. “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMIA and its affiliates, in effect as of June 30, 2004. The settlement agreement require d that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMIA and its affiliates agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The

118   J.P. MORGAN U.S. EQUITY FUNDS

“Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

The table below shows the ratios for Class A, Class B, Class C and Select Class Shares of the Funds offered in this prospectus.

Non-Reduced Rate Funds

	Class	Net Expense Ratio	Gross Expense Ratio
Intrepid Mid Cap Fund	A	1.24%	1.43%
	B	1.93	1.93
	C	1.93	1.93
	Select	0.99	1.18

Market Expansion Index Fund	A	0.82	0.91
	B	1.41	1.41
	C	1.41	1.41
	Select	0.57	0.66

Mid Cap Growth Fund	A	1.24	1.42
	B	1.77	1.92
	C	1.77	1.92
	Select	0.93	1.17

Mid Cap Value Fund	A	1.25	1.41
	B	1.76	1.91
	C	1.76	1.91
	Select	1.00	1.16

Multi-Cap Market Neutral Fund	A	3.21	3.40
	B	3.90	3.90
	C	3.90	3.90
	Select	2.97	3.16

Small Cap Growth Fund	A	1.25	1.44
	B	1.87	1.94
	C	1.87	1.94
	Select	1.00	1.19

Small Cap Value Fund	A	1.25	1.48
	B	1.86	1.98
	C	1.86	1.98
	Select	1.00	1.23

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/ 1 0, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

NOVEMBER 1, 2010   119

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•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

120   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$645	–0.51%	–1.69%	–1.69%	$196	5.00%	3.07%	3.07%
October 31, 2012	143	4.46	1.82	3.57	202	10.25	6.23	3.07
October 31, 2013	148	9.68	5.46	3.57	208	15.76	9.50	3.07
October 31, 2014	153	15.17	9.22	3.57	215	21.55	12.86	3.07
October 31, 2015	159	20.93	13.12	3.57	221	27.63	16.32	3.07
October 31, 2016	165	26.97	17.16	3.57	228	34.01	19.89	3.07
October 31, 2017	171	33.32	21.34	3.57	235	40.71	23.57	3.07
October 31, 2018	177	39.99	25.67	3.57	242	47.75	27.37	3.07
October 31, 2019	183	46.99	30.16	3.57	250	55.13	31.28	3.07
October 31, 2020	189	54.34	34.81	3.57	257	62.89	35.31	3.07

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$296	4.00%	2.07%	2.07%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$196	$696	5.00%	0.00%	3.07%	–1.93%	3.07%	–1.93%
October 31, 2012	202	602	10.25	6.25	6.23	2.23	3.07	–0.81
October 31, 2013	208	508	15.76	12.76	9.50	6.50	3.07	0.25
October 31, 2014	215	515	21.55	18.55	12.86	9.86	3.07	0.33
October 31, 2015	221	421	27.63	25.63	16.32	14.32	3.07	1.30
October 31, 2016	228	328	34.01	33.01	19.89	18.89	3.07	2.21
October 31, 2017	235	235	40.71	40.71	23.57	23.57	3.07	3.07
October 31, 2018	242	242	47.75	47.75	27.37	27.37	3.07	3.07
October 31, 2019	185	185	55.13	55.13	31.91	31.91	3.57	3.57
October 31, 2020	192	192	62.89	62.89	36.62	36.62	3.57	3.57

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2010   121

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JPMorgan Intrepid Mid Cap Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$101	5.00%	4.01%	4.01%
October 31, 2012	125	10.25	7.98	3.82
October 31, 2013	130	15.76	12.11	3.82
October 31, 2014	135	21.55	16.39	3.82
October 31, 2015	140	27.63	20.84	3.82
October 31, 2016	145	34.01	25.45	3.82
October 31, 2017	151	40.71	30.25	3.82
October 31, 2018	157	47.75	35.22	3.82
October 31, 2019	163	55.13	40.39	3.82
October 31, 2020	169	62.89	45.75	3.82

JPMorgan Market Expansion Index Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$604	–0.51%	–1.29%	–1.29%	$144	5.00%	3.59%	3.59%
October 31, 2012	92	4.46	2.75	4.09	149	10.25	7.31	3.59
October 31, 2013	95	9.68	6.95	4.09	154	15.76	11.16	3.59
October 31, 2014	99	15.17	11.32	4.09	160	21.55	15.15	3.59
October 31, 2015	103	20.93	15.88	4.09	165	27.63	19.29	3.59
October 31, 2016	108	26.97	20.62	4.09	171	34.01	23.57	3.59
October 31, 2017	112	33.32	25.55	4.09	177	40.71	28.00	3.59
October 31, 2018	117	39.99	30.69	4.09	184	47.75	32.60	3.59
October 31, 2019	121	46.99	36.03	4.09	190	55.13	37.36	3.59
October 31, 2020	126	54.34	41.59	4.09	197	62.89	42.29	3.59

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$244	4.00%	2.59%	2.59%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$144	$644	5.00%	0.00%	3.59%	–1.41%	3.59%	–1.41%
October 31, 2012	149	549	10.25	6.25	7.31	3.31	3.59	–0.27
October 31, 2013	154	454	15.76	12.76	11.16	8.16	3.59	0.79
October 31, 2014	160	460	21.55	18.55	15.15	12.15	3.59	0.89
October 31, 2015	165	365	27.63	25.63	19.29	17.29	3.59	1.85
October 31, 2016	171	271	34.01	33.01	23.57	22.57	3.59	2.75
October 31, 2017	177	177	40.71	40.71	28.00	28.00	3.59	3.59
October 31, 2018	184	184	47.75	47.75	32.60	32.60	3.59	3.59
October 31, 2019	123	123	55.13	55.13	38.02	38.02	4.09	4.09
October 31, 2020	128	128	62.89	62.89	43.67	43.67	4.09	4.09

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

122   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$58	5.00%	4.43%	4.43%
October 31, 2012	70	10.25	8.96	4.34
October 31, 2013	73	15.76	13.69	4.34
October 31, 2014	77	21.55	18.63	4.34
October 31, 2015	80	27.63	23.77	4.34
October 31, 2016	83	34.01	29.15	4.34
October 31, 2017	87	40.71	34.75	4.34
October 31, 2018	91	47.75	40.60	4.34
October 31, 2019	95	55.13	46.70	4.34
October 31, 2020	99	62.89	53.07	4.34

JPMorgan Mid Cap Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$645	–0.51%	–1.69%	–1.69%	$180	5.00%	3.23%	3.23%
October 31, 2012	142	4.46	1.83	3.58	201	10.25	6.41	3.08
October 31, 2013	147	9.68	5.48	3.58	207	15.76	9.69	3.08
October 31, 2014	152	15.17	9.25	3.58	214	21.55	13.07	3.08
October 31, 2015	158	20.93	13.17	3.58	220	27.63	16.55	3.08
October 31, 2016	164	26.97	17.22	3.58	227	34.01	20.14	3.08
October 31, 2017	169	33.32	21.41	3.58	234	40.71	23.84	3.08
October 31, 2018	175	39.99	25.76	3.58	241	47.75	27.65	3.08
October 31, 2019	182	46.99	30.26	3.58	249	55.13	31.58	3.08
October 31, 2020	188	54.34	34.92	3.58	257	62.89	35.64	3.08

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$280	4.00%	2.23%	2.23%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$180	$680	5.00%	0.00%	3.23%	–1.77%	3.23%	–1.77%
October 31, 2012	201	601	10.25	6.25	6.41	2.41	3.08	–0.79
October 31, 2013	207	507	15.76	12.76	9.69	6.69	3.08	0.26
October 31, 2014	214	514	21.55	18.55	13.07	10.07	3.08	0.34
October 31, 2015	220	420	27.63	25.63	16.55	14.55	3.08	1.31
October 31, 2016	227	327	34.01	33.01	20.14	19.14	3.08	2.22
October 31, 2017	234	234	40.71	40.71	23.84	23.84	3.08	3.08
October 31, 2018	241	241	47.75	47.75	27.65	27.65	3.08	3.08
October 31, 2019	185	185	55.13	55.13	32.22	32.22	3.58	3.58
October 31, 2020	191	191	62.89	62.89	36.96	36.96	3.58	3.58

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2010   123

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JPMorgan Mid Cap Growth Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$95	5.00%	4.07%	4.07%
October 31, 2012	124	10.25	8.06	3.83
October 31, 2013	129	15.76	12.19	3.83
October 31, 2014	134	21.55	16.49	3.83
October 31, 2015	139	27.63	20.95	3.83
October 31, 2016	144	34.01	25.59	3.83
October 31, 2017	150	40.71	30.40	3.83
October 31, 2018	155	47.75	35.39	3.83
October 31, 2019	161	55.13	40.58	3.83
October 31, 2020	168	62.89	45.96	3.83

JPMorgan Mid Cap Value Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$646	–0.51%	–1.70%	–1.70%	$179	5.00%	3.24%	3.24%
October 31, 2012	141	4.46	1.83	3.59	200	10.25	6.43	3.09
October 31, 2013	146	9.68	5.49	3.59	206	15.76	9.72	3.09
October 31, 2014	151	15.17	9.28	3.59	213	21.55	13.11	3.09
October 31, 2015	157	20.93	13.20	3.59	219	27.63	16.60	3.09
October 31, 2016	162	26.97	17.26	3.59	226	34.01	20.21	3.09
October 31, 2017	168	33.32	21.47	3.59	233	40.71	23.92	3.09
October 31, 2018	174	39.99	25.83	3.59	240	47.75	27.75	3.09
October 31, 2019	181	46.99	30.35	3.59	248	55.13	31.70	3.09
October 31, 2020	187	54.34	35.03	3.59	255	62.89	35.77	3.09

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$279	4.00%	2.24%	2.24%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$179	$679	5.00%	0.00%	3.24%	–1.76%	3.24%	–1.76%
October 31, 2012	200	600	10.25	6.25	6.43	2.43	3.09	–0.78
October 31, 2013	206	506	15.76	12.76	9.72	6.72	3.09	0.27
October 31, 2014	213	513	21.55	18.55	13.11	10.11	3.09	0.36
October 31, 2015	219	419	27.63	25.63	16.60	14.60	3.09	1.32
October 31, 2016	226	326	34.01	33.01	20.21	19.21	3.09	2.23
October 31, 2017	233	233	40.71	40.71	23.92	23.92	3.09	3.09
October 31, 2018	240	240	47.75	47.75	27.75	27.75	3.09	3.09
October 31, 2019	183	183	55.13	55.13	32.34	32.34	3.59	3.59
October 31, 2020	190	190	62.89	62.89	37.09	37.09	3.59	3.59

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

124   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$102	5.00%	4.00%	4.00%
October 31, 2012	123	10.25	7.99	3.84
October 31, 2013	128	15.76	12.14	3.84
October 31, 2014	133	21.55	16.45	3.84
October 31, 2015	138	27.63	20.92	3.84
October 31, 2016	143	34.01	25.56	3.84
October 31, 2017	148	40.71	30.38	3.84
October 31, 2018	154	47.75	35.39	3.84
October 31, 2019	160	55.13	40.59	3.84
October 31, 2020	166	62.89	45.99	3.84

JPMorgan Multi-Cap Market Neutral Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$832	–0.51%	–3.55%	–3.55%	$392	5.00%	1.10%	1.10%
October 31, 2012	331	4.46	–2.01	1.60	396	10.25	2.21	1.10
October 31, 2013	336	9.68	–0.44	1.60	401	15.76	3.34	1.10
October 31, 2014	341	15.17	1.15	1.60	405	21.55	4.47	1.10
October 31, 2015	347	20.93	2.77	1.60	410	27.63	5.62	1.10
October 31, 2016	352	26.97	4.41	1.60	414	34.01	6.78	1.10
October 31, 2017	358	33.32	6.08	1.60	419	40.71	7.96	1.10
October 31, 2018	364	39.99	7.78	1.60	423	47.75	9.15	1.10
October 31, 2019	369	46.99	9.51	1.60	428	55.13	10.35	1.10
October 31, 2020	375	54.34	11.26	1.60	433	62.89	11.56	1.10

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$492	4.00%	0.10%	0.10%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$392	$892	5.00%	0.00%	1.10%	–3.90%	1.10%	–3.90%
October 31, 2012	396	796	10.25	6.25	2.21	–1.79	1.10	–2.86
October 31, 2013	401	701	15.76	12.76	3.34	0.34	1.10	–1.84
October 31, 2014	405	705	21.55	18.55	4.47	1.47	1.10	–1.80
October 31, 2015	410	610	27.63	25.63	5.62	3.62	1.10	–0.81
October 31, 2016	414	514	34.01	33.01	6.78	5.78	1.10	0.15
October 31, 2017	419	419	40.71	40.71	7.96	7.96	1.10	1.10
October 31, 2018	423	423	47.75	47.75	9.15	9.15	1.10	1.10
October 31, 2019	374	374	55.13	55.13	10.89	10.89	1.60	1.60
October 31, 2020	380	380	62.89	62.89	12.67	12.67	1.60	1.60

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2010   125

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Multi-Cap Market Neutral Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$300	5.00%	2.03%	2.03%
October 31, 2012	325	10.25	3.91	1.84
October 31, 2013	331	15.76	5.82	1.84
October 31, 2014	337	21.55	7.77	1.84
October 31, 2015	344	27.63	9.75	1.84
October 31, 2016	350	34.01	11.77	1.84
October 31, 2017	356	40.71	13.83	1.84
October 31, 2018	363	47.75	15.92	1.84
October 31, 2019	370	55.13	18.05	1.84
October 31, 2020	376	62.89	20.22	1.84

JPMorgan Small Cap Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$646	–0.51%	–1.70%	–1.70%	$190	5.00%	3.13%	3.13%
October 31, 2012	144	4.46	1.80	3.56	203	10.25	6.29	3.06
October 31, 2013	149	9.68	5.43	3.56	209	15.76	9.54	3.06
October 31, 2014	155	15.17	9.18	3.56	216	21.55	12.89	3.06
October 31, 2015	160	20.93	13.07	3.56	222	27.63	16.34	3.06
October 31, 2016	166	26.97	17.09	3.56	229	34.01	19.90	3.06
October 31, 2017	172	33.32	21.26	3.56	236	40.71	23.57	3.06
October 31, 2018	178	39.99	25.58	3.56	243	47.75	27.35	3.06
October 31, 2019	184	46.99	30.05	3.56	251	55.13	31.25	3.06
October 31, 2020	191	54.34	34.68	3.56	259	62.89	35.27	3.06

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$290	4.00%	2.13%	2.13%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$190	$690	5.00%	0.00%	3.13%	–1.87%	3.13%	–1.87%
October 31, 2012	203	603	10.25	6.25	6.29	2.29	3.06	–0.82
October 31, 2013	209	509	15.76	12.76	9.54	6.54	3.06	0.24
October 31, 2014	216	516	21.55	18.55	12.89	9.89	3.06	0.32
October 31, 2015	222	422	27.63	25.63	16.34	14.34	3.06	1.29
October 31, 2016	229	329	34.01	33.01	19.90	18.90	3.06	2.20
October 31, 2017	236	236	40.71	40.71	23.57	23.57	3.06	3.06
October 31, 2018	243	243	47.75	47.75	27.35	27.35	3.06	3.06
October 31, 2019	187	187	55.13	55.13	31.89	31.89	3.56	3.56
October 31, 2020	193	193	62.89	62.89	36.58	36.58	3.56	3.56

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

126   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$102	5.00%	4.00%	4.00%
October 31, 2012	126	10.25	7.96	3.81
October 31, 2013	131	15.76	12.08	3.81
October 31, 2014	136	21.55	16.35	3.81
October 31, 2015	141	27.63	20.78	3.81
October 31, 2016	146	34.01	25.38	3.81
October 31, 2017	152	40.71	30.16	3.81
October 31, 2018	158	47.75	35.12	3.81
October 31, 2019	164	55.13	40.26	3.81
October 31, 2020	170	62.89	45.61	3.81

JPMorgan Small Cap Value Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$646	–0.51%	–1.70%	–1.70%	189	5.00%	3.14%	3.14%
October 31, 2012	148	4.46	1.76	3.52	207	10.25	6.25	3.02
October 31, 2013	153	9.68	5.35	3.52	214	15.76	9.46	3.02
October 31, 2014	159	15.17	9.05	3.52	220	21.55	12.77	3.02
October 31, 2015	164	20.93	12.89	3.52	227	27.63	16.18	3.02
October 31, 2016	170	26.97	16.87	3.52	234	34.01	19.68	3.02
October 31, 2017	176	33.32	20.98	3.52	241	40.71	23.30	3.02
October 31, 2018	182	39.99	25.24	3.52	248	47.75	27.02	3.02
October 31, 2019	189	46.99	29.65	3.52	255	55.13	30.86	3.02
October 31, 2020	195	54.34	34.21	3.52	263	62.89	34.81	3.02

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2011) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$289	4.00%	2.14%	2.14%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2011	$189	$689	5.00%	0.00%	3.14%	–1.86%	3.14%	–1.86%
October 31, 2012	207	607	10.25	6.25	6.25	2.25	3.02	–0.86
October 31, 2013	214	514	15.76	12.76	9.46	6.46	3.02	0.20
October 31, 2014	220	520	21.55	18.55	12.77	9.77	3.02	0.28
October 31, 2015	227	427	27.63	25.63	16.18	14.18	3.02	1.25
October 31, 2016	234	334	34.01	33.01	19.68	18.68	3.02	2.16
October 31, 2017	241	241	40.71	40.71	23.30	23.30	3.02	3.02
October 31, 2018	248	248	47.75	47.75	27.02	27.02	3.02	3.02
October 31, 2019	191	191	55.13	55.13	31.49	31.49	3.52	3.52
October 31, 2020	198	198	62.89	62.89	36.12	36.12	3.52	3.52

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2010   127

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Small Cap Value Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$102	5.00%	4.00%	4.00%
October 31, 2012	130	10.25	7.92	3.77
October 31, 2013	135	15.76	11.99	3.77
October 31, 2014	140	21.55	16.21	3.77
October 31, 2015	146	27.63	20.59	3.77
October 31, 2016	151	34.01	25.14	3.77
October 31, 2017	157	40.71	29.86	3.77
October 31, 2018	163	47.75	34.75	3.77
October 31, 2019	169	55.13	39.83	3.77
October 31, 2020	175	62.89	45.10	3.77

128   J.P. MORGAN U.S. EQUITY FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contain s more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except Intrepid Mid Cap Fund, Market Expansion Index Fund, Multi-Cap Market Neutral Fund, Growth Advantage Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-21295.

Investment Company Act File No. for Intrepid Mid Cap Fund, Market Expansion Index Fund, Multi-Cap Market Neutral Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-4236.

Investment Company Act File No. for Growth Advantage Fund is 811-5526.

Investment Company Act File No. for Mid Cap Value Fund is 811-8189.

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010.

PR-MCEABCS-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Institutional Class Shares

November 1, 2010

JPMorgan Disciplined Equity Fund	Ticker: JPIEX
JPMorgan Diversified Fund	Ticker: JPDVX
JPMorgan Mid Cap Value Fund	Ticker: FLMVX
JPMorgan Small Cap Growth Fund	Ticker: JISGX
JPMorgan U.S. Equity Fund	Ticker: JMUEX
JPMorgan U.S. Small Company Fund	Ticker: JUSSX
JPMorgan Value Advantage Fund	Ticker: JVAIX
JPMorgan Value Opportunities Fund	Ticker: JVOIX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Disciplined Equity Fund	1
JPMorgan Diversified Fund	5
JPMorgan Mid Cap Value Fund	9
JPMorgan Small Cap Growth Fund	13
JPMorgan U.S. Equity Fund	17
JPMorgan U.S. Small Company Fund	21
JPMorgan Value Advantage Fund	25
JPMorgan Value Opportunities Fund	29
More About the Funds	33
Additional Information about the Funds’ Investment Strategies	33
Investment Risks	34
Temporary Defensive Positions	37
Additional Historical Performance Information	38
The Funds’ Management and Administration	39
How to Do Business with the Funds	42
Purchasing Fund Shares	42
Networking and Sub-Transfer Agency Fees	45
Exchanging Fund Shares	45
Redeeming Fund Shares	46
Shareholder Information	48
Distributions and Taxes	48
Shareholder Statements and Reports	49
Availability of Proxy Voting Record	49
Portfolio Holdings Disclosure	49
Risk and Reward Elements for the Funds	51
Financial Highlights	58
Legal Proceedings and Additional Fee and Expense Information	64
How to Reach Us	Back cover

JPMorgan Disciplined Equity Fund

Class/Ticker: Institutional/JPIEX

What is the goal of the Fund?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.30
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	20
Total Annual Fund Operating Expenses	0.55
Fee Waivers and Expense Reimbursements[1]	(0.10)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.45

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.45% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	46	166	297	680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

NOVEMBER 1, 2010   1

JPMorgan Disciplined Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of September 30, 2010, the market capitalizations of the companies in the S&P 500 Index ranged from $1 billion to $315 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	Impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

2   J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	16.82%
Worst Quarter	4th quarter, 2008	–21.38%

The Fund’s year-to-date total return through 9/30/ 1 0 was 3.95%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	31.54%	0.99%	(1.08)%
Return After Taxes on Distributions	30.84	0.69	(1.38)
Return After Taxes on Distributions and Sale of Fund Shares	20.89	0.82	(1.00)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	12.33	(0.78)	(2.17)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Raffaele Zingone	2002	Managing Director
Terance Chen	2005	Managing Director
Scott Blasdell	2009	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   3

JPMorgan Disciplined Equity Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

Class/Ticker: Institutional/JPDVX

What is the goal of the Fund?

The Fund seeks to provide a high total return from a diversified portfolio of equity and fixed income investments.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.42
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	32
Acquired Fund Fees and Expenses	0.18
Total Annual Fund Operating Expenses[1]	1.15
Fee Waivers and Expense Reimbursements[1]	(0.32)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.83

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.65% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	85	334	602	1,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

NOVEMBER 1, 2010   5

JPMorgan Diversified Fund (continued)

What are the Fund’s main investment strategies?

Drawing on a variety of analytical tools, the Fund’s adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

•	30%–60% medium- and large-cap U.S. equity securities

•	25%–50% U.S. and foreign fixed income securities

•	0%–30% foreign equity securities

•	0%–20% small-cap U.S. equity securities

The adviser may periodically increase or decrease the Fund’s actual asset allocation according to the relative attractiveness of each asset class.

Within its equity allocations, the Fund primarily invests in the common stock and convertible securities of U.S. and foreign companies.

Within its fixed income allocations, the Fund primarily invests in corporate bonds, mortgage-backed securities, mortgage “dollar rolls” and U.S. government securities. The Fund’s bond investments will primarily be rated investment grade by a national rating organization, but the Fund may also invest in certain high yield, high risk, non-investment grade securities (also known as junk bonds) in the rating categories Ba or B by Moody’s Investor Ratings Inc. (Moody’s) , BB or B by S tandard & P oor’s Corporation (S&P) and Fitch Ratings (Fitch) or the equivalent by another national rating organization or if unrated, that are deemed by the adviser to be of comparable quality.

In addition to purchasing securities directly, the Fund may invest up to 20% of its assets in shares of other J.P. Morgan Funds in order to expose the Fund to certain asset classes when the adviser believes it is appropriate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. With respect to its fixed income allocations, the Fund may use futures contracts to manage and hedge interest rate risk associated with these investments, as well as to lengthen or shorten the duration of this portion of the portfolio. With respect to its equity and fixed income allocations, the Fund may use futures contracts to gain or reduce exposure to all or a portion of the stock or fixed income markets, respectively. The Fund may use forward foreign currency exchange contracts to hedge or manage its foreign currency risk, as well as to gain exposure to certain currencies.

Investment Process: Within its asset allocation framework, the adviser selects the Fund’s securities. Within the equity portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

Within the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration within one year of the average for the U.S. investment grade bond universe (currently about five years). Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Markets Risks.  Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Smaller Cap Company Risk.   Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Investments in Mutual Funds Risk.  To the extent the Fund invests in underlying J.P. Morgan Funds, the Fund’s investment performance and risks are directly related to the performance

6   J.P. MORGAN U.S. EQUITY FUNDS

and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by those underlying funds.

Income Securities Risk.  Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If interest rates rise, the value of the Fund’s income securities generally drops. Mortgage-related and asset-backed securities including so called “sub-prime mortgages” are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk.  Some of the Fund’s investments are in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Diversified Composite Benchmark, a customized benchmark, the S&P 500 Index, a broad-based securities market index, and the Lipper Mixed - Asset Target Allocation Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index es , the Lipper index includes the expenses of the mutual funds included in the index. The Diversified Composite Benchmark is a composite benchmark of unmanaged indexes that corresponds to the Fund’s model allocation and that consists of S&P 500 (60%) and Barclays Capital U.S. Aggregate (40%) indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	14.15%
Worst Quarter	4th quarter, 2008	–13.83%

The Fund’s year-to-date total return through 9/30/ 1 0 was 7.09%.

NOVEMBER 1, 2010   7

JPMorgan Diversified Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	27.14%	3.72%	2.32%
Return After Taxes on Distributions	26.31	2.56	1.31
Return After Taxes on Distributions and Sale of Fund Shares	17.87	2.83	1.55

DIVERSIFIED COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes)	24.02	3.45	2.67

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER MIXED - ASSET TARGET ALLOCATION GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	13.62	1.64	3.08

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Patrik Jakobson	2002	Managing Director
Michael Fredericks	2007	Vice President
Michael Schoenhaut	2009	Vice President
Scott Grimshaw	2005	Vice President
Thomas Luddy	2006	Managing Director
Christopher Blum	2008	Managing Director
Jeroen Huysinga	2009	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

Class/Ticker: Institutional/FLMVX

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.35
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	25
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.01
Fee Waivers and Expense Reimbursements[1]	(0.25)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.76

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 0.75% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	78	297	534	1,214

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

NOVEMBER 1, 2010   9

JPMorgan Mid Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations between $1 billion to $15 billion at the time of purchase. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

10   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain mutual funds within mid cap funds categories as determined by Lipper. Unlike the other index, the Lipper index es includes the expenses of the mutual funds included in the index es . Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.15%
Worst Quarter	4th quarter, 2008	–21.62%

The Fund’s year-to-date total return through 9/30/ 1 0 was 10.12%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	26.75%	2.34%	10.54%
Return After Taxes on Distributions	26.32	1.47	9.51
Return After Taxes on Distributions and Sale of Fund Shares	17.78	1.92	8.99

RUSSELL MIDCAP® VALUE FUNDS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	34.21	1.98	7.58

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	22.12	1.40	2.65

LIPPER MID-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	23.19	0.76	5.73

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2010   11

JPMorgan Mid Cap Value Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	1997	Managing Director
Lawrence Playford	2004	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

Class/Ticker: Institutional/JISGX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.39
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	29
Total Annual Fund Operating Expenses	1.04
Fee Waivers and Expense Reimbursements[1]	(0.19)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.85

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.85% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	87	312	556	1,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

NOVEMBER 1, 2010   13

JPMorgan Small Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $20 million to $3.3 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

14   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Institutional Class Shares prior to their inception is based on the performance of the Select Class Shares. The actual returns of Institutional Class Shares would have been different than those shown because Institutional Class Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	23.14%
Worst Quarter	4th quarter, 2008	–25.97%

The Fund’s year-to-date total return through 9/30/ 1 0 was 12.76%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	39.37%	2.14%	3.78%
Return After Taxes on Distributions	39.37	0.37	2.52
Return After Taxes on Distributions and Sale of Fund Shares	25.59	1.57	2.95

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	34.47	0.87	(1.37)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	18.22	(0.14)	(2.03)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   15

JPMorgan Small Cap Growth Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

Class/Ticker: Institutional/JMUEX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.28
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	18
Total Annual Fund Operating Expenses	0.68
Fee Waivers and Expense Reimbursements[1]	(0.04)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.64

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.64% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	65	214	375	843

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

NOVEMBER 1, 2010   17

JPMorgan U.S. Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies, but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk.  An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk.  Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the

18   J.P. MORGAN U.S. EQUITY FUNDS

securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	18.06%
Worst Quarter	4th quarter, 2008	–20.66%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.62%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	33.27%	3.00%	0.63%
Return After Taxes on Distributions	32.85	1.64	(0.28)
Return After Taxes on Distributions and Sale of Fund Shares	21.98	2.26	0.27

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	12.33	(0.78)	(2.17)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director
Giri Devulapally	2010	Managing Director
Alan Gutmann	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   19

JPMorgan U.S. Equity Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Small Company Fund

Class/Ticker: Institutional/JUSSX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of small company stocks.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.70
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	60
Total Annual Fund Operating Expenses	1.30
Fee Waivers and Expense Reimbursements[1]	(0.47)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.83

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.83% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	85	366	668	1,527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

NOVEMBER 1, 2010   21

JPMorgan U.S. Small Company Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $20 million to $3.3 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. The Fund pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs) .

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

22   J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	23.05%
Worst Quarter	4th quarter, 2008	–26.90%

The Fund’s year-to-date total return through 9/30/ 1 0 was 10.49%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	35.08%	0.10%	0.50%
Return After Taxes on Distributions	34.87	(1.69)	(0.90)
Return After Taxes on Distributions and Sale of Fund Shares	23.08	0.08	0.30

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	27.17	0.51	3.51

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2004	Managing Director
Dennis Ruhl	2004	Managing Director
Phillip Hart	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   23

JPMorgan U.S. Small Company Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Advantage Fund

Class/Ticker: Institutional/JVAIX

What is the goal of the Fund?

The Fund seeks to provide long-term total return from a combination of income and capital gains.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.33
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	23
Acquired Fund Fees and Expenses	0.03
Total Annual Fund Operating Expenses[1]	1.01
Fee Waivers and Expense Reimbursements[1]	(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.78

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75% of the average daily net assets of Institutional Class Shares. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	80	299	535	1,215

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

NOVEMBER 1, 2010   25

JPMorgan Value Advantage Fund (continued)

What are the Fund’s main investment strategies?

The Fund will invest primarily in equity securities across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies. Equity securities in which the Fund primarily invests include common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals and proprietary fundamental analysis. The adviser’s aim is to identify undervalued companies that have the potential to grow their intrinsic values per share, and to purchase these companies at a discount.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

26   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the Russell 3000® Value Index and the Lipper Multi-Cap Value Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	22.56%
Worst Quarter	4th quarter, 2008	–23.66%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.32%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 2/28/05)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	35.87%	3.73%
Return After Taxes on Distributions	35.53	2.95
Return After Taxes on Distributions and Sale of Fund Shares	23.76	2.92

RUSSELL 3000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.76	(0.49)

LIPPER MULTI-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	14.68	(1.85)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	2005	Managing Director
Lawrence Playford	2005	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   27

JPMorgan Value Advantage Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Opportunities Fund

Class/Ticker: Institutional/JVOIX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.37
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	27
Total Annual Fund Operating Expenses	0.77
Fee Waivers and Expense Reimbursements[1]	(0.12)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.65

1	The Fund’s adviser, distributor and business manager (the Service Providers) have contractually agreed to waive their respective fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) exceed 0.65% of their average daily net assets. This agreement cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	66	234	416	943

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

NOVEMBER 1, 2010   29

JPMorgan Value Opportunities Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid- and large- capitalization companies at the time of purchase. “Assets” means net assets, plus the amount of borrowings for investment purposes. Issuers with market capitalizations between $2 billion and $5 billion are considered mid capitalization while those above $5 billion are considered large capitalization. Although the Fund is permitted to invest significantly in both mid- and large-capitalization companies, the adviser currently intends to invest primarily in equity securities of large capitalization companies. The equity securities the Fund primarily invests in are common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The adviser invests in companies whose securities are, in the adviser’s opinion, currently undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Mid-Cap Company Risk.  Investments in mid-cap companies may be riskier than investments in larger, more established companies. Mid-cap companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

30   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Because the Fund had a different objective, a different adviser and certain different investment policies and restrictions prior to 12/31/01, the performance prior to that time is not considered pertinent to investors and is not included. The performance for the Institutional Class Shares prior to their inception is based on the performance of the Class A Shares. The actual returns of Institutional Class Shares would have been different than those shown because Institutional Class Shares have different expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	21.38%
Worst Quarter	4th quarter, 2008	–20.64%

The Fund’s year-to-date total return through 9/30/ 1 0 was 0.61%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 12/31/01)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	32.36%	(0.20)%	3.78%
Return After Taxes on Distributions	32.05	(1.29)	1.98
Return After Taxes on Distributions and Sale of Fund Shares	21.45	(0.45)	2.78

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	2.97

LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.04	(1.29)	0.96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2003	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   31

JPMorgan Value Opportunities Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32   J.P. MORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Except for the Diversified Fund, each Fund will invest primarily in equity securities as described in its Risk/Return Summary. The Diversified Fund will invest at least 50% of its assets in equity securities. Each Fund invests in common stock as a main strategy. Although not a main strategy, a Fund’s investment in equity securities may also include :

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include :

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, often in the form of depositary receipts

•	derivatives, including futures, options and swaps. In connection with its main investment strategies, a Fund may use futures to more effectively gain targeted equity exposure from its cash position. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	securities lending (except for Value Advantage Fund and Value Opportunities Fund)

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which a Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for Small Cap Growth Fund is fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

Diversified Fund

Within its fixed income allocations, the Fund primarily invests in corporate bonds, mortgage-backed securities, mortgage “dollar rolls” and U.S. government securities. Some of these securities may be purchased on a forward commitment basis. The Fund may also invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

At least 75% of the Fund’s bond investments must be rated investment grade by Moody’s, S&P, Fitch, or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody’s, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

The Fund may invest in mortgage-backed securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations (CMOs) and principal-only (PO) and interest-only (IO) stripped mortgage-backed securities.

The Fund may enter into “dollar rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities at a future date.

In addition to purchasing securities directly, the Fund may invest up to 20% of its assets in shares of other J.P. Morgan Funds in order to expose the Fund to certain asset classes when the adviser believes it is appropriate. The investments in the J.P. Morgan Funds will be considered part of the applicable asset class when the percentages for the asset allocation model are calculated. See “Investments in Other J.P. Morgan Funds by the JPMorgan Diversified Fund” under “ ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES ” in the Statement of Additional Information for a list of the

NOVEMBER 1, 2010   33

More About the Funds (continued)

J.P. Morgan Funds that the adviser is currently targeting for actual or potential investment by the Fund. The Fund may utilize other J.P. Morgan Funds in the future.

The Fund may use derivatives in connection with its investment strategies. In connection with its main investment strategies, the Fund will use futures and forward foreign currency exchange contracts as described in the Fund’s Risk/Return Summary. The Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the use of derivatives for cash management or other investment management purposes could be significant.

Expenses of Underlying Funds.  The percentage of the Diversified Fund’s assets that will be allocated to other J.P. Morgan Funds may be changed from time to time by the Fund’s adviser. To the extent that the allocations among the underlying J.P. Morgan Funds are changed, or to the extent that the expense ratios of the underlying funds change, the Acquired Fund Fees and Expenses reflected in the Fund’s “Annual Fund Operating Expenses” table may increase or decrease. The Diversified Fund invests in other J.P. Morgan Funds (other than money market funds) as described above. For the year ended June 30, 2010, the cost of investing in other J.P. Morgan Funds was 0.18% of the Fund’s average daily net assets. The Fund’s adviser and distributor have voluntarily agreed to waive the Fund’s fees in the pro rata amount of the advisory and shareholder service fees charged by the underlying J.P. Morgan Funds, which was 0.14% for the year ended June 30, 2010. Therefore, the increase in “Total Annual Fund Operating Expenses” after considering the effect of the increased “Acquired Fund Fees and Expenses” was 0.18% and the increase in Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements after considering the effect of the increased “Acquired Fund Fees and Expenses” and any corresponding fee waivers was 0.04% for the year ended June 30, 2010. “Acquired Fund Fees and Expenses” and the amount of the voluntary waiver will vary with changes in the expenses of the underlying J.P. Morgan Funds, as well as the allocation of the Fund’s assets; as a result, the waiver may be higher or lower than 0.14% going forward.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Growth Investing Risk (applicable to Small Cap Growth Fund).   Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk (applicable to Mid Cap Value Fund, Value Advantage Fund and Value Opportunities Fund).  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Foreign Securities and Emerging Market Risks.  To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection

34   J.P. MORGAN U.S. EQUITY FUNDS

and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, a Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk).  Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  A Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

NOVEMBER 1, 2010   35

More About the Funds (continued)

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Diversified Fund

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments increases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

High Yield Securities Risk . The Fund may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

As part of its high yield strategy, the Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund invests in asset-backed, mortgage-related and mortgage-backed securities which are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield . Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As

36   J.P. MORGAN U.S. EQUITY FUNDS

a result, the value of some classes in which the Fund invests may be particularly sensitive to changes in prevailing interest rates.

The Fund may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Investment Company Risk.  To the extent that the Fund invests in underlying J.P. Morgan Funds, the Fund’s investment performance is related to the performance of the underlying funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the underlying funds in which it invests. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the adviser and/or its affiliates and may create a conflict of interest. Shareholders will bear not only their proportionate share of the Fund’s expenses, but also indirectly pay a portion of the expenses incurred by the underlying funds. As the underlying funds or the Fund’s allocations to underlying funds change from time to time, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, investments in the Fund benefit the adviser and its affiliates.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Additional Risks

Securities Lending Risk. (except for Value Advantage Fund and Value Opportunities Fund) Certain Funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. With respect to Mid Cap Value Fund and Small Cap Growth Fund, in situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

ETF and Investment Company Risk.  A Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the

NOVEMBER 1, 2010   37

More About the Funds (continued)

Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Disciplined Equity Fund

Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The performance for the Institutional Class Shares for the period from 1/1/00 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).

Diversified Fund

Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 1/1/00 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).

Small Cap Growth Fund

Historical performance shown for Institutional Class Shares prior to 1/1/06 in the bar chart and prior to their inception on 2/19/05 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of the Institutional Class Shares would have been different than those shown because Institutional Class Shares have different expenses than Select Class Shares.

U.S. Equity Fund

Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance from 1/1/00 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).

U.S. Small Company Fund

Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 1/1/00 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares).

38   J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund

Collectively these are the JPMT I Funds.

JPMorgan Small Cap Growth Fund is a series of JPMorgan Trust II (JPMT II), a Delaware statutory trust.

JPMorgan Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

JPMorgan Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc. (VOF), a Maryland corporation.

The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

Prior to 1/1/10, JPMorgan Investment Advisors Inc. (JPMIA) served as investment adviser to each of the JPMT II Funds. Effective 1/1/10, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to the JPMT II Funds. The appointment of JPMIM did not change the fees or terms of the investment advisory agreement (other than the identity of the investment adviser).

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal period ended 6/30/ 1 0, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Disciplined Equity Fund	0.20%
JPMorgan Diversified Fund	0.19
JPMorgan Mid Cap Value Fund	0.55
JPMorgan Small Cap Growth Fund [1]	0.64
JPMorgan U.S. Equity Fund	0.40
JPMorgan U.S. Small Company Fund	0.21
JPMorgan Value Advantage Fund	0.59
JPMorgan Value Opportunities Fund	0.40

1	For the period from 1/1/10 to 6/30/10.

For the period 7/1/09 through 12/31/09, JPMIA was paid management fees (net of waivers, if any) as shown below, as a percentage of average daily net assets:

JPMorgan Small Cap Growth Fund	0.59%

A discussion of the basis the trustees of each trust and the directors of each corporation used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31, except that the discussion for the Value Opportunities Fund is available in the annual report for the most recent fiscal year ended June 30.

The Portfolio Managers

Disciplined Equity Fund

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder, Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Scott Blasdell, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Blasdell has been a portfolio manager on the Structured Equity Team since 2008 and prior to that time he was a portfolio manager for JPMIM’s REIT strategies. Mr. Blasdell has been an employee of JPMIM since 1999.

NOVEMBER 1, 2010   39

The Funds’ Management and Administration (continued)

Diversified Fund

Patrik Jakobson, Managing Director of JPMIM, is the primary portfolio manager for the Diversified Fund. In that capacity, Mr. Jakobson, together with Michael Fredericks, Vice President of JPMIM, and Michael Schoenhaut, Vice President of JPMIM, are the portfolio managers responsible for oversight of the Fund. Together with a team of portfolio managers and analysts, they manage the portfolio construction, investment strategy selection and asset allocation processes for the overall portfolio, which is comprised of underlying equity and fixed income strategies. Mr. Jakobson, who has been with JPMIM since 1987, is responsible for managing global asset allocation portfolios and has been a portfolio manager since 1994. Mr. Fredericks joined the adviser in 2006 from Nicholas Applegate Capital Management, where from 2001 to 2006 he was a global equity analyst and a client portfolio manager. Mr. Schoenhaut, a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager since 2006. Thomas Luddy, Christopher T. Blum, Scott Grimshaw and Jeroen Huysinga are some of the portfolio managers of the underlying asset allocations. Mr. Luddy, Managing Director of JPMIM and a CFA charterholder, has been an employee since 1976. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Mr. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the JPMorgan Intrepid strategies, including the JPMorgan Intrepid Funds, and for the behavioral small cap strategies. He also leads the behavioral finance portfolio management team, which manages the JPMorgan Intrepid Funds. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Mr. Grimshaw, Vice President of JPMIM and a CFA charterholder, has been a portfolio manager on the Taxable Bond Team since 1996. He is also responsible for the government sector. Mr. Huysinga, Managing Director of JPMIM, has been with JPMIM and its affiliates since 1997 and began as a portfolio manager of Global Strategies in 2000.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, joined the team as a research analyst in 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Prior to becoming a portfolio manager in 2006, Ms. Fu joined the team as a research analyst in 2004. Before joining the team, she was a sell side analyst at J . P . Morgan Securities, Inc.

Small Cap Growth Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985.

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; Helge Skibeli, Managing Director of JPMIM; Giri Devulapally, Managing Director of JPMIM; and Alan Gutmann, Vice President of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2001 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM. Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Information about Mr. Luddy is discussed earlier in this section. Each of the portfolio managers except Mr. Gutmann is a CFA charterholder.

U.S. Small Company Fund

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the behavioral small cap strategies, including the Fund. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Also members of the portfolio management team are Dennis S. Ruhl, Managing Director of JPMIM and a CFA charterholder and Phillip Hart, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

40   J.P. MORGAN U.S. EQUITY FUNDS

Value Advantage Fund

Jonathan K. L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria Fu, Vice President of JPMIM, are the portfolio managers for the Fund. Information about Mr. Simon, Mr. Playford and Ms. Fu is discussed earlier in this section.

Value Opportunities Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Ms. Miller has been a portfolio manager on the Large Cap Value team since 2005. She has been an employee of the firm since 2002 and has previously worked as an analyst with the U.S. equity team from 2003 to 2005 and as an analyst with the U.S. equity client portfolio management team from 2002 to 2003. Ms. Miller is a CFA charterholder. Information about Mr. Gutmann is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrators

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of each Fund except for the Value Opportunities Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except the Value Opportunities Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Value Opportunities Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equaling 0.175% of average daily net assets of the Fund. During the fiscal year ended June 30, 2010, the Business Manager was paid a fee of 0.077% (net of waivers) of average daily net assets. The Business Manager, a wholly-owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception and provides similar services to three other mutual funds with combined assets of approximately $50 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

NOVEMBER 1, 2010   41

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares — See “How do I open an account?”

•	Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Boards have adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In

42   J.P. MORGAN U.S. EQUITY FUNDS

identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Boards, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in

NOVEMBER 1, 2010   43

How to Do Business with the Funds (continued)

accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

44   J.P. MORGAN U.S. EQUITY FUNDS

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

NOVEMBER 1, 2010   45

How to Do Business with the Funds (continued)

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in

46   J.P. MORGAN U.S. EQUITY FUNDS

which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   47

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Disciplined Equity Fund, Diversified Fund and U.S. Equity Fund generally distribute net investment income, if any, at least quarterly. The Mid Cap Value Fund, Small Cap Growth Fund, U.S. Small Company Fund, Value Advantage Fund and Value Opportunities Fund generally distribute net investment income, if any, at least annually. The Funds will distribute net realized capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund’s investment in certain REIT securities, debt securities and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of

48   J.P. MORGAN U.S. EQUITY FUNDS

the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees for each Fund (except the Value Opportunities Fund) have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. Value Opportunities Fund proxies are voted by a designated Fund officer. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

NOVEMBER 1, 2010   49

Shareholder Information (continued)

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

50   J.P. MORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective

•  Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• With respect to the Diversified Fund, a diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions

•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include common stocks, convertible securities[1], preferred stocks[2], depositary receipts (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

NOVEMBER 1, 2010   51

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting debt securities (including U.S. government and agency securities)

•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known F eder a l Natio n al Mortgage Associatio n (Fann ie Mae ) and the F ede r al Hom e Loan Mortgage Corporation (Fre ddie Mac ) , is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated; the risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
•  Debt securities have generally outperformed money market instruments over the long term with less risk than stocks. Government and agency securities generally also have less risk than debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•   A Fund seeks to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

Credit quality (applicable to Diversified Fund)

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

52   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•  Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Funds which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Funds could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

NOVEMBER 1, 2010   53

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs) [1] and other investment companies

•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

Foreign investments

•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  Except for the Diversified Fund, the Funds anticipate that total foreign investments will not exceed 20% of total assets
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

54   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

NOVEMBER 1, 2010   55

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending

•  When a Fund[1] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings

• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

1	The Value Advantage and Value Opportunities Funds do not engage in securities lending.

56   J.P. MORGAN U.S. EQUITY FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2010   57

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Institutional Class

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Disciplined Equity Fund
Year Ended June 30, 2010	$11.52	$0.23	(f)	$1.57		$1.80	$0.23	$—	$(0.23)
Year Ended June 30, 2009	15.45	0.32	(f)(g)	(3.90	)(g)	(3.58)	(0.35)	—	(0.35)
Year Ended June 30, 2008	18.47	0.29	(f)	(3.01)		(2.72)	(0.30)	—	(0.30)
Year Ended June 30, 2007	15.33	0.25	(f)	3.16		3.41	(0.27)	—	(0.27)
January 1, 2006 through June 30, 2006 (e)	15.15	0.12	(f)	0.17		0.29	(0.11)	—	(0.11)
Year Ended December 31, 2005	14.78	0.19	(f)	0.37		0.56	(0.19)	—	(0.19)

Diversified Fund
Year Ended June 30, 2010	10.73	0.30	(f)	1.35		1.65	(0.28)	—	(0.28)
Year Ended June 30, 2009	13.25	0.31	(f)	(2.28)		(1.97)	(0.26)	(0.29)	(0.55)
Year Ended June 30, 2008	15.70	0.37		(1.11)		(0.74)	(0.38)	(1.33)	(1.71)
Year Ended June 30, 2007	14.25	0.40		1.89		2.29	(0.38)	(0.46)	(0.84)
January 1, 2006 through June 30, 2006 (e)	14.05	0.18	(f)	0.21		0.39	(0.19)	—	(0.19)
Year Ended December 31, 2005	13.74	0.29	(f)	0.33		0.62	(0.31)	—	(0.31)

Mid Cap Value Fund
Year Ended June 30, 2010	15.43	0.29	(f)	3.52		3.81	(0.02)	—	(0.02)
Year Ended June 30, 2009	22.31	0.38	(f)	(6.06)		(5.68)	(0.51)	(0.69)	(1.20)
Year Ended June 30, 2008	28.17	0.31		(3.85)		(3.54)	(0.26)	(2.06)	(2.32)
Year Ended June 30, 2007	25.10	0.30		4.29		4.59	(0.37)	(1.15)	(1.52)
January 1, 2006 through June 30, 2006 (e)	23.58	0.20		1.32		1.52	—	—	—
Year Ended December 31, 2005	22.30	0.24	(f)	1.86		2.10	(0.21)	(0.61)	(0.82)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Calculated based upon average shares outstanding.

(g)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (23.76)%, the net investment income (loss) per share would have been $0.26, the net realized and unrealized gains (losses) on investments per share would have been $(3.95), and the net investment income (loss) ratio would have been 2.19%.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

58   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
						Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$13.09	15.49%		$194,273	0.45%	1.68%		0.55%	169%
—		11.52	(23.03	)(g)	124,398	0.45	2.76	(g)	0.58	92
—		15.45	(14.88)		73,219	0.45	1.66		0.52	72
—		18.47	22.40		115,178	0.45	1.47		0.51	59
—	(h)	15.33	1.89		219,916	0.45	1.54		0.54	34
—		15.15	3.84		310,294	0.45	1.31		0.52	44

—		12.10	15.33		305,192	0.51	2.45		0.97	70
—		10.73	(14.60)		124,261	0.62	2.83		1.00	165
—		13.25	(5.20	)(i)	236,864	0.65	2.55		0.93	234
—		15.70	16.39		227,438	0.65	2.60		0.94	218
—		14.25	2.76		208,490	0.65	2.50		1.02	127
—		14.05	4.54		309,942	0.65	2.09		0.88	214

—		19.22	24.68		1,913,930	0.74	1.52		1.00	34
—		15.43	(25.15)		1,424,004	0.75	2.26		1.02	47
—		22.31	(13.25)		1,777,057	0.75	1.16		1.02	31
—		28.17	18.82		2,566,230	0.75	1.21		0.95	45
—		25.10	6.45		2,009,351	0.75	1.65		0.99	20
—		23.58	9.42		1,915,393	0.75	1.02		0.98	45

NOVEMBER 1, 2010   59

Financial Highlights (continued)

Institutional Class (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Small Cap Growth Fund
Year Ended June 30, 2010	$7.13	$0.03	(f)	$1.63		$1.60	$—	$—	$—
Year Ended June 30, 2009	9.36	(0.01	)(f)	(2.22	)(g)	(2.23)	—	—	—
Year Ended June 30, 2008	12.41	(0.02	)(f)	(1.33)		(1.35)	—	(1.70)	(1.70)
Year Ended June 30, 2007	12.23	(0.03	)(f)	2.00		1.97	—	(1.79)	(1.79)
Year Ended June 30, 2006	12.77	(0.03)		2.07		2.04	—	(2.58)	(2.58)

U.S. Equity Fund
Year Ended June 30, 2010	7.35	0.11	(f)	0.95		1.06	(0.10)	—	(0.10)
Year Ended June 30, 2009	9.55	0.14	(f)	(2.16)		(2.02)	(0.13)	(0.05)	(0.18)
Year Ended June 30, 2008	12.35	0.15	(f)	(1.25)		(1.10)	(0.14)	(1.56)	(1.70)
Year Ended June 30, 2007	11.27	0.15	(f)	2.47		2.62	(0.15)	(1.39)	(1.54)
January 1, 2006 through June 30, 2006 (e)	10.98	0.07	(f)	0.29		0.36	(0.07)	—	(0.07)
Year Ended December 31, 2005	10.97	0.12	(f)	0.17		0.29	(0.12)	(0.16)	(0.28)

U.S. Small Company Fund
Year Ended June 30, 2010	6.20	0.04	(f)	1.68		1.72	(0.08)	—	(0.08)
Year Ended June 30, 2009	8.39	0.07	(f)	(2.16	)(i)	(2.09)	(0.04)	(0.06)	(0.10)
Year Ended June 30, 2008	14.02	0.08	(f)	(2.32)		(2.24)	(0.09)	(3.30)	(3.39)
Year Ended June 30, 2007	13.90	0.07	(f)	2.01		2.08	(0.09)	(1.87)	(1.96)
January 1, 2006 through June 30, 2006 (e)	12.93	0.01		0.96		0.97	—	—	—
Year Ended December 31, 2005	13.77	0.05	(f)	0.56		0.61	(0.03)	(1.42)	(1.45)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Calculated based upon average shares outstanding.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(i)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total returns would have been (25.81)%, and the net realized and unrealized gains (losses) on investments per share would have been $(2.24).

(j)	Includes interest expense of less than 0.01%.

60   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$8.73	22.44%		$146,161	0.85%		(0.31)%	1.04%	83%
7.13	(23.82	)(g)	102,695	0.85		(0.15)	1.19	83
9.36	(12.53	)(h)	91,439	0.85		(0.15)	0.99	71
12.41	17.39		66,811	0.85		(0.25)	0.96	86
12.23	17.42		62,362	0.85		(0.42)	0.99	97

8.31	14.40		441,540	0.64		1.25	0.68	84
7.35	(21.04)		263,859	0.64		1.88	0.72	101
9.55	(10.20	)(h)	249,806	0.64		1.33	0.67	103
12.35	24.60		223,850	0.64		1.27	0.70	112
11.27	3.31		221,627	0.64		1.22	0.72	85
10.98	2.62		208,614	0.64		1.12	0.67	83

7.84	27.78		10,729	0.83		0.48	1.30	56
6.20	(24.84	)(i)	9,086	0.83		1.17	1.30	52
8.39	(19.41)		15,035	0.84	(j)	0.78	1.18	130
14.02	16.06		40,769	0.83		0.49	0.99	46
13.90	7.50		54,551	0.83		0.37	1.02	22
12.93	4.34		46,690	0.83		0.39	0.98	32

NOVEMBER 1, 2010   61

Financial Highlights (continued)

Institutional Class (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Value Advantage Fund
Year Ended June 30, 2010	$12.01	$0.31	(g)	$3.18	$3.49	$(0.26)	$—	$(0.26)
Year Ended June 30, 2009	16.40	0.37	(g)	(4.42)	(4.05)	(0.27)	(0.07)	(0.34)
Year Ended June 30, 2008	20.47	0.44		(3.19)	(2.75)	(0.33)	(0.99)	(1.32)
Year Ended June 30, 2007	17.16	0.39	(g)	3.38	3.77	(0.18)	(0.28)	(0.46)
January 1, 2006 through June 30, 2006 (e)	15.83	0.25	(g)	1.08	1.33	—	—	—
February 28, 2005 (f) to December 31, 2005	15.00	0.11	(g)	0.99	1.10	(0.09)	(0.18)	(0.27)

Value Opportunities Fund
Year Ended June 30, 2010	10.73	0.16		1.39	1.55	(0.21)	—	(0.21)
Year Ended June 30, 2009	14.38	0.31		(3.62)	(3.31)	(0.34)	—	(0.34)
Year Ended June 30, 2008	21.36	0.30		(4.96)	(4.66)	(0.30)	(2.02)	(2.32)
Year Ended June 30, 2007	17.98	0.32		3.87	4.19	(0.33)	(0.48)	(0.81)
January 1, 2006 to June 30, 2006 (e)	17.14	0.17		0.67	0.84	—	—	—
Year Ended December 31, 2005	17.00	0.28		0.42	0.70	(0.25)	(0.31)	(0.56)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Commencement of operations.

(g)	Calculated based upon average shares outstanding.

62   J.P. MORGAN U.S. EQUITY FUNDS

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$15.24	29.03%	$156,531	0.74%	2.04%	0.98%	45%
12.01	(24.41)	70,825	0.75	3.11	1.15	70
16.40	(13.97)	19,872	0.75	2.37	1.03	103
20.47	22.16	24,710	0.75	1.97	1.00	77
17.16	8.40	773	0.75	3.03	1.25	55
15.83	7.32	20	0.75	0.87	3.01	90

12.07	14.29	532,637	0.65	1.39	0.77	79
10.73	(22.73)	413,130	0.65	2.37	0.79	98
14.38	(23.46)	671,970	0.65	1.81	0.74	80
21.36	23.75	926,124	0.65	1.70	0.81	80
17.98	4.90	704,001	0.64	1.93	0.84	42
17.14	4.11	568,515	0.65	1.64	0.84	70

NOVEMBER 1, 2010   63

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUND AND FORMER ONE GROUP MUTUAL FUNDS

On February 18, 2005, Diversified Fund and U.S. Equity Fund each acquired the assets and liabilities of a series of One Group Mutual Funds (now known as JPMT II). The following disclosure is applicable to any JPMT II Fund or those Funds that acquired the assets and liabilities of a series of One Group Mutual Funds.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG required JPMIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). In this prospectus, JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMT I) was a Reduced Rate Fund. “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMIA and its affiliates, in effect as of June 30, 2004. The settlement agreement require d that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMIA and its affiliates agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates on various classes of the Reduced Rate Funds were implemented on September 27, 2004 remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

64   J.P. MORGAN U.S. EQUITY FUNDS

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or their affiliates, as applicable.

Non-Reduced Rate Funds

	Class	Net Expense Ratio	Gross Expense Ratio
Diversified Fund	Institutional	0.83%	1.15%
Mid Cap Value Fund	Institutional	0.76	1.01
Small Cap Growth Fund	Institutional	0.85	1.04
U.S. Equity Fund	Institutional	0.64	0.68

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/ 1 0, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

NOVEMBER 1, 2010   65

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Diversified Fund

	Institutional Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$85	5.00%	4.17%	4.17%
October 31, 2012	122	10.25	8.18	3.85
October 31, 2013	127	15.76	12.35	3.85
October 31, 2014	132	21.55	16.67	3.85
October 31, 2015	137	27.63	21.16	3.85
October 31, 2016	142	34.01	25.83	3.85
October 31, 2017	147	40.71	30.67	3.85
October 31, 2018	153	47.75	35.70	3.85
October 31, 2019	159	55.13	40.93	3.85
October 31, 2020	165	62.89	46.35	3.85

JPMorgan Mid Cap Value Fund

	Institutional Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$78	5.00%	4.24%	4.24%
October 31, 2012	107	10.25	8.40	3.99
October 31, 2013	112	15.76	12.72	3.99
October 31, 2014	116	21.55	17.22	3.99
October 31, 2015	121	27.63	21.90	3.99
October 31, 2016	126	34.01	26.76	3.99
October 31, 2017	131	40.71	31.82	3.99
October 31, 2018	136	47.75	37.08	3.99
October 31, 2019	141	55.13	42.55	3.99
October 31, 2020	147	62.89	48.24	3.99

66   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

	Institutional Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$87	5.00%	4.15%	4.15%
October 31, 2012	110	10.25	8.27	3.96
October 31, 2013	115	15.76	12.56	3.96
October 31, 2014	119	21.55	17.02	3.96
October 31, 2015	124	27.63	21.65	3.96
October 31, 2016	129	34.01	26.47	3.96
October 31, 2017	134	40.71	31.48	3.96
October 31, 2018	139	47.75	36.69	3.96
October 31, 2019	145	55.13	42.10	3.96
October 31, 2020	151	62.89	47.73	3.96

JPMorgan U.S. Equity Fund

	Institutional Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$65	5.00%	4.36%	4.36%
October 31, 2012	72	10.25	8.87	4.32
October 31, 2013	76	15.76	13.57	4.32
October 31, 2014	79	21.55	18.48	4.32
October 31, 2015	82	27.63	23.60	4.32
October 31, 2016	86	34.01	28.94	4.32
October 31, 2017	90	40.71	34.51	4.32
October 31, 2018	93	47.75	40.32	4.32
October 31, 2019	97	55.13	46.38	4.32
October 31, 2020	102	62.89	52.70	4.32

NOVEMBER 1, 2010   67

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds , the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus. You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds, except for the Mid Cap Value Fund, Small Cap Growth Fund and Value Opportunities Fund, is 811-21295.

Investment Company Act File No. for the Mid Cap Value Fund is 811-08189.

Investment Company Act File No. for the Small Cap Growth Fund is 811-4236.

Investment Company Act File No. for the Value Opportunities Fund is 811-4321.

©JPMorgan Chase & Co., 2010 All rights reserved. November 2010.

PR-EQI-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Class R2 & Class R5 Shares

November 1, 2010

JPMorgan Growth Advantage Fund
Class/Ticker:  R5/JGVRX
JPMorgan Intrepid America Fund
Class/Ticker: R2/JIAZX; R5/JIARX
JPMorgan Intrepid Growth Fund
Class/Ticker: R2/JIGZX; R5/JGIRX
JPMorgan Intrepid Value Fund
Class/Ticker: R2/JIVZX; R5/JIVRX
JPMorgan Large Cap Growth Fund
Class/Ticker: R2/JLGZX; R5/ JLGRX
JPMorgan Large Cap Value Fund
Class/Ticker: R2/JLVZX; R5/JLVRX
JPMorgan Market Expansion Index Fund
Class/Ticker: R2/JMEZX
JPMorgan Mid Cap Growth Fund
Class/Ticker: R2/JMGZX

JPMorgan Mid Cap Value Fund
Class/Ticker:  R2/JMVZX
JPMorgan Small Cap Equity Fund*
Class/Ticker: R2/JSEZX; R5/JSERX
JPMorgan Small Cap Growth Fund
Class/Ticker: R2/JSGZX
JPMorgan Small Cap Value Fund
Class/Ticker: R2/JSVZX; R5/JSVRX
JPMorgan U.S. Equity Fund
Class/Ticker: R2/JUEZX; R5/JUSRX
JPMorgan U.S. Large Cap Core Plus Fund
Class/Ticker: R2/JLPZX; R5/JCPRX
JPMorgan U.S. Large Cap Value Plus Fund
Class/Ticker: R5/JTVRX
JPMorgan U.S. Research Equity Plus Fund
Class/Ticker: R2/JEPZX; R5/JEPRX

*	Closed to new investors.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Growth Advantage Fund	1
JPMorgan Intrepid America Fund	5
JPMorgan Intrepid Growth Fund	9
JPMorgan Intrepid Value Fund	13
JPMorgan Large Cap Growth Fund	17
JPMorgan Large Cap Value Fund	20
JPMorgan Market Expansion Index Fund	24
JPMorgan Mid Cap Growth Fund	28
JPMorgan Mid Cap Value Fund	31
JPMorgan Small Cap Equity Fund	35
JPMorgan Small Cap Growth Fund	38
JPMorgan Small Cap Value Fund	41
JPMorgan U.S. Equity Fund	45
JPMorgan U.S. Large Cap Core Plus Fund	49
JPMorgan U.S. Large Cap Value Plus Fund	53
JPMorgan U.S. Research Equity Plus Fund	57
More About the Funds	60
Additional Information about the Funds’ Investment Strategies	60
Investment Risks	61
Temporary Defensive and Cash Positions	63
Expense Limitation	64
Additional Historical Performance Information	64
The Funds’ Management and Administration	66
How to Do Business with the Funds	70
Purchasing Fund Shares	70
12b-1 Fees for Class R2 Shares	73
Networking and Sub-Transfer Agency Fees	74
Exchanging Fund Shares	74
Redeeming Fund Shares	74
Shareholder Information	76
Distributions and Taxes	76
Shareholder Statements and Reports	77
Availability of Proxy Voting Record	77
Portfolio Holdings Disclosure	77
Risk and Reward Elements for the Funds	79
Financial Highlights	86
Legal Proceedings and Additional Fee and Expense Information	98
How to Reach Us	Back cover

JPMorgan Growth Advantage Fund

Class/Ticker: R5/JGVRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class R5
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21
Shareholder Service Fees	0.	05
Remainder of Other Expenses	0.	16
Total Annual Fund Operating Expenses	0.86

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The advis e r may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

NOVEMBER 1, 2010   1

JPMorgan Growth Advantage Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller cap companies (mid cap and small cap companies). Smaller companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

2   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R5 Shares have not operated for a full calendar year, the bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years, and ten years. The table compares that performance to the Russell 3000® Growth Index and the Lipper Multi-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The Fund’s performance prior to 8/17/05 may be less pertinent for investors considering whether to purchase shares of the Fund because prior to that time the Fund operated as a mid cap growth fund pursuant to a different investment objective and different investment policies. The performance for the Class R5 Shares is based on the performance of the Select Class and Class A Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class and Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2001	18.50%
Worst Quarter	4th quarter, 2000	–42.32%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.88%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	37.10%	4.87%	(6.24)%
Return After Taxes on Distributions	37.10	4.87	(6.28)
Return After Taxes on Distributions and Sale of Fund Shares	24.11	4.19	(5.05)

RUSSELL 3000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	37.01	1.58	(3.79)

LIPPER MULTI-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	16.25	0.63	(4.13)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2002	Managing Director
Timothy Parton	2002	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   3

JPMorgan Growth Advantage Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

Class/Ticker: R2/JIAZX; R5/JIARX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.39		0.19
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	14	0.	14
Total Annual Fund Operating Expenses	1.54		0.84
Fee Waivers and Expense Reimbursements[1]	(0.04)		(0.04)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.50		0.80

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	483	836	1,831
CLASS R5 SHARES ($)	82	264	462	1,033

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

NOVEMBER 1, 2010   5

JPMorgan Intrepid America Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

6   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	17.91%
Worst Quarter	4th quarter, 2008	–22.13%

The Fund’s year-to-date total return through 9/30/ 1 0 was 1.92%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
CLASS R5 SHARES
Return Before Taxes	29.94%	0.93%	7.27%
Return After Taxes on Distributions	29.56	0.50	7.07
Return After Taxes on Distributions and Sale of Fund Shares	19.97	0.80	6.56

CLASS R2 SHARES
Return Before Taxes	29.03	0.48	7.36

RUSSELL 1000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	28.43	0.79	6.79

LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	12.33	(0.78)	4.06

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   7

JPMorgan Intrepid America Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Growth Fund

Class/Ticker: R2/JIGZX; R5/JGIRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.44		0.24
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	19	0.	19
Total Annual Fund Operating Expenses	1.59		0.89
Fee Waivers and Expense Reimbursements[1]	(0.09)		(0.09)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.50		0.80

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	493	857	1,882
CLASS R5 SHARES ($)	82	275	484	1,088

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

NOVEMBER 1, 2010   9

JPMorgan Intrepid Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk.  Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

10   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.79%
Worst Quarter	4th quarter, 2008	–22.08%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.86%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
CLASS R5 SHARES
Return Before Taxes	34.03%	1.61%	7.39%
Return After Taxes on Distributions	33.81	1.45	6.54
Return After Taxes on Distributions and Sale of Fund Shares	22.42	1.38	6.06

CLASS R2 SHARES
Return Before Taxes	33.04	1.17	7.05

RUSSELL 1000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	37.21	1.63	6.52

LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	12.59	(0.56)	4.23

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   11

JPMorgan Intrepid Growth Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund

Class/Ticker: R2/JIVZX; R5/JIVRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.54		0.34
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	29	0.	29
Total Annual Fund Operating Expenses	1.69		0.99
Fee Waivers and Expense Reimbursements[1]	(0.49)		(0.39)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.20		0.60

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20% and 0.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	485	872	1,957
CLASS R5 SHARES ($)	61	276	509	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

NOVEMBER 1, 2010   13

JPMorgan Intrepid Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.   The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Mid Cap Company Risk.  Because the Fund may invest in large- and mid-capitalization companies, the Fund’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

14   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.46%
Worst Quarter	4th quarter, 2008	–22.70%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.23%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Life of Fund (since 2/28/03)
CLASS R5 SHARES
Return Before Taxes	24.14%	1.43%	8.64%
Return After Taxes on Distributions	23.63	0.98	7.78
Return After Taxes on Distributions and Sale of Fund Shares	16.14	1.21	7.27

CLASS R2 SHARES
Return Before Taxes	23.26	0.99	8.30

RUSSELL 1000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	6.87

LIPPER LARGE-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	13.04	(1.29)	4.88

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   15

JPMorgan Intrepid Value Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund

Class/Ticker: R2/JLGZX; R5/JLGRX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.50%		0.50%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.56		0.35
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	31	0.	30
Total Annual Fund Operating Expenses	1.56		0.85
Fee Waivers and Expense Reimbursements [1]	(0.21)		(0.10)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.35		0.75

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.35% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	137	472	830	1,839
CLASS R5 SHARES ($)	77	261	462	1,040

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

NOVEMBER 1, 2010   17

JPMorgan Large Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Growth Index ranged from $727 million to $315 billion. Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. The adviser seeks structural disconnects which allow businesses to exceed market expectations. These disconnects may result from: demographic/cultural changes, technological advancements and/or regulatory changes. The adviser seeks to identify long-term imbalances in supply and demand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for Class R5 and Class R2 Shares is based on the performance of Select Class Shares prior to their inception. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select

18   J.P. MORGAN U.S. EQUITY FUNDS

Class Shares. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.22%
Worst Quarter	4th quarter, 2008	–21.53%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.55%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years

CLASS R5 SHARES
Return Before Taxes	34.94%	2.37%	(4.01)%
Return After Taxes on Distributions	34.88	2.36	(4.09)
Return After Taxes on Distributions and Sale of Fund Shares	22.76	2.02	(3.31)

CLASS R2 SHARES
Return Before Taxes	34.14	1.83	(4.54)

RUSSELL 1000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	37.21	1.63	(3.99)

LIPPER LARGE-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	12.59	(0.56)	(5.39)

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2006	Managing Director
Giri Devulapally	2004	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   19

JPMorgan Large Cap Value Fund

Class/Ticker: R2/JLVZX; R5/JLVRX

What is the goal of the Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.45		0.24
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	20	0.	19
Total Annual Fund Operating Expenses	1.35		0.64
Fee Waivers and Expense Reimbursements [1]	(0.15)		(0.04)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.20		0.60

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20% and 0.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter . Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	413	725	1,611
CLASS R5 SHARES ($)	61	201	353	795

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

20   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Value Index ranged from $208 million to $315 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.   A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

NOVEMBER 1, 2010   21

JPMorgan Large Cap Value Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 and Class R2 Shares is based on the performance of the Select Class Shares prior to their inception. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	21.51%
Worst Quarter	3rd quarter, 2002	–20.78%

The Fund’s year-to-date total return through 9/30/ 1 0 was 0.77%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	32.97%	0.17%	0.71%
Return After Taxes on Distributions	32.55	(1.64)	(0.42)
Return After Taxes on Distributions and Sale of Fund Shares	21.77	(0.15)	0.35

CLASS R2 SHARES
Return Before Taxes	32.13	(0.51)	0.14

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(0.25)	2.47

LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	13.04	(1.29)	0.31

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2004	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

22   J.P. MORGAN U.S. EQUITY FUNDS

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   23

JPMorgan Market Expansion Index Fund

Class/Ticker: R2/JMEZX

What is the goal of the Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.41
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	16
Total Annual Fund Operating Expenses	1.16
Fee Waivers and Expense Reimbursements[1]	(0.09)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.07

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding acquired fund fees and e xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.07% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	109	360	630	1,401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

24   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 1 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indexes. Because the Fund uses an enhanced index strategy, not all of the stocks in the indexes are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indexes. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indexes in order to closely replicate the performance of the combined indexes. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indexes of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process: Because the Fund uses an enhanced index strategy, the adviser uses a quantitative process to select the Fund’s portfolio securities. This process overweights inexpensive stocks with improving fundamental characteristics and underweights expensive stocks that have deteriorating fundamental characteristics. A previously attractive stock is pared back or sold when the combined perspective on valuation and fundamentals is no longer favorable.

1	“S&P Small Cap 600” and “S&P Mid Cap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Index Investing Risk.  The Fund attempts to track the performance of a market capitalization-weighted combination of the S&P Small Cap 600 and the S&P MidCap 400. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Smaller Cap Company Risk.  Investments in mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

NOVEMBER 1, 2010   25

JPMorgan Market Expansion Index Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the S&P 1000 Index and the Lipper Mid-Cap Core Funds Index and Lipper Small Cap Core Funds Index, both of which are indexes based on the total returns of certain small cap and mid cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Small Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index es includes the expenses of the mutual funds included in the index es. The performance in the table for Class R2 Shares is based on the performance of Select Class Shares prior to the inception of the Class R2 Shares . Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	20.26%
Worst Quarter	4th quarter, 2008	–25.97%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.57%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	33.85%	1.89%	5.51%

S&P 1000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	33.48	2.63	6.34

LIPPER SMALL CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	22.12	1.40	2.65

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	2000	Managing Director
Michael Loeffler	2004	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

26   J.P. MORGAN U.S. EQUITY FUNDS

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   27

JPMorgan Mid Cap Growth Fund

Class/Ticker: R2/JMGZX

What is the goal of the Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.52
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	27
Total Annual Fund Operating Expenses	1.67
Fee Waivers and Expense Reimbursements [1]	(0.27)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.40

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40%, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	143	500	882	1,954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

28   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from $727 million to $18.6 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

NOVEMBER 1, 2010   29

JPMorgan Mid Cap Growth Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 Shares do not have a full calendar year ’s performance , the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. The table shows the average annual total returns for Class R2 Shares over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R2 Shares is based on the performance of the Select Class Shares prior to their inception. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	16.83%
Worst Quarter	4th quarter, 2008	–27.21%

The Fund’s year-to-date total return through 9/30/ 1 0 was 8.85%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	42.57%	2.66%	1.87%

RUSSELL MIDCAP® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	46.29	2.40	(0.52)

LIPPER MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	21.13	2.85	(2.21)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Timothy Parton	2004	Managing Director

Purchase and Sale of Fund Shares

There are no maximum or minimum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

Class/Ticker: R2/JMVZX

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.50
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	25
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.66
Fee Waivers and Expense Reimbursements[1]	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.51

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	509	888	1,953

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

NOVEMBER 1, 2010   31

JPMorgan Mid Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations between $1 billion to $15 billion at the time of purchase. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, re l atively l ow er levels of business cyclicality, high returns on invested capital and strong experienced management teams .

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

32   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain mutual funds within mid cap funds as determined by Lipper. Unlike the other index, the Lipper indexes includes the expenses of the mutual funds included in the indexes. The performance in the table for Class R2 Shares is based on the performance of Class A and Institutional Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	17.86%
Worst Quarter	4th quarter, 2008	–21.70%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.56%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	25.75%	1.77%	10.02%

RUSSELL MIDCAP® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	34.21	1.98	7.58

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	22.12	1.40	2.65

LIPPER MID-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	23.19	0.76	5.73

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	1997	Managing Director
Lawrence Playford	2004	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

There are no maximum or minimum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

NOVEMBER 1, 2010   33

JPMorgan Mid Cap Value Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Equity Fund

Class/Ticker: R2/JSEZX, R5/JSERX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.48		0.28
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	23	0.	23
Acquired Fund Fees and Expenses	0.01		0.01
Total Annual Fund Operating Expenses[1]	1.64		0.94
Fee Waivers and Expense Reimbursements[1]	(0.08)		(0.13)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.56		0.81

1	The Fund’s adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.55% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	159	509	884	1,937
CLASS R5 SHARES ($)	83	287	507	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

NOVEMBER 1, 2010   35

JPMorgan Small Cap Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $20 million to $3.3 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2

36   J.P. MORGAN U.S. EQUITY FUNDS

Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.81%
Worst Quarter	4th quarter, 2008	–18.76%

The Fund’s year-to-date total return through 9/30/ 1 0 was 10.29%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	32.41%	6.23%	7.79%
Return After Taxes on Distributions	32.31	5.18	6.64
Return After Taxes on Distributions and Sale of Fund Shares	21.19	5.00	6.38

CLASS R2 SHARES Return Before Taxes	31.42	5.64	7.20

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	27.17	0.51	3.51

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	21.67	1.15	4.16

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Glenn Gawronski	2004	Managing Director
Don San Jose	2007	Managing Director

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans can continue to purchase shares as described in “Purchasing Fund Shares-What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” of the prospectus.

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   37

JPMorgan Small Cap Growth Fund

Class/Ticker: R2/JSGZX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.51
Shareholder Service Fees	0.	25
Remainder of Other Expenses	0.	26
Total Annual Fund Operating Expenses	1.66
Fee Waivers and Expense Reimbursements[1]	(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.50

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	508	887	1,952

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

38   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $20 million to $3.3 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

NOVEMBER 1, 2010   39

JPMorgan Small Cap Growth Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	23.01%
Worst Quarter	4th quarter, 2008	–25.95%

The Fund’s year-to-date total return through 9/30/ 1 0 was 12.26%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES Return Before Taxes	38.21%	1.45%	2.51%

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	34.47	0.87	(1.37)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	18.22	(0.14)	(2.03)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

Class/Ticker: R2/JSVZX; R5/JSVRX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.56		0.37
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	31	0.	32
Total Annual Fund Operating Expenses	1.71		1.02
Fee Waivers and Expense Reimbursements[1]	(0.21)		(0.11)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.50		0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and e xpenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50% and 0.91%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	518	909	2,002
CLASS R5 SHARES ($)	93	314	553	1,238

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

NOVEMBER 1, 2010   41

JPMorgan Small Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $26 million to $2.4 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

42   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 and Class R2 Shares is based on the performance of the Select Class Shares prior to their inception. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	21.58%
Worst Quarter	4th quarter, 2008	–25.49%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.34%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	25.10%	0.85%	9.78%
Return After Taxes on Distributions	24.51	(1.30)	8.02
Return After Taxes on Distributions and Sale of Fund Shares	16.49	0.20	8.12

CLASS R2 SHARES Return Before Taxes	24.24	0.27	9.15

RUSSELL 2000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	20.58	(0.01)	8.27

LIPPER SMALL-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	25.50	0.90	8.06

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2005	Managing Director
Dennis Ruhl	2005	Managing Director
Phillip Hart	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   43

JPMorgan Small Cap Value Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

Class/Ticker: R2/JUEZX; R5/JUSRX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	0.43		0.23
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	18	0.	18
Total Annual Fund Operating Expenses	1.33		0.63
Fee Waivers and Expense Reimbursements[1]	(0.11)		(0.04)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.22		0.59

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.22% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	124	411	718	1,592
CLASS R5 SHARES ($)	60	198	347	783

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

NOVEMBER 1, 2010   45

JPMorgan U.S. Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk.  An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

46   J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of the Institutional Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Institutional Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	18.06%
Worst Quarter	4th quarter, 2008	–20.55%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.65%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	33.29%	3.06%	0.66%
Return After Taxes on Distributions	32.86	1.69	(0.26)
Return After Taxes on Distributions and Sale of Fund Shares	22.00	2.30	0.29

CLASS R2 SHARES
Return Before Taxes	32.34	2.50	0.19

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	12.33	(0.78)	(2.17)

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director
Giri Devuapally	2010	Managing Director
Alan Gutmann	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   47

JPMorgan U.S. Equity Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

Class/Ticker: R2/JLPZX; R5/JCPRX

What is the goal of the Fund?

The Fund seeks to provide a high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses	1.00		0.80
Dividend Expenses on Short Sales	0.	59	0.	59
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	16	0.	16
Acquired Fund Fees and Expenses	0.01		0.01
Total Annual Fund Operating Expenses[1]	2.51		1.81
Fee Waivers and Expense Reimbursements[1]	(0.26)		(0.26)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	2.25		1.55

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.65% and 0.95% respectively, of the ir average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	228	757	1,312	2,826
CLASS R5 SHARES ($)	158	544	956	2,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 150% of the average value of its portfolio.

NOVEMBER 1, 2010   49

JPMorgan U.S. Large Cap Core Plus Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s A ssets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. Equity securities in which the Fund invests significantly include common stocks of U.S. and foreign companies, including depositary receipts. “Assets” means net assets, plus the amount of borrowings for investment purposes.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Short Selling Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

50   J.P. MORGAN U.S. EQUITY FUNDS

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the S&P 500 Index and the Lipper Extended U.S. Large - Cap Core Funds Average, an average based on the total return of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.85%
Worst Quarter	4th quarter, 2008	–20.25%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.36%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/1/05)
CLASS R5 SHARES
Return Before Taxes	36.73%	6.68%
Return After Taxes on Distributions	36.57	6.23
Return After Taxes on Distributions and Sale of Fund Shares	24.08	5.59

CLASS R2 SHARES
Return Before Taxes	35.83	6.15

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.25

LIPPER EXTENDED U.S. LARGE - CAP CORE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	11.05	(5.69)

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2010   51

JPMorgan U.S. Large Cap Core Plus Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2005	Managing Director
Susan Bao	2005	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Value Plus Fund

Class/Ticker: R5/JTVRX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.78
Dividend Expenses on Short Sales	0.	38
Shareholder Service Fees	0.	05
Remainder of Other Expenses	0.	35
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.79
Fee Waivers and Expense Reimbursements[1]	(0.60)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	1.19

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of the ir average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES* ($)	121	505	914	2,056

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 110% of the average value of its portfolio.

NOVEMBER 1, 2010   53

JPMorgan U.S. Large Cap Value Plus Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s A ssets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Value Index ranged from $208 million to $315 billion. In implementing its strategies, the Fund invests primarily in common stocks.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price;

•	high potential reward compared to potential risk; and

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s

54   J.P. MORGAN U.S. EQUITY FUNDS

original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past two calendar year s . The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Long/Short Equity Funds Index, an index based on the total return s of certain mutual Funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	22.04%
Worst Quarter	4th quarter, 2008	–19.66%

The Fund’s year-to-date total return through 9/30/ 1 0 was 0.60%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/30/07)
CLASS R5 SHARES
Return Before Taxes	33.40%	(9.70)%
Return After Taxes on Distributions	33.00	(9.95)
Return After Taxes on Distributions and Sale of Fund Shares	21.95	(8.24)

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(12.98)

LIPPER LONG/SHORT EQUITY FUNDS INDEX (Reflects No Deduction for Taxes)	17.57	(9.84)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2010   55

JPMorgan U.S. Large Cap Value Plus Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2007	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

56   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Class/Ticker: R2/JEPZX; R5/JEPRX

What is the goal of the Fund?

The Fund seeks to provide total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class R2		Class R5
Management Fees	1.00%		1.00%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses[1]	1.94		1.74
Dividend Expenses on Short Sales	1.	25	1.	25
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	44	0.	44
Total Annual Fund Operating Expenses	3.44		2.74
Fee Waivers and Expense Reimbursements[2]	(0.69)		(0.69)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	2.75		2.05

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/11, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years
CLASS R2 SHARES ($)	278	993
CLASS R5 SHARES ($)	208	785

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (April 1 through June 30, 2010), the Fund’s portfolio turnover (including short sales) rate was 80% of the average value of its portfolio.

NOVEMBER 1, 2010   57

JPMorgan U.S. Research Equity Plus Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Index at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $208 million to $315 billion. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the Russell 1000 Index and emphasizes stock selection as the primary means of generating returns.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high potential reward compared to potential risk and

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s

58   J.P. MORGAN U.S. EQUITY FUNDS

original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on April 1, 2010. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Terance Chen	2010	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVEMBER 1, 2010   59

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in its Risk/Return Summary. Each Fund invests in common stock as a main strategy. Although not a main strategy, a Fund’s investment in equity securities may also include:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, often in the form of depositary receipts

•	derivatives, including futures, options and swaps. In connection with its main investment strategies, a Fund may use futures to more effectively gain targeted equity exposure from its cash position. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	securities lending (except for U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund)

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund

“Plus” in each Fund’s name refers to the additional return the Fund endeavors to add both relative to its index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser, expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Viewed sector by sector, each Fund’s net weightings of equity securities are similar to those of its index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. Within each industry sector, the Fund purchases equity securities that it believes are undervalued and underweights, or sells short, equity securities that it believes are overvalued.

By following this process, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund each seek to produce returns that exceed those of its index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the index, the Fund seeks to limit its volatility to that of the overall market, as represented by its index.

Each Fund intends to invest in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the Fund’s Index may be held as overweights in the Fund, resulting in positions of greater than 5% in those securities.

60   J.P. MORGAN U.S. EQUITY FUNDS

Each Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. Each Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. Each Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.   The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in a Fund decreases in value.

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Growth Investing Risk (applicable to Growth Advantage Fund, Intrepid Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund).  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk (applicable to Intrepid Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund and U.S. Large Cap Value Plus Fund).  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value

NOVEMBER 1, 2010   61

More About the Funds (continued)

stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Real Estate Securities Risk.   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the Fund.

Redemption Risk. Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund

Short Selling Risk.  Each Fund’s strategy may involve more risk than other funds that do not engage in short selling. A Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a broker or other institution. A Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that a Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, a Fund may subsequently seek to close this position by purchasing and returning the security to

62   J.P. MORGAN U.S. EQUITY FUNDS

the lender on a later date. A Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, a Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. A Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that a Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission and financial industry regulatory authorities in other countries have, in the past, imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the adviser to sell securities short on behalf of a Fund.

Additional Risks

Securities Lending Risk (except for the U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund).  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.

ETF and Investment Company Risk.  The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds (except the Market Expansion Index Fund) may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the Market Expansion Index Fund may not hold more than

NOVEMBER 1, 2010   63

More About the Funds (continued)

10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

EXPENSE LIMITATION

Growth Advantage Fund

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Growth Advantage Fund

The Class R5 Shares commenced operations on 1/8/09, and therefore the performance shown in the table is that of the Select Class Shares from 5/16/06 to 12/31/08 and Class A Shares prior to 5/16/06. The Select Class and Class A Shares invest in the same portfolio of securities, but are not being offered in this prospectus. The performance for the Class A Shares before 3/23/01 is based on the performance of the Class A Shares of the Fund’s predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than the prior classes and predecessor Fund. As of 8/17/05, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. In view of these changes, the Fund’s performance record prior to 8/17/05 might be less pertinent for investors considering whether to purchase shares of the Fund.

Intrepid America Fund
Intrepid Growth Fund
Intrepid Value Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares from 2/19/05 to 11/2/08 and Select Class Shares prior to 2/19/05. The Class A and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios.

Subsequent to the inception of the Funds on 2/28/03, through 10/01/03, the Funds did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Funds’ performance may have been impacted.

Large Cap Growth Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on that of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Historical performance shown for Class R5 Shares prior to their inception on 4/14/09 is based on Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Large Cap Value Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Select Class Shares. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

Market Expansion Index Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is also based on that of the Select Class Shares of the Fund. Select Class Shares are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

Mid Cap Growth Fund

Historical performance shown for Class R2 Shares in the table prior to their inception on 6/19/09 is based on Select Class Shares. Select Class Shares are not offered in this prospectus.

64   J.P. MORGAN U.S. EQUITY FUNDS

In the table prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

Mid Cap Value Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on the performance of the Fund’s Class A Shares from 4/30/01 to 1/1/09 for bar chart and to 11/2/08 in the table and Institutional Class Shares prior to 4/30/01. Class A and Institutional Class Shares invest in the same portfolio of securities but are not offered in this prospectus. During these periods, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Small Cap Equity Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Fund’s Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Small Cap Growth Fund

Historical performance shown in the table for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Class A Shares.

Small Cap Value Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Select Class Shares of the Fund. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

U.S. Equity Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Institutional Class Shares. Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 1/1/99 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Institutional Class Shares). Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The Fund’s performance for the period from 1/1/00 to 9/10/01 before the Class A Shares were launched on 9/10/01 is based on the performance of the adviser feeder that was merged out of existence (whose investment program was identical to the investment program of the Class A Shares). Returns for the period from 1/1/00 to 9/15/00 reflect the performance of the retail feeder (whose investment program was identical to the investment program of Class A Shares). During these periods, the actual returns of Class R2 Shares would have been lower than shown because the Class R2 Shares have higher expenses than Class A Shares and the above-referenced predecessor.

U.S. Large Cap Core Plus Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

NOVEMBER 1, 2010   65

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Research Equity Fund

Collectively, these are the JPMT I Funds.

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

These Funds are the JPMT II Funds.

Growth Advantage Fund is a series of J.P. Morgan Mutual Fund Investment Trust (JPMMFIT), a Massachusetts business trust.

Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

The trustees of JPMT I, JPMT II, JPMMFIT and the directors of JPMFMFG are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

Prior to 1/1/10, JPMorgan Investment Advisors Inc. (JPMIA) served as investment adviser to each of the JPMT II Funds. Effective 1/1/10, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to the JPMT II Funds. The appointment of JPMIM did not change the fees or terms of the investment advisory agreement (other than the identity of the investment adviser).

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal period ended 6/30/ 1 0, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Growth Advantage Fund	0.65%
JPMorgan Intrepid America Fund	0.65
JPMorgan Intrepid Growth Fund	0.65
JPMorgan Intrepid Value Fund	0.45
JPMorgan Large Cap Growth Fund [1]	0.50
JPMorgan Large Cap Value Fund [1]	0.40
JPMorgan Market Expansion Index Fund [1]	0.25
JPMorgan Mid Cap Growth Fund [1]	0.65
JPMorgan Mid Cap Value Fund	0.55
JPMorgan Small Cap Equity Fund	0.56
JPMorgan Small Cap Growth Fund [1]	0.64
JPMorgan Small Cap Value Fund [1]	0.56
JPMorgan U.S. Equity Fund	0.40
JPMorgan U.S. Large Cap Core Plus Fund	0.83
JPMorgan U.S. Large Cap Value Plus Fund	0.56
JPMorgan U.S. Research Equity Plus Fund	0.00

1	For the period from 1/1/10 to 6/30/10.

66   J.P. MORGAN U.S. EQUITY FUNDS

For the period 7/1/09 through 12/31/09, JPMIA was paid management fees (net of waivers, if any) as shown below, as a percentage of average daily net assets:

JPMorgan Large Cap Growth Fund	0.46%
JPMorgan Large Cap Value Fund	0.40
JPMorgan Market Expansion Index Fund	0.25
JPMorgan Mid Cap Growth Fund	0.64
JPMorgan Small Cap Growth Fund	0.59
JPMorgan Small Cap Value Fund	0.52

A discussion of the basis the Boards of JPMT I, JPMT II, JPMMFIT and JPMFMFG Funds used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Growth Advantage Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986.

Intrepid America Fund
Intrepid Growth Fund
Intrepid Value Fund

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the J.P. Morgan Intrepid strategies, including the Intrepid Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Intrepid Funds is led by Christopher Blum. The portfolio management team also includes Jason Alonzo, Vice President of JPMIM. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Alonzo has had day-to-day portfolio management responsibilities for the Intrepid Funds since 2005.

Large Cap Growth Fund

Christopher Jones, Managing Director of JPMIM, and Giri Devulapally, Managing Director of JPMIM and a CFA charterholder, are the portfolio managers for the Fund. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM. Information about Mr. Jones is discussed earlier in this section.

Large Cap Value Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Prior to joining JPMorgan, Ms. Miller has been a portfolio manager on the Large Cap Value team since 2005. She has been an employee of the firm since 2002 and has previously worked as an analyst with the U.S. equity team from 2003 to 2005 and as an analyst with the U.S. equity client portfolio management team from 2002 to 2003. Ms. Miller is a CFA charterholder.

Market Expansion Index Fund

The Fund is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., Managing Director and a CFA charterholder . Dr. Iyer has served as the director of quantitative research for JPMIM or predecessor firms since 1995. Michael Loeffler, Vice President of JPMIM and a CFA charterholder , assists Dr. Iyer in the day-to-day management of the Fund, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIM or predecessor firms since 1999 when he joined as an investment operations analyst.

Mid Cap Growth Fund

Christopher Jones, Managing Director of JPMIM and Timothy Parton, Managing Director of JPMIM, serve as portfolio managers for the Fund. Information about Mr. Jones and Mr. Parton is discussed earlier in this section.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its

NOVEMBER 1, 2010   67

The Funds’ Management and Administration (continued)

affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, joined the team as a research analyst in 2003 and became a portfolio manager in 2004. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Prior to becoming a portfolio manager in 2006, Ms. Fu joined the team as a research analyst in 2004. Before joining the team, she was a sell side analyst at J . P . Morgan Securities, Inc.

Small Cap Equity Fund

The portfolio management team is led by Glenn Gawronski, Managing Director of JPMIM, and Don San Jose, Managing Director of JPMIM. Mr. Gawronski has worked as portfolio manager for JPMIM or its affiliates since 2004 and has been employed with the firm since 1999. Prior to becoming a portfolio manager, he was an analyst for a micro cap portfolio. Mr. San Jose, has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group.

Small Cap Growth Fund

Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, serve as portfolio managers for the Fund. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Information about Mr. Jones is discussed earlier in this section.

Small Cap Value Fund

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the behavioral small cap strategies, including the Fund. Information about Mr. Blum is discussed earlier in this section. Also members of the portfolio management team are Dennis S. Ruhl, Managing Director of JPMIM and a CFA charterholder and Phillip Hart, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; Helge Skibeli, Managing Director of JPMIM; Giri Devulapally, Managing Director of JPMIM; and Alan Gutmann, Vice President of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002. Information about Mr. Devulapally and Mr. Gutmann is discussed earlier in this section. Each of the portfolio managers except Mr. Gutmann is a CFA charterholder.

U.S. Large Cap Core Plus Fund

The Fund is managed by Thomas Luddy, Managing Director of JPMIM, and Susan Bao, Managing Director of JPMIM. Information about Mr. Luddy and Ms. Bao is discussed earlier in this section.

U.S. Large Cap Value Plus Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio manager for the Fund. Information about Mr. Gutmann and Ms. Miller is discussed earlier in this section.

U.S. Research Equity Plus Fund

The portfolio management team is led by Terance Chen, Vice President of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Fund Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J . P . Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

68   J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee up to 0.25% of the average daily net assets of the Class R2 Shares of each Fund and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

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PURCHASING FUND SHARES

Who can buy shares?

Class R2 and Class R5 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and nonqualified deferred compensation plans. In addition, Class R5 Shares may be purchased by 529 college savings plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R5 Shares may also be purchased by current or future JPMorgan SmartRetirement Funds and such other J.P. Morgan Fund of Funds as are designated by the J.P. Morgan Funds Board of Trustees .

Class R2 and Class R5 Shares generally are not available to nonretirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and , with respect to Class R2 Shares, 529 college savings plans.

What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?

The Small Cap Equity Fund is publicly offered on a limited basis.

Investors are not eligible to purchase shares of the Small Cap Equity Fund, except as described below:

•	Shareholders of record as of June 8, 2007 will be able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of record of the Fund as of June 8, 2007 will be able to add to their accounts through exchanges from other J.P. Morgan Funds;

•	Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Sponsors of discretionary wrap programs may continue to utilize the Fund for new and existing discretionary wrap program accounts. In order to be eligible, the sponsor of the wrap program must have a mutual fund sales agreement with the Fund’s distributor and the wrap program must be accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Health savings account programs offered through JPMorgan Chase & Co. or its affiliates may open Fund accounts for new participants and purchase additional shares in their existing participant accounts; or

•	Current and future JPMorgan SmartRetirement Funds and such other J.P. Morgan Funds as are designated by the J.P. Morgan Funds Board of Trustees will be able to purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

With respect to investment in Class R2 Shares, group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009.

If a group employer retirement plan removes the Fund from its investment options and all shares of the Fund in the plan’s account are redeemed, then the account will be closed. Such group employer retirement plans will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in such plans.

With respect to investment in either Class R2 or Class R5 Shares, if the Fund receives a purchase order directly from an investor who is not eligible to purchase the respective shares of the Fund after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change any of these policies at any time.

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When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

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How to Do Business with the Funds (continued)

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

72   J.P. MORGAN U.S. EQUITY FUNDS

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund

    (EX: JPMORGAN ABC FUND-R5/R2)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R5/R2)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

Each Fund that offers Class R2 Shares described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.”

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How to Do Business with the Funds (continued)

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Neither Class R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

74   J.P. MORGAN U.S. EQUITY FUNDS

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out these earnings, if any, to shareholders as distributions.

The Intrepid Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Small Cap Value Fund and U.S. Equity Fund generally distribute net investment income, if any, at least quarterly. The Growth Advantage Fund, Intrepid America Fund, Intrepid Growth Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund generally distribute net investment income, if any, at least annually. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a tax year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Funds as an investment and the tax treatment of distributions.

With respect to taxable shareholders, if you buy shares just before distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund’s investments in certain REIT securities, debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to

76   J.P. MORGAN U.S. EQUITY FUNDS

hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to each Fund’s adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

NOVEMBER 1, 2010   77

Shareholder Information (continued)

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

78   J.P. MORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

NOVEMBER 1, 2010   79

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•  Derivatives such as futures, options, swaps , contracts for difference and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Funds which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Funds could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
•  To the extent a Fund that sells securities short also uses derivatives that involve leverage to its portfolio, the shorts may offset the additional market exposure caused by that leverage
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A contract for difference (CFD) is a contract between two parties in which one pays to the other a sum of money based on the difference between the current value of a security or instrument and its value on a specified future date. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

80   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by the U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund

•  Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities.
• Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•  The Fund could make money and protect against losses if management’s analysis proves correct
• Short selling may allow the Fund to implement insights into securities it expects to underperform
• Short selling may allow the Fund to diversify its holdings across a larger number of securities

•  The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk
•  The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy
• The U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund will not engage in short selling if the total market value of all securities sold short would exceed 50% of the Fund’s net assets

Exchange Traded Funds (ETFs) [1] and other investment companies

•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

NOVEMBER 1, 2010   81

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  The Funds anticipate that total foreign investments will not exceed 20% of total assets
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs.
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets.

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

82   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending

•  When a Fund[1] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings

• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	The U.S. Large Cap Core Plus, U.S. Large Cap Value Plus and U.S. Research Equity Plus Funds do not engage in securities lending.

NOVEMBER 1, 2010   83

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities

•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by a Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

84   J.P. MORGAN U.S. EQUITY FUNDS

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NOVEMBER 1, 2010   85

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the life of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Growth Advantage Fund
Class R5
Year Ended June 30, 2010	$5.93	$—	(g)(h)	$0.93	$0.93	$—	$—	$—
January 8, 2009 (e), through June 30, 2009	5.37	—	(g)(h)	0.56	0.56	—	—	—

Intrepid America Fund
Class R2
Year Ended June 30, 2010	16.29	0.09	(g)	2.33	2.42	(0.35)	—	(0.35)
November 3, 2008 (e) through June 30, 2009	17.58	0.13	(g)	(0.62)	(0.49)	(0.20)	(0.60)	(0.80)

Class R5
Year Ended June 30, 2010	16.47	0.22	(g)	2.36	2.58	(0.40)	—	(0.40)
Year Ended June 30, 2009	24.46	0.30	(g)	(7.48)	(7.18)	(0.21)	(0.60)	(0.81)
Year Ended June 30, 2008	29.81	0.31	(g)	(4.11)	(3.80)	(0.36)	(1.19)	(1.55)
Year Ended June 30, 2007	25.34	0.30	(g)	4.53	4.83	(0.30)	(0.06)	(0.36)
May 15, 2006 (e) to June 30, 2006 (f)	25.58	0.05	(g)	(0.29)	(0.24)	—	—	—

Intrepid Growth Fund
Class R2
Year Ended June 30, 2010	15.65	0.02	(g)	2.20	2.22	(0.11)	—	(0.11)
November 3, 2008 (e) through June 30, 2009	15.84	0.08	(g)	(0.09)	(0.01)	(0.18)	—	(0.18)

Class R5
Year Ended June 30, 2010	15.83	0.15	(g)	2.22	2.37	(0.22)	—	(0.22)
Year Ended June 30, 2009	22.15	0.16	(g)	(6.28)	(6.12)	(0.20)	—	(0.20)
Year Ended June 30, 2008	24.63	0.12		(2.09)	(1.97)	(0.12)	(0.39)	(0.51)
Year Ended June 30, 2007	20.89	0.16	(g)	3.69	3.85	(0.11)	—	(0.11)
May 15, 2006 (e) to June 30, 2006 (f)	21.23	0.02	(g)	(0.36)	(0.34)	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

86   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$6.86	15.68%	$76,767	0.86%	0.05%	0.86%	102%
5.93	10.43	46,312	0.90	(0.08)	1.06	119

18.36	14.68	105	1.50	0.47	1.54	108
16.29	(2.49)	49	1.50	1.30	1.59	125

18.65	15.49	105,092	0.80	1.12	0.84	108
16.47	(29.11)	84,934	0.80	1.73	0.87	125
24.46	(13.23)	128,967	0.80	1.15	0.84	89
29.81	19.15	89,464	0.80	1.06	0.83	81
25.34	(0.94)	13,414	0.80	1.36	0.84	47

17.76	14.10	57	1.50	0.11	1.59	118
15.65	0.07	50	1.50	0.80	1.68	121

17.98	14.86	86,795	0.80	0.81	0.89	118
15.83	(27.55)	74,460	0.80	0.99	0.92	121
22.15	(8.15)	154,884	0.80	0.52	0.85	130
24.63	18.46	132,234	0.80	0.68	0.85	130
20.89	(1.60)	9,752	0.80	0.94	0.88	73

NOVEMBER 1, 2010   87

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Intrepid Value Fund
Class R2
Year Ended June 30, 2010	$16.46	$0.14	(g)	$2.17		$2.31	$(0.14)	$—	$(0.14)
November 3, 2008 (e) through June 30, 2009	18.03	0.21	(g)	(1.53)		(1.32)	(0.25)	—	(0.25)

Class R5
Year Ended June 30, 2010	16.53	0.27	(g)	2.19		2.46	(0.28)	—	(0.28)
Year Ended June 30, 2009	23.54	0.45	(g)	(7.02)		(6.57)	(0.44)	—	(0.44)
Year Ended June 30, 2008	29.26	0.46	(g)	(5.47)		(5.01)	(0.47)	(0.24)	(0.71)
Year Ended June 30, 2007	24.82	0.48	(g)	4.64		5.12	(0.39)	(0.29)	(0.68)
May 15, 2006 (e) to June 30, 2006 (f)	24.84	0.05	(g)	0.01		0.06	(0.08)	—	(0.08)

Large Cap Growth Fund
Class R2
Year Ended June 30, 2010	13.37	(0.08	)(g)	2.52	(h)	2.44	—	—	—
November 3, 2008 (e) through June 30, 2009	13.68	0.01	(g)	(0.31	)(i)	(0.30)	(0.01)	—	(0.01)

Class R5
Year Ended June 30, 2010	13.28	0.03	(g)	2.50	(h)	2.53	—	—	—
April 14, 2009 (e) through June 30, 2009	12.47	0.01	(g)	0.81		0.82	(0.01)	—	(0.01)

Large Cap Value Fund
Class R2
Year Ended June 30, 2010	8.08	0.07	(g)	1.03		1.10	(0.05)	—	(0.05)
November 3, 2008 (e) through June 30, 2009	8.10	0.11	(g)(j)	0.02	(j)	0.13	(0.15)	—	(0.15)

Class R5
Year Ended June 30, 2010	8.01	0.14	(g)	1.02		1.16	(0.10)	—	(0.10)
Year Ended June 30, 2009	10.52	0.25	(g)(j)	(2.54	)(j)	(2.29)	(0.22)	—	(0.22)
Year Ended June 30, 2008	18.37	0.27	(g)	(3.91)		(3.64)	(0.24)	(3.97)	(4.21)
Year Ended June 30, 2007	16.41	0.30	(g)	3.50		3.80	(0.31)	(1.53)	(1.84)
May 15, 2006 (e) to June 30, 2006	16.65	0.04	(g)	(0.19)		(0.15)	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Calculated based upon average shares outstanding.

(h)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was less than $0.01 and 0.01% impact on the net realized and unrealized gains (losses) on investments per share and the total return, respectively.

(i)	Includes a gain resulting from a litigation payment on a security owned in a prior year. Without this gain, the total return would have been (2.74)% and the net realized and unrealized gains (losses) on investments per share would have been $(0.38).

(j)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been 1.07% and (22.27)%, the net investment income (loss) per share would have been $0.09 and $0.23, and the net realized and unrealized gains (losses) on investments per share would have been $(0.03) and $(2.59) and the net investment income (loss) ratio would have been 1.87% and 2.76% for Class R2 and Class R5 Shares, respectively.

(k)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return.

88   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$18.63	13.98%		$53	1.36%	0.70%		1.69%	113%
16.46	(7.15)		46	1.50	2.02		1.87	107

18.71	14.75		17,566	0.66	1.37		0.99	113
16.53	(27.87)		7,933	0.80	2.50		1.10	107
23.54	(17.34)		11,733	0.80	1.68		0.94	78
29.26	20.81		41,768	0.80	1.67		0.96	59
24.82	0.23		15	0.80	1.73		1.22	53

15.81	18.25	(h)	58	1.48	(0.52)		1.56	61
13.37	(2.16	)(i)	49	1.49	0.16		1.80	124

15.81	19.05	(h)	10,618	0.78	0.20		0.85	61
13.28	6.56		53	0.79	0.19		1.17	124

9.13	13.54		58	1.35	0.70		1.35	86
8.08	1.95	(j)	51	1.46	2.29	(j)	1.47	108

9.07	14.39		9,930	0.64	1.43		0.64	86
8.01	(21.58	)(j)	57	0.70	3.04	(j)	0.70	108
10.52	(23.36	)(k)	30,165	0.64	1.87		0.64	93
18.37	24.04		37,350	0.62	1.70		0.62	77
16.41	(0.92)		9,729	0.64	2.12		0.74	72

NOVEMBER 1, 2010   89

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Market Expansion Index Fund
Class R2
Year Ended June 30, 2010	$6.87	$0.02	(f)	$1.55	$1.57	$(0.05)	$—	$(0.05)
November 3, 2008 (e) through June 30, 2009	7.32	0.04	(f)	(0.11)	(0.07)	(0.06)	(0.32)	(0.38)

Mid Cap Growth Fund
Class R2
Year Ended June 30, 2010	14.56	(0.12	)(f)	2.94	2.82	—	—	—
June 19, 2009 (e) through June 30, 2009	14.56	—	(f)(g)	— (g)	— (g)	—	—	—

Mid Cap Value Fund
Class R2
Year Ended June 30, 2010	15.06	0.15	(f)	3.42	3.57	—	—	—
November 3, 2008 (e) through June 30, 2009	16.34	0.20	(f)	(0.30)	(0.10)	(0.49)	(0.69)	(1.18)

Small Cap Equity Fund
Class R2
Year Ended June 30, 2010	23.48	(0.04	)(f)	3.92	3.88	(0.03)	—	(0.03)
November 3, 2008 (e) through June 30, 2009	20.98	(0.06	)(f)	2.63	2.57	(0.07)	—	(0.07)

Class R5
Year Ended June 30, 2010	25.60	0.19	(f)	4.27	4.46	(0.14)	—	(0.14)
Year Ended June 30, 2009	29.72	0.09	(f)	(4.12)	(4.03)	(0.09)	—	(0.09)
Year Ended June 30, 2008	35.75	0.21	(f)	(4.21)	(4.00)	(0.27)	(1.76)	(2.03)
Year Ended June 30, 2007	30.38	0.32	(f)	6.45	6.77	(0.12)	(1.28)	(1.40)
May 15, 2006 (e) to June 30, 2006	31.21	0.05	(f)	(0.88)	(0.83)	—	—	—

Small Cap Growth Fund
Class R2
Year Ended June 30, 2010	6.79	(0.08	)(f)	1.54	1.46	—	—	—
November 3, 2008 (e) through June 30, 2009	6.28	(0.03	)(f)	0.54	0.51	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was less than $0.01 and 0.01% impact on the net realized and unrealized gains (losses) on investments per share and the total return, respectively.

90   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.39	22.83%	$1,527	1.07%	0.24%	1.16%	61%
6.87	(0.31)	50	1.07	1.06	1.30	70

17.38	19.37	63	1.40	(0.69)	1.67	82
14.56	0.00	83	1.22	(0.31)	1.94	96

18.63	23.71	1,441	1.49	0.77	1.65	34
15.06	(0.24)	294	1.50	2.12	1.69	47

27.33	16.53	4,634	1.54	(0.16)	1.63	44
23.48	12.30	1,461	1.55	(0.39)	1.75	45

29.92	17.44	256,458	0.79	0.63	0.93	44
25.60	(13.50)	86,024	0.80	0.38	0.99	45
29.72	(11.35)	73,737	0.76	0.68	0.96	52
35.75	22.84	16,692	0.65	0.95	0.94	26
30.38	(2.66)	4,297	0.65	1.21	0.90	21

8.25	21.50	1,561	1.50	(0.89)	1.66	83
6.79	8.12 (h)	54	1.50	(0.72)	1.93	83

NOVEMBER 1, 2010   91

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Small Cap Value Fund
Class R2
Year Ended June 30, 2010	$11.45	$0.06	(f)	$3.06		$3.12	$(0.06)	$—	$(0.06)
November 3, 2008 (e) through June 30, 2009	13.84	0.10	(f)	(1.29)		(1.19)	(0.17)	(1.03)	(1.20)

Class R5
Year Ended June 30, 2010	11.94	0.15	(f)	3.19		3.34	(0.13)	—	(0.13)
Year Ended June 30, 2009	18.08	0.22	(f)	(5.09	)(g)	(4.87)	(0.24)	(1.03)	(1.27)
Year Ended June 30, 2008	25.32	0.24	(f)	(4.75)		(4.51)	(0.22)	(2.51)	(2.73)
Year Ended June 30, 2007	24.54	0.20	(f)	3.80		4.00	(0.22)	(3.00)	(3.22)
May 15, 2006 (e) to June 30, 2006	24.98	0.08	(f)	(0.46)		(0.38)	(0.06)	—	(0.06)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(h)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return.

92   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$14.51	27.20%		$534	1.50%	0.39%	1.71%	50%
11.45	(8.17)		59	1.50	1.34	1.91	33

15.15	27.96		48,135	0.91	0.98	1.02	50
11.94	26.63	(g)	13,342	0.91	1.74	1.14	33
18.08	(18.17	)(h)	10,077	0.91	1.17	0.96	35
25.32	17.10		11,270	0.89	0.81	0.91	38
24.54	(1.51)		3,087	0.91	2.71	0.91	45

NOVEMBER 1, 2010   93

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Equity Fund
Class R2
Year Ended June 30, 2010	$7.35	$0.05	(i)	$0.95	$1.00	$(0.06)	$—	$(0.06)
November 3, 2008 (f) through June 30, 2009	7.36	0.07	(i)	0.04	0.11	(0.07)	(0.05)	(0.12)

Class R5
Year Ended June 30, 2010	7.36	0.12	(i)	0.94	1.06	(0.11)	—	(0.11)
Year Ended June 30, 2009	9.55	0.16	(i)	(2.17)	(2.01)	(0.13)	(0.05)	(0.18)
Year Ended June 30, 2008	12.35	0.15	(i)	(1.25)	(1.10)	(0.14)	(1.56)	(1.70)
Year Ended June 30, 2007	11.27	0.16	(i)	2.46	2.62	(0.15)	(1.39)	(1.54)
May 15, 2006 (f) to June 30, 2006	11.48	0.02	(i)	(0.19)	(0.17)	(0.04)	—	(0.04)

U.S. Large Cap Core Plus Fund
Class R2
Year Ended June 30, 2010	14.56	0.01	(i)	2.13 (k)	2.14	(0.04)	—	(0.04)
November 3, 2008 (f) through June 30, 2009	14.29	0.08	(i)	0.39	0.47	(0.20)	—	(0.20)

Class R5
Year Ended June 30, 2010	14.72	0.11	(i)	2.18 (k)	2.29	(0.14)	—	(0.14)
Year Ended June 30, 2009	18.68	0.21	(i)	(3.96)	(3.75)	(0.21)	—	(0.21)
Year Ended June 30, 2008	21.03	0.20		(1.79)	(1.59)	(0.10)	(0.66)	(0.76)
Year Ended June 30, 2007	16.50	0.21	(i)	4.54	4.75	(0.08)	(0.14)	(0.22)
November 1, 2005 (h) to June 30, 2006 (g)	16.68	0.02	(i)	(0.20)	(0.18)	—	—	—

U.S. Large Cap Value Plus Fund
Class R5
Year Ended June 30, 2010	9.58	0.13	(i)	1.31	1.44	(0.07)	(0.10)	(0.17)
Year Ended June 30, 2009	12.23	0.22	(i)	(2.74)	(2.52)	(0.13)	—	(0.13)
November 30, 2007 (h) through June 30, 2008	15.00	0.15		(2.88)	(2.73)	(0.04)	—	(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencing June 30, 2009, the Fund will present portfolio turnovers in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.

(f)	Commencement of offering of class of shares.

(g)	The fund changed its fiscal year end from October 31 to June 30.

(h)	Commencement of operations.

(i)	Calculated based upon average shares outstanding.

(j)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return.

(k)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was less than $0.01 and 0.01% impact on the net realized and unrealized gains (losses) on investments per share and the total return.

(l)	Includes interest expense of 0.04%.

(m)	Includes interest expense of 0.07%.

(n)	Includes interest expense of 0.39%.

94   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (including dividend expenses for securities sold short) (d)		Net expenses (excluding dividend expenses for securities sold short) (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend expenses for securities sold short)		Expenses without waivers, reimbursements and earnings credits (excluding dividend expenses for securities sold short)		Portfolio turnover rate (excluding short sales) (b)(e)	Portfolio turnover rate (including short sales) (b)(e)

$8.29	13.56%	$492	1.30%		1.30%		0.57%	1.33%		1.33%		84%	N/A
7.35	1.70	51	1.30		1.30		1.47	1.39		1.39		101	N/A

8.31	14.30	209,619	0.59		0.59		1.39	0.63		0.63		84	N/A
7.36	(20.91)	596	0.59		0.59		2.08	0.65		0.65		101	N/A
9.55	10.16 (j)	96,194	0.59		0.59		1.42	0.62		0.62		103	N/A
12.35	24.66	43,851	0.59		0.59		1.31	0.65		0.65		112	N/A
11.27	(1.47)	4,585	0.59		0.59		1.25	0.73		0.73		85	N/A

16.66	14.70 (k)	318	2.23		1.64		0.05	2.50		1.91		109	150%
14.56	3.48	139	2.06		1.65		0.90	2.44		2.02		116	153

16.87	15.50 (k)	9,369	1.53		0.94		0.64	1.80		1.21		109	150
14.72	(19.89)	88,636	1.32		0.90		1.45	1.70		1.29		116	153
18.68	(7.90)	57,411	1.12		0.80		1.12	1.51		1.19		124	—
21.03	28.94	44,397	1.21		0.80		1.07	1.70		1.29		138	—
16.50	(1.08)	8,661	1.30		0.80		1.18	2.44		1.94		92	—

10.85	14.83	19	1.22	(l)	0.84	(l)	1.11	1.78	(l)	1.40	(l)	79	110
9.58	(20.51)	16	1.19	(m)	0.87	(m)	2.31	5.89	(m)	5.57	(m)	93	161
12.23	(18.22)	20	1.70	(n)	1.19	(n)	1.86	13.36	(n)	12.85	(n)	57	—

NOVEMBER 1, 2010   95

Financial Highlights (continued)

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)
U.S. Research Equity Plus Fund
Class R2
April 1, 2010 (f) through June 30, 2010	$15.00	$—	(g)	$(2.00)	$(2.00)	$13.00	(13.33)%	$43

Class R5
April 1, 2010 (f) through June 30, 2010	15.00	0.02		(2.00)	(1.98)	13.02	(13.20)	43

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

(f)	Commencement of operations.

(g)	Amount rounds to less than $0.01.

96   J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data
Ratios to average net assets (a)
Net expenses (including dividend and interest expense for securities sold short) (d)	Net expenses (excluding dividend and interest expense for securities sold short) (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)	Expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short) (e)	Portfolio turnover rate (excluding short sales) (b)	Portfolio turnover rate (including short sales) (b)

2.60%	1.50%	(0.01)%	7.38%	6.28%	34%	80%

1.90	0.80	0.69	6.68	5.58	34	80

NOVEMBER 1, 2010   97

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

The Mid Cap Value Fund and the U.S. Equity Fund acquired the assets and liabilities of a series of One Group Mutual Funds (now known as JPMT II). The following disclosure is applicable to any JPMT II Fund or those Funds that acquired the assets and liabilities of a series of One Group Mutual Funds.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG required JPMIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). In this prospectus, JPMorgan Large Cap Value Fund, (a series of JPMT II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMT I) were subject to a Reduced Rate. “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMIA and its affiliates, in effect as of June 30, 2004. The settlement agreement require d that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMIA and its affiliates agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates on various classes of the Reduced Rate Funds were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

98   J.P. MORGAN U.S. EQUITY FUNDS

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

Non-Reduced Rate Funds

	Class	Net Expense Ratio %	Gross Expense Ratio %
Large Cap Growth Fund	Class R2	1.35	1.56
	Class R5	0.75	0.85

Large Cap Value Fund	Class R2	1.20	1.35
	Class R5	0.60	0.64

Market Expansion Index Fund	Class R2	1.07	1.16

Mid Cap Growth Fund	Class R2	1.40	1.67

Mid Cap Value Fund	Class R2	1.51	1.66

Small Cap Growth Fund	Class R2	1.50	1.66

Small Cap Value Fund	Class R2	1.50	1.71
	Class R5	0.91	1.02

U.S. Equity Fund	Class R2	1.22	1.33
	Class R5	0.59	0.63

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/ 1 0, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

NOVEMBER 1, 2010   99

Legal Proceedings and Additional Fee and Expense Information (continued)

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMorgan Large Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$137	5.00%	3.65%	3.65%
October 31, 2012	164	10.25	7.22	3.44
October 31, 2013	170	15.76	10.90	3.44
October 31, 2014	176	21.55	14.72	3.44
October 31, 2015	182	27.63	18.67	3.44
October 31, 2016	188	34.01	22.75	3.44
October 31, 2017	195	40.71	26.97	3.44
October 31, 2018	201	47.75	31.34	3.44
October 31, 2019	208	55.13	35.86	3.44
October 31, 2020	216	62.89	40.53	3.44

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$77	5.00%	4.25%	4.25%
October 31, 2012	90	10.25	8.58	4.15
October 31, 2013	94	15.76	13.08	4.15
October 31, 2014	98	21.55	17.78	4.15
October 31, 2015	102	27.63	22.66	4.15
October 31, 2016	106	34.01	27.75	4.15
October 31, 2017	111	40.71	33.06	4.15
October 31, 2018	115	47.75	38.58	4.15
October 31, 2019	120	55.13	44.33	4.15
October 31, 2020	125	62.89	50.32	4.15

100   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$122	5.00%	3.80%	3.80%
October 31, 2012	143	10.25	7.59	3.65
October 31, 2013	148	15.76	11.52	3.65
October 31, 2014	153	21.55	15.59	3.65
October 31, 2015	159	27.63	19.80	3.65
October 31, 2016	165	34.01	24.18	3.65
October 31, 2017	171	40.71	28.71	3.65
October 31, 2018	177	47.75	33.41	3.65
October 31, 2019	183	55.13	38.28	3.65
October 31, 2020	190	62.89	43.32	3.65

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$61	5.00%	4.40%	4.40%
October 31, 2012	68	10.25	8.95	4.36
October 31, 2013	71	15.76	13.70	4.36
October 31, 2014	74	21.55	18.66	4.36
October 31, 2015	78	27.63	23.83	4.36
October 31, 2016	81	34.01	29.23	4.36
October 31, 2017	85	40.71	34.87	4.36
October 31, 2018	88	47.75	40.75	4.36
October 31, 2019	92	55.13	46.88	4.36
October 31, 2020	96	62.89	53.29	4.36

JPMorgan Market Expansion Index Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$109	5.00%	3.93%	3.93%
October 31, 2012	123	10.25	7.92	3.84
October 31, 2013	128	15.76	12.07	3.84
October 31, 2014	132	21.55	16.37	3.84
October 31, 2015	138	27.63	20.84	3.84
October 31, 2016	143	34.01	25.48	3.84
October 31, 2017	148	40.71	30.30	3.84
October 31, 2018	154	47.75	35.30	3.84
October 31, 2019	160	55.13	40.49	3.84
October 31, 2020	166	62.89	45.89	3.84

NOVEMBER 1, 2010   101

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Mid Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$143	5.00%	3.60%	3.60%
October 31, 2012	176	10.25	7.05	3.33
October 31, 2013	182	15.76	10.61	3.33
October 31, 2014	188	21.55	14.30	3.33
October 31, 2015	194	27.63	18.10	3.33
October 31, 2016	201	34.01	22.04	3.33
October 31, 2017	207	40.71	26.10	3.33
October 31, 2018	214	47.75	30.30	3.33
October 31, 2019	221	55.13	34.64	3.33
October 31, 2020	229	62.89	39.12	3.33

JPMorgan Mid Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$154	5.00%	3.49%	3.49%
October 31, 2012	175	10.25	6.95	3.34
October 31, 2013	180	15.76	10.52	3.34
October 31, 2014	187	21.55	14.21	3.34
October 31, 2015	193	27.63	18.02	3.34
October 31, 2016	199	34.01	21.97	3.34
October 31, 2017	206	40.71	26.04	3.34
October 31, 2018	213	47.75	30.25	3.34
October 31, 2019	220	55.13	34.60	3.34
October 31, 2020	227	62.89	39.10	3.34

JPMorgan Small Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$153	5.00%	3.50%	3.50%
October 31, 2012	175	10.25	6.96	3.34
October 31, 2013	181	15.76	10.53	3.34
October 31, 2014	187	21.55	14.22	3.34
October 31, 2015	193	27.63	18.04	3.34
October 31, 2016	199	34.01	21.98	3.34
October 31, 2017	206	40.71	26.05	3.34
October 31, 2018	213	47.75	30.26	3.34
October 31, 2019	220	55.13	34.61	3.34
October 31, 2020	227	62.89	39.11	3.34

102   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$153	5.00%	3.50%	3.50%
October 31, 2012	180	10.25	6.91	3.29
October 31, 2013	186	15.76	10.42	3.29
October 31, 2014	192	21.55	14.06	3.29
October 31, 2015	198	27.63	17.81	3.29
October 31, 2016	205	34.01	21.68	3.29
October 31, 2017	212	40.71	25.69	3.29
October 31, 2018	218	47.75	29.82	3.29
October 31, 2019	226	55.13	34.09	3.29
October 31, 2020	233	62.89	38.50	3.29

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$93	5.00%	4.09%	4.09%
October 31, 2012	108	10.25	8.23	3.98
October 31, 2013	113	15.76	12.54	3.98
October 31, 2014	117	21.55	17.02	3.98
October 31, 2015	122	27.63	21.68	3.98
October 31, 2016	127	34.01	26.52	3.98
October 31, 2017	132	40.71	31.56	3.98
October 31, 2018	137	47.75	36.79	3.98
October 31, 2019	142	55.13	42.24	3.98
October 31, 2020	148	62.89	47.90	3.98

NOVEMBER 1, 2010   103

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan U.S. Equity Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$124	5.00%	3.78%	3.78%
October 31, 2012	141	10.25	7.59	3.67
October 31, 2013	146	15.76	11.54	3.67
October 31, 2014	151	21.55	15.63	3.67
October 31, 2015	157	27.63	19.87	3.67
October 31, 2016	162	34.01	24.27	3.67
October 31, 2017	168	40.71	28.83	3.67
October 31, 2018	174	47.75	33.56	3.67
October 31, 2019	181	55.13	38.46	3.67
October 31, 2020	188	62.89	43.55	3.67

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$60	5.00%	4.41%	4.41%
October 31, 2012	67	10.25	8.97	4.37
October 31, 2013	70	15.76	13.73	4.37
October 31, 2014	73	21.55	18.71	4.37
October 31, 2015	76	27.63	23.89	4.37
October 31, 2016	80	34.01	29.31	4.37
October 31, 2017	83	40.71	34.96	4.37
October 31, 2018	87	47.75	40.85	4.37
October 31, 2019	91	55.13	47.01	4.37
October 31, 2020	95	62.89	53.43	4.37

104   J.P. MORGAN U.S. EQUITY FUNDS

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contain s more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except Growth Advantage Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-21295.

Investment Company Act File No. for Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-4236.

Investment Company Act File No. for Growth Advantage Fund is 811-5526.

Investment Company Act File No. for Mid Cap Value Fund is 811-8189.

©JPMorgan Chase & Co., 2010    All rights reserved. November 2010.

PR-EQR2R5-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Class R5 Shares

November 1, 2010

JPMorgan Dynamic Growth Fund*
JPMorgan Value Discovery Fund*

*	The Funds do not have an exchange ticker symbol because they currently are not offered to the general public.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Dynamic Growth Fund	1
JPMorgan Value Discovery Fund	5
More About the Funds	9
Additional Information About the Funds’ Investment Strategies	9
Investment Risks	10
Temporary Defensive Positions	12
The Funds’ Management and Administration	13
How to Do Business with the Funds	15
Purchasing Fund Shares	15
Networking and Sub-Transfer Agency Fees	18
Exchanging Fund Shares	18
Redeeming Fund Shares	18
Shareholder Information	20
Distributions and Taxes	20
Shareholder Statements and Reports	21
Availability of Proxy Voting Record	21
Portfolio Holdings Disclosure	21
Risk and Reward Elements for the Funds	23
Financial Highlights	28
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	30
How to Reach Us	Back cover

JPMorgan Dynamic Growth Fund

What is the goal of the Fund?

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class R5
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	4.77
Shareholder Service Fees	0.	05
Remainder of Other Expenses	4.	72
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	5.38
Fee Waivers and Expense Reimbursements[1]	(4.57)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.81

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R5 Shares (excluding Acquired Fund Fees and E xpenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	83	1,200	2,308	5,042

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

NOVEMBER 1, 2010   1

JPMorgan Dynamic Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests primarily in equity securities of large capitalization companies. Large cap companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth. Although the Fund will invest primarily in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser will utilize a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than the Fund’s benchmark while attempting to maintain a moderate risk profile. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. The adviser looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be reasonably valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings, compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  Investments in foreign issuers are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Non-Diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

2   JPMORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 11/30/07 until 8/6/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Unlike the other index, the Lipper index does include the expense of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	14.83%
Worst Quarter	4th quarter, 2008	–24.66%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.43%.

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/30/07)
CLASS R5 SHARES
Return Before Taxes	43.56%	(8.03)%
Return After Taxes on Distributions	43.56	(8.04)
Return After Taxes on Distributions and Sale of Fund Shares	28.31	(6.78)

RUSSELL 1000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	37.21	(7.94)

LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	12.59	(10.91)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2007	Managing Director
Greg Luttrell	2007	Vice President

NOVEMBER 1, 2010   3

JPMorgan Dynamic Growth Fund (continued)

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   JPMORGAN U.S. EQUITY FUNDS

JPMorgan Value Discovery Fund

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class R5
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	4.71
Shareholder Service Fees	0.	05
Remainder of Other Expenses	4.	66
Acquired Fund Fees and Expenses	0.01
Total Annual Operating Expenses[1]	5.37
Fee Waivers and Expense Reimbursements[1]	(4.61)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.76

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	78	1,193	2,300	5,032

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

NOVEMBER 1, 2010   5

JPMorgan Value Discovery Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund is invested primarily in equity securities, including common stocks, convertible securities and preferred stock, of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations. Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. With respect to its use of derivatives, the Fund primarily intends to invest in options on securities, by buying and selling both call and put options. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy (in the case of a call) or sell (in the case of a put) the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon the exercise of the option to deliver the underlying security (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). The Fund will sell primarily covered call options or cash-secured put options. A call option is covered if the writer owns the underlying security. For a cash-secured put option, the writer segregates or earmarks permissible collateral equal to the exercise price.

Investment Process: In managing the Fund, the adviser seeks to generate returns in excess of the returns of the Russell 1000® Value Index over a complete market cycle by investing in companies whose securities are undervalued when purchased but which have the potential to realize their intrinsic value per share. This approach helps the adviser to identify companies with leading competitive positions, management teams committed to increasing shareholder value, and attractive internal reinvestment opportunities (i.e., the company has the ability to allocate its free cash flows to organic growth opportunities with attractive potential profit margins). The Fund will also utilize non-traditional securities such as options and convertible securities to enhance its potential payoff, alter the Fund’s risk profile or generate income for the Fund.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or the discovery of new investment opportunities with higher expected returns. Finally, the adviser may also sell a security that the adviser no longer considers undervalued.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Options Risk.  In addition to the risks generally associated with derivatives, options pose other risks. Options prices may not correlate with the underlying securities, inhibiting the result the adviser hoped to achieve. Successful outcomes for options can be highly dependent on the skill and judgment of the adviser. They may also become illiquid, and option exchanges may even prevent trading during excessive volatility or price swings.

As the writer of a covered call option, the Fund forgoes the opportunity to profit from increases in the market value of the underlying security above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the writer of a put option, the Fund’s potential gain is limited to distributions earned on the liquid assets securing the put option plus the premium received, and the potential loss is equal to the entire exercise price minus the put premium.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors

6   JPMORGAN U.S. EQUITY FUNDS

that the adviser believes will cause the stock price to increase do not occur.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Smaller Cap Company Risk.  Because the Fund may invest in companies of all capitalizations, the Fund’s risks increase as it invests more heavily in small cap and mid cap companies. Investments in securities of smaller companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Non-Diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Russell 1000® Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Unlike the other index, the Lipper index does include the expense of the mutual funds included in the index. Subsequent to the inception of the Fund on 9/28/07, the Fund has not experienced any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.84%
Worst Quarter	4th quarter, 2008	–20.86%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.49%.

NOVEMBER 1, 2010   7

JPMorgan Value Discovery Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 9/28/07)
CLASS R5 SHARES
Return Before Taxes	33.30%	(10.18)%
Return After Taxes on Distributions	32.96	(10.42)
Return After Taxes on Distributions and Sale of Fund Shares	21.96	(8.60)

RUSSELL 1000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(14.01)

LIPPER LARGE-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	13.04	(12.30)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Brian K. Green	2007	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   JPMORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in its Risk/Return Summary. Each Fund invests in common stock as a main strategy and Value Discovery Fund may also invest in convertible securities and preferred stock as a main strategy ( Dynamic Growth may invest in both, but does not do so as a main strategy ) . Although not a main strategy, a Fund’s investment in equity securities may also include:

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include:

•	foreign securities, often in the form of depositary receipts

•	derivatives, including futures, options and swaps. In connection with its main investment strategies, the Dynamic Growth Fund may use futures to more effectively gain targeted equity exposure from its cash position. The Value Discovery Fund uses options as described in its Fund Summary and as further described below. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance a Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which a Fund buys and sells securities will vary from year to year, depending on market conditions.

NON- FUNDAMENTAL INVESTMENT OBJECTIVE S

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Funds’ investment objectives are not fundamental and can be changed without the consent of a majority of the outstanding shares of that Fund.

Value Discovery Fund

With respect to its use of derivatives, the Fund intends to invest in options on securities. In particular, the Fund intends to buy and sell both call and put options. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy (in the case of a call) or sell (in the case of a put) the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon the exercise of the option to deliver the underlying security (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). The Fund will sell primarily covered call options and cash-secured put options. A call option is covered if the writer owns the underlying security or has the right to acquire such securities. For a cash-secured put option, if the writer segregates or earmarks permissible collateral equal to the exercise price.

Options contracts can be bought or sold for a number of reasons, including:

•	to manage exposure to changes in securities prices;

•	as an efficient means of increasing or decreasing overall fund exposure to a specific part of the market or an index;

•	in an effort to enhance income;

•	to protect the value of portfolio securities;

•	to increase the return to risk ratio for a particular investment; or

•	to serve as a cash management tool.

When the Fund sells an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received. When a call option sold by the Fund is exercised, the Fund will receive the premium but will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities’ value above that price. When a put option sold by the Fund is exercised, the Fund will be required to purchase the underlying securities at the exercise price.

NOVEMBER 1, 2010   9

More About the Funds (continued)

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Redemption Risk.  A Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Dynamic Growth Fund

Growth Investing Risk.  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign Securities and Emerging Market Risks.  To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

10   JPMORGAN U.S. EQUITY FUNDS

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Value Discovery Fund

Value Investing Risk.  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Options Risk.  There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even is the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired. Although the Fund will attempt to enter into option transactions with creditworthy parties, the Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Smaller Cap Company Risk.  (Small Cap Company and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more

NOVEMBER 1, 2010   11

More About the Funds (continued)

vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund.

Additional Risks

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk.  A Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

12   JPMORGAN U.S. EQUITY FUNDS

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal year ended 6/30/ 1 0, the Funds paid JPMIM a management fee (net of waivers), as shown below, as a percentage of average daily net assets:

Dynamic Growth Fund	0.00%
Value Discovery Fund	0.00

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for each Fund is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Dynamic Growth Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM, and Greg Luttrell, Vice President of JPMIM. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Luttrell joined the adviser in September 2007 after having worked as a portfolio manager at Teachers Advisors, Inc., a subsidiary of Teachers Insurance and Annuity Association (TIAA), since 2001.

Value Discovery Fund

The portfolio management team is led by Brian K. Green, Vice President and a CFA charterholder. Mr. Green has been a portfolio manager since 1998 and an employee of JPMIM or its affiliates since 1994.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.05% of the average daily net assets of the Class R5 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers,

NOVEMBER 1, 2010   13

The Funds’ Management and Administration (continued)

financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

14   JPMORGAN U.S. EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Who can buy shares?

Class R5 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, nonqualified deferred compensation plans and 529 college savings plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Shares may also be purchased by current or future JPMorgan SmartRetirement Funds and such other J.P. Morgan Fund of Funds as are designated by the J.P. Morgan Funds Board of Trustees .

Class R5 Shares generally are not available to non - retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans and individual 403(b) plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J . P . Morgan Funds, or exchanges between or among the J . P . Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of

NOVEMBER 1, 2010   15

How to Do Business with the Funds (continued)

Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest.

16   JPMORGAN U.S. EQUITY FUNDS

Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R5)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

NOVEMBER 1, 2010   17

How to Do Business with the Funds (continued)

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R5)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R5 Shares may not be exchanged for other JPMorgan Funds or other classes of the Fund. If individual plan participants would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

18   JPMORGAN U.S. EQUITY FUNDS

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   19

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Dynamic Growth Fund generally distributes net investment income, if any, at least annually. The Value Discovery Fund generally distributes net investment income, if any, at least quarterly. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

With respect to taxable shareholders, d istributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, if you buy shares just before distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes and other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the distributions.

A Fund’s investments in certain REIT securities, debt obligations and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such

20   JPMORGAN U.S. EQUITY FUNDS

distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

NOVEMBER 1, 2010   21

Shareholder Information (continued)

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

22   JPMORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective
• Each Fund is non-diversified, which means that a relatively high percentage of each Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

NOVEMBER 1, 2010   23

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•  Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Funds which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Funds’ investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets, and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if the management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may also use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolios
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

24   JPMORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• The Funds anticipate that total foreign investments will not exceed 20% of total assets (35% of the total assets of the Intrinsic Value Fund)

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

NOVEMBER 1, 2010   25

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs) [1] and other investment companies

•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

26   JPMORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities

•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by a Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities and forward commitments
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

Illiquid holdings

• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

NOVEMBER 1, 2010   27

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements, are included in the respective Funds’ annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Class R5

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Dynamic Growth Fund
Year Ended June 30, 2010	$9.98	$(0.02)	$1.61	$1.59	$—
Year Ended June 30, 2009	14.11	0.01	(4.14)	(4.13)	—
November 30, 2007 (f) through June 30, 2008	15.00	(0.01)	(0.87)	(0.88)	(0.01)

JPMorgan Value Discovery Fund
Year Ended June 30, 2010	9.11	0.13	1.30	1.43	(0.13)
Year Ended June 30, 2009	11.93	0.18	(2.81)	(2.63)	(0.19)
September 28, 2007 (f) through June 30, 2008	15.00	0.12	(3.07)	(2.95)	(0.12)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(f)	Commencement of operations.

(g)	Includes earnings credits of 0.11%.

28   JPMORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)

$11.57	15.93%	$19	0.80%		(0.17)%	5.37%	39%
9.98	(29.27)	17	0.80		0.07	6.82	73
14.11	(5.88)	23	0.80		(0.15)	6.90	24

10.41	15.66	18	0.75		1.22	5.36	60
9.11	(21.99)	16	0.75		2.02	7.75	85
11.93	(19.70)	20	0.75	(g)	1.25	6.61	42

NOVEMBER 1, 2010   29

Legal Proceedings Relating to Banc One Investment Advisors Corporation and
Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Funds whose shares are offered in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

30   JPMORGAN U.S. EQUITY FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Funds’ investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Funds’ performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Funds is 811-21295

©JPMorgan Chase & Co., 2010    All rights reserved. November 2010.

PR-EQSEEDR5-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class C & Select Class Shares

November 1, 2010

JPMorgan Dynamic Growth Fund*
JPMorgan Value Discovery Fund*

*	The Funds do not have an exchange ticker symbol because they currently are not offered to the general public.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Dynamic Growth Fund	1
JPMorgan Value Discovery Fund	5
More About the Funds	9
Additional Information about the Funds’ Investment Strategies	9
Investment Risks	10
Temporary Defensive Positions	12
The Funds’ Management and Administration	13
How to Do Business with the Funds	15
Purchasing Fund Shares	15
Sales Charges	20
Rule 12b-1 Fees	23
Networking and Sub-Transfer Agency Fees	24
Exchanging Fund Shares	24
Redeeming Fund Shares	25
Shareholder Information	28
Distributions and Taxes	28
Shareholder Statements and Reports	29
Availability of Proxy Voting Record	29
Portfolio Holdings Disclosure	29
Risk and Reward Elements for the Funds	30
Financial Highlights	36
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	40
How to Reach Us	Back cover

JPMorgan Dynamic Growth Fund

What is the goal of the Fund?

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 20 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES  (Fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	1.00%

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class C
Management Fees	0.60%		0.60%
Distribution (Rule 12b-1) Fees	0.25		0.75
Other Expenses	4.97		4.97
Shareholder Service Fees	0.	25	0.	25
Remainder of Other Expenses	4.	72	4.	72
Acquired Fund Fees and Expenses	0.01		0.01
Total Annual Fund Operating Expenses[1]	5.83		6.33
Fee Waivers and Expense Reimbursements[1]	(4.57)		(4.57)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26		1.76

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses of Class A and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25% and 1.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

NOVEMBER 1, 2010   1

JPMorgan Dynamic Growth Fund (continued)

IF YOU SELL YOUR SHARES, YOUR COST
WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,783	2,901	5,615
CLASS C SHARES ($)	279	1,469	2,724	5,720

IF YOU DO NOT SELL YOUR SHARES, YOUR
COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,783	2,901	5,615
CLASS C SHARES ($)	179	1,469	2,724	5,720

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests primarily in equity securities of large capitalization companies. Large cap companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth. Although the Fund will invest primarily in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser will utilize a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than the Fund’s benchmark while attempting to maintain a moderate risk profile. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. The adviser looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be reasonably valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may also trade at higher multiples of current earnings, compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities Risk.  Investments in foreign issuers are subject to additional risks including political and economic

2   J.P. MORGAN U.S. EQUITY FUNDS

risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Non-Diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 11/30/07, until 8/6/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	14.63%
Worst Quarter	4th quarter, 2008	–24.74%

The Fund’s year-to-date total return through 9/30/ 1 0 was 6.17%.

NOVEMBER 1, 2010   3

JPMorgan Dynamic Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 11/30/07)

CLASS A SHARES
Return Before Taxes	35.40%	(10.80)%
Return After Taxes on Distributions	35.40	(10.80)
Return After Taxes on Distributions and Sale of Fund Shares	23.01	(9.09)

CLASS C SHARES
Return Before Taxes	41.28	(8.90)

RUSSELL 1000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	37.21	(7.94)

LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	12.59	(10.91)

After-tax returns are shown only for the Class A Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2007	Managing Director
Greg Luttrell	2007	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Discovery Fund

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 20 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES  (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class C		Select Class
Management Fees	0.65%		0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	4.91		4.91		4.91
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	4.	66	4.	66	4.	66
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	5.82		6.32		5.57
Fee Waivers and Expense Reimbursements[1]	(4.61)		(4.61)		(4.61)
Total [1]	1.21		1.71		0.96

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

NOVEMBER 1, 2010   5

JPMorgan Value Discovery Fund (continued)

IF YOU SELL YOUR SHARES, YOUR COST
WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	642	1,777	2,894	5,607
CLASS C SHARES ($)	274	1,462	2,717	5,711
SELECT CLASS SHARES ($)	98	1,250	2,390	5,182

IF YOU DO NOT SELL YOUR SHARES, YOUR COST
WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	642	1,777	2,894	5,607
CLASS C SHARES ($)	174	1,462	2,717	5,711
SELECT CLASS SHARES ($)	98	1,250	2,390	5,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund is invested primarily in equity securities, including common stocks, convertible securities and preferred stock, of large U.S. companies. These are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index at the time of purchase. The Fund, however, is permitted to invest in securities across all market capitalizations when the Fund’s adviser believes such companies offer attractive opportunities; therefore, at any given time, the Fund may invest a significant portion of its assets in companies with small or mid capitalizations. Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. With respect to its use of derivatives, the Fund primarily intends to invest in options on securities, by buying and selling both call and put options. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy (in the case of a call) or sell (in the case of a put) the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon the exercise of the option to deliver the underlying security (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). The Fund will sell primarily covered call options or cash-secured put options. A call option is covered if the writer owns the underlying security. For a cash-secured put option, the writer segregates or earmarks permissible collateral equal to the exercise price.

Investment Process: In managing the Fund, the adviser seeks to generate returns in excess of the returns of the Russell 1000® Value Index over a complete market cycle by investing in companies whose securities are undervalued when purchased but which have the potential to realize their intrinsic value per share. This approach helps the adviser to identify companies with leading competitive positions, management teams committed to increasing shareholder value, and attractive internal reinvestment opportunities (i.e., the company has the ability to allocate its free cash flows to organic growth opportunities with attractive potential profit margins). The Fund will also utilize non-traditional securities such as options and convertible securities to enhance its potential payoff, alter the Fund’s risk profile or generate income for the Fund.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or the discovery of new investment opportunities with higher expected returns. Finally, the adviser may also sell a security that the adviser no longer considers undervalued.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

6   J.P. MORGAN U.S. EQUITY FUNDS

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Options Risk. In addition to the risks generally associated with derivatives, options pose other risks. Options prices may not correlate with the underlying securities, inhibiting the result the adviser hoped to achieve. Successful outcomes for options can be highly dependent on the skill and judgment of the adviser. They may also become illiquid, and option exchanges may even prevent trading during excessive volatility or price swings.

As the writer of a covered call option, the Fund forgoes the opportunity to profit from increases in the market value of the underlying security above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the writer of a put option, the Fund’s potential gain is limited to distributions earned on the liquid assets securing the put option plus the premium received, and the potential loss is equal to the entire exercise price minus the put premium.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Smaller Cap Company Risk.  Because the Fund may invest in companies of all capitalizations, the Fund’s risks increase as it invests more heavily in small cap and mid cap companies. Investments in securities of smaller companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Non-Diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares varies from year to year for the past two calendar year s . The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 9/28/09, the Fund has not experienced any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2010   7

JPMorgan Value Discovery Fund (continued)

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.78%
Worst Quarter	4th quarter, 2008	–20.90%

The Fund’s year-to-date total return through 9/30/ 1 0 was 2.34%.

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2009)

	Past 1 Year	Life of Fund (since 9/28/09)
SELECT CLASS SHARES
Return Before Taxes	33.04%	(10.36)%
Return After Taxes on Distributions	32.75	(10.57)
Return After Taxes on Distributions and Sale of Fund Shares	21.76	(8.75)

CLASS A SHARES
Return Before Taxes	25.74	(12.70)

CLASS C SHARES
Return Before Taxes	31.08	(11.03)

RUSSELL 1000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	19.69	(14.01)

LIPPER LARGE-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	13.04	(12.30)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Brian K. Green	2007	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in its Risk/Return Summary. Each Fund invests in common stock as a main strategy and Value Discovery Fund may also invest in convertible securities and preferred stock as a main strategy (Dynamic Growth Fund may invest in both, but does not do so as a main strategy). Although not a main strategy, a Fund’s investment in equity securities may also include:

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include:

•	foreign securities, often in the form of depositary receipts

•	derivatives, including futures, options and swaps. In connection with its main investment strategies, the Dynamic Growth Fund may use futures to more effectively gain targeted equity exposure from its cash position. The Value Discovery Fund uses options as described in its Fund Summary and as further described below. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance a Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which a Fund buys and sells securities will vary from year to year, depending on market conditions.

NON- FUNDAMENTAL INVESTMENT OBJECTIVE S

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Funds’ investment objectives are not fundamental.

Value Discovery Fund

With respect to its use of derivatives, the Fund intends to invest in options on securities. In particular, the Fund intends to buy and sell both call and put options. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy (in the case of a call) or sell (in the case of a put) the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon the exercise of the option to deliver the underlying security (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). The Fund will sell primarily covered call options and cash-secured put options. A call option is covered if the writer owns the underlying security or has the right to acquire such securities. For a cash-secured put option, the writer segregates or earmarks permissible collateral equal to the exercise price.

Options contracts can be bought or sold for a number of reasons, including:

•	to manage exposure to changes in securities prices;

•	as an efficient means of increasing or decreasing overall fund exposure to a specific part of the market or an index;

•	in an effort to enhance income;

•	to protect the value of portfolio securities;

•	to increase the return to risk ratio for a particular investment; or

•	to serve as a cash management tool.

When the Fund sells an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received. When a call option sold by the Fund is exercised, the Fund will receive the premium but will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities’ value above that price. When a put option sold by the Fund is exercised, the Fund will be required to purchase the underlying securities at the exercise price.

NOVEMBER 1, 2010   9

More About the Funds (continued)

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Redemption Risk.  A Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Dynamic Growth Fund

Growth Investing Risk.  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Foreign Securities and Emerging Market Risks.  To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

10   J.P. MORGAN U.S. EQUITY FUNDS

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Value Discovery Fund

Value Investing Risk.  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Options Risk.  There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even is the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired. Although the Fund will attempt to enter into option transactions with creditworthy parties, the Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Smaller Cap Company Risk.  (Small Cap Company and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more

NOVEMBER 1, 2010   11

More About the Funds (continued)

vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund.

Additional Risks

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk.  A Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

12   J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal year ended 6/30/ 1 0, the Funds paid JPMIM a management fee (net of waivers), as shown below, as a percentage of average daily net assets:

Dynamic Growth Fund	0.00%
Value Discovery Fund	0.00

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for each Fund is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Dynamic Growth Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM, and Greg Luttrell, Vice President of JPMIM. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Luttrell joined the adviser in September 2007 after having worked as a portfolio manager at Teachers Advisors, Inc., a subsidiary of Teachers Insurance and Annuity Association (TIAA), since 2001.

Value Discovery Fund

The portfolio management team is led by Brian K. Green, Vice President and a CFA charterholder. Mr. Green has been a portfolio manager since 1998 and an employee of JPMIM or its affiliates since 1994.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial

NOVEMBER 1, 2010   13

The Funds’ Management and Administration (continued)

planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

14   J.P. MORGAN U.S. EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

NOVEMBER 1, 2010   15

How to Do Business with the Funds (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the class’ minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

16   J.P. MORGAN U.S. EQUITY FUNDS

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares. Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 121-b fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees) . These fees appear in the table called Annual Fund Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

NOVEMBER 1, 2010   17

How to Do Business with the Funds (continued)

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest .

Class A and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. Subsequent investments must be at least $25 per Fund.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares , a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

18   J.P. MORGAN U.S. EQUITY FUNDS

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NOVEMBER 1, 2010   19

How to Do Business with the Funds (continued)

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09, when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

Each Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

20   J.P. MORGAN U.S. EQUITY FUNDS

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	L etter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees , and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in S ection 152 of the Internal Revenue Code) , of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees , and their immediate famil y m e mber s , of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate

NOVEMBER 1, 2010   21

How to Do Business with the Funds (continued)

family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC has a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

22   J.P. MORGAN U.S. EQUITY FUNDS

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 Fees

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell

NOVEMBER 1, 2010   23

How to Do Business with the Funds (continued)

shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of a Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

24   J.P. MORGAN U.S. EQUITY FUNDS

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund generally is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes, before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

NOVEMBER 1, 2010   25

How to Do Business with the Funds (continued)

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in the shares issued by the underlying funds and other readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances,

26   J.P. MORGAN U.S. EQUITY FUNDS

please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   27

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Dynamic Growth Fund generally distributes net investment income, if any, at least annually. The Value Discovery Fund generally distributes net investment income, if any, at least quarterly. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will be taxable generally to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund will be limited generally to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the distributions.

A Fund’s investments in certain REIT securities, debt securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary

28   J.P. MORGAN U.S. EQUITY FUNDS

income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the JPMorgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the JPMorgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2010   29

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective
• Each Fund is non-diversified, which means that a relatively high percentage of each Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

30   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives*

•  Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Funds which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Funds’ investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets, and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if the management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may also use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolios
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

NOVEMBER 1, 2010   31

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• The Funds anticipate that total foreign investments will not exceed 20% of total assets.

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

32   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs) [1] and other investment companies

•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

NOVEMBER 1, 2010   33

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities

•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by a Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities and forward commitments
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

Illiquid holdings

• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

34   J.P. MORGAN U.S. EQUITY FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2010   35

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Dynamic Growth Fund
Class A
Year Ended June 30, 2010	$9.91	$(0.07)	$1.60	$1.53	$—
Year Ended June 30, 2009	14.07	(0.04)	(4.12)	(4.16)	—
November 30, 2007 (f) through June 30, 2008	15.00	(0.05)	(0.88)	(0.93)	— (g)

Class C
Year Ended June 30, 2010	9.84	(0.13)	1.58	1.45	—
Year Ended June 30, 2009	14.04	(0.09)	(4.11)	(4.20)	—
November 30, 2007 (f) through June 30, 2008	15.00	(0.09)	(0.87)	(0.96)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Due to size of net assets and fixed expenses, ratios may appear disproportionate.

(f)	Commencement of operations.

(g)	Amount rounds to less than $0.01.

36   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)

$11.44	15.44%	$76	1.25%	(0.61)%	5.82%	39%
9.91	(29.57)	66	1.25	(0.37)	7.27	73
14.07	(6.17)	94	1.25	(0.60)	7.36	24

11.29	14.74	75	1.75	(1.11)	6.32	39
9.84	(29.91)	66	1.75	(0.87)	7.77	73
14.04	(6.40)	94	1.75	(1.10)	7.86	24

NOVEMBER 1, 2010   37

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Value Discovery Fund
Class A
Year Ended June 30, 2010	$9.11	$0.08	$1.30	$1.38	$(0.08)
Year Ended June 30, 2009	11.94	0.15	(2.83)	(2.68)	(0.15)
September 28, 2007 (f) through June 30, 2008	15.00	0.08	(3.07)	(2.99)	(0.07)

Class C
Year Ended June 30, 2010	9.11	0.03	1.30	1.33	(0.03)
Year Ended June 30, 2009	11.94	0.10	(2.82)	(2.72)	(0.11)
September 28, 2007 (f) through June 30, 2008	15.00	0.03	(3.06)	(3.03)	(0.03)

Select Class
Year Ended June 30, 2010	9.11	0.11	1.30	1.41	(0.11)
Year Ended June 30, 2009	11.94	0.17	(2.83)	(2.66)	(0.17)
September 28, 2007 (f) through June 30, 2008	15.00	0.10	(3.06)	(2.96)	(0.10)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(f)	Commencement of operations.

(g)	Includes earnings credits of 0.11%.

38   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)

$10.41	15.15%	$72	1.20%		0.76%	5.81%	60%
9.11	(22.40)	62	1.20		1.57	8.20	85
11.94	(19.92)	80	1.20	(g)	0.79	7.07	42

10.41	14.59	71	1.70		0.26	6.31	60
9.11	(22.79)	62	1.70		1.07	8.69	85
11.94	(20.23)	80	1.70	(g)	0.29	7.57	42

10.41	15.43	1.999	0.95		1.01	5.56	60
9.11	(22.21)	1,732	0.95		1.82	7.95	85
11.94	(19.76)	2,226	0.95	(g)	1.05	6.81	42

NOVEMBER 1, 2010   39

Legal Proceedings Relating to Banc One Investment Advisors Corporation and
Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Funds whose shares are offered in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

40   J.P. MORGAN U.S. EQUITY FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Funds’ investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Funds’ performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Funds is 811-21295

©JPMorgan Chase & Co., 2010    All rights reserved. November 2010.

PR-EQSEEDACS-1110

Prospectus

J.P. Morgan U.S. Equity Funds

Ultra Shares (to be renamed Class R6 Shares as of November 30, 2010)

November 1, 2010

JPMorgan Disciplined Equity Fund*	Ticker: JDEUX
JPMorgan Small Cap Value Fund	Ticker: JSVUX

*	Ultra Shares are closed to new investors.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Disciplined Equity Fund	1
JPMorgan Small Cap Value Fund	5
More About the Funds	9
Additional Information about the Funds’ Investment Strategies	9
Investment Risks	9
Temporary Defensive Positions	11
Additional Historical Performance Information	11
The Funds’ Management and Administration	13
How to Do Business with the Funds	15
Purchasing Fund Shares	15
Networking and Sub-Transfer Agency Fees	19
Exchanging Fund Shares	19
Redeeming Fund Shares	20
Shareholder Information	22
Distributions and Taxes	22
Shareholder Statements and Reports	23
Availability of Proxy Voting Record	23
Portfolio Holdings Disclosure	23
Risk and Reward Elements for the Funds	24
Financial Highlights	30
Legal Proceedings and Additional Fee and Expense Information	32
How to Reach Us	Back cover

JPMorgan Disciplined Equity Fund

Class/Ticker: Ultra/JDEUX

What is the goal of the Fund?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Ultra
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.	20
Total Annual Fund Operating Expenses	0.45
Fee Waivers and Expense Reimbursements[1]	(0.10)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.35

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Ultra Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.35% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
ULTRA SHARES ($)	36	134	242	557

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

NOVEMBER 1, 2010   1

JPMorgan Disciplined Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of September 30, 2010, the market capitalizations of the companies in the S&P 500 Index ranged from $1 billion to $315 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years — which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk, and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility or increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

2   J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Ultra Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Ultra Shares prior to their inception includes the performance of the Institutional Class Shares. The actual returns of Ultra Shares would have been different than those shown because Ultra Shares have different expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	16.85%
Worst Quarter	4th quarter, 2008	–21.36%

The Fund’s year-to-date total return through 9/30/ 1 0 was 4.01%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
ULTRA SHARES
Return Before Taxes	31.66%	1.09%	(1.01)%
Return After Taxes on Distributions	30.94	0.76	(1.33)
Return After Taxes on Distributions and Sale of Fund Shares	20.98	0.89	(0.95)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	12.33	(0.78)	(2.17)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Raffaele Zingone	2002	Managing Director
Terance Chen	2005	Managing Director
Scott Blasdell	2009	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Ultra Shares
To establish an account	$20,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   3

JPMorgan Disciplined Equity Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

Class/Ticker: Ultra/JSVUX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Ultra
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.33
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.	33
Total Annual Fund Operating Expenses	0.98
Fee Waivers and Expense Reimbursements[1]	(0.12)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1]	0.86

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Ultra Shares (excluding acquired fund fees and e xpenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 0.86% of their average daily net assets. This contract cannot be terminated prior to 11/1/11 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The E xample also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total a n nual fund op e ra t ing expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/1 1 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
ULTRA SHARES ($)	88	300	530	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

NOVEMBER 1, 2010   5

JPMorgan Small Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $26 million to $2.4 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trust (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

6   J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Ultra Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Ultra Shares prior to their inception includes the performance of the Select Class Shares. The actual returns of Ultra Shares would have been different than those shown because Ultra Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	21.57%
Worst Quarter	4th quarter, 2008	–25.48%

The Fund’s year-to-date total return through 9/30/ 1 0 was 9.37%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
ULTRA SHARES
Return Before Taxes	25.13%	0.92%	9.82%
Return After Taxes on Distributions	24.53	(0.83)	8.28
Return After Taxes on Distributions and Sale of Fund Shares	16.52	0.68	8.40

RUSSELL 2000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	20.58	(0.01)	8.27

LIPPER SMALL-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	25.50	0.90	8.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2005	Managing Director
Dennis Ruhl	2005	Managing Director
Phillip Hart	2010	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Ultra Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2010   7

JPMorgan Small Cap Value Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in the Fund’s Risk/Return Summary. Each Fund invests in common stock as a main strategy. Although not a main strategy, a Fund’s investment in equity securities may also include:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for a Fund may also include :

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	derivatives, including futures, options and swaps. In connection with its main investment strategies, a Fund may use futures to more effectively gain targeted equity exposure from its cash position. A Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Funds may also utilize:

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	foreign securities, often in the form of depositary receipts

•	securities lending

Each Fund may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for a particular Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which a Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Small Cap Value Fund is fundamental. The investment objective for the Disciplined Equity Fund can be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Value Investing Risk.  (applicable to Small Cap Value Fund) Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

NOVEMBER 1, 2010   9

More About the Funds (continued)

Smaller Cap Company Risk. (Small Cap Company and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. A Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Additional Risks

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risk, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

10   J.P. MORGAN U.S. EQUITY FUNDS

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, a Fund’s yield on those securities would be decreased.

Securities Lending Risk. Certain Funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. With respect to the Small Cap Value Fund, in situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

ETF and Investment Company Risk.  A Fund may invest in shares of another investment company. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Disciplined Equity Fund

Ultra Shares were launched on 3/24/03. Historical performance shown in the bar chart prior to 1/1/04 and prior to their inception for the table is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities, but which are not being offered in this prospectus. Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 1/1/00 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were similar to the expenses of, the Institutional Class Shares). During these

NOVEMBER 1, 2010   11

More About the Funds (continued)

periods, the actual returns of Ultra Shares would have been different than those shown because Ultra Shares have different expenses than Institutional Class Shares and the above-referenced feeder.

Small Cap Value Fund

Ultra Shares commenced operations on 2/22/05. Historical performance shown in the bar chart prior to 1/1/06 and prior to their inception for the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The actual returns of Ultra Shares would have been different than those shown because Ultra Shares have different expenses than Select Class Shares.

12   J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Management and Administration

The JPMorgan Disciplined Equity Fund is a series of JPMorgan Trust I (JPMT I), a Delaware statutory trust.

The JPMorgan Small Cap Value Fund is a series of JPMorgan Trust II (JPMT II), a Delaware statutory trust.

The trustees of JPMT I and JPMT II are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

Prior to 1/1/10, JPMorgan Investment Advisors Inc. (JPMIA) served as investment adviser to the JPMorgan Small Cap Value Fund. Effective 1/1/10, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to the JPMorgan Small Cap Value Fund. The appointment of JPMIM did not change the fees or terms of the investment advisory agreement (other than the identity of the investment adviser).

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

During the most recent fiscal period ended 6/30/ 1 0, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Disciplined Equity Fund	0.20%
JPMorgan Small Cap Value Fund[1]	0.56

1	For the period from 1/1/10 to 6/30/10.

For the period 7/1/09 through 12/31/09, JPMIA was paid management fees (net of waivers, if any) as shown below, as a percentage of average daily net assets:

JPMorgan Small Cap Value Fund	0.52%

A discussion of the basis the Boards of Trustees of JPMT I and JPMT II used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Disciplined Equity Fund

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder, Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Scott Blasdell, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Blasdell has been a portfolio manager on the Structured Equity Team since 2008 and prior to that time he was a portfolio manager for JPMIM’s REIT strategies. Mr. Blasdell has been an employee of JPMIM since 1999.

Small Cap Value Fund

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the behavioral small cap strategies, including the Fund. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Also members of the portfolio management team are Dennis S. Ruhl, Managing Director of JPMIM and a CFA charterholder and Phillip Hart, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

NOVEMBER 1, 2010   13

The Funds’ Management and Administration (continued)

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex and 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Distributor

JPMorgan Distribution Services, Inc. (JPMDS) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

14   J.P. MORGAN U.S. EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Until November 30, 2010, Ultra Shares may be purchased by investors:

•	whose investments in a Fund are made and directed on their behalf by investment representatives at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager) pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account) and

•	whose Discretionary Account’s initial investment in the Fund is at least $20,000,000 for the Disciplined Equity Fund and $5,000,000 for the Small Cap Value Fund.

Ultra Shares also may be purchased by investors who are individuals, institutions, trusts, and foundations whose initial investment is at least $15,000,000 per Fund (Direct Investors). Direct Investors do not include custody and other omnibus accounts held by a financial intermediary for the benefit of multiple underlying, unrelated investors.

Ultra Shares may be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A. without any minimum investment.

Ultra Shares also may be purchased by the JPMorgan Access Funds without any minimum investment.

Beginning November 30, 2010, the Ultra Shares of the Funds will be renamed Class R6 Shares. At that time, the eligibility of the renamed Class R6 Shares will change, and they may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager), certain direct investors, Section 529 college savings plans, and the JPMorgan Diversified Fund and current and future JPMorgan SmartRetirement Funds and JPMorgan Access Funds, and such other J.P. Morgan Funds of Funds as are designated by the Fund’s Board of Trustees (“Authorized Funds”).

Retirement Plans. With respect to Class R6 Shares, the only retirement plans that are eligible to purchase shares are group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of a Fund. Class R6 Shares generally are not available to nonretirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Discretionary Accounts. Class R6 Shares may also be purchased by accounts by an investor:

(i)	whose investments in a Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in a Fund is at least $5,000,000.

Direct Investors. Class R6 Shares also may be purchased by investors who are individuals, institutions, trusts, and foundations whose initial investment is at least $15,000,000 per Fund (Direct Investors). Direct Investors do not include custody and other omnibus accounts held by a Financial Intermediary for the benefit of multiple underlying, unrelated investors.

College Savings Plans. To be eligible to invest in Class R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of a Fund.

Accounts may be opened with a Fund’s transfer agent either directly or through a Financial Intermediary. If you have questions about eligibility, please call 1-800-480-4111.

Ultra Shares are not subject to a sales charge or Rule 12b-1 fees.

Ultra Shares have lower annual expense ratios than Institutional Class and Select Class Shares as the Ultra Shares have no ongoing shareholder service fees.

Each Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

NOVEMBER 1, 2010   15

How to Do Business with the Funds (continued)

What does it mean that the Ultra Shares of the Disciplined Equity Fund are publicly offered on a limited basis?

The Ultra Shares of the Disciplined Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Ultra Shares of the Fund except as described below:

•	Current shareholders may continue to purchase additional shares of the Fund either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of record may add to their accounts through exchanges from other J.P. Morgan Funds for shares of the Fund;

•	Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) currently offering the Fund may open new participant accounts in the Fund and purchase additional shares in existing participant accounts.

If all Ultra Shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder’s account will be closed. Such former Ultra shareholders will not be able to buy additional Ultra Shares nor reopen their Ultra Shares accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase Ultra Shares of the Fund, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a

16   J.P. MORGAN U.S. EQUITY FUNDS

redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the

NOVEMBER 1, 2010   17

How to Do Business with the Funds (continued)

value of a security and determines that the use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Until November 30, 2010, Ultra Shares of the Small Cap Value Fund are subject to a $5,000,000 minimum investment requirement for all Discretionary Account investors, and Ultra Shares of the Disciplined Equity Fund are subject to a $20,000,000 minimum investment requirement for all Discretionary Account investors. Ultra Shares of the Funds are subject to a $15,000,000 minimum investment requirement for all Direct Investors. There is no minimum investment requirement for JPMorgan Access Funds and 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases. The Fund reserves the right to waive any initial investment minimum for Direct Investors. For further information on investment minimum waivers, call 1 800-480-4111.

Beginning November 30, 2010 Class R6 Shares of a Fund are subject to a $5,000,000 minimum investment requirement for all Discretionary Account Investors and a $15,000,000 minimum investment requirement for all Direct Investors. There will be no minimum investment requirement for Eligible Plans, Section 529 college savings plans, JPMorgan Diversified Fund, and current and future JPMorgan SmartRetirement Funds, and JPMorgan Access Funds, and Authorized Funds. If you are subject to an applicable minimum, you are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases. The Funds reserve the right to waive any initial investment minimum for Direct Investors. For further information on investment minimum waivers, call 1 800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party”

18   J.P. MORGAN U.S. EQUITY FUNDS

checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-ULTRA)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
1 Chase Plaza
New York, NY 10005
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-ULTRA)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Ultra Shares of a Fund may be exchanged for Ultra Shares of another J.P. Morgan Fund or for another class of the same Fund, subject to any investment minimum or eligibility requirements.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any

NOVEMBER 1, 2010   19

How to Do Business with the Funds (continued)

J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund generally is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per

20   J.P. MORGAN U.S. EQUITY FUNDS

share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Funds will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Funds and their remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

NOVEMBER 1, 2010   21

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Funds generally distribute net investment income, if any, at least quarterly. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investments in certain REIT securities, debt securities and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

22   J.P. MORGAN U.S. EQUITY FUNDS

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2010   23

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

• Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

24   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Funds which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•  A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may use derivatives in an effort to enhance returns
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

NOVEMBER 1, 2010   25

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs) [1] and other investment companies

• If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

• Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

• Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

Foreign investments

• Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

• Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• The Funds anticipate that total foreign investments will not exceed 20% of total assets
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

1	Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

26   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Master Limited Partnerships (MLPs)

• Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

• MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

• A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Real Estate Investment Trusts (REITs)[1]

• The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

• A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

• A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

NOVEMBER 1, 2010   27

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending

• When a Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings

• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

• Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

28   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities

• The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by a Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

• Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

• The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

NOVEMBER 1, 2010   29

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Ultra

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Disciplined Equity Fund
Year Ended June 30, 2010	$11.52	$0.24	(f)	$1.56		$1.80	$(0.24)	$—	$(0.24)
Year Ended June 30, 2009	15.45	0.37	(f)(g)	(3.94	)(g)	(3.57)	(0.36)	—	(0.36)
Year Ended June 30, 2008	18.47	0.31	(f)	(3.02)		(2.71)	(0.31)	—	(0.31)
Year Ended June 30, 2007	15.33	0.26	(f)	3.17		3.43	(0.29)	—	(0.29)
January 1, 2006 through June 30, 2006 (e)	15.15	0.12	(f)	0.18		0.30	(0.12)	—	(0.12)
Year Ended December 31, 2005	14.79	0.21	(f)	0.36		0.57	(0.21)	—	(0.21)

Small Cap Value Fund
Year Ended June 30, 2010	11.95	0.15	(f)	3.19		3.34	(0.14)	—	(0.14)
Year Ended June 30, 2009	18.09	0.24	(f)	(5.11	)(i)	(4.87)	(0.24)	(1.03)	(1.27)
Year Ended June 30, 2008	25.34	0.25	(f)	(4.76)		(4.51)	(0.23)	(2.51)	(2.74)
Year Ended June 30, 2007	24.55	0.21	(f)	3.81		4.02	(0.23)	(3.00)	(3.23)
Year Ended June 30, 2006	25.57	0.21	(f)	3.19		3.40	(0.22)	(4.20)	(4.42)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Calculated based upon average shares outstanding.

(g)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (23.75)%, the net investment income (loss) per share would have been $0.30, the net realized and unrealized gains (losses) on investments per share would have been $(3.99), and the net investment income (loss) ratio would have been 2.52% for Ultra Shares.

(h)	Amount rounds to less than $0.01.

(i)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(j)	Includes a gain resulting from a payment by an affiliate. The affect is less than 0.01% on total return.

30   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
						Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$13.08	15.51%		$35,855	0.35%	1.76%		0.45%	169%
—		11.52	(22.95	)(g)	83,583	0.35	3.09	(g)	0.47	92
—		15.45	(14.78)		112,725	0.35	1.76		0.42	72
—		18.47	22.53		135,785	0.35	1.55		0.42	59
—	(h)	15.33	1.95		153,648	0.35	1.62		0.45	34
—		15.15	3.87		125,344	0.35	1.41		0.43	44

—		15.15	27.91		23,660	0.86	1.02		0.98	50
—		11.95	(26.59	)(i)	18,137	0.86	1.80		1.05	33
—		18.09	(18.16	)(j)	28,433	0.86	1.21		0.91	35
—		25.34	17.19		59,684	0.84	0.86		0.85	38
—		24.55	14.52		58,933	0.85	0.83		0.85	45

NOVEMBER 1, 2010   31

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE
INFORMATION AFFECTING THE JPMT II FUND

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA) , entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became the investment adviser to such Funds. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that the notice be provided to certain designated shareholders. The settlement is subject to final court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG required JPMIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). None of the Ultra Shares of the Funds offered in this Prospectus are subject to a Reduced Rate. “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMIA and its affiliates, in effect as of June 30, 2004. The settlement agreement require d that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMIA and its affiliates agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates on various classes of the Reduced Rate Funds were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

32   J.P. MORGAN U.S. EQUITY FUNDS

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMIA that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMI M and /or its affiliates, as applicable.

Fund	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Small Cap Value Fund	Ultra	0.86%	0.98%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/ 1 0, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMI M and /or its affiliates; and the Gross Expense Ratio thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMorgan Small Cap Value Fund

	Ultra Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2011	$88	5.00%	4.14%	4.14%
October 31, 2012	104	10.25	8.33	4.02
October 31, 2013	108	15.76	12.68	4.02
October 31, 2014	113	21.55	17.21	4.02
October 31, 2015	117	27.63	21.92	4.02
October 31, 2016	122	34.01	26.82	4.02
October 31, 2017	127	40.71	31.92	4.02
October 31, 2018	132	47.75	37.23	4.02
October 31, 2019	137	55.13	42.74	4.02
October 31, 2020	143	62.89	48.48	4.02

NOVEMBER 1, 2010   33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contain s more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus. You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Small Cap Value Fund is 811-4236.

Investment Company Act File No. for the Disciplined Equity Fund is 811-21295.

©JPMorgan Chase & Co. 2010    All rights reserved. November 2010.

PR-EQU-1110

J.P. Morgan Funds
STATEMENT OF ADDITIONAL INFORMATION
PART I

November 1, 20 10

JPMORGAN TRUST I (“JPMT I”)

JPMorgan SmartRetirement Income Fund® (the “JPMorgan SmartRetirement Income Fund”)
Class A/JSRAX; Class C/JSRCX; Select Class/JSRSX; Institutional Class/JSIIX; Class R2/JSIZX
JPMorgan SmartRetirement 2010 FundSM (the “JPMorgan SmartRetirement 2010 Fund”)
Class A/JSWAX; Class C/JSWCX; Select Class/JSWSX; Institutional Class/JSWIX; Class R2/JSWZX
JPMorgan SmartRetirement 2015 FundSM (the “JPMorgan SmartRetirement 2015 Fund”)
Class A/JSFAX; Class C/JSFCX; Select Class/JSFSX; Institutional Class/JSFIX; Class R2/JSFZX
JPMorgan SmartRetirement 2020 FundSM (the “JPMorgan SmartRetirement 2020 Fund”)
Class A/JTTAX; Class C/JTTCX; Select Class/JTTSX; Institutional Class/JTTIX; Class R2/JTTZX
JPMorgan SmartRetirement 2025 FundSM (the “JPMorgan SmartRetirement 2025 Fund”)
Class A/JNSAX; Class C/JNSCX; Select Class/JNSSX; Institutional Class/JNSIX; Class R2/JNSZX
JPMorgan SmartRetirement 2030 FundSM (the “JPMorgan SmartRetirement 2030 Fund”)
Class A/JSMAX; Class C/JSMCX; Select Class/JSMSX; Institutional Class/JSMIX; Class R2/JSMZX
JPMorgan SmartRetirement 2035 FundSM (the “JPMorgan SmartRetirement 2035 Fund”)
Class A/SRJAX; Class C/SRICX; Select Class/SRJSX; Institutional Class/SRJIX; Class R2/SRJZX
JPMorgan SmartRetirement 2040 FundSM (the “JPMorgan SmartRetirement 2040 Fund”)
Class A/SMTAX; Class C/SMTCX; Select Class/SMTSX; Institutional Class/SMTIX; Class R2/SMTZX
JPMorgan SmartRetirement 2045 FundSM (the “JPMorgan SmartRetirement 2045 Fund”)
Class A/JSAAX; Class C/JSACX; Select Class/JSASX; Institutional Class/JSAIX; Class R2/JSAZX
JPMorgan SmartRetirement 2050 FundSM (the “JPMorgan SmartRetirement 2050 Fund”)
Class A/JTSAX; Class C/JTSCX; Select Class/JTSSX; Institutional Class/JTSIX; Class R2/JTSZX

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds , dated November 1, 2010 , as supplemented from time to time (the “Prospectuses”). Additionally, this SAI incorporates by reference the financial statements dated June 30, 20 10 included in the annual Shareholder Reports relating to the Funds (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds. For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
1-800-480-4111

SAI-SR-11 1 0

PART I
GENERAL	1
The Trust and the Funds	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	4
Investments in Underlying Funds	4
Direct Investments in Futures and Other Instruments	9
DIVERSIFICATION	17
PORTFOLIO TURNOVER	17
TRUSTEES	18
Standing Committees	18
Ownership of Securities	18
Trustee Compensation	19
INVESTMENT ADVISER	20
Investment Advisory Fees	20
PORTFOLIO MANAGERS	21
Portfolio Managers’ Other Accounts Managed	21
Portfolio Managers — Ownership Of Securities	24
ADMINISTRATOR	25
Administrator Fees	25
DISTRIBUTOR	25
Compensation Paid to JPMDS	25
Distribution Fees	27
SHAREHOLDER SERVICING	28
Shareholder Services Fees	28
BROKERAGE AND RESEARCH SERVICES	30
Brokerage Commissions	30
Broker Research	31
Securities of Regular Broker-Dealers	31
FINANCIAL INTERMEDIARY	31
Other Cash Compensation	31
Finders’ Fee Commissions	31
Finders’ Fee Paid by Adviser and Distributor	32
TAX MATTERS	32
Capital Loss Carryforwards	32
PORTFOLIO HOLDINGS DISCLOSURE	33
SHARE OWNERSHIP	33
Trustees and Officers	33
Principal Holders	33
FINANCIAL STATEMENTS	33
PRINCIPAL SHAREHOLDERS	34

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

The Funds are series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered by each of the Funds as of the date of this SAI:

Fund	Class A	Class C	Select Class	Institutional Class	Class R2
JPMorgan SmartRetirement Income Fund	X	X	X	X	X

JPMorgan SmartRetirement 2010 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2015 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2020 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2025 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2030 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2035 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2040 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2045 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2050 Fund	X	X	X	X	X

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan

Part I - 1

Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT, and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

The Funds are “funds of funds” that invest their assets in a combination of J.P. Morgan equity, fixed income and short-term mutual funds (the “Underlying Funds”). In addition, the Funds may invest directly in securities and other financial instruments, including derivatives such as futures and swaps, to gain exposure to or to overweight or underweight allocations among various sectors or markets. The Prospectuses list the Underlying Funds that each Fund may utilize as of the date of the Prospectuses. The Funds may invest in additional Underlying Funds that are not listed in the Prospectuses from time to time in the future so long as a Fund’s investments in any additional Underlying Fund does not exceed 5% of Fund holdings.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Funds. The investment policies listed below under the heading “Fundamental Investment Policies ” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Funds are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Funds without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In

Part I - 2

the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

1.	The Funds may not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

2.	The Funds may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	The Funds may not borrow money, except to the extent permitted by applicable law.

4.	The Funds may make loans to other persons in accordance with the Funds’ investment objectives and policies and to the extent permitted by applicable law.

5.	The Funds may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6.	The Funds may not purchase the securities of any issuer if, as a result more than 25% of a Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This policy does not apply to investments in other registered investment companies in the same “group of investment companies” as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

7.	The Funds may not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings.

8.	The Funds may not purchase or sell real estate; however, each Fund may, to the extent consistent with its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein.

Non-Fundamental Investment Policies

The investment policies described below are non-fundamental policies of the Funds and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies provide that the Funds:

Part I - 3

1.	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Funds’ net assets would be in investments which are illiquid.

2.	May not purchase or sell interests in oil, gas or mineral leases.

INVESTMENT PRACTICES

Investments in Underlying Funds

The Funds’ investments are concentrated in the Underlying Funds. As a result, each Fund’s net asset value is impacted by the performance and risk of the Underlying Funds. The main risks associated with the Funds’ investments in the Underlying Funds are described in the Prospectuses. The following discussion further summarizes some of the risks associated with the Funds and their investments in the Underlying Funds. For a complete discussion of the investments and risks of the Underlying Funds, including risks associated with the types of securities in which the Underlying Funds invest, please see the Prospectuses and SAI for each of the Underlying Funds, which may be obtained by calling 1-800-480-4111.

Credit Risk. There is risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Underlying Funds. Such default could result in losses to the Underlying Funds and to the Funds. In addition, the credit quality of securities held by an Underlying Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an Underlying Fund. Lower credit quality also may affect liquidity and make it difficult for the Underlying Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Derivatives Risk. The Underlying Funds may utilize a variety of derivative instruments for hedging or risk management purposes or as part of their leveraging or investment strategies. Derivatives include options contracts (including options on futures contracts), futures contracts, swap agreements (including credit default swaps) and short sales. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leveraging risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, some of the Underlying Funds use derivatives to increase income or gain to the Underlying Funds. There is no assurance that such investments will achieve their objective and may result in losses to the Underlying Funds.

The Underlying Funds will be subject to credit risk with respect to the counterparties of the derivative contracts purchased by the Underlying Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract because of financial difficulties, an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Such Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Part I - 4

Foreign Securities and Emerging Markets Risks. Certain of the Underlying Funds may invest in certain foreign securities. An Underlying Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Underlying Funds’ operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Underlying Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to an Underlying Fund by domestic companies.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, an Underlying Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Since investments in foreign securities may involve foreign currencies, the value of an Underlying Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Certain of the Underlying Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds’ currency exposure related to foreign investments. Some of the Underlying Funds may use forward commitments for non-hedging purposes such as increasing income or gain to the Fund.

Certain of the Underlying Funds also invest in countries with emerging economies or securities markets. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Underlying Funds’ investments in those countries and the availability to an Underlying Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Underlying Funds’ investments in such countries illiquid and more volatile than investments in more

Part I - 5

developed countries, and an Underlying Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

Foreign Currency Exchange Transactions Risk. Certain of the Underlying Funds may from time to time enter into foreign currency exchange transactions. A forward foreign currency exchange contract is an obligation by the Underlying Funds to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds’ securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Certain of the Underlying Funds may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Underlying Funds may enter into forward foreign currency contracts to increase income and gain. The Underlying Funds may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Underlying Funds would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Underlying Funds to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Non-Deliverable Forwards Risk. Certain of the Underlying Funds may also invest in non-deliverable forwards (“NDFs”). Although NDFs are similar to forward foreign currency exchange contracts (which certain of the Underlying Funds are currently permitted to enter into), NDFs do not require physical delivery of the currency on the settlement date. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuation in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Underlying Funds will typically use NDFs for hedging

Part I - 6

purposes, but may from time-to-time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Underlying Funds, and the cost of such strategies may reduce such Underlying Funds’ returns.

Government Securities Risk. Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment or principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

High Yield/High Risk Securities/Junk Bonds Risk. Certain of the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by Standard and Poor’s Corporation (“S&P”) and Ba 1 or lower by Moody’s Investor Services Inc. (“Moody’s”). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional

Part I - 7

purchasers may hold a major portion of an issue of lower rated securities at times. As a result, an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund’s investments in lower rated securities.

Interest Rate Risk. Some of the Underlying Funds primarily invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these Underlying Funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Underlying Funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Non-Diversified Risk. Certain of the Underlying Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a more diversified investment company.

Real Estate Investment Trusts (REITs) and Securities of Real Estate Companies Risks. Investments by certain of the Underlying Funds will be highly concentrated in the securities of companies in industries in the real estate sector. Although these Underlying Funds do not invest in real estate directly, they are subject to investment risks that are the same as or similar to those associated with direct ownership of real estate. As a result, the performance of these Underlying Funds is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up and/or liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Underlying Funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate securities in which the Underlying Funds invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

Part I - 8

In addition to the risks facing real estate securities, the Underlying Funds’ investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volumes and may be more volatile than other securities. The Funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which the Underlying Funds invests, in addition to the expenses of the Underlying Funds.

Short Selling Risk. Some of the Underlying Funds engage in short selling. For some of the Underlying Funds, the main investment strategy is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the Underlying Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by certain of the Underlying Funds involves risks different than direct equity investments.

When an Underlying Fund shorts a security, the Underlying Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Underlying Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund, which may result in a loss or gain, respectively. The Underlying Fund may not always be able to borrow a security it wants to sell short. The Underlying Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. In addition, some of the Underlying Funds may enter into short sales of instruments such as mortgage TBAs which do not involve borrowing a security. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale. The use of short sales may result in the Underlying Funds realizing more short-term capital gains and ordinary income tax rates than they would if they did not engage in such short sales.

Direct Investments in Securities, Futures, and Other Instruments

Although the Funds mainly invest in the Underlying Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, the Funds may also invest in securities and other financial instruments, including derivatives, to gain exposure to, or to overweight or underweight its investments among various sectors or markets.

The follow ing is a list of some of the securities and techniques which may be utilized by the Funds only to the extent permitted under current applicable law or exemptive relief. These strategies and techniques may also be used by the Underlying Funds as discussed in the Underlying Funds’ Prospectuses and SAIs. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI and the Prospectuses and SAIs of the Underlying Funds.

FUND NAME	FUND CODE
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	2
JPMorgan SmartRetirement 2015 Fund	3
JPMorgan SmartRetirement 2020 Fund	4
JPMorgan SmartRetirement 2025 Fund	5
JPMorgan SmartRetirement 2030 Fund	6
JPMorgan SmartRetirement 2035 Fund	7
JPMorgan SmartRetirement 2040 Fund	8
JPMorgan SmartRetirement 2045 Fund	9
JPMorgan SmartRetirement 2050 Fund	10

Part I - 9

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1-10	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.
	1-10	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-10	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
	1-10	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.
	1-10	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1-10	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.
	1-10	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-10	Commercial Paper

Part I - 10

Instrument	Fund Code	Part II Section Reference
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	*	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-10	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-10	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-10	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-10	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
	1-10	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
	1-10	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1-10	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development .	1-10	Foreign Investments (including Foreign Currencies)

Part I - 11

Instrument	Fund Code	Part II Section Reference
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.
	1-10	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Underlying Funds may engage in such transactions in both U.S. and non-U.S. markets.
	1-10	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.
	1-10	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.
	1-10	Debt Instruments
Inflation-Linked Debt Securities: F ixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
	1-10	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-10	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-10	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
	1-10	Inverse Floaters and Interest Rate Caps

Part I - 12

Instrument	Fund Code	Part II Section Reference
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
	1-10	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less er developed countries.	1-10	Loan Assignments and Participations
Master Limited Partnership: Limited partnerships that are publicly traded on a securities exchange.	1-10	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	1-10	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.
	1-10	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	1-10	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include , among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
	1-10	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-10	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-10	Foreign Investments (including Foreign Currencies)

Part I - 13

Instrument	Fund Code	Part II Section Reference
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
	1-10	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-10	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
	1-10	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-10	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-10	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-10	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.
	1-10	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	*	Securities Lending
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
	*	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-10	Short-Term Funding Agreements

Part I - 14

Instrument	Fund Code	Part II Section Reference
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-10	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.
	1-10	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument .
	1-10	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
	1-10	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
	1-10	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-10	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
	1-10	Treasury Receipts

Part I - 15

Instrument	Fund Code	Part II Section Reference
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.
	1-10	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.
	1-10	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).
	1-10	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.
	1-10	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-10	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.
	1-10	Debt Instruments

*  These investments and strategies are not used by the JPMorgan SmartRetirement Funds, but may be used by the Underlying Funds.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Each of the Funds uses a benchmark from the S&P Target Date Index Series as identified in the table below. The S&P Target Date Index Series is designed to reflect the exposure to various asset classes included in target date funds including U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. REITs, core fixed income, short term treasuries, and Treasury Inflation Protected Securities. With their broader array of asset classes, the S&P Target Date Indexes provide a better benchmark with which to compare each JPMorgan SmartRetirement Fund’s performance. The secondary indexes include only fixed income securities or U.S. equity securities.

Part I - 16

Name of Fund	Name of S&P Target Date Index
JPMorgan SmartRetirement Income Fund	S&P Target Date Retirement Income Index
JPMorgan SmartRetirement 2010 Fund	S&P Target Date 2010 Index
JPMorgan SmartRetirement 2015 Fund	S&P Target Date 2015 Index
JPMorgan SmartRetirement 2020 Fund	S&P Target Date 2020 Index
JPMorgan SmartRetirement 2025 Fund	S&P Target Date 2025 Index
JPMorgan SmartRetirement 2030 Fund	S&P Target Date 2030 Index
JPMorgan SmartRetirement 2035 Fund	S&P Target Date 2035 Index
JPMorgan SmartRetirement 2040 Fund	S&P Target Date 2040 Index
JPMorgan SmartRetirement 2045 Fund	S&P Target Date 2045+ Index
JPMorgan SmartRetirement 2050 Fund	S&P Target Date 2045+ Index

DIVERSIFICATION

JPMT I is a registered management investment company and the Funds are diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

Fund	Fiscal Year Ended
	6/30/09	6/30/ 10
JPMorgan SmartRetirement Income Fund	63%	10%
JPMorgan SmartRetirement 2010 Fund	63	16
JPMorgan SmartRetirement 2015 Fund	50	17
JPMorgan SmartRetirement 2020 Fund	50	20
JPMorgan SmartRetirement 2025 Fund	51	28
JPMorgan SmartRetirement 2030 Fund	52	26
JPMorgan SmartRetirement 2035 Fund	55	34
JPMorgan SmartRetirement 2040 Fund	52	28
JPMorgan SmartRetirement 2045 Fund	60	42
JPMorgan SmartRetirement 2050 Fund	66	29

Part I - 17

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment s Committee.

The Audit and Valuation Committee met four times during the fiscal year ended June 30, 20 10. The Compliance Committee met four times during the fiscal year ended June 30, 20 10. The Governance Committee met five times during the fiscal year ended June 30, 20 10. The Investments Committee met five times during the fiscal year ended June 30, 20 10. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009 .

Name of Trustee	Dollar Range of Equity Securities in the JPMorgan SmartRetirement Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)    A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies ( 141 Funds).

(2)    For Ms. McCoy and Messrs Find, Higgins, Marshall, Oden and Spalding, this amount includes deferred compensation balances, as of December 31, 200 9, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

As of December 31, 200 9, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 18

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $ 250 ,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $ 225 ,000 and the Vice Chairman $ 75 ,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $ 50 ,000 and $3 7,5 00 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 200 9, is set forth below:

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2010 Fund	JPMorgan SmartRetirement 2015 Fund	JPMorgan SmartRetirement 2020 Fund
Independent Trustees
William J. Armstrong	$61	$58	$97	$158
John F. Finn	51	48	80	131
Dr. Matthew Goldstein	60	58	96	157
Robert J. Higgins	60	58	96	157
Peter C. Marshall	66	62	105	171
Marilyn McCoy	61	58	97	158
William G. Morton, Jr.	51	48	80	131
Robert A. Oden, Jr.	51	48	81	131
Fergus Reid, III	99	95	158	259
Frederick W. Ruebeck	60	58	96	157
James J. Schonbachler	51	48	80	131
Interested Trustees
Frankie D. Hughes	51	48	80	131
Leonard M. Spalding, Jr.	61	58	97	158

Name of Trustee	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund
Independent Trustees
William J. Armstrong	$29	$131	$23	$92
John F. Finn	24	109	19	77
Dr. Matthew Goldstein	26	129	21	92
Robert J. Higgins	26	129	21	92
Peter C. Marshall	31	141	25	100
Marilyn McCoy	29	131	23	92
William G. Morton, Jr.	24	109	19	77
Robert A. Oden, Jr.	24	109	19	77
Fergus Reid, III	44	214	34	151
Frederick W. Ruebeck	26	129	21	92
James J. Schonbachler	24	109	19	77

Part I - 19

Name of Trustee	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund
Interested Trustees
Frankie D. Hughes	$24	$109	$19	$77
Leonard M. Spalding, Jr.	29	131	23	92

Name of Trustee	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	$7	$5	$264,000
John F. Finn	6	4	0	ˆ
Dr. Matthew Goldstein	7	5	253,000
Robert J. Higgins	7	5	0	ˆˆ
Peter C. Marshall	8	6	286,000
Marilyn McCoy	7	5	264,000
William G. Morton, Jr.	6	4	220,000
Robert A. Oden, Jr.	6	4	154,000	ˆˆˆ
Fergus Reid, III	11	8	418,000
Frederick W. Ruebeck	7	5	253,000
James J. Schonbachler	6	4	220,000
Interested Trustees
Frankie D. Hughes	6	4	220,000
Leonard M. Spalding, Jr.	7	5	264,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies ( 141 Funds).

(2)	For Ms. McCoy and Messrs Find, Higgins, Marshall, Oden and Spalding, this amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

ˆ	Does not include $220,000 of Deferred Compensation.

ˆˆ	Does not include $253,000 of Deferred Compensation.

ˆˆˆ	Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

JPMIM does not charge an investment advisory fee for its services to the JPMorgan SmartRetirement Funds, although it and its affiliates receive investment advisory fees from the Underlying Funds.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 20 10 :

Part I - 20

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )
JPMorgan SmartRetirement Income Fund
Jeffrey A. Geller	10	$2,027.435	0	$0	0	$0
Anne Lester	10	2,027.435	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,514.610	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,514.610	3	253.635	0	0
Daniel Oldroyd	9	1,1813.980	0	0	2	98.130
JPMorgan SmartRetirement 2010 Fund
Jeffrey A. Geller	10	2,058.685	0	0	0	0
Anne Lester	10	2,058.685	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,545.860	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,545.860	3	253.635	0	0
Daniel Oldroyd	9	1,845.230	0	0	2	98.130
JPMorgan SmartRetirement 2015 Fund
Jeffrey A. Geller	10	1,930.870	0	0	0	0
Anne Lester	10	1,930.870	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,418.045	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,418.045	3	253.635	0	0
Daniel Oldroyd	9	1,717.415	0	0	2	98.130
JPMorgan SmartRetirement 2020 Fund
Jeffrey A. Geller	10	1,758.735	0	0	0	0
Anne Lester	10	1,758.735	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,245.910	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,245.910	3	253.635	0	0
Daniel Oldroyd	9	1,545.280	0	0	2	98.130
JPMorgan SmartRetirement 2025 Fund
Jeffrey A. Geller	10	2,067.615	0	0	0	0
Anne Lester	10	2,067.615	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,554.790	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,554.790	3	253.635	0	0
Daniel Oldroyd	9	1,854.160	0	0	2	98.130
JPMorgan SmartRetirement 2030 Fund
Jeffrey A. Geller	10	1,823.440	0	0	0	0
Anne Lester	10	1,823.440	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,310.615	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,310.615	3	253.635	0	0
Daniel Oldroyd	9	1,609.985	0	0	2	98.130
JPMorgan SmartRetirement 2035 Fund
Jeffrey A. Geller	10	2,116.530	0	0	0	0
Anne Lester	10	2,116,530	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,603.705	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,603.705	3	253.635	0	0
Daniel Oldroyd	9	1,903.075	0	0	2	98.130
JPMorgan SmartRetirement 2040 Fund
Jeffrey A. Geller	10	1,939.035	0	0	0	0
Anne Lester	10	1,939.035	21	3,426.065	23	1,409.370

Part I - 21

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )
Patrik Jakobson	11	$2,426.210	2	$550.800	14	$2,615.095
Michael Schoenhaut	11	2,426.210	3	253.635	0	0
Daniel Oldroyd	9	1,725.580	0	0	2	98.130
JPMorgan SmartRetirement 2045 Fund
Jeffrey A. Geller	10	2,173.775	0	0	0	0
Anne Lester	10	2,173.775	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,660.950	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,660.950	3	253.635	0	0
Daniel Oldroyd	9	1,960.320	0	0	2	98.130
JPMorgan SmartRetirement 2050 Fund
Jeffrey A. Geller	10	2,168.950	0	0	0	0
Anne Lester	10	2,168.950	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,656.125	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,656.125	3	253.635	0	0
Daniel Oldroyd	9	1,955.495	0	0	2	98.130

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 20 10 :

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )
JPMorgan SmartRetirement Income Fund
Jeffrey A. Geller	0	$0	0	$0	1	$178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2010 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2015 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2020 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384

Part I - 22

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )
Anne Lester	0	$0	0	$0	0	$0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2025 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2030 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2035 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2040 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2045 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2050 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager as of June 30, 20 10 :

Part I - 23

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over 1,000,000
JPMorgan SmartRetirement Income Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2010 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2015 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2020 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2025 Fund
Jeffrey A. Geller	X
Anne Lester					X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2030 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2035 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2040 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X

Part I - 24

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over 1,000,000
Daniel Oldroyd	X
JPMorgan SmartRetirement 2045 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2050 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The Administrator does not receive a separate fee for services to the Funds, but does receive fees for its services to the Underlying Funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 20 10 (amounts have been rounded up to the whole dollar):

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation *
JPMorgan SmartRetirement Income Fund	$3,936	$249	$359	$40,648
JPMorgan SmartRetirement 2010 Fund	2,619	—	—	51,592
JPMorgan SmartRetirement 2015 Fund	7,555	2,655	289	78,692
JPMorgan SmartRetirement 2020 Fund	12,179	2,426	30	136,560
JPMorgan SmartRetirement 2025 Fund	5,019	—	374	71,720

Part I - 25

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
JPMorgan SmartRetirement 2030 Fund	$16,904	$—	$ 8	$123,318
JPMorgan SmartRetirement 2035 Fund	2,340	19	335	44,888
JPMorgan SmartRetirement 2040 Fund	11,066	83	208	85,594
JPMorgan SmartRetirement 2045 Fund	1,486	84	231	14,816
JPMorgan SmartRetirement 2050 Fund	1,295	89	107	14,306

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal years indicated.

	Fiscal Year Ended
	6/30/08	6/30/09	6/30/ 10
Funds
JPMorgan SmartRetirement Income Fund	$1,102	$1,084	$3,936
JPMorgan SmartRetirement 2010 Fund	2,501	1,996	2,619
JPMorgan SmartRetirement 2015 Fund	1,647	3,236	7,555
JPMorgan SmartRetirement 2020 Fund	3,426	2,214	12,179
JPMorgan SmartRetirement 2025 Fund	89	1,621	5,019
JPMorgan SmartRetirement 2030 Fund	1,995	809	16,904
JPMorgan SmartRetirement 2035 Fund	1,085	750	2,340
JPMorgan SmartRetirement 2040 Fund	1,540	1,085	11,066
JPMorgan SmartRetirement 2045 Fund	84	63	1,486
JPMorgan SmartRetirement 2050 Fund	336	89	1,295

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal years indicated:

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/ 10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
JPMorgan SmartRetirement Income Fund
Class A	$2,889	$—	$5,928	$—	$31,061	$—
Class C	2,640	—	2,547	—	8,789	—
Class R2	N/A*	N/A*	165	—	798	—

Part I - 26

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
JPMorgan SmartRetirement 2010 Fund
Class A	$10,195	$—	$15,657	$—	$ 43,799	$—
Class C	386	—	1,701	—	6,328	—
Class R2	N/A*	N/A*	478	—	1,465	—
JPMorgan SmartRetirement 2015 Fund
Class A	13,827	—	19,003	—	63,754	—
Class C	566	—	2,860	—	14,168	—
Class R2	N/A*	N/A*	212	—	770	—
JPMorgan SmartRetirement 2020 Fund
Class A	18,556	—	33,472	—	114,091	—
Class C	2,620	—	6,845	—	20,927	—
Class R2	N/A*	N/A*	412	—	1,542	—
JPMorgan SmartRetirement 2025 Fund
Class A	2,649	—	7,451	—	54,771	—
Class C	488	—	2,929	—	10,294	—
Class R2	N/A*	N/A*	314	—	6,655	—
JPMorgan SmartRetirement 2030 Fund
Class A	16,593	—	26,911	—	108,920	—
Class C	1,353	—	3,810	—	13,311	—
Class R2	N/A*	N/A*	263	—	1,087	—
JPMorgan SmartRetirement 2035 Fund
Class A	1,113	—	4,547	—	38,630	—
Class C	321	—	2,223	—	5,116	—
Class R2	N/A*	N/A*	155	—	1,142	—
JPMorgan SmartRetirement 2040 Fund
Class A	16,433	—	23,293	—	74,506	—
Class C	1,700	—	2,202	—	10,084	—
Class R2	N/A*	N/A*	251	—	1,004	—
JPMorgan SmartRetirement 2045 Fund
Class A	330	—	1,302	—	13,567	—
Class C	221	—	226	—	805	—
Class R2	N/A*	N/A*	154	—	445	—
JPMorgan SmartRetirement 2050 Fund
Class A	111	—	688	—	10,992	—
Class C	183	—	411	—	1,224	—
Class R2	N/A*	N/A*	154	—	2,090	—

*    Class R2 Shares commenced operations 11/3/08. Therefore, this share class did n ot have any distribution fees for the period shown

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, Class C and Class R2	0.25%
Institutional Class	0.10%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal years indicated.

Part I - 27

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/ 10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
JPMorgan SmartRetirement Income Fund
Class A Shares	$1,735	$(1,154)	$3,557	$(2,371)	$1,715	($29,346)
Class C Shares	529	(351)	509	(340)	1,758	(1,172)
Class R2 Shares	N/A*	N/A*	50	(33)	14	(385)
Select Class Shares	11,106	(7,365)	17,906	(11,937)	24,756	(16,504)
Institutional Class Shares	461	(76,271)	—	(81,807)	—	(111,956)
JPMorgan SmartRetirement 2010 Fund
Class A Shares	6,132	(4,063)	9,394	(6,263)	2,413	(41,386)
Class C Shares	77	(52)	340	(227)	1,265	(844)
Class R2 Shares	N/A*	N/A*	143	(96)	59	(673)
Select Class Shares	32,012	(21,261)	48,979	(32,650)	65,591	(43,727)
Institutional Class Shares	256	(66,040)	—	(56,290)	—	(61,164)
JPMorgan SmartRetirement 2015 Fund
Class A Shares	8,501	(5,326)	11,402	(7,601)	3,313	(60,441)
Class C Shares	115	(73)	572	(381)	2,834	(1,889)
Class R2 Shares	N/A*	N/A*	64	(42)	22	(363)
Select Class Shares	28,314	(17,899)	50,475	(33,651)	94,080	(62,719)
Institutional Class Shares	4,915	(119,030)	—	(110,245)	—	(144,776)
JPMorgan SmartRetirement 2020 Fund
Class A Shares	11,426	(7,130)	20,084	(13,388)	5,789	(108,302)
Class C Shares	545	(328)	1,369	(913)	4,186	(2,790)
Class R2 Shares	N/A*	N/A*	123	(83)	52	(719)
Select Class Shares	66,719	(41,581)	98,906	(65,936)	156,748	(104,497)
Institutional Class Shares	11,473	(173,413)	—	(169,128)	—	(217,406)
JPMorgan SmartRetirement 2025 Fund
Class A Shares	1,995	(654)	4,471	(2,980)	1,703	(53,068)
Class C Shares	120	(43)	585	(391)	2,059	(1,372)
Class R2 Shares	N/A*	N/A*	94	(63)	38	(3,290)
Select Class Shares	1,318	(451)	23,950	(15,966)	61,891	(41,259)
Institutional Class Shares	1,533	(2,811)	—	(14,432)	—	(41,128)
JPMorgan SmartRetirement 2030 Fund
Class A Shares	10,436	(6,157)	16,147	(10,764)	4,730	(104,190)
Class C Shares	283	(168)	762	(508)	2,662	(1,775)
Class R2 Shares	N/A*	N/A*	78	(53)	31	(513)
Select Class Shares	40,374	(24,612)	72,754	(48,502)	120,857	(80,571)
Institutional Class Shares	14,069	(141,354)	—	(142,644)	—	(196,623)

Part I - 28

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
JPMorgan SmartRetirement 2035 Fund
Class A Shares	$837	$(276)	$2,728	$(1,819)	$1,078	$(37,552)
Class C Shares	78	(29)	444	(297)	1,023	(682)
Class R2 Shares	N/A*	N/A*	47	(31)	15	(556)
Select Class Shares	1,014	(348)	20,546	(13,696)	47,499	(31,667)
Institutional Class Shares	1,272	(2,499)	—	(10,930)	—	(27,368)
JPMorgan SmartRetirement 2040 Fund
Class A Shares	10,206	(6,227)	13,976	(9,317)	3,632	(70,874)
Class C Shares	353	(214)	440	(294)	2,017	(1,344)
Class R2 Shares	N/A*	N/A*	76	(50)	29	(473)
Select Class Shares	18,648	(11,493)	34,955	(23,304)	58,293	(38,862)
Institutional Class Shares	8,909	(108,170)	—	(109,030)	—	(161,672)
JPMorgan SmartRetirement 2045 Fund
Class A Shares	207	(123)	781	(521)	293	(13,274)
Class C Shares	46	(28)	45	(30)	161	(107)
Class R2 Shares	N/A*	N/A*	46	(31)	14	(208)
Select Class Shares	323	(194)	3,882	(2,586)	11,509	(7,673)
Institutional Class Shares	128	(887)	—	(4,977)	—	(13,814)
JPMorgan SmartRetirement 2050 Fund
Class A Shares	66	(44)	413	(275)	293	(10,699)
Class C Shares	37	(24)	82	(55)	245	(163)
Class R2 Shares	N/A*	N/A*	46	(31)	14	(1,031)
Select Class Shares	342	(229)	2,148	(1,432)	9,233	(6,156)
Institutional Class Shares	—	(551)	—	(3,393)	—	(12,778)

*    Class R2 Shares commenced operations November 3, 2008. Therefore, this share class did not have any shareholder servicing fees for the period shown.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Funds paid the following brokerage commissions for the indicated fiscal year (amounts in thousands): .

Part I - 29

		Fiscal Year Ended 6/30/2010
JPMorgan SmartRetirement Income Fund
	Total Brokerage Commissions	$15
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2010 Fund
	Total Brokerage Commissions	13
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2015 Fund
	Total Brokerage Commissions	27
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2020 Fund
	Total Brokerage Commissions	60
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2025 Fund
	Total Brokerage Commissions	25
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2030 Fund
	Total Brokerage Commissions	68
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2035 Fund
	Total Brokerage Commissions	17
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2040 Fund
	Total Brokerage Commissions	50
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2045 Fund
	Total Brokerage Commissions	6
	Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2050 Fund
	Total Brokerage Commissions	6
	Brokerage Commissions to Affiliated Broker/Dealers	—

Broker Research

The Funds do not presently allocate any brokerage commissions to brokers for broker research.

Part I - 30

Securities of Regular Broker-Dealers

Because the Funds invested only in the Underlying Funds for the fiscal period ended June 30, 2010 , the Funds did not own securities of their regular broker-dealers.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal period ended June 30, 20 10 , JPMIM, JPMIA, and SC-R&M paid approximately $109,489,573 , $29,962,242 and $109,494, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Finders’ Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

Financial Intermediaries who sell over $1 million of Class A Shares of the JPMorgan SmartRetirement Funds may receive finders’ fees. Such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 — $3,999,999*	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

*    If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a JPMorgan SmartRetirement Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of a JPMorgan SmartRetirement Fund. The Finders’ Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

Finders’ Fees Paid By Adviser and Distributor

For the fiscal period ended June 30, 20 10, the Advisers and JPMDS paid approximately $ 9,205,982 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 31

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended June 30, 20 10 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
SmartRetirement Income Fund	$4,651	6/30/17
	10,414	6/30/18
Total	15,065

SmartRetirement 2010 Fund	4,738	6/30/17
	13,143	6/30/18
Total	17,881

SmartRetirement 2015 Fund	6,487	6/30/17
	17,362	6/30/18
Total	23,849

SmartRetirement 2020Fund	10,855	6/30/17
	36,409	6/30/18
Total	47,264

SmartRetirement 2025 Fund	635	6/30/17
	609	6/30/18
Total	1,244

SmartRetirement 2030 Fund	7,015	6/30/17
	30,215	6/30/18
Total	37,230

SmartRetirement 2035 Fund	505	6/30/17
	342	6/30/18
Total	848

SmartRetirement 2040 Fund	5,760	6/30/17
	18,829	6/30/18
Total	24,589

To the extent that these capital losses are used to offset future capital gain, it is probable that such offset gains will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Part I - 32

The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of the SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of September 30, 20 10, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders.

As of September 30, 2010, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference to this SAI. The Financial Statements for the fiscal year ended June 30, 20 10 have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 33

ATTACHMENT 1-A

PRINCIPAL SHAREHOLDERS

Name of Fund	Name and Address of Shareholder	Percentage Held
SMARTRETIREMENT INCOME FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.97%
	GPC SECURITIES INC AGENT FOR JPMORGAN CHASE BANK FBO* VIC BOND SALES INC PS 4 RET PLAN PO BOX 105117 ATLANTA GA 30348-5117	5.26%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.23%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST* IRA OF LARRY P PARLETT 4880 N MARINE DR APT 309 CHICAGO IL 60640-4271	8.03%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST* IRA OF JASMINE W KARNELLA PO BOX 26205 HONOLULU HI 96825-6205	6.38%
	U S BANCORP INVESTMENTS INC 60 LIVINGSTON AVE SAINT PAUL MN 55107-2292	5.90%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST* IRA OF PATRICK CABALLERO 1550 LASALLE PARC DR BATON ROUGE LA 70806-8436	5.17%

Part I - 34

Name of Fund	Name and Address of Shareholder	Percentage Held
INSTITUTIONAL CLASS SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	68.37%
	GPC SECURITIES INC AGENT FOR JPMORGAN CHASE BANK FBO* PETERSEN ALUMINUM CORP MONEY PURCHA PENS PLAN & TRUST PO BOX 79377 ATLANTA GA 30357-7377	7.50%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	80.46%
	MG TRUST COMPANY CUST. FBO GENE STEFFY’S CHRYSLER JEEP DODGE 700 17TH STREET , SUITE 300 DENVER CO 80202-3531	13.31%
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	5.58%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	20.17%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	16.13%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.36%

Part I - 35

Name of Fund	Name and Address of Shareholder	Percentage Held
	JPMORGAN CHASE AS TRUSTEE FOR THE* SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN OF STANDARD MOTOR PROD INC 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	8.88%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	8.45%
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN C/O JPMORGAN RETIREMENT PLAN SVCS 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.99%
SMARTRETIREMENT 2010 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.92%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	32.50%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD IRA R/O* CUS IRA OF LELA MANTANES 1810 E WOOD LN MT PROSPECT IL 60056-1756	5.04%
INSTITUTIONAL CLASS SHARES	PENFIRN CO PO BOX 3327 OMAHA NE 68103-0327	15.91%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.56%

Part I - 36

Name of Fund	Name and Address of Shareholder	Percentage Held
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.35%
	JPMORGAN CHASE BANK AS TTEE CUST* FBO DICKINSON WRIGHT PLLC RETIREMENT & 401K SAVINGS PLAN JPMORGAN RPS MGMT RPTY TEAM 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	6.37%
	JPMORGAN CHASE BANK TTEE* FBO CAMBRIDGE INFORMATION GROUP 401K RETIREMENT PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.22%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.21%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	32.93%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	27.71%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	17.45%
	MG TRUST COMPANY CUST. FBO GENE STEFFY’S CHRYSLER JEEP DODGE 700 17TH STREET , SUITE 300 DENVER CO 80202-3531	6.41%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	6.29%

Part I - 37

Name of Fund	Name and Address of Shareholder	Percentage Held
	THOMAS MCLARTY NELSON CUNNINGHAM STEPHEN C DONEHOO FBO MCLARTY ASSOCIATES 401K 900 17TH ST NW STE 800 WASHINGTON DC 20006-2511	5.43%
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	40.66%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	10.13%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	7.46%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.90%
SMARTRETIREMENT 2015 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.73%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.12%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.23%

Part I - 38

Name of Fund	Name and Address of Shareholder	Percentage Held
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.47%
	AMERICAN ENTERPRISE INVESTMENT SVC PO BOX 9446 MINNEAPOLIS MN 55440-9446	5.36%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.32%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	13.10%
	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	7.28%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.07%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.81%
	JPMORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	5.78%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	38.62%

Part I - 39

Name of Fund	Name and Address of Shareholder	Percentage Held
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	22.10%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	7.55%
	RELIANCE TRUST CO FBO TOA TECHNOLOGY PO BOX 48529 ATLANTA GA 30362-1529	6.19%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	5.88%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.51%
	MG TRUST COMPANY CUST. FBO GENE STEFFY’S CHRYSLER JEEP DODGE 700 17TH STREET , SUITE 300 DENVER CO 80202-3531	5.38%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	5.21%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	26.17%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.48%

Part I - 40

Name of Fund	Name and Address of Shareholder	Percentage Held
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.27%
	JPMORGAN CHASE BANK AS TTEE* FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.67%
	JPMORGAN CHASE BANK AS TTEE* FBO STANDARD MOTOR PRODUCTS 401K CAPITAL ACCUMULATION PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.25%
SMARTRETIREMENT 2020 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.02%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	7.36%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35.02%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	9.46%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.13%

Part I - 41

Name of Fund	Name and Address of Shareholder	Percentage Held
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	18.37%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.46%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.23%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	39.62%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	12.28%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	11.05%
	COUNSEL TRUST DBA MATC FBO CLOSELINE RET PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	10.77%
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	8.82%
	RELIANCE TRUST CO FBO TOA TECHNOLOGY PO BOX 48529 ATLANTA GA 30362-1529	6.80%

Part I - 42

Name of Fund	Name and Address of Shareholder	Percentage Held
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	34.93%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	13.97%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	6.83%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.35%
SMARTRETIREMENT 2025 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	12.76%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	7.21%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	54.24%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.77%

Part I - 43

Name of Fund	Name and Address of Shareholder	Percentage Held
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	29.62%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CARMEUSE LIME & STONE 401K PLAN FOR BARGAINING UNITS C/O JPM RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	21.07%
	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.77%
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	6.02%
	JPMORGAN CHASE BANK AS TTEE CUST* FBO DICKINSON WRIGHT PLLC RETIREMENT & 401K SAVINGS PLAN JPMORGAN RPS MGMT RPTY TEAM 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	5.99%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.94%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	75.19%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	12.99%

Part I - 44

Name of Fund	Name and Address of Shareholder	Percentage Held
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	43.72%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	24.56%
	GPC SECURITIES INC AGENT FOR JP MORGAN CHASE BANK FBO STUART TANK SALES CORP PSP PO BOX 79377 ATLANTA GA 30357-7377	5.96%
SMARTRETIREMENT 2030 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.19%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	5.16%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	55.87%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.94%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	27.01%

Part I - 45

Name of Fund	Name and Address of Shareholder	Percentage Held
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	19.28%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.02%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	47.13%
	COUNSEL TRUST DBA MATC FBO CLOSELINE RET PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	10.63%
	MG TRUST COMPANY CUST. FBO GENE STEFFY’S CHRYSLER JEEP DODGE 700 17TH STREET , SUITE 300 DENVER CO 80202-3531	8.42%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.92%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	6.90%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	6.45%
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	38.97%

Part I - 46

Name of Fund	Name and Address of Shareholder	Percentage Held
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	11.60%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.27%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.00%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	5.07%
SMARTRETIREMENT 2035 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.99%
	FIFTH THIRD BANK TTEE VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	9.54%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	7.91%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23.89%

Part I - 47

Name of Fund	Name and Address of Shareholder	Percentage Held
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	21.85%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.68%
	NFS LLC FBO JPMORGAN CHASE BANK N A CU IRA R/O* FBO CHRISTINE L BRICKETT 196 RABBIT RUN WELLS ME 04090-2920	12.14%
	RBC CAPITAL MARKETS CORP FBO JAMES F ALBERT SEGREGATED IRA R/O 5667 PHELPS LUCK DR COLUMBIA MD 21045-2526	5.34%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	27.21%
	JPM ORGAN CHASE BANK AS TRUSTEE FBO* CARMEUSE LIME & STONE 401K PLAN FOR BARGAINING UNITS C/O JPM RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	16.44%
	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.31%
	JPMORGAN RETIREMENT PLAN SERVICES* FBO COMSYS 401K 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.11%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.72%

Part I - 48

Name of Fund	Name and Address of Shareholder	Percentage Held
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	6.89%
CLASS R2 SHARES	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	36.49%
	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	30.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	9.74%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	7.91%
SELECT CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	42.60%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	35.76%
SMARTRETIREMENT 2040 FUND
CLASS A SHARES	GPC SECURITIES INC AS AGENT FOR JP MORGAN CHASE BANK* FBO TS TECK INDUSTRIES INC 401K SAVINGS PLAN P O BOX 105117 ATLANTA GA 30348-5117	9.29%

Part I - 49

Name of Fund	Name and Address of Shareholder	Percentage Held
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.51%
	FIFTH THIRD BANK TTEE VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.30%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	56.56%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	35.03%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.30%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.26%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	54.99%
	CHARLES SCHWAB TRUST CO CUST FOCUS FORWARD RET PLAN SAVINGS 2423 E LINCOLN DR PHOENIX AZ 85016-1215	11.63%

Part I - 50

Name of Fund	Name and Address of Shareholder	Percentage Held
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	8.27%
	THOMAS MCLARTY NELSON CUNNINGHAM STEPHEN C DONEHOO FBO MCLARTY ASSOCIATES 401K 900 17TH ST NW STE 800 WASHINGTON DC 20006-2511	5.88%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	5.20%
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	46.47%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	10.17%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.85%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.22%
SMARTRETIREMENT 2045 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	16.54%

Part I - 51

Name of Fund	Name and Address of Shareholder	Percentage Held
	FIFTH THIRD BANK TTEE VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	14.07%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	6.03%
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	61.45%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.82%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	25.64%
	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	17.12%
	JPM ORGAN CHASE BANK AS TRUSTEE FBO* CARMEUSE LIME & STONE 401K PLAN FOR BARGAINING UNITS C/O JPM RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	16.36%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.44%

Part I - 52

Name of Fund	Name and Address of Shareholder	Percentage Held
	JPMORGAN CHASE TTEE* FBO ALM MEDIA 401K PLAN C/O JPMORGAN RETIREMENT PLAN SVCS 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.56%
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	5.70%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	37.02%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	23.93%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	14.04%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	9.67%
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	6.66%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	36.59%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	35.15%

Part I - 53

Name of Fund	Name and Address of Shareholder	Percentage Held
	GPC SECURITIES INC AS AGENT FOR JP MORGAN CHASE BANK FBO BUNN-O-MATIC CORP 401K SAVINGS PLAN & TRUST P O BOX 105117 ATLANTA GA 30348-5117	5.19%
SMARTRETIREMENT 2050 FUND
CLASS A SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	13.25%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	10.84%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.34%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	6.00%
	GPC SECURITIES INC AGENT JP MORGAN CHASE BANK FBO DOWCO INC 401K SAVINGS PLAN PO BOX 79377 ATLANTA GA 30357-7377	5.62%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	39.50%
	NFS LLC FEBO DIOSMA DETWILER TOD DTD 04/26/2007 761 RICHARDS LN SOUTHAMPTON NJ 08088-1647	13.79%

Part I - 54

Name of Fund	Name and Address of Shareholder	Percentage Held
	COUNSEL TRUST DBA MATC FBO STAR OF TEXAS FAIR & RODEO RET PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	9.30%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.13%
	NFS LLC FBO MARLIN H THOMAS DORIS A THOMAS 100 WILLOW VALLEY LAKES DR WILLOW STREET PA 17584-9450	5.47%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE AS CUST* FBO CLARIAN HEALTH PARTNERS DEFINED CONTRIBUTION PLAN C/O JPMORGAN RETIREMENT PLAN SERV 1111 POLARIS PKWY COLUMBUS OH 43240-2031	34.49%
	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	26.70%
	PENFIRN CO PO BOX 3327 OMAHA NE 68103-0327	12.88%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.41%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	92.16%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	23.14%

Part I - 55

Name of Fund	Name and Address of Shareholder	Percentage Held
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	20.08%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.55%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO PROFIT SHARING PLAN FOR EMPLOYEES OF TRINITY INC 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	10.53%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO IPSOS AMERICA INC 401(K) PLAN 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	6.74%
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “ control ” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 56

JPMorgan Access Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

November 1, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Access Balanced Fund (the “Access Balanced Fund”)
Class A/JXBAX; Class C/JXBCX; Select Class/JXBSX; Institutional Class/ JXBIX
JPMorgan Access Growth Fund (the “Access Growth Fund”)
Class A/JXGAX; Class C/JXGCX; Select Class/JXGSX; Institutional Class/ JXGIX

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated November 1, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Funds dated June 30, 2010 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Funds. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements , simply write or call:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-ACCESS-1110

PART I

GENERAL	1
The Trust and the Funds	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	3
DIVERSIFICATION	9
PORTFOLIO TURNOVER	9
TRUSTEES	9
Standing Committees	9
Ownership of Securities	10
Trustee Compensation	10
INVESTMENT ADVISER AND SUB-ADVISERS	11
Investment Advisory Fees	11
Sub-advisers	11
PORTFOLIO MANAGERS	12
Portfolio Managers’ Other Accounts Managed	12
Portfolio Managers’ Ownership of Securities	13
ADMINISTRATOR	14
Administrator Fees	14
DISTRIBUTOR	14
Compensation Paid to JPMDS	14
Distribution Fees	15
SHAREHOLDER SERVICING	15
Shareholder Services Fees	15
BROKERAGE AND RESEARCH SERVICES	16
Brokerage Commissions	16
Broker Research	16
Securities of Regular Broker-Dealers	16
FINANCIAL INTERMEDIARY	17
Other Cash Compensation	17
Finders ’ Fee Commissions	17
Finders ’ Fees Paid by Adviser and Distributor	17
TAX MATTERS	18
Capital Loss Carryforwards	18
PORTFOLIO HOLDINGS DISCLOSURE	18
SHARE OWNERSHIP	18
Trustees and Officers	18
Principal Holders	18
FINANCIAL STATEMENTS	20

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

JPMorgan Trust I (“JPMT I”) is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. Each of the Funds is a series of JPMT I.

Share Classes

Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered by the Funds as of the date of this SAI:

Fund	Class A	Class C	Select Class	Institutional Class
Access Balanced Fund	X	X	X	X
Access Growth Fund	X	X	X	X

The shares of the Funds are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund which best suits their needs.

Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group, Inc. (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to the Funds, and J.P. Morgan Private Investments Inc. (“JPMPI”); Capital Guardian Trust Company-Personal Investment Management Division (Capital); Fiduciary Management, Inc. (FMI); Manning & Napier Advisors, Inc. (M&N); Osterweis Capital Management LLC (Osterweis); TAMRO Capital Partners LLC (TAMRO) ; TimesSquare Capital Management, LLC (TimesSquare) and Tradewinds Global Investors, LLC (Tradewinds) are the investment sub-advisers. Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JPMPI, JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI, HCM, Capital, FMI, M&N, Osterweis, TAMRO , TimesSquare and Tradewinds are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc.

Part I - 1

(“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of each of the Funds (including their respective investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of each Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy, a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

Each Fund:

1.	May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

2.	May not underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities.”

Part I - 2

3.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.	May not borrow money, except to the extent permitted by applicable law.

5.	May make loans to other persons in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.

6.	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This policy does not apply to investments in other registered investment companies in the same “group of investment companies” as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

7.	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings.

8.	May not purchase or sell real estate; however, each Fund may, to the extent consistent with their investment objectives, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

Non-Fundamental Investment Policies

The investment policies described below are non-fundamental policies of each Fund and may be changed by the Trustees of the Fund without shareholder approval. These non-fundamental investment policies provide that each Fund:

1.	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

2.	May not purchase or sell interests in oil, gas or mineral leases.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Part I - 3

Fund Name	Fund Code
Access Balanced Fund	1
Access Growth Fund	2

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1-2	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1-2	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-2	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
	1-2	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception of borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.
	1-2	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1-2	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
	1-2	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-2	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	1-2	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-2	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-2	Equity Securities, Warrants and Rights

Part I - 4

Instrument	Fund Code	Part II Section Reference
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-2	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-2	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
	1-2	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
	1-2	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1-2	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-2	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.
	1-2	Investment Company Securities and Exchange Traded Funds
Exchange Traded Notes (“ETNs”): Senior, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.	1-2	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including Non-Deliverable Forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.
	1-2	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.
	1-2	Foreign Investments (including Foreign Currencies)

Part I - 5

Instrument	Fund Code	Part II Section Reference
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.
	1-2	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
	1-2	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-2	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-2	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
	1-2	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
	1-2	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1-2	Loan Assignments and Participations
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	1-2	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	1-2	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans including collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.
	1-2	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	1-2	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
	1-2	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-2	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-2	Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Fund Code	Part II Section Reference
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
	1-2	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-2	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
	1-2	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-2	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-2	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-2	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.
	1-2	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-2	Securities Lending
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
	1-2	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-2	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-2	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.
	1-2	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.
	1-2	Structured Investments

Part I - 7

Instrument	Fund Code	Part II Section Reference
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
	1-2	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
	1-2	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-2	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
	1-2	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.
	1-2	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.
	1-2	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).
	1-2	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.
	1-2	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-2	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Part I - 8

Instrument	Fund Code	Part II Section Reference
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.
	1-2	Debt Instruments

DIVERSIFICATION

JPMT I is a registered open-end investment company. Each Fund is a diversified series of JPMT I, as defined under the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The table below sets forth each Fund’s portfolio turnover rate for the last fiscal period.

Fund	Fiscal Period Ended 6/30/10*
Access Balanced Fund	96%
Access Growth Fund	88%

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09–6/30/10.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met 4 times during the fiscal year ended June 30, 2010. The Compliance Committee met 4 times during the fiscal year ended June 30, 2010. The Governance Committee met 5 times during the fiscal year ended June 30, 2010. The Investments Committee met 5 times during the fiscal year ended June 30, 2010. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 9

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009:

Name of Trustee	Dollar Range in Equity Securities of Access Balanced Fund	Dollar Range in Equity Securities of Access Growth Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1),(2)
Independent Trustees
William J. Armstrong	None	$10,001–$50,000	Over $100,000
John F. Finn	None	None	Over $100,000
Dr. Matthew Goldstein	None	None	Over $100,000
Robert J. Higgins	None	None	Over $100,000
Peter C. Marshall	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
William G. Morton, Jr.	None	None	Over $100,000
Robert A. Oden, Jr.	None	None	Over $100,000
Fergus Reid, III	None	None	Over $100,000
Frederick W. Ruebeck	None	None	Over $100,000
James J. Schonbachler	None	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	None	Over $100,000
Leonard M. Spalding, Jr.	None	None	Over $100,000

(1)  A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (1 41 Funds).

(2)  For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31,2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Part I - 10

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Access Balanced Fund	Access Growth Fund	Total Compensation paid from Fund Complex(1)
Independent Trustees
William J. Armstrong	22	10	$264,000
John F. Finn	18	9	0	ˆ
Dr. Matthew Goldstein	21	10	253,000
Robert J. Higgins	21	10	0	ˆˆ
Peter C. Marshall	23	11	286,000
Marilyn McCoy	22	10	264,000
William G. Morton, Jr.	18	9	220,000
Robert A. Oden, Jr.	18	9	154,000	ˆˆˆ
Fergus Reid, III	34	16	418,000
Frederick W. Ruebeck	21	10	253,000
James J. Schonbachler	18	9	220,000
Interested Trustees
Frankie D. Hughes	18	9	220,000
Leonard M. Spalding, Jr.	22	10	264,000

(1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (1 41 Funds).

(2)  For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31,2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

ˆ  Does not include $220,000 of Deferred Compensation.

ˆˆ  Does not include $253,000 of Deferred Compensation.

ˆˆˆ  Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal period indicated (amounts in thousands):

	Fiscal Period Ended 6/30/10*
Fund	Paid	Waived
Access Balanced Fund	$4,245	($2,246)
Access Growth Fund	2,220	(1,268)

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09–6/30/10.

Sub-advisers

The following serve as sub-advisers to the Funds: JPMPI, Capital, FMI, M&N, Osterweis, TAMRO , TimesSquare and Tradewinds . Capital, FMI, M&N, Osterweis, TAMRO , TimesSquare and Tradewinds (“Unaffiliated Sub-advisers”) are each independent of JPMIM and discharge their responsibilities subject to the policies of the Trustees and the supervision of JPMIM, which pays each

Part I - 11

sub-adviser ’ s fees. Capital is a SEC registered investment adviser, founded in 1968 with $76.3 billion in assets under management as of March 31, 2010. Capital participates in equity and fixed-income markets in developed and emerging market economies on behalf of a diverse group of clients. Capital is 100% owned by Capital Group International, Inc., which is the holding company for several U.S. and non-U.S. investment management firms. FMI is a SEC registered investment adviser, founded in 1980 with $7 billion in assets under management as of December 31, 2009. FMI is owned by Ted D. Kellner and key employees. Ted Kellner owns 68% of FMI and Patrick J. English owns 24% of FMI. M&N is a SEC registered investment adviser, founded in 1970 with $28 billion in assets under management as of December 31, 2009. William Manning, founder, is the majority owner of M&N. Osterweis is a SEC registered investment adviser, founded in 1983 with $4.7 billion in assets under management as of March 31, 2010. Osterweis is wholly owned and controlled by several employees and two outside directors through several trusts. The Osterweis Revocable Trust owns 47% of Osterweis and the Hellman Revocable Trust owns 12.9% of Osterweis. TAMRO is a SEC registered investment adviser, founded in 2000 with $1.4 billion in assets under management as of March 31, 2010. TAMRO is owned 68.5% by TAMRO Management LLC and 23.5% by Northern Lights Capital Partners, LLC. TAMRO Management LLC is owned 45% by Philip D. Tasho and 22.5% by Kathleen B. Neumann. TimesSquare is a SEC registered investment adviser with a focus on institutional clients, which was formed in November 2004 to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc., which managed $11.8 billion in assets as of December 31, 2009. TimesSquare is an autonomous and independently operated majority-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), a publicly traded asset management company (NYSE: AMG) with equity investments in a diverse group of investment firms, including TimesSquare. Tradewinds, with principal offices at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067 is a SEC registered investment adviser, founded in March 2006, with $26 billion in assets under management as of June 30, 2010. Tradewinds is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). On November 13, 2007, Nuveen was acquired by equity investors led by Madison Dearborn Partners, LLC (“MDP”). MDP is a private equity firm whose principal executive offices are at Three First National Plaza, Suite 3800, Chicago, Illinois 60602. The investor group led by MDP includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. The address for Merrill Lynch is 250 Vesey Street, New York, New York 10080. The address for Bank of America Corporation is Bank of America Corporate Center, 100 N. Tryon St., Charlotte, NC 28255. The Unaffiliated Sub-advisers are each paid monthly by JPMIM a fee equal to a percentage of the daily net assets of the Funds allocated to each Unaffiliated Sub-adviser, respectively. JPMIM paid the following fees to JPMPI and the Unaffiliated Sub-advisers during the most recent fiscal period ended June 30, 2010:

Fund	JPMPI	Unaffiliated Sub-advisers
Access Balanced Fund	$3,718,132.46	$248,494.22
Access Growth Fund	1,906,028.59	173,910.37

For more information about the investment adviser and sub-advisers , see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

Part I - 12

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Richard Madigan, Jr.	1	$604,820	8	$3,241,297	0	$0
Ken Louie	1	604,820	0	0	0	0
Stephen Parker	1	604,820	7	3,021,297	0	0
Juan Etinger	1	604,820	7	3,021,297	0	0
Access Growth Fund
Richard Madigan, Jr.	1	1,020,000	8	3,241,297	0	0
Ken Louie	1	1,020,000	0	0	0	0
Stephen Parker	1	1,020,000	7	3,021,297	0	0
Juan Etinger	1	1,020,000	7	3,021,297	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Richard Madigan, Jr.	0	$0	11	$3,783,483	0	$0
Ken Louie	0	0	1	78,864	0	0
Stephen Parker	0	0	11	3,783,483	0	0
Juan Etinger	0	0	11	3,783,483	0	0
Access Growth Fund
Richard Madigan, Jr.	0	0	11	3,783,483	0	0
Ken Louie	0	0	1	78,684	0	0
Stephen Parker	0	0	11	3,783,483	0	0
Juan Etinger	0	0	11	3,783,483	0	0

Portfolio Managers’ Ownership of Securities

The following table shows information regarding the ownership of securities of each portfolio manager as of June 30, 2010:

Aggregate Dollar Range of Securities in Portfolio
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Access Balanced Fund
Richard Madigan, Jr.	X
Ken Louie	X
Stephen Parker	X
Juan Etinger	X
Access Growth Fund
Richard Madigan, Jr.					X

Part I - 13

Aggregate Dollar Range of Securities in Portfolio
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Ken Louie				X
Stephen Parker			X
Juan Etinger		X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administration services and co-administration fees paid by the Funds (the amounts waived are in parentheses) for the fiscal period indicated (amounts in thousands).

	Fiscal Period Ended 6/30/10*
Fund	Paid	Waived
Access Balanced Fund	$ 608	$—
Access Growth Fund	326	—

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09–6/30/10.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal period ended June 30, 2010*.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation**
Access Balanced Fund	$ 10,992	$—	$—	$ 36,859
Access Growth Fund	10,917	—	—	43,304

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09–6/30/10

**	Fees paid by the Funds pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal period indicated.

Fund	Fiscal Period Ended 6/30/10*
Access Balanced Fund	$10,992
Access Growth Fund	10,917

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Part I - 14

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal period indicated (amounts in thousands).

	Fiscal Period Ended 6/30/10*
	Paid	Waived
Access Balanced Fund
Class A Shares	$ 5	$—
Class C Shares**	32	—
Access Growth Fund
Class A Shares	5	—
Class C Shares**	38	—

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

**	Class C Shares of the Fund were launched on 1/4/10.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Funds have agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Class A, Class C and Select Class	.25%
Institutional Class	.10%

The table below sets forth the fees paid to JPMDS (waived amounts are in parentheses) for the fiscal period indicated (amounts in thousands).

	Fiscal Period Ended 6/30/10*
	Paid	Waived
Access Balanced Fund
Class A Shares	$ 4	( $ 1)
Class C Shares**	9	(2)
Select Class Shares	1,294	(281)
Institutional Class Shares	7	(6)
Access Growth Fund
Class A Shares	4	(1)
Class C Shares**	10	(3)
Select Class Shares	662	(179)
Institutional Class Shares	2	(3)

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09–6/30/10.

**	Class C Shares of the Fund were launched on 1/4/10.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

Part I - 15

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The table below sets forth the brokerage commissions paid by each Fund with respect to the fiscal period indicated (amounts in thousands).

Fiscal Period Ended 6/30/10*
Access Balanced Fund
Total Brokerage Commissions	$844,494
Brokerage Commissions to Affiliated Broker-Dealers	—**
Access Growth Fund
Total Brokerage Commissions	526,481
Brokerage Commissions to Affiliated Broker-Dealers	—**

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09–6/30/10.

**	Amount rounds to less than one thousand.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal period ended June 30, 2010*, JPMIM allocated brokerage commissions to brokers who provided broker research for the Funds as follows:.

Fund	Amount
Access Balanced Fund	$146,400
Access Growth Fund	89,000

*	The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

Securities of Regular Broker-Dealers

As of June 30, 2010, the Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
Access Balanced Fund	Barclays Capital Inc.	$16,461
	Credit Suisse First Boston LLC	26,217
	HSBC Securities Inc.	30,547
Access Growth Fund	Credit Suisse First Boston LLC	20,044
	HSBC Securities Inc.	21,471

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 16

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal period ended June 30, 2009, JPMIM, JPMIA and SC-R&M paid approximately $ 109,489,573 , $ 29 , 962 , 242 and $ 109,494 , respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finder s ’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to the Funds, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*  If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders ’ Fees Paid By Adviser and Distributor

For the fiscal year ended June 30, 2010, the Advisers and JPMDS paid approximately $ 9,205,982 in finders ’ fees for all of the J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 17

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Funds had capital loss carryforwards for the fiscal period ended June 30, 2010 as follows (amounts in thousands):

Fund		Capital Loss Carryforwards	Expiration Date
Access Balanced Fund		$97	6/30/2018

	Remaining	97

Access Growth Fund		429	6/30/2018
	Remaining	429

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Lipper, Inc.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of September 30, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders

As of September 30, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI:

Part I - 18

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
ACCESS BALANCED FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	84.63%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14.62%
CLASS C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	99.70%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.85%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.62%

ACCESS GROWTH FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	86.92%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	12.43%
CLASS C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS	99.79%

Part I - 19

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
	ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A*. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.50%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A*. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.25%

*  The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of such Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal period ended June 30, 2010 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in it its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 20

J.P. Morgan U.S. Equity Funds
STATEMENT OF ADDITIONAL INFORMATION — PART I
November 1, 20 10
JPMORGAN TRUST I (“JPMT I”)

Fund Name	Select		Inst	A		B	C		R5		R2	Ultra *
JPMorgan Disciplined Equity Fund (the “Disciplined Equity Fund”)	JDESX		JPIEX	JDEAX								JDEUX
JPMorgan Diversified Fund (the “Diversified Fund”)	JDVSX		JPDVX	JDVAX		JDVBX	JDVCX
JPMorgan Dynamic Growth Fund (the “Dynamic Growth Fund”)	JDGSX			[ ]	**		[ ]	* *	[ ]	* *
JPMorgan Dynamic Small Cap Growth Fund (the “Dynamic Small Cap Growth Fund”)	JDSCX			VSCOX		VSCBX	VSCCX
JPMorgan Growth and Income Fund (the “Growth and Income Fund”)	VGIIX			VGRIX		VINBX	VGICX
JPMorgan Intrepid America Fund (the “Intrepid America Fund”)	JPIAX			JIAAX			JIACX		JIARX		JIAZX
JPMorgan Intrepid Growth Fund (the “Intrepid Growth Fund”)	JPGSX			JIGAX			JCICX		JGIRX		JIGZX
JPMorgan Intrepid Multi Cap Fund (the “Intrepid Multi Cap Fund”)	JIISX			JICAX			JICCX
JPMorgan Intrepid Value Fund (the “Intrepid Value Fund”)	JPIVX			JIVAX			JIVCX		JIVRX		JIVZX
JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”)	VSNGX			JCMAX			JMCCX
JPMorgan Small Cap Core Fund (the “Small Cap Core Fund”)	VSSCX
JPMorgan Small Cap Equity Fund (the “Small Cap Equity Fund”)	VSEIX			VSEAX		VSEBX	JSECX		JSERX		JSEZX
JPMorgan U.S. Dynamic Plus Fund (the “Dynamic Plus Fund” formerly known as the JPMorgan Intrepid Plus Fund) )	JILSX			JPSAX			JPSCX
JPMorgan U.S. Equity Fund (the “U.S. Equity Fund”)	JUESX		JMUEX	JUEAX		JUEBX	JUECX		JUSRX		JUEZX
JPMorgan U.S. Large Cap Core Plus Fund (the “U.S. Large Cap Core Plus Fund”)	JLPSX			JLCAX			JLPCX		JCPRX		JLPZX
JPMorgan U.S. Large Cap Value Plus Fund (the “U.S. Large Cap Value Plus Fund”)	JTVSX			JTVAX			JTVCX		JTVRX
JPMorgan U.S. Research Equity Plus Fund (the “U.S. Research Equity Plus Fund”)	JEPSX			JEPAX			JEPCX		JEPRX		JEPZX
JPMorgan U.S. Small Company Fund (the “U.S. Small Company Fund”)	JSCSX		JUSSX	JTUAX			JTUCX
JPMorgan Value Advantage Fund (the “Value Advantage Fund”)	JVASX		JVAIX	JVAAX			JVACX
JPMorgan Value Discovery Fund (the “Value Discovery Fund”)	[ ]	* *		[ ]	* *		[ ]	* *	[ ]	* *

SAI-USEQ-1110

i

JPMORGAN TRUST II (“JPMT II”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra *
JPMorgan Equity Income Fund (the “Equity Income Fund”)	HLIEX		OIEIX	OGIBX	OINCX
JPMorgan Equity Index Fund (the “Equity Index Fund”)	HLEIX		OGEAX	OGEIX	OEICX
JPMorgan Intrepid Mid Cap Fund (the “Intrepid Mid Cap Fund”)	WOOPX		PECAX	ODMBX	ODMCX
JPMorgan Large Cap Growth Fund (the “Large Cap Growth Fund”)	SEEGX		OLGAX	OGLGX	OLGCX	JLGRX	JLGZX
JPMorgan Large Cap Value Fund (the “Large Cap Value Fund”)	HLQVX		OLVAX	OLVBX	OLVCX	JLVRX	JLVZX
JPMorgan Market Expansion Index Fund (the “Market Expansion Index Fund”)	PGMIX		OMEAX	OMEBX	OMECX		JMEZX
JPMorgan Mid Cap Growth Fund (the “Mid Cap Growth Fund”)	HLGEX		OSGIX	OGOBX	OMGCX		JMGZX
JPMorgan Multi-Cap Market Neutral Fund (the “Multi-Cap Market Neutral Fund”)	OGNIX		OGNAX	OGNBX	OGNCX
JPMorgan Small Cap Growth Fund (the “Small Cap Growth Fund”)	OGGFX	JISGX	PGSGX	OGFBX	OSGCX		JSGZX
JPMorgan Small Cap Value Fund (the “Small Cap Value Fund”)	PSOPX		PSOAX	PSOBX	OSVCX	JSVRX	JSVZX	JSVUX

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST (“JPMMFIT”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra
JPMorgan Growth Advantage Fund (the “Growth Advantage Fund”)	JGASX		VHIAX	VHIBX	JGACX	JGVRX

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC. (“JPMFMFG”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra
JPMorgan Mid Cap Value Fund (the “Mid Cap Value Fund”)	JMVSX	FLMVX	JAMCX	JBMCX	JCMVX		JMVZX

*	To be renamed Class R6 Shares as of November 30, 2010.

**	An exchange ticker symbol is not available for this share class.

(each a “Fund” and collectively, the “Funds” or the “Equity Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated November 1, 2010 , as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Funds dated June 30, 2010 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, New York 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528
1-800-480-4111

PART I

GENERAL	1
The Trusts and the Funds	1
Share Classes	3
Miscellaneous	4
INVESTMENT POLICIES	5
INVESTMENT PRACTICES	14
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	19
QUALITY DESCRIPTION	21
DIVERSIFICATION	2 1
PORTFOLIO TURNOVER	21
TRUSTEES	22
Standing Committees	22
Ownership of Securities	23
Trustee Compensation	26
INVESTMENT ADVISER	28
Investment Advisory Fees	28
PORTFOLIO MANAGERS	29
Portfolio Managers’ Other Accounts Managed	29
Portfolio Managers’ Ownership Of Securities	34
ADMINISTRATOR	36
Administrator Fees	36
DISTRIBUTOR	37
Compensation Paid to JPMDS	37
Distribution Fees	39
SHAREHOLDER SERVICING	41
Shareholder Services Fees	41
BROKERAGE AND RESEARCH SERVICES	45
Brokerage Commissions	45
Broker Research	48
Securities of Regular Broker-Dealers	49
FINANCIAL INTERMEDIARIES	51
Other Cash Compensation Payments	51
Finders ’ Fee Commissions	51
Finders ’ Fees Paid by Advisers and Distributor	51
TAX MATTERS	52

Capital Loss Carryforwards	52
PORTFOLIO HOLDINGS DISCLOSURE	54
SHARE OWNERSHIP	56
Trustees and Officers	56
Principal Holders	56
FINANCIAL STATEMENTS	56
PRINCIPAL SHAREHOLDERS	ATTACHMENT I-A

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trusts and the Funds

JPMT I Historical Information

JPMT I is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004. Each of the Funds which is a series of JPMT I (except Dynamic Growth Fund, U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund, U.S. Research Equity Plus Fund, Value Discovery Fund and Value Advantage Fund) is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series at the close of business on February 18, 2005 (“Predecessor J.P. Morgan Funds”). Each of the Predecessor J.P. Morgan Funds (other than Intrepid America Fund, Intrepid Multi Cap Fund, Intrepid Growth Fund, Intrepid Value Fund (the “Predecessor Intrepid Funds”)) operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series on February 18, 2005.

The Predecessor J.P. Morgan Funds, other than the Predecessor Intrepid Funds, were formerly series of the following business trusts (the “Predecessor JPMorgan Trusts”):

J.P. Morgan Institutional Funds (“JPMIF”) JPMorgan Disciplined Equity Fund JPMorgan Diversified Fund JPMorgan U.S. Equity Fund JPMorgan U.S. Small Company Fund	J.P. Morgan Mutual Fund Select Group (“JPMMFSG”) JPMorgan Mid Cap Equity Fund JPMorgan Small Cap Core Fund

J.P. Morgan Mutual Fund Group (“JPMMFG”) JPMorgan Dynamic Small Cap Growth Fund JPMorgan Growth and Income Fund JPMorgan Small Cap Equity Fund	J.P. Morgan Mutual Fund Series (“JPMMFS”) JPMorgan Intrepid America Fund JPMorgan Intrepid Growth Fund JPMorgan Intrepid Multi Cap Fund JPMorgan Intrepid Value Fund

Shareholders of each of the Predecessor J.P. Morgan Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor JPMorgan Trusts (other than JPMMFS), on behalf of the Predecessor J.P. Morgan Funds (other than the series of JPMMFS), and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor J.P. Morgan Funds (other than the series of JPMMFS) were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”).

JPMT II Historical Information

JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which is a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on the closing date.

With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) (other than the Growth Advantage Fund and the Mid Cap Value Fund) in this SAI prior to the Closing Date refers to the Predecessor J.P. Morgan Funds or One Group Mutual Funds.

JPMMFIT Historical Information

The Growth Advantage Fund (formerly JPMorgan Mid Cap Growth Fund) is a series of JPMMFIT, an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts, on September 23, 1997. Effective April 30, 2003, the name of JPMMFIT was changed from Mutual Fund Investment Trust to J.P. Morgan Mutual Fund Investment Trust.

JPMFMFG Historical Information

The Mid Cap Value Fund is a series of JPMFMFG, a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

Part I - 1

After the close of business on February 18, 2005, certain “Predecessor J.P. Morgan Funds” and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.

Target Funds	Surviving Funds
JPMorgan Equity Income Fund	One Group Equity Income Fund (now known as JPMorgan Equity Income Fund)
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund (now known as JPMorgan Large Cap Growth Fund)
JPMorgan Small Cap Growth Fund; JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund (now known as JPMorgan Small Cap Growth Fund)
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund

Fund Names. As of November 1, 2007, the JPMorgan Intrepid Long/Short Fund changed its name to the JPMorgan Intrepid Plus Fund. As of May 3, 2010, the JPMorgan Intrepid Plus Fund changed its name to the JPMorgan U.S. Dynamic Plus Fund. As of June 29, 2007, the JPMorgan Dynamic Small Cap Fund changed its name to the JPMorgan Dynamic Small Cap Growth Fund.

Prior to February 19, 2005, certain JPMT I and JPMT II Funds had the following names listed below corresponding to their current names:

Former Name	Current Name
One Group Diversified Mid Cap Fund	JPMorgan Intrepid Mid Cap Fund*
One Group Equity Income Fund	JPMorgan Equity Income Fund
One Group Equity Index Fund	JPMorgan Equity Index Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Large Cap Value Fund	JPMorgan Large Cap Value Fund
One Group Market Expansion Index Fund	JPMorgan Market Expansion Index Fund
One Group Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund
One Group Mid Cap Growth Fund	JPMorgan Mid Cap Growth Fund**
JPMorgan Intrepid Investor Fund	JPMorgan Intrepid Multi Cap Fund***
JPMorgan Trust Small Cap Equity Fund	JPMorgan Small Cap Core Fund

*	As of February 19, 2005, the Fund was named the JPMorgan Diversified Mid Cap Fund. The name was changed to the JPMorgan Intrepid Mid Cap Fund effective July 29, 2005.
**	As of February 19, 2005, the Fund was named the JPMorgan Diversified Mid Cap Growth Fund. The name was changed to the JPMorgan Mid Cap Growth Fund effective June 27, 2009.
***	As of February 19, 2005, the Fund was named JPMorgan Intrepid Contrarian Fund. The name was changed to JPMorgan Intrepid Multi Cap Fund effective April 10, 2006.

Part I - 2

In addition, effective May 1, 2003, the following Funds of JPMMFSG were renamed with the approval of the Board of Trustees:

Former Name	Name As Of May 1, 2003
J. P. Morgan Select Mid Cap Equity	JPMorgan Mid Cap Equity Fund
J. P. Morgan Select Small Cap Equity Fund	JPMorgan Trust Small Cap Equity Fund*

*	As of February 19, 2005, the JPMorgan Trust Small Cap Equity Fund became the JPMorgan Small Cap Core Fund.

REORGANIZATIONS OF FUNDS. On June 26, 2009, certain J.P. Morgan Funds were involved in reorganizations with other J.P. Morgan Funds as follows:

Acquired Funds	Acquiring Funds
JPMorgan Capital Growth Fund	JPMorgan Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund	JPMorgan Mid Cap Value Fund

Share Classes

Share Classes. Shares in the Funds are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by each of the Funds as of the date of this SAI:

Fund	Class A	Class B1	Class C	Select Class	Institutional Class	Ultra ****	Class R5	Class R2
Disciplined Equity Fund	X			X	X	X
Diversified Fund	X	X	X	X	X
Dynamic Growth Fund	X		X	X			X
Dynamic Small Cap Growth Fund	X	X	X	X
Equity Income Fund	X	X	X	X
Equity Index Fund	X	X	X	X
Growth Advantage Fund	X	X	X	X			X*
Growth and Income Fund	X	X	X	X
Intrepid America Fund	X		X	X			X	X
Intrepid Growth Fund	X		X	X			X	X
Intrepid Mid Cap Fund	X	X	X	X
Intrepid Multi Cap Fund	X		X	X
Intrepid Value Fund	X		X	X			X	X
Large Cap Growth Fund	X	X	X	X			X**	X
Large Cap Value Fund	X	X	X	X			X	X
Market Expansion Index Fund	X	X	X	X				X
Mid Cap Equity Fund	X		X	X
Mid Cap Growth Fund	X	X	X	X				X***
Mid Cap Value Fund	X	X	X	X	X			X
Multi-Cap Market Neutral Fund	X	X	X	X
Small Cap Core Fund				X
Small Cap Equity Fund	X	X	X	X			X	X
Small Cap Growth Fund	X	X	X	X	X			X

Part I - 3

Fund	Class A	Class B1	Class C	Select Class	Institutional Class	Ultra ****	Class R5	Class R2
Small Cap Value Fund	X	X	X	X		X	X	X
U.S. Dynamic Plus Fund	X		X	X
U.S. Equity Fund	X	X	X	X	X		X	X
U.S. Large Cap Core Plus Fund	X		X	X			X	X
U.S. Large Cap Value Plus Fund	X		X	X			X
U.S. Research Equity Plus Fund	X		X	X			X	X
U.S. Small Company Fund	X		X	X	X
Value Advantage Fund	X		X	X	X
Value Discovery Fund	X		X	X			X

[1]	Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.
*	Class R5 Shares of the Growth Advantage Fund were first offered as of January 8, 2009.
**	Class R5 Shares of the Large Cap Growth Fund were first offered as of April 14, 2009.
***	Class R2 Shares of the Mid Cap Growth Fund were first offered as of June 10, 2009.
****	The Ultra Shares will be renamed Class R6 Shares as of November 30, 2010.

All share classes of the Value Discovery Fund, Small Cap Equity Fund and Dynamic Growth Fund (except Select Class Shares) and Ultra Shares of the Disciplined Equity Fund are not available for purchase by new investors except as described in the Funds’ Prospectuses.

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMMFIT, JPMFMFG and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 4

INVESTMENT POLICIES

The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies ” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for each of the restrictions on borrowings set forth below in each set of Fundamental Investment policies, t he percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating policy on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy regarding borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies-Miscellaneous Investment Strategies and Risks-Borrowings” in the SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Shareholders of the Dynamic Small Cap Growth Fund, the Growth Advantage Fund, the Growth and Income Fund, the Mid Cap Equity Fund, the Small Cap Core Fund and the Small Cap Equity Fund must be given at least 30 days’ prior written notice of any change in such Fund’s investment objectives.

In addition, each of the Funds, except the Diversified Fund, Growth Advantage Fund, Multi-Cap Market Neutral Fund, Value Advantage Fund and Value Discovery Fund has an 80% investment policy which is described in such Fund’s Prospectuses. In calculating assets for purposes of each Fund’s 80% investment policy, assets are net assets plus the amount of any borrowings. This policy may be changed by the Board of Trustees without shareholder approval. However, each Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Investment Policies of Funds that Are Series of JPMT I, JPMFMFG and JPMMFIT

Investment Policies of the Mid Cap Value Fund

Fundamental Investment Policies . The Fund may not:

(1)  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This policy applies to 75% of the Fund’s total assets.

(2)  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

Part I - 5

(3)  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

(4)  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

(5)  Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in REITs, commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

(6)  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

(7)  Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

Non-Fundamental Investment Policies . The Fund may not:

(1)  Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing, provided, the Fund may segregate assets without limit in order to comply with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(2)  Invest in companies for the purpose of exercising control.

(3)  Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(4)  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

(5)  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

(6)  Enter into a futures contract or options transaction if the Fund’s total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund’s total assets, and the Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund’s custodian or will otherwise comply with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(7)  Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Investment Policies of the Diversified Fund, the Disciplined Equity Fund, the U.S. Dynamic Plus Fund, the U.S. Equity Fund, the U.S. Large Cap Core Plus Fund and the U.S. Small Company Fund

Fundamental Investment Policies . Each of the Funds:

(1)  May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

(2)  May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

Part I - 6

(3)  May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

(4)  May not borrow money, except to the extent permitted by applicable law.

(5)  May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act.

(6)  May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate and, in the case of the Diversified Fund, make direct investments in mortgages.

(7)  May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)  May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies . Each of the Funds:

(1)  May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

(2)  May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

(3)  May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

(4)  May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act (except that the policy does not apply to the Diversified Fund).

Investment Policies of the Dynamic Small Cap Growth Fund, the Growth and Income Fund and the Small Cap Equity Fund

Fundamental Investment Policies . With respect to the Growth and Income Fund, it is a fundamental policy of the Fund that when the Fund holds no portfolio securities except interests in another investment company (“master portfolio”) in which it invests, the Fund’s investment objective and policies shall be identical to the master portfolio’s investment objective and policies, except for the following: the Fund (1) may invest more than 10% of its net assets in the securities of a registered investment company, (2) may hold more than 10% of the voting securities of a registered investment company and (3) will concentrate its investments in the investment company. It is a fundamental investment policy of the Fund that when the Fund holds only portfolio securities other than interests in the master portfolio, the Fund’s investment objective and policies shall be identical to the investment objective and policies of the master portfolio at the time the assets of the Fund were withdrawn from that master portfolio.

Each of the Funds:

(1)  May not borrow money, except to the extent permitted by applicable law.

(2)  May make loans to other persons, in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.

Part I - 7

(3)  May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this policy .

(4)  May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

(5)  May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

(6)  May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

(7)  May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in selling a portfolio security.

(8)  May not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Non-Fundamental Investment Policies . Each of the Funds:

(1)  May not with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

(2)  May not make short sales of securities, other than short sales “against the box”, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions policies and investment program of a Fund. No Fund has the current intention of making short sales against the box.

(3)  May not purchase or sell interests in oil, gas or mineral leases.

(4)  May not invest more than 15% of its net assets in illiquid securities.

(5)  May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

(6)  Except as specified above, may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law.

(7)  May not (other than Growth and Income Fund) acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(8)  May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

Investment Policies of the Dynamic Growth Fund, the U.S. Large Cap Value Plus Fund, U.S. Research Equity Plus Fund and the Value Discovery Fund

Part I - 8

Fundamental Investment Policies . Each of the Funds:

(1)  May not purchase the securities of any issuer if as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)  May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)  May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)  May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5)  May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6)  Except for the U.S. Research Equity Plus Fund, may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)  In the case of the U.S. Research Equity Plus Fund, may not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities.

(8)  May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

(9)  In the case of the U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund, each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy, each of the Dynamic Growth Fund and the Value Discovery Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment policy (5) above, real estate includes Real Estate Limited Partnerships.

Non-Fundamental Investment Policies . Each of the Funds:

(1)  May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)  May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)  May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Investment Policies of the Growth Advantage Fund

Fundamental Investment Policies . The Fund:

Part I - 9

(1)  May not borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of the Fund’s total assets must be repaid before the Fund may make additional investments.

(2)  May make loans to other persons, in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.

(3)  May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to the Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.

(4)  May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

(5)  May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

(6)  May not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

(7)  May not underwrite securities issued by other persons except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction , the Growth Advantage Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (2) above, loan participations are considered to be debt instruments. For purposes of investment policy (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by the Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.

Non-Fundamental Investment Policies . The Fund:

(1)  May not make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions or policies and investment program of the Fund.

(2)  May not purchase or sell interests in oil, gas or mineral leases.

(3)  May not invest more than 15% of its net assets in illiquid securities.

(4)  May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

Part I - 10

(5)  Except as specified above, may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

(6)  May not, with respect to 50% of its assets, hold more than 10% of the outstanding shares of issuers.

(7)  May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of the investment policies regarding the Growth Advantage Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

In order to permit the sale of its shares in certain states, the Growth Advantage Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of shares in the state involved.

Investment Policies of the Mid Cap Equity Fund and the Small Cap Core Fund

Fundamental Investment Policies . Each of the Funds:

(1)  May not borrow money, except to the extent permitted by applicable law.

(2)  May make loans to other persons, in accordance with such Fund’s investment objective and policies and to the extent permitted by applicable law.

(3)  May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.

(4)  May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

(5)  May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

(6)  May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

(7)  May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.

(8)  May not purchase securities of any issuer if such a purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Mid Cap Equity Fund and Small Cap Core Fund, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of

Part I - 11

investment policy (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.

Non-Fundamental Investment Policies . Each of the Funds:

(1)  May not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

(2)  May not make short sales of securities, other than short sales against the box, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, future contracts and related options, in the manner otherwise permitted by the investment [ restrictions, policies ] and investment program of a Fund. No Fund has the current intention of making short sales against the box.

(3)  May not purchase or sell interests in oil, gas or mineral leases.

(4)  May not invest more than 15% of its net assets in illiquid securities.

(5)  May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

(6)  May invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a “Mauritius Portfolio Company”) will not be considered an investment company for this purpose.

(7)  May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of the investment policies regarding the Mid Cap Equity Fund and the Small Cap Core Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

Investment Policies of the Intrepid Growth Fund, the Intrepid Value Fund, the Intrepid America Fund, the Intrepid Multi Cap Fund and the Value Advantage Fund

Fundamental Investment Policies . Each of the Funds:

(1)  May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act of 1940.

(2)  May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

(3)  May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder.

(4)  May not borrow money, except to the extent permitted by applicable law.

(5)  May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933.

(6)  May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a)

Part I - 12

invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and make direct investments in mortgages.

(7)  May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)  May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies . Each of the Funds:

(1)  May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

(2)  May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

(3)  May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

(4)  May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, the Funds may borrow money from banks for temporary or short-term purposes. But, none of the Funds may borrow money to buy additional securities, which is known as “leverage.”

Investment Policies of Funds that are Series of JPMT II

Fundamental Investment Policies . None of the Funds may:

(1)  Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)  Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(3)  Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

(4)  Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(5)  Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(6)  Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

Part I - 13

(7)  Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8)  Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(9)  Issue senior securities except with respect to any permissible borrowings.

(10)  Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

None of the Funds (other than the Multi-Cap Market Neutral Fund) may:

(1)  Purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities.

Non-Fundamental Investment Policies .

The following policy applies to the Equity Index Fund:

(1)  The Fund may not invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered issued or guaranteed by the United States, its agencies or instrumentalities for purposes of the 10% limitation.

None of the Funds may:

(1)  Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2)  Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME	FUND CODE
Disciplined Equity Fund	1
Diversified Fund	2
Dynamic Growth Fund	3
Dynamic Small Cap Growth Fund	4
Equity Income Fund	5
Equity Index Fund	6
Growth Advantage Fund	7
Growth and Income Fund	8
Intrepid America Fund	9
Intrepid Growth Fund	10
Intrepid Mid Cap Fund	1 1
Intrepid Multi Cap Fund	1 2
Intrepid Value Fund	1 3
Large Cap Growth Fund	1 4
Large Cap Value Fund	1 5
Market Expansion Index Fund	1 6
Mid Cap Equity Fund	1 7
Mid Cap Growth Fund	1 8

Part I - 14

FUND NAME	FUND CODE
Mid Cap Value Fund	19
Multi-Cap Market Neutral Fund	2 0
Small Cap Core Fund	2 1
Small Cap Equity Fund	2 2
Small Cap Growth Fund	2 3
Small Cap Value Fund	2 4
U.S Dynamic Plus Fund	25
U.S. Equity Fund	2 6
U.S. Large Cap Core Plus Fund	2 7
U.S. Large Cap Value Plus Fund	2 8
U.S. Research Equity Plus Fund	29
U.S. Small Company Fund	3 0
Value Advantage Fund	3 1
Value Discovery Fund	3 2

Instrument	Fund Codes	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.
	2-5, 7-1 4 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	3-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
	1-3 2	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.
	1-3 2	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. A Fund will sell only covered call and secured put options.
	1- 19 , 2 1 -3 2	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-3 2	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	3, 29 , 3 2	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-3 2	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-3 2	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-3 2	Convertible Securities

Part I - 15

Instrument	Fund Codes	Part II Section Reference
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-1 4 , 1 7 - 19 , 2 1 -2 6 , 29 -3 2	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
	2-5, 7-1 3 , 1 7 -1 8 , 2 1 -2 5 , 29 , 3 1 -3 2	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
	3, 29 , 3 2	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development.	1-5, 7-1 5 , 1 7 - 19 , 2 1 -3 2	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad - based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.
	1-3 2	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.
	2-5, 7-1 3 , 1 7 -2 6 , 29 , 3 1 -3 2	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.
	1-3 2	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s Adviser to be of comparable quality.
	2-5, 7-1 4 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-5, 7-1 5 , 1 7 -3 2	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-3 2	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
	1-3 2	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or governments, including governments in less developed countries.	2-5, 7-1 4 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Loan Assignments and Participations
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	1-3 2	Master Limited Partnerships

Part I - 16

Instrument	Fund Codes	Part II Section Reference
Mortgages (Directly Held): Debt instruments secured by real property.	3-5, 7-1 5 , 1 7 -2 7 , 29 , 3 1 -3 2	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.
	1-5, 7-1 5 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include , among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.
	2-5, 7-1 5 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1- 19 , 2 1 -3 2	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
	1- 19 , 2 1 -3 2	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-3 2	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
	1-3 2	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-3 2	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-3 2	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1- 19 , 2 1 -2 7 , 29 -3 2	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.
	1-5, 7-1 5 , 1 7 - 19 , 2 1 -3 2	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-2, 4-1 1 , 1 3 - 19 , 2 1 -2 4 , 2 6 , 3 0	Securities Lending
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
	2, 4, 7-1 0 , 1 2 -1 3 , 1 7 , 19 -2 2 , 2 5 , 2 7 -2 9 , 3 1 -3 2	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-3 2	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	2-5, 7-1 3 , 1 7 - 19 , 2 1 -2 7 , 29 , 3 1 -3 2	Foreign Investments (including Foreign Currencies)

Part I - 17

Instrument	Fund Codes	Part II Section Reference
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.
	1-5, 7-1 3 , 1 7 - 19 , 2 1 -2 7 , 3 0 -3 2	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument .
	3-5, 7- 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
	1- 19 , 2 1 -3 2	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
	3-5, 7-1 3 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest a portion of its total assets in cash and cash equivalents for temporary defensive purposes.	1-3 2	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
	1-3 2	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.
	1-2, 4-1 4 , 1 7 - 19 , 2 1 -2 7 , 29 , 3 1 -3 2	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.
	1-3 2	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book - Entry - Safekeeping (“CUBES”).
	1-3 2	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.
	1-5, 7-1 5 , 1 7 -25, 29 , 3 1 -3 2	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-3 2	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.
	2-5, 7-1 4 , 1 7 - 19 , 2 1 -2 5 , 29 , 3 1 -3 2	Debt Instruments

Part I - 18

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Foreign Investments

Except as noted below, investments in all types of foreign securities will not exceed 20% of the total assets of the Funds (except for the Diversified Fund). Investments in foreign securities shall not exceed 10% of the net assets of the Market Expansion Index Fund.

Limitations on the Use of Futures

In addition, none of the JPMT II Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund’s total assets. The Multi-Cap Market Neutral Fund is not permitted to use futures contracts.

Limitations on the Use of Options

Each JPMT II Fund will limit the writing of put and call options to 25% of its net assets. These Funds may enter into over-the-counter option transactions provided there exists an active over-the-counter market for such options that will establish their pricing and liquidity. Broker-dealers with whom a Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Index Investing by the Equity Index Fund and the Market Expansion Index Fund

Equity Index Fund. The Equity Index Fund attempts to track the performance of the S&P 500 Index (the “Index”) to achieve a correlation between the performance of the Fund and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund’s ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. “S&P 500” is a service mark of S&P.

The weights of stocks in the Index are based on each stock’s relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

The Adviser generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund’s assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

Market Expansion Index Fund. The Market Expansion Index Fund invests in stocks of medium-sized and small U.S. companies that are included in the Standard & Poor’s SmallCap 600 Index and the Standard & Poor’s MidCap 400 Index (the “Indices”) and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined Indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the Indices are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the Indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined Indices in order to closely replicate the performance of the combined Indices. The Fund will attempt to achieve a correlation between the performance of its portfolio

Part I - 19

and that of the combined Indices of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the combined Indices. The Fund’s ability to correlate its performance with the combined Indices, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of common stocks.

The Indices are determined, composed and calculated by S&P without regard to the Market Expansion Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Market Expansion Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Market Expansion Index Fund or as to the ability of the Indices to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein.

Limitations on Purchases of Securities. In addition to restrictions imposed on the index funds under the 1940 Act, the Adviser may be restricted from purchasing securities for the Equity Index Fund or the Market Expansion Index Fund due to various regulatory requirements applicable to such securities. Such regulatory requirements (e.g., regulations applicable to banking entities, insurance companies and public utility holdings companies) may limit the amount of securities that may be owned by accounts over which the Adviser or its affiliates have discretionary authority or control. As a result, there may be times when the Adviser is unable to purchase securities that would otherwise be purchased to replicate the applicable index.

Use of When-Issued Securities and Forward Commitments

No JPMT II Fund intends to purchase “when issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

Investments in Other J.P. Morgan Funds by JPMorgan Diversified Fund

The following is the list of J.P. Morgan Funds that the Adviser is currently targeting for actual or potential investment by the JPMorgan Diversified Fund:

Highbridge Statistical Market Neutral Fund
JPMorgan Asia Equity Fund
JPMorgan Disciplined Equity Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Growth Advantage Fund
JPMorgan High Yield Fund
JPMorgan International Opportunities Fund
JPMorgan International Realty Fund
JPMorgan International Value Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Realty Income Fund
JPMorgan Small Cap Core Fund
JPMorgan U.S. Dynamic Plus Fund
JPMorgan U.S. Real Estate Fund
JPMorgan Value Advantage Fund

The Fund may invest in other J.P. Morgan Funds in the future.

Part I - 20

QUALITY DESCRIPTION

The JPMT II Funds may purchase commercial paper consisting of issues rated at the time of purchase in the top two rating categories by at least one a nationally recognized statistical rating organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation ( S&P ) , Prime-2 or better by Moody’s Investor Services Inc. ( Moody’s ) , F-2 or better by Fitch Ratings ( Fitch ) or R-2 or better by Dominion Bond Rating Service (DBRS) ) or if unrated, determined by the Adviser to be of comparable quality.

At the time a JPMT I Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s or S&P and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time a JPMT I Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or S&P, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.

DIVERSIFICATION

JPMT I, JPMT II, JPMMFIT and JPMFMGM are each a registered open-end investment company. All of the Funds intend to meet the diversification requirement of the 1940 Act, except the following, which are non-diversified:

1.	the Dynamic Growth Fund and

2.	the Value Discovery Fund

For a more complete discussion , see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

	Fiscal Year Ended June 30,
FUNDS	200 9	20 10
Disciplined Equity Fund	92%	169	% (1)
Diversified Fund	165%	70	%(2)
Dynamic Growth Fund	73%	39%
Dynamic Small Cap Growth Fund	83%	120	%(3)
Equity Income Fund	54%	43%
Equity Index Fund	18%	8%
Growth Advantage Fund	119%	102%
Growth and Income Fund	52%	41%
Intrepid America Fund	125%	108%
Intrepid Growth Fund	121%	118%
Intrepid Mid Cap Fund	64%	65%
Intrepid Multi Cap Fund	105%	145%
Intrepid Value Fund	107%	113%
Large Cap Growth Fund	124%	61	%(4)

Part I - 21

	Fiscal Year Ended June 30,
FUNDS	2009	2010
Large Cap Value Fund	108%	86%
Market Expansion Index Fund	70%	61%
Mid Cap Equity Fund	107%	56	% (5)
Mid Cap Growth Fund	96%	82%
Mid Cap Value Fund	47%	34%
Multi-Cap Market Neutral Fund *	350%	348%
Small Cap Core Fund	42%	40%
Small Cap Equity Fund	45%	44%
Small Cap Growth Fund	83%	83%
Small Cap Value Fund	33%	50%
U.S. Dynamic Plus Fund*	678%	925	%(6)
U.S. Equity Fund	101%	84%
U.S. Large Cap Core Plus Fund *	153%	150%
U.S. Large Cap Value Plus Fund *	161%	110%
U.S. Research Equity Plus Fund *	N/A **	80%
U.S. Small Company Fund	52%	56%
Value Advantage Fund	70%	45%
Value Discovery Fund	85%	60%

*	The portfolio turnover rate presented includes short sales.

**	The Fund commenced operations on 4/1/10.

(1)	The Fund’s higher portfolio turnover rate during the fiscal year ended 6/30/10 was the result of the addition of a third portfolio manager to the team who sought to capitalize on investment opportunities that he viewed as attractive. Increasing market volatility in the securities in which the Fund invests in the second quarter of 2010 for the types of securities in which the Fund invests also contributed to the Fund’s higher turnover.

(2)	The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 reflects what is expected to be the normal portfolio turnover rate after a transition in the bond portion of the portfolio.

(3)	The Fund’s higher portfolio turnover rate during the fiscal year ended 6/30/10 is attributed to a decision made by portfolio management to increase the number of holdings in the Fund to allow more flexibility in portfolio construction.

(4)	The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 reflects a return to a more expected turnover rate normal range as market volatility for the types of securities in which the Fund invests decreased from higher levels experienced from mid 2008 through mid 2009.

(5)	The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 is due to a reduction in equity market volatility in the securities in which the Fund invests which led to less trading activity.

(6)	The Fund’s higher portfolio turnover rate during the fiscal year ended 6/30/10 is a result of higher than normal market volatility in the securities in which the Fund invests, as well as multiple changes in market leadership.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment s Committee.

The Audit and Valuation Committee met 4 times during the fiscal year ended June 30, 20 10 . The Compliance Committee met 4 times during the fiscal year ended June 30, 20 10 . The Governance Committee met 5 times during the fiscal year ended June 30, 20 10 . The Investment s Committee met 5 times during the fiscal year ended June 30, 20 10 . For a more complete discussion, see the “Trustees” Section in Part II of this SAI.

Part I - 22

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009 :

Name of Trustee	Ownership of Disciplined Equity Fund	Ownership of Diversified Fund	Ownership of Dynamic Growth Fund	Ownership of Dynamic Small Cap Growth Fund	Ownership of Equity Income Fund	Ownership of Equity Index Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	None	None	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None	None	None
Robert J Higgins	None	None	None	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None	None
William G. Morton, Jr.	None	None	None	None	None	None
Robert A. Oden, Jr.	None	None	None	None	None	$50,001– $100,000
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	$10,001– $50,000
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	None	None	None

Name of Trustee	Ownership of Growth Advantage Fund	Ownership of Growth and Income Fund	Ownership of Intrepid America Fund	Ownership of Intrepid Growth Fund	Ownership of Intrepid Mid Cap Fund	Ownership of Intrepid Multi Cap Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	None	None	None	Over $100,000	None	None
Dr. Matthew Goldstein	None	None	$10,001– $50,000	$50,001– $100,000	None	None
Robert J. Higgins	None	None	Over $100,000	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	Over $100,000	None	Over $100,000	None
William G. Morton, Jr.	None	None	None	$50,001– $100,000	None	None
Robert A. Oden, Jr.	None	None	None	None	None	None
Fergus Reid, III	None	$1–$10,000	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	$50,001– $100,000	None	None

Part I - 23

Name of Trustee	Ownership of Intrepid Value Fund	Ownership of Large Cap Growth Fund	Ownership of Large Cap Value Fund	Ownership of Market Expansion Index Fund	Ownership of Mid Cap Equity Fund	Ownership of Mid Cap Growth Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	Over $100,000	None	None	None	None	None
Dr. Matthew Goldstein	$10,001– $50,000	None	None	None	None	None
Robert J. Higgins	None	None	None	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None	None
William G. Morton, Jr.	None	None	None	None	None	None
Robert A. Oden, Jr.	None	$50,001– $100,000	None	None	None	None
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	$1–$10,000	None	None	None	None	$50,001– $100,000

Name of Trustee	Ownership of Mid Cap Value Fund	Ownership of Multi- Cap Market Neutral Fund	Ownership of Small Cap Core Fund	Ownership of Small Cap Equity Fund	Ownership of Small Cap Growth Fund	Ownership of Small Cap Value Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	None	None	None	None	None	None
Dr. Matthew Goldstein	$50,001– $100,000	$10,001– $50,000	None	$10,001– $50,000	None	None
Robert J Higgins	$50,001– 100,000	None	None	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	Over $100,000	None	None	None	Over $100,000	Over $100,000
William G. Morton, Jr.	None	None	None	None	None	None
Robert A. Oden, Jr.	None	None	None	None	None	None
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	$50,001– 100,000	None	None	$50,001– $100,000	None	None

Part I - 24

Name of Trustee	Ownership of U.S. Dynamic Plus Fund	Ownership of U.S. Equity Fund	Ownership of U.S. Large Cap Core Plus Fund	Ownership of U.S. Large Cap Value Plus Fund	Ownership of U.S. Research Equity Plus Fund (3)	Ownership of U.S. Small Company Fund
Independent Trustees
William J. Armstrong	None	None	$10,001– $50,000	None	None	None
John F. Finn	None	None	Over $100,000	None	None	None
Dr. Matthew Goldstein	None	None	None	None	None	None
Robert J. Higgins	None	$50,001– $100,000	$50,001– $100,000	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None	None
William G. Morton, Jr.	None	None	$50,001– $100,000	None	None	None
Robert A. Oden, Jr.	None	None	None	None	None	None
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	None	None	None

Name of Trustee	Ownership of Value Advantage Fund	Ownership of Value Discovery Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	None	Over $100,000
John F. Finn	None	None	Over $100,000
Dr. Matthew Goldstein	None	None	Over $100,000
Robert J. Higgins	None	None	Over $100,000
Peter C. Marshall	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
William G. Morton, Jr.	None	None	Over $100,000
Robert A. Oden, Jr.	None	None	Over $100,000
Fergus Reid, III	None	None	Over $100,000
Frederick W. Ruebeck	None	None	Over $100,000
James J. Schonbachler	None	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	None	Over $100,000
Leonard M. Spalding, Jr.	$50,001– $100,000	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies ( 1 41 Funds ) .

(2)	For Ms. McCoy and M essrs . Finn, Higgins, Marshall, Oden and Spalding, th ese amount s include deferred compensation balances, as of December 31, 200 9 through participation in the J.P. Morgan Funds ’ Deferred Compensation Plan for Eligible Trustees . For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

(3)	U.S. Research Equity Plus Fund had not commenced operations as of 12/31/09.

As of December 31, 200 9 , none of the independent Trustees or their immediate family members owned securities of the Advisers or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisers or JPMDS.

Part I - 25

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $2 5 0,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $ 225 ,000 and the Vice Chairman $ 75 ,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $ 50 ,000 and $3 7 , 5 00 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 200 9 , is set forth below:

	Independent Trustees
FUNDS	William J. Armstrong	John F. Finn		Dr. Matthew Goldstein	Robert J. Higgins		Peter C. Marshall	Marilyn McCoy
Disciplined Equity Fund	$103	$86		$109	$109		$112	$103
Diversified Fund	184	154		196	196		200	184
Dynamic Growth Fund	1	1		1	1		1	1
Dynamic Small Cap Growth Fund	80	67		85	85		87	80
Equity Income Fund	86	71		93	93		93	86
Equity Index Fund	843	703		873	873		913	843
Growth Advantage Fund	278	232		275	275		302	278
Growth and Income Fund	158	132		172	172		171	158
Intrepid America Fund	1,025	854		1,156	1,156		1,110	1,025
Intrepid Growth Fund	422	352		526	526		457	422
Intrepid Mid Cap Fund	216	180		242	242		234	216
Intrepid Multi Cap Fund	6	5		7	7		7	6
Intrepid Value Fund	140	117		151	151		152	140
Large Cap Growth Fund	310	258		334	334		335	310
Large Cap Value Fund	223	186		239	239		242	223
Market Expansion Index Fund	316	263		327	327		342	316
Mid Cap Equity Fund	108	90		109	109		117	108
Mid Cap Growth Fund	450	375		480	480		488	450
Mid Cap Value Fund	2,349	1,958		2,517	2,517		2,545	2,349
Multi-Cap Market Neutral Fund	416	347		447	447		451	416
Small Cap Core Fund	203	170		224	224		220	203
Small Cap Equity Fund	625	521		635	635		677	625
Small Cap Growth Fund	173	144		188	188		188	173
Small Cap Value Fund	221	184		243	243		239	221
U.S. Dynamic Plus Fund	41	34		42	42		45	41
U.S. Equity Fund	864	720		860	860		936	864
U.S. Large Cap Core Plus Fund	2,048	1,707		2,038	2,038		2,219	2,048
U.S. Large Cap Value Plus Fund	24	20		23	23		26	24
U.S. Research Equity Plus Fundˆˆˆˆ	N/A	N/A		N/A	N/A		N/A	N/A
U.S. Small Company Fund	19	15		20	20		20	19
Value Advantage Fund	186	155		194	194		201	186
Value Discovery Fund	1	1		1	1		1	1
Pension or Retirement Benefits as Accrued as Part of Fund Expenses	N/A	N/A		N/A	N/A		N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A		N/A	N/A		N/A	N/A
Total Compensation Paid from “Fund Complex” (1)	$264,000	$0	ˆ	$253,000	$0	ˆˆ	$286,000	$264,000

Part I - 26

	Independent Trustees						Interested Trustees
FUNDS	William G. Morton, Jr.	Robert A. Oden, Jr.		Fergus Reid, III	Frederick W. Ruebeck	James J. Schonbachler	Frankie D. Hughes	Leonard M. Spalding, Jr.
Disciplined Equity Fund	$86	$86		$179	$109	$86	$86	$103
Diversified Fund	154	154		324	196	154	154	184
Dynamic Growth Fund	1	1		2	1	1	1	1
Dynamic Small Cap Growth Fund	67	67		140	85	67	67	80
Equity Income Fund	71	71		154	93	71	71	86
Equity Index Fund	703	703		1,442	873	703	703	843
Growth Advantage Fund	232	232		455	275	232	232	278
Growth and Income Fund	132	132		284	172	132	132	158
Intrepid America Fund	854	854		1,910	1,156	854	854	1,025
Intrepid Growth Fund	352	352		868	526	352	352	422
Intrepid Mid Cap Fund	180	180		400	242	180	180	216
Intrepid Multi Cap Fund	5	5		12	7	5	5	6
Intrepid Value Fund	117	117		249	151	117	117	140
Large Cap Growth Fund	258	258		552	334	258	258	310
Large Cap Value Fund	186	186		396	239	186	186	223
Market Expansion Index Fund	263	263		540	327	263	263	316
Mid Cap Equity Fund	90	90		181	109	90	90	108
Mid Cap Growth Fund	375	375		793	480	375	375	450
Mid Cap Value Fund	1,958	1,958		4,158	2,517	1,958	1,958	2,349
Multi-Cap Market Neutral Fund	347	347		739	447	347	347	416
Small Cap Core Fund	170	170		369	224	170	170	203
Small Cap Equity Fund	521	521		1,049	635	521	521	625
Small Cap Growth Fund	144	144		310	188	144	144	173
Small Cap Value Fund	184	184		401	243	184	184	221
U.S. Dynamic Plus Fund	34	34		69	42	34	34	41
U.S. Equity Fund	720	720		1,421	860	720	720	864
U.S. Large Cap Core Plus Fund	1,707	1,707		3,367	2,038	1,707	1,707	2,048
U.S. Large Cap Value Plus Fund	20	20		38	23	20	20	24
U.S. Research Equity Plus Fund ˆˆˆˆ	N/A	N/A		N/A	N/A	N/A	N/A	N/A
U.S. Small Company Fund	15	15		33	20	15	15	19
Value Advantage Fund	155	155		320	194	155	155	186
Value Discovery Fund	1	1		2	1	1	1	1
Pension or Retirement Benefits as Accrued as Part of Fund Expenses	N/A	N/A		N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A		N/A	N/A	N/A	N/A	N/A
Total Compensation Paid from “Fund Complex”(1)	$220,000	$154,000	ˆˆˆ	$418,000	$253,000	$220,000	$220 ,000	$264,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies ( 1 41 Funds ) .

ˆ	Does not include $220,000 of Deferred Compensation.

ˆˆ	Does not include $253,000 of Deferred Compensation.

ˆˆˆ	Does not include $66,000 of Deferred Compensation.

ˆˆˆˆ	U.S. Research Equity Plus Fund commenced operations as of 4/1/10. Therefore, the Trustees received no compensation from the Fund as of 12/31/09.

Part I - 27

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal years ended June 30, 200 8 , 200 9 and 20 10 , the JPMT II Funds paid the following investment advisory fees and waived investment advisory fees as follows (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands) Up until January 1, 2010, these fees were paid to JPMIA; beginning January 1, 2010, the fees were paid to JPMIM.

ADVISORY FEES
(in 000’s)

	Fiscal Year Ended June 30,
	200 8		200 9		20 10 *
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Equity Income Fund	$1,105	$—	$569	$(25)	$691	$	(5)
Equity Index Fund	1,001	(4,003)	385	(3,394)	723		(3,471)
Intrepid Mid Cap Fund	5,426	—	2,195	(521)	2,643		(13)
Large Cap Growth Fund	4,981	—	2,593	(392)	2,819		(119)
Large Cap Value Fund	2,794	—	1,660	—	1,853		(8)
Market Expansion Index Fund	1,647	—	1,192	—	2,059		(29)
Mid Cap Growth Fund	7,967	—	3,517	(588)	8,858		(41)
Multi-Cap Market Neutral Fund	17,193	(2,287)	9,024	(1,246)	6,895		(949)
Small Cap Growth Fund	3,501	(19)	1,596	(444)	2,505		(143)
Small Cap Value Fund	4,971	(27)	2,232	(577)	2,362		(484)

*	Effective 1/1/10, the investment advisory business of JPMIA was transferred to JPMIM, and JPMIM became the investment adviser for the Funds.

The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/200 8		6/30/200 9		6/30/20 10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund	$586	$(68)	$378	$(48)	$466	($109)
Diversified Fund	2,147	(805)	1,089	(817)	703	(1,333)
Dynamic Growth Fund[1]	—	(10)	—	(12)	—	(14)
Dynamic Small Cap Growth Fund	751	(683)	245	(689)	900	(308)
Growth Advantage Fund	1,697	(37)	2,489	(196)	5,053	(25)
Growth and Income Fund	2,119	—	1,220	—	1,195	(6)
Intrepid America Fund	30,549	—	14,358	—	10,907	(46)
Intrepid Growth Fund	15,617	—	7,230	(229)	4,164	(18)
Intrepid Multi Cap Fund	143	(66)	10	(77)	—	(76)
Intrepid Value Fund	2,572	(247)	1,254	(417)	1,292	(569)
Mid Cap Equity Fund	1,456	—	1,076	(48)	2,245	(21)
Mid Cap Value Fund	38,178	(8,598)	22,353	(5,049)	28,382	(5,008)
Small Cap Core Fund	4,912	(20)	2,508	(50)	2,821	(142)
Small Cap Equity Fund	7,129	(1,368)	5,077	(1,328)	9,313	(1,405)
U.S. Dynamic Plus Fund	648	(159)	560	(124)	1,361	(463)
U.S. Equity Fund	6,051	—	5,446	—	8,573	(67)
U.S. Large Cap Core Plus Fund	17,570	(8,309)	22,284	(9,014)	42,668	(8,951)
U.S. Large Cap Value Plus Fund[1]	—	(19)	53	(71)	906	(701)
U.S. Research Equity Plus Fund [2]	N/A	N/A	N/A	N/A	—	(23)

Part I - 28

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
U.S. Small Company Fund	$283	$(149)	$96	$(119)	$78	$(143)
Value Advantage Fund	2,511	(531)	1,465	(557)	2,597	(283)
Value Discovery Fund[3]	—	(13)	—	(12)	—	(15)

1	The Fund commenced operations on 11/30/07.

2	The Fund commenced operations on 4 / 1 / 10 .

3	The Fund commenced operations on 9 /28 /07 .

For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 20 10 :

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )
Disciplined Equity Fund
Terance Chen	3	1,223,218	1	91,400	3	253,239
Raffaele Zingone	1	115,046	2	318,936	7	2,691,832
Scott Blasdell	2	133,449	3	622,434	1	191,173
Diversified Fund
Patrik Jakobson	11	2,205,735	2	550,800	14	2,615,095
Michael Fredericks	2	336,440	0	0	2	101,305
Michael Schoenhaut	11	2,205,735	3	253,635	0	0
Christopher Blum	18		3		6
Thomas Luddy	8	8,074,038	5	1,239,705	51	4,340,508
Scott Grimshaw	4	2,414,569	0	0	3 0	3,192,054
Jeroen Huysinga	5	835,817	4	2,924,821	9	1,316,434
Dynamic Growth Fund
Christopher Jones	11	5,620,876	1	143,281	2	28,443
Greg Luttrell	0	0	2	105,516	0	0
Dynamic Small Cap Growth Fund
Eytan Shapiro	2	466,948	4	142,473	2	152,367
Christopher Jones	11	5,450,999	1	143,281	2	28,443
Equity Income Fund
Jonathan Simon	10	7,350,769	6	1,325,891	29	1,822,935
Clare Hart	3	2,861,840	2	259,847	3	119,040
Equity Index Fund
Bala Iyer	9	8,593,792	4	801,911	12	951,063
Michael Loeffler	8	8,017,807	2	660,927	11	868,071
Growth Advantage Fund
Christopher Jones	11	4,820,081	1	143,281	2	28,443
Timothy Parton	6	1,925,661	1	261,554	4	134,840
Growth and Income Fund
Jonathan Simon	10	7,255,722	6	1,325,891	29	1,822,935
Clare Hart	3	2,766,793	2	259,847	3	119,040
Intrepid America Fund

Part I - 29

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Christopher Blum	17	3,280,168	3	334,735	6	224,457
Jason Alonzo	6	933,992	8	1,427,499	7	344,123
Intrepid Growth Fund
Christopher Blum	17	4,157,571	3	334,735	6	224,457
Jason Alonzo	6	1,811,395	8	1,427,499	7	344,123
Intrepid Mid Cap Fund
Christopher Blum	1 7	4,346,249	3	334,735	6	224,457
Dennis Ruhl	12	1,894,780	3	334,735	6	224,457
Intrepid Multi Cap Fund
Christopher Blum	17	4,692,110	3	334,735	6	224,457
Jason Alonzo	6	2,345,934	8	1,427,499	7	344,123
Intrepid Value Fund
Christopher Blum	17	4,434,057	3	334,735	6	224,457
Jason Alonzo	6	2,087,881	8	1,427,499	7	344,123
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Christopher Jones	11	5,109,348	1	143,281	2	28,443
Large Cap Value Fund
Alan Gutmann	4	1,153,356	2	200,305	2	38,759
Kelly Miller	3	1,153,356	2	200,305	2	38,759
Market Expansion Index Fund
Bala Iyer	9	9,296,991	4	801,911	12	951,063
Michael Loeffler	8	8,721,006	2	660,927	11	868,071
Mid Cap Equity Fund
Jonathan Simon	10	7,305,357	6	1,325,891	29	1,822,935
Christopher Jones	11	5,386,285	1	143,281	2	28,443
Timothy Parton	6	2,491,865	1	261,554	4	134,840
Mid Cap Growth Fund
Christopher Jones	11	4,331,740	1	143,281	2	28,443
Timothy Parton	6	1,437,320	1	261,554	4	134,840
Mid Cap Value Fund
Jonathan Simon	10	2,419,708	6	1,325,891	29	1,822,935
Lawrence Playford	7	1,933,267	2	290,007	26	1,703,895
Gloria Fu	7	1,933,267	2	290,007	26	1,703,895
Multi-Cap Market Neutral Fund
Bala Iyer	9	9,572,139	4	801,911	12	951,063
Small Cap Core Fund
Christopher Blum	17	4,211,985	3	334,735	6	224,457
Dennis Ruhl	12	1,760,516	3	337,735	6	224,457
Phillip Hart	0	0	0	0	0	0
Small Cap Equity Fund
Glenn Gawronski	1	155,430	3	252,130	1	24,996
Don San Jose	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	2	220,995	4	142,473	2	152,367
Christopher Jones	11	5,205,046	1	143,281	2	28,443
Small Cap Value Fund

Part I - 30

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Christopher Blum	17	4,275,030	3	334,735	6	224,457
Dennis Ruhl	12	1,823,560	3	334,735	6	224,457
Phillip Hart	0	0	0	0	0	0
U.S Dynamic Plus Fund
Christopher Blum	17	4,498,696	3	334,735	6	224,457
Michael Rosen	0	0	4	1,059,027	0	0
U.S. Equity Fund
Thomas Luddy	8	6,561,216	5	1,239,705	51	4,340,508
Susan Bao	5	1,618,111	2	821,729	18	4,255,838
Helge Skibeli	1	23,295	2	681,287	7	506,865
Giri Devulapally	1	513,886	0	0	0	0
Alan Gutman	4	1,603,098	2	200,305	2	38,759
U.S. Large Cap Core Plus Fund
Thomas Luddy	8	2,884,555	5	1,239,705	51	4,340,508
Susan Bao	6	1,676,601	2	821,729	1 8	4,255,838
U.S. Large Cap Value Plus Fund
Alan Gutmann	4	1,376,387	2	200,305	2	38,759
Kelly Miller	3	1,376,387	2	200,305	2	38,759
U.S. Research Equity Plus Fund
Terance Chen	3	1,449,081	1	91,400	3	253,239
U.S. Small Company Fund
Christopher Blum	17	4,666,727	3	334,735	6	224,457
Dennis Ruhl	12	2,215,257	3	334,735	6	224,457
Phillip Hart	0	0	0	0	0	0
Value Advantage Fund
Jonathan Simon	10	7,047,775	6	1,325,891	29	1,822,935
Lawrence Playford	7	6,561,334	2	290,007	26	1,703,895
Gloria Fu	7	6,561,334	2	290,007	26	1,703,895
Value Discovery Fund
Brian Green	0	0	1	367,545	5	26,088

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2009.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )	Number of Accounts	Total Assets ($ thousands )
Disciplined Equity Fund
Terance Chen	0	0	0	0	2	386,499
Raffaele Zingone	0	0	0	0	2	4,181,631
Scott Blasdell	0	0	0	0	4	2,715,619
Diversified Fund
Patrik Jakobson	0	0	0	0	3	1,703,940
Michael Fredericks	0	0	0	0	0	0

Part I - 31

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Michael Schoenhaut	0	0	0	0	0	0
Christopher Blum	0	0	0	0	0	0
Thomas Luddy	0	0	3	5,436,357	2	844,217
Scott Grimshaw	0	0	0	0	0	0
Jeroen Huysinga	0	0	0	0	4	159,310
Dynamic Growth Fund
Christopher Jones	0	0	1	72,119	0	0
Greg Luttrell	0	0	0	0	0	0
Dynamic Small Cap Growth Fund
Eytan Shapiro	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Equity Income Fund
Jonathan Simon	0	0	0	0	0	0
Clare Hart	0	0	0	0	0	0
Equity Index Fund
Bala Iyer	0	0	2	413,382	0	0
Michael Loeffler	0	0	1	403,606	0	0
Growth Advantage Fund
Christopher Jones	0	0	1	72,119	0	0
Timothy Parton	0	0	0	0	0	0
Growth and Income Fund
Jonathan Simon	0	0	0	0	0	0
Clare Hart	0	0	0	0	0	0
Intrepid America Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Growth Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Mid Cap Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Intrepid Multi Cap Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Value Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Large Cap Value Fund
Alan Gutmann	0	0	0	0	0	0
Kelly Miller	0	0	0	0	0	0
Market Expansion Index Fund

Part I - 32

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Bala Iyer	0	0	2	413,382	0	0
Michael Loeffler	0	0	1	403,606	0	0
Mid Cap Equity Fund
Jonathan Simon	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Timothy Parton	0	0	0	0	0	0
Mid Cap Growth Fund
Christopher Jones	0	0	1	72,119	0	0
Timothy Parton	0	0	0	0	0	0
Mid Cap Value Fund
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0
Gloria Fu	0	0	0	0	0	0
Multi-Cap Market Neutral Fund
Bala Iyer	0	0	2	413,382	0	0
Small Cap Core Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Phil lip Hart	0	0	0	0	0	0
Small Cap Equity Fund
Glenn Gawronski	0	0	0	0	0	0
Don San Jose	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Small Cap Value Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
U.S. Dynamic Plus Fund
Christopher Blum	0	0	0	0	0	0
Michael Rosen	0	0	0	0	0	0
U.S. Equity Fund
Thomas Luddy	0	0	3	5,436,357	2	844,217
Susan Bao	1	5,253,753	2	4,733,960	1	585,070
Helge Skibeli	0	0	0	0	2	289,322
Giri Devulapally	0	0	0	0	0	0
Alan Gutman	0	0	0	0	0	0
U.S. Large Cap Core Plus Fund
Thomas Luddy	0	0	3	5,436,357	2	844,217
Susan Bao	1	5,253,753	2	4,733,960	1	585,070
U.S. Large Cap Value Plus Fund
Alan Gutmann	0	0	0	0	0	0
Kelly Miller	0	0	0	0	0	0
U.S. Research Equity Plus Fund

Part I - 33

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Terance Chen	0	0	0	0	2	386,499
U.S. Small Company Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
Value Advantage Fund
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0
Gloria Fu	0	0	0	0	0	0
Value Discovery Fund
Brian Green	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 20 10 .

Aggregate Dollar Range of Securities in the Fund
	None	$1–$10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Disciplined Equity Fund
Terance Chen	X
Raffaele Zingone					X
Scott Blasdell	X
Diversified Fund
Patrik Jakobson			X
Michael Fredericks	X
Michael Schoenhaut			X
Christopher Blum	X
Thomas Luddy	X
Scott Grimshaw	X
Jeroen Huysinga	X
Dynamic Growth Fund
Christopher Jones	X
Greg Luttrell	X
Dynamic Small Cap Growth Fund
Eytan Shapiro			X
Christopher Jones			X
Equity Income Fund
Jonathan Simon					X
Clare Hart			X
Equity Index Fund
Bala Iyer						X
Michael Loeffler		X
Growth Advantage Fund
Timothy Parton					X
Christopher Jones						X
Growth and Income Fund

Part I - 34

Aggregate Dollar Range of Securities in the Fund
	None	$1–$10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Jonathan Simon	X
Clare Hart		X
Intrepid America Fund
Christopher Blum			X
Jason Alonzo	X
Intrepid Growth Fund
Christopher Blum	X
Jason Alonzo	X
Intrepid Mid Cap Fund
Christopher Blum				X
Dennis S. Ruhl	X
Intrepid Multi Cap Fund
Christopher Blum	X
Jason Alonzo	X
Intrepid Value Fund
Christopher Blum			X
Jason Alonzo	X
Large Cap Growth Fund
Giri Devulapally						X
Christopher Jones					X
Large Cap Value Fund
Alan Gutmann	X
Kelly Miller	X
Market Expansion Index Fund
Bala Iyer			X
Michael Loeffler		X
Mid Cap Equity Fund
Jonathan Simon	X
Christopher Jones				X
Timothy Parton				X
Mid Cap Growth Fund
Christopher Jones					X
Timothy Parton					X
Mid Cap Value Fund
Jonathan Simon							X
Larry Playford					X
Gloria Fu			X
Multi-Cap Market Neutral Fund
Bala Iyer					X
Small Cap Core Fund
Christopher Blum		X
Dennis Ruhl			X
Phillip Hart		X
Small Cap Equity Fund
Glenn Gawronski						X
Don San Jose					X
Small Cap Growth Fund
Eytan Shapiro					X
Christopher Jones			X

Part I - 35

Aggregate Dollar Range of Securities in the Fund
	None	$1–$10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Small Cap Value Fund
Christopher Blum			X
Dennis Ruhl			X
Phillip Hart		X
U.S. Dynamic Plus Fund
Christopher Blum	X
Michael Rosen					X
U.S. Equity Fund
Thomas Luddy					X
Susan Bao			X
Helge Skibeli					X
Giri Devulapally	X
Alan Gutman	X
U.S. Large Cap Core Plus Fund
Thomas Luddy							X
Susan Bao			X
U.S. Large Cap Value Plus Fund
Alan Gutmann					X
Kelly Miller					X
U.S. Research Equity Plus Fund
Terance Chen			X
U.S. Small Company Fund
Christopher Blum				X
Dennis Ruhl			X
Phillip Hart		X
Value Advantage Fund
Jonathan Simon							X
Lawrence Playford			X
Gloria Fu			X
Value Discovery Fund
Brian Green	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The tables below set forth the administration and administrative services fees paid or accrued by the Funds to JPMorgan Funds Management Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	06/30/200 8		06/30/200 9		06/30/20 10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund	$141	$(120)	$12	$(170)	$103	$	(117)
Diversified Fund	420	(115)	200	(174)	352		—
Dynamic Growth Fund[1]	—	(2)	—	(2)	—		(2)
Dynamic Small Cap Growth Fund	154	(66)	54	(99)	122		(55)
Equity Income Fund	272	(3)	123	(36)	166		—
Equity Index Fund	711	(1,285)	186	(1,431)	669		(933)

Part I - 36

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	06/30/2008		06/30/2009		06/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Growth Advantage Fund	265	(4)	441	—	744	—
Growth and Income Fund	528	—	310	(15)	287	—
Intrepid America Fund	3,773	(901)	1,936	(414)	1,599	(13)
Intrepid Growth Fund	1,665	(732)	818	(395)	341	(275)
Intrepid Mid Cap Fund	512	(319)	139	(306)	385	(6)
Intrepid Multi Cap Fund	16	(16)	2	(12)	—	(11)
Intrepid Value Fund	183	(249)	54	(221)	35	(239)
Large Cap Growth Fund	976	(17)	455	(181)	475	(87)
Large Cap Value Fund	691	(5)	443	—	444	—
Market Expansion Index Fund	657	—	476	(33)	796	—
Mid Cap Equity Fund	194	(29)	104	(81)	252	(78)
Mid Cap Growth Fund	1,185	(35)	251	(421)	957	(350)
Mid Cap Value Fund	4,092	(3,074)	2,228	(2,271)	2,152	(2,749)
Multi-Cap Market Neutral Fund	1,199	(350)	483	(395)	302	(299)
Small Cap Core Fund	640	(114)	268	(151)	391	(43)
Small Cap Equity Fund	636	(666)	985	(69)	1,565	(5)
Small Cap Growth Fund	378	(161)	86	(248)	162	(226)
Small Cap Value Fund	434	(332)	231	(229)	360	(58)
U.S. Dynamic Plus Fund	54	(10)	32	(27)	75	(63)
U.S. Equity Fund	1,459	(50)	938	(522)	2,019	(36)
U.S. Large Cap Core Plus Fund	2,242	(355)	2,021	(1,331)	2,426	(2,435)
U.S. Large Cap Value Plus Fund[1]	—	(2)	2	(11)	83	(69)
U.S. Research Equity Plus Fund[2]	N/A	N/A	N/A	N/A	—	(2)
U.S. Small Company Fund	39	(33)	28	(10)	30	(5)
Value Advantage Fund	194	(272)	104	(228)	94	(328)
Value Discovery Fund[3]	—	(2)	—	(2)	—	(2)

1	The Fund commenced operations on 11/30/07

2	The Fund commenced operations on 4/1/10.

3	The Fund commenced operations on 9/28/07 .

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 20 10 .

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Disciplined Equity Fund	$1,135	$—	$—	$3,356
Diversified Fund	8,780	7,141	643	423,441
Dynamic Growth Fund	—	—	—	783
Dynamic Small Cap Growth Fund	3,892	2,335	547	594,710
Equity Income Fund	23,488	12,877	129	292,043
Equity Index Fund	38,938	48,250	559	1,943,932
Growth Advantage Fund	33,608	7,578	195	370,130
Growth and Income Fund	15,219	7,202	4,039	789,842
Intrepid America Fund	6,000	821	—	242,741
Intrepid Growth Fund	8,519	1,354	10	298,730
Intrepid Mid Cap Fund	74,530	25,715	1,413	581,028
Intrepid Multi Cap Fund	3,041	494	—	39,924
Intrepid Value Fund	9,502	2,600	57	505,281
Large Cap Growth Fund	18,187	24,507	400	709,948
Large Cap Value Fund	9,418	5,033	380	109,478

Part I - 37

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Market Expansion Index Fund	12,783	7,969	193	295,686
Mid Cap Equity Fund	554	—	200	834
Mid Cap Growth Fund	16,225	30,483	6,340	1,928,081
Mid Cap Value Fund	42,120	160,020	748	7,920,109
Multi-Cap Market Neutral Fund	4,074	36,239	—	673,810
Small Cap Core Fund	—	—	—	—
Small Cap Equity Fund	6,057	20,021	105	1,643,019
Small Cap Growth Fund	31,405	11,766	1,583	542,714
Small Cap Value Fund	71,702	12,513	1,230	625,881
U.S. Dynamic Plus Fund	1,042	260	—	61,796
U.S. Equity Fund	149,209	12,244	572	630,633
U.S. Large Cap Core Plus Fund	172,985	41,212	2,373	1,562,405
U.S. Large Cap Value Plus Fund	1,456	—	200	8,081
U.S. Research Equity Plus Fund [1]	—	—	—	171
U.S. Small Company Fund	880	264	—	3,359
Value Advantage Fund	27,410	11,059	70	1,219,852
Value Discovery Fund	—	—	—	747

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
1	The Fund commenced operations on 4 / 1 /10.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated:

Fund	Fiscal Year Ended 6/30/200 8	Fiscal Year Ended 6/30/200 9	Fiscal Year Ended 6/30/20 10
Disciplined Equity Fund	$1,272	$242	$1,135
Diversified Fund	6,536	2,977	8,780
Dynamic Growth Fund[1]	—	—	—
Dynamic Small Cap Growth Fund	3,191	708	3,892
Equity Income Fund	15,232	4,485	23,488
Equity Index Fund	157,127	39,443	38,938
Growth Advantage Fund	39,746	9,525	33,608
Growth and Income Fund	16,397	4,075	15,219
Intrepid America Fund	63,224	8,644	6,000
Intrepid Growth Fund	38,144	4,379	8,519
Intrepid Mid Cap Fund	118,913	27,373	74,530
Intrepid Multi Cap Fund	8,616	1,211	3,041
Intrepid Value Fund	34,846	12,646	9,502
Large Cap Growth Fund	24,552	7,246	18,187
Large Cap Value Fund	7,166	3,281	9,418
Market Expansion Index Fund	8,094	4,628	12,783
Mid Cap Equity Fund	—	—	554
Mid Cap Growth Fund	18,032	4,060	16,225
Mid Cap Value Fund	12,655	7,050	42,120
Multi-Cap Market Neutral Fund	4,905	3,945	4,074
Small Cap Core Fund	—	—	—
Small Cap Equity Fund	12,139	2,198	6,057
Small Cap Growth Fund	21,941	6,053	31,405
Small Cap Value Fund	75,229	24,407	71,702
U.S. Dynamic Plus Fund	831	155	1,042
U.S. Equity Fund	10,087	31,913	149,209
U.S. Large Cap Core Plus Fund	70,247	15,619	172,985

Part I - 38

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010
U.S. Large Cap Value Plus Fund[1]	68	137	1,456
U.S. Research Equity Plus Fund[2]	N/A	N/A	—
U.S Small Company Fund	—	—	880
Value Advantage Fund	50,406	7,343	27,410
Value Discovery Fund[3]	—	—	—

1	The Fund commenced operations on 11/30/07 .
2	The Fund commenced operations on 4 / 1 / 10 .
3	The Fund commenced operations on 9 /28 /07 .

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended June 30, 20 10 was $ 792,163 .

For more information on JPMDS , see the “Distributor” section in Part II of this SAI.

Distribution Fees

The tables below set forth the Rule 12b-1 fees that the Funds paid to or that were accrued by JPMDS with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/ 2008		6/30/ 2009		6/30/20 10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund
Class A Shares	$4	$—	$3	$—	$3	$—
Diversified Fund
Class A Shares	376	—	256	—	272	—
Class B Shares	401	—	178	—	126	—
Class C Shares	34	—	21	—	26	—
Dynamic Growth Fund[1]
Class A Shares	ˆ	—	ˆ	—	ˆ	—
Class C Shares	ˆ	—	1	—	1	—
Dynamic Small Cap Growth Fund
Class A Shares	222	—	139	—	180	—
Class B Shares	244	—	135	—	59	—
Class C Shares	509	—	312	—	356	—
Equity Income Fund
Class A Shares	409	—	184	—	197	—
Class B Shares	153	—	74	—	58	—
Class C Shares	45	—	27	—	37	—
Equity Index Fund
Class A Shares	1,561	—	1,130	—	1,305	—
Class B Shares	783	—	344	—	271	—
Class C Shares	628	—	367	—	368	—
Growth Advantage Fund
Class A Shares	158	—	146	—	249	—
Class B Shares	23	—	24	—	28	—
Class C Shares	62	—	71	—	93	—
Growth and Income Fund
Class A Shares	1,247	—	729	—	725	—
Class B Shares	123	—	58	—	46	—
Class C Shares	33	—	18	—	19	—
Intrepid America Fund
Class A Shares	316	—	191	—	151	—
Class C Shares	230	—	113	—	92	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	ˆ	—
Intrepid Growth Fund
Class A Shares	301	—	171	—	128	—

Part I - 39

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class C Shares	$353	$—	$213	$—	$170	$—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	ˆ	—
Intrepid Mid Cap Fund
Class A Shares	535	—	303	—	321	—
Class B Shares	203	—	105	—	96	—
Class C Shares	267	—	146	—	164	—
Intrepid Multi Cap Fund
Class A Shares	33	—	19	—	20	—
Class C Shares	44	—	23	—	20	—
Intrepid Value Fund
Class A Shares	510	—	279	—	239	—
Class C Shares	525	—	291	—	266	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	ˆ	—
Large Cap Growth Fund
Class A Shares	615	—	439	—	461	—
Class B Shares	663	—	261	—	194	—
Class C Shares	97	—	59	—	55	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	ˆ	—
Large Cap Value Fund
Class A Shares	101	—	55	—	60	—
Class B Shares	83	—	35	—	29	—
Class C Shares	29	—	14	—	21	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	ˆ	—
Market Expansion Index Fund
Class A Shares	178	—	119	—	146	—
Class B Shares	161	—	81	—	67	—
Class C Shares	153	—	78	—	79	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	4	—
Mid Cap Equity Fund[3]
Class A Shares	N/A	N/A	N/A	N/A	1	—
Class C Shares	N/A	N/A	N/A	N/A	ˆ	—
Mid Cap Growth Fund
Class A Shares	1,098	—	644	—	1,509	—
Class B Shares	756	—	259	—	214	—
Class C Shares	253	—	121	—	205	—
Class R2 Shares[4]	N/A	N/A	ˆ	N/A	ˆ	—
Mid Cap Value Fund
Class A Shares	8,127	—	4,528	—	4,558	—
Class B Shares	1,502	—	838	—	855	—
Class C Shares	5,026	—	2,622	—	2,503	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	4
Multi-Cap Market Neutral Fund
Class A Shares	328	—	156	—	212	—
Class B Shares	152	—	107	—	77	—
Class C Shares	1,018	—	541	—	384	—
Small Cap Equity Fund
Class A Shares	1,143	—	845	—	1,251	—
Class B Shares	193	—	115	—	110	—
Class C Shares	415	—	243	—	261	—
Class R2 Shares[2]	N/A	N/A	1	N/A	21	—
Small Cap Growth Fund
Class A Shares	301	—	246	—	338	—

Part I - 40

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class B Shares	$135	$—	$63	$—	$60	$—
Class C Shares	154	—	103	—	141	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	4	—
Small Cap Value Fund
Class A Shares	441	—	307	—	374	—
Class B Shares	190	—	101	—	79	—
Class C Shares	305	—	158	—	171	—
Class R2 Shares[2]	N/A	N/A	ˆ	N/A	1	—
U.S. Dynamic Plus Fund
Class A Shares	2	—	4	—	58	—
Class C Shares	4	—	1	—	4	—
U.S. Equity Fund
Class A Shares	338	—	239	—	402	—
Class B Shares	136	—	66	—	71	—
Class C Shares	69	—	59	—	157	—
Class R2 Shares[2]	N/A	N/A	ˆ	—	1	—
U.S. Large Cap Core Plus Fund
Class A Shares	115	—	285	—	823	—
Class C Shares	121	—	259	—	739	—
Class R2 Shares[2]	N/A	N/A	ˆ	—	1	—
U.S. Large Cap Value Plus Fund[1]
Class A Shares	ˆ	—	ˆ	—	7	—
Class C Shares	1	—	1	—	1	—
U.S. Research Equity Plus Fund[5]
Class A Shares	N/A	N/A	N/A	N/A	ˆ	—
Class C Shares	N/A	N/A	N/A	N/A	ˆ	—
Class R2 Shares	N/A	N/A	N/A	N/A	ˆ	—
U.S. Small Company Fund[6]
Class A Shares	ˆ	—	ˆ	—	1	—
Class C Shares	ˆ	-	ˆ	—	2	—
Value Advantage Fund
Class A Shares	450	—	292	—	372	—
Class C Shares	1,689	—	902	—	848	—
Value Discovery Fund[7]
Class A Shares	ˆ	—	ˆ	—	ˆ	—
Class C Shares	1	—	ˆ	—	1	—

ˆ	Amount rounds to less than $1,000.
1	The Fund commenced operations on 11/30/07.
2	Class R2 Shares commenced operations on 11/3/08.
3	Class A and Class C Shares of the Mid Cap Equity Fund commenced operations on 11/2/09 .
4	Class R2 Shares of the Mid Cap Growth Fund commenced operations on 6/1 9 /09.
5	The Fund commenced operations on 4/1/10 .
6	Class A and Class C Shares of the U.S. Small Company Fund commenced operations on 11/1/07.
7	The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily NAV of Fund shares owned by or for shareholders):

Part I - 41

Select Class, Class A, Class B, Class C and Class R2	0.25%
Institutional Class	0.10%
Class R5	0.05%

The tables below set forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/200 8		6/30/200 9		6/30/20 10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund
Class A Shares	$4	$—	$3	$—	3	$—
Institutional Class Shares	102	—	72	—	180	—
Select Class Shares	78	—	30	—	28	—
Diversified Fund
Class A Shares	361	(15)	246	(10)	262	(10)
Class B Shares	134	—	59	—	42	—
Class C Shares	11	—	7	—	8	—
Institutional Class Shares	—	(238)	—	(166)	—	(186)
Select Class Shares	218	(9)	131	(6)	133	(6)
Dynamic Growth Fund[1]
Class A Shares	—	ˆ	—	ˆ	ˆ	ˆ
Class C Shares	—	ˆ	—	ˆ	ˆ	ˆ
Class R5 Shares	—	ˆ	—	ˆ	—	ˆ
Select Class Shares	3	(1)	4	(1)	5	(1)
Dynamic Small Cap Growth Fund
Class A Shares	133	(89)	84	(55)	109	(71)
Class B Shares	81	—	45	—	20	—
Class C Shares	170	—	104	—	119	—
Select Class Shares	—	(78)	—	(71)	—	(146)
Equity Income Fund
Class A Shares	409	—	98	(86)	187	(10)
Class B Shares	51	—	25	ˆ	19	ˆ
Class C Shares	15	—	9	ˆ	12	ˆ
Select Class Shares	185	(31)	21	(133)	122	(84)
Equity Index Fund
Class A Shares	—	(1,561)	—	(1,130)	—	(1,305)
Class B Shares	261	—	115	—	90	—
Class C Shares	209	—	122	—	123	—
Select Class Shares	—	(2,972)	—	(2,412)	1	(2,676)
Growth Advantage Fund
Class A Shares	106	(52)	129	(17)	249	—
Class B Shares	8	—	8	—	9	—
Class C Shares	21	—	24	—	31	—
Class R5 Shares[2]	N/A	N/A	—	(5)	33	—
Select Class Shares	435	(45)	737	(92)	1,500	—
Growth and Income Fund
Class A Shares	1,247	—	710	(19)	717	(8)
Class B Shares	41	—	19	ˆ	16	ˆ
Class C Shares	11	—	6	ˆ	6	ˆ
Select Class Shares	25	(1)	4	(5)	3	(1)
Intrepid America Fund
Class A Shares	301	(15)	155	(36)	128	(23)
Class C Shares	73	(4)	31	(7)	26	(5)
Class R5 Shares	40	(17)	4	(50)	11	(35)

Part I - 42

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	ˆ	ˆ
Select Class Shares	$10,612	(460)	$4,102	$(923)	$3,207	$(594)
Intrepid Growth Fund
Class A Shares	278	(23)	137	(34)	102	(26)
Class C Shares	109	(9)	57	(14)	46	(11)
Class R5 Shares	47	(32)	—	(55)	—	(45)
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	ˆ	ˆ
Select Class Shares	4,809	(382)	1,882	(471)	957	(239)
Intrepid Mid Cap Fund
Class A Shares	342	(193)	172	(131)	80	(241)
Class B Shares	68	—	35	—	32	—
Class C Shares	89	—	49	—	55	—
Select Class Shares	848	(477)	366	(278)	148	(466)
Intrepid Multi Cap Fund
Class A Shares	1	(32)	—	(19)	—	(20)
Class C Shares	—	(15)	—	(8)	—	(7)
Select Class Shares	—	(33)	—	(7)	1	(2)
Intrepid Value Fund
Class A Shares	407	(103)	222	(57)	192	(47)
Class C Shares	140	(35)	78	(19)	71	(18)
Class R5 Shares	—	(10)	—	(4)	—	(5)
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	ˆ	ˆ
Select Class Shares	278	(69)	197	(49)	291	(73)
Large Cap Growth Fund
Class A Shares	541	(74)	250	(189)	381	(80)
Class B Shares	216	(5)	64	(23)	63	(2)
Class C Shares	31	(1)	15	(5)	17	(1)
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	ˆ	ˆ
Class R5 Shares[4]	N/A	N/A	N/A	N/A	1	(4)
Select Class Shares	1,411	(202)	542	(401)	740	(159)
Large Cap Value Fund
Class A Shares	101	—	53	(2)	60	ˆ
Class B Shares	28	—	11	(1)	9	ˆ
Class C Shares	10	—	5	ˆ	7	ˆ
Class R5 Shares	17	—	9	ˆ	5	ˆ
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	ˆ	ˆ
Select Class Shares	1,509	(6)	884	(38)	1,061	(1)
Market Expansion Index Fund
Class A Shares	8	(170)	2	(117)	16	(130)
Class B Shares	54	—	27	ˆ	22	—
Class C Shares	51	—	26	ˆ	26	—
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	1	(1)
Select Class Shares	63	(1,301)	16	(1,005)	211	(1,680)
Mid Cap Equity Fund
Class A Shares[5]	N/A	N/A	N/A	N/A	1	ˆ
Class C Shares[5]	N/A	N/A	N/A	N/A	ˆ	ˆ
Select Class Shares	116	(444)	36	(396)	3	(868)
Mid Cap Growth Fund
Class A Shares	491	(607)	256	(388)	586	(923)
Class B Shares	252	—	83	(3)	36	(35)
Class C Shares	84	—	38	(2)	35	(34)
Select Class Shares	725	(898)	304	(498)	265	(1,509)
Class R2 Shares[6]	N/A	N/A	ˆ	ˆ	ˆ	ˆ

Part I - 43

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Mid Cap Value Fund
Class A Shares	$8,126	$—	$4,516	$(12)	$4,376	$(182)
Class B Shares	501	—	279	—	285	—
Class C Shares	1,675	—	874	—	834	—
Class R2 Shares[3]	N/A	N/A	ˆ	—	2	—
Institutional Class Shares	—	(2,155)	—	(1,323)	—	(1,835)
Select Class Shares	2,300	—	1,543	(6)	2,472	(103)
Multi-Cap Market Neutral Fund
Class A Shares	—	(328)	—	(156)	—	(212)
Class B Shares	51	—	36	—	26	—
Class C Shares	339	—	180	—	128	—
Select Class Shares	—	(3,178)	—	(1,682)	—	(1,203)
Small Cap Core Fund
Select Class Shares	—	(1,897)	—	(984)	1	(1,139)
Small Cap Equity Fund
Class A Shares	1,143	—	845	—	1,251	—
Class B Shares	64	—	38	—	37	—
Class C Shares	138	—	81	—	87	—
Class R5 Shares	—	(10)	—	(37)	—	(104)
Class R2 Shares[3]	N/A	N/A	1	—	11	—
Select Class Shares	1,500	(375)	1,052	(263)	1,774	(444)
Small Cap Growth Fund
Class A Shares	181	(120)	148	(98)	203	(135)
Class B Shares	45	—	21	—	20	—
Class C Shares	51	—	34	—	47	—
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	2	ˆ
Institutional Class Shares	453	(302)	—	(80)	—	(148)
Select Class Shares	—	(81)	170	(114)	145	(97)
Small Cap Value Fund
Class A Shares	247	(194)	172	(135)	208	(166)
Class B Shares	63	—	34	—	26	—
Class C Shares	102	—	53	—	57	—
Class R5 Shares	5	—	5	—	17	—
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	1	ˆ
Select Class Shares	657	(517)	340	(267)	270	(211)
U.S. Dynamic Plus Fund
Class A Shares	1	(1)	—	(4)	—	(58)
Class C Shares	—	(1)	1	ˆ	—	(1)
Select Class Shares	94	(64)	—	(132)	—	(306)
U.S. Equity Fund
Class A Shares	322	(16)	210	(29)	360	(42)
Class B Shares	45	—	21	(1)	23	(1)
Class C Shares	23	—	18	(1)	51	(1)
Class R5 Shares	23	(17)	7	(23)	11	(28)
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	1	ˆ
Institutional Class Shares	205	(57)	129	(91)	211	(124)
Select Class Shares	2,301	(221)	2,016	(406)	3,316	(572)
U.S. Large Cap Core Plus Fund
Class A Shares	92	(23)	228	(57)	658	(165)
Class C Shares	32	(8)	69	(17)	196	(50)
Class R5 Shares	—	(26)	—	(29)	—	(53)
Class R2 Shares[3]	N/A	N/A	ˆ	ˆ	1	ˆ
Select Class Shares	4,947	(1,237)	5,845	(1,461)	9,256	(2,314)

Part I - 44

	Fiscal Year Ended			Fiscal Year Ended				Fiscal Year Ended
	6/30/2008			6/30/2009				6/30/2010
Fund	Paid	Waived		Paid		Waived		Paid	Waived
U.S. Large Cap Value Plus Fund[1]
Class A Shares	$—	$	ˆ	$	ˆ	$	ˆ	$6	$(1)
Class C Shares	—		ˆ		ˆ		ˆ	ˆ	ˆ
Class R5 Shares	—		ˆ		ˆ		ˆ	ˆ	ˆ
Select Class Shares	3		(1)		25		(6)	315	(79)
U.S. Research Equity Plus Fund [7]
Class A Shares	N/A		N/A		N/A		N/A	ˆ	ˆ
Class C Shares	N/A		N/A		N/A		N/A	ˆ	ˆ
Class R2 Shares	N/A		N/A		N/A		N/A	—	—
Class R5 Shares	N/A		N/A		N/A		N/A	—	ˆ
Select Class Shares	N/A		N/A		N/A		N/A	5	(1)
U.S. Small Company Fund
Class A Shares [8]	—		ˆ		ˆ		ˆ	1	ˆ
Class C Shares [8]	—		ˆ		ˆ		ˆ	1	ˆ
Institutional Class Shares	3		(20)		—		(12)	2	(9)
Select Class Shares	96		(26)		43		(16)	51	(11)
Value Advantage Fund
Class A Shares	450		—		292		—	372	—
Class C Shares	563		—		301		—	283	—
Institutional Class Shares	—		(21)		1		(29)	—	(115)
Select Class Shares	104		—		111		—	167	—
Value Discovery Fund [9]
Class A Shares	—		ˆ		ˆ		ˆ	ˆ	ˆ
Class C Shares	—		ˆ		ˆ		ˆ	ˆ	ˆ
Class R5 Shares	—		ˆ		ˆ		ˆ	ˆ	ˆ
Select Class Shares	4		(1)		3		(1)	4	(1)

ˆ	Amount rounds to less than $1,000.
1	The Fund commenced operations on 11/30/07.
2	Class R5 Shares of the Growth Advantage Fund commenced operations on 1/8/09.
3	Class R2 Shares commenced operations on 11/3/08.
4	Class R5 Shares of the Large Cap Growth Fund commenced operations on 4/14/09.
5	Class A and Class C Shares of the Mid Cap Equity Fund commenced operations on 11/2 / 09.
6	Class R2 Shares of the Mid Cap Growth Fund commenced operations on 6/1 0 /09.
7	The Fund commenced operations on 4/1/10 .
8	Class A and Class C Shares of the of the U.S. Small Company Fund commenced operations on 11/1/07.
9	The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

In the fiscal years ended June 30, 200 8 , 200 9 and 20 10 , each of the Funds that paid brokerage commissions and the amounts paid for each year were as follows (amounts in thousands):

Fund	Fiscal Year Ended 6/30/200 8	Fiscal Year Ended 6/30/200 9	Fiscal Year Ended 6/30/20 10
Disciplined Equity Fund
Total Brokerage Commissions	273	349	560
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Diversified Fund
Total Brokerage Commissions	622	480	436

Part I - 45

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Dynamic Growth Fund[1]
Total Brokerage Commissions	2	2	1
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Dynamic Small Cap Growth Fund
Total Brokerage Commissions	535	331	505
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Equity Income Fund
Total Brokerage Commissions	212	182	106
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Equity Index Fund
Total Brokerage Commissions	227	431	95
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Growth Advantage Fund
Total Brokerage Commissions	660	1,066	1,346
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Growth and Income Fund
Total Brokerage Commissions	611	424	214
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Intrepid America Fund
Total Brokerage Commissions	6,496	5,517	3,561
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Intrepid Growth Fund
Total Brokerage Commissions	3,579	2,656	1,341
Brokerage Commissions to Affiliated Broker-Dealers	2	—	—
Intrepid Mid Cap Fund
Total Brokerage Commissions	1,244	548	536
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Intrepid Multi Cap Fund
Total Brokerage Commissions	48	30	28
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Intrepid Value Fund
Total Brokerage Commissions	404	558	576
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Large Cap Growth Fund
Total Brokerage Commissions	592	1,080	490
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Large Cap Value Fund

Part I - 46

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010
Total Brokerage Commissions	1,122	1,136	786
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Market Expansion Index Fund
Total Brokerage Commissions	617	487	137
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Mid Cap Equity Fund
Total Brokerage Commissions	270	388	451
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Mid Cap Growth Fund
Total Brokerage Commissions	1,651	1,326	1,956
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Mid Cap Value Fund
Total Brokerage Commissions	4,580	4,201	2,878
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Multi-Cap Market Neutral Fund
Total Brokerage Commissions	3,526	976	447
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Small Cap Core Fund
Total Brokerage Commissions	774	559	677
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Small Cap Equity Fund
Total Brokerage Commissions	1,328	990	2,100
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Small Cap Growth Fund
Total Brokerage Commissions	939	863	841
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Small Cap Value Fund
Total Brokerage Commissions	633	480	811
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
U.S. Dynamic Plus Fund
Total Brokerage Commissions	183	1,128	3,028
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
U.S. Equity Fund
Total Brokerage Commissions	2,563	3,274	3,323
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
U.S. Large Cap Core Plus Fund
Total Brokerage Commissions	10,678	13,805	15,067
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

Part I - 47

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010
U.S. Large Cap Value Plus Fund[1]
Total Brokerage Commissions	9	106	500
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
U.S. Research Equity Plus Fund [2]
Total Brokerage Commission	N/A	N/A	20
Brokerage Commissions to Affiliated Broker-Dealers	N/A	N/A	—
U.S. Small Company Fund
Total Brokerage Commissions	233	70	78
Brokerage Commissions to Affiliated Broker-Dealers	—	ˆ	—
Value Advantage Fund
Total Brokerage Commissions	823	627	433
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Value Discovery Fund [3]
Total Brokerage Commissions	3	4	5
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

ˆ	Amount rounds to less than $1,000.
1	The Fund commenced operations on 11/30/07.
2	The Fund commenced operations on 4 / 1 / 10
3	The Fund commenced operations on 9 /28 /07 .

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended June 30, 20 10 , the Advisers allocated brokerage commissions to brokers who provided broker research for the Funds as follows:

Fund	Amount
Disciplined Equity Fund	$40,000
Diversified Fund	7,600
Dynamic Growth Fund	500
Dynamic Small Cap Growth Fund	130,000
Equity Income Fund	31,000
Equity Index Fund	23,000
Growth Advantage Fund	310,000
Growth and Income Fund	72,000
Intrepid America Fund	1,050,000
Intrepid Growth Fund	340,000
Intrepid Mid Cap Fund	21,000
Intrepid Multi Cap Fund	5,000
Intrepid Value Fund	185,000
Large Cap Growth Fund	160,000
Large Cap Value Fund	296,000
Market Expansion Index Fund	8,400
Mid Cap Equity Fund	93,000
Mid Cap Growth Fund	400,000
Mid Cap Value Fund	530,000
Multi-Cap Market Neutral Fund	600
Small Cap Core Fund	41,000
Small Cap Equity Fund	463,000
Small Cap Growth Fund	191,000

Part I - 48

Fund	Amount
Small Cap Value Fund	26,000
U.S. Dynamic Plus Fund	1,024,000
U.S. Equity Fund	456,000
U.S. Large Cap Core Plus Fund	2,513,000
U.S. Large Cap Value Plus Fund	48,000
U.S. Research Equity Plus Fund	0
U.S. Small Company Fund	4,000
Value Advantage Fund	60,000
Value Discovery Fund	0

Securities of Regular Broker-Dealers

As of June 30, 20 10 , certain Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
Disciplined Equity Fund	Bank of America Corporation	5,698
	Citigroup Global Markets Inc.	2,665
	Goldman Sachs and Company	2,100

Diversified Fund	Banc of America Securities LLC	1,040
	Bank of America Corporation	3,857
	Barclays Capital Inc.	379
	Bear Stearns & Co. Inc.*	239
	Citigroup Global Markets Inc.	2,623
	Credit Suisse First Boston LLC	1,914
	Deutsche Bank AG	513
	Goldman Sachs and Company	2,126
	HSBC Securities Inc.	2,117
	Lehman Brothers Inc.	89
	Merrill Lynch & Co. Inc.	1,377
	Royal Bank of Scotland Group	270
	UBS Financial Services Inc.	243

Dynamic Growth Fund	Goldman Sachs and Company	50

Dynamic Small Cap Growth Fund	N/A	—

Equity Income Fund	N/A	—

Equity Index Fund	Bank of America Corporation	23,969
	Citigroup Global Markets Inc.	14,131
	Goldman Sachs and Company	11,235
	JPMorgan Securities Inc.	24,219

Growth Advantage Fund	N/A	—

Growth and Income Fund	Bank of America Corporation	7,653
	Goldman Sachs and Company	2,431

Intrepid America Fund	Bank of America Corporation	40,560
	Citigroup Global Markets Inc.	4,389
	Goldman Sachs and Company	2,220

Intrepid Growth Fund	Bank of America Corporation	5,244

Intrepid Mid Cap Fund	N/A	—
Intrepid Multi Cap Fund	Bank of America Corporation	274

Part I - 49

Fund	Name of Broker-Dealer	Value of Securities Owned
	Goldman Sachs and Company	72
	Citigroup Global Markets Inc.	34

Intrepid Value Fund	Bank of America Corporation	11,301
	Citigroup Global Markets Inc.	6,647
	Goldman Sachs and Company	3,236

Large Cap Growth Fund	N/A	—

Large Cap Value Fund	Bank of America Corporation	21,262
	Citigroup Global Markets Inc.	7,224
	Goldman Sachs and Company	10,971

Market Expansion Index Fund	N/A	—

Mid Cap Equity Fund	N/A	—

Mid Cap Growth Fund	N/A	—

Mid Cap Value Fund	N/A	—

Multi-Cap Market Neutral Fund	Citigroup Global Markets Inc.	1,537
	Goldman Sachs and Company	1,803

Small Cap Core Fund	N/A	—

Small Cap Equity Fund	N/A	—

Small Cap Growth Fund	N/A	—

Small Cap Value Fund	N/A	—

U.S. Dynamic Plus Fund	Bank of America Corporation	4,170
	Citigroup Global Markets Inc.	4,882

U.S. Equity Fund	Bank of America Corporation	47,875
	Citigroup Global Markets Inc.	30,333
	Goldman Sachs and Company	29,276

U.S. Large Cap Core Plus Fund	Bank of America Corporation	98,283
	Citigroup Global Markets Inc.	57,750
	Goldman Sachs and Company	62,192

U.S. Large Cap Value Plus Fund	Bank of America Corporation	10,295
	Citigroup Global Markets Inc.	3,499
	Goldman Sachs and Company	5,320

U.S. Research Equity Plus Fund	Bank of America Corporation	154
	Citigroup Global Markets Inc.	96
	Goldman Sachs and Company	96

U.S. Small Company Fund	N/A	—

Value Advantage Fund	Bank of America Corporation	5,372
	Citigroup Global Markets Inc.	3,415

Value Discovery Fund	Bank of America Corporation	75
	Citigroup Global Markets Inc.	36
	Goldman Sachs and Company	28

*	The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co during the fiscal year ended June 30, 2008.

Part I - 50

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation

During the fiscal period ended June 30, 20 10 , JPMIM, JPMIA, and SC-R&M paid approximately $ 109,489,573 , $ 29,962,242 and $ 109,494 , respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds (except as noted below), the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Equity Index Fund, no finder’s fee will be paid, although the Equity Index Fund is still deemed to be a Qualifying Fund for purposes of aggregating total sales. To the extent the Equity Index Fund is included in the total sales, the applicable finder’s fee will only be paid on the non-Equity Index Fund portion of the sales.

With respect to the Market Expansion Index Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 or more*	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Market Expansion Index Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.25% of the sale of the Class A Shares of the Market Expansion Index Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Equity Funds (other than the Equity Index Fund and the Market Expansion Index Fund) such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000—$3,999,999*	1.00%
$4,000,000—$9,999,999	0.75%
$10,000,000—$49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to an Equity Fund is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 1.00% of the sale of the Class A Shares of an Equity Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% (0.25% for Market Expansion Index Fund) of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% (0.25% for Market Expansion Index Fund) of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

Finders’ Fees Paid by Advisers and Distributor

For the fiscal year ended June 30, 20 10 , the Advisers (including JPMIA for the period prior to 1/1/10) and JPMDS paid approximately $ 9,205,982 in finders’ fees for all of the J.P. Morgan Funds.

Part I - 51

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended June 30, 20 10 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
Disciplined Equity Fund	44,113	6/30/2011
	7,465	6/30/2017
Remaining	51,578

iversified Fund	20,58 1	6/30/2017
	26,031	6/30/2018
Remaining	46,612

Dynamic Growth Fund	473	6/30/2017
	436	6/30/2018
Remaining	909

Dynamic Small Cap Growth Fund	16,030	6/30/2017
	29,139	6/30/2018
Remaining	45,169

Equity Income Fund	4,196	6/30/2017
	3,554	6/30/2018
Remaining	7,750

Equity Index Fund	40,637	6/30/2011
	12,693	6/30/2012
	13,927	6/30/2013
	18,861	6/30/2017
	46,155	6/30/2018
Remaining	132,273

Growth Advantage Fund	2,527	6/30/2011
	70,387	6/30/2017
	54,008	6/30/2018
Remaining	126,922

Growth and Income Fund	21,383	6/30/2017
	76,061	6/30/2018
Remaining	97,444

Intrepid America Fund	300,697	6/30/2017
	365,580	6/30/2018
Remaining	666,277

Intrepid Growth Fund	287,786	6/30/2017
	252,490	6/30/2018
Remaining	540,276

Intrepid Mid Cap Fund	16,268	6/30/2017
	78,790	6/30/2018
Remaining	95,058
Intrepid Multi Cap Fund	756	6/30/2016
	3,375	6/30/2017

Part I - 52

Fund	Capital Loss Carryforwards		Expiration Date
	3,433		6/30/2018
Remaining	7,564

Intrepid Value Fund	8,871		6/30/2016
	41,305		6/30/2017
	64,858		6/30/2018
Remaining	115,034

Large Cap Growth Fund (a)	291,921		6/30/2011
	896		6/30/2012
	49,171		6/30/2018
Remaining	341,988

Large Cap Value Fund	68,273		6/30/2017
	86,276		6/30/2018
Remaining	154,549

Market Expansion Index Fund	2,694		6/30/2017
	27,724		6/30/2018
Remaining	30,418

Mid Cap Equity Fund	5,149		6/30/2017
	27,791		6/30/2018
Remaining	32,940

Mid Cap Growth Fund	47,301		6/30/201 6
	39,210		6/30/2017
	122,599		6/30/2018
Remaining	209,110	*

Mid Cap Value Fund	47,014		6/30/2017
	536,563		6/30/2018
Remaining	583,577	*

Multi-Cap Market Neutral Fund	3, 635		6/30/2015
	97,035		6/30/2016
Remaining	100, 670

Small Cap Core Fund	28,004		6/30/2017
	82,774		6/30/2018
Remaining	110,778

Small Cap Growth Fund	45,889		6/30/2017
	10,566		6/30/2018
Remaining	56,455

Small Cap Value Fund	10,761		6/30/2017
	66,569		6/30/2018
Remaining	77,330

U.S. Dynamic Plus Fund	433		6/30/2017
Remaining	433

U.S. Equity Fund	61,043		6/30/201 7
	58 ,908		6/30/201 8
Remaining	119,951
U.S. Large Cap Core Plus Fund	143,770		6/30/2017

Part I - 53

Fund	Capital Loss Carryforwards	Expiration Date

	207,038	6/30/2018
Remaining	350,808

U.S. Small Company Fund	1,688	6/30/2017
	8,350	6/30/2018
Remaining	10,038

Value Advantage Fund	14,92 5	6/30/2017
	63,358	6/30/2018
Remaining	78,283

Value Discovery Fund	7	6/30/2016
	441	6/30/2017
	416	6/30/2018
Remaining	864

*	Amounts include capital loss carryforwards from business combinations, which may be limited in future years under Internal Revenue Code Sections 381-384.

( a )	Includes approximately $ 1 , 634 ,000 of losses acquired from JPMorgan Equity Growth Fund. A portion of the capital loss carryforward from business combinations may be limited in future years under the Internal Revenue Code Sections 381—384.

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.—Standard & Poor’s	Monthly	30 days after month end
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Equity Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Small Company Fund
Vestek	Monthly	30 days after month end
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
Alpha Consulting Group	Quarterly	30 days after quarter end
JPMorgan U.S. Large Cap Core Plus Fund
Aris Corporation	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
Atlantic Trust	Quarterly	30 days after quarter end
JPMorgan Equity Index Fund

Part I - 54

JPMorgan Intrepid America Fund
JPMorgan Market Expansion Index Fund
JPMorgan U.S. Large Cap Core Plus Fund
Austin Bailey Health and Wellness Foundation	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
Callan Associates — Johnson Controls	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
Callan Associates	Monthly	30 days after month end
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
Canterbury Consulting	Monthly	30 days after month end
JPMorgan Mid Cap Growth Fund
Commonwealth	Quarterly	30 days after quarter end
JPMorgan Disciplined Equity Fund
JPMorgan Mid Cap Value Fund
Concord Advisory	Monthly	30 days after month end
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
Hartland & Co.	Monthly	30 days after month end
JPMorgan Intrepid Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Growth Fund
Informa Investment Solutions (PSN)	Quarterly	30 days after quarter end
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
Jeffrey Slocum & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
John Hancock	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
Key Bank	Monthly	30 days after month end
JPMorgan Multi-Cap Market Neutral Fund
Lockwood	Quarterly	30 days after quarter end
JPMorgan Intrepid America Fund
Ma r co Consulting	Quarterly	30 days after quarter end
JPMorgan Small Cap Value Fund
Ma r co Consulting	Monthly	30 days after month end
JPMorgan Equity Index Fund
JPMorgan Small Cap Value Fund
Mellon Analytical Solutions	Quarterly	30 days after quarter end
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Value Advantage Fund
Morgan Stanley	Quarterly	30 days after quarter end
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Value Advantage Fund
Morgan Stanley Smith Barney	Quarterly	30 days after quarter end

JPMorgan Dynamic Small Cap Growth Fund
Morgan Stanley Smith Barney	Monthly	30 days after month end
JPMorgan Disciplined Equity Fund
New England Pension Consultants	Quarterly	30 days after quarter end
JPMorgan U.S. Large Cap Core Plus Fund

Part I - 55

Oppenheimer	Quarterly	30 days after quarter end
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Equity Fund
Prime, Buchholz & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Small Cap Growth Fund
JPMorgan Mid Cap Value Fund
Raymond James	Quarterly	30 days after quarter end
JPMorgan Small Cap Equity Fund
Rochester Area Community Foundation	Quarterly	30 days after quarter end
JPMorgan Disciplined Equity Fund
JPMorgan U.S. Equity Fund
Rogers Casey	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
RV Kuhns	Quarterly	30 days after quarter end
JPMorgan Disciplined Equity Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Small Company Fund
Sisters of St. Joseph of Peace	Quarterly	30 days after quarter end
JPMorgan Intrepid America Fund
JPMorgan Intrepid Mid Cap Fund
Strategic Advisors, Inc.	Quarterly	30 days after quarter end
JPMorgan Intrepid Growth Fund
JPMorgan Small Cap Equity Fund
Watson Wyatt -Bemis	Monthly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Equity Fund
Watson Wyatt Worldwide	Quarterly	30 days after month end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
Wells Fargo	Quarterly	30 days after quarter end
JPMorgan Equity Index Fund
Wilshire	Quarterly	30 days after quarter end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of September 30 , 2010, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders

As of September 30 , 2010, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment 1-A, Principal Shareholders.

FINANCIAL STATEMENTS

The F inancial S tatements are incorporated by reference in to this SAI. The F inancial S tatements for the fiscal year ended June 30, 20 10 , have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These F inancial S tatements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 56

ATTACHMENT 1-A

PRINCIPAL SHAREHOLDERS

	Name and Address of Shareholder	Percentage Held
JPMORGAN DISCIPLINED EQUITY FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.63%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	7.79%
	NFS LLC FBO JPMORGAN CHASE BANK* TRAD IRA R/O CUS IRA OF LOUIS FOGELSON 996 COOPER CT BUFFALO GROVE IL 60089-1216	6.14%
INSTITUTIONAL SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	21.17%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	20.05%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	15.07%

Part I - 57

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	9.43%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2010 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.57%
	JPMIM* FBO JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.12%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.10%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	43.29%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	41.26%

Part I - 58

ULTRA SHARES	JPMIM* AS AGENT FOR SISTERS OF ST JOSEPH OF PEACE 1111 POLARIS PARWAY OH1-0213 COLUMBUS OH 43240	72.09%
	JPMIM* AS AGENT FOR NOVARTIS CORP USBA BALANCED FUND- NORTHERN TRUST MASTER TRUST ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	12.41%
	GZA RESTATED PROFIT SHARING 401(K) PLAN EFF 1/1/96 ATTN RPS MGMT RPTG PO BOX 419784 KANSAS CITY MO 64141-6784	7.87%
	JPMIM* AS AGENT FOR CHASE LTD EMPLOYEE FUNDED PRE 1993 ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	7.63%
JPMORGAN DIVERSIFIED FUND
A SHARES	BANCO POPULAR DE PUERTO RICO FBO CHEVRON PR PENSION PLAN FIDUCIARY SERVICES DIVISION (725) ATTN ROSAURA COSME PO BOX 362708 SAN JUAN PR 00936-2708	7.32%
C SHARES	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	17.59%

Part I - 59

	NFS LLC FEBO JASPER C HICKSON 1510 KELL BLVD WICHITA FALLS TX 76301-5126	6.85%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.68%
INSTITUTIONAL SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	34.29%
	JPMIM*AS AGENT FOR WEILL CORNELL BARBARA WEINGARTNER 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	23.43%
	JPMIM* AS AGENT FOR RESEARCH FOUNDATION CUNY ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0213 COLUMBUS OH 43240-2050	7.04%
	JPMIM* AS AGENT FOR CORNELL U PLAN A ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.88%
	JPMIM* AS AGENT FOR RUSH COPLEY MEDICAL CENTER ATTN CLIENT SERVICES 1111 POLARIS PKWY FL 3F # OH1-0213 COLUMBUS OH 43240-2031	5.65%

Part I - 60

SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	30.53%
	PRUDENTIAL INVESTMENT MANAGEMENT FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNIT MAIL STOP 194-201 3 GATEWAY AVE FL 11 ISELIN NJ 08830-1408	8.40%
	M&I 401K PLAN TRUST DTD 10/1/99 ATTN RPS MGMT RPTG PO BOX 419784 KANSAS CITY MO 64141-6784	8.36%
	JPMORGAN CHASE BANK* AS TRUSTEE FBO PROFIT SHARING PLAN FOR EMPLOYEES OF TRINITY INC 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	7.23%
	NFS LLC FEBO THE NORTHERN TRUST COMPANY PO BOX 92956 CHICAGO IL 60675-0001	5.60%
JPMORGAN DYNAMIC GROWTH FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

Part I - 61

R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
JPMORGAN DYNAMIC SMALL CAP GROWTH FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	25.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	22.56%
B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	17.83%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	89.39%
SELECT SHARES	CITIGROUP GLOBAL MARKETS INC. BOOK ENTRY ACCOUNT ATTN: MATT MAESTRI 333 WEST 34TH ST 7TH FL MUTUAL FUNDS DEPT NEW YORK NY 10001-2402	77.96%

Part I - 62

	JPMORGAN CHASE BANK* TTEE FBO LINDE SAVINGS AND INVESTMENT PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.98%
	CROWN EQUIPMENT CORP FBO 401K RET SAVINGS PLAN DTD 12/1/02 QUAL RET PL & TRUST JPM/AC RET PL SRVS MNGMT RPTG TEAM PO BOX 419784 KANSAS CITY MO 64141-6784	5.46%
JPMORGAN GROWTH AND INCOME FUND
B SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.43%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.50%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.60%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	16.91%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10.40%
JPMORGAN INTREPID AMERICA

Part I - 63

FUND
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	52.52%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	47.48%
R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	22.77%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	21.83%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	19.37%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	8.94%

Part I - 64

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.48%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.38%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	46.33%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	14.87%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	12.70%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	11.93%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	6.17%

Part I - 65

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	5.77%
JPMORGAN INTREPID GROWTH FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	26.77%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.47%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	14.60%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	6.75%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.86%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

Part I - 66

R5 SHARES	JPMORGAN CHASE* AS TRUSTEE FBO PEARSON RETIREMENT PLAN C/O JPMORGAN RETIREMENT PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	33.96%
	JPMORGAN* RET PLAN SERVICES CUST FBO JPMORGAN CHASE AS TRUSTEE FOR HITACHI EMPLOYEE 401K RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	18.37%
	JPMORGAN CHASE* AS TRUSTEE FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.42%
	JPMORGAN CHASE BANK* AS TRUSTEE FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.30%
	JPMORGAN CHASE* AS TRUSTEE FBO ENERGY NORTHWEST 401K DEFERRED COMPENSATION PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.57%
	JPMORGAN CHASE* BANK TTEE FBO NETWORK EQUPMENT TECHNOLOGIES INC 401K PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.49%

Part I - 67

SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	21.91%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	19.22%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.92%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	17.59%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	9.98%
JPMORGAN INTREPID MULTI CAP FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	40.55%

Part I - 68

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.63%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.85%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.21%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	6.02%
SELECT SHARES	JPMORGAN CHASE BANK N.A* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	62.99%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	15.05%
JPMORGAN INTREPID VALUE FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	14.60%

Part I - 69

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.68%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.53%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	5.93%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R5 SHARES	AMALGAMATED BANK OF CHICAGO 1 W MONROE ST CHICAGO IL 60603-5301	47.93%
	JPMORGAN CHASE* TTEE FBO NCL 401K PLAN ATTN JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	38.79%
	JPMORGAN CHASE* TTEE FBO RESCAR INC PROFIT SHARING AND 401K PLAN AND TRUST ATTN JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.38%

Part I - 70

SELECT SHARES	PRUDENTIAL INVESTMENT MANAGEMENT FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNIT MAIL STOP NJ-05-11-20 3 GATEWAY CTR STE 11 NEWARK NJ 07102-4000	53.94%
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	7.10%
	JPMIM* AS AGENT FOR OAKLAND UNIVERSITY ATTN CLIENT SERVICES 1111 POLARIS PKWY FL 3F # OH1-0213 COLUMBUS OH 43240-2031	5.21%
JPMORGAN MID CAP EQUITY FUND
A SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	58.34%
	NFS LLC FEBO ALBERT COOK II MARY ANN KANTERS COO K P/ADM PROF MGMT SVC GRP 401K PL D TD 5/10/04 PO BOX 5589 POLAND OH 44514-0589	7.48%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	57.72%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.48%

Part I - 71

	NFS LLC FEBO WILLIAM E FOALE TOD DTD 07/10/10 2925 W EASTWOOD AVE CHICAGO IL 60625-3721	8.74%
	RAYMOND JAMES & ASSOC INC CSDN FBO KERRI D RUSSELL IRA 713 N WOOLSEY AVE FAYETTEVILLE AR 72701-2040	5.02%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	23.32%
JPMORGAN SMALL CAP CORE FUND
SELECT SHARES	JPMORGAN CHASE* 401(K) SAVINGS PLAN ATTN STEPHEN RYAN 3 CHASE METROTECH CTR FL 5 BROOKLYN NY 11245-0001	85.98%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	13.29%
JPMORGAN SMALL CAP EQUITY FUND
A SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	12.52%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.98%

Part I - 72

	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6.17%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	6.04%
B SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10.03%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.00%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	7.00%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.02%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.46%

Part I - 73

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	12.66%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	8.02%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.80%
R2 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	69.99%
	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	17.52%
R5 SHARES	JPMORGAN CHASE* AS TTEE FBO FOREST LABORATORIES INC SAVINGS & PROFIT SHARING PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.50%
	FIDELITY INVESTMENTS INST OP CO FBO SILICON GRAPHICS INTERNATIONAL, CORP 401K PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999	7.53%

Part I - 74

	WELLS FARGO BANK NA FBO REXNORD PENS PLAN PO BOX 1533 MINNEAPOLIS MN 55480-1533	6.93%
	GPC SECURITIES INC AGENT TRUSTEE RELIANCE TRUSTCO CUSTODIAN FBO MARMON EMPLOYEES RETPLAN PO BOX 105117 ATLANTA GA 30348-5117	6.30%
	VANGUARD FIDUCIARY TRUST CO JP MORGAN FUNDS ATTN OUTSIDE FUNDS PO BOX 2600 VALLEY FORGE PA 19482-2600	5.14%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	8.29%
	MERCER TRUST CO TTEE FBO BOSCH SAVINGS INCENTIVE PLAN 1 INVESTORS WAY MSC N-4-E NORWOOD MA 02062-1599	6.86%
JPMORGAN U.S. DYNAMIC PLUS FUND
A SHARES	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	47.09%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	30.69%

Part I - 75

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	16.60%
C SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	87.60%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.66%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	40.46%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	11.82%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.24%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	7.92%

Part I - 76

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	6.94%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.07%
JPMORGAN U.S. EQUITY FUND
B SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.60%
C SHARES	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.62%
INSTITUTIONAL SHARES	JPMORGAN CHASE* AS TRUSTEE FBO FOREST LABORATORIES INC SAVINGS & PROFIT SHARING PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.01%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	11.83%
	MARIL & CO CUST FBO JD 11270 W PARK PL STE 400 MILWAUKEE WI 53224-3638	9.28%

Part I - 77

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.27%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	7.90%
	SEI PRIVATE TRUST CO ATTN MUTUAL FUNDS ADMINISTRATOR 1 FREEDOM VALLEY DR OAKS PA 19456-9989	6.64%
	NFS LLC FBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	5.25%
	JPMIM* AS AGENT FOR FBO JPMORGAN ACCESS BALANCED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	5.02%
R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	53.44%
	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	39.17%

Part I - 78

R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	15.86%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.93%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	12.72%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	11.93%
	JPMIM* AS AGENT FOR DOMINION RESOURCES INC SALARIED EMPLOYEE LIFE INSURANCE VEBA ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD #OPS3/FL2 NEWARK DE 19713-2105	6.02%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.98%

Part I - 79

	JPMIM* AS AGENT FOR DOMINION RESOURCES INC RETIREE MEDICAL WELFARE TR KEY BANK ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD #OPS3/FL2 NEWARK DE 19713-2105	5.51%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	18.05%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	10.41%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	9.27%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.75%
JPMORGAN U.S. LARGE CAP CORE PLUS FUND
A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.86%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.94%

Part I - 80

	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	8.75%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	8.39%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.37%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.21%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.10%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.48%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.16%

Part I - 81

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.37%
R2 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	50.04%
	COUNSEL TRUST DBA MATC FBO KELTNER ENTERPRISES LLC PSP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	32.83%
	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	13.03%
R5 SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	74.92%
	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	22.63%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	39.00%
	NFS LLC FBO MELLON BANK CUST FOR SAI CORE FUND SUB FMTC-UNITIZED 82 DEVONSHIRE ST # Z1M BOSTON MA 02109-3605	26.30%

Part I - 82

JPMORGAN U.S. LARGE CAP VALUE PLUS FUND
A SHARES	NFS LLC FBO JPMORGAN CHASE BANK* TRAD CUST IRA OF JAMES E ROSELLE 484 ROCKEFELLER RD LAKE FOREST IL 60045-3138	23.91%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	23.02%
	AMERICAN ENTERPRISE INVESTMENT SVC PO BOX 9446 MINNEAPOLIS MN 55440-9446	7.71%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	30.45%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.79%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	11.63%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.07%

Part I - 83

	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	6.21%
R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	96.23%
JPMORGAN U.S. RESEARCH EQUITY PLUS FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.48%
JPMORGAN U.S. SMALL COMPANY FUND

Part I - 84

A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	18.51%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.36%
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	6.33%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	30.74%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	11.51%
	NFS LLC FBO NFS/FMTC IRA FBO WILLIAM J FOLEY 2 CITATION CT SEWELL NJ 08080-1601	10.04%
	CHARLES SCHWAB & CO INC ATTN MUTUAL FUND OPERATIONS 333/4 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.80%
INSTITUTIONAL SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	27.67%

Part I - 85

	NFS LLC FBO NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001	26.36%
	JPMIM* AS AGENT FOR WEILL CORNELL BARBARA WEINGARTNER 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	20.97%
	JPMIM* AS AGENT FOR CORNELL U PLAN A ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	20.32%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	23.08%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.02%
JPMORGAN VALUE ADVANTAGE FUND
A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	18.95%
	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	14.87%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.82%

Part I - 86

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.60%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.55%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.83%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10.07%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.92%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.50%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.32%

Part I - 87

INSTITUTIONAL SHARES	JPMIM* AS AGENT FOR JPMORGAN DIVERSIFIED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	17.29%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.86%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	12.24%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	10.36%
	STATE STREET BANK & TRUST CO TTEE FBO SODEXO 401(K) EMPLOYEE RETIREMENT SAVINGS AND TRUST 105 ROSEMONT RD WESTWOOD MA 02090-2318	6.82%
	UMBSC & CO FBO LIFETIME ACHIEVEMENT FUND PO BOX 419260 MSC 1010405 KANSAS CITY MO 64141-6260	6.75%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	16.02%

Part I - 88

NFS LLC FEBO BONY CUST SAI U S OPPORTUNITY FUND ANTHONY CIRELLI 2 HANSON PLACE, 7TH FLOOR BROOKLYN NY 11217-1431	11.09%
JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	10.74%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	10.07%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	8.31%
JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	7.90%
FARMERS & MERCHANTS TRUST CO ATTENTION TRUST OPERATIONS 20 S MAIN ST CHAMBERSBURG PA 17201-2202	6.81%
PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.57%
JPMORGAN VALUE DISCOVERY FUND

Part I - 89

A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
JPMORGAN EQUITY INCOME FUND
A SHARES	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5.65%
B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	5.98%
C SHARES	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.66%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	61.37%

Part I - 90

	JPMIM* AS AGENT FOR JPMORGAN ACCESS GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	23.93%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	5.28%
JPMORGAN EQUITY INDEX FUND
A SHARES	JPMORGAN CHASE* BANK CUST FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.97%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	27.01%
	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	5.42%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	16.44%
	JPMORGAN* RETIREMENT PLAN SERV CUST TEXAS HEALTH RESOURCES TTEE FBO TEXAS HEALTH 401(K) RET TRUST 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.85%

Part I - 91

	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	10.57%
	MERCER TRUST CO TTEE FBO BOSCH SAVINGS INCENTIVE PLAN 1 INVESTORS WAY MSC N-4-E NORWOOD MA 02062-1599	8.64%
JPMORGAN INTREPID MID CAP FUND
C SHARES	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	7.30%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	6.20%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.21%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	29.77%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	22.54%

Part I - 92

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	13.96%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	7.93%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	7.17%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	7.06%
JPMORGAN LARGE CAP GROWTH FUND
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.92%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	86.34%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	13.66%

Part I - 93

R5 SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	99.38%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	37.73%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	32.76%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	14.03%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.70%
JPMORGAN LARGE CAP VALUE FUND
A SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	7.68%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	8.09%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	57.49%

Part I - 94

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	22.26%
	DAVID BERGHASH FBO SHIELD MANUFACTURING INC 401K PSP & TRUST 425 FILLMORE AVE TONAWANDA NY 14150-2512	20.25%
R5 SHARES	NFS LLC FBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	71.99%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	27.82%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	33.25%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	30.23%

Part I - 95

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	24.32%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.38%
JPMORGAN MARKET EXPANSION INDEX FUND
A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	14.09%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	21.17%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.04%
R2 SHARES	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	65.59%
	DWS TRUST CO TTEE/CUST FBO FBO ADP ENTERPRISE PRODUCT PO BOX 1757 SALEM NH 03079-1143	19.21%

Part I - 96

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	9.89%
	COUNSEL TRUST DBA MATC FBO ROMAN CATHOLIC DIOCESE OF BROOKLYN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.31%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	56.06%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	10.24%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	9.57%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.86%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	8.81%
JPMORGAN MID CAP GROWTH FUND

Part I - 97

A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.36%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	5.59%
B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	7.10%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FBO 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	17.76%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.49%
	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	7.45%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.47%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.86%

Part I - 98

SELECT SHARES	JPMORGAN CHASE* 401(K) SAVINGS PLAN ATTN STEPHEN RYAN 3 CHASE METROTECH CTR FL 5 BROOKLYN NY 11245-0001	41.26%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	14.74%
JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
A SHARES	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	73.55%
B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	36.02%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.04%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.02%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.13%

Part I - 99

	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.40%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	36.35%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.60%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.82%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.09%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	30.13%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	23.64%

Part I - 100

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.67%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	16.88%
JPMORGAN SMALL CAP GROWTH FUND
A SHARES	STATE STREET BANK TRUSTEE AND CUST FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	6.42%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.19%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.19%
B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	9.14%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	17.52%

Part I - 101

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.40%
	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	7.01%
INSTITUTIONAL SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	28.21%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	8.60%
	WELLS FARGO BANK NA FBO RET PLAN SVCS PO BOX 1533 MINNEAPOLIS MN 55480-1533	7.55%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.54%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	5.52%
R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	40.56%

Part I - 102

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	30.70%
	STATE STREET BANK & TRUST COMPANY TOURBEND AND CO 105 ROSEMONT RD WESTWOOD MA 02090-2318	26.69%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	25.82%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	20.29%
JPMORGAN SMALL CAP VALUE FUND
A SHARES	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	14.17%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6.71%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	16.75%

Part I - 103

R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	79.79%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	18.57%
R5 SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	27.96%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	21.11%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.40%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	11.97%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	11.49%

Part I - 104

SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	22.99%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.94%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	17.56%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	11.88%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	9.29%
ULTRA SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	100.00%
JPMORGAN GROWTH ADVANTAGE FUND
A SHARES	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	21.12%

Part I - 105

	CHARLES SCHWAB & CO INC FBO SCHWAB CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	17.76%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	16.00%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.85%
B SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	7.83%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.37%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.41%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.56%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.58%

Part I - 106

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.09%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.72%
R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	25.73%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	22.68%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	19.27%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	8.05%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	7.34%

Part I - 107

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.53%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	82.47%
	JPMIM* AS AGENT FOR FBO JPMORGAN ACCESS BALANCED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	6.35%
	JPMIM* AS AGENT FOR JPMORGAN ACCESS GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	5.97%
JPMORGAN MID CAP VALUE FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	16.18%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	13.49%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.17%

Part I - 108

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.96%
B SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	16.31%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.95%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	8.21%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.99%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	14.29%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	12.14%

Part I - 109

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	8.95%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.84%
INSTITUTIONAL SHARES	NFS LLC FBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	14.32%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14.25%
	JOHN HANCOCK LIFE INS CO (USA) RPS SEG FUNDS & ACCOUNTING ET7 601 CONGRESS ST BOSTON MA 02210-2804	8.91%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	8.63%
R2 SHARES	MASSACHUSETTS MUTUAL LIFE INS CO ATTN RS FUND OPERATIONS ATTN RS FUND OPERATIONS 1295 STATE STREET MIP C105 SPRINGFIELD MA 01111-0001	33.94%

Part I - 110

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27.85%
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	9.02%
	MG TRUST CO CUST FBO MULLER ENGINEERING CO INC 40 700 17TH ST STE 300 DENVER CO 80202-3531	6.72%
SELECT SHARES	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	39.42%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	21.57%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.16%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.26%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan

Part I - 111

Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 112

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

Part II of this SAI describes policies and practices hat apply to each of the J.P. Morgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” mean each J.P. Morgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

PART II

INVESTMENT STRATEGIES AND POLICIES	1
Asset-Backed Securities	1
Auction Rate Securities	2
Bank Obligations	3
Commercial Paper	4
Convertible Securities	4
Custodial Receipts	4
Debt Instruments	4
Demand Features	9
Equity Securities, Warrants and Rights	9
Foreign Investments (including Foreign Currencies)	10
Inverse Floaters and Interest Rate Caps	18
Investment Company Securities and Exchange Traded Funds	18
Loan Assignments and Participations.	19
Miscellaneous Investment Strategies and Risks	23
Mortgage-Related Securities	27
Municipal Securities	35
Options and Futures Transactions	39
Real Estate Investment Trusts (“REITs”)	44
Repurchase Agreements	45
Securities Lending	46
Short Selling	47
Short-Term Funding Agreements	47
Structured Investments	48
Swaps and Related Swap Products	48
Synthetic Variable Rate Instruments	51
Treasury Receipts	51
Trust Preferred Securities	52
U.S. Government Obligations	52
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	52
Temporary Liquidity Guarantee Program (“TLGP”) Securities	53
RISK MANAGEMENT	54
SPECIAL FACTORS AFFECTING CERTAIN FUNDS	54

Part II - ii

DIVERSIFICATION	54
DISTRIBUTIONS AND TAX MATTERS	55
TRUSTEES	67
Qualifications of Trustees	70
Board Leadership Structure and Oversight	73
Standing Committees	74
Trustee Compensation	76
OFFICERS	77
INVESTMENT ADVISERS AND SUB-ADVISERS	78
POTENTIAL CONFLICTS OF INTEREST	83
PORTFOLIO MANAGER COMPENSATION	85
CODES OF ETHICS	86
PORTFOLIO TRANSACTIONS	87
ADMINISTRATOR	90
DISTRIBUTOR	92
DISTRIBUTION PLAN	92
SECURITIES LENDING AGENT	94
CUSTODIAN	95
CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES	95
TRANSFER AGENT	97
SHAREHOLDER SERVICING	97
EXPENSES	99
FINANCIAL INTERMEDIARIES	100
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES	100
TRUST COUNSEL	101
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	101
NET ASSET VALUE	102
DELAWARE TRUSTS	104
MASSACHUSETTS TRUSTS	104

Part II - iii

MARYLAND CORPORATION	105
DESCRIPTION OF SHARES	106
PORTFOLIO HOLDINGS DISCLOSURE	109
PROXY VOTING PROCEDURES AND GUIDELINES	111
APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES	1
APPENDIX B — DESCRIPTION OF RATINGS	1

Part II - iv

INVESTMENT STRATEGIES AND POLICIES

As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI. .

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

Part II - 2

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange Traded Funds” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”) with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which a Fund could purchase certificates of deposit.

The Funds will not invest in obligations for which a Fund’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.

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Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by S&P and Bal or lower by Moody’s). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic

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changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted

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according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market

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value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification and Quality Descriptions”. A Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

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Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1)  Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2)  Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3)  Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4)  Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5)  Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets (5% for the J.P. Morgan Funds which are money market funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures (except, with regard to the Money Market Funds, as provided under Rule 2a-7). If not rated, such instruments must be found by the Fund’s Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated

Part II - 8

coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

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Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Initial Public Offerings (“IPOs”) . The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (including Foreign Currencies)

Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies and unless described otherwise in a Fund’s prospectus, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

The Money Market Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of

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regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or

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limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be

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internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currency Transactions. Certain Funds may engage in various strategies to hedge against currency risks. These strategies may consist of use of any of the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures,

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forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the U.S., the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities. In addition, certain Funds may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund.

While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. A Fund’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of their portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in

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foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency Exchange Contracts. For hedging purposes or to increase income or gain, a Fund may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Foreign Currency Futures Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

Foreign Currency Options. Certain Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also

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may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies that are thinly-traded, illiquid or otherwise non-convertible (each a “Reference Currency”). NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the

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counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market, on a daily basis, of the NDF.

The Funds will typically use NDFs for hedging purposes, but may from time to time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.

Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

Risk Factors in Hedging Transactions. The following is a summary of certain risks associated with foreign currency hedging transactions:

Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.

Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

Judgment of the Adviser. Successful use of hedging instruments by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser will employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Except as described below, the 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

The 1940 Act’s limits summarized above do not apply to any J.P. Morgan Fund which is a fund of funds (“Fund of Funds”) such as the J.P. Morgan Investor Funds (the “Investor Funds”) or the JPMorgan SmartRetirement Funds or to other Funds, including the JPMorgan Access Funds, to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. Effective July 31, 2006, under Rule 12d1-1 under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule.

Pursuant to Rule 12d1-2 under the 1940 Act, effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and (G) of the 1940 Act.

Exchange Traded Funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or

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international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the S&P 500 Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

ETFs also may hold a portfolio of debt securities. For example, iShares Barclays 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Barclays Capital U.S. 1-3 Year Treasury Bond Index. Similarly, iShares iBoxx $ Investment Grade Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loan Assignments and Participations. Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans and bridge loans (“Junior Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential

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assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Lien Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans that are bridge loans or bridge facilities (“Bridge Loans”) are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans may be subordinate to other debt and may be secured or undersecured.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund

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invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund may originate loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the loans are negotiated with borrowers in private transactions. Such loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loan Assignments and Participations. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loan Assignments and Participations.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% (5% for the Money Market Funds) of a Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral, Subordination and Litigation Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value, whether as a result of bankruptcy proceedings or otherwise, could cause the Loan to be undercollateralized or unsecured. There may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan.

If an Obligor becomes involved in bankruptcy proceedings, a court may invalidate the Loan or the Fund’s security interest in loan collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or

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principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or the Senior Loan is subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest.

Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to

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obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Miscellaneous Investment Strategies and Risks

Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33-1/3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.

Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.

Exchange-traded notes (“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index

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remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Exemptive Relief to Invest in Financial Instruments. The SEC granted the J.P. Morgan Funds exemptive relief from Rule 12d1-2(a) under the 1940 Act, permitting funds relying on Rule 12d1-2, such as the JPMorgan SmartRetirement Funds, to make investments in financial instruments that may not be considered “securities” as defined in Section 2(a)(36) of the 1940 Act. Therefore, such Funds of Funds may invest directly in financial instruments in addition to other J.P. Morgan Funds and securities as permitted by the 1940 Act and Rule 12d1-2.

Impact of Large Redemptions and Purchases of Fund Shares. From time to time, shareholders of a Fund (which may include affiliates of the Adviser or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.

Government Intervention in Financial Markets. Recent instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.

Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral)

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and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

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•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•	The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•	The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program;

•	The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct

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investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

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Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than

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their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage Dollar Rolls. When a Fund enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. A Fund benefits to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or

•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend

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upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the

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excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to

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prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into

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these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

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Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations;

2.	obtaining funds for general operating expenses; and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

3.	industrial parks;

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4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

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There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;

2.	coupon rate;

3.	the financial condition of the issuer;

4.	general conditions of the municipal bond market;

5.	the size of a particular offering;

6.	the maturity of the obligations; and

7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities:

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these

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requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of

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such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions

A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

The Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

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Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Certain Funds will usually sell covered call options or cash-secured put options. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover

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requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price. As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

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Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Each Fund will earmark and reserve liquid assets in an amount equal to the current mark-to-market exposure, on a daily basis, of a futures contract that is contractually required to cash settle. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to have exposure to such instruments to a greater extent than if a Fund were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage, and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

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Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or

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expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

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Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) or (D) of the 1940 Act shall not apply for the Money Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The

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repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets, except as permitted by law.

Securities Lending

To generate additional income, certain Funds may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Certain Funds (generally some of the Funds with an investment strategy of investing primarily in U.S. equity securities) use Goldman Sachs Bank USA (formerly known as The Goldman Sachs Trust Company), doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as their securities lending agent. Pursuant to an agreement among Goldman Sachs, JPMorgan Chase Bank and certain Funds (the ”Third Party Securities Lending Agreement”), approved by the Board of Trustees, Goldman Sachs compensates JPMorgan Chase Bank for certain operational services, which may include processing transactions, termination of loans and recordkeeping, provided by JPMorgan Chase Bank. The other Funds (including certain other U.S. equity funds) that engage in securities lending use JPMorgan Chase Bank as their securities lending agent.

Pursuant to a securities lending agreement approved by the Board of Trustees between Goldman Sachs and the Trusts on behalf of certain J.P. Morgan U.S. equity funds (the “Goldman Sachs Agreement”), collateral for loans will consist only of cash. Pursuant to a securities lending agreement approved by the Board of Trustees between JPMorgan Chase Bank and certain Funds (the “JPMorgan Agreement”), collateral for loans will consist of cash. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Funds seek to earn interest on the investment of cash collateral in investments permitted by the applicable securities lending agreement. Under both the Goldman Sachs Agreement and the JPMorgan Agreement, cash collateral may be invested in Capital Shares of the JPMorgan Prime Money Market Fund. In addition, under the JPMorgan Agreement, certain Funds hold cash collateral investments (“Existing Investments”) which include variable and floating rate instruments and asset-backed securities as permitted by the applicable Fund’s Prospectuses or SAI. The JPMorgan Agreement that provides that JPMorgan Chase Bank shall notify the applicable Fund on any business day that JPMorgan Chase Bank determines that any of the Existing Investments can be sold at a value that approximates amortized costs and, if instructed by the Fund, sell such Existing Investments. Any proceeds from the Existing Investments including sale proceeds are credited to the applicable Fund’s account and may only be invested in Capital Shares of the JPMorgan Prime Money Market Fund.

Under the JPMorgan Agreement, JPMorgan Chase Bank performs a daily mark to market of the loaned security and requests additional cash collateral if the amount of cash received from the borrower is less than 102% of the value of the loaned security in the case of securities denominated in U.S. dollars and 105% of the value of the loaned security in the case of securities denominated in non-U.S. dollars subject to certain de minimis guidelines. Such de minimis guidelines provide that for a loan of U.S. dollar denominated securities, the aggregate value of cash collateral for such loan may be less than 102% but in no event less than 101.51% and for a loan of non-U.S. dollar denominated securities, the aggregate value of cash collateral held for such loan may be less than 105% but in no event less than 104.51%. Under the Goldman Sachs Agreement, Goldman Sachs marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities, Goldman Sachs requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest. Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

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Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. In addition, under the Goldman Sachs Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Goldman Sachs Agreement. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Short Selling

In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis

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guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed

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swaps (ABX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis“, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

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A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

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If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual

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on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds“, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such

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securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

Temporary Liquidity Guarantee Program (“TLGP”) Securities

In addition to those Funds that in the prospectus disclose investments in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its TLGP, announced on October 14, 2008, other Funds may invest in such securities as well. Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through either (i) the earlier of the maturity date of the debt or June 30, 2012, or (ii) for those entities participating in the extension of the program, the earlier of the maturity date of the debt or December 31, 2012 (for debt issued on or after April 1, 2009 through October 31, 2009). The interest on securities guaranteed by the FDIC under the TLGP may be subject to state and local income taxes.

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RISK MANAGEMENT

Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage, and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.

DIVERSIFICATION

Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Funds’ Prospectuses for information about whether a Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See ”Distributions and Tax Matters.”

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DISTRIBUTIONS AND TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. There may be other tax considerations applicable to particular shareholders. Except as otherwise noted in a Fund’s Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gain, net income and operating expenses therefore will be determined separately for each Fund.

Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs“, defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid—generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified

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publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”) or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “PFICs” and ”regular” partnerships are discussed in greater detail below.

If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

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Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

Fund Distributions

The Funds anticipate distributing substantially all of their net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued.

Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized, or (ii) realized but not distributed.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment that generated it, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain. Distributions of capital gain generally are made after applying any available capital loss carryovers. For taxable years beginning before January 1, 2011, the long-term capital gain tax rate applicable to most individuals is 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets). It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet certain holding-period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet certain holding-period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period

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beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is equal to or greater than 95% of its ”gross income“, then 100% of the Fund’s dividends (other than dividends that are properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as ”qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding-period and other requirements with respect to shares of the underlying fund.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends of net investment income received by corporate shareholders (other than shareholders that are S corporations) of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. However, any distributions received by a Fund from real estate investment trusts (“REITs”) and PFICs will not qualify for the corporate dividends-received deduction.

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Sale or Redemption of Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 generally is taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Fund Investments

Certain investments of the Funds, including transactions in options, swaptions, futures contracts, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities, including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of each Fund and its shareholders.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by the Funds are sold at an original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in

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inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may accelerate income recognition and result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Fund does not dispose of the MLP, the Fund likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund

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shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund might invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPS”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued (but may apply with retroactive effect) a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the Funds, will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, because the Code provides that excess inclusion income is ineligible for treaty benefits, a regulated investment company must withhold tax on excess inclusions attributable to its foreign shareholders at a 30% rate of withholding, regardless of any treaty benefits for which a shareholder is otherwise eligible.

Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the U.S., a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose

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means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.

If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that invests indirectly in PFICs by virtue of the fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make such elections; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investment in Other Funds

If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to the wash-sale rules, certain related-party transactions rules may cause any losses generated by the Fund on the sale of an underlying fund’s shares to be deferred (or, in some cases, permanently disallowed) if a Fund and the underlying fund are part of the same “controlled group” (as defined in Section 267(f) of the Code) at the time the loss is recognized. For instance, for these purposes, a Fund and an underlying fund will be part of the same controlled group if the Fund owns more than 50% of the total outstanding voting securities of the underlying fund.

As a result of the foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character

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of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income“, then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income“, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as receiving a Section 301 distribution taxable as a dividend to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. Each Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. The Fund may not include in its calculations the value of foreign securities held indirectly through an underlying fund to reach this 50% threshold.

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Foreign Shareholders

The Funds are not intended for foreign shareholders, except for shareholders of Class M Shares.

Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to

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the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the shares constitute ”U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. (However, absent legislation, after December 31, 2009, this “look-through” treatment for distributions by the Fund to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such

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distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, with respect to open-end funds, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2009, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2009, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its shares as described above. It is currently unclear whether Congress will extend this exemption from withholding beyond December 31, 2009.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in a Fund should consult their tax advisers in this regard.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.

Foreign Taxes

Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code and the Treasury Regulations issued thereunder, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does not make the above election or if more than 50% of its assets at the end of the year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

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The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Exempt-Interest Dividends

Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund, but an investment in such a Fund may result in liability for federal and state alternative minimum taxation and may be subject to state and local taxes.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held for six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such legislation or litigation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current federal, state and local law on exempt-interest dividends.

State and Local Tax Matters

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxation. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules of U.S. federal income tax in many respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for

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residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

TRUSTEES

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Independent Trustees
William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972–2000).	141	None.

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985–present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974–present).	141	Director, Cardinal Health, Inc (CAH) (1994–present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present).

Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	141	Director, New Plan Excel (NXL) (1999–2005); Director, National Financial Partners (NFP) (2003–2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President–Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	141	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2000–2008); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	141	Director, Center for Deaf and Hard of Hearing (1990–present).

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	141	Trustee, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985– 2001).	141	Director, Radio Shack Corp. (1987–2008); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002– 2010 ); President, Kenyon College (1995–2002).	141	Trustee, American University in Cairo (1999–present); Trustee, Carleton College (2002–2010).

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka Inc. (formerly, Lumelite Corporation) (plastics manufacturing) (2003– present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	141	Trustee, Morgan Stanley Funds (165 portfolios) (1992–present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000–present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000–2009); Chief Investment Officer, Wabash College (2004–present); Director of Investments, Eli Lilly and Company (pharmaceuticals)(1988–1999).	141	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	141	None.

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Interested Trustees
Frankie D. Hughes** (1952); Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–present).	141	Trustee, The Victory Portfolios (2000–2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	141
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catharine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (141 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley, Head of Corporate Responsibility for JPMorgan Chase, has served as a member of the Board of Trustees of Northwestern University since 2005. JPMIM, SC-R&M, HCM and JFIMI, investment advisers and sub-advisers to the Funds, are direct or indirect, wholly-owned/majority-owned subsidiaries of JPMorgan Chase. The Funds’ distributor, JPMDS, is a direct, wholly-owned subsidiary of JPMorgan Chase.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

Qualifications of Trustees

The Board’s Governance Committee is responsible for selection and nomination of persons for election or appointment as Trustees The Governance Committee and Board have evaluated each Trustee both individually and in the broader context of the Board’s overall effectiveness. The following is a description of the factors considered by the Governance Committee and the Board in concluding that each Trustee should serve as Trustee of the Funds. The Governance Committee and the Board considered the commitment that each Trustee has demonstrated in serving on the Board including the significant time each Trustee has devoted to preparing for meetings and the active engagement and participation of each Trustee

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at Board meetings. The Governance Committee and the Board also considered the character of each Trustee and their commitment to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board also considered the contributions that each Trustee has made to the Board in terms of experience, leadership, independence and the ability to work well with other Board members.

The Governance Committee and the Board noted the additional experience that each of the Trustees has gained with respect to registered investment companies as a result of his or her service on the Board. The Funds overseen by the Board represent almost every asset class, including: (1) fixed income funds including traditional bond funds, municipal bond funds, high yield funds, government funds and emerging market debt funds; (2) money market funds; (3) international, emerging market and country/region funds; (4) equity funds including small, mid and large capitalization funds and value and growth funds; (5) index funds; (6) funds of funds, including target date funds; and (7) specialty funds including market neutral funds and funds that invest in real estate securities. The Governance Committee and the Board also considered the experience that each Trustee had with respect to reviewing agreements with the Funds’ service providers including the Advisers, custodian, fund accountant and securities lending agents.

The Governance Committee and the Board also considered the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. See ”Leadership Structure and Oversight” and “Standing Committees.” The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee and a Fixed Income Sub-Committee. Different members of the Investments Committee serve on the sub-committee with respect to each asset type thereby allowing the Board to effectively evaluate information for each of the Funds in the complex in a focused, disciplined manner.

The Governance Committee also considered the operational efficiencies achieved by having a single Board for all of the registered investment companies overseen by the Advisers and their affiliates as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of Bank One Corporation or JPMorgan Chase & Co. (known respectively as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).

In reaching its conclusion that each Trustee should serve as a Trustee of the Funds, the Board also considered the experience as set forth above and the following additional specific qualifications, contributions and experience of each Trustee:

William J. Armstrong: Mr. Armstrong has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 1987. Mr. Armstrong is also the Chairman of the Audit and Valuation Committee and is the Fund’s Audit Committee Financial Expert. As Chairman of the Audit and Valuation Committee, Mr. Armstrong has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Armstrong also serves on the Money Market and Alternative Products Sub-Committee.

John F. Finn. Mr. Finn has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1998. Mr. Finn also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Finn has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Finn also serves on the Equity Sub-Committee.

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Dr. Matthew Goldstein. Dr. Goldstein has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Dr. Goldstein serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the J.P. Morgan Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, and oversight and review of matters with respect to service providers to the Funds. Dr. Goldstein also serves as the Chairman of the Money Market and Alternative Products Sub-Committee.

Robert J. Higgins. Mr. Higgins has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2002. Mr. Higgins serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Higgins has participated in the appointment of the Fund’s independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Higgins also serves as Chairman of the Equity Sub-Committee.

Peter C. Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005. Mr. Marshall was also the Chairman of the heritage One Group Mutual Funds Board, serving as a member of such Board since 1985. Mr. Marshall was also an Audit Committee Financial Expert for the heritage One Group Mutual Funds. Mr. Marshall serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, and oversight and review of matters with respect to service providers to the Funds. Mr. Marshall also serves as a member of the Money Market and Alternative Products Sub-Committee.

Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1999. Ms. McCoy is the Chairman of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. McCoy also serves as a member of the Equity Sub-Committee.

William G. Morton, Jr. Mr. Morton has served on the Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Mr. Morton also serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, and oversight and review of matters with respect to service providers to the Funds. Mr. Morton also serves on the Equity Sub-Committee.

Robert A. Oden, Jr. Mr. Oden has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1997. Mr. Oden is a member of the Fixed Income Sub-Committee. Mr. Oden is also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ and the J.P. Morgan Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Fergus Reid III. Mr. Reid has served as the Chairman of the Board since 2005 and was Chairman of the heritage J.P. Morgan Funds Board, serving as a member of such Board since 1987. Mr. Reid is the Chairman of the Governance Committee. As Chairman of the Governance Committee, he has participated

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in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting Funds, and oversight and review of matters with respect to service providers to the Funds.

Frederick W. Ruebeck. Mr. Ruebeck has served on the Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1994. Mr. Ruebeck is the Chairman of the Fixed Income Sub-Committee. Mr. Ruebeck also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Ruebeck has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

James J. Schonbachler. Mr. Schonbachler has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2001. Mr. Schonbachler is a member of the Fixed Income Sub-Committee. The Fixed Income Sub-Committee is responsible for fixed income funds. Mr. Schonbachler also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Schonbachler has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

Frankie D. Hughes. Ms. Hughes has served on the Board since 2008. Ms. Hughes is a member of the Fixed Income Sub-Committee. Ms. Hughes is also a member of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Leonard M. Spalding, Jr. Mr. Spalding has served on the Board since 2005 and was a Trustee of the heritage J.P. Morgan Funds since 1998. Mr. Spalding is the Chairman of the Investments Committee. Mr. Spalding is also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Board Leadership Structure and Oversight

Mr. Reid, an independent Trustee, serves as Chairman of the Board. Patricia Maleski serves as President of the Funds. Ms. Maleski is not a director. The Chairman’s role is separated from that of the President to allow the Board to function independently from the Advisers in the exercise of the Board’s fiduciary duty to the Funds and their shareholders. In this respect, Mr. Reid’s experience as Chairman of Board as well as his independence from the Advisers and their affiliates allows him to carry out his leadership duties as Chairman with objectivity.

In addition, the Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Funds in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee, and a Fixed Income Sub-Committee. The Board has determined that the leadership and committee structure is appropriate for the Funds and allows the Board to effectively and efficiently evaluate issues that impact the J.P. Morgan Funds as a whole as well as issues that are unique to each Fund.

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The Board and the Committees take an active role in risk oversight including the risks associated with registered investment companies including investment risk, compliance and valuation. In connection with its oversight, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Advisers, the Administrator, and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of J.P. Morgan Asset Management 1 (“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.

In addition, the Board and its Committees work on an ongoing basis in fulfilling the oversight function. At each quarterly meeting, each Investment Sub-Committee meets with representatives of the Advisers as well as an independent consultant to review and evaluate the ongoing performance of the Funds. Each Investment Sub-Committee reports these reviews to the full Board. The Board also receives a report from the Audit and Valuation Committee at each of its quarterly meetings. The Audit and Valuation Committee is responsible for oversight of the performance of the Fund’s audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Funds’ corporate governance obligations, Fund service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure. Additional information about each of the Committees is included below in “Standing Committees.”

1 J .P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Standing Committees

The Board of Trustees has four standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, and the Investments Committee.

The members of the Audit and Valuation Committee are Messrs. Armstrong (Chair), Finn, Higgins, Ruebeck and Schonbachler. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated valuation responsibilities to any member of the Committee to respond to inquiries on valuation matters and participate in fair valuation determinations when the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board. Prior to November 18, 2009, the Board delegated these valuation responsibilities to a Valuation Sub-Committee of the Audit Committee.

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The members of the Compliance Committee are Ms. McCoy (Chair) and Ms. Hughes and Messrs. Oden and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.

The members of the Governance Committee are Messrs, Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee); and (ix) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trusts at each Trust’s principal business address.

Each member of the Board, except Mr. Reid, serves on the Investments Committee and Mr. Spalding acts as Chairperson. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Funds, the sub-committee members are Messrs. Ruebeck (Chair), Oden and Schonbachler and Ms. Hughes. For the Money Market Funds and Alternative Products, the sub-committee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

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For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES — Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES — Ownership of Securities” in Part I of this SAI.

Trustee Compensation

The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of JPMT I, JPMT II, Undiscovered Managers Funds, JPMMFG, JPMFMFG. and JPMMFIT, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES — Trustee Compensation” in Part I of this SAI.

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OFFICERS

The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Patricia A. Maleski (1960), President and Principal Executive Officer (2010)
Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, J.P. Morgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)
Assistant Treasurer from 2009 to 2010; Vice President, JPMorgan Funds Management, Inc. since December 2008; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)
Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)
Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase, Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
John T. Fitzgerald (1975), Assistant Secretary (2008)	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.
Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008
Brian L. Duncan (1965), Assistant Treasurer (2008)*
Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP — Trustees and Officers” in Part I of this SAI.

INVESTMENT ADVISERS AND SUB-ADVISERS

Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Funds, except for the U.S. Real Estate Fund. SC-R&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II. HCM serves as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS — Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

J.P. Morgan Investment Management Inc. JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the

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“JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 245 Park Avenue, New York, NY 10167.

Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the ”Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value Fund, Short Term Bond Fund II and Growth Advantage Fund). The continuation of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2009.

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The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Prior to January 1, 2010, JPMIA served as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the “JPMIA Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment adviser for the applicable Funds under the JPMIA Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the JPMIA Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.

Subject to the supervision of a Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JPMIA Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JPMIA Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

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Security Capital Research & Management Incorporated (“SC-R&M”). Security Capital Research & Management Incorporated (“SC-R&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SC-R&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SC-R&M is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc.

SC-R&M makes the investment decisions for the assets of the U.S. Real Estate Fund. SC-R&M also reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees. SC-R&M is located at 10 South Dearborn Street, Suite 1400, Chicago, IL 60603.

The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The continuation of the Real Estate Fund Investment Advisory Agreement was approved by the Board of Trustees at its meeting in August 2009.

The Real Estate Fund Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JF International Management Inc. (“JFIMI”). JPMIM has entered into two investment sub-advisory agreements with JFIMI, one agreement with respect to the Asia Equity Fund and one agreement with respect to the China Region Fund and India Fund (the “JFIMI Sub-Advisory Agreements”) pursuant to which JFIMI serves as investment sub-adviser to such Funds. JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly- owned subsidiary of J.P. Morgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. (“JPMAMH”). JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreements, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreements, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The applicable JPMIM Advisory Agreement provides that JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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As compensation for the services rendered and related expenses borne by JFIMI, under the applicable JFIMI Sub-Advisory Agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.50% per annum, on the average daily net assets value of the assets of the Asia Equity Fund, and at the rate of 0.60% per annum on the average daily net asset value of the assets of the China Region Fund and the India Fund.

The JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund provides that it will continue in effect, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund provides that it will continue in effect for an initial two-year period and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

Each JFIMI Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Highbridge Capital Management, LLC (“HCM”). HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is wholly owned by JPMorgan Asset Management Holdings Inc.

HCM is an international asset management firm specializing in non-traditional investment management strategies. HCM has approximately 300 employees, including approximately 100 investment professionals. The firm is based in New York, with offices in London, Hong Kong and Tokyo. HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 1.00 % of the Highbridge Dynamic Commodities Strategy Fund’s average daily net assets and 1.50% of the Highbridge Statistical Market Neutral Fund’s average daily net assets.

The HCM Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund, or their shareholders, for any error of judgment or

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mistake of law or for any losses sustained by JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund or their shareholders, except in the case of HCM’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement. The continuation of the HCM Sub-Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

J.P. Morgan Private Investments, Inc. (“JPMPI”). JPMPI has been engaged by JPMIM to serve as investment sub-adviser to the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “JPMPI Sub-Advisory Agreement”). JPMPI is a wholly owned subsidiary of JPMorgan Chase & Co. JPMPI is located at 270 Park Avenue, New York, NY 10017.

JPMPI is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 0.95% of the portion of each of the JPMorgan Access Balanced Fund’s and JPMorgan Access Growth Fund’s average daily net assets managed by JPMPI.

The JPMPI Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

The JPMPI Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days’ written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the JPMPI Sub-Advisory Agreement, JPMPI is not liable to JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund or their shareholders, except in the case of JPMPI’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the JPMPI Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

The chart in Part I of this SAI (excluding the Money Market Funds) entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential

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conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds, to the JPMorgan SmartRetirement Funds (the ”JPMorgan SmartRetirement Funds”) and to the Investor Funds. The JPMorgan SmartRetirement Funds and the Investor Funds and certain other Funds (“Investing Funds”) may invest in shares of the Funds (other than the Investing Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the Investing Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the Investing Funds among the Funds. Purchases and redemptions of Fund shares by an Investing Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by an Investing Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that the portfolio managers for the Investing Funds also serve as portfolio managers for any of the Funds, the portfolio managers may have regular and continuous access to the holdings of such Funds. In addition, the portfolio managers of the Investing Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures that seek to manage conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the

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Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain accounts may vary, particularly because for certain accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual. Furthermore, for certain of these accounts, the automated system processes each account’s transactions independent of those for the other accounts. For its other accounts, HCM has implemented policies and procedures to ensure the fair and equitable execution of trade orders, including the use of independent trading functions as a rotational trading methodology.

Fees earned by JPMPI for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes, the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and JPMC’s Code of Conduct.

For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS — Ownership of Securities” in Part I of this SAI.

PORTFOLIO MANAGER COMPENSATION

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter

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time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI, or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

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PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See ”Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v)

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effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, the allocation procedure might not permit a Fund to participate in the benefits of the aggregated trade.

If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a

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single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.

Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. The Funds receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. However, the Funds, other than the U.S. Equity Funds and JPMorgan Market Neutral Fund, do not participate in soft dollar arrangements for market data services and third-party research.

The U.S. Equity Funds (except the JPMorgan Equity Index Fund and JPMorgan Market Expansion Index Fund), JPMorgan Research Market Neutral Fund , JPMorgan Realty Income Fund, JPMorgan Research Equity Long/Short Fund, JPMorgan Tax Aware Disciplined Equity Fund and JPMorgan Tax Aware U.S. Equity Fund participate in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by the U.S. Equity Funds will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).

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SC-R&M does not enter into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SC-R&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SC-R&M is active, namely in the case of real estate securities. In addition, SC-R&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

Under HCM’s policy, HCM has the power and authority to establish and maintain accounts on behalf of its clients with, and issue orders for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the Securities Exchange Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients — even if the brokerage commissions paid are higher than the lowest available — as long as (among certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES — Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES — Securities of Regular Broker-Dealers” in Part I of this SAI.

ADMINISTRATOR

JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMFM. Additionally, JPMFM serves as the administrator to the JPMorgan SmartRetirement Funds pursuant to an agreement effective May 5, 2006 (the “SmartRetirement Administration Agreement”), between JPMT I, on behalf of the JPMorgan SmartRetirement Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

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Pursuant to the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the SmartRetirement Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan Chase, began serving as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Funds’ Sub-administrator.

If not terminated, the Administration Agreement and the SmartRetirement Administration Agreement continue in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SmartRetirement Administration Agreement or interested persons of any such party. The Administration Agreement and the SmartRetirement Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SmartRetirement Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

The Administration Agreement and the SmartRetirement Administration Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the series of J.P. Morgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex, including the series of the former One Group Mutual Funds.

With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the J.P. Morgan Funds Complex over $100 billion. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex including the series of the former One Group Mutual Funds.

With respect to the Investor Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds in the J.P. Morgan Funds Complex, 0.075% of the Investor Funds’ average daily net

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assets between $500 million and $1 billion and 0.05% of the Investor Funds’ average daily net assets in excess of $1 billion.

JPMFM does not charge a fee for providing administrative services to the JPMorgan SmartRetirement Funds under the SmartRetirement Administration Agreement, but does receive fees for its services to the underlying funds.

For details of the administration and administrative services fees paid or accrued, see “ADMINISTRATOR — Administration Fees” in Part I of this SAI.

DISTRIBUTOR

Since February 19, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 245 Park Avenue, New York, NY 10167.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).

For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR — Compensation paid to JPMDS” in Part I of this SAI.

DISTRIBUTION PLAN

Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class M Shares, Class R2 Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the ”Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectuses. The Institutional Class Shares, Select Class Shares, Class R5 Shares, Ultra Shares, Premier Shares, Capital Shares, Direct Shares and Agency Shares of the Funds have no Distribution Plan.

JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the

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preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A, Class B, Class C Shares and Class R2 Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets. Class R2 Shares of the Funds pay a Distribution Fee of 0.50% of average daily net assets. Class B and Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund, Limited Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares or 0.50% annualized of the average daily net asset value of the Class R2 Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A Shares and Class R2 Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

Class M Shares. Short Term Bond Fund II Class M Shares pay a Distribution Fee of up to 0.35% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class M Shares of the Short Term Bond Fund II of up to 3.00% of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.30% annualized of the average daily net asset value of Class M Shares maintained in the Short Term Bond Fund II by such broker-dealers’ customers up to $1 billion, and 0.35% of the daily net asset value in excess of $1 billion.

Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such

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broker-dealers’ customers. With respect to Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the ”compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not ”interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

For details of the Distribution fees that the Funds paid to or that were accrued by JPMDS, see “DISTRIBUTOR — Distribution Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

To generate additional income, certain Funds may lend up to 33-1/3% of their total assets pursuant to agreements (“Borrower Agreements”) requiring that the loan be continuously secured by cash or U.S.

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Treasury securities. JPMorgan Chase Bank, an affiliate of the Funds, and Goldman Sachs serve as lending agents pursuant to the JPMorgan Agreement and the Goldman Sachs Agreement, respectively.

Under the Goldman Sachs Agreement and the JPMorgan Agreement, Goldman Sachs Agency Lending and JPMorgan Chase Bank, respectively, acting as agents for certain of the Funds, loan securities to approved borrowers pursuant to Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the JPMorgan Agreement or the Goldman Sachs Agreement. The Fund retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Goldman Sachs Agreement, Goldman Sachs is entitled to a fee equal to a percentage of the earnings on loans of securities. For purposes of this calculation, earnings shall mean: (a) the earnings on investments of cash collateral including waivers and reimbursements made by the Fund’s adviser or its affiliates for the benefit of the Fund that are related solely to investments of cash collateral less (b) the cash collateral fees paid to borrowers in connection with cash collateral. Pursuant to the Third Party Securities Lending Agreement, JPMorgan Chase Bank’s compensation is paid by Goldman Sachs. Under the JPMorgan Agreement, JPMorgan Chase Bank is entitled to a fee, monthly in arrears, equal to (i) 0.03% of the average dollar value of loans of U.S. securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month. The purpose of these fees under the JPMorgan Agreement is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (the “JPMorgan Custody Agreement”), JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SmartRetirement Funds. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Advisers.

With respect to the JPMorgan SmartRetirement Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SmartRetirement Funds, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017, effective May 5, 2006 (the “SmartRetirement Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent for the JPMorgan SmartRetirement Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and expenses under the SmartRetirement Custody Agreement for custody and fund accounting are paid by JPMFM.

CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES

For custodian services, each Fund (other than the JPMorgan SmartRetirement Funds) pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009 % and 0.35 % of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $ 2.50 and $ 80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

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For custodian services for the JPMorgan SmartRetirement Funds, JPMFM pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009 % and 0.35 % of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $ 2.50 and $ 80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMFM shall also pay JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

JPMorgan Chase Bank also is paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world.

In addition, JPMorgan Chase Bank provides derivative servicing with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of up to $40 per new contract, a fee of up to $10 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of up to $0.40 per contract per day for position management services.

With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement and the SmartRetirement Custody Agreement. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire J.P. Morgan Funds Complex (which shall be defined to include any 1940 Act fund, commingled funds or Rule 3c-7 fund which is advised or subadvised by an entity which is a wholly-owned subsidiary of JPMorgan Chase & Co.) shall be used.

Money Market Funds:
Tier One	First $250 billion	0.00 14%
Tier Two	Over $250 billion	0.0010%

U.S. Fixed Income Funds:
Tier One	First $25 billion	0.00 40%
Tier Two	Next $35 billion	0.00 25%
Tier Three	Over $60 billion	0.00 20%

U.S. Equity Funds:
Tier One	First $ 25 billion	0.00 35%
Tier Two	Next $ 35 billion	0.00 20%
Tier Three	Over $ 60 billion	0.00 15%

International Funds:
Tier One	First $12.5 billion	0.00 50%
Tier Two	Over $12.5 billion	0.00 40%

Emerging Markets Funds:
Tier One	First $12.5 billion	0.00 60%
Tier Two	Over $12.5 billion	0.00 50%

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Other Fees:
Multi-Managed Funds (per manager)	$ 10 ,000
Fund of Funds	$15,000
Short Extension Portfolio Services	$70,000
Additional Share Classes	$2,000
(For Funds of Funds, this additional class expense applies after the third class.)

Minimums:
(except for Fund of Funds)
U.S. Equity Funds	$20,000
U.S. Fixed Income Funds	$2 5 ,000
Money Markets Funds	$1 5 ,000
International Funds	$35 ,000
Emerging Markets Funds	$40,000
Highbridge Statistical Market
Neutral Fund and
Highbridge Dynamic Commodities
Strategy Fund	$30,000

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and

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SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trusts’ website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

Fees earned by J.P. Morgan Private Investments Inc. (JPMPI, the Subadviser for the J.P. Morgan Access Funds) for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and J.P. Morgan Chase and Co.’s Code of Conduct.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “SHAREHOLDER SERVICING — Shareholder Services Fees” in Part I of this SAI.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

The initial term of the Shareholder Servicing Agreement was until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

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For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the J.P. Morgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the J.P. Morgan Funds Privacy Policy provided with your Prospectus, and also available on the J.P. Morgan Funds website at www.jpmorganfunds.com.

EXPENSES

Except for the JPMorgan SmartRetirement Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

With respect to the JPMorgan SmartRetirement Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, SC-R&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

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FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS, JPMIM or their affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “other cash compensation”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above any sales charges (including 12b-1 fees), shareholder servicing, sub-transfer agency or networking fees which are disclosed elsewhere in the Funds’ prospectuses or in this SAI. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives and/or for training and educating a Financial Intermediary’s employees. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may pay Financial Intermediaries an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”). JPMIM and its affiliates may pay any ticket charges applied to Fund shares.

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Other cash compensation payments made by JPMDS, JPMIM and/or their affiliates may be different for different Financial Intermediaries and may vary with respect to the type of fund (e.g., equity fund or fixed income fund) sold by the Financial Intermediary. Other cash compensation payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. Other cash compensation payments are always made only to the firm, never to individuals.

For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their other cash compensation arrangements, see “FINANCIAL INTERMEDIARIES — Other Cash Compensation” in Part I of this SAI.

To the extent permitted by the FINRA regulations, JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries or due diligence meetings.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, Financial Intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over the other share classes.

Finders’ Fees. JPMDS may pay Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds a finder’s fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

For details of finders’ fee commissions paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

For details of the finder’s fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

TRUST COUNSEL

The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trusts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

The NAV of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to such class, divided by the number of outstanding shares of such class. The following is a discussion of the procedures used by the Funds in valuing their assets.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed. The Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Board that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities shall generally be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued.

For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM EST.

Securities of open-end investment companies are valued at their respective NAVs.

Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by Board approved independent or affiliated third party pricing services or broker/dealers of comparable securities. It is anticipated that such pricing services and broker/dealers will generally provide bid-side quotations.

Certain fixed income securities, in accordance with the Funds’ pricing procedures, may be valued by PricingDirect Inc., an affiliate of the Funds’ Adviser. PricingDirect Inc. provides these prices to other affiliated and non-affiliated entities for pricing purposes and the Funds are charged rates that are

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comparable to those charged to other affiliated or non-affiliated entities. The fixed income valuation prices provided by Bear Stearns to the Funds are the same prices that are provided to other affiliated and non-affiliated entities.

Emerging market debt securities, in accordance with the Funds’ pricing procedures, may be valued using market quotations provided by Emerging Markets Research, a pricing product supplied by JPMorgan Securities, Inc., an affiliate of the Funds’ Adviser. This product is supplied to other affiliated and non-affiliated entities for pricing purposes. All parties, including the Funds, are provided access to this product at no charge and the prices reflected are the same prices used to price the securities that comprise the J.P. Morgan Emerging Markets Bond Indices.

Generally, short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days.

Swaps shall generally be valued by a Board-approved independent or affiliated pricing service or at an evaluated price provided by a counterparty or third-party broker. Certain swaps, in accordance with the Funds’ pricing procedures, may be valued by J.P. Morgan Worldwide Securities Services Global Derivatives Services (“GDS”), a service offering within JPMorgan Chase Bank, an affiliate of the Funds’ Adviser or by Bear Stearns. These services are supplied to other affiliated and non-affiliated entities for pricing purposes and the Funds are charged rates that are comparable to those charged to other affiliated or non-affiliated entities. The swap valuation prices provided by GDS and Bear Stearns to the Funds are the same prices that are provided to other affiliated and non-affiliated entities. Futures, options and other derivatives are valued on the basis of available market quotations.

The Money Market Funds’ portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviation, such as changing a Fund’s dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from Funds management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

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DELAWARE TRUSTS

JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

MASSACHUSETTS TRUSTS

JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. Short Term Bond Fund II is a separate and distinct series of JPMMFG, and the Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each

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of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

JPMMFG and JPMMFIT shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

MARYLAND CORPORATION

JPMFMFG. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

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DESCRIPTION OF SHARES

Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See ”Delaware Trusts.”

The Declarations of Trust of JPMT I and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

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The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Shares of JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are open-end, management investment companies each organized as a Massachusetts business trust. The Short Term Bond Fund II represents a separate series of shares of beneficial interest of JPMMFG and the Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. See “Massachusetts Trust.”

The Declarations of Trust of JPMMFG and JPMMFIT permit the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of the Funds are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFG and JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It

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is the intention of JPMMFG and JPMMFIT not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFG and JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFG and JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFG’s or JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so

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declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFG and JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges“.

Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 812,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see ”PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating

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and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney—client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. With regard to the Money Market Funds, beginning in October 2010, not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, beginning in December 2010, not later than five business days after the end of each calendar month, each Money Market Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P. Morgan Funds’ website from time to time.

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PROXY VOTING PROCEDURES AND GUIDELINES

The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities

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for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM and SC-R&M also considers the cost of voting in light of the expected benefit of the vote.

•	Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change. The Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•	The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•	The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•	The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, the Adviser will generally vote against such proposals and vote for revoking existing plans.

•	Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•	With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) the Adviser’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

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•	The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•	The Adviser votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Adviser votes against proposals for a super-majority vote to approve a merger.

•	The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•	The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•	The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to portfolio securities of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

Introduction/General Principles. The Firm exercises voting authority over Client proxies with one important consideration in mind: to ensure that the Firm votes proxies in the best interests of Clients. The Firm will make copies of these proxy voting policies and procedures available upon request to Clients and, when the Client is a Fund, to the investors in that Fund. The Firm has engaged ISS to review and vote proxies on behalf of the Firm and its Clients. The Firm has instructed its prime brokers and custodians of Firm or Client securities to forward to ISS all proxies received in connection with securities of the Firm or its Clients held by such prime brokers or custodians. Firm personnel who receive a proxy statement will forward it to the Compliance Officer or her designee, who will forward it on to ISS. ISS is responsible for making sure proxies are voted in a timely manner. Any question with respect to voting in such situations should be referred to the Compliance Officer, or her designee. ISS determines how to vote proxies on behalf of the Firm and its Clients pursuant to predetermined guidelines and will post its proposed vote on its website. The firm has access to the ISS website and will be able to regularly review a record of the proxies and votes cast.

Voting by the Firm. The Head of Operations, together with the appropriate Portfolio Manager or Trader, may determine to vote a particular proxy in a manner differing from the proposed vote of ISS as displayed on the ISS website. Notice shall be given to the Compliance Officer, or her designee should the Head of Operations, together with the appropriate Portfolio Manager determine to vote a particular proxy in a manner different from the proposed vote of ISS. Neither

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the Compliance Officer nor the Head of Operations may alter an ISS proposed vote should the Portfolio Manager or the Firm have a material conflict of interest with the Client whose securities are the subject of the vote.

Resolving Conflicts of Interest. A material conflict of interest may arise if the Firm, the Portfolio Manager or a Supervised Person has a substantial business or personal relationship with the company that is the subject of the proxy or a proponent of a proxy proposal and the failure to vote in favor of management or the proponent could harm the Firm’s relationship with such persons. Should a Portfolio Manager or any other Supervised Person have a question as to whether a particular proxy vote would give rise to a material conflict of interest, the Portfolio Manager or Supervised Person should contact the Compliance Officer. The Compliance Officer will consult with the CFO, Head of Operations, Portfolio Managers and the other Firm personnel with knowledge of the potential conflict and determine whether a material conflict exists and resolve the conflict in the best interest of the Client. Material conflicts of interest between the Firm, its personnel and its Clients will be resolved as follows:

1.  Where the conflict of interest is a conflict involving the Firm, the firm will abstain from changing the ISS vote determination on the website;

2.  Where the conflict of interest is a personal conflict involving the Portfolio Manger, the Portfolio Manger will abstain from the voting decision, and the HCM Compliance Officer, after consultation with the HCM CFO, will determine whether to vote the proxy or allow ISS to vote the proxy.

Confirming Independence of ISS. The Firm has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has represented that it will not provide this service in connection with any proxy concerning a company for which it provides substantial services, or it otherwise has a relationship which would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s Clients. The Firm has no affiliation or material business, professional or other relationship with ISS. ISS has also undertaken to inform the Compliance Officer, or her designee, or any relationship it has or may have in the future with any company for which ISS proposes to provide proxy voting recommendations (including any compensation received or to be received from such company).

Recordkeeping. The Firm must retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) a list of the proxy statements received and forwarded to ISS regarding Client securities; (iii) records of votes cast by ISS and the Firm on behalf of Clients; (iv) records of Client requests for proxy voting information; (vii) any records relating to the qualifications of ISS and how it addresses material conflicts of interest; and (vii) records relating to how the Firm addressed material conflicts of interest. The information should be retained by the HCM’s Head of Operations and copies should be sent to the HCM’s Compliance Officer, or her designee.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

ADDITIONAL INFORMATION

A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting

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shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” of the Trust, a particular Fund or a particular class of a Fund means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund, or (b) 67% or more of the shares of the Trust, such Fund or such class of such Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund are represented in person or by proxy. Otherwise, the declaration of trust, articles of incorporation or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the shares of the Trust, such Fund or such class of such Fund, as applicable, shall decide the question.

Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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APPENDIX A— PURCHASES, REDEMPTIONS AND EXCHANGES

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

An investor may buy (or redeem) shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling J.P. Morgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value“. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

Except as provided in a Fund’s prospectus, and subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (iii) JPMorgan Tax Aware Disciplined Equity Fund, (iv) JPMorgan Tax Aware U.S. Equity Fund, (v) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (vi) JPMorgan International Equity Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange (the “Exchange”) is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the Exchange is open for business or when a Money Market Fund elects to remain open when the Exchange is closed but the Federal Reserve Bank of New York is open. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in a Fund as of such time on the following day the Exchange is open for trading or, for a Money Market Fund, the following day the Money Market Fund is open.

The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the J.P. Morgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the J.P. Morgan Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other J.P. Morgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the J.P. Morgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Prime Money Market Fund and Liquid Assets Money Market Fund) when:

(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

In addition, if the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Money Market Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of a Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Redemption Fees. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. However, shares of certain Funds identified as charging redemption fees in their

Prospectuses and held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC.

The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective trust fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60 day holding period.

This 2% discount, referred to in the above listed Funds’ Prospectuses and this SAI as a redemption fee, directly affects the amount a Shareholder who is subject to the discount receives upon redemption or exchange. It is intended to offset the brokerage commissions, capital gains impact and administrative and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its affiliates and does not economically benefit a Fund’s Adviser in any way. The above listed Funds reserve the right to modify the terms of or terminate this fee at any time.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund. Partial redemptions will still be subject to a redemption fee,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program, including those within an employer-sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (“QDIA”).

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. A Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee.

The redemption fee does not apply when a Fund exercises its right to liquidate accounts falling below the minimum account size or when a Fund redeems shares to collect an applicable subminimum account fee. The redemption fee will not apply to shares obtained through operation of the conversion feature applicable to the Class B shares even if they are redeemed within 60 days of conversion. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Financial Intermediaries may have a lower minimum or no minimum for charging redemption fees.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market times, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to identify accounts that should be charged a redemption fee and to collect any redemption fees owed to the Funds.

For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund (“free shares”) will be treated as redeemed first. After a Shareholder’s free shares have been used up, shares will be redeemed on a first-in, first-out basis.

Applicability of Excessive Trading Limits and Redemption Fees to J.P. Morgan Investor Funds, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, and JPMorgan SmartRetirement Fund Transactions. For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, and any future series designated as a JPMorgan SmartRetirement Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

Additional Information About Class B and Class C Shares. The Distributor pays a commission of 1.00% of the offering price on sales of Class C Shares (other than the Short Duration Bond Fund, the Short-Intermediate Municipal Bond Fund, and the Limited Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays for Class B and Class C Shares.

If an investor redeems Class C Shares and then uses that money to buy Class C Shares of a J.P. Morgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase or such other applicable yearly anniversary. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i)	monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii)	quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and/or redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

APPENDIX B — DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

Standard & Poor’s Corporation (“S&P”)

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely pament of financial obligations.

F3	FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.

B	SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.

RD	RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations. Applicable to entity ratings only.

D	Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Moody’s Investors Service, Inc. (“Moody’s”)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Dominion Bond Rating Service (“DBRS”)

The DBRS short-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity..

R-1 (high)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high)

rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)
Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4
Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5
Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

DESCRIPTION OF BANK RATINGS

Moody’s

Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

A
Banks rated A possess superior intrinsic financial strength. Typically, they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B
Banks rated B possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C
Banks rated C possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D
Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors: a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E
Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in the higher and lower ends, respectively, of the generic rating category.

DESCRIPTION OF LONG-TERM CREDIT RATINGS

S&P

Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i:  This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L:  Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P:  This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi:  Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr:  The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation.

Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon reorganization or emergence from bankruptcy, based on late-stage reorganization plans, documentation and discussions with the obligor. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s). The final rating may differ from the preliminary rating as a result of changes in the reorganization plan or other developments. Standard & Poor’s reserves the right not to issue a final rating.

t:  This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited:  Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*:  This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c:  This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q:  A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r:  The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s

Long-Term Obligation Ratings

Investment Grade

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Non-Investment Grade

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch

Investment Grade

AAA
HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB
SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that material credit risk is present.

CCC	SUBSTANTIAL CREDIT RISK. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	VERY HIGH LEVELS OF CREDIT RISK. ‘CC’ ratings indicate very high levels of credit risk.

C	EXCEPTIONALLY HIGH LEVELS OF CREDIT RISK. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

DBRS

Long-Term Obligations

The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or

“low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades. This scale is also used for preferred and hybrid instruments. References to interest throughout reflect dividend commitments, where applicable, for a preferred instrument.

AAA
Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA
Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A
Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB
Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB
Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B
Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D
A security rated D implies the issuer has not met a scheduled payment of interest or principal, the issuer has made it clear that it will miss such a payment in the near future, or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the non payment of a dividend will only be considered as a D if the missed payment constitutes default per the legal documents.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Insurance Financial Strength Ratings, shown in connection with property/casualty groups, represent the ratings of individual companies within those groups, as displayed in Moody’s insurance industry ratings list. The rating of an individual property/casualty company may be based on the benefit of its participation in an intercompany pooling agreement. Pooling agreements may or may not provide for continuation of in-force policyholder obligations by pool members in the event that the property/casualty insurer is sold to a third party or otherwise removed from the pooling agreement.

Moody’s assumes in these ratings that the pooling agreement will not be modified by the members of the pool to reduce the benefits of pool participation, and that the insurer will remain in the pool. Moody’s makes no representation or warranty that such pooling agreement will not be modified over time, nor does Moody’s opine on the probability that the rated entity may be sold or otherwise removed from the pooling agreement.

Long-Term Insurance Financial Strength Ratings

Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa
Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa
Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba
Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa
Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group — with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Short-Term Insurance Financial Strength Ratings

Short-Term Insurance Financial Strength Ratings are opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

When ratings are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parenthesis beneath the name of the insurer, or there is a footnote referring to the name or names of the supporting entity or entities.

In assigning ratings to such insurers, Moody’s evaluates the financial strength of the affiliated insurance companies, commercial banks, corporations, foreign governments, or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

S&P

Insurer Financial Strength Rating Definitions

A S&P’s insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met.

Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

An insurer rated ‘BBB’ or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

AA	An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.

A	An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; ‘CC’ the highest.

BB	An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R
An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	An insurer designated ‘NR’ is not rated, which implies no opinion about the insurer’s financial security.

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating. Long-Term International IFS Ratings

The following rating scale applies to foreign currency and local currency ratings. Ratings of ‘BBB-’ and higher are considered to be “secure“, and those of ‘BB+’ and lower are considered to be “vulnerable“.

AAA	EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.

A
STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.

BB
MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.

B
WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).

CCC,
VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and ‘RR4’ (Average).

CC
EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).

C
DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a ‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below Average) or ‘RR6’ (Poor).

“+” or “-”	may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘B’ category.

Short-Term Insurer Financial Strength Ratings

A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS Rating uses the same international ratings scale used by the agency for short-term debt and issuer ratings.

F1
Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3	Insurers are viewed as having an adequate capacity to meet their near-term obligations.

B	Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	Insurers are viewed as having a very weak capacity to meet their near-term obligations.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-quality credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

DBRS

Preferred Share Rating Scale

The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category. This scale may also apply to certain hybrid securities, in which case references to dividend throughout will reflect interest commitments of the hybrid security.

Pfd-1
Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2
Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3
Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.

Pfd-4
Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.

Pfd-5
Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.

D
A security rated D implies the dividend or principal payment is in default per the legal documents, the issuer has made it clear that this will be the case in the near future or in certain cases, that there has been a distressed exchange. As such, the non payment of a dividend does not necessarily give rise to the assignment of a D rating. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue until such time as the rating is discontinued or reinstated by DBRS.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)              Certificate of Trust dated November 12, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(2)              Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(3)              Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(4)              Amended Schedule B, dated September 30, 2010 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(a)(5)              Memorandum and Articles of Association of HCM Commodities Strategy Fund Ltd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(b)(1)              Amended and Restated By-Laws dated May 20, 2010. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(c)                    Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)              Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(d)(2)             Amended Schedule A to the Advisory Agreement (amended as of August 19, 2010). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(d)(3)             Investment Sub-Advisory Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 0001047469-05-027197).

(d)(4)               Investment Sub-Advisory Agreement for the JPMorgan China Region Fund and the JPMorgan India Fund dated January 31, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 0001145443-07-003339).

(d)(5)              Investment Sub-Advisory Agreement for the JPMorgan Asia Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(d)(6)              Investment Sub-Advisory Agreement between JPMIM and J.P. Morgan Private Investments Inc. for the J.P. Morgan Access Funds, dated August 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(7)              Investment Sub-Advisory Agreement between JPMIM and Highbridge Capital Management, LLC for the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(d)(8)              Form of Investment Management Agreement between HCM Commodities Strategy Fund Ltd. and JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(9)              Investment Sub-Advisory Agreement between JPMIM and Manning & Napier Advisors, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(10)             Investment Sub-Advisory Agreement between JPMIM and TimesSquare Capital Management, LLC, effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(11)             Investment Sub-Advisory Agreement between JPMIM and Fiduciary Management, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(12)             Investment Sub-Advisory Agreement between JPMIM and TAMRO Capital Partners LLC, effective as of the 29th day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(13)             Investment Sub-Advisory Agreement between JPMIM and Osterweis Capital Management LLC effective as of the 31st day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(14)             Investment Sub-Advisory Agreement between JPMIM and Capital Guardian Trust Company effective as of the 1st day of May 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(15)             Investment Sub-Advisory Agreement between JPMIM and Tradewinds Global Investors, LLC effective for the Access Funds. To be filed by Amendment.

(e)(1)              Distribution Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(e)(2)              Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(e)(3)              Amended Schedule B to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(e)(4)              Amended Schedule C to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(e)(5)             Amended Schedule D to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(e)(6)              Amended Schedule E to the Distribution Agreement, amended as of June 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 23, 2009 (Accession Number 0001145443-09-003336).

(e)(7)              Amended Schedule F to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(f)                    Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(g)(1)        Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named on Schedule A. Filed herewith.

(g)(2)            Reserved.

(g)(3)            Reserved.

(g)(4)            Custody Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(a)         Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(b)         Form of Amended Schedule C to the Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(g)(6)          Form of Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Trust I on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc., and JPMorgan Chase Bank, NA. Filed herewith.

(g)(7)               Form of Domestic Custody Agreement and Accounting Service Rider between HCM Commodities Strategy Fund, Ltd. and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(1)(a)          Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(1)(b)          Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(c)          Amended Schedule B to the Administration Agreement (amended as of August 19, 2010). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(h)(1)(d)(i)         Administration Agreement for JPMorgan SmartRetirement Funds, effective May 5, 2006, between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(d)(ii)        Amended Schedule A, dated February 15, 2007, to the Administration Agreement for JPMorgan SmartRetirement Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 0001145443-07-003339).

(h)(1)(e)              Form of Administration Agreement between HCM Commodities Strategy Fund, Ltd. and JPMorgan Funds Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(2)(a)             Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(2)(b)             Amended Appendix A to the Transfer Agency Agreement, dated August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(h)(3)(a)             Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(3)(b)              Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of September 30, 2010). Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(h)(4)(a)               Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(h)(4)(a)(1)          Amendment to Securities Lending Agreement, dated August 21, 2009, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(4)(b)               Securities Lending Agreement, Amended and Restated as of February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(4)(c)                Securities Lending Agency Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002918).

(h)(4)(d)                The Third Party Securities Lending Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002918).

(h)(5)(a)               Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(5)(b)               Form of Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 17, 2005 (Accession Number 0001047469-05-015040).

(h)(5)(c)         Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(d)         Fee Waiver Agreement for the JPMorgan Intrepid Long/Short Fund and JPMorgan Strategic Small Cap Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(e)         Form of Fee Waiver Agreement for the JPMorgan SmartRetirement Funds, dated November 1, 2010. Filed herewith.

(h)(5)(f)          Fee Waiver Agreement for the R Class shares of the JPMorgan Trust I funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(g)         Form of Fee Waiver Agreement for the C Class Shares of JPMorgan International Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2006. (Accession Number 0001145443-06-002202).

(h)(5)(h)         Fee Waiver Agreement for the JPMorgan International Realty Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(i)         Form of Fee Waiver Agreement for the new Funds registered in Post-Effective Amendment No. 46. except JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(h)(5)(j)         Form of Fee Waiver Agreement for the JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(h)(5)(k)         Form of Fee Waiver Agreement for JPMorgan Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Enhanced Income Fund, JPMorgan Strategic Income Fund, JPMorgan Real Return Fund, and JPMorgan Short Term Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 20, 2006 (Accession Number 0001145443-06-003722).

(h)(5)(l)         Form of Fee Waiver Agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(m)        Form of Fee Waiver Agreement for the Registrant’s 10-31 FYE (except Highbridge Statistical Market Neutral Fund, JPMorgan Tax Aware Real Return SMA Fund and JPMorgan International Value SMA Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(n)        Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-09-000298).

(h)(5)(o)        Form of Amendment to the Registrant’s Fee Waiver Agreements. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(p)         Form of Fee Waiver Agreement with respect to the Tax Aware High Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2007 (Accession Number 0001145443-07-002815).

(h)(5)(q)         Form of Fee Waiver Agreement, dated July 1, 2007, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2007 (Accession Number 0001145443-07-001921).

(h)(5)(r)         Form of Fee Waiver Agreement, dated July 1, 2010, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(h)(5)(s)         Form of Fee Waiver Agreement for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(t)         Form of Fee Waiver Agreement for the JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(u)         Form of Fee Waiver Agreement for FYE 6/30 Funds listed on Schedule A thereto, dated November 1, 2010. Filed herewith.

(h)(5)(v)        Form of Fee Waiver Agreement for JPMorgan Emerging Economies Fund and JPMorgan Intrinsic Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 28, 2007 (Accession Number 0001145443-07-003711).

(h)(5)(w)        Form of Fee Waiver Agreement for JPMorgan International Markets Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(h)(5)(x)         Form of Fee Waiver Agreement for JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(y)        Form of Fee Waiver Agreement for JPMorgan Total Return Fund and JPMorgan Strategic Income Opportunities Fund dated May 22, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 28, 2008 (Accession Number 0001145443-08-001782).

(h)(5)(z)        Form of Fee Waiver for the JPMorgan International Opportunities Plus Fund dated August 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 26, 2008 (Accession Number 0001145443-08-002437).

(h)(5)(aa)        Form of Fee Waiver Agreement for the Class R2 Funds. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002493).

(h)(5)(bb)       Form of Fee Waiver for the Service Shares for the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002754).

(h)(5)(cc)       Form of Fee Waiver Agreement for JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(dd)       Form of Fee Waiver Agreement for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund. Incorporated herein by reference to the Registrant’s Registration Statement as file with the Securities and Exchange Commission on June 4, 2009 (Accession Number 0001145443-09-001471).

(h)(5)(ee)       Form of Fee Waiver Agreement for Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(ff)       Form of Fee Waiver Agreement for Class C Shares for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(gg)       Form of Fee Waiver Agreement for new share classes for JPMorgan Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(5)(hh)       Form of Fee Waiver Agreement for JPMorgan International Currency Income Fund dated November 20, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(ii)       Form of Fee Waiver Agreement for JPMorgan U.S. Research Equity Plus Fund and JPMorgan Inflation Managed Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(jj)        Form of Fee Waiver Agreement for Eagle Class Shares of certain J.P.Morgan Money Market Funds as filed with the Securities and Exchange Commission on March 3, 2010 (Accession Number 0001145443-10-000523).

(h)(5)(kk)        Form of Fee Waiver Agreement for JPMorgan Research Equity Long/Short Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on March 12, 2010 (Accession Number 0001145443-10-00635).

(h)(5)(ll)        Form of Fee Waiver Agreement for JPMorgan Alternative Strategies Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(h)(5)(mm)        Form of Fee Waiver Agreement for JPMorgan Managed Income Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(h)(5)(nn)      Form of Fee Waiver Agreement for JPMorgan Current Yield Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 14, 2010 (Accession Number 0001145443-10-001296).

(h)(5)(oo)      Form of Fee Waiver Agreement for JPMorgan Global Natural Resources Fund, JPMorgan Growth Long/Short Fund, JPMorgan Multi-Cap Long/Short Fund JPMorgan Credit Opportunities Fund and JPMorgan Multi-Sector Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(h)(5)(pp)      Form of Fee Waiver Agreement for Class R5 Share of the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(h)(6)             Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(h)(7)             Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(8)             Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(9)              Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(10)            Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(11)            Form of Bilateral Networking agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(12)            HCM Commodities Strategy Fund Ltd Appointment of Agent of Service of Process, dated February 24, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(i)                    Opinion and consent of counsel. Filed herewith.

(j)(1)                Consent of independent registered public accounting firm. Filed herewith.

(k)                   Not applicable.

(l)                    Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(m)(1)            Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(m)(2)            Schedule B to the Combined Amended and Restated Distribution Plan, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(n)(1)            Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(n)(2)              Amended Exhibit B to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan as amended September 30, 2010. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(o)                   Reserved.

(p)                   Codes of Ethics.

(1) Code of Ethics of the Trust (as updated April 28, 2009). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 29, 2009 (Accession Number 0001145443-09-001620).

(2) JPMIM Code of Ethics, effective February 1, 2005, revised February 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(3) Code of Ethics for One Group Dealer Services, Inc. Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

(99)(a)           Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2010 (Accession Number 0001145443-10-000923).

(99)(b)           Power of Attorney for Patricia A. Maleski. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(99)(c)             Power of Attorney for Joy Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 9, 2010 (Accession Number 0001145443-10-002075).

Item 29. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of JF International Management Inc. is currently listed in the investment advisor registration on Form ADV for JF International Management Inc. (File No. 801-41622) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Highbridge Capital Management, LLC is currently listed in the investment advisor registration on Form ADV for Highbridge Capital Management, LLC (File No. 801-64368) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Manning & Napier Advisors Inc. is currently listed in the investment advisor registration on Form ADV for Manning & Napier Advisors Inc. (File No. 801-10733) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of TimesSquare Capital Management, LLC. is currently listed in the investment advisor registration on Form-ADV for TimesSquare Capital Management, LLC (File No. 801-18094) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Fiduciary Management, Inc. is currently listed in the investment advisor registration on Form ADV for Fiduciary Management, Inc. (File No. 801-15164) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of J.P. Morgan Private Investments Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Private Investments Inc. (File No. 801-41088) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of TAMRO Capital Partners LLC is currently listed in the investment advisor registration on Form ADV for TAMRO Capital Partners LLC (File No. 801-68235) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Osterweis Capital Management LLC is currently listed in the investment advisor registration on Form ADV for Osterweis Capital Management LLC (File No. 801-54360) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Capital Guardian Trust Company is currently listed in the investment advisor registration on Form ADV for Capital Guardian Trust Company (File No. 801-60145) and is incorporated herein by reference.

See "Management of the Trust" in Part B. The business or other connections of each director or officer of Tradewinds Global Investors, LLC is currently listed in the investment advisor registration on Form ADV for Tradewinds Global Investors, LLC (File No. 801-65208) and is incorporated herein by reference.

Item 32. Principal Underwriter

(2)               JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 245 Park Avenue, New York, NY 10167. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(2)                  The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 245 Park Avenue, New York, NY 10167.

Name with Registrant	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions
George C.W. Gatch	Director, President	None
Michael R. Machulski	Director, Vice President & Treasurer	None
Robert L. Young	Director, Vice President	None
Anthony J. Horan	Senior Vice President	None
Susan Montgomery	Vice President	None
Colleen A. Meade	Vice President & Secretary	None
David J. Thorp, Jr.	Vice President	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Christine N. Bannerman	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 245 Park Avenue, New York, NY 10167 (records relating to its functions as investment adviser).

J.P. Morgan Fund Distributors, Inc., the Registrant’s distributor (through February 18, 2005), 245 Park Avenue, New York, New York 10167 (records relating to its functions as distributor).

JPMorgan Distribution Services, Inc., the Registrant’s distributor (effective February 19, 2005), at 245 Park Avenue, New York, NY 10167 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 270 Park Avenue, New York, NY 10017 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

JPMorgan Funds Management, Inc., the Registrant’s administrator (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant’s transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant’s transfer agent (effective February 19, 2005), at 2 Heritage Drive, North Quincy, Massachusetts 02171.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio on the 28th day of October 2010.

JPMORGAN TRUST I
By: Patricia A. Maleski*
Patricia A. Maleski President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 28, 2010.

Fergus Reid, III*	Marilyn McCoy*
Fergus Reid, III Trustee and Chairman	Marilyn McCoy Trustee

William J. Armstrong*	William G. Morton*
William J. Armstrong Trustee	William G. Morton Trustee

John F. Finn*	Robert A. Oden, Jr.*
John F. Finn Trustee	Robert A. Oden, Jr. Trustee

Matthew Goldstein*	Frederick W. Ruebeck*
Matthew Goldstein Trustee	Frederick W. Ruebeck. Trustee

Robert J. Higgins*	James J. Schonbachler*
Robert J. Higgins Trustee	James J. Schonbachler Trustee

Frankie D. Hughes*	Leonard M. Spalding, Jr*
Frankie D. Hughes Trustee	Leonard M. Spalding, Jr. Trustee

Peter C. Marshall*	By Patricia A. Maleski*
Peter C. Marshall Trustee	Patricia A. Maleski President and Principal Executive Officer

By Joy C. Dowd*
Joy C. Dowd Treasurer and Principal Financial Officer

*By /s/ Elizabeth A. Davin
Elizabeth A. Davin Attorney-in-fact

Exhibit Index

Exhibit No	Description

(g)(1)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A

(g)(6)	Form of Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010 between JPMorgan Trust on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management Inc., and JPMorgan Chase Bank, N.A.

(h)(5)(e)	Form of Fee Waiver Agreement for the JPMorgan SmartRetirement Funds, dated November 1, 2010

(h)(5)(u)	Form of Fee Waiver Agreement for FYE 6/30 Funds listed on Schedule A thereto, dated November 1, 2010

(i)	Opinion and consent of counsel

(j)(1)	Consent of independent registered public accounting firm